================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                  FORM N-CSR

                               -----------------

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-7440

                               -----------------

                         DIMENSIONAL EMERGING MARKETS
                                  VALUE FUND
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               -----------------

              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)(ZIP CODE)

                               -----------------

          CATHERINE L. NEWELL, ESQUIRE, VICE PRESIDENT AND SECRETARY
                   DIMENSIONAL EMERGING MARKETS VALUE FUND,
              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 512-306-7400

                      DATE OF FISCAL YEAR END: OCTOBER 31

                  DATE OF REPORTING PERIOD: OCTOBER 31, 2014

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

[LOGO]

ANNUAL REPORT
year ended: October 31, 2014

DFA INVESTMENT DIMENSIONS GROUP INC.
DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DIMENSIONAL EMERGING MARKETS VALUE FUND
---------------------------------------------------

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2014

Dear Fellow Shareholder,

Our goal at Dimensional is to deliver an outstanding investment experience to our clients. Our close ties to academia help us identify leading research that can be beneficial to investors, and our team works to interpret, rigorously test, and consider the practical applicability of those ideas in carefully implemented investment strategies. This focus on research and implementation has been central to Dimensional's approach since our founding and will continue to be a key part of our offer to investors.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                                 ANNUAL REPORT

                               Table of Contents

                                                                         Page
                                                                         ----
  Letter to Shareholders
  Definitions of Abbreviations and Footnotes............................   1
  DFA Investment Dimensions Group Inc.
     Performance Charts.................................................   2
     Management's Discussion and Analysis...............................  19
     Disclosure of Fund Expenses........................................  31
     Disclosure of Portfolio Holdings...................................  37
     Schedules of Investments/Summary Schedules of Portfolio Holdings
         Enhanced U.S. Large Company Portfolio..........................  40
         U.S. Large Cap Equity Portfolio................................  43
         U.S. Large Cap Value Portfolio.................................  46
         U.S. Targeted Value Portfolio..................................  47
         U.S. Small Cap Value Portfolio.................................  50
         U.S. Core Equity 1 Portfolio...................................  53
         U.S. Core Equity 2 Portfolio...................................  56
         U.S. Vector Equity Portfolio...................................  59
         U.S. Small Cap Portfolio.......................................  62
         U.S. Micro Cap Portfolio.......................................  65
         DFA Real Estate Securities Portfolio...........................  68
         Large Cap International Portfolio..............................  70
         International Core Equity Portfolio............................  74
         International Small Company Portfolio..........................  79
         Japanese Small Company Portfolio...............................  80
         Asia Pacific Small Company Portfolio...........................  80
         United Kingdom Small Company Portfolio.........................  81
         Continental Small Company Portfolio............................  81
         DFA International Real Estate Securities Portfolio.............  82
         DFA Global Real Estate Securities Portfolio....................  85
         DFA International Small Cap Value Portfolio....................  86
         International Vector Equity Portfolio..........................  90
         World ex U.S. Value Portfolio..................................  95
         World ex U.S. Targeted Value Portfolio.........................  96
         World ex U.S. Core Equity Portfolio............................  97
         World Core Equity Portfolio....................................  98
         Selectively Hedged Global Equity Portfolio.....................  99
         Emerging Markets Portfolio..................................... 100
         Emerging Markets Small Cap Portfolio........................... 100
         Emerging Markets Value Portfolio............................... 100
         Emerging Markets Core Equity Portfolio......................... 101
     Statements of Assets and Liabilities............................... 105
     Statements of Operations........................................... 112
     Statements of Changes in Net Assets................................ 119
     Financial Highlights............................................... 129
     Notes to Financial Statements...................................... 148
     Report of Independent Registered Public Accounting Firm............ 176

TABLE OF CONTENTS
CONTINUED

                                                                         Page
                                                                         ----
  DFA Investment Dimensions Group Inc. - DFA Commodity Strategy
    Portfolio
     Performance Charts................................................. 177
     Management's Discussion and Analysis............................... 178
     Consolidated Disclosure of Fund Expenses........................... 179
     Consolidated Disclosure of Portfolio Holdings...................... 180
     Consolidated Schedule of Investments............................... 181
     Consolidated Statement of Assets and Liabilities................... 186
     Consolidated Statement of Operations............................... 187
     Consolidated Statements of Changes in Net Assets................... 188
     Consolidated Financial Highlights.................................. 189
     Consolidated Notes to Financial Statements......................... 190
     Report of Independent Registered Public Accounting Firm............ 202
  Dimensional Investment Group Inc.
     Performance Charts................................................. 203
     Management's Discussion and Analysis............................... 205
     Disclosure of Fund Expenses........................................ 208
     Disclosure of Portfolio Holdings................................... 210
     Schedule of Investments/Summary Schedule of Portfolio Holdings
         DFA International Value Portfolio.............................. 211
         U.S. Large Company Portfolio................................... 212
     Statements of Assets and Liabilities............................... 215
     Statements of Operations........................................... 216
     Statements of Changes in Net Assets................................ 217
     Financial Highlights............................................... 218
     Notes to Financial Statements...................................... 220
     Report of Independent Registered Public Accounting Firm............ 230
  The DFA Investment Trust Company
     Performance Charts................................................. 231
     Management's Discussion and Analysis............................... 236
     Disclosure of Fund Expenses........................................ 241
     Disclosure of Portfolio Holdings................................... 243
     Summary Schedules of Portfolio Holdings
         The U.S. Large Cap Value Series................................ 245
         The DFA International Value Series............................. 248
         The Japanese Small Company Series.............................. 252
         The Asia Pacific Small Company Series.......................... 255
         The United Kingdom Small Company Series........................ 257
         The Continental Small Company Series........................... 260
         The Canadian Small Company Series.............................. 264
         The Emerging Markets Series.................................... 267
         The Emerging Markets Small Cap Series.......................... 271
     Statements of Assets and Liabilities............................... 275
     Statements of Operations........................................... 277
     Statements of Changes in Net Assets................................ 279
     Financial Highlights............................................... 282
     Notes to Financial Statements...................................... 287
     Report of Independent Registered Public Accounting Firm............ 296

TABLE OF CONTENTS
CONTINUED

                                                                         Page
                                                                         ----
  Dimensional Emerging Markets Value Fund
     Performance Charts................................................. 297
     Management's Discussion and Analysis............................... 298
     Disclosure of Fund Expenses........................................ 299
     Disclosure of Portfolio Holdings................................... 300
     Summary Schedule of Portfolio Holdings............................. 301
     Statement of Assets and Liabilities................................ 305
     Statement of Operations............................................ 306
     Statements of Changes in Net Assets................................ 307
     Financial Highlights............................................... 308
     Notes to Financial Statements...................................... 309
     Report of Independent Registered Public Accounting Firm............ 316
  Fund Management....................................................... 317
  Voting Proxies on Fund Portfolio Securities........................... 328
  Notice to Shareholders................................................ 329

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
CAD     Canadian Dollars
P.L.C.  Public Limited Company
SPDR    Standard & Poor's Depository Receipts
GBP     British Pounds
NZD     New Zealand Dollars
USD     United States Dollars

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities have generally been fair valued. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or
        Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
^       Denominated in USD, unless otherwise noted.
@       Security purchased with cash proceeds from Securities on Loan.
^^      Security pledged as collateral for the Open Futures Contracts.
++      Security pledged as collateral for Swap Agreements.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Fund(s).
(C)     Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(D)     Non-Annualized
(E)     Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
REIT    Real Estate Investment Trust
RIC     Registered Investment Company
SEC     Securities and Exchange Commission
(a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
ENHANCED U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500(R) INDEX
October 31, 2004-October 31, 2014

                                     [CHART]

                   Enhanced U.S. Large Company
                            Portfolio                    S&P 500/R/Index
                ---------------------------------      ------------------
10/31/2004                  $10,000                         $10,000
11/30/2004                   10,366                          10,405
12/31/2004                   10,717                          10,759
 1/31/2005                   10,437                          10,496
 2/28/2005                   10,638                          10,717
 3/31/2005                   10,425                          10,527
 4/30/2005                   10,246                          10,328
 5/31/2005                   10,571                          10,656
 6/30/2005                   10,582                          10,672
 7/31/2005                   10,931                          11,069
 8/31/2005                   10,852                          10,968
 9/30/2005                   10,919                          11,056
10/31/2005                   10,693                          10,872
11/30/2005                   11,100                          11,283
12/31/2005                   11,101                          11,287
 1/31/2006                   11,399                          11,586
 2/28/2006                   11,399                          11,618
 3/31/2006                   11,542                          11,762
 4/30/2006                   11,680                          11,920
 5/31/2006                   11,335                          11,577
 6/30/2006                   11,346                          11,593
 7/31/2006                   11,415                          11,664
 8/31/2006                   11,680                          11,942
 9/30/2006                   11,979                          12,250
10/31/2006                   12,359                          12,649
11/30/2006                   12,600                          12,889
12/31/2006                   12,769                          13,070
 1/31/2007                   12,950                          13,268
 2/28/2007                   12,696                          13,008
 3/31/2007                   12,841                          13,154
 4/30/2007                   13,397                          13,737
 5/31/2007                   13,856                          14,216
 6/30/2007                   13,614                          13,980
 7/31/2007                   13,204                          13,546
 8/31/2007                   13,385                          13,749
 9/30/2007                   13,883                          14,264
10/31/2007                   14,106                          14,490
11/30/2007                   13,512                          13,885
12/31/2007                   13,416                          13,788
 1/31/2008                   12,575                          12,961
 2/29/2008                   12,168                          12,540
 3/31/2008                   12,114                          12,486
 4/30/2008                   12,683                          13,094
 5/31/2008                   12,860                          13,264
 6/30/2008                   11,767                          12,146
 7/31/2008                   11,671                          12,044
 8/31/2008                   11,850                          12,218
 9/30/2008                   10,759                          11,129
10/31/2008                    8,924                           9,260
11/30/2008                    8,317                           8,596
12/31/2008                    8,415                           8,687
 1/31/2009                    7,710                           7,955
 2/28/2009                    6,867                           7,108
 3/31/2009                    7,492                           7,730
 4/30/2009                    8,230                           8,470
 5/31/2009                    8,723                           8,944
 6/30/2009                    8,753                           8,962
 7/31/2009                    9,446                           9,640
 8/31/2009                    9,815                           9,988
 9/30/2009                   10,201                          10,360
10/31/2009                   10,015                          10,168
11/30/2009                   10,649                          10,778
12/31/2009                   10,832                          10,986
 1/31/2010                   10,460                          10,591
 2/28/2010                   10,801                          10,919
 3/31/2010                   11,437                          11,578
 4/30/2010                   11,623                          11,760
 5/31/2010                   10,708                          10,821
 6/30/2010                   10,157                          10,255
 7/31/2010                   10,874                          10,973
 8/31/2010                   10,391                          10,478
 9/30/2010                   11,321                          11,413
10/31/2010                   11,758                          11,847
11/30/2010                   11,742                          11,849
12/31/2010                   12,528                          12,641
 1/31/2011                   12,841                          12,940
 2/28/2011                   13,263                          13,384
 3/31/2011                   13,263                          13,389
 4/30/2011                   13,685                          13,786
 5/31/2011                   13,560                          13,629
 6/30/2011                   13,326                          13,402
 7/31/2011                   13,076                          13,130
 8/31/2011                   12,356                          12,417
 9/30/2011                   11,480                          11,544
10/31/2011                   12,747                          12,805
11/30/2011                   12,669                          12,777
12/31/2011                   12,810                          12,908
 1/31/2012                   13,411                          13,486
 2/29/2012                   13,996                          14,069
 3/31/2012                   14,471                          14,532
 4/30/2012                   14,392                          14,441
 5/31/2012                   13,522                          13,573
 6/30/2012                   14,089                          14,132
 7/31/2012                   14,327                          14,329
 8/31/2012                   14,660                          14,652
 9/30/2012                   15,037                          15,030
10/31/2012                   14,766                          14,753
11/30/2012                   14,862                          14,838
12/31/2012                   14,983                          14,973
 1/31/2013                   15,751                          15,749
 2/28/2013                   15,975                          15,963
 3/31/2013                   16,566                          16,561
 4/30/2013                   16,886                          16,881
 5/31/2013                   17,270                          17,275
 6/30/2013                   17,005                          17,043
 7/31/2013                   17,903                          17,911
 8/31/2013                   17,374                          17,392
 9/30/2013                   17,919                          17,937
10/31/2013                   18,752                          18,762
11/30/2013                   19,329                          19,334
12/31/2013                   19,794                          19,823
 1/31/2014                   19,137                          19,138
 2/28/2014                   20,003                          20,013
 3/31/2014                   20,157                          20,181
 4/30/2014                   20,318                          20,331
 5/31/2014                   20,816                          20,808
 6/30/2014                   21,216                          21,238
 7/31/2014                   20,911                          20,945          Past performance is not predictive of
 8/31/2014                   21,764                          21,783          future performance.
 9/30/2014                   21,442                          21,477          The returns shown do not reflect the
10/31/2014                   21,973                          22,002          deduction of taxes that a shareholder
          Average Annual         One         Five          Ten               would pay on fund distributions or the
          Total Return           Year        Years        Years              redemption of fund shares.
          ------------------------------------------------------------       The S&P data are provided by
                                17.18%       17.02%       8.19%              Standard & Poor's Index Services Group.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. LARGE CAP EQUITY PORTFOLIO VS.
RUSSELL 1000(R) INDEX
June 25, 2013-October 31, 2014

                                 [CHART]

                       U.S. Large Cap
                      Equity Portfolio        Russell 1000/R/ Index
                     -----------------        ---------------------
     6/25/2013            $10,000                   $10,000
     6/30/2013             10,020                    10,130
     7/31/2013             10,550                    10,672
     8/31/2013             10,270                    10,378
     9/30/2013             10,630                    10,740
    10/31/2013             11,101                    11,213
    11/30/2013             11,452                    11,527
    12/31/2013             11,757                    11,838
     1/31/2014             11,333                    11,460
     2/28/2014             11,878                    12,004
     3/31/2014             11,985                    12,080
     4/30/2014             12,046                    12,137
     5/31/2014             12,319                    12,416
     6/30/2014             12,623                    12,699            Past performance is not predictive of
     7/31/2014             12,410                    12,493            future performance.
     8/31/2014             12,928                    13,010            The returns shown do not reflect the
     9/30/2014             12,654                    12,781            deduction of taxes that a shareholder
    10/31/2014             12,899                    13,094            would pay on fund distributions or the
            Average Annual         One           Since                 redemption of fund shares.
            Total Return           Year        Inception               Russell data copyright (C) Russell
            ---------------------------------------------------        Investment Group 1995-2014, all rights
                                  16.19%        20.74%                 reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
U.S. LARGE CAP VALUE PORTFOLIO VS.
RUSSELL 1000(R) VALUE INDEX
October 31, 2004-October 31, 2014

                                    [CHART]


                U.S. Large Cap Value Portfolio    Russell 1000/R/ Value Index
               -------------------------------    ---------------------------
 10/31/2004                $10,000                          $10,000
 11/30/2004                 10,655                           10,506
 12/31/2004                 11,079                           10,858
  1/31/2005                 10,803                           10,665
  2/28/2005                 11,129                           11,018
  3/31/2005                 11,100                           10,867
  4/30/2005                 10,718                           10,672
  5/31/2005                 11,177                           10,929
  6/30/2005                 11,405                           11,049
  7/31/2005                 11,971                           11,368
  8/31/2005                 11,871                           11,319
  9/30/2005                 12,054                           11,478
 10/31/2005                 11,731                           11,186
 11/30/2005                 12,199                           11,552
 12/31/2005                 12,214                           11,621
  1/31/2006                 12,792                           12,072
  2/28/2006                 12,747                           12,146
  3/31/2006                 12,972                           12,311
  4/30/2006                 13,337                           12,624
  5/31/2006                 13,090                           12,305
  6/30/2006                 13,203                           12,383
  7/31/2006                 13,011                           12,684
  8/31/2006                 13,220                           12,897
  9/30/2006                 13,586                           13,154
 10/31/2006                 14,124                           13,584
 11/30/2006                 14,390                           13,894
 12/31/2006                 14,679                           14,206
  1/31/2007                 15,104                           14,388
  2/28/2007                 14,877                           14,164
  3/31/2007                 14,974                           14,383
  4/30/2007                 15,609                           14,914
  5/31/2007                 16,250                           15,452
  6/30/2007                 15,986                           15,091
  7/31/2007                 14,993                           14,393
  8/31/2007                 14,707                           14,554
  9/30/2007                 15,087                           15,054
 10/31/2007                 15,169                           15,056
 11/30/2007                 14,319                           14,320
 12/31/2007                 14,273                           14,182
  1/31/2008                 13,726                           13,614
  2/29/2008                 13,301                           13,043
  3/31/2008                 13,177                           12,945
  4/30/2008                 14,004                           13,577
  5/31/2008                 14,337                           13,555
  6/30/2008                 12,766                           12,257
  7/31/2008                 12,623                           12,213
  8/31/2008                 12,871                           12,421
  9/30/2008                 11,713                           11,508
 10/31/2008                  9,074                            9,516
 11/30/2008                  8,184                            8,834
 12/31/2008                  8,450                            8,956
  1/31/2009                  7,448                            7,926
  2/28/2009                  6,402                            6,867
  3/31/2009                  7,031                            7,455
  4/30/2009                  8,169                            8,254
  5/31/2009                  8,796                            8,764
  6/30/2009                  8,689                            8,699
  7/31/2009                  9,508                            9,411
  8/31/2009                 10,155                            9,904
  9/30/2009                 10,597                           10,286
 10/31/2009                 10,141                            9,971
 11/30/2009                 10,712                           10,533
 12/31/2009                 11,001                           10,720
  1/31/2010                 10,743                           10,418
  2/28/2010                 11,207                           10,747
  3/31/2010                 12,081                           11,447
  4/30/2010                 12,463                           11,743
  5/31/2010                 11,396                           10,778
  6/30/2010                 10,534                           10,171
  7/31/2010                 11,358                           10,860
  8/31/2010                 10,664                           10,395
  9/30/2010                 11,709                           11,201
 10/31/2010                 12,140                           11,538
 11/30/2010                 12,049                           11,476
 12/31/2010                 13,220                           12,382
  1/31/2011                 13,647                           12,662
  2/28/2011                 14,383                           13,129
  3/31/2011                 14,449                           13,181
  4/30/2011                 14,811                           13,532
  5/31/2011                 14,600                           13,389
  6/30/2011                 14,335                           13,115
  7/31/2011                 13,680                           12,680
  8/31/2011                 12,523                           11,888
  9/30/2011                 11,258                           10,990
 10/31/2011                 12,812                           12,248
 11/30/2011                 12,706                           12,185
 12/31/2011                 12,805                           12,430
  1/31/2012                 13,441                           12,901
  2/29/2012                 14,217                           13,415
  3/31/2012                 14,478                           13,813
  4/30/2012                 14,175                           13,672
  5/31/2012                 13,169                           12,870
  6/30/2012                 13,875                           13,509
  7/31/2012                 14,010                           13,649
  8/31/2012                 14,563                           13,945
  9/30/2012                 15,095                           14,388
 10/31/2012                 15,136                           14,317
 11/30/2012                 15,169                           14,311
 12/31/2012                 15,629                           14,607
  1/31/2013                 16,714                           15,556
  2/28/2013                 16,926                           15,779
  3/31/2013                 17,739                           16,405
  4/30/2013                 17,917                           16,653
  5/31/2013                 18,657                           17,080
  6/30/2013                 18,442                           16,929
  7/31/2013                 19,548                           17,844
  8/31/2013                 18,964                           17,167
  9/30/2013                 19,524                           17,597
 10/31/2013                 20,511                           18,367
 11/30/2013                 21,367                           18,880
 12/31/2013                 21,931                           19,358
  1/31/2014                 21,064                           18,670
  2/28/2014                 21,772                           19,478
  3/31/2014                 22,282                           19,943
  4/30/2014                 22,428                           20,132
  5/31/2014                 22,915                           20,427
  6/30/2014                 23,540                           20,961              Past performance is not predictive of
  7/31/2014                 23,365                           20,603              future performance.
  8/31/2014                 24,106                           21,361              The returns shown do not reflect the
  9/30/2014                 23,505                           20,920              deduction of taxes that a shareholder
 10/31/2014                 23,688                           21,390              would pay on fund distributions or the
           Average Annual          One          Five          Ten                redemption of fund shares.
           Total Return            Year         Years        Years               Russell data copyright (C) Russell
           --------------------------------------------------------------        Investment Group 1995-2014, all rights
                                  15.49%        18.49%       9.01%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- CLASS R1 VS.
RUSSELL 2000(R) VALUE INDEX
January 31, 2008-October 31, 2014

                                    [CHART]

                    U.S. Targeted
              Value Portfolio - Class R1        Russell 2000/R/ Value Index
              --------------------------        ---------------------------
 1/31/2008            $10,000                            $10,000
 2/29/2008              9,750                              9,603
 3/31/2008              9,821                              9,748
 4/30/2008             10,152                             10,056
 5/31/2008             10,613                             10,400
 6/30/2008              9,538                              9,402
 7/31/2008              9,790                              9,884
 8/31/2008             10,233                             10,353
 9/30/2008              9,575                              9,868
10/31/2008              7,504                              7,897
11/30/2008              6,525                              6,982
12/31/2008              6,946                              7,412
 1/31/2009              5,999                              6,353
 2/28/2009              5,204                              5,471
 3/31/2009              5,777                              5,956
 4/30/2009              6,902                              6,901
 5/31/2009              7,137                              7,051
 6/30/2009              7,107                              7,028
 7/31/2009              7,959                              7,841
 8/31/2009              8,379                              8,212
 9/30/2009              8,844                              8,624
10/31/2009              8,207                              8,051
11/30/2009              8,484                              8,308
12/31/2009              9,150                              8,937
 1/31/2010              8,943                              8,675
 2/28/2010              9,449                              9,077
 3/31/2010             10,229                              9,832
 4/30/2010             10,973                             10,520
 5/31/2010              9,981                              9,631
 6/30/2010              9,031                              8,790
 7/31/2010              9,735                              9,418
 8/31/2010              8,948                              8,710
 9/30/2010             10,044                              9,645
10/31/2010             10,417                             10,019
11/30/2010             10,840                             10,273
12/31/2010             11,805                             11,127
 1/31/2011             11,883                             11,133
 2/28/2011             12,550                             11,698
 3/31/2011             12,792                             11,861
 4/30/2011             12,998                             12,053
 5/31/2011             12,678                             11,837
 6/30/2011             12,397                             11,546
 7/31/2011             11,964                             11,164
 8/31/2011             10,763                             10,178
 9/30/2011              9,425                              9,067
10/31/2011             10,905                             10,373
11/30/2011             10,941                             10,353
12/31/2011             11,049                             10,515
 1/31/2012             11,719                             11,214
 2/29/2012             12,144                             11,380
 3/31/2012             12,369                             11,733
 4/30/2012             12,168                             11,564
 5/31/2012             11,260                             10,857
 6/30/2012             11,715                             11,380
 7/31/2012             11,657                             11,264
 8/31/2012             12,192                             11,612
 9/30/2012             12,577                             12,025
10/31/2012             12,505                             11,874
11/30/2012             12,715                             11,911
12/31/2012             13,155                             12,413
 1/31/2013             14,059                             13,152
 2/28/2013             14,291                             13,303
 3/31/2013             14,987                             13,856
 4/30/2013             14,840                             13,843
 5/31/2013             15,567                             14,256
 6/30/2013             15,460                             14,199
 7/31/2013             16,545                             15,111
 8/31/2013             15,941                             14,443
 9/30/2013             16,826                             15,277
10/31/2013             17,555                             15,773
11/30/2013             18,331                             16,389
12/31/2013             18,804                             16,698
 1/31/2014             17,913                             16,052
 2/28/2014             18,845                             16,786
 3/31/2014             19,217                             16,994
 4/30/2014             18,862                             16,557
 5/31/2014             19,044                             16,662
 6/30/2014             19,852                             17,399               Past performance is not predictive of
 7/31/2014             18,859                             16,347               future performance.
 8/31/2014             19,819                             17,058               The returns shown do not reflect the
 9/30/2014             18,629                             15,907               deduction of taxes that a shareholder
10/31/2014             19,217                             17,018               would pay on fund distributions or the
          Average Annual        One         Five           Since               redemption of fund shares.
          Total Return          Year        Years        Inception             Russell data copyright (C) Russell
          --------------------------------------------------------------       Investment Group 1995-2014, all rights
                                9.47%       18.55%        10.16%               reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- CLASS R2 VS.
RUSSELL 2000(R) VALUE INDEX
June 30, 2008-October 31, 2014

                                    [CHART]

                      U.S. Targeted Value
                      Portfolio - Class R2         Russell 2000/R/ Value Index
                    ------------------------       ---------------------------
 6/30/2008                $10,000                          10,000
 7/31/2008                 10,260                          10,513
 8/31/2008                 10,720                          11,012
 9/30/2008                 10,038                          10,496
10/31/2008                  7,860                           8,399
11/30/2008                  6,836                           7,426
12/31/2008                  7,274                           7,883
 1/31/2009                  6,272                           6,757
 2/28/2009                  5,443                           5,818
 3/31/2009                  6,038                           6,335
 4/30/2009                  7,216                           7,340
 5/31/2009                  7,459                           7,499
 6/30/2009                  7,436                           7,475
 7/31/2009                  8,321                           8,340
 8/31/2009                  8,768                           8,735
 9/30/2009                  9,248                           9,173
10/31/2009                  8,585                           8,564
11/30/2009                  8,871                           8,836
12/31/2009                  9,568                           9,505
 1/31/2010                  9,343                           9,227
 2/28/2010                  9,865                           9,654
 3/31/2010                 10,685                          10,458
 4/30/2010                 11,453                          11,189
 5/31/2010                 10,419                          10,244
 6/30/2010                  9,434                           9,350
 7/31/2010                 10,161                          10,017
 8/31/2010                  9,341                           9,264
 9/30/2010                 10,484                          10,258
10/31/2010                 10,874                          10,656
11/30/2010                 11,306                          10,927
12/31/2010                 12,308                          11,834
 1/31/2011                 12,396                          11,841
 2/28/2011                 13,085                          12,442
 3/31/2011                 13,336                          12,615
 4/30/2011                 13,544                          12,820
 5/31/2011                 13,211                          12,590
 6/30/2011                 12,926                          12,281
 7/31/2011                 12,466                          11,875
 8/31/2011                 11,214                          10,826
 9/30/2011                  9,820                           9,644
10/31/2011                 11,364                          11,033
11/30/2011                 11,401                          11,011
12/31/2011                 11,510                          11,183
 1/31/2012                 12,209                          11,927
 2/29/2012                 12,644                          12,104
 3/31/2012                 12,877                          12,480
 4/30/2012                 12,667                          12,299
 5/31/2012                 11,721                          11,548
 6/30/2012                 12,189                          12,104
 7/31/2012                 12,129                          11,981
 8/31/2012                 12,686                          12,350
 9/30/2012                 13,082                          12,790
10/31/2012                 13,007                          12,630
11/30/2012                 13,225                          12,668
12/31/2012                 13,677                          13,202
 1/31/2013                 14,611                          13,989
 2/28/2013                 14,861                          14,149
 3/31/2013                 15,577                          14,738
 4/30/2013                 15,424                          14,723
 5/31/2013                 16,181                          15,163
 6/30/2013                 16,064                          15,102
 7/31/2013                 17,185                          16,072
 8/31/2013                 16,548                          15,362
 9/30/2013                 17,472                          16,248
10/31/2013                 18,223                          16,777
11/30/2013                 19,022                          17,431
12/31/2013                 19,515                          17,760
 1/31/2014                 18,587                          17,073
 2/28/2014                 19,549                          17,854
 3/31/2014                 19,932                          18,075
 4/30/2014                 19,563                          17,610
 5/31/2014                 19,752                          17,722
 6/30/2014                 20,586                          18,506
 7/31/2014                 19,553                          17,387                 Past performance is not predictive of
 8/31/2014                 20,551                          18,143                 future performance.
 9/30/2014                 19,315                          16,919                 The returns shown do not reflect the
10/31/2014                 19,918                          18,101                 deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
           Average Annual        One         Five           Since                 redemption of fund shares.
           Total Return          Year        Years        Inception               Russell data copyright (C) Russell
           ---------------------------------------------------------------        Investment Group 1995-2014, all rights
                                 9.30%       18.33%        11.49%                 reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
RUSSELL 2000(R) VALUE INDEX
October 31, 2004-October 31, 2014

                                    [CHART]

                      U.S. Targeted Value
                Portfolio - Institutional Class     Russell 2000/R/ Value Index
               ---------------------------------    ---------------------------
10/31/2004               $10,000                           $10,000
11/30/2004                10,920                            10,887
12/31/2004                11,259                            11,147
 1/31/2005                10,901                            10,716
 2/28/2005                11,203                            10,929
 3/31/2005                11,098                            10,704
 4/30/2005                10,346                            10,152
 5/31/2005                11,035                            10,771
 6/30/2005                11,468                            11,247
 7/31/2005                12,171                            11,887
 8/31/2005                11,981                            11,614
 9/30/2005                12,023                            11,595
10/31/2005                11,705                            11,304
11/30/2005                12,249                            11,762
12/31/2005                12,301                            11,672
 1/31/2006                13,288                            12,637
 2/28/2006                13,149                            12,636
 3/31/2006                13,693                            13,248
 4/30/2006                13,872                            13,284
 5/31/2006                13,390                            12,734
 6/30/2006                13,465                            12,890
 7/31/2006                13,052                            12,711
 8/31/2006                13,348                            13,091
 9/30/2006                13,484                            13,219
10/31/2006                14,150                            13,892
11/30/2006                14,635                            14,288
12/31/2006                14,724                            14,412
 1/31/2007                15,032                            14,628
 2/28/2007                14,955                            14,449
 3/31/2007                15,069                            14,623
 4/30/2007                15,377                            14,775
 5/31/2007                16,043                            15,316
 6/30/2007                15,831                            14,959
 7/31/2007                14,684                            13,686
 8/31/2007                14,641                            13,960
 9/30/2007                14,685                            14,023
10/31/2007                14,720                            14,176
11/30/2007                13,670                            13,114
12/31/2007                13,518                            13,003
 1/31/2008                12,872                            12,470
 2/29/2008                12,544                            11,974
 3/31/2008                12,651                            12,155
 4/30/2008                13,068                            12,539
 5/31/2008                13,672                            12,968
 6/30/2008                12,289                            11,724
 7/31/2008                12,609                            12,325
 8/31/2008                13,178                            12,910
 9/30/2008                12,344                            12,305
10/31/2008                 9,668                             9,847
11/30/2008                 8,411                             8,707
12/31/2008                 8,952                             9,242
 1/31/2009                 7,721                             7,922
 2/28/2009                 6,707                             6,822
 3/31/2009                 7,438                             7,427
 4/30/2009                 8,888                             8,606
 5/31/2009                 9,195                             8,792
 6/30/2009                 9,163                             8,764
 7/31/2009                10,255                             9,778
 8/31/2009                10,806                            10,240
 9/30/2009                11,407                            10,754
10/31/2009                10,584                            10,040
11/30/2009                10,936                            10,359
12/31/2009                11,805                            11,144
 1/31/2010                11,533                            10,817
 2/28/2010                12,177                            11,319
 3/31/2010                13,190                            12,260
 4/30/2010                14,144                            13,118
 5/31/2010                12,873                            12,010
 6/30/2010                11,650                            10,961
 7/31/2010                12,558                            11,744
 8/31/2010                11,541                            10,861
 9/30/2010                12,960                            12,027
10/31/2010                13,443                            12,493
11/30/2010                13,980                            12,810
12/31/2010                15,230                            13,875
 1/31/2011                15,330                            13,882
 2/28/2011                16,200                            14,587
 3/31/2011                16,512                            14,790
 4/30/2011                16,768                            15,030
 5/31/2011                16,356                            14,761
 6/30/2011                16,005                            14,398
 7/31/2011                15,445                            13,922
 8/31/2011                13,895                            12,692
 9/30/2011                12,170                            11,306
10/31/2011                14,082                            12,935
11/30/2011                14,128                            12,909
12/31/2011                14,272                            13,111
 1/31/2012                15,137                            13,983
 2/29/2012                15,686                            14,191
 3/31/2012                15,981                            14,631
 4/30/2012                15,720                            14,419
 5/31/2012                14,547                            13,538
 6/30/2012                15,139                            14,191
 7/31/2012                15,065                            14,046
 8/31/2012                15,756                            14,479
 9/30/2012                16,257                            14,995
10/31/2012                16,164                            14,807
11/30/2012                16,435                            14,852
12/31/2012                17,010                            15,478
 1/31/2013                18,170                            16,401
 2/28/2013                18,480                            16,588
 3/31/2013                19,380                            17,278
 4/30/2013                19,190                            17,262
 5/31/2013                20,140                            17,777
 6/30/2013                19,996                            17,705
 7/31/2013                21,400                            18,843
 8/31/2013                20,608                            18,010
 9/30/2013                21,760                            19,049
10/31/2013                22,694                            19,669
11/30/2013                23,708                            20,436
12/31/2013                24,329                            20,821
 1/31/2014                23,175                            20,016
 2/28/2014                24,371                            20,932
 3/31/2014                24,857                            21,191
 4/30/2014                24,408                            20,646
 5/31/2014                24,643                            20,777
 6/30/2014                25,685                            21,696
 7/31/2014                24,409                            20,384                 Past performance is not predictive of
 8/31/2014                25,652                            21,270                 future performance.
 9/30/2014                24,117                            19,835                 The returns shown do not reflect the
10/31/2014                24,869                            21,221                 deduction of taxes that a shareholder
                                                                                   would pay on fund distributions or the
           Average Annual         One          Five           Ten                  redemption of fund shares.
           Total Return           Year         Years         Years                 Russell data copyright (C) Russell
           ---------------------------------------------------------------         Investment Group 1995-2014, all
                                  9.58%        18.63%        9.54%                 rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
U.S. SMALL CAP VALUE PORTFOLIO VS.
RUSSELL 2000(R) VALUE INDEX
October 31, 2004-October 31, 2014

                                     [CHART]


              U.S. Small Cap Value Portfolio      Russell 2000/R/ Value Index
             --------------------------------    -----------------------------
10/31/2004               $10,000                          $10,000
11/30/2004                11,000                           10,887
12/31/2004                11,399                           11,147
 1/31/2005                10,991                           10,716
 2/28/2005                11,288                           10,929
 3/31/2005                11,068                           10,704
 4/30/2005                10,262                           10,152
 5/31/2005                10,945                           10,771
 6/30/2005                11,402                           11,247
 7/31/2005                12,213                           11,887
 8/31/2005                12,009                           11,614
 9/30/2005                12,105                           11,595
10/31/2005                11,751                           11,304
11/30/2005                12,245                           11,762
12/31/2005                12,286                           11,672
 1/31/2006                13,370                           12,637
 2/28/2006                13,324                           12,636
 3/31/2006                14,136                           13,248
 4/30/2006                14,275                           13,284
 5/31/2006                13,649                           12,734
 6/30/2006                13,656                           12,890
 7/31/2006                13,144                           12,711
 8/31/2006                13,400                           13,091
 9/30/2006                13,560                           13,219
10/31/2006                14,296                           13,892
11/30/2006                14,730                           14,288
12/31/2006                14,934                           14,412
 1/31/2007                15,263                           14,628
 2/28/2007                15,227                           14,449
 3/31/2007                15,393                           14,623
 4/30/2007                15,671                           14,775
 5/31/2007                16,242                           15,316
 6/30/2007                15,991                           14,959
 7/31/2007                14,769                           13,686
 8/31/2007                14,657                           13,960
 9/30/2007                14,617                           14,023
10/31/2007                14,780                           14,176
11/30/2007                13,491                           13,114
12/31/2007                13,329                           13,003
 1/31/2008                12,804                           12,470
 2/29/2008                12,440                           11,974
 3/31/2008                12,545                           12,155
 4/30/2008                12,753                           12,539
 5/31/2008                13,281                           12,968
 6/30/2008                11,939                           11,724
 7/31/2008                12,186                           12,325
 8/31/2008                12,692                           12,910
 9/30/2008                11,817                           12,305
10/31/2008                 9,201                            9,847
11/30/2008                 8,006                            8,707
12/31/2008                 8,426                            9,242
 1/31/2009                 7,223                            7,922
 2/28/2009                 6,305                            6,822
 3/31/2009                 6,961                            7,427
 4/30/2009                 8,329                            8,606
 5/31/2009                 8,597                            8,792
 6/30/2009                 8,627                            8,764
 7/31/2009                 9,787                            9,778
 8/31/2009                10,290                           10,240
 9/30/2009                10,942                           10,754
10/31/2009                10,118                           10,040
11/30/2009                10,433                           10,359
12/31/2009                11,259                           11,144
 1/31/2010                10,903                           10,817
 2/28/2010                11,574                           11,319
 3/31/2010                12,600                           12,260
 4/30/2010                13,621                           13,118
 5/31/2010                12,273                           12,010
 6/30/2010                11,028                           10,961
 7/31/2010                11,986                           11,744
 8/31/2010                10,982                           10,861
 9/30/2010                12,402                           12,027
10/31/2010                12,919                           12,493
11/30/2010                13,500                           12,810
12/31/2010                14,738                           13,875
 1/31/2011                14,784                           13,882
 2/28/2011                15,712                           14,587
 3/31/2011                16,035                           14,790
 4/30/2011                16,237                           15,030
 5/31/2011                15,730                           14,761
 6/30/2011                15,445                           14,398
 7/31/2011                15,001                           13,922
 8/31/2011                13,414                           12,692
 9/30/2011                11,727                           11,306
10/31/2011                13,582                           12,935
11/30/2011                13,490                           12,909
12/31/2011                13,626                           13,111
 1/31/2012                14,638                           13,983
 2/29/2012                15,103                           14,191
 3/31/2012                15,450                           14,631
 4/30/2012                15,203                           14,419
 5/31/2012                14,120                           13,538
 6/30/2012                14,739                           14,191
 7/31/2012                14,704                           14,046
 8/31/2012                15,323                           14,479
 9/30/2012                15,831                           14,995
10/31/2012                15,701                           14,807
11/30/2012                15,991                           14,852
12/31/2012                16,586                           15,478
 1/31/2013                17,675                           16,401
 2/28/2013                17,985                           16,588
 3/31/2013                18,867                           17,278
 4/30/2013                18,658                           17,262
 5/31/2013                19,664                           17,777
 6/30/2013                19,527                           17,705
 7/31/2013                20,959                           18,843
 8/31/2013                20,084                           18,010
 9/30/2013                21,137                           19,049
10/31/2013                21,880                           19,669
11/30/2013                22,990                           20,436
12/31/2013                23,616                           20,821
 1/31/2014                22,402                           20,016
 2/28/2014                23,623                           20,932
 3/31/2014                23,903                           21,191
 4/30/2014                23,443                           20,646
 5/31/2014                23,636                           20,777
 6/30/2014                24,685                           21,696
 7/31/2014                23,262                           20,384
 8/31/2014                24,618                           21,270
 9/30/2014                22,900                           19,835
10/31/2014                23,957                           21,221                 Past performance is not predictive of
                                                                                  future performance.
                                                                                  The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
           Average Annual         One          Five           Ten                 redemption of fund shares.
           Total Return           Year         Years         Years                Russell data copyright (C) Russell
           ---------------------------------------------------------------        Investment Group 1995-2014, all
                                  9.49%        18.81%        9.13%                rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. CORE EQUITY 1 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
September 15, 2005-October 31, 2014

                                     [CHART]


              U.S. Core Equity 1 Portfolio     Russell 3000/R/ Index
             -------------------------------   ---------------------
 9/15/2005                $10,000                    $10,000
 9/30/2005                 10,040                     10,026
10/31/2005                  9,820                      9,838
11/30/2005                 10,220                     10,221
12/31/2005                 10,224                     10,229
 1/31/2006                 10,636                     10,571
 2/28/2006                 10,656                     10,590
 3/31/2006                 10,893                     10,773
 4/30/2006                 11,024                     10,890
 5/31/2006                 10,641                     10,541
 6/30/2006                 10,644                     10,560
 7/31/2006                 10,532                     10,550
 8/31/2006                 10,785                     10,808
 9/30/2006                 11,009                     11,050
10/31/2006                 11,414                     11,448
11/30/2006                 11,686                     11,697
12/31/2006                 11,828                     11,837
 1/31/2007                 12,053                     12,062
 2/28/2007                 11,920                     11,864
 3/31/2007                 12,039                     11,988
 4/30/2007                 12,489                     12,467
 5/31/2007                 12,970                     12,921
 6/30/2007                 12,760                     12,679
 7/31/2007                 12,226                     12,247
 8/31/2007                 12,349                     12,423
 9/30/2007                 12,704                     12,875
10/31/2007                 12,899                     13,112
11/30/2007                 12,233                     12,521
12/31/2007                 12,159                     12,446
 1/31/2008                 11,465                     11,691
 2/29/2008                 11,123                     11,328
 3/31/2008                 11,043                     11,261
 4/30/2008                 11,594                     11,824
 5/31/2008                 11,895                     12,067
 6/30/2008                 10,877                     11,071
 7/31/2008                 10,877                     10,983
 8/31/2008                 11,117                     11,153
 9/30/2008                 10,086                     10,104
10/31/2008                  8,214                      8,312
11/30/2008                  7,520                      7,656
12/31/2008                  7,718                      7,802
 1/31/2009                  7,020                      7,148
 2/28/2009                  6,269                      6,399
 3/31/2009                  6,845                      6,959
 4/30/2009                  7,674                      7,692
 5/31/2009                  8,036                      8,102
 6/30/2009                  8,072                      8,130
 7/31/2009                  8,755                      8,763
 8/31/2009                  9,076                      9,076
 9/30/2009                  9,506                      9,456
10/31/2009                  9,170                      9,213
11/30/2009                  9,631                      9,736
12/31/2009                 10,020                     10,014
 1/31/2010                  9,697                      9,653
 2/28/2010                 10,074                      9,980
 3/31/2010                 10,744                     10,609
 4/30/2010                 11,078                     10,838
 5/31/2010                 10,204                      9,982
 6/30/2010                  9,546                      9,408
 7/31/2010                 10,229                     10,061
 8/31/2010                  9,677                      9,587
 9/30/2010                 10,664                     10,493
10/31/2010                 11,077                     10,903
11/30/2010                 11,218                     10,966
12/31/2010                 12,035                     11,709
 1/31/2011                 12,276                     11,965
 2/28/2011                 12,768                     12,400
 3/31/2011                 12,903                     12,456
 4/30/2011                 13,254                     12,827
 5/31/2011                 13,068                     12,681
 6/30/2011                 12,826                     12,453
 7/31/2011                 12,463                     12,168
 8/31/2011                 11,594                     11,438
 9/30/2011                 10,579                     10,550
10/31/2011                 11,904                     11,764
11/30/2011                 11,882                     11,733
12/31/2011                 11,959                     11,829
 1/31/2012                 12,603                     12,426
 2/29/2012                 13,148                     12,952
 3/31/2012                 13,496                     13,351
 4/30/2012                 13,363                     13,264
 5/31/2012                 12,483                     12,444
 6/30/2012                 12,945                     12,931
 7/31/2012                 13,034                     13,059
 8/31/2012                 13,415                     13,385
 9/30/2012                 13,796                     13,737
10/31/2012                 13,605                     13,500
11/30/2012                 13,752                     13,604
12/31/2012                 13,981                     13,771
 1/31/2013                 14,830                     14,527
 2/28/2013                 15,012                     14,719
 3/31/2013                 15,627                     15,296
 4/30/2013                 15,797                     15,546
 5/31/2013                 16,319                     15,913
 6/30/2013                 16,154                     15,707
 7/31/2013                 17,089                     16,567
 8/31/2013                 16,610                     16,105
 9/30/2013                 17,294                     16,704
10/31/2013                 18,003                     17,413
11/30/2013                 18,586                     17,918
12/31/2013                 19,099                     18,391
 1/31/2014                 18,440                     17,810
 2/28/2014                 19,329                     18,655
 3/31/2014                 19,485                     18,754
 4/30/2014                 19,438                     18,777
 5/31/2014                 19,821                     19,187
 6/30/2014                 20,394                     19,668            Past performance is not predictive of
 7/31/2014                 19,871                     19,280            future performance.
 8/31/2014                 20,719                     20,089            The returns shown do not reflect the
 9/30/2014                 20,151                     19,670            deduction of taxes that a shareholder
10/31/2014                 20,653                     20,211            would pay on fund distributions or the
         Average Annual        One       Five         Since             redemption of fund shares.
         Total Return          Year      Years      Inception           Russell data copyright (C) Russell
         ---------------------------------------------------------      Investment Group 1995-2014, all rights
                              14.72%     17.63%       8.27%             reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
U.S. CORE EQUITY 2 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
September 15, 2005-October 31, 2014

                                     [CHART]


               U.S. Core Equity 2 Portfolio       Russell 3000/R/ Index
              -------------------------------   -------------------------
 9/15/2005               $10,000                        $10,000
 9/30/2005                10,050                         10,026
10/31/2005                 9,830                          9,838
11/30/2005                10,240                         10,221
12/31/2005                10,247                         10,229
 1/31/2006                10,739                         10,571
 2/28/2006                10,759                         10,590
 3/31/2006                11,016                         10,773
 4/30/2006                11,177                         10,890
 5/31/2006                10,774                         10,541
 6/30/2006                10,766                         10,560
 7/31/2006                10,645                         10,550
 8/31/2006                10,887                         10,808
 9/30/2006                11,110                         11,050
10/31/2006                11,535                         11,448
11/30/2006                11,827                         11,697
12/31/2006                11,988                         11,837
 1/31/2007                12,212                         12,062
 2/28/2007                12,090                         11,864
 3/31/2007                12,218                         11,988
 4/30/2007                12,637                         12,467
 5/31/2007                13,148                         12,921
 6/30/2007                12,936                         12,679
 7/31/2007                12,331                         12,247
 8/31/2007                12,444                         12,423
 9/30/2007                12,757                         12,875
10/31/2007                12,890                         13,112
11/30/2007                12,155                         12,521
12/31/2007                12,049                         12,446
 1/31/2008                11,428                         11,691
 2/29/2008                11,066                         11,328
 3/31/2008                10,955                         11,261
 4/30/2008                11,505                         11,824
 5/31/2008                11,826                         12,067
 6/30/2008                10,757                         11,071
 7/31/2008                10,788                         10,983
 8/31/2008                11,028                         11,153
 9/30/2008                10,032                         10,104
10/31/2008                 8,124                          8,312
11/30/2008                 7,388                          7,656
12/31/2008                 7,607                          7,802
 1/31/2009                 6,815                          7,148
 2/28/2009                 6,022                          6,399
 3/31/2009                 6,615                          6,959
 4/30/2009                 7,539                          7,692
 5/31/2009                 7,900                          8,102
 6/30/2009                 7,889                          8,130
 7/31/2009                 8,603                          8,763
 8/31/2009                 8,955                          9,076
 9/30/2009                 9,402                          9,456
10/31/2009                 8,990                          9,213
11/30/2009                 9,397                          9,736
12/31/2009                 9,825                         10,014
 1/31/2010                 9,524                          9,653
 2/28/2010                 9,922                          9,980
 3/31/2010                10,631                         10,609
 4/30/2010                11,018                         10,838
 5/31/2010                10,146                          9,982
 6/30/2010                 9,432                          9,408
 7/31/2010                10,124                         10,061
 8/31/2010                 9,519                          9,587
 9/30/2010                10,524                         10,493
10/31/2010                10,915                         10,903
11/30/2010                11,089                         10,966
12/31/2010                11,968                         11,709
 1/31/2011                12,197                         11,965
 2/28/2011                12,743                         12,400
 3/31/2011                12,897                         12,456
 4/30/2011                13,192                         12,827
 5/31/2011                12,984                         12,681
 6/30/2011                12,729                         12,453
 7/31/2011                12,302                         12,168
 8/31/2011                11,370                         11,438
 9/30/2011                10,290                         10,550
10/31/2011                11,677                         11,764
11/30/2011                11,633                         11,733
12/31/2011                11,718                         11,829
 1/31/2012                12,371                         12,426
 2/29/2012                12,902                         12,952
 3/31/2012                13,213                         13,351
 4/30/2012                13,080                         13,264
 5/31/2012                12,182                         12,444
 6/30/2012                12,663                         12,931
 7/31/2012                12,730                         13,059
 8/31/2012                13,131                         13,385
 9/30/2012                13,530                         13,737
10/31/2012                13,407                         13,500
11/30/2012                13,530                         13,604
12/31/2012                13,836                         13,771
 1/31/2013                14,711                         14,527
 2/28/2013                14,892                         14,719
 3/31/2013                15,517                         15,296
 4/30/2013                15,631                         15,546
 5/31/2013                16,223                         15,913
 6/30/2013                16,069                         15,707
 7/31/2013                17,040                         16,567
 8/31/2013                16,514                         16,105
 9/30/2013                17,220                         16,704
10/31/2013                17,920                         17,413
11/30/2013                18,528                         17,918
12/31/2013                19,060                         18,391
 1/31/2014                18,350                         17,810
 2/28/2014                19,211                         18,655
 3/31/2014                19,435                         18,754
 4/30/2014                19,341                         18,777
 5/31/2014                19,680                         19,187
 6/30/2014                20,303                         19,668
 7/31/2014                19,740                         19,280              Past performance is not predictive of
 8/31/2014                20,560                         20,089              future performance.
 9/30/2014                19,907                         19,670              The returns shown do not reflect the
10/31/2014                20,389                         20,211              deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
          Average Annual        One        Five          Since               redemption of fund shares.
          Total Return          Year       Years       Inception             Russell data copyright (C) Russell
          ------------------------------------------------------------       Investment Group 1995-2014, all rights
                               13.78%      17.79%        8.12%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. VECTOR EQUITY PORTFOLIO VS.
RUSSELL 3000(R) INDEX
December 30, 2005-October 31, 2014

 LOGO
                                              Past performance is not predictive of
                                              future performance.
                                              The returns shown do not reflect the
                                              deduction of taxes that a shareholder
                                              would pay on fund distributions or the
    Average Annual   One   Five     Since     redemption of fund shares.
    Total Return     Year  Years  Inception   Russell data copyright (C) Russell
    ----------------------------------------  Investment Group 1995-2014, all rights
                    11.91% 18.08%   7.99%     reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
U.S. SMALL CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
October 31, 2004-October 31, 2014

                                     [CHART]


                  U.S. Small Cap Portfolio          Russell 2000/R/ Index
                -----------------------------      -----------------------
 10/31/2004                $10,000                        $10,000
 11/30/2004                 10,875                         10,867
 12/31/2004                 11,252                         11,189
  1/31/2005                 10,810                         10,722
  2/28/2005                 11,000                         10,903
  3/31/2005                 10,682                         10,591
  4/30/2005                 10,015                          9,985
  5/31/2005                 10,705                         10,638
  6/30/2005                 11,109                         11,048
  7/31/2005                 11,869                         11,748
  8/31/2005                 11,702                         11,531
  9/30/2005                 11,777                         11,567
 10/31/2005                 11,413                         11,208
 11/30/2005                 11,967                         11,752
 12/31/2005                 11,937                         11,698
  1/31/2006                 13,022                         12,747
  2/28/2006                 12,997                         12,712
  3/31/2006                 13,593                         13,329
  4/30/2006                 13,624                         13,326
  5/31/2006                 12,882                         12,578
  6/30/2006                 12,806                         12,659
  7/31/2006                 12,315                         12,247
  8/31/2006                 12,659                         12,610
  9/30/2006                 12,763                         12,715
 10/31/2006                 13,483                         13,447
 11/30/2006                 13,822                         13,800
 12/31/2006                 13,920                         13,847
  1/31/2007                 14,128                         14,078
  2/28/2007                 14,057                         13,967
  3/31/2007                 14,204                         14,116
  4/30/2007                 14,465                         14,370
  5/31/2007                 15,012                         14,959
  6/30/2007                 14,847                         14,740
  7/31/2007                 13,953                         13,732
  8/31/2007                 14,149                         14,043
  9/30/2007                 14,328                         14,284
 10/31/2007                 14,609                         14,694
 11/30/2007                 13,522                         13,639
 12/31/2007                 13,494                         13,630
  1/31/2008                 12,561                         12,701
  2/29/2008                 12,157                         12,230
  3/31/2008                 12,200                         12,281
  4/30/2008                 12,584                         12,796
  5/31/2008                 13,185                         13,383
  6/30/2008                 12,005                         12,353
  7/31/2008                 12,383                         12,810
  8/31/2008                 12,831                         13,273
  9/30/2008                 11,805                         12,215
 10/31/2008                  9,375                          9,674
 11/30/2008                  8,230                          8,530
 12/31/2008                  8,635                          9,025
  1/31/2009                  7,679                          8,021
  2/28/2009                  6,752                          7,046
  3/31/2009                  7,448                          7,675
  4/30/2009                  8,831                          8,862
  5/31/2009                  9,143                          9,129
  6/30/2009                  9,380                          9,263
  7/31/2009                 10,354                         10,155
  8/31/2009                 10,724                         10,446
  9/30/2009                 11,392                         11,049
 10/31/2009                 10,601                         10,299
 11/30/2009                 10,872                         10,622
 12/31/2009                 11,773                         11,477
  1/31/2010                 11,416                         11,054
  2/28/2010                 11,973                         11,552
  3/31/2010                 12,954                         12,493
  4/30/2010                 13,833                         13,200
  5/31/2010                 12,754                         12,198
  6/30/2010                 11,734                         11,253
  7/31/2010                 12,579                         12,026
  8/31/2010                 11,620                         11,136
  9/30/2010                 13,137                         12,524
 10/31/2010                 13,675                         13,036
 11/30/2010                 14,249                         13,488
 12/31/2010                 15,388                         14,559
  1/31/2011                 15,402                         14,522
  2/28/2011                 16,267                         15,318
  3/31/2011                 16,732                         15,715
  4/30/2011                 17,129                         16,130
  5/31/2011                 16,783                         15,828
  6/30/2011                 16,515                         15,463
  7/31/2011                 15,937                         14,904
  8/31/2011                 14,507                         13,607
  9/30/2011                 12,896                         12,082
 10/31/2011                 14,872                         13,910
 11/30/2011                 14,821                         13,860
 12/31/2011                 14,903                         13,951
  1/31/2012                 15,905                         14,937
  2/29/2012                 16,363                         15,294
  3/31/2012                 16,790                         15,686
  4/30/2012                 16,558                         15,444
  5/31/2012                 15,482                         14,422
  6/30/2012                 16,136                         15,141
  7/31/2012                 16,005                         14,932
  8/31/2012                 16,567                         15,430
  9/30/2012                 17,107                         15,937
 10/31/2012                 16,895                         15,591
 11/30/2012                 17,093                         15,674
 12/31/2012                 17,644                         16,232
  1/31/2013                 18,749                         17,248
  2/28/2013                 18,936                         17,438
  3/31/2013                 19,851                         18,244
  4/30/2013                 19,687                         18,177
  5/31/2013                 20,699                         18,903
  6/30/2013                 20,676                         18,806
  7/31/2013                 22,166                         20,123
  8/31/2013                 21,417                         19,483
  9/30/2013                 22,746                         20,726
 10/31/2013                 23,489                         21,248
 11/30/2013                 24,592                         22,099
 12/31/2013                 25,091                         22,534
  1/31/2014                 24,063                         21,910
  2/28/2014                 25,164                         22,942
  3/31/2014                 25,299                         22,786
  4/30/2014                 24,554                         21,902
  5/31/2014                 24,692                         22,078
  6/30/2014                 25,865                         23,252             Past performance is not predictive of
  7/31/2014                 24,314                         21,845             future performance.
  8/31/2014                 25,467                         22,928             The returns shown do not reflect the
  9/30/2014                 24,094                         21,541             deduction of taxes that a shareholder
 10/31/2014                 25,525                         22,961             would pay on fund distributions or the
           Average Annual        One         Five          Ten                redemption of fund shares.
           Total Return          Year        Years        Years               Russell data copyright (C) Russell
           -----------------------------------------------------------        Investment Group 1995-2014, all rights
                                 8.67%       19.21%       9.82%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. MICRO CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
October 31, 2004-October 31, 2014

                                     [CHART]


                    U.S. Micro Cap Portfolio         Russell 2000/R/ Index
                -------------------------------      ---------------------
10/31/2004                   $10,000                         $10,000
11/30/2004                    10,897                          10,867
12/31/2004                    11,396                          11,189
 1/31/2005                    10,929                          10,722
 2/28/2005                    11,019                          10,903
 3/31/2005                    10,664                          10,591
 4/30/2005                    10,000                           9,985
 5/31/2005                    10,603                          10,638
 6/30/2005                    11,083                          11,048
 7/31/2005                    11,928                          11,748
 8/31/2005                    11,762                          11,531
 9/30/2005                    11,834                          11,567
10/31/2005                    11,501                          11,208
11/30/2005                    12,023                          11,752
12/31/2005                    12,044                          11,698
 1/31/2006                    13,145                          12,747
 2/28/2006                    13,178                          12,712
 3/31/2006                    13,777                          13,329
 4/30/2006                    13,720                          13,326
 5/31/2006                    12,913                          12,578
 6/30/2006                    12,798                          12,659
 7/31/2006                    12,357                          12,247
 8/31/2006                    12,700                          12,610
 9/30/2006                    12,770                          12,715
10/31/2006                    13,466                          13,447
11/30/2006                    13,768                          13,800
12/31/2006                    13,991                          13,847
 1/31/2007                    14,151                          14,078
 2/28/2007                    14,080                          13,967
 3/31/2007                    14,223                          14,116
 4/30/2007                    14,437                          14,370
 5/31/2007                    14,892                          14,959
 6/30/2007                    14,843                          14,740
 7/31/2007                    13,877                          13,732
 8/31/2007                    14,038                          14,043
 9/30/2007                    14,245                          14,284
10/31/2007                    14,487                          14,694
11/30/2007                    13,268                          13,639
12/31/2007                    13,260                          13,630
 1/31/2008                    12,246                          12,701
 2/29/2008                    11,862                          12,230
 3/31/2008                    11,899                          12,281
 4/30/2008                    12,145                          12,796
 5/31/2008                    12,628                          13,383
 6/30/2008                    11,486                          12,353
 7/31/2008                    11,999                          12,810
 8/31/2008                    12,405                          13,273
 9/30/2008                    11,491                          12,215
10/31/2008                     9,112                           9,674
11/30/2008                     7,942                           8,530
12/31/2008                     8,391                           9,025
 1/31/2009                     7,391                           8,021
 2/28/2009                     6,422                           7,046
 3/31/2009                     7,037                           7,675
 4/30/2009                     8,261                           8,862
 5/31/2009                     8,544                           9,129
 6/30/2009                     8,780                           9,263
 7/31/2009                     9,641                          10,155
 8/31/2009                     9,905                          10,446
 9/30/2009                    10,475                          11,049
10/31/2009                     9,714                          10,299
11/30/2009                     9,886                          10,622
12/31/2009                    10,745                          11,477
 1/31/2010                    10,430                          11,054
 2/28/2010                    10,888                          11,552
 3/31/2010                    11,768                          12,493
 4/30/2010                    12,623                          13,200
 5/31/2010                    11,687                          12,198
 6/30/2010                    10,841                          11,253
 7/31/2010                    11,615                          12,026
 8/31/2010                    10,688                          11,136
 9/30/2010                    11,988                          12,524
10/31/2010                    12,508                          13,036
11/30/2010                    13,039                          13,488
12/31/2010                    14,107                          14,559
 1/31/2011                    13,954                          14,522
 2/28/2011                    14,773                          15,318
 3/31/2011                    15,253                          15,715
 4/30/2011                    15,509                          16,130
 5/31/2011                    15,212                          15,828
 6/30/2011                    14,884                          15,463
 7/31/2011                    14,484                          14,904
 8/31/2011                    13,190                          13,607
 9/30/2011                    11,795                          12,082
10/31/2011                    13,615                          13,910
11/30/2011                    13,533                          13,860
12/31/2011                    13,649                          13,951
 1/31/2012                    14,598                          14,937
 2/29/2012                    14,877                          15,294
 3/31/2012                    15,321                          15,686
 4/30/2012                    15,104                          15,444
 5/31/2012                    14,051                          14,422
 6/30/2012                    14,771                          15,141
 7/31/2012                    14,636                          14,932
 8/31/2012                    15,092                          15,430
 9/30/2012                    15,725                          15,937
10/31/2012                    15,403                          15,591
11/30/2012                    15,548                          15,674
12/31/2012                    16,139                          16,232
 1/31/2013                    17,056                          17,248
 2/28/2013                    17,244                          17,438
 3/31/2013                    18,084                          18,244
 4/30/2013                    17,940                          18,177
 5/31/2013                    18,869                          18,903
 6/30/2013                    18,955                          18,806
 7/31/2013                    20,360                          20,123
 8/31/2013                    19,652                          19,483
 9/30/2013                    21,038                          20,726
10/31/2013                    21,770                          21,248
11/30/2013                    22,978                          22,099
12/31/2013                    23,411                          22,534
 1/31/2014                    22,375                          21,910
 2/28/2014                    23,318                          22,942
 3/31/2014                    23,545                          22,786
 4/30/2014                    22,742                          21,902
 5/31/2014                    22,765                          22,078
 6/30/2014                    23,753                          23,252          Past performance is not predictive of
 7/31/2014                    22,365                          21,845          future performance.
 8/31/2014                    23,380                          22,928          The returns shown do not reflect the
 9/30/2014                    22,048                          21,541          deduction of taxes that a shareholder
10/31/2014                    23,485                          22,961          would pay on fund distributions or the
           Average Annual        One         Five          Ten                redemption of fund shares.
           Total Return          Year        Years        Years               Russell data copyright (C) Russell
           -----------------------------------------------------------        Investment Group 1995-2014, all rights
                                 7.88%       19.31%       8.91%               reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA REAL ESTATE SECURITIES PORTFOLIO VS.
S&P 500(R) INDEX, DOW JONES U.S. SELECT REIT INDEX
October 31, 2004-October 31, 2014

                                     [CHART]


                DFA Real Estate                           Dow Jones U.S. Select
              Securities Portfolio     S&P 500/R/ Index        REIT Index
             -----------------------   ----------------  ----------------------
10/31/2004          $10,000                $10,000              $10,000
11/30/2004           10,435                 10,405               10,445
12/31/2004           10,958                 10,759               10,987
 1/31/2005           10,041                 10,496               10,018
 2/28/2005           10,356                 10,717               10,341
 3/31/2005           10,198                 10,527               10,185
 4/30/2005           10,777                 10,328               10,796
 5/31/2005           11,130                 10,656               11,154
 6/30/2005           11,699                 10,672               11,735
 7/31/2005           12,550                 11,069               12,630
 8/31/2005           12,081                 10,968               12,145
 9/30/2005           12,138                 11,056               12,198
10/31/2005           11,863                 10,872               11,939
11/30/2005           12,398                 11,283               12,493
12/31/2005           12,399                 11,287               12,506
 1/31/2006           13,352                 11,586               13,486
 2/28/2006           13,605                 11,618               13,775
 3/31/2006           14,309                 11,762               14,480
 4/30/2006           13,768                 11,920               13,932
 5/31/2006           13,357                 11,577               13,546
 6/30/2006           14,095                 11,593               14,317
 7/31/2006           14,579                 11,664               14,825
 8/31/2006           15,092                 11,942               15,323
 9/30/2006           15,394                 12,250               15,622
10/31/2006           16,359                 12,649               16,606
11/30/2006           17,137                 12,889               17,398
12/31/2006           16,772                 13,070               17,004
 1/31/2007           18,224                 13,268               18,519
 2/28/2007           17,800                 13,008               18,104
 3/31/2007           17,358                 13,154               17,640
 4/30/2007           17,342                 13,737               17,633
 5/31/2007           17,342                 14,216               17,645
 6/30/2007           15,715                 13,980               15,988
 7/31/2007           14,478                 13,546               14,734
 8/31/2007           15,354                 13,749               15,605
 9/30/2007           15,954                 14,264               16,215
10/31/2007           16,135                 14,490               16,401
11/30/2007           14,489                 13,885               14,807
12/31/2007           13,640                 13,788               14,019
 1/31/2008           13,646                 12,961               13,952
 2/29/2008           13,128                 12,540               13,426
 3/31/2008           13,953                 12,486               14,319
 4/30/2008           14,776                 13,094               15,202
 5/31/2008           14,805                 13,264               15,236
 6/30/2008           13,180                 12,146               13,548
 7/31/2008           13,562                 12,044               13,939
 8/31/2008           13,897                 12,218               14,255
 9/30/2008           13,868                 11,129               14,195
10/31/2008            9,496                  9,260                9,598
11/30/2008            7,298                  8,596                7,242
12/31/2008            8,544                  8,687                8,524
 1/31/2009            7,027                  7,955                6,983
 2/28/2009            5,554                  7,108                5,457
 3/31/2009            5,750                  7,730                5,633
 4/30/2009            7,550                  8,470                7,480
 5/31/2009            7,747                  8,944                7,672
 6/30/2009            7,507                  8,962                7,404
 7/31/2009            8,294                  9,640                8,175
 8/31/2009            9,416                  9,988                9,372
 9/30/2009           10,047                 10,360               10,028
10/31/2009            9,589                 10,168                9,574
11/30/2009           10,247                 10,778               10,233
12/31/2009           10,951                 10,986               10,949
 1/31/2010           10,379                 10,591               10,323
 2/28/2010           10,951                 10,919               10,909
 3/31/2010           12,064                 11,578               12,024
 4/30/2010           12,913                 11,760               12,874
 5/31/2010           12,224                 10,821               12,180
 6/30/2010           11,590                 10,255               11,527
 7/31/2010           12,734                 10,973               12,667
 8/31/2010           12,573                 10,478               12,497
 9/30/2010           13,118                 11,413               13,051
10/31/2010           13,732                 11,847               13,655
11/30/2010           13,461                 11,849               13,389
12/31/2010           14,090                 12,641               14,023
 1/31/2011           14,587                 12,940               14,521
 2/28/2011           15,247                 13,384               15,184
 3/31/2011           15,018                 13,389               14,962
 4/30/2011           15,887                 13,786               15,849
 5/31/2011           16,103                 13,629               16,095
 6/30/2011           15,573                 13,402               15,556
 7/31/2011           15,829                 13,130               15,839
 8/31/2011           14,977                 12,417               14,971
 9/30/2011           13,332                 11,544               13,294
10/31/2011           15,255                 12,805               15,248
11/30/2011           14,677                 12,777               14,648
12/31/2011           15,351                 12,908               15,337
 1/31/2012           16,322                 13,486               16,323
 2/29/2012           16,149                 14,069               16,141
 3/31/2012           16,980                 14,532               16,986
 4/30/2012           17,466                 14,441               17,497
 5/31/2012           16,668                 13,573               16,699
 6/30/2012           17,608                 14,132               17,623
 7/31/2012           17,955                 14,329               17,958
 8/31/2012           17,929                 14,652               17,910
 9/30/2012           17,594                 15,030               17,557
10/31/2012           17,459                 14,753               17,396
11/30/2012           17,398                 14,838               17,310
12/31/2012           18,036                 14,973               17,963
 1/31/2013           18,672                 15,749               18,572
 2/28/2013           18,878                 15,963               18,727
 3/31/2013           19,398                 16,561               19,226
 4/30/2013           20,708                 16,881               20,549
 5/31/2013           19,473                 17,275               19,318
 6/30/2013           19,109                 17,043               18,978
 7/31/2013           19,276                 17,911               19,124
 8/31/2013           17,919                 17,392               17,813
 9/30/2013           18,477                 17,937               18,381
10/31/2013           19,253                 18,762               19,130
11/30/2013           18,227                 19,334               18,080
12/31/2013           18,286                 19,823               18,181
 1/31/2014           19,062                 19,138               18,919
 2/28/2014           20,028                 20,013               19,888
 3/31/2014           20,158                 20,181               20,062
 4/30/2014           20,888                 20,331               20,800            Past performance is not predictive of
 5/31/2014           21,383                 20,808               21,313            future performance.
 6/30/2014           21,606                 21,238               21,497            The returns shown do not reflect the
 7/31/2014           21,620                 20,945               21,541            deduction of taxes that a shareholder
 8/31/2014           22,234                 21,783               22,141            would pay on fund distributions or the
 9/30/2014           20,898                 21,477               20,852            redemption of fund shares.
10/31/2014           23,066                 22,002               23,088            The S&P data are provided by
           Average Annual          One          Five           Ten                 Standard & Poor's Index Services Group.
           Total Return            Year         Years         Years                Dow Jones data provided by Dow Jones
           ----------------------------------------------------------------        Indexes. The S&P data are provided by
                                  19.80%        19.19%        8.72%                Standard & Poor's Index Services Group.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LARGE CAP INTERNATIONAL PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                                     [CHART]

                  Large Cap International         MSCI World ex USA
                          Portfolio             Index (net dividends)
              -------------------------------    --------------------
10/31/2004               $10,000                       $10,000
11/30/2004                10,633                        10,665
12/31/2004                11,114                        11,116
 1/31/2005                10,915                        10,897
 2/28/2005                11,337                        11,382
 3/31/2005                11,070                        11,123
 4/30/2005                10,846                        10,840
 5/31/2005                10,778                        10,859
 6/30/2005                10,933                        11,037
 7/31/2005                11,266                        11,393
 8/31/2005                11,680                        11,708
 9/30/2005                12,068                        12,242
10/31/2005                11,803                        11,847
11/30/2005                11,986                        12,160
12/31/2005                12,611                        12,724
 1/31/2006                13,348                        13,529
 2/28/2006                13,259                        13,483
 3/31/2006                13,748                        13,911
 4/30/2006                14,415                        14,576
 5/31/2006                13,894                        14,022
 6/30/2006                13,839                        14,004
 7/31/2006                13,987                        14,136
 8/31/2006                14,355                        14,537
 9/30/2006                14,349                        14,526
10/31/2006                14,900                        15,100
11/30/2006                15,341                        15,549
12/31/2006                15,746                        15,995
 1/31/2007                15,948                        16,093
 2/28/2007                15,994                        16,222
 3/31/2007                16,436                        16,637
 4/30/2007                17,016                        17,394
 5/31/2007                17,545                        17,781
 6/30/2007                17,512                        17,798
 7/31/2007                17,182                        17,552
 8/31/2007                17,063                        17,298
 9/30/2007                17,999                        18,281
10/31/2007                18,802                        19,076
11/30/2007                18,131                        18,330
12/31/2007                17,708                        17,985
 1/31/2008                16,367                        16,364
 2/29/2008                16,353                        16,660
 3/31/2008                16,296                        16,422
 4/30/2008                17,158                        17,335
 5/31/2008                17,518                        17,598
 6/30/2008                16,123                        16,230
 7/31/2008                15,536                        15,652
 8/31/2008                14,873                        15,047
 9/30/2008                13,064                        12,874
10/31/2008                10,310                        10,196
11/30/2008                 9,690                         9,643
12/31/2008                10,369                        10,152
 1/31/2009                 9,205                         9,204
 2/28/2009                 8,279                         8,273
 3/31/2009                 8,915                         8,818
 4/30/2009                 9,929                         9,955
 5/31/2009                11,317                        11,214
 6/30/2009                11,160                        11,098
 7/31/2009                12,231                        12,140
 8/31/2009                12,710                        12,722
 9/30/2009                13,252                        13,247
10/31/2009                12,908                        13,034
11/30/2009                13,388                        13,356
12/31/2009                13,546                        13,569
 1/31/2010                12,846                        12,933
 2/28/2010                12,932                        12,920
 3/31/2010                13,747                        13,752
 4/30/2010                13,479                        13,547
 5/31/2010                12,010                        12,052
 6/30/2010                11,815                        11,878
 7/31/2010                13,034                        12,976
 8/31/2010                12,586                        12,588
 9/30/2010                13,825                        13,795
10/31/2010                14,326                        14,287
11/30/2010                13,699                        13,682
12/31/2010                14,800                        14,783
 1/31/2011                15,134                        15,102
 2/28/2011                15,729                        15,662
 3/31/2011                15,368                        15,348
 4/30/2011                16,248                        16,184
 5/31/2011                15,786                        15,704
 6/30/2011                15,562                        15,480
 7/31/2011                15,245                        15,225
 8/31/2011                13,966                        13,938
 9/30/2011                12,428                        12,538
10/31/2011                13,631                        13,758
11/30/2011                13,288                        13,122
12/31/2011                12,983                        12,979
 1/31/2012                13,766                        13,679
 2/29/2012                14,435                        14,431
 3/31/2012                14,409                        14,325
 4/30/2012                14,132                        14,081
 5/31/2012                12,568                        12,476
 6/30/2012                13,400                        13,294
 7/31/2012                13,440                        13,459
 8/31/2012                13,894                        13,843
 9/30/2012                14,308                        14,263
10/31/2012                14,434                        14,363
11/30/2012                14,725                        14,665
12/31/2012                15,287                        15,109
 1/31/2013                15,907                        15,852
 2/28/2013                15,692                        15,694
 3/31/2013                15,906                        15,818
 4/30/2013                16,590                        16,539
 5/31/2013                16,153                        16,168
 6/30/2013                15,678                        15,563
 7/31/2013                16,543                        16,391
 8/31/2013                16,301                        16,180
 9/30/2013                17,452                        17,323
10/31/2013                18,020                        17,904
11/30/2013                18,118                        18,014
12/31/2013                18,450                        18,285
 1/31/2014                17,625                        17,547
 2/28/2014                18,663                        18,505
 3/31/2014                18,611                        18,422
 4/30/2014                18,915                        18,712
 5/31/2014                19,179                        19,002
 6/30/2014                19,444                        19,272
 7/31/2014                18,993                        18,928           Past performance is not predictive of
 8/31/2014                19,077                        18,943           future performance.
 9/30/2014                18,264                        18,165           The returns shown do not reflect the
10/31/2014                18,105                        17,877           deduction of taxes that a shareholder
          Average Annual        One         Five        Ten              would pay on fund distributions or the
          Total Return          Year        Years      Years             redemption of fund shares.
          --------------------------------------------------------       MSCI data copyright MSCI 2014, all
                                0.47%       7.00%      6.12%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
INTERNATIONAL CORE EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
September 15, 2005-October 31, 2014

                                     [CHART]

                International Core Equity              MSCI World ex USA
                        Portfolio                    Index (net dividends)
             -------------------------------         ---------------------
 9/15/2005               $10,000                            $10,000
 9/30/2005                10,100                             10,171
10/31/2005                 9,860                              9,842
11/30/2005                10,070                             10,103
12/31/2005                10,636                             10,571
 1/31/2006                11,329                             11,240
 2/28/2006                11,339                             11,202
 3/31/2006                11,781                             11,557
 4/30/2006                12,343                             12,110
 5/31/2006                11,841                             11,650
 6/30/2006                11,703                             11,635
 7/31/2006                11,763                             11,744
 8/31/2006                12,108                             12,078
 9/30/2006                12,173                             12,068
10/31/2006                12,652                             12,545
11/30/2006                13,097                             12,919
12/31/2006                13,502                             13,289
 1/31/2007                13,749                             13,370
 2/28/2007                13,821                             13,477
 3/31/2007                14,258                             13,822
 4/30/2007                14,792                             14,451
 5/31/2007                15,203                             14,772
 6/30/2007                15,112                             14,787
 7/31/2007                14,852                             14,583
 8/31/2007                14,571                             14,372
 9/30/2007                15,193                             15,188
10/31/2007                15,913                             15,848
11/30/2007                15,040                             15,228
12/31/2007                14,649                             14,942
 1/31/2008                13,545                             13,595
 2/29/2008                13,566                             13,841
 3/31/2008                13,629                             13,644
 4/30/2008                14,192                             14,402
 5/31/2008                14,426                             14,621
 6/30/2008                13,086                             13,484
 7/31/2008                12,567                             13,004
 8/31/2008                12,091                             12,501
 9/30/2008                10,548                             10,696
10/31/2008                 8,158                              8,471
11/30/2008                 7,666                              8,012
12/31/2008                 8,202                              8,434
 1/31/2009                 7,312                              7,647
 2/28/2009                 6,544                              6,873
 3/31/2009                 7,095                              7,326
 4/30/2009                 8,164                              8,271
 5/31/2009                 9,398                              9,317
 6/30/2009                 9,319                              9,220
 7/31/2009                10,246                             10,086
 8/31/2009                10,815                             10,569
 9/30/2009                11,340                             11,005
10/31/2009                10,997                             10,829
11/30/2009                11,289                             11,097
12/31/2009                11,424                             11,273
 1/31/2010                10,940                             10,745
 2/28/2010                10,951                             10,734
 3/31/2010                11,769                             11,425
 4/30/2010                11,712                             11,255
 5/31/2010                10,336                             10,013
 6/30/2010                10,163                              9,868
 7/31/2010                11,238                             10,780
 8/31/2010                10,781                             10,458
 9/30/2010                11,933                             11,461
10/31/2010                12,369                             11,869
11/30/2010                11,876                             11,367
12/31/2010                13,013                             12,282
 1/31/2011                13,349                             12,547
 2/28/2011                13,799                             13,012
 3/31/2011                13,557                             12,751
 4/30/2011                14,287                             13,446
 5/31/2011                13,847                             13,047
 6/30/2011                13,602                             12,861
 7/31/2011                13,297                             12,649
 8/31/2011                12,122                             11,580
 9/30/2011                10,709                             10,417
10/31/2011                11,690                             11,430
11/30/2011                11,336                             10,902
12/31/2011                11,047                             10,783
 1/31/2012                11,858                             11,365
 2/29/2012                12,466                             11,990
 3/31/2012                12,465                             11,901
 4/30/2012                12,190                             11,699
 5/31/2012                10,732                             10,365
 6/30/2012                11,390                             11,044
 7/31/2012                11,378                             11,182
 8/31/2012                11,779                             11,501
 9/30/2012                12,197                             11,850
10/31/2012                12,332                             11,933
11/30/2012                12,539                             12,184
12/31/2012                13,117                             12,552
 1/31/2013                13,683                             13,170
 2/28/2013                13,535                             13,039
 3/31/2013                13,699                             13,142
 4/30/2013                14,228                             13,741
 5/31/2013                13,908                             13,433
 6/30/2013                13,483                             12,930
 7/31/2013                14,321                             13,617
 8/31/2013                14,171                             13,442
 9/30/2013                15,255                             14,392
10/31/2013                15,782                             14,875
11/30/2013                15,858                             14,966
12/31/2013                16,190                             15,191
 1/31/2014                15,646                             14,578
 2/28/2014                16,569                             15,374
 3/31/2014                16,534                             15,305
 4/30/2014                16,725                             15,546
 5/31/2014                16,903                             15,787
 6/30/2014                17,167                             16,011
 7/31/2014                16,704                             15,725           Past performance is not predictive of
 8/31/2014                16,768                             15,738           future performance.
 9/30/2014                15,928                             15,092           The returns shown do not reflect the
10/31/2014                15,696                             14,852           deduction of taxes that a shareholder
          Average Annual         One         Five         Since               would pay on fund distributions or the
          Total Return           Year        Years      Inception             redemption of fund shares.
          -------------------------------------------------------------       MSCI data copyright MSCI 2014, all
                                -0.55%       7.37%        5.06%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL SMALL COMPANY PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                                     [CHART]

                  International Small Company        MSCI World ex USA Small
                            Portfolio               Cap Index (net dividends)
                -------------------------------     -------------------------
10/31/2004                 $10,000                          $10,000
11/30/2004                  10,721                           10,800
12/31/2004                  11,227                           11,303
 1/31/2005                  11,493                           11,477
 2/28/2005                  12,002                           11,965
 3/31/2005                  11,790                           11,770
 4/30/2005                  11,509                           11,439
 5/31/2005                  11,313                           11,466
 6/30/2005                  11,598                           11,770
 7/31/2005                  12,017                           12,281
 8/31/2005                  12,547                           12,658
 9/30/2005                  12,846                           13,171
10/31/2005                  12,592                           12,691
11/30/2005                  12,838                           13,114
12/31/2005                  13,692                           14,134
 1/31/2006                  14,638                           15,141
 2/28/2006                  14,546                           14,951
 3/31/2006                  15,216                           15,654
 4/30/2006                  15,936                           16,383
 5/31/2006                  15,132                           15,477
 6/30/2006                  14,842                           15,101
 7/31/2006                  14,681                           14,732
 8/31/2006                  15,070                           15,162
 9/30/2006                  15,181                           15,122
10/31/2006                  15,784                           15,722
11/30/2006                  16,498                           16,398
12/31/2006                  17,098                           16,884
 1/31/2007                  17,576                           17,228
 2/28/2007                  17,824                           17,530
 3/31/2007                  18,491                           18,112
 4/30/2007                  19,103                           18,810
 5/31/2007                  19,493                           19,088
 6/30/2007                  19,461                           19,046
 7/31/2007                  19,470                           18,929
 8/31/2007                  18,719                           17,931
 9/30/2007                  19,130                           18,336
10/31/2007                  20,163                           19,574
11/30/2007                  18,690                           17,964
12/31/2007                  18,066                           17,438
 1/31/2008                  16,692                           15,748
 2/29/2008                  17,114                           16,496
 3/31/2008                  17,137                           16,313
 4/30/2008                  17,503                           16,710
 5/31/2008                  17,965                           17,048
 6/30/2008                  16,635                           15,732
 7/31/2008                  15,835                           14,938
 8/31/2008                  15,210                           14,386
 9/30/2008                  12,904                           11,855
10/31/2008                   9,882                            8,929
11/30/2008                   9,371                            8,496
12/31/2008                  10,140                            9,063
 1/31/2009                   9,339                            8,536
 2/28/2009                   8,488                            7,757
 3/31/2009                   9,050                            8,255
 4/30/2009                  10,249                            9,527
 5/31/2009                  11,776                           10,937
 6/30/2009                  11,899                           11,069
 7/31/2009                  12,792                           11,958
 8/31/2009                  13,604                           12,880
 9/30/2009                  14,327                           13,604
10/31/2009                  14,066                           13,394
11/30/2009                  14,257                           13,498
12/31/2009                  14,395                           13,669
 1/31/2010                  14,173                           13,489
 2/28/2010                  14,152                           13,412
 3/31/2010                  15,163                           14,409
 4/30/2010                  15,396                           14,693
 5/31/2010                  13,574                           12,928
 6/30/2010                  13,542                           12,807
 7/31/2010                  14,780                           13,905
 8/31/2010                  14,340                           13,544
 9/30/2010                  15,917                           15,080
10/31/2010                  16,542                           15,702
11/30/2010                  16,081                           15,290
12/31/2010                  17,837                           17,019
 1/31/2011                  18,055                           17,108
 2/28/2011                  18,606                           17,595
 3/31/2011                  18,577                           17,578
 4/30/2011                  19,460                           18,450
 5/31/2011                  18,919                           17,939
 6/30/2011                  18,535                           17,551
 7/31/2011                  18,357                           17,455
 8/31/2011                  16,918                           16,076
 9/30/2011                  14,919                           14,231
10/31/2011                  16,059                           15,386
11/30/2011                  15,552                           14,613
12/31/2011                  15,100                           14,329
 1/31/2012                  16,387                           15,512
 2/29/2012                  17,216                           16,391
 3/31/2012                  17,283                           16,282
 4/30/2012                  17,076                           16,197
 5/31/2012                  15,089                           14,294
 6/30/2012                  15,678                           14,787
 7/31/2012                  15,634                           14,901
 8/31/2012                  16,176                           15,329
 9/30/2012                  16,851                           16,056
10/31/2012                  16,962                           16,134
11/30/2012                  17,107                           16,217
12/31/2012                  17,947                           16,833
 1/31/2013                  18,736                           17,643
 2/28/2013                  18,724                           17,706
 3/31/2013                  19,065                           18,051
 4/30/2013                  19,572                           18,575
 5/31/2013                  19,143                           18,139
 6/30/2013                  18,636                           17,422
 7/31/2013                  19,869                           18,511
 8/31/2013                  19,801                           18,478
 9/30/2013                  21,431                           20,029
10/31/2013                  22,163                           20,621
11/30/2013                  22,265                           20,648
12/31/2013                  22,872                           21,134
 1/31/2014                  22,468                           20,769
 2/28/2014                  23,872                           21,946
 3/31/2014                  23,837                           21,864
 4/30/2014                  23,849                           21,796
 5/31/2014                  24,003                           22,069
 6/30/2014                  24,447                           22,570
 7/31/2014                  23,669                           21,985              Past performance is not predictive of
 8/31/2014                  23,825                           22,039              future performance.
 9/30/2014                  22,377                           20,704              The returns shown do not reflect the
10/31/2014                  21,920                           20,180              deduction of taxes that a shareholder
           Average Annual          One          Five          Ten                would pay on fund distributions or the
           Total Return            Year         Years        Years               redemption of fund shares.
           --------------------------------------------------------------        MSCI data copyright MSCI 2014, all
                                  -1.09%        9.28%        8.16%               rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
JAPANESE SMALL COMPANY PORTFOLIO VS.
MSCI JAPAN SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                                    [CHART]

                  Japanese Small Company          MSCI Japan Small Cap
                         Portfolio                Index (net dividends)
              -------------------------------     ---------------------
10/31/2004             $10,000                          $10,000
11/30/2004              10,310                           10,435
12/31/2004              10,802                           10,940
 1/31/2005              11,234                           11,312
 2/28/2005              11,644                           11,529
 3/31/2005              11,712                           11,502
 4/30/2005              11,391                           11,408
 5/31/2005              11,190                           11,198
 6/30/2005              11,400                           11,350
 7/31/2005              11,639                           11,671
 8/31/2005              12,273                           12,072
 9/30/2005              12,774                           12,826
10/31/2005              13,162                           13,082
11/30/2005              13,416                           13,642
12/31/2005              14,938                           15,486
 1/31/2006              15,569                           15,980
 2/28/2006              14,630                           14,939
 3/31/2006              15,276                           15,610
 4/30/2006              15,569                           15,687
 5/31/2006              14,465                           14,429
 6/30/2006              13,910                           13,977
 7/31/2006              13,246                           13,053
 8/31/2006              13,457                           13,400
 9/30/2006              13,218                           13,107
10/31/2006              13,113                           13,023
11/30/2006              13,022                           12,913
12/31/2006              13,135                           12,988
 1/31/2007              13,401                           13,241
 2/28/2007              13,941                           13,763
 3/31/2007              13,827                           13,636
 4/30/2007              13,637                           13,403
 5/31/2007              13,356                           13,083
 6/30/2007              13,571                           13,169
 7/31/2007              13,640                           13,166
 8/31/2007              13,066                           12,364
 9/30/2007              13,047                           12,289
10/31/2007              13,131                           12,733
11/30/2007              12,825                           12,198
12/31/2007              12,015                           11,468
 1/31/2008              11,683                           10,905
 2/29/2008              11,583                           11,024
 3/31/2008              11,810                           11,028
 4/30/2008              11,895                           11,165
 5/31/2008              12,327                           11,509
 6/30/2008              11,742                           10,802
 7/31/2008              11,415                           10,449
 8/31/2008              10,783                            9,987
 9/30/2008              10,075                            9,012
10/31/2008               9,341                            8,061
11/30/2008               9,583                            8,390
12/31/2008              10,559                            9,043
 1/31/2009               9,834                            8,569
 2/28/2009               8,549                            7,443
 3/31/2009               8,946                            7,705
 4/30/2009               9,300                            8,099
 5/31/2009              10,444                            9,091
 6/30/2009              11,135                            9,669
 7/31/2009              11,366                            9,911
 8/31/2009              11,963                           10,467
 9/30/2009              11,834                           10,425
10/31/2009              11,404                           10,044
11/30/2009              10,942                            9,685
12/31/2009              10,897                            9,504
 1/31/2010              11,041                            9,709
 2/28/2010              11,250                            9,893
 3/31/2010              11,821                           10,343
 4/30/2010              12,167                           10,623
 5/31/2010              11,147                            9,886
 6/30/2010              11,319                            9,930
 7/31/2010              11,514                           10,051
 8/31/2010              11,198                            9,838
 9/30/2010              11,693                           10,240
10/31/2010              11,442                           10,156
11/30/2010              11,725                           10,354
12/31/2010              12,804                           11,398
 1/31/2011              13,089                           11,534
 2/28/2011              13,692                           11,998
 3/31/2011              12,837                           11,258
 4/30/2011              12,771                           11,268
 5/31/2011              12,559                           11,100
 6/30/2011              13,184                           11,514
 7/31/2011              13,661                           11,992
 8/31/2011              13,291                           11,502
 9/30/2011              13,219                           11,512
10/31/2011              12,536                           11,088
11/30/2011              12,742                           10,787
12/31/2011              12,675                           10,955
 1/31/2012              13,471                           11,405
 2/29/2012              13,487                           11,529
 3/31/2012              13,869                           11,837
 4/30/2012              13,579                           11,666
 5/31/2012              12,442                           10,697
 6/30/2012              13,101                           11,153
 7/31/2012              12,657                           10,979
 8/31/2012              12,657                           10,916
 9/30/2012              12,838                           11,218
10/31/2012              12,562                           10,975
11/30/2012              12,738                           11,051
12/31/2012              13,202                           11,395
 1/31/2013              13,616                           11,821
 2/28/2013              13,946                           12,222
 3/31/2013              15,011                           13,209
 4/30/2013              15,805                           14,078
 5/31/2013              14,512                           12,963
 6/30/2013              14,639                           12,927
 7/31/2013              14,986                           13,138
 8/31/2013              14,648                           12,960
 9/30/2013              16,296                           14,436
10/31/2013              16,338                           14,377
11/30/2013              16,211                           14,282
12/31/2013              16,326                           14,396
 1/31/2014              16,152                           14,355
 2/28/2014              16,082                           14,036
 3/31/2014              16,161                           14,072
 4/30/2014              15,917                           13,811
 5/31/2014              16,326                           14,263
 6/30/2014              17,475                           15,273
 7/31/2014              17,362                           15,355
 8/31/2014              17,527                           15,246
 9/30/2014              16,979                           14,736
10/31/2014              16,665                           14,342            Past performance is not predictive of
                                                                           future performance.
                                                                           The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
          Average Annual        One         Five         Ten               would pay on fund distributions or the
          Total Return          Year        Years       Years              redemption of fund shares.
          ----------------------------------------------------------       MSCI data copyright MSCI 2014, all
                                2.00%       7.88%       5.24%              rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASIA PACIFIC SMALL COMPANY PORTFOLIO VS.
MSCI PACIFIC EX JAPAN SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                                     [CHART]

                 Asia Pacific Small Company     MSCI Pacific ex Japan Small Cap
                          Portfolio                  Index (net dividends)
              -------------------------------  --------------------------------
10/31/2004             $10,000                             $10,000
11/30/2004              10,723                              10,770
12/31/2004              10,964                              11,225
 1/31/2005              11,213                              11,323
 2/28/2005              11,529                              11,683
 3/31/2005              11,137                              11,351
 4/30/2005              10,761                              11,167
 5/31/2005              10,512                              11,310
 6/30/2005              10,985                              11,928
 7/31/2005              11,349                              12,425
 8/31/2005              11,645                              12,415
 9/30/2005              12,071                              13,041
10/31/2005              11,384                              12,275
11/30/2005              11,667                              12,741
12/31/2005              11,841                              12,991
 1/31/2006              12,638                              13,734
 2/28/2006              12,817                              13,872
 3/31/2006              13,465                              14,460
 4/30/2006              14,231                              15,392
 5/31/2006              13,426                              14,606
 6/30/2006              13,333                              14,428
 7/31/2006              13,585                              14,576
 8/31/2006              13,916                              15,052
 9/30/2006              14,056                              15,301
10/31/2006              15,205                              16,368
11/30/2006              16,044                              17,362
12/31/2006              16,496                              18,010
 1/31/2007              16,924                              18,468
 2/28/2007              17,368                              18,820
 3/31/2007              18,272                              19,791
 4/30/2007              19,548                              21,163
 5/31/2007              21,212                              21,994
 6/30/2007              22,077                              22,566
 7/31/2007              22,419                              22,560
 8/31/2007              20,734                              21,108
 9/30/2007              23,161                              22,981
10/31/2007              25,182                              24,552
11/30/2007              23,513                              22,580
12/31/2007              23,103                              22,269
 1/31/2008              20,775                              19,285
 2/29/2008              21,405                              20,431
 3/31/2008              20,365                              19,142
 4/30/2008              21,781                              20,423
 5/31/2008              22,730                              20,643
 6/30/2008              20,484                              18,333
 7/31/2008              19,273                              17,490
 8/31/2008              17,918                              16,070
 9/30/2008              14,839                              12,933
10/31/2008               9,898                               8,365
11/30/2008               8,949                               7,452
12/31/2008               9,925                               8,318
 1/31/2009               8,697                               7,402
 2/28/2009               8,218                               6,942
 3/31/2009               9,492                               7,937
 4/30/2009              10,906                               9,358
 5/31/2009              13,724                              11,602
 6/30/2009              13,823                              11,928
 7/31/2009              15,814                              13,651
 8/31/2009              16,536                              14,352
 9/30/2009              17,819                              15,554
10/31/2009              18,208                              15,927
11/30/2009              19,057                              16,385
12/31/2009              19,555                              17,040
 1/31/2010              18,491                              15,950
 2/28/2010              18,813                              16,150
 3/31/2010              20,360                              17,481
 4/30/2010              20,629                              17,970
 5/31/2010              17,770                              15,257
 6/30/2010              17,547                              15,170
 7/31/2010              19,489                              16,713
 8/31/2010              19,462                              16,676
 9/30/2010              22,414                              19,180
10/31/2010              23,371                              20,031
11/30/2010              23,052                              19,764
12/31/2010              25,307                              21,758
 1/31/2011              24,760                              21,126
 2/28/2011              24,911                              21,241
 3/31/2011              25,434                              21,893
 4/30/2011              26,502                              22,779
 5/31/2011              25,717                              22,257
 6/30/2011              24,843                              21,466
 7/31/2011              25,244                              21,783
 8/31/2011              23,477                              20,268
 9/30/2011              19,095                              16,583
10/31/2011              22,065                              19,299
11/30/2011              21,471                              17,983
12/31/2011              20,214                              17,407
 1/31/2012              22,298                              19,214
 2/29/2012              23,983                              20,708
 3/31/2012              23,624                              20,060
 4/30/2012              23,524                              20,168
 5/31/2012              20,586                              17,550
 6/30/2012              21,013                              17,796
 7/31/2012              21,317                              18,381
 8/31/2012              22,025                              18,675
 9/30/2012              23,109                              19,668
10/31/2012              23,628                              20,074
11/30/2012              23,954                              20,272
12/31/2012              25,070                              20,781
 1/31/2013              26,321                              21,882
 2/28/2013              26,426                              22,142
 3/31/2013              26,542                              22,197
 4/30/2013              26,090                              22,021
 5/31/2013              24,144                              20,400
 6/30/2013              22,441                              18,656
 7/31/2013              23,534                              19,402
 8/31/2013              23,713                              19,570
 9/30/2013              25,375                              21,075
10/31/2013              26,100                              21,445
11/30/2013              25,175                              20,539
12/31/2013              25,483                              20,636
 1/31/2014              24,276                              19,680
 2/28/2014              25,670                              20,739
 3/31/2014              26,042                              21,122
 4/30/2014              26,097                              21,260
 5/31/2014              26,119                              21,434
 6/30/2014              26,306                              21,550
 7/31/2014              26,854                              22,019
 8/31/2014              27,271                              22,189
 9/30/2014              24,748                              20,150
10/31/2014              25,099                              20,388                 Past performance is not predictive of
                                                                                   future performance.
                                                                                   The returns shown do not reflect the
                                                                                   deduction of taxes that a shareholder
           Average Annual          One          Five          Ten                  would pay on fund distributions or the
           Total Return            Year         Years        Years                 redemption of fund shares.
           ---------------------------------------------------------------         MSCI data copyright MSCI 2014, all
                                  -3.84%        6.63%        9.64%                 rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
UNITED KINGDOM SMALL COMPANY PORTFOLIO VS.
MSCI UK SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                                  [CHART]

               United Kingdom Small Company         MSCI UK Small Cap
                        Portfolio                 Index (net dividends)
             -------------------------------      ---------------------
10/31/2004                $10,000                        $10,000
11/30/2004                 10,801                         10,809
12/31/2004                 11,245                         11,432
 1/31/2005                 11,560                         11,689
 2/28/2005                 11,952                         11,965
 3/31/2005                 11,679                         11,816
 4/30/2005                 11,281                         11,282
 5/31/2005                 11,057                         11,182
 6/30/2005                 11,257                         11,354
 7/31/2005                 11,476                         11,691
 8/31/2005                 12,121                         12,257
 9/30/2005                 11,977                         12,278
10/31/2005                 11,637                         11,904
11/30/2005                 12,134                         12,499
12/31/2005                 12,665                         13,039
 1/31/2006                 13,651                         14,100
 2/28/2006                 13,835                         14,321
 3/31/2006                 14,061                         14,611
 4/30/2006                 14,764                         15,384
 5/31/2006                 14,460                         15,043
 6/30/2006                 14,442                         14,915
 7/31/2006                 14,542                         14,799
 8/31/2006                 15,149                         15,332
 9/30/2006                 15,586                         15,781
10/31/2006                 16,462                         16,685
11/30/2006                 17,491                         17,766
12/31/2006                 18,440                         18,600
 1/31/2007                 18,558                         18,557
 2/28/2007                 18,553                         18,615
 3/31/2007                 19,414                         19,385
 4/30/2007                 20,078                         20,347
 5/31/2007                 20,342                         20,477
 6/30/2007                 19,591                         19,881
 7/31/2007                 19,478                         19,770
 8/31/2007                 19,359                         19,045
 9/30/2007                 18,685                         17,966
10/31/2007                 20,172                         19,940
11/30/2007                 17,830                         17,633
12/31/2007                 16,885                         16,747
 1/31/2008                 15,745                         15,400
 2/29/2008                 15,967                         15,922
 3/31/2008                 15,901                         15,721
 4/30/2008                 16,165                         16,014
 5/31/2008                 16,207                         16,090
 6/30/2008                 14,912                         14,990
 7/31/2008                 14,383                         14,392
 8/31/2008                 14,140                         14,015
 9/30/2008                 11,953                         11,438
10/31/2008                  8,743                          8,264
11/30/2008                  8,118                          7,498
12/31/2008                  7,932                          7,308
 1/31/2009                  7,741                          7,267
 2/28/2009                  7,419                          7,027
 3/31/2009                  7,737                          7,434
 4/30/2009                  9,355                          9,142
 5/31/2009                 10,310                         10,107
 6/30/2009                 10,354                         10,179
 7/31/2009                 11,251                         11,115
 8/31/2009                 12,122                         12,187
 9/30/2009                 12,473                         12,468
10/31/2009                 12,486                         12,486
11/30/2009                 12,442                         12,356
12/31/2009                 12,698                         12,661
 1/31/2010                 12,571                         12,603
 2/28/2010                 12,139                         12,038
 3/31/2010                 13,151                         13,099
 4/30/2010                 13,628                         13,622
 5/31/2010                 12,081                         11,985
 6/30/2010                 12,310                         12,036
 7/31/2010                 13,967                         13,484
 8/31/2010                 13,447                         13,118
 9/30/2010                 14,878                         14,563
10/31/2010                 15,653                         15,184
11/30/2010                 14,878                         14,552
12/31/2010                 16,390                         16,074
 1/31/2011                 16,625                         16,230
 2/28/2011                 17,120                         16,658
 3/31/2011                 16,794                         16,370
 4/30/2011                 18,277                         17,871
 5/31/2011                 18,159                         17,645
 6/30/2011                 17,579                         17,050
 7/31/2011                 17,454                         17,003
 8/31/2011                 15,707                         15,269
 9/30/2011                 14,118                         13,659
10/31/2011                 15,609                         15,151
11/30/2011                 15,130                         14,563
12/31/2011                 14,654                         14,077
 1/31/2012                 15,942                         15,505
 2/29/2012                 17,244                         16,945
 3/31/2012                 17,608                         17,001
 4/30/2012                 17,907                         17,290
 5/31/2012                 15,884                         15,148
 6/30/2012                 16,656                         15,869
 7/31/2012                 16,931                         16,158
 8/31/2012                 17,853                         17,014
 9/30/2012                 18,765                         17,922
10/31/2012                 19,172                         18,293
11/30/2012                 19,289                         18,299
12/31/2012                 20,343                         19,141
 1/31/2013                 20,699                         19,644
 2/28/2013                 20,880                         19,755
 3/31/2013                 21,498                         20,287
 4/30/2013                 22,035                         20,794
 5/31/2013                 22,231                         21,075
 6/30/2013                 21,740                         20,315
 7/31/2013                 23,570                         22,008
 8/31/2013                 23,733                         22,309
 9/30/2013                 25,329                         23,983
10/31/2013                 26,230                         24,827
11/30/2013                 26,819                         25,412
12/31/2013                 28,290                         26,640
 1/31/2014                 27,613                         26,073
 2/28/2014                 30,080                         28,602
 3/31/2014                 29,149                         27,570
 4/30/2014                 28,661                         26,911
 5/31/2014                 28,625                         26,963
 6/30/2014                 28,591                         26,899
 7/31/2014                 27,692                         26,139           Past performance is not predictive of
 8/31/2014                 28,102                         26,414           future performance.
 9/30/2014                 26,496                         24,864           The returns shown do not reflect the
10/31/2014                 26,423                         24,705           deduction of taxes that a shareholder
          Average Annual        One         Five         Ten               would pay on fund distributions or the
          Total Return          Year        Years       Years              redemption of fund shares.
          ----------------------------------------------------------       MSCI data copyright MSCI 2014, all
                                0.73%       16.17%      10.20%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONTINENTAL SMALL COMPANY PORTFOLIO VS.
MSCI EUROPE EX UK SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                                     [CHART]

                 Continental Small Company           MSCI Europe ex UK
                         Portfolio             Small Cap Index (net dividends)
              -------------------------------  -------------------------------
10/31/2004                $10,000                         $10,000
11/30/2004                 11,066                          11,110
12/31/2004                 11,634                          11,665
 1/31/2005                 11,799                          11,796
 2/28/2005                 12,548                          12,623
 3/31/2005                 12,202                          12,300
 4/30/2005                 11,873                          11,938
 5/31/2005                 11,898                          12,108
 6/30/2005                 12,220                          12,496
 7/31/2005                 12,973                          13,353
 8/31/2005                 13,404                          13,732
 9/30/2005                 13,743                          14,201
10/31/2005                 13,062                          13,221
11/30/2005                 13,104                          13,390
12/31/2005                 13,775                          14,166
 1/31/2006                 15,096                          15,746
 2/28/2006                 15,521                          16,191
 3/31/2006                 16,518                          17,237
 4/30/2006                 17,655                          18,458
 5/31/2006                 16,795                          17,510
 6/30/2006                 16,484                          17,111
 7/31/2006                 16,438                          16,923
 8/31/2006                 16,867                          17,322
 9/30/2006                 17,086                          17,503
10/31/2006                 17,938                          18,439
11/30/2006                 19,175                          19,729
12/31/2006                 20,087                          20,660
 1/31/2007                 21,013                          21,321
 2/28/2007                 21,032                          21,413
 3/31/2007                 22,258                          22,551
 4/30/2007                 23,425                          23,916
 5/31/2007                 23,869                          24,333
 6/30/2007                 23,601                          24,101
 7/31/2007                 23,465                          23,924
 8/31/2007                 22,619                          22,841
 9/30/2007                 23,116                          23,296
10/31/2007                 24,230                          24,690
11/30/2007                 22,432                          22,923
12/31/2007                 21,984                          22,459
 1/31/2008                 19,887                          19,754
 2/29/2008                 20,736                          20,950
 3/31/2008                 21,390                          21,376
 4/30/2008                 21,635                          21,741
 5/31/2008                 22,045                          22,079
 6/30/2008                 20,179                          20,039
 7/31/2008                 19,107                          18,901
 8/31/2008                 18,577                          18,385
 9/30/2008                 15,338                          14,578
10/31/2008                 11,242                          10,477
11/30/2008                 10,362                           9,608
12/31/2008                 11,442                          10,496
 1/31/2009                 10,141                           9,553
 2/28/2009                  9,260                           8,712
 3/31/2009                  9,926                           9,386
 4/30/2009                 11,542                          11,340
 5/31/2009                 13,220                          13,032
 6/30/2009                 13,050                          12,865
 7/31/2009                 14,085                          14,020
 8/31/2009                 15,258                          15,459
 9/30/2009                 16,561                          16,941
10/31/2009                 16,089                          16,479
11/30/2009                 16,571                          16,817
12/31/2009                 16,514                          16,893
 1/31/2010                 16,234                          16,668
 2/28/2010                 15,890                          16,193
 3/31/2010                 17,062                          17,507
 4/30/2010                 16,901                          17,396
 5/31/2010                 14,493                          14,705
 6/30/2010                 14,391                          14,485
 7/31/2010                 16,114                          16,221
 8/31/2010                 15,372                          15,450
 9/30/2010                 17,496                          17,834
10/31/2010                 18,479                          18,978
11/30/2010                 17,038                          17,540
12/31/2010                 19,251                          19,996
 1/31/2011                 19,788                          20,448
 2/28/2011                 20,118                          20,795
 3/31/2011                 20,798                          21,497
 4/30/2011                 22,192                          22,998
 5/31/2011                 21,435                          22,121
 6/30/2011                 20,738                          21,407
 7/31/2011                 19,557                          20,107
 8/31/2011                 17,553                          18,007
 9/30/2011                 14,893                          15,302
10/31/2011                 16,429                          16,978
11/30/2011                 15,330                          15,652
12/31/2011                 14,731                          15,120
 1/31/2012                 16,126                          16,619
 2/29/2012                 17,149                          17,895
 3/31/2012                 17,183                          17,750
 4/30/2012                 16,778                          17,454
 5/31/2012                 14,482                          15,060
 6/30/2012                 15,104                          15,802
 7/31/2012                 14,955                          15,746
 8/31/2012                 15,622                          16,433
 9/30/2012                 16,444                          17,317
10/31/2012                 16,732                          17,616
11/30/2012                 16,940                          17,885
12/31/2012                 17,962                          18,850
 1/31/2013                 19,318                          20,385
 2/28/2013                 19,121                          20,323
 3/31/2013                 18,692                          19,800
 4/30/2013                 19,445                          20,569
 5/31/2013                 19,805                          21,036
 6/30/2013                 19,143                          20,100
 7/31/2013                 20,805                          21,928
 8/31/2013                 20,828                          21,887
 9/30/2013                 22,638                          23,759
10/31/2013                 23,925                          25,189
11/30/2013                 24,350                          25,637
12/31/2013                 25,027                          26,302
 1/31/2014                 24,873                          26,085
 2/28/2014                 27,051                          28,365
 3/31/2014                 27,181                          28,388
 4/30/2014                 27,429                          28,507
 5/31/2014                 27,536                          28,828
 6/30/2014                 27,291                          28,546
 7/31/2014                 25,682                          26,863                 Past performance is not predictive of
 8/31/2014                 25,370                          26,647                 future performance.
 9/30/2014                 24,006                          25,178                 The returns shown do not reflect the
10/31/2014                 23,284                          24,356                 deduction of taxes that a shareholder
           Average Annual          One          Five          Ten                 would pay on fund distributions or the
           Total Return            Year         Years        Years                redemption of fund shares.
           ---------------------------------------------------------------        MSCI data copyright MSCI 2014, all
                                  -2.68%        7.67%        8.82%                rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO VS.
S&P GLOBAL EX U.S. REIT INDEX (NET DIVIDENDS)
March 1, 2007-October 31, 2014

                                     [CHART]

                     DFA International
                  Real Estate Securities               S&P Global ex U.S.
                         Portfolio                 REIT Index (net dividends)
                -------------------------------    --------------------------
    3/1/2007               $10,000                          $10,000
   3/31/2007                10,480                           10,343
   4/30/2007                10,570                           10,492
   5/31/2007                10,780                           10,647
   6/30/2007                10,061                            9,995
   7/31/2007                 9,459                            9,513
   8/31/2007                 9,679                            9,662
   9/30/2007                10,130                           10,149
  10/31/2007                10,211                           10,249
  11/30/2007                 9,462                            9,433
  12/31/2007                 8,995                            9,061
   1/31/2008                 8,627                            8,529
   2/29/2008                 8,585                            8,635
   3/31/2008                 8,606                            8,552
   4/30/2008                 8,659                            8,703
   5/31/2008                 8,332                            8,348
   6/30/2008                 7,450                            7,505
   7/31/2008                 7,215                            7,301
   8/31/2008                 6,970                            7,088
   9/30/2008                 6,457                            6,368
  10/31/2008                 4,461                            4,537
  11/30/2008                 4,152                            4,234
  12/31/2008                 4,325                            4,363
   1/31/2009                 3,873                            3,947
   2/28/2009                 3,356                            3,433
   3/31/2009                 3,587                            3,636
   4/30/2009                 3,950                            4,053
   5/31/2009                 4,479                            4,503
   6/30/2009                 4,578                            4,610
   7/31/2009                 4,985                            5,022
   8/31/2009                 5,535                            5,634
   9/30/2009                 5,887                            6,017
  10/31/2009                 5,766                            5,922
  11/30/2009                 5,832                            5,926
  12/31/2009                 5,925                            6,027
   1/31/2010                 5,704                            5,831
   2/28/2010                 5,728                            5,809
   3/31/2010                 5,925                            6,011
   4/30/2010                 5,974                            6,082
   5/31/2010                 5,347                            5,414
   6/30/2010                 5,360                            5,435
   7/31/2010                 5,987                            6,026
   8/31/2010                 5,999                            6,044
   9/30/2010                 6,577                            6,624
  10/31/2010                 6,859                            6,894
  11/30/2010                 6,429                            6,471
  12/31/2010                 6,997                            7,046
   1/31/2011                 7,025                            7,045
   2/28/2011                 7,318                            7,329
   3/31/2011                 7,332                            7,348
   4/30/2011                 7,792                            7,804
   5/31/2011                 7,750                            7,761
   6/30/2011                 7,694                            7,685
   7/31/2011                 7,569                            7,575
   8/31/2011                 7,262                            7,261
   9/30/2011                 6,328                            6,367
  10/31/2011                 6,830                            6,889
  11/30/2011                 6,691                            6,606
  12/31/2011                 6,455                            6,440
   1/31/2012                 6,897                            6,857
   2/29/2012                 7,133                            7,133
   3/31/2012                 7,221                            7,159
   4/30/2012                 7,369                            7,331
   5/31/2012                 6,941                            6,853
   6/30/2012                 7,398                            7,322
   7/31/2012                 7,737                            7,719
   8/31/2012                 7,855                            7,792
   9/30/2012                 8,032                            8,000
  10/31/2012                 8,356                            8,295
  11/30/2012                 8,415                            8,352
  12/31/2012                 8,611                            8,495
   1/31/2013                 8,745                            8,714
   2/28/2013                 8,811                            8,792
   3/31/2013                 9,161                            9,125
   4/30/2013                 9,644                            9,604
   5/31/2013                 8,761                            8,738
   6/30/2013                 8,445                            8,368
   7/31/2013                 8,478                            8,386
   8/31/2013                 8,162                            8,091
   9/30/2013                 8,861                            8,784
  10/31/2013                 9,128                            9,045
  11/30/2013                 8,845                            8,764
  12/31/2013                 8,807                            8,696
   1/31/2014                 8,649                            8,539
   2/28/2014                 9,158                            9,013
   3/31/2014                 9,140                            8,980
   4/30/2014                 9,526                            9,339
   5/31/2014                 9,807                            9,618
   6/30/2014                10,018                            9,863
   7/31/2014                10,000                            9,879              Past performance is not predictive of
   8/31/2014                10,175                           10,042              future performance.
   9/30/2014                 9,509                            9,368              The returns shown do not reflect the
  10/31/2014                 9,877                            9,661              deduction of taxes that a shareholder
          Average Annual        One         Five           Since                 would pay on fund distributions or the
          Total Return          Year        Years        Inception               redemption of fund shares.
          ---------------------------------------------------------------        The S&P data are provided by
                                8.21%       11.37%        -0.16%                 Standard & Poor's Index Services Group.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO VS.
S&P GLOBAL REIT INDEX (NET DIVIDENDS)
June 4, 2008-October 31, 2014

                                     [CHART]

                         DFA Global Real                   S&P Global
                   Estate Securities Portfolio     REIT Index (net dividends)
                   ---------------------------     ---------------------------
     6/4/2008                $10,000                       $10,000
    6/30/2008                  9,000                         8,970
    7/31/2008                  9,020                         8,995
    8/31/2008                  9,000                         8,979
    9/30/2008                  8,710                         8,552
   10/31/2008                  6,040                         5,939
   11/30/2008                  5,040                         4,955
   12/31/2008                  5,632                         5,465
    1/31/2009                  4,817                         4,698
    2/28/2009                  3,982                         3,887
    3/31/2009                  4,186                         4,070
    4/30/2009                  5,051                         4,921
    5/31/2009                  5,438                         5,235
    6/30/2009                  5,408                         5,208
    7/31/2009                  5,937                         5,716
    8/31/2009                  6,670                         6,460
    9/30/2009                  7,108                         6,889
   10/31/2009                  6,874                         6,673
   11/30/2009                  7,159                         6,897
   12/31/2009                  7,471                         7,199
    1/31/2010                  7,133                         6,884
    2/28/2010                  7,362                         7,066
    3/31/2010                  7,875                         7,557
    4/30/2010                  8,202                         7,887
    5/31/2010                  7,591                         7,270
    6/30/2010                  7,373                         7,054
    7/31/2010                  8,158                         7,772
    8/31/2010                  8,115                         7,722
    9/30/2010                  8,649                         8,231
   10/31/2010                  9,031                         8,595
   11/30/2010                  8,682                         8,264
   12/31/2010                  9,249                         8,789
    1/31/2011                  9,448                         8,947
    2/28/2011                  9,856                         9,334
    3/31/2011                  9,786                         9,258
    4/30/2011                 10,370                         9,804
    5/31/2011                 10,428                         9,853
    6/30/2011                 10,195                         9,617
    7/31/2011                 10,218                         9,647
    8/31/2011                  9,728                         9,153
    9/30/2011                  8,583                         8,093
   10/31/2011                  9,588                         9,052
   11/30/2011                  9,296                         8,693
   12/31/2011                  9,417                         8,843
    1/31/2012                 10,020                         9,412
    2/29/2012                 10,092                         9,489
    3/31/2012                 10,454                         9,791
    4/30/2012                 10,719                        10,055
    5/31/2012                 10,176                         9,518
    6/30/2012                 10,791                        10,090
    7/31/2012                 11,105                        10,413
    8/31/2012                 11,153                        10,448
    9/30/2012                 11,117                        10,424
   10/31/2012                 11,249                        10,520
   11/30/2012                 11,249                        10,526
   12/31/2012                 11,599                        10,822
    1/31/2013                 11,921                        11,170
    2/28/2013                 12,037                        11,290
    3/31/2013                 12,423                        11,651
    4/30/2013                 13,182                        12,361
    5/31/2013                 12,230                        11,472
    6/30/2013                 11,921                        11,139
    7/31/2013                 11,998                        11,213
    8/31/2013                 11,316                        10,573
    9/30/2013                 11,908                        11,121
   10/31/2013                 12,346                        11,548
   11/30/2013                 11,805                        11,041
   12/31/2013                 11,804                        11,010
    1/31/2014                 12,005                        11,195
    2/28/2014                 12,659                        11,773
    3/31/2014                 12,699                        11,783
    4/30/2014                 13,180                        12,205
    5/31/2014                 13,527                        12,519
    6/30/2014                 13,714                        12,717
    7/31/2014                 13,714                        12,724                Past performance is not predictive of
    8/31/2014                 14,048                        13,028                future performance.
    9/30/2014                 13,166                        12,200                The returns shown do not reflect the
   10/31/2014                 14,195                        13,084                deduction of taxes that a shareholder
          Average Annual         One         Five           Since                 would pay on fund distributions or the
          Total Return           Year        Years        Inception               redemption of fund shares.
          ----------------------------------------------------------------        The S&P data are provided by
                                14.98%       15.61%         5.62%                 Standard & Poor's Index Services Group.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                                     [CHART]

             DFA International Small Cap Value         MSCI World ex USA
                          Portfolio             Small Cap Index (net dividends)
             ---------------------------------  -------------------------------
10/31/2004                $10,000                          $10,000
11/30/2004                 10,875                           10,800
12/31/2004                 11,437                           11,303
 1/31/2005                 11,756                           11,477
 2/28/2005                 12,313                           11,965
 3/31/2005                 12,197                           11,770
 4/30/2005                 11,959                           11,439
 5/31/2005                 11,781                           11,466
 6/30/2005                 12,057                           11,770
 7/31/2005                 12,516                           12,281
 8/31/2005                 13,004                           12,658
 9/30/2005                 13,308                           13,171
10/31/2005                 12,999                           12,691
11/30/2005                 13,240                           13,114
12/31/2005                 14,093                           14,134
 1/31/2006                 15,126                           15,141
 2/28/2006                 15,158                           14,951
 3/31/2006                 15,881                           15,654
 4/30/2006                 16,540                           16,383
 5/31/2006                 15,746                           15,477
 6/30/2006                 15,452                           15,101
 7/31/2006                 15,396                           14,732
 8/31/2006                 15,789                           15,162
 9/30/2006                 15,939                           15,122
10/31/2006                 16,637                           15,722
11/30/2006                 17,441                           16,398
12/31/2006                 18,095                           16,884
 1/31/2007                 18,577                           17,228
 2/28/2007                 18,913                           17,530
 3/31/2007                 19,735                           18,112
 4/30/2007                 20,320                           18,810
 5/31/2007                 20,708                           19,088
 6/30/2007                 20,621                           19,046
 7/31/2007                 20,569                           18,929
 8/31/2007                 19,725                           17,931
 9/30/2007                 20,135                           18,336
10/31/2007                 20,929                           19,574
11/30/2007                 19,228                           17,964
12/31/2007                 18,628                           17,438
 1/31/2008                 17,399                           15,748
 2/29/2008                 17,780                           16,496
 3/31/2008                 17,945                           16,313
 4/30/2008                 18,251                           16,710
 5/31/2008                 18,651                           17,048
 6/30/2008                 17,022                           15,732
 7/31/2008                 16,266                           14,938
 8/31/2008                 15,742                           14,386
 9/30/2008                 13,476                           11,855
10/31/2008                 10,543                            8,929
11/30/2008                  9,959                            8,496
12/31/2008                 10,864                            9,063
 1/31/2009                  9,948                            8,536
 2/28/2009                  8,855                            7,757
 3/31/2009                  9,432                            8,255
 4/30/2009                 10,962                            9,527
 5/31/2009                 12,471                           10,937
 6/30/2009                 12,430                           11,069
 7/31/2009                 13,587                           11,958
 8/31/2009                 14,764                           12,880
 9/30/2009                 15,460                           13,604
10/31/2009                 14,910                           13,394
11/30/2009                 14,980                           13,498
12/31/2009                 15,156                           13,669
 1/31/2010                 14,865                           13,489
 2/28/2010                 14,724                           13,412
 3/31/2010                 15,920                           14,409
 4/30/2010                 16,121                           14,693
 5/31/2010                 13,951                           12,928
 6/30/2010                 13,671                           12,807
 7/31/2010                 15,000                           13,905
 8/31/2010                 14,300                           13,544
 9/30/2010                 15,905                           15,080
10/31/2010                 16,403                           15,702
11/30/2010                 15,936                           15,290
12/31/2010                 17,900                           17,019
 1/31/2011                 18,274                           17,108
 2/28/2011                 18,805                           17,595
 3/31/2011                 18,899                           17,578
 4/30/2011                 19,711                           18,450
 5/31/2011                 19,034                           17,939
 6/30/2011                 18,619                           17,551
 7/31/2011                 18,261                           17,455
 8/31/2011                 16,524                           16,076
 9/30/2011                 14,575                           14,231
10/31/2011                 15,684                           15,386
11/30/2011                 15,177                           14,613
12/31/2011                 14,774                           14,329
 1/31/2012                 16,253                           15,512
 2/29/2012                 17,221                           16,391
 3/31/2012                 17,243                           16,282
 4/30/2012                 16,764                           16,197
 5/31/2012                 14,632                           14,294
 6/30/2012                 15,354                           14,787
 7/31/2012                 15,310                           14,901
 8/31/2012                 15,872                           15,329
 9/30/2012                 16,614                           16,056
10/31/2012                 16,769                           16,134
11/30/2012                 17,001                           16,217
12/31/2012                 18,062                           16,833
 1/31/2013                 18,989                           17,643
 2/28/2013                 19,102                           17,706
 3/31/2013                 19,490                           18,051
 4/30/2013                 20,044                           18,575
 5/31/2013                 19,649                           18,139
 6/30/2013                 19,051                           17,422
 7/31/2013                 20,471                           18,511
 8/31/2013                 20,219                           18,478
 9/30/2013                 22,178                           20,029
10/31/2013                 23,106                           20,621
11/30/2013                 23,140                           20,648
12/31/2013                 23,911                           21,134
 1/31/2014                 23,582                           20,769
 2/28/2014                 25,204                           21,946
 3/31/2014                 25,368                           21,864
 4/30/2014                 25,262                           21,796
 5/31/2014                 25,462                           22,069
 6/30/2014                 25,862                           22,570
 7/31/2014                 24,954                           21,985                 Past performance is not predictive of
 8/31/2014                 25,119                           22,039                 future performance.
 9/30/2014                 23,657                           20,704                 The returns shown do not reflect the
10/31/2014                 23,136                           20,180                 deduction of taxes that a shareholder
            Average Annual         One          Five          Ten                  would pay on fund distributions or the
            Total Return           Year         Years        Years                 redemption of fund shares.
            --------------------------------------------------------------         MSCI data copyright MSCI 2014, all
                                   0.13%        9.18%        8.75%                 rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL VECTOR EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
August 14, 2008-October 31, 2014

                                     [CHART]

                            International Vector          MSCI World ex USA
                              Equity Portfolio          Index (net dividends)
                             --------------------       ---------------------
     8/14/2008                    $10,000                    $10,000
     8/31/2008                     10,050                     10,052
     9/30/2008                      8,750                      8,601
    10/31/2008                      6,740                      6,812
    11/30/2008                      6,340                      6,442
    12/31/2008                      6,798                      6,782
     1/31/2009                      6,065                      6,149
     2/28/2009                      5,392                      5,527
     3/31/2009                      5,903                      5,891
     4/30/2009                      6,919                      6,650
     5/31/2009                      7,985                      7,491
     6/30/2009                      7,932                      7,414
     7/31/2009                      8,715                      8,110
     8/31/2009                      9,274                      8,499
     9/30/2009                      9,740                      8,849
    10/31/2009                      9,404                      8,707
    11/30/2009                      9,608                      8,923
    12/31/2009                      9,715                      9,065
     1/31/2010                      9,377                      8,640
     2/28/2010                      9,357                      8,631
     3/31/2010                     10,099                      9,187
     4/30/2010                     10,120                      9,050
     5/31/2010                      8,870                      8,051
     6/30/2010                      8,736                      7,935
     7/31/2010                      9,659                      8,668
     8/31/2010                      9,254                      8,409
     9/30/2010                     10,289                      9,216
    10/31/2010                     10,684                      9,544
    11/30/2010                     10,300                      9,140
    12/31/2010                     11,397                      9,876
     1/31/2011                     11,660                     10,089
     2/28/2011                     12,050                     10,463
     3/31/2011                     11,881                     10,253
     4/30/2011                     12,482                     10,812
     5/31/2011                     12,071                     10,491
     6/30/2011                     11,823                     10,342
     7/31/2011                     11,545                     10,171
     8/31/2011                     10,519                      9,311
     9/30/2011                      9,260                      8,376
    10/31/2011                     10,045                      9,191
    11/30/2011                      9,733                      8,766
    12/31/2011                      9,464                      8,670
     1/31/2012                     10,238                      9,138
     2/29/2012                     10,780                      9,641
     3/31/2012                     10,780                      9,570
     4/30/2012                     10,514                      9,407
     5/31/2012                      9,219                      8,335
     6/30/2012                      9,745                      8,881
     7/31/2012                      9,700                      8,991
     8/31/2012                     10,038                      9,248
     9/30/2012                     10,435                      9,529
    10/31/2012                     10,537                      9,595
    11/30/2012                     10,706                      9,797
    12/31/2012                     11,253                     10,093
     1/31/2013                     11,755                     10,590
     2/28/2013                     11,652                     10,484
     3/31/2013                     11,784                     10,567
     4/30/2013                     12,218                     11,049
     5/31/2013                     11,944                     10,801
     6/30/2013                     11,564                     10,397
     7/31/2013                     12,305                     10,950
     8/31/2013                     12,213                     10,809
     9/30/2013                     13,183                     11,573
    10/31/2013                     13,648                     11,961
    11/30/2013                     13,682                     12,034
    12/31/2013                     13,989                     12,215
     1/31/2014                     13,612                     11,722
     2/28/2014                     14,448                     12,362
     3/31/2014                     14,414                     12,306
     4/30/2014                     14,555                     12,501
     5/31/2014                     14,685                     12,694
     6/30/2014                     14,923                     12,874
     7/31/2014                     14,493                     12,645
     8/31/2014                     14,553                     12,655
     9/30/2014                     13,757                     12,135             Past performance is not predictive of
    10/31/2014                     13,505                     11,942             future performance.
                                                                                 The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
          Average Annual         One         Five          Since                 would pay on fund distributions or the
          Total Return           Year        Years       Inception               redemption of fund shares.
          ---------------------------------------------------------------        MSCI data copyright MSCI 2014, all
                                -1.05%       7.51%         4.95%                 rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
WORLD EX U.S. VALUE PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
August 23, 2010-October 31, 2014

                                      [CHART]

                          World Ex U.S.        MSCI All Country World
                        Value Portfolio      ex USA Index (net dividends)
                       ------------------   -----------------------------
  8/23/2010                  $10,000                    $10,000
  8/31/2010                    9,890                      9,920
  9/30/2010                   10,980                     10,906
 10/31/2010                   11,350                     11,278
 11/30/2010                   10,850                     10,843
 12/31/2010                   11,859                     11,692
  1/31/2011                   12,122                     11,807
  2/28/2011                   12,385                     12,118
  3/31/2011                   12,311                     12,090
  4/30/2011                   12,899                     12,681
  5/31/2011                   12,433                     12,315
  6/30/2011                   12,238                     12,136
  7/31/2011                   11,920                     11,971
  8/31/2011                   10,670                     10,945
  9/30/2011                    9,314                      9,727
 10/31/2011                   10,261                     10,752
 11/30/2011                    9,880                     10,203
 12/31/2011                    9,590                     10,089
  1/31/2012                   10,422                     10,774
  2/29/2012                   10,984                     11,379
  3/31/2012                   10,811                     11,222
  4/30/2012                   10,436                     11,045
  5/31/2012                    9,177                      9,791
  6/30/2012                    9,755                     10,369
  7/31/2012                    9,703                     10,515
  8/31/2012                   10,041                     10,735
  9/30/2012                   10,475                     11,136
 10/31/2012                   10,538                     11,179
 11/30/2012                   10,687                     11,392
 12/31/2012                   11,281                     11,787
  1/31/2013                   11,720                     12,266
  2/28/2013                   11,442                     12,137
  3/31/2013                   11,460                     12,161
  4/30/2013                   11,899                     12,608
  5/31/2013                   11,696                     12,316
  6/30/2013                   11,154                     11,782
  7/31/2013                   11,796                     12,298
  8/31/2013                   11,666                     12,128
  9/30/2013                   12,556                     12,971
 10/31/2013                   13,026                     13,447
 11/30/2013                   12,993                     13,470
 12/31/2013                   13,201                     13,589
  1/31/2014                   12,652                     12,972
  2/28/2014                   13,289                     13,623
  3/31/2014                   13,361                     13,658
  4/30/2014                   13,527                     13,839
  5/31/2014                   13,760                     14,108
  6/30/2014                   13,969                     14,345
  7/31/2014                   13,778                     14,202
  8/31/2014                   13,857                     14,281
  9/30/2014                   13,101                     13,590              Past performance is not predictive of
 10/31/2014                   12,921                     13,455              future performance.
                                                                             The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
             Average Annual           One            Since                   would pay on fund distributions or the
             Total Return             Year         Inception                 redemption of fund shares.
             -------------------------------------------------------         MSCI data copyright MSCI 2014, all
                                     -0.81%          6.31%                   rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WORLD EX U.S. TARGETED VALUE PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
November 1, 2012-October 31, 2014

                                      [CHART]

              World Ex U.S. Targeted        MSCI All Country World ex USA
                 Value Portfolio            Small Cap Index (net dividends)
              -----------------------     ----------------------------------
  11/1/2012            $10,000                          $10,000
 11/30/2012             10,120                           10,013
 12/31/2012             10,735                           10,417
  1/31/2013             11,157                           10,868
  2/28/2013             11,147                           10,925
  3/31/2013             11,278                           11,098
  4/30/2013             11,549                           11,398
  5/31/2013             11,298                           11,175
  6/30/2013             10,766                           10,607
  7/31/2013             11,376                           11,134
  8/31/2013             11,193                           11,038
  9/30/2013             12,191                           11,920
 10/31/2013             12,690                           12,289
 11/30/2013             12,629                           12,257
 12/31/2013             12,872                           12,472
  1/31/2014             12,497                           12,231
  2/28/2014             13,185                           12,888
  3/31/2014             13,404                           12,904
  4/30/2014             13,404                           12,883
  5/31/2014             13,633                           13,090
  6/30/2014             13,888                           13,374
  7/31/2014             13,616                           13,121
  8/31/2014             13,773                           13,215                 Past performance is not predictive of
  9/30/2014             12,908                           12,464                 future performance.
 10/31/2014             12,698                           12,170                 The returns shown do not reflect the
                                                                                deduction of taxes that a shareholder
              Average Annual          One             Since                     would pay on fund distributions or the
              Total Return            Year          Inception                   redemption of fund shares.
              --------------------------------------------------------          MSCI data copyright MSCI 2014, all
                                      0.06%          12.70%                     rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
WORLD EX U.S. CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
April 9, 2013-October 31, 2014

                                  [CHART]

                         World Ex U.S. Core        MSCI All Country World
                          Equity Portfolio      ex USA Index (net dividends)
                         ------------------     ----------------------------
      4/9/2013                $10,000                    $10,000
     4/30/2013                 10,160                     10,415
     5/31/2013                  9,890                     10,174
     6/30/2013                  9,485                      9,733
     7/31/2013                  9,971                     10,159
     8/31/2013                  9,830                     10,019
     9/30/2013                 10,575                     10,715
    10/31/2013                 10,962                     11,108
    11/30/2013                 10,952                     11,127
    12/31/2013                 11,104                     11,225
     1/31/2014                 10,653                     10,715
     2/28/2014                 11,227                     11,254
     3/31/2014                 11,309                     11,282
     4/30/2014                 11,422                     11,431
     5/31/2014                 11,597                     11,654
     6/30/2014                 11,810                     11,850
     7/31/2014                 11,592                     11,732
     8/31/2014                 11,706                     11,797                Past performance is not predictive of
     9/30/2014                 11,072                     11,226                future performance.
    10/31/2014                 10,957                     11,115                The returns shown do not reflect the
                                                                                deduction of taxes that a shareholder
             Average Annual           One             Since                     would pay on fund distributions or the
             Total Return             Year          Inception                   redemption of fund shares.
             ---------------------------------------------------------          MSCI data copyright MSCI 2014, all
                                     -0.04%           6.03%                     rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WORLD CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD INDEX (NET DIVIDENDS)
March 7, 2012-October 31, 2014

                                      [CHART]

                                                  MSCI All Country World
                World Core Equity Portfolio        Index (net dividends)
               -------------------------------   -------------------------
   3/7/2012              $10,000                           $10,000
  3/31/2012               10,170                            10,286
  4/30/2012               10,050                            10,169
  5/31/2012                9,400                             9,257
  6/30/2012                9,822                             9,714
  7/31/2012                9,913                             9,847
  8/31/2012               10,175                            10,061
  9/30/2012               10,465                            10,378
 10/31/2012               10,354                            10,309
 11/30/2012               10,425                            10,441
 12/31/2012               10,644                            10,677
  1/31/2013               11,175                            11,169
  2/28/2013               11,266                            11,167
  3/31/2013               11,598                            11,372
  4/30/2013               11,843                            11,697
  5/31/2013               11,986                            11,664
  6/30/2013               11,754                            11,324
  7/31/2013               12,382                            11,866
  8/31/2013               12,053                            11,618
  9/30/2013               12,609                            12,219
 10/31/2013               13,125                            12,710
 11/30/2013               13,477                            12,890
 12/31/2013               13,786                            13,112
  1/31/2014               13,260                            12,587
  2/28/2014               13,902                            13,196
  3/31/2014               14,000                            13,254
  4/30/2014               14,074                            13,380
  5/31/2014               14,359                            13,665
  6/30/2014               14,684                            13,922
  7/31/2014               14,355                            13,753
  8/31/2014               14,726                            14,057
  9/30/2014               14,116                            13,601            Past performance is not predictive of
 10/31/2014               14,222                            13,697            future performance.
                                                                              The returns shown do not reflect the
                                                                              deduction of taxes that a shareholder
             Average Annual          One             Since                    would pay on fund distributions or the
             Total Return            Year          Inception                  redemption of fund shares.
             --------------------------------------------------------         MSCI data copyright MSCI 2014, all
                                     8.36%          14.20%                    rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD INDEX (NET DIVIDENDS)
November 14, 2011-October 31, 2014

                                      [CHART]

                   Selectively Hedged Global           MSCI All Country World
                        Equity Portfolio                Index (net dividends)
                   -------------------------           -----------------------
    11/14/2011              $10,000                           $10,000
    11/30/2011                9,920                             9,873
    12/31/2011                9,828                             9,853
     1/31/2012               10,533                            10,426
     2/29/2012               11,077                            10,951
     3/31/2012               11,141                            11,024
     4/30/2012               10,939                            10,898
     5/31/2012                9,962                             9,921
     6/30/2012               10,442                            10,410
     7/31/2012               10,463                            10,553
     8/31/2012               10,748                            10,782
     9/30/2012               11,122                            11,122
    10/31/2012               11,112                            11,048
    11/30/2012               11,265                            11,189
    12/31/2012               11,718                            11,443
     1/31/2013               12,225                            11,970
     2/28/2013               12,287                            11,968
     3/31/2013               12,576                            12,187
     4/30/2013               12,814                            12,535
     5/31/2013               12,897                            12,501
     6/30/2013               12,514                            12,135
     7/31/2013               13,114                            12,716
     8/31/2013               12,845                            12,451
     9/30/2013               13,569                            13,094
    10/31/2013               14,096                            13,621
    11/30/2013               14,324                            13,813
    12/31/2013               14,611                            14,052
     1/31/2014               14,001                            13,490
     2/28/2014               14,675                            14,141
     3/31/2014               14,847                            14,204
     4/30/2014               14,879                            14,339
     5/31/2014               15,136                            14,644
     6/30/2014               15,500                            14,920
     7/31/2014               15,200                            14,739
     8/31/2014               15,628                            15,065             Past performance is not predictive of
     9/30/2014               15,061                            14,576             future performance.
    10/31/2014               15,200                            14,679             The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
              Average Annual           One              Since                     would pay on fund distributions or the
              Total Return             Year           Inception                   redemption of fund shares.
              ----------------------------------------------------------          MSCI data copyright MSCI 2014, all
                                       7.83%           15.19%                     rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                                    [CHART]

                                               MSCI Emerging Markets
                Emerging Markets Portfolio     Index (net dividends)
                --------------------------     ---------------------
10/31/2004               $10,000                     $10,000
11/30/2004                10,870                      10,926
12/31/2004                11,566                      11,450
 1/31/2005                11,658                      11,480
 2/28/2005                12,527                      12,481
 3/31/2005                11,665                      11,656
 4/30/2005                11,384                      11,343
 5/31/2005                11,721                      11,738
 6/30/2005                12,069                      12,137
 7/31/2005                12,843                      12,985
 8/31/2005                12,921                      13,097
 9/30/2005                13,945                      14,316
10/31/2005                13,245                      13,380
11/30/2005                14,202                      14,487
12/31/2005                15,020                      15,343
 1/31/2006                16,449                      17,057
 2/28/2006                16,399                      17,037
 3/31/2006                16,622                      17,187
 4/30/2006                17,612                      18,411
 5/31/2006                15,574                      16,482
 6/30/2006                15,550                      16,442
 7/31/2006                15,834                      16,677
 8/31/2006                16,329                      17,102
 9/30/2006                16,549                      17,244
10/31/2006                17,533                      18,063
11/30/2006                18,649                      19,406
12/31/2006                19,400                      20,280
 1/31/2007                19,682                      20,061
 2/28/2007                19,371                      19,942
 3/31/2007                20,253                      20,737
 4/30/2007                21,538                      21,697
 5/31/2007                22,978                      22,771
 6/30/2007                23,352                      23,839
 7/31/2007                23,905                      25,096
 8/31/2007                23,486                      24,563
 9/30/2007                25,556                      27,276
10/31/2007                28,346                      30,317
11/30/2007                26,496                      28,168
12/31/2007                26,388                      28,267
 1/31/2008                24,082                      24,740
 2/29/2008                24,845                      26,566
 3/31/2008                24,070                      25,160
 4/30/2008                25,781                      27,202
 5/31/2008                25,930                      27,706
 6/30/2008                23,262                      24,943
 7/31/2008                22,952                      24,002
 8/31/2008                21,585                      22,085
 9/30/2008                18,573                      18,220
10/31/2008                13,679                      13,234
11/30/2008                12,436                      12,237
12/31/2008                13,405                      13,192
 1/31/2009                12,380                      12,340
 2/28/2009                11,569                      11,644
 3/31/2009                13,241                      13,317
 4/30/2009                15,197                      15,533
 5/31/2009                17,786                      18,187
 6/30/2009                17,629                      17,942
 7/31/2009                19,639                      19,960
 8/31/2009                19,706                      19,888
 9/30/2009                21,432                      21,694
10/31/2009                20,983                      21,720
11/30/2009                22,231                      22,654
12/31/2009                23,026                      23,548
 1/31/2010                21,765                      22,235
 2/28/2010                22,027                      22,313
 3/31/2010                23,864                      24,114
 4/30/2010                24,000                      24,407
 5/31/2010                21,761                      22,260
 6/30/2010                21,794                      22,096
 7/31/2010                23,708                      23,936
 8/31/2010                23,153                      23,471
 9/30/2010                25,778                      26,080
10/31/2010                26,551                      26,837
11/30/2010                25,949                      26,129
12/31/2010                28,049                      27,993
 1/31/2011                27,317                      27,234
 2/28/2011                27,116                      26,980
 3/31/2011                28,617                      28,566
 4/30/2011                29,614                      29,452
 5/31/2011                28,790                      28,680
 6/30/2011                28,440                      28,238
 7/31/2011                28,210                      28,113
 8/31/2011                25,919                      25,601
 9/30/2011                21,995                      21,868
10/31/2011                24,740                      24,765
11/30/2011                23,869                      23,114
12/31/2011                23,165                      22,836
 1/31/2012                25,650                      25,426
 2/29/2012                27,034                      26,949
 3/31/2012                26,322                      26,049
 4/30/2012                25,845                      25,738
 5/31/2012                23,058                      22,852
 6/30/2012                24,185                      23,734
 7/31/2012                24,381                      24,197
 8/31/2012                24,528                      24,116
 9/30/2012                25,898                      25,571
10/31/2012                25,750                      25,416
11/30/2012                26,086                      25,739
12/31/2012                27,602                      26,997
 1/31/2013                27,743                      27,369
 2/28/2013                27,412                      27,026
 3/31/2013                27,015                      26,560
 4/30/2013                27,306                      26,760
 5/31/2013                26,413                      26,074
 6/30/2013                24,751                      24,414
 7/31/2013                25,105                      24,669
 8/31/2013                24,508                      24,245
 9/30/2013                26,255                      25,822
10/31/2013                27,445                      27,076
11/30/2013                27,028                      26,681
12/31/2013                26,741                      26,295
 1/31/2014                24,877                      24,587
 2/28/2014                25,773                      25,402
 3/31/2014                26,669                      26,182
 4/30/2014                26,824                      26,269
 5/31/2014                27,730                      27,186
 6/30/2014                28,493                      27,908
 7/31/2014                28,824                      28,448
 8/31/2014                29,714                      29,089
 9/30/2014                27,519                      26,933            Past performance is not predictive of
10/31/2014                27,811                      27,250            future performance.
                                                                        The returns shown do not reflect the
                                                                        deduction of taxes that a shareholder
          Average Annual       One        Five        Ten               would pay on fund distributions or the
          Total Return         Year       Years      Years              redemption of fund shares.
          -------------------------------------------------------       MSCI data copyright MSCI 2014, all
                               1.33%      5.80%      10.77%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
EMERGING MARKETS SMALL CAP PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                                     [CHART]

                   Emerging Markets Small Cap        MSCI Emerging Markets
                            Portfolio                Index (net dividends)
                -------------------------------      ---------------------
   10/31/2004               $10,000                        $10,000
   11/30/2004                10,947                         10,926
   12/31/2004                11,527                         11,450
    1/31/2005                11,847                         11,480
    2/28/2005                12,598                         12,481
    3/31/2005                11,719                         11,656
    4/30/2005                11,288                         11,343
    5/31/2005                11,509                         11,738
    6/30/2005                11,800                         12,137
    7/31/2005                12,447                         12,985
    8/31/2005                12,528                         13,097
    9/30/2005                13,349                         14,316
   10/31/2005                12,698                         13,380
   11/30/2005                13,604                         14,487
   12/31/2005                14,495                         15,343
    1/31/2006                15,895                         17,057
    2/28/2006                16,062                         17,037
    3/31/2006                16,355                         17,187
    4/30/2006                17,683                         18,411
    5/31/2006                15,822                         16,482
    6/30/2006                15,124                         16,442
    7/31/2006                15,471                         16,677
    8/31/2006                16,009                         17,102
    9/30/2006                16,452                         17,244
   10/31/2006                17,692                         18,063
   11/30/2006                19,038                         19,406
   12/31/2006                19,903                         20,280
    1/31/2007                20,277                         20,061
    2/28/2007                20,459                         19,942
    3/31/2007                21,365                         20,737
    4/30/2007                22,997                         21,697
    5/31/2007                24,822                         22,771
    6/30/2007                25,564                         23,839
    7/31/2007                26,806                         25,096
    8/31/2007                25,689                         24,563
    9/30/2007                27,454                         27,276
   10/31/2007                29,513                         30,317
   11/30/2007                27,146                         28,168
   12/31/2007                27,470                         28,267
    1/31/2008                24,157                         24,740
    2/29/2008                24,856                         26,566
    3/31/2008                23,679                         25,160
    4/30/2008                25,127                         27,202
    5/31/2008                24,968                         27,706
    6/30/2008                22,091                         24,943
    7/31/2008                21,744                         24,002
    8/31/2008                20,431                         22,085
    9/30/2008                16,740                         18,220
   10/31/2008                11,660                         13,234
   11/30/2008                10,947                         12,237
   12/31/2008                12,489                         13,192
    1/31/2009                11,528                         12,340
    2/28/2009                10,821                         11,644
    3/31/2009                12,309                         13,317
    4/30/2009                14,802                         15,533
    5/31/2009                18,192                         18,187
    6/30/2009                18,102                         17,942
    7/31/2009                20,398                         19,960
    8/31/2009                20,641                         19,888
    9/30/2009                22,362                         21,694
   10/31/2009                22,337                         21,720
   11/30/2009                23,642                         22,654
   12/31/2009                24,945                         23,548
    1/31/2010                23,841                         22,235
    2/28/2010                24,252                         22,313
    3/31/2010                26,323                         24,114
    4/30/2010                26,747                         24,407
    5/31/2010                24,048                         22,260
    6/30/2010                24,684                         22,096
    7/31/2010                26,949                         23,936
    8/31/2010                27,079                         23,471
    9/30/2010                30,358                         26,080
   10/31/2010                31,568                         26,837
   11/30/2010                30,710                         26,129
   12/31/2010                32,475                         27,993
    1/31/2011                31,098                         27,234
    2/28/2011                30,181                         26,980
    3/31/2011                31,854                         28,566
    4/30/2011                33,528                         29,452
    5/31/2011                32,759                         28,680
    6/30/2011                32,493                         28,238
    7/31/2011                32,860                         28,113
    8/31/2011                29,735                         25,601
    9/30/2011                24,447                         21,868
   10/31/2011                27,140                         24,765
   11/30/2011                25,814                         23,114
   12/31/2011                25,129                         22,836
    1/31/2012                27,962                         25,426
    2/29/2012                30,245                         26,949
    3/31/2012                29,455                         26,049
    4/30/2012                28,751                         25,738
    5/31/2012                26,115                         22,852
    6/30/2012                27,115                         23,734
    7/31/2012                26,775                         24,197
    8/31/2012                27,470                         24,116
    9/30/2012                29,076                         25,571
   10/31/2012                28,962                         25,416
   11/30/2012                29,460                         25,739
   12/31/2012                31,271                         26,997
    1/31/2013                31,847                         27,369
    2/28/2013                32,172                         27,026
    3/31/2013                32,021                         26,560
    4/30/2013                32,672                         26,760
    5/31/2013                32,198                         26,074
    6/30/2013                29,413                         24,414
    7/31/2013                29,547                         24,669
    8/31/2013                28,313                         24,245
    9/30/2013                30,380                         25,822
   10/31/2013                31,546                         27,076
   11/30/2013                31,097                         26,681
   12/31/2013                30,839                         26,295
    1/31/2014                29,520                         24,587
    2/28/2014                30,824                         25,402
    3/31/2014                31,882                         26,182
    4/30/2014                32,143                         26,269
    5/31/2014                33,231                         27,186
    6/30/2014                34,086                         27,908
    7/31/2014                34,163                         28,448            Past performance is not predictive of
    8/31/2014                35,209                         29,089            future performance.
    9/30/2014                33,456                         26,933            The returns shown do not reflect the
   10/31/2014                33,162                         27,250            deduction of taxes that a shareholder
           Average Annual        One         Five         Ten                 would pay on fund distributions or the
           Total Return          Year        Years       Years                redemption of fund shares.
           -----------------------------------------------------------        MSCI data copyright MSCI 2014, all
                                 5.12%       8.22%       12.74%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS VALUE PORTFOLIO -- CLASS R2 VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
January 29, 2008-October 31,2014


                                             Past performance is not predictive of
                                             future performance.
                                             The returns shown do not reflect the
                                             deduction of taxes that a shareholder
    Average Annual   One   Five    Since     would pay on fund distributions or the
    Total Return     Year  Years Inception   redemption of fund shares.
    ---------------------------------------  MSCI data copyright MSCI 2014, all
                    -1.75% 3.17%   0.46%     rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
EMERGING MARKETS VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                                    [CHART]

                         Emerging Markets
                         Value Portfolio -        MSCI Emerging Markets
                       Institutional Class        Index (net dividends)
                     -----------------------      ---------------------
     10/31/2004              $10,000                     $10,000
     11/30/2004               11,082                      10,926
     12/31/2004               11,794                      11,450
      1/31/2005               11,987                      11,480
      2/28/2005               13,080                      12,481
      3/31/2005               12,124                      11,656
      4/30/2005               11,692                      11,343
      5/31/2005               11,861                      11,738
      6/30/2005               12,251                      12,137
      7/31/2005               13,142                      12,985
      8/31/2005               13,351                      13,097
      9/30/2005               14,422                      14,316
     10/31/2005               13,520                      13,380
     11/30/2005               14,517                      14,487
     12/31/2005               15,428                      15,343
      1/31/2006               16,902                      17,057
      2/28/2006               16,967                      17,037
      3/31/2006               17,540                      17,187
      4/30/2006               19,070                      18,411
      5/31/2006               17,002                      16,482
      6/30/2006               16,848                      16,442
      7/31/2006               17,246                      16,677
      8/31/2006               17,559                      17,102
      9/30/2006               17,915                      17,244
     10/31/2006               19,158                      18,063
     11/30/2006               20,559                      19,406
     12/31/2006               21,280                      20,280
      1/31/2007               21,607                      20,061
      2/28/2007               21,727                      19,942
      3/31/2007               22,858                      20,737
      4/30/2007               24,679                      21,697
      5/31/2007               26,554                      22,771
      6/30/2007               27,308                      23,839
      7/31/2007               28,602                      25,096
      8/31/2007               27,679                      24,563
      9/30/2007               30,173                      27,276
     10/31/2007               33,484                      30,317
     11/30/2007               31,040                      28,168
     12/31/2007               30,991                      28,267
      1/31/2008               27,905                      24,740
      2/29/2008               29,020                      26,566
      3/31/2008               28,043                      25,160
      4/30/2008               30,206                      27,202
      5/31/2008               30,464                      27,706
      6/30/2008               26,920                      24,943
      7/31/2008               26,392                      24,002
      8/31/2008               24,131                      22,085
      9/30/2008               19,968                      18,220
     10/31/2008               13,767                      13,234
     11/30/2008               12,722                      12,237
     12/31/2008               14,274                      13,192
      1/31/2009               12,986                      12,340
      2/28/2009               11,883                      11,644
      3/31/2009               13,938                      13,317
      4/30/2009               16,679                      15,533
      5/31/2009               20,431                      18,187
      6/30/2009               20,179                      17,942
      7/31/2009               22,885                      19,960
      8/31/2009               23,055                      19,888
      9/30/2009               25,182                      21,694
     10/31/2009               24,586                      21,720
     11/30/2009               26,152                      22,654
     12/31/2009               27,447                      23,548
      1/31/2010               25,884                      22,235
      2/28/2010               26,085                      22,313
      3/31/2010               28,381                      24,114
      4/30/2010               28,564                      24,407
      5/31/2010               25,570                      22,260
      6/30/2010               25,730                      22,096
      7/31/2010               28,110                      23,936
      8/31/2010               27,601                      23,471
      9/30/2010               30,914                      26,080
     10/31/2010               31,972                      26,837
     11/30/2010               30,932                      26,129
     12/31/2010               33,501                      27,993
      1/31/2011               32,454                      27,234
      2/28/2011               31,908                      26,980
      3/31/2011               33,742                      28,566
      4/30/2011               34,946                      29,452
      5/31/2011               33,612                      28,680
      6/30/2011               32,924                      28,238
      7/31/2011               32,645                      28,113
      8/31/2011               29,331                      25,601
      9/30/2011               24,065                      21,868
     10/31/2011               27,227                      24,765
     11/30/2011               25,848                      23,114
     12/31/2011               24,919                      22,836
      1/31/2012               28,375                      25,426
      2/29/2012               30,103                      26,949
      3/31/2012               28,807                      26,049
      4/30/2012               27,866                      25,738
      5/31/2012               24,785                      22,852
      6/30/2012               25,905                      23,734
      7/31/2012               25,741                      24,197
      8/31/2012               26,098                      24,116
      9/30/2012               27,777                      25,571
     10/31/2012               27,417                      25,416
     11/30/2012               27,718                      25,739
     12/31/2012               29,744                      26,997
      1/31/2013               30,223                      27,369
      2/28/2013               29,714                      27,026
      3/31/2013               29,460                      26,560
      4/30/2013               29,719                      26,760
      5/31/2013               28,871                      26,074
      6/30/2013               26,440                      24,414
      7/31/2013               26,953                      24,669
      8/31/2013               26,380                      24,245
      9/30/2013               28,329                      25,822
     10/31/2013               29,613                      27,076
     11/30/2013               28,895                      26,681
     12/31/2013               28,613                      26,295
      1/31/2014               26,613                      24,587
      2/28/2014               27,203                      25,402
      3/31/2014               28,416                      26,182
      4/30/2014               28,602                      26,269
      5/31/2014               29,763                      27,186
      6/30/2014               30,539                      27,908
      7/31/2014               31,110                      28,448           Past performance is not predictive of
      8/31/2014               31,806                      29,089           future performance.
      9/30/2014               29,197                      26,933           The returns shown do not reflect the
     10/31/2014               29,166                      27,250           deduction of taxes that a shareholder
          Average Annual         One         Five        Ten               would pay on fund distributions or the
          Total Return           Year        Years      Years              redemption of fund shares.
          ----------------------------------------------------------       MSCI data copyright MSCI 2014, all
                                -1.51%       3.48%      11.30%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS CORE EQUITY PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
April 5, 2005-October 31, 2014

                                     [CHART]

                    Emerging Markets Core Equity    MSCI Emerging Markets
                              Portfolio             Index (net dividends)
                  -------------------------------   ---------------------
     4/5/2005                $10,000                      $10,000
    4/30/2005                  9,580                        9,682
    5/31/2005                  9,720                       10,019
    6/30/2005                  9,980                       10,359
    7/31/2005                 10,653                       11,083
    8/31/2005                 10,763                       11,178
    9/30/2005                 11,511                       12,219
   10/31/2005                 10,898                       11,421
   11/30/2005                 11,612                       12,365
   12/31/2005                 12,295                       13,096
    1/31/2006                 13,395                       14,559
    2/28/2006                 13,416                       14,542
    3/31/2006                 13,684                       14,670
    4/30/2006                 14,624                       15,714
    5/31/2006                 12,988                       14,068
    6/30/2006                 12,775                       14,034
    7/31/2006                 13,019                       14,235
    8/31/2006                 13,333                       14,597
    9/30/2006                 13,598                       14,719
   10/31/2006                 14,487                       15,418
   11/30/2006                 15,490                       16,564
   12/31/2006                 16,100                       17,310
    1/31/2007                 16,327                       17,123
    2/28/2007                 16,204                       17,022
    3/31/2007                 16,906                       17,699
    4/30/2007                 18,042                       18,519
    5/31/2007                 19,353                       19,436
    6/30/2007                 19,811                       20,347
    7/31/2007                 20,485                       21,421
    8/31/2007                 19,956                       20,965
    9/30/2007                 21,671                       23,281
   10/31/2007                 23,924                       25,877
   11/30/2007                 22,181                       24,043
   12/31/2007                 22,136                       24,127
    1/31/2008                 19,968                       21,116
    2/29/2008                 20,621                       22,675
    3/31/2008                 19,871                       21,475
    4/30/2008                 21,378                       23,218
    5/31/2008                 21,473                       23,648
    6/30/2008                 19,079                       21,290
    7/31/2008                 18,877                       20,487
    8/31/2008                 17,623                       18,850
    9/30/2008                 14,861                       15,551
   10/31/2008                 10,661                       11,295
   11/30/2008                  9,949                       10,445
   12/31/2008                 10,922                       11,260
    1/31/2009                  9,948                       10,533
    2/28/2009                  9,277                        9,938
    3/31/2009                 10,741                       11,367
    4/30/2009                 12,702                       13,258
    5/31/2009                 15,206                       15,523
    6/30/2009                 15,058                       15,314
    7/31/2009                 16,880                       17,036
    8/31/2009                 16,946                       16,975
    9/30/2009                 18,408                       18,516
   10/31/2009                 18,068                       18,539
   11/30/2009                 19,175                       19,336
   12/31/2009                 20,050                       20,099
    1/31/2010                 18,950                       18,978
    2/28/2010                 19,159                       19,045
    3/31/2010                 20,812                       20,583
    4/30/2010                 21,010                       20,832
    5/31/2010                 18,974                       19,000
    6/30/2010                 19,134                       18,860
    7/31/2010                 20,862                       20,431
    8/31/2010                 20,585                       20,034
    9/30/2010                 23,045                       22,260
   10/31/2010                 23,724                       22,906
   11/30/2010                 23,090                       22,302
   12/31/2010                 24,785                       23,893
    1/31/2011                 24,003                       23,245
    2/28/2011                 23,589                       23,028
    3/31/2011                 24,931                       24,382
    4/30/2011                 25,915                       25,138
    5/31/2011                 25,199                       24,479
    6/30/2011                 24,849                       24,102
    7/31/2011                 24,793                       23,995
    8/31/2011                 22,555                       21,851
    9/30/2011                 18,823                       18,665
   10/31/2011                 21,213                       21,138
   11/30/2011                 20,307                       19,729
   12/31/2011                 19,668                       19,491
    1/31/2012                 21,984                       21,702
    2/29/2012                 23,365                       23,002
    3/31/2012                 22,635                       22,234
    4/30/2012                 22,133                       21,968
    5/31/2012                 19,805                       19,505
    6/30/2012                 20,693                       20,258
    7/31/2012                 20,705                       20,653
    8/31/2012                 20,923                       20,584
    9/30/2012                 22,115                       21,826
   10/31/2012                 21,965                       21,693
   11/30/2012                 22,300                       21,969
   12/31/2012                 23,698                       23,043
    1/31/2013                 23,907                       23,361
    2/28/2013                 23,744                       23,067
    3/31/2013                 23,492                       22,670
    4/30/2013                 23,759                       22,841
    5/31/2013                 23,108                       22,255
    6/30/2013                 21,448                       20,838
    7/31/2013                 21,740                       21,056
    8/31/2013                 21,178                       20,694
    9/30/2013                 22,690                       22,040
   10/31/2013                 23,668                       23,111
   11/30/2013                 23,279                       22,773
   12/31/2013                 23,072                       22,444
    1/31/2014                 21,614                       20,986
    2/28/2014                 22,397                       21,681
    3/31/2014                 23,215                       22,347
    4/30/2014                 23,381                       22,422
    5/31/2014                 24,151                       23,204
    6/30/2014                 24,779                       23,821
    7/31/2014                 25,005                       24,281
    8/31/2014                 25,779                       24,828
    9/30/2014                 23,984                       22,988            Past performance is not predictive of
   10/31/2014                 24,116                       23,259            future performance.
                                                                             The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          Average Annual        One         Five         Since               would pay on fund distributions or the
          Total Return          Year        Years      Inception             redemption of fund shares.
          ------------------------------------------------------------       MSCI data copyright MSCI 2014, all
                                1.89%       5.94%        9.63%               rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 U.S. Equity Market Review                   12 Months Ended October 31, 2014

   U.S. equities had strong gains during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, had positive returns in 9 of the 12 months. As measured by the Russell indices, large cap stocks outperformed small cap stocks.

               Total Return for 12 Months Ended October 31, 2014
               -------------------------------------------------

              Russell 3000(R) Index........................ 16.07%
              Russell Microcap(R) Index (micro cap stocks).  7.34%
              Russell 2000(R) Index (small cap stocks).....  8.06%
              Russell 1000(R) Index (large cap stocks)..... 16.78%
              Dow Jones U.S. Select REIT Index /SM/........ 20.69%

   Growth stocks slightly outperformed value stocks as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2014
               -------------------------------------------------

         Russell 2000(R) Value Index (small cap value stocks)...  7.89%
         Russell 2000(R) Growth Index (small cap growth stocks).  8.26%
         Russell 1000(R) Value Index (large cap value stocks)... 16.46%
         Russell 1000(R) Growth Index (large cap growth stocks). 17.11%

Source: Russell data copyright (C) Russell Investment Group 1995-2014, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the period were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small cap, and/or micro cap companies relative to widely used benchmarks.

Master-Feeder Structure

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

Enhanced U.S. Large Company Portfolio

   The Enhanced U.S. Large Company Portfolio seeks to outperform the total return of the S&P 500(R) Index. This strategy combines investment in investment grade, short-term fixed income instruments with an overlay of S&P 500(R) Index futures contracts, swaps, and/or ETFs. For the 12 months ended October 31, 2014, an average of approximately 96% of the equity exposure consisted of S&P 500(R) Index futures contracts. ETFs accounted for the remaining exposure. The behavior of S&P 500(R) Index futures contracts and ETFs linked to the S&P 500(R) Index is determined principally by the performance of the S&P 500(R) Index.

   For the 12 months ended October 31, 2014, the total returns were 17.18% for the Portfolio and 17.27% for the S&P 500(R) Index. Relative to the Index, the Portfolio's underperformance was primarily due to the performance of the fixed income component of the Portfolio. The net return of the fixed income component was slightly less than the average interest rate priced into the S&P 500(R) futures contracts that the Portfolio purchased throughout the year.

U.S. Large Cap Equity Portfolio

   The U.S. Large Cap Equity Portfolio is designed to capture the returns of U.S. large company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 920 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were 16.19% for the Portfolio and 16.78% for the Russell 1000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio emphasizes mid-cap stocks, value stocks, primarily measured by book-to-market ratio and stocks with high profitability. Stocks with smaller relative capitalization and value stocks generally underperformed during the period and contributed to underperformance in the Portfolio relative to the Index. The Portfolio's exclusion of real estate investment trusts (REITs) detracted from relative performance as REITs outperformed during the period.

U.S. Large Cap Value Portfolio

   The U.S. Large Cap Value Portfolio is designed to capture the returns of U.S. large company value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Master Fund held approximately 260 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2014, total returns were 15.49% for the Portfolio and 16.46% for the Russell 1000(R) Value Index. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Master Fund excludes real estate investment trusts (REITs) and highly regulated utilities from eligibility while the Index holds stocks in these sectors. REITs and utilities generally outperformed other sectors during the period, which detracted from the Portfolio's relative performance as compared to the Index. Lower book to market stocks outperformed higher book to market stocks within the index. The Master Fund had less weight than the index in lower book to market stocks, which detracted from relative performance.

U.S. Targeted Value Portfolio

   The U.S. Targeted Value Portfolio seeks to capture the returns of U.S. small and mid-capitalization value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 1,540 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were 9.47% for the Portfolio's Class R1 shares, 9.30% for the Portfolio's Class R2 shares, 9.58% for the Portfolio's Institutional Class shares, and 7.89% for the Russell 2000(R) Value Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. Mid-cap value stocks significantly outperformed small cap value stocks during the period. The Portfolio had a greater weight than the Index in mid-cap value stocks and less weight in small cap value stocks, and these differences were the primary driver of the Portfolio's relative outperformance.

U.S. Small Cap Value Portfolio

   The U.S. Small Cap Value Portfolio is designed to capture the returns of U.S. small company value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 1,270 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were 9.49% for the Portfolio and 7.89% for the Russell 2000(R) Value Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation to larger small cap stocks than the Index, and the outperformance of these stocks was a contributor to the Portfolio's relative outperformance.

U.S. Core Equity 1 Portfolio

   The U.S. Core Equity 1 Portfolio invests in a broadly diversified group of securities within the U.S. market with increased exposure to smaller company stocks and value stocks relative to the market. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 2,850 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were 14.72% for the Portfolio and 16.07% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the Index to small cap stocks and less weight in large cap stocks, which contributed to the Portfolio's relative underperformance as small cap stocks strongly underperformed large cap stocks during the period. The Portfolio's exclusion of real estate investment trusts (REITs) also detracted from the Portfolio's relative performance as REITs outperformed most other sectors during the period.

U.S. Core Equity 2 Portfolio

   The U.S. Core Equity 2 Portfolio invests in a broadly diversified group of securities within the U.S. market with increased exposure to smaller company stocks and value stocks relative to the U.S. Core Equity 1 Portfolio and the market. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 2,860 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were 13.78% for the Portfolio and 16.07% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the Index to small cap stocks and less weight in large cap stocks, which contributed to the Portfolio's relative underperformance as small cap stocks strongly underperformed large cap stocks during the period. The portfolio generally excludes real estate investment trusts (REITs), and the resulting lower relative weighting in these companies detracted as REITs outperformed other U.S. stocks during the period.

U.S. Vector Equity Portfolio

   The U.S. Vector Equity Portfolio invests in a broadly diversified group of U.S. stocks with increased exposure to smaller company stocks and value stocks relative to the market. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 2,720 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were 11.91% for the Portfolio and 16.07% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the Index to small cap stocks and less weight in large cap stocks, which contributed to the Portfolio's relative underperformance as small cap stocks strongly underperformed large cap stocks during the period. The portfolio generally excludes real estate investment trusts (REITs), and the resulting lower relative weighting in these companies detracted as REITs outperformed other U.S. stocks during the period.

U.S. Small Cap Portfolio

   The U.S. Small Cap Portfolio is designed to capture the returns of U.S.
small company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 2,110 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were 8.67% for the Portfolio and 8.06% for the Russell 2000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio excluded certain stocks with low profitability that were held by the Index. The resulting higher weight in stocks with higher profitability contributed to the Portfolio's relative outperformance.

U.S. Micro Cap Portfolio

   The U.S. Micro Cap Portfolio is designed to capture the returns of the smallest U.S. company stocks and generally has a smaller market capitalization profile than the U.S. Small Cap Portfolio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 1,750 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were 7.88% for the Portfolio and 8.06% for the Russell 2000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio focuses on micro cap stocks while the Index has exposure to a broader range of small cap stocks including those with the larger relative capitalization. Micro cap stocks generally underperformed companies with larger capitalization within the small cap universe during the period, which detracted from the Portfolio's relative performance. The Portfolio's exclusion of real estate investment trusts (REITs) also detracted from the Portfolio's relative performance as REITs outperformed most other sectors during the period.

DFA Real Estate Securities Portfolio

   The DFA Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of U.S. real estate securities. As of October 31, 2014, the Portfolio held approximately 130 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of portfolio assets.

   For the 12 months ended October 31, 2014, total returns were 19.80% for the Portfolio, 20.69% for the Dow Jones U.S. Select REIT Index /SM/, and 17.27% for the S&P 500(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. real estate securities market rather than the behavior of a limited number of securities. The Portfolio held net lease REITs not eligible in the Dow Jones U.S. Select REIT Index /SM/. These securities -- particularly in specialized REITs, retail REITs and diversified REITs -- generally underperformed the overall Index and were a primary driver of the Portfolio's relative underperformance.

 International Equity Market Review          12 Months Ended October 31, 2014

   Performance of non-U.S. developed markets was generally negative for the period. As a group, only large cap growth stocks had positive returns. As measured by the MSCI world ex USA indices, large cap stocks outperformed small cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2014
                       --------------------------------

                                              Return in U.S. Dollars
           -                                  ----------------------
           MSCI World ex USA Index...........         -0.15%
           MSCI World ex USA Small Cap Index.         -2.14%
           MSCI World ex USA Value Index.....         -0.62%
           MSCI World ex USA Growth Index....          0.31%

   During the period, the U.S. dollar (USD) appreciated against developed markets currencies, detracting from USD-denominated returns of non-U.S. securities in developed markets.

                           12 Months Ended October 31, 2014
                            --------------------------------

Ten Largest Foreign Developed Markets by Market Cap  Local Return Return in U.S. Dollars
---------------------------------------------------  ------------ ----------------------
                  United Kingdom....................     0.55%             0.12%
                  Japan.............................    13.47%            -0.70%
                  Canada............................    12.71%             4.26%
                  France............................     1.34%            -6.61%
                  Switzerland.......................     9.61%             3.13%
                  Germany...........................     2.52%            -5.52%
                  Australia.........................     6.74%            -0.92%
                  Spain.............................    10.44%             1.78%
                  Hong Kong.........................    10.24%            10.21%
                  Sweden............................    13.18%            -1.03%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2014, all rights reserved.

   Emerging markets generally had stronger performance over the period than developed markets with positive returns in each market segment except large cap value. As measured by the MSCI emerging markets indices, small cap stocks outperformed large cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2014
                       --------------------------------

                                                Return in U.S. Dollars
         -                                      ----------------------
         MSCI Emerging Markets Index...........          0.64%
         MSCI Emerging Markets Small Cap Index.          3.18%
         MSCI Emerging Markets Value Index.....         -0.63%
         MSCI Emerging Markets Growth Index....          1.89%

   During the period, the U.S. dollar (USD) generally appreciated against most emerging markets currencies, particularly those in Eastern Europe, decreasing USD denominated returns in emerging markets.

                      12 Months Ended October 31, 2014
                       --------------------------------

Ten Largest Emerging Markets by Market Cap  Local Return Return in U.S. Dollars
------------------------------------------  ------------ ----------------------
              China........................     6.44%             6.41%
              Korea........................    -6.24%            -6.94%
              Taiwan.......................    13.99%            10.11%
              Brazil.......................    -0.30%            -9.65%
              South Africa.................    17.13%             6.09%
              India........................    29.27%            29.39%
              Mexico.......................    10.96%             6.98%
              Russia.......................    -4.56%           -24.40%
              Malaysia.....................     3.85%            -0.37%
              Indonesia....................    17.88%             9.95%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2014, all rights reserved.

 Global Real Estate Market Review            12 Months Ended October 31, 2014

   Publicly traded global real estate investment trusts (REITs) produced positive overall returns during the period. In most of the world, REITs outperformed equities and fixed income. The U.S. REIT market, the world's largest, had the highest returns, followed closely by Hong Kong and the U.K. Only a few of the smallest REIT markets failed to deliver positive returns. As measured by the S&P Global REIT Index, residential REITs and hotel and resort REITs had the biggest gains. Diversified REITs had the weakest performance but still delivered positive returns.

     12 Months Ended October 31, 2014
                                                    Return in U.S. Dollars
     -                                              ----------------------
     S&P Global ex U.S. REIT Index (net dividends).          6.81%
     S&P Global REIT Index (net dividends).........         13.30%

----------
Source: Standard and Poor's. Copyright S&P, 2014. All rights reserved.

Master-Feeder Structure

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities

Large Cap International Portfolio

   The Large Cap International Portfolio seeks to capture the returns of a broadly diversified portfolio of international large company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 1,500 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were 0.47% for the Portfolio and -0.15% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the international equity markets rather than by the behavior of a limited number of stocks. For the period, the Portfolio's relative outperformance was primarily attributable to differences in the valuation timing and methodology between the Portfolio and the Index. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

International Core Equity Portfolio

   The International Core Equity Portfolio invests in a broadly diversified group of international stocks, with increased exposure to smaller company stocks and those with value characteristics as measured by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 4,800 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were -0.55% for the Portfolio and -0.15% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories while the Index primarily holds large cap and mid-cap stocks. International small cap stocks generally underperformed international large cap and mid-cap stocks during the period, and the Portfolio's exposure to small cap stocks detracted from the Portfolio's performance relative to the Index. The Portfolio's greater exposure than the Index to value stocks also detracted from the Portfolio's relative performance as value stocks generally underperformed during the period. In particular, the Portfolio's emphasis on value stocks resulted in a lower allocation to healthcare stocks, which was the best performing sector and detracted from the Portfolio's relative performance.

International Small Company Portfolio

   The International Small Company Portfolio is designed to capture the returns of international small company stocks by purchasing shares of five Master Funds that invest individually in Canada, the United Kingdom, Continental Europe (including Israel and excluding the U.K.), Japan, and the Asia Pacific region ex Japan. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Master Funds collectively held approximately 4,150 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were -1.09% for the Portfolio and -2.14% for the MSCI World ex USA Small Cap Index (net dividends). As a result of each Master Fund's diversified investment approach, the Portfolio's performance was determined principally by broad trends in international equity markets rather than the behavior of a limited number of stocks. The Master Funds excluded a number of growth-oriented small cap stocks with low profitability that were held by the Index. These stocks generally underperformed, contributing to the Portfolio's relative outperformance. This was partially offset by the Master Funds' exclusion of real estate investment trusts (REITs) which outperformed and detracted from the Portfolio's relative performance. Differences in the valuation timing and methodology between the Master Funds and the Index also generally contributed to the Portfolio's relative performance. The Master Funds price foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

Japanese Small Company Portfolio

   The Japanese Small Company Portfolio is designed to capture the returns of Japanese small company stocks by purchasing shares of The Japanese Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Master Fund held approximately 1,400 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2014, total returns were 2.00% for the Portfolio and -0.24% for the MSCI Japan Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the Japanese equity market, rather than the behavior of a limited number of stocks. The Master Fund's greater exposure than the Index to micro cap stocks contributed to relative outperformance as micro caps generally outperformed during the period. This was partially offset by the Master Fund's exclusion of real estate investment trusts (REITs), which outperformed and detracted from the Portfolio's relative performance. Differences in the valuation timing and methodology between the Master Fund and the Index also benefited the Portfolio's relative performance. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

Asia Pacific Small Company Portfolio

The Asia Pacific Small Company Portfolio is designed to capture the returns of small company stocks in Australia, Hong Kong, New Zealand, and Singapore, by purchasing shares of The Asia Pacific Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Master Fund held approximately 880 securities across the eligible countries. Country allocations generally reflect the approximate weights of individual securities within a universe of these countries' stocks constructed by the Advisor. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

For the 12 months ended October 31, 2014, total returns were -3.84% for the Portfolio and -4.93% for the MSCI Pacific ex Japan Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in Asia Pacific equity markets rather than the behavior of a limited number of stocks. The Master Fund's exclusion of growth-oriented small cap stocks with low profitability contributed to relative performance as these stocks generally underperformed. This was partially offset by the Master Fund's exclusion of real estate investment trusts (REITs), which outperformed and detracted from the Master Fund's relative performance. In addition, differences in the valuation timing and methodology between the Master Fund and the Index benefited the Portfolio's relative performance. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

United Kingdom Small Company Portfolio

   The United Kingdom Small Company Portfolio is designed to capture the returns of U.K. small company stocks by purchasing shares of The United Kingdom Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Master Fund held approximately 320 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2014, total returns were 0.73% for the Portfolio and -0.49% for the MSCI UK Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.K. equity market, rather than the behavior of a limited number of stocks. The Master Fund excludes a number of growth-oriented small cap stocks with low profitability that were held by the Index. These stocks generally underperformed, contributing to the Portfolio's relative outperformance.

Continental Small Company Portfolio

   The Continental Small Company Portfolio is designed to capture the returns of small company stocks in the developed markets of Europe (excluding the U.K.) and Israel, by purchasing shares of The Continental Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Master Fund held approximately 1,180 securities in 14 eligible developed continental European countries and Israel. Country allocations generally reflect the approximate weights of individual securities within a universe of continental European and Israeli small company stocks constructed by the Advisor. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2014, total returns were -2.68% for the Portfolio and -3.31% for the MSCI Europe ex UK Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the continental European (excluding the U.K.) and Israeli equity markets, rather than the behavior of a limited number of stocks. For the period, the Portfolio's relative outperformance was primarily attributable to differences in the valuation timing and methodology between the Master Fund and the Index. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

DFA International Real Estate Securities Portfolio

   The DFA International Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of real estate securities in international markets. As of October 31, 2014, the Portfolio held approximately 240 securities in 20 approved developed and emerging market countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of portfolio assets.

   For the 12 months ended October 31, 2014, total returns were 8.21% for the Portfolio and 6.81% for the S&P Global ex US REIT Index (net dividends). As a result of the Portfolio's diversified approach, performance was determined principally by broad trends in international real estate securities markets rather than the behavior of a limited number of stocks. Withholding tax rate differences between the Portfolio and the Index contributed to the Portfolio's relative outperformance. The Portfolio excludes certain securities from eligibility that the Index holds, such as initial public offerings and companies with a limited operating history. These securities generally underperformed and the exclusion of these securities by the Portfolio had a beneficial impact on the relative performance in the Portfolio.

DFA Global Real Estate Securities Portfolio

   The DFA Global Real Estate Securities Portfolio, a fund of funds, is designed to capture the returns of a broadly diversified portfolio of real estate securities in U.S. and international markets. As of October 31, 2014, the Portfolio invested in the DFA International Real Estate Securities Portfolio and the DFA Real Estate Securities Portfolio (the "Underlying Funds"). As of that date, the Underlying Funds held approximately 370 securities in

21 approved developed and emerging markets countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were 14.98% for the Portfolio and 13.30% for the S&P Global REIT Index (net dividends). As a result of the Portfolio's diversified approach, performance was principally determined by broad trends in global real estate securities markets rather than the behavior of a limited number of stocks. Withholding tax rate differences between the Portfolio and the Index were a primary driver of the Portfolio's relative outperformance. The Portfolio excludes certain securities from eligibility that the Index holds, such as initial public offerings and companies with a limited operating history. These securities generally underperformed and the exclusion of these securities by the Portfolio had a beneficial impact on the relative performance in the Portfolio.

DFA International Small Cap Value Portfolio

   The DFA International Small Cap Value Portfolio is designed to capture the returns of international small company value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 2,160 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were 0.13% for the Portfolio and -2.14% for the MSCI World ex USA Small Cap Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in international equity markets rather than the behavior of a limited number of stocks. The Portfolio held a number of companies within the United Kingdom that were not in the Index due to differences in construction methodology. These companies outperformed, contributing to the Portfolio's relative outperformance. Within the small cap universe, the Portfolio's greater exposure to stocks with smaller capitalization within small cap universe also contributed to the Portfolio's relative outperformance as these stocks generally outperformed during the period. Differences in the valuation timing and methodology between the Portfolio and the Index also generally contributed to the Portfolio's relative outperformance. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

International Vector Equity Portfolio

   The International Vector Equity Portfolio is designed to capture the returns of a broadly diversified basket of international stocks with increased exposure to smaller company stocks and those with value characteristics as measured by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 4,300 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were -1.05% for the Portfolio and -0.15% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories, other than growth-oriented mega cap securities, while the Index primarily holds large cap and mid-cap stocks. International small cap stocks generally underperformed international large cap and mid-cap stocks during the period, and the Portfolio's exposure to small cap stocks contributed to underperformance relative to the Index. The Portfolio's greater exposure than the Index to value stocks, particularly those in Canada, also detracted from relative performance as value stocks generally underperformed during the period.

World ex U.S. Value Portfolio

   The World ex U.S. Value Portfolio is designed to capture the returns of value stocks across all market capitalizations in international developed and emerging markets by purchasing shares of three funds managed by Dimensional:
The DFA International Value Series, The DFA International Small Cap Value Portfolio, and The

Dimensional Emerging Markets Value Fund (the "Underlying Funds"). Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Underlying Funds collectively held approximately 4,800 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were -0.81% for the Portfolio and 0.06% for the MSCI All Country World ex USA Index (net dividends). As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in the international and emerging equity markets rather than the behavior of a limited number of stocks. Underlying Funds, had greater exposure than the Index to value stocks. Value stocks, as measured by book-to-market ratios, generally underperformed during the period, which detracted from the Portfolio's relative performance. The Underlying Funds invest in stocks across all size categories while the Index primarily holds large cap and mid-cap stocks. Small cap stocks generally underperformed large and mid-caps during the period, and the Portfolio's greater exposure to small caps detracted from the Portfolio's relative performance. The Underlying Funds' exclusion of real estate investment trusts (REITs) also detracted from the Portfolio's relative performance as REITs outperformed during the period.

World ex U.S. Targeted Value Portfolio

   The World ex U.S. Targeted Value Portfolio is designed to capture the returns of small and mid-cap value stocks in international developed and emerging markets. The Portfolio may pursue its objective by holding direct securities, by purchasing shares of funds managed by Dimensional: The DFA International Small Cap Value Portfolio, the International Vector Equity Portfolio, the Dimensional Emerging Markets Value Fund, and the Emerging Markets Small Cap Series (the "Underlying Funds"), or by a combination of securities and Underlying Funds. For the 12 months ended October 31, 2014, the Portfolio only held Underlying Funds. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Underlying Funds collectively held approximately 8,300 securities. In general, cash exposure was low throughout the period with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were 0.06% for the Portfolio and -0.97% for the MSCI All Country World ex USA Small Cap Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the international equity markets rather than by the behavior of a limited number of stocks. The Underlying Funds' greater exposure than the Index to mid-cap stocks and value stocks, particularly in the United Kingdom, contributed to the Portfolio's relative outperformance. Due to differences in methodology, the two emerging markets Underlying Funds had a greater exposure than the Index to India, the highest-performing eligible market during the period, which contributed to relative performance.

World ex U.S. Core Equity Portfolio

   The World ex U.S. Core Equity Portfolio is designed to capture the returns of a broadly diversified basket of international stocks in developed and emerging markets, with increased exposure to smaller company stocks and those with value characteristics as measured by book-to-market ratio. The Portfolio may pursue its objective by holding direct securities, by purchasing shares of funds managed by Dimensional: The International Core Equity Portfolio and the Emerging Markets Core Equity Portfolio (the "Underlying Funds"), or a combination of securities and Underlying Funds. For the 12 months ended October 31, 2014, the Portfolio only held Underlying Funds. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Underlying Funds collectively held approximately 8,800 securities in 43 eligible developed and emerging markets. In general, cash exposure was low throughout the period with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were -0.04% for the Portfolio and 0.06% for the MSCI All Country World ex USA Index (net dividends). As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in the international equity markets rather than by the behavior of a limited number of stocks. The Underlying Funds invest across all size categories while the Index primarily holds large and mid-cap stocks. Small cap stocks generally underperformed during the period, and the Underlying Funds' exposure to small cap stocks, particularly in Canada, contributed to the Portfolio's relative underperformance. The Underlying Funds' greater exposure than the Index to value stocks, as measured by book-to-market ratios also detracted from the Portfolio's relative performance as value stocks underperformed during the period.

World Core Equity Portfolio

The World Core Equity Portfolio seeks long-term capital appreciation generally by investing in a combination of mutual funds managed by Dimensional Fund Advisors LP ("Dimensional" or the "Advisor"). As of October 31, 2014, the Portfolio's investments include the U.S. Core Equity 1 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the "Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Underlying Funds collectively held approximately 11,700 equity securities in 44 countries.

For the 12 months ended October 31, 2014, total returns were 8.36% for the Portfolio and 7.77% for the MSCI All Country World Index (net dividends). As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity markets rather than the behavior of a limited group of stocks. The Underlying Funds had greater exposure than the Index to U.S. stocks, which was the primary contributor to relative outperformance as the U.S. was among the best-performing world markets during the period. The Underlying Funds had less exposure than the Index to emerging markets, which benefited relative performance as emerging markets generally underperformed during the period.

Selectively Hedged Global Equity Portfolio

   The Selectively Hedged Global Equity Portfolio seeks long-term capital appreciation by investing in a combination of mutual funds managed by Dimensional. As of October 31, 2014, the mutual funds invested in by the Portfolio include the U.S. Core Equity 2 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (the "Underlying Funds"). The Portfolio hedges foreign currency exposure on a selective basis to capture positive forward currency premiums. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Underlying Funds collectively held approximately 11,700 equity securities in 44 countries.

   For the 12 months ended October 31, 2014, total returns were 7.83% for the Portfolio and 7.77% for the MSCI All Country World Index (net dividends). As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity markets rather than the behavior of a limited group of stocks in a particular industry or country. The Portfolio's currency hedging in Japanese yen, euro, Swiss franc, and Danish krone benefited the Portfolio's performance relative to the Index. This was somewhat offset by the Portfolio's greater exposure than the Index to small cap stocks and emerging markets, which underperformed during the period and detracted from the Portfolio's relative performance.

Emerging Markets Portfolio

   The Emerging Markets Portfolio is designed to capture the returns of large cap stocks in selected emerging markets countries by purchasing shares of The Emerging Markets Series, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Master Fund held approximately 1,100 securities across 21 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2014, total returns were 1.33% for the Portfolio and 0.64% for the MSCI Emerging Markets Index (net dividends). As a result of the Master Fund's diversified approach, performance was generally determined by broad trends in emerging markets rather than the behavior of a limited number of stocks. The Portfolio's relative performance benefited from the Master Fund's lower weight than the Index in Russia, among the lowest performing emerging markets during the period, and higher weight in India and Taiwan, among the best performing emerging markets during the period. The Master Fund excludes certain countries from eligibility that the Index holds, such as the UAE and Qatar. Both of these countries underperformed, and their exclusion contributed to the Portfolio's relative outperformance.

Emerging Markets Small Cap Portfolio

   The Emerging Markets Small Cap Portfolio is designed to capture the returns of small company stocks in selected emerging markets by purchasing shares of the Emerging Markets Small Cap Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund's investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Master Fund held approximately 3,200 securities across 17 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2014, total returns were 5.12% for the Portfolio and 0.64% for the MSCI Emerging Markets Index (net dividends). As a result of the Master Fund's diversified approach, performance was principally determined by broad trends in emerging markets rather than the behavior of a limited number of stocks. The Master Fund focuses on small cap stocks while the Index primarily holds large cap and mid-cap stocks. Emerging markets small cap stocks outperformed emerging markets large caps over the period, and the Master Fund's greater exposure to small cap stocks, particularly those in India, contributed to relative outperformance. During the year ended October 31, 2014, the Master Fund did not invest in certain countries that the Index holds, such as the UAE, Qatar, and Russia. Russia underperformed significantly and, as it was excluded from the Master Fund, contributed to the Portfolio's relative performance.

Emerging Markets Value Portfolio

   The Emerging Markets Value Portfolio is designed to capture the returns of value stocks of large and small companies in selected emerging markets by purchasing shares of the Dimensional Emerging Markets Value Fund, a Master Fund managed by Dimensional that invests in such securities. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Master Fund held approximately 2,200 securities across 19 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2014, total returns were -1.75% for the Portfolio's Class R2 shares, -1.51% for the Portfolio's Institutional Class shares, and 0.64% for the MSCI Emerging Markets Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was generally determined by broad trends in emerging markets rather than the behavior of a limited number of stocks. The Master Fund invests primarily in value stocks, as measured by book-to-market ratios, while the Index is neutral with regard to value stocks. Emerging markets value stocks generally underperformed during the period, which was the primary driver of the Portfolio's relative underperformance.

Emerging Markets Core Equity Portfolio

The Emerging Markets Core Equity Portfolio is designed to capture the returns of a broad universe of stocks in selected emerging markets with increased exposure to smaller company stocks and those stocks with value characteristics, as measured by book-to-market. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 4,000 securities across 21 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were 1.89% for the Portfolio and 0.64% for the MSCI Emerging Markets Index (net dividends). As a result of the Portfolio's diversified approach, performance was generally determined by broad trends in emerging markets rather than the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories while the Index primarily holds large and mid-cap stocks. Emerging markets small cap stocks generally outperformed emerging markets large cap stocks during the period. The Portfolio's greater exposure to small cap stocks, particularly those in India, contributed to the Portfolio's relative outperformance. The Portfolio's smaller allocation than the Index to Russia, among the lowest performing emerging markets during the period, also contributed to the Portfolio's relative outperformance.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended October 31, 2014
 EXPENSE TABLES
                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        05/01/14  10/31/14    Ratio*   Period*
                                        --------- --------- ---------- --------
 Enhanced U.S. Large Company Portfolio
 -------------------------------------
 Actual Fund Return
  Institutional Class Shares........... $1,000.00 $1,081.40    0.23%    $1.21
 Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,024.05    0.23%    $1.17

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     05/01/14  10/31/14    Ratio*   Period*
                                     --------- --------- ---------- --------
   U.S. Large Cap Equity Portfolio
   -------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,070.80    0.19%    $0.99
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,024.25    0.19%    $0.97

   U.S. Large Cap Value Portfolio**
   --------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,056.10    0.27%    $1.40
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.84    0.27%    $1.38

   U.S. Targeted Value Portfolio
   -----------------------------
   Actual Fund Return
    Class R1 Shares................. $1,000.00 $1,018.80    0.47%    $2.39
    Class R2 Shares................. $1,000.00 $1,018.20    0.62%    $3.15
    Institutional Class Shares...... $1,000.00 $1,018.90    0.37%    $1.88
   Hypothetical 5% Annual Return
    Class R1 Shares................. $1,000.00 $1,022.84    0.47%    $2.40
    Class R2 Shares................. $1,000.00 $1,022.08    0.62%    $3.16
    Institutional Class Shares...... $1,000.00 $1,023.34    0.37%    $1.89

   U.S. Small Cap Value Portfolio
   ------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,021.90    0.52%    $2.65
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,022.58    0.52%    $2.65

   U.S. Core Equity 1 Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,062.50    0.19%    $0.99
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,024.25    0.19%    $0.97

   U.S. Core Equity 2 Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,054.20    0.22%    $1.14
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,024.10    0.22%    $1.12

   U.S. Vector Equity Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,042.80    0.32%    $1.65
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.59    0.32%    $1.63

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                          Beginning  Ending              Expenses
                                           Account  Account   Annualized   Paid
                                            Value    Value     Expense    During
                                          05/01/14  10/31/14    Ratio*   Period*
                                          --------- --------- ---------- --------
U.S. Small Cap Portfolio
------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,039.60    0.37%    $1.90
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.34    0.37%    $1.89

U.S. Micro Cap Portfolio
------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,032.70    0.52%    $2.66
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.58    0.52%    $2.65

DFA Real Estate Securities Portfolio
------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,104.30    0.18%    $0.95
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,024.30    0.18%    $0.92

Large Cap International Portfolio
---------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  957.20    0.28%    $1.38
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.79    0.28%    $1.43

International Core Equity Portfolio
-----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  938.50    0.38%    $1.86
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.29    0.38%    $1.94

International Small Company Portfolio***
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  919.10    0.53%    $2.56
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.53    0.53%    $2.70

Japanese Small Company Portfolio**
----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,047.00    0.54%    $2.79
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.48    0.54%    $2.75

Asia Pacific Small Company Portfolio**
--------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  961.70    0.55%    $2.72
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.43    0.55%    $2.80

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                    Beginning  Ending              Expenses
                                                     Account  Account   Annualized   Paid
                                                      Value    Value     Expense    During
                                                    05/01/14  10/31/14    Ratio*   Period*
                                                    --------- --------- ---------- --------
United Kingdom Small Company Portfolio**
----------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  921.90    0.58%    $2.81
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.28    0.58%    $2.96

Continental Small Company Portfolio**
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  848.90    0.55%    $2.56
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.43    0.55%    $2.80

DFA International Real Estate Securities Portfolio
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,036.80    0.38%    $1.95
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.29    0.38%    $1.94

DFA Global Real Estate Securities Portfolio***
----------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,077.00    0.32%    $1.68
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.59    0.32%    $1.63

DFA International Small Cap Value Portfolio
-------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  915.80    0.68%    $3.28
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.78    0.68%    $3.47

International Vector Equity Portfolio
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  927.80    0.49%    $2.38
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.74    0.49%    $2.50

World ex U.S. Value Portfolio***
--------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  955.20    0.54%    $2.66
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.48    0.54%    $2.75

World ex U.S. Targeted Value Portfolio***
-----------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  947.30    0.68%    $3.34
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.78    0.68%    $3.47

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               05/01/14  10/31/14    Ratio*   Period*
                                               --------- --------- ---------- --------
World ex U.S. Core Equity Portfolio***
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $  959.30    0.47%    $2.32
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.84    0.47%    $2.40

World Core Equity Portfolio***
------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,010.60    0.35%    $1.77
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.44    0.35%    $1.79

Selectively Hedged Global Equity Portfolio***
---------------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,021.60    0.40%    $2.04
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.19    0.40%    $2.04

Emerging Markets Portfolio**
----------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,036.80    0.56%    $2.87
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.38    0.56%    $2.85

Emerging Markets Small Cap Portfolio**
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,031.70    0.72%    $3.69
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,021.58    0.72%    $3.67

Emerging Markets Value Portfolio**
----------------------------------
Actual Fund Return
 Class R2 Shares.............................. $1,000.00 $1,018.90    0.80%    $4.07
 Institutional Class Shares................... $1,000.00 $1,019.70    0.55%    $2.80
Hypothetical 5% Annual Return
 Class R2 Shares.............................. $1,000.00 $1,021.17    0.80%    $4.08
 Institutional Class Shares................... $1,000.00 $1,022.43    0.55%    $2.80

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        05/01/14  10/31/14    Ratio*   Period*
                                        --------- --------- ---------- --------
Emerging Markets Core Equity Portfolio
--------------------------------------
Actual Fund Return
 Institutional Class Shares............ $1,000.00 $1,031.50    0.61%    $3.12
Hypothetical 5% Annual Return
 Institutional Class Shares............ $1,000.00 $1,022.13    0.61%    $3.11

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

***The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company's holdings which reflect the investments by category or country.

FEEDER FUNDS

                                            Affiliated Investment Companies
                                            -------------------------------
    U.S. Large Cap Value Portfolio.........              100.0%
    Japanese Small Company Portfolio.......              100.0%
    Asia Pacific Small Company Portfolio...              100.0%
    United Kingdom Small Company Portfolio.              100.0%
    Continental Small Company Portfolio....              100.0%
    Emerging Markets Portfolio.............              100.0%
    Emerging Markets Small Cap Portfolio...              100.0%
    Emerging Markets Value Portfolio.......              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


FUND OF FUNDS

              International Small Company Portfolio....... 100.0%
              DFA Global Real Estate Securities Portfolio. 100.0%
              World ex U.S. Value Portfolio............... 100.0%
              World ex U.S. Targeted Value Portfolio...... 100.0%
              World ex U.S. Core Equity Portfolio......... 100.0%
              World Core Equity Portfolio................. 100.0%
              Selectively Hedged Global Equity Portfolio.. 100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

                     Enhanced U.S Large Company Portfolio
              Corporate....................................  20.8%
              Government...................................  40.8%
              Foreign Corporate............................  15.7%
              Foreign Government...........................  16.0%
              Supranational................................   6.7%
                                                            -----
                                                            100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        U.S. Large Cap Equity Portfolio
              Consumer Discretionary.......................  13.6%
              Consumer Staples.............................   8.5%
              Energy.......................................  10.5%
              Financials...................................  13.4%
              Health Care..................................  12.9%
              Industrials..................................  12.8%
              Information Technology.......................  18.3%
              Materials....................................   4.5%
              Other........................................    --
              Telecommunication Services...................   3.0%
              Utilities....................................   2.5%
                                                            -----
                                                            100.0%

                         U.S. Targeted Value Portfolio
              Consumer Discretionary.......................  14.3%
              Consumer Staples.............................   2.8%
              Energy.......................................   8.7%
              Financials...................................  25.4%
              Health Care..................................   6.6%
              Industrials..................................  18.0%
              Information Technology.......................  14.2%
              Materials....................................   7.9%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   1.4%
              Utilities....................................   0.7%
                                                            -----
                                                            100.0%

                        U.S. Small Cap Value Portfolio
              Consumer Discretionary.......................  14.8%
              Consumer Staples.............................   3.1%
              Energy.......................................   9.8%
              Financials...................................  26.2%
              Health Care..................................   5.9%
              Industrials..................................  18.4%
              Information Technology.......................  14.8%
              Materials....................................   6.4%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   0.4%
              Utilities....................................   0.1%
                                                            -----
                                                            100.0%

                         U.S. Core Equity 1 Portfolio
              Consumer Discretionary.......................  14.9%
              Consumer Staples.............................   7.6%
              Energy.......................................   9.4%
              Financials...................................  14.8%
              Health Care..................................  11.6%
              Industrials..................................  13.4%
              Information Technology.......................  17.8%
              Materials....................................   5.0%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   2.6%
              Utilities....................................   2.9%
                                                            -----
                                                            100.0%

                         U.S. Core Equity 2 Portfolio
              Consumer Discretionary.......................  14.3%
              Consumer Staples.............................   6.1%
              Energy.......................................  11.1%
              Financials...................................  17.0%
              Health Care..................................  10.9%
              Industrials..................................  14.4%
              Information Technology.......................  16.1%
              Materials....................................   5.3%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   2.8%
              Utilities....................................   2.0%
                                                            -----
                                                            100.0%

                         U.S. Vector Equity Portfolio
              Consumer Discretionary.......................  14.0%
              Consumer Staples.............................   4.4%
              Energy.......................................  11.1%
              Financials...................................  23.5%
              Health Care..................................   8.2%
              Industrials..................................  14.8%
              Information Technology.......................  13.9%
              Materials....................................   6.1%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   2.7%
              Utilities....................................   1.3%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                           U.S. Small Cap Portfolio
              Consumer Discretionary.......................  17.1%
              Consumer Staples.............................   3.9%
              Energy.......................................   4.9%
              Financials...................................  17.5%
              Health Care..................................   9.9%
              Industrials..................................  17.7%
              Information Technology.......................  18.8%
              Materials....................................   5.7%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   0.7%
              Utilities....................................   3.7%
                                                            -----
                                                            100.0%

                           U.S. Micro Cap Portfolio
              Consumer Discretionary.......................  18.6%
              Consumer Staples.............................   4.0%
              Energy.......................................   4.4%
              Financials...................................  17.6%
              Health Care..................................  10.1%
              Industrials..................................  18.8%
              Information Technology.......................  17.9%
              Materials....................................   5.5%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   1.3%
              Utilities....................................   1.8%
                                                            -----
                                                            100.0%

                     DFA Real Estate Securities Portfolio
              Real Estate Investment Trusts................ 100.0%
                                                            -----
                                                            100.0%

                       Large Cap International Portfolio
              Consumer Discretionary.......................  12.0%
              Consumer Staples.............................  10.2%
              Energy.......................................   8.4%
              Financials...................................  24.2%
              Health Care..................................   9.9%
              Industrials..................................  12.9%
              Information Technology.......................   4.4%
              Materials....................................   9.3%
              Other........................................    --
              Telecommunication Services...................   4.8%
              Utilities....................................   3.9%
                                                            -----
                                                            100.0%

                      International Core Equity Portfolio
              Consumer Discretionary.......................  14.9%
              Consumer Staples.............................   7.8%
              Energy.......................................   8.9%
              Financials...................................  21.6%
              Health Care..................................   6.3%
              Industrials..................................  16.6%
              Information Technology.......................   5.7%
              Materials....................................  11.2%
              Other........................................    --
              Telecommunication Services...................   3.7%
              Utilities....................................   3.3%
                                                            -----
                                                            100.0%

              DFA International Real Estate Securities Portfolio
              Consumer Staples.............................    --
              Financials...................................   0.3%
              Real Estate Investment Trusts................  99.7%
                                                            -----
                                                            100.0%

                  DFA International Small Cap Value Portfolio
              Consumer Discretionary.......................  21.4%
              Consumer Staples.............................   3.8%
              Energy.......................................   4.2%
              Financials...................................  21.2%
              Health Care..................................   1.7%
              Industrials..................................  25.7%
              Information Technology.......................   5.6%
              Materials....................................  15.7%
              Other........................................    --
              Telecommunication Services...................   0.2%
              Utilities....................................   0.5%
                                                            -----
                                                            100.0%

                     International Vector Equity Portfolio
              Consumer Discretionary.......................  15.0%
              Consumer Staples.............................   6.4%
              Energy.......................................   8.1%
              Financials...................................  23.4%
              Health Care..................................   5.2%
              Industrials..................................  18.0%
              Information Technology.......................   6.4%
              Materials....................................  12.3%
              Other........................................    --
              Telecommunication Services...................   2.7%
              Utilities....................................   2.5%
                                                            -----
                                                            100.0%

                    Emerging Markets Core Equity Portfolio
              Consumer Discretionary.......................  11.4%
              Consumer Staples.............................   7.7%
              Energy.......................................   7.3%
              Financials...................................  24.5%
              Health Care..................................   2.9%
              Industrials..................................  10.7%
              Information Technology.......................  16.1%
              Materials....................................  10.5%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   5.1%
              Utilities....................................   3.8%
                                                            -----
                                                            100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014

                                                    Face
                                                   Amount^     Value+
                                                   -------     ------
                                                    (000)
BONDS -- (54.2%)
AUSTRALIA -- (1.3%)
Commonwealth Bank of Australia
    3.875%, 12/14/15............................. GBP 1,015 $  1,675,810
Rio Tinto Finance USA, Ltd.
    2.250%, 09/20/16.............................     1,000    1,022,383
                                                            ------------
TOTAL AUSTRALIA..................................              2,698,193
                                                            ------------

CANADA -- (10.8%)
Export Development Canada
    1.250%, 10/26/16.............................     3,135    3,170,914
Ontario, Province of Canada
    1.000%, 07/22/16.............................     4,000    4,018,316
    1.600%, 09/21/16.............................     2,000    2,032,196
Royal Bank of Canada
    3.360%, 01/11/16............................. CAD 5,000    4,528,504
    1.450%, 09/09/16.............................     1,000    1,009,830
Toronto-Dominion Bank (The)
    2.375%, 10/19/16.............................     5,900    6,084,806
TransAlta Corp.
    4.750%, 01/15/15.............................       925      932,264
TransCanada PipeLines, Ltd.
    3.400%, 06/01/15.............................     1,500    1,524,264
                                                            ------------
TOTAL CANADA.....................................             23,301,094
                                                            ------------

FINLAND -- (1.4%)
Municipality Finance P.L.C.
    2.375%, 05/16/16.............................     3,000    3,085,152
                                                            ------------

FRANCE -- (2.1%)
Reseau Ferre de France
    2.375%, 12/23/15............................. GBP 2,784    4,535,156
                                                            ------------

GERMANY -- (2.3%)
KFW
    1.750%, 01/22/16............................. GBP 3,000    4,859,666
                                                            ------------

JAPAN -- (0.3%)
Nomura Holdings, Inc.
#   2.000%, 09/13/16.............................       540      546,794
                                                            ------------

NETHERLANDS -- (5.4%)
Bank Nederlandse Gemeenten NV
    1.125%, 09/12/16.............................     5,000    5,042,350
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA
    2.125%, 10/13/15.............................     5,469    5,556,952
Deutsche Telekom International Finance BV
    5.750%, 03/23/16.............................       880      937,510
                                                            ------------
TOTAL NETHERLANDS................................             11,536,812
                                                            ------------

                                                    Face
                                                   Amount^      Value+
                                                   -------      ------
                                                    (000)

NORWAY -- (2.3%)
Kommunalbanken A.S.
    0.875%, 10/03/16............................. $    5,000 $  5,020,770
                                                             ------------

SPAIN -- (0.3%)
Telefonica Emisiones SAU
    6.421%, 06/20/16.............................        584      633,693
                                                             ------------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (6.6%)
Council Of Europe Development Bank
    1.250%, 09/22/16.............................      5,000    5,058,340
European Bank for Reconstruction & Development
    1.375%, 10/20/16.............................      4,000    4,060,444
European Investment Bank
    1.250%, 10/14/16.............................      5,000    5,060,200
                                                             ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....              14,178,984
                                                             ------------

SWEDEN -- (2.7%)
Nordea Bank AB
    3.875%, 12/15/15.............................  GBP 2,000    3,302,671
Svenska Handelsbanken AB
    3.125%, 07/12/16.............................      2,391    2,483,446
                                                             ------------
TOTAL SWEDEN.....................................               5,786,117
                                                             ------------

UNITED KINGDOM -- (2.3%)
Barclays Bank P.L.C.
    5.000%, 09/22/16.............................      1,000    1,073,523
Ensco P.L.C.
    3.250%, 03/15/16.............................      1,155    1,187,634
Network Rail Infrastructure Finance P.L.C.
    1.250%, 08/31/16.............................      2,000    2,023,264
Royal Bank of Scotland Group P.L.C.
    2.550%, 09/18/15.............................        700      709,989
                                                             ------------
TOTAL UNITED KINGDOM.............................               4,994,410
                                                             ------------

UNITED STATES -- (16.4%)
Amgen, Inc.
    4.850%, 11/18/14.............................      1,600    1,602,565
Anadarko Petroleum Corp.
    5.950%, 09/15/16.............................      1,000    1,086,737
AT&T, Inc.
#   2.950%, 05/15/16.............................      1,489    1,535,874
Bank of America Corp.
    3.625%, 03/17/16.............................      1,000    1,035,379

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Baxter International, Inc.
    5.900%, 09/01/16............................. $ 1,000 $ 1,088,986
Boston Scientific Corp.
    6.400%, 06/15/16.............................   1,000   1,083,028
Citigroup, Inc.
    1.300%, 04/01/16.............................   1,000   1,004,578
CNA Financial Corp.
    5.850%, 12/15/14.............................   1,000   1,005,676
Comerica, Inc.
    3.000%, 09/16/15.............................   1,000   1,020,384
Constellation Energy Group, Inc.
    4.550%, 06/15/15.............................   1,000   1,022,547
Daimler Finance North America LLC
    1.450%, 08/01/16.............................   1,000   1,006,505
EOG Resources, Inc.
    2.500%, 02/01/16.............................   1,000   1,021,145
Express Scripts Holding Co.
    2.100%, 02/12/15.............................   1,000   1,004,031
Ford Motor Credit Co. LLC
    3.984%, 06/15/16.............................   1,000   1,044,426
Freeport-McMoRan, Inc.
    1.400%, 02/13/15.............................     500     500,796
Goldman Sachs Group, Inc. (The)
#   5.125%, 01/15/15.............................     894     901,501
Hewlett-Packard Co.
    3.000%, 09/15/16.............................   1,000   1,032,813
HSBC USA, Inc.
    2.375%, 02/13/15.............................   1,000   1,005,554
International Paper Co.
    5.300%, 04/01/15.............................     517     526,569
Johnson Controls, Inc.
    5.500%, 01/15/16.............................   1,000   1,056,351
JPMorgan Chase & Co.
    1.125%, 02/26/16.............................   1,500   1,503,768
Lorillard Tobacco Co.
    3.500%, 08/04/16.............................     800     829,645
MetLife, Inc.
#   6.750%, 06/01/16.............................   1,000   1,091,509
Mondelez International, Inc.
    4.125%, 02/09/16.............................     689     716,961
Morgan Stanley
    4.200%, 11/20/14.............................   1,500   1,502,515
National City Corp.
    4.900%, 01/15/15.............................   1,500   1,512,616
NextEra Energy Capital Holdings, Inc.
    1.200%, 06/01/15.............................   1,000   1,004,222
Prudential Financial, Inc.
    3.000%, 05/12/16.............................     710     732,328
Quest Diagnostics, Inc.
    3.200%, 04/01/16.............................     500     514,806
Stryker Corp.
    2.000%, 09/30/16.............................   1,000   1,021,826
Waste Management, Inc.
    2.600%, 09/01/16.............................     605     623,142

                                                     Face
                                                    Amount^     Value+
                                                    -------     ------
                                                     (000)
UNITED STATES -- (Continued)
Wells Fargo & Co.
      3.676%, 06/15/16............................. $  1,500 $  1,567,908
Williams Partners L.P.
      3.800%, 02/15/15.............................    1,000    1,008,246
Xerox Corp.
      4.250%, 02/15/15.............................    1,000    1,010,372
                                                             ------------
TOTAL UNITED STATES................................            35,225,309
                                                             ------------
TOTAL BONDS........................................           116,402,150
                                                             ------------

AGENCY OBLIGATIONS -- (2.4%)
Federal Home Loan Bank
      0.625%, 10/14/16.............................    2,000    2,001,630
Federal National Mortgage Association
      5.250%, 09/15/16.............................    3,000    3,260,085
                                                             ------------
TOTAL AGENCY OBLIGATIONS...........................             5,261,715
                                                             ------------

U.S. TREASURY OBLIGATIONS -- (38.0%)
U.S. Treasury Notes
      0.625%, 08/15/16.............................   27,700   27,795,232
^^    1.000%, 08/31/16.............................   13,500   13,633,947
      1.000%, 09/30/16.............................   17,000   17,163,353
      0.625%, 10/15/16.............................   23,000   23,057,500
                                                             ------------
TOTAL U.S. TREASURY OBLIGATIONS....................            81,650,032
                                                             ------------

                                                    Shares
                                                    ------        -

EXCHANGE-TRADED FUNDS -- (4.1%)
UNITED STATES -- (4.1%)
      SPDR S&P 500 ETF Trust.......................   44,100    8,893,206
                                                             ------------

SECURITIES LENDING COLLATERAL -- (1.3%)
(S)@  DFA Short Term Investment Fund...............  238,351    2,757,720
                                                             ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $210,691,819)..............................           $214,964,823
                                                             ============

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                            Investments in Securities (Market Value)
                                          ---------------------------------------------
                                            Level 1     Level 2    Level 3    Total
                                          ----------- ------------ ------- ------------
Bonds
  Australia..............................          -- $  2,698,193   --    $  2,698,193
  Canada.................................          --   23,301,094   --      23,301,094
  Finland................................          --    3,085,152   --       3,085,152
  France.................................          --    4,535,156   --       4,535,156
  Germany................................          --    4,859,666   --       4,859,666
  Japan..................................          --      546,794   --         546,794
  Netherlands............................          --   11,536,812   --      11,536,812
  Norway.................................          --    5,020,770   --       5,020,770
  Spain..................................          --      633,693   --         633,693
  Supranational Organization Obligations.          --   14,178,984   --      14,178,984
  Sweden.................................          --    5,786,117   --       5,786,117
  United Kingdom.........................          --    4,994,410   --       4,994,410
  United States..........................          --   35,225,309   --      35,225,309
Agency Obligations.......................          --    5,261,715   --       5,261,715
U.S. Treasury Obligations................          --   81,650,032   --      81,650,032
Exchange-Traded Funds.................... $ 8,893,206           --   --       8,893,206
Securities Lending Collateral............          --    2,757,720   --       2,757,720
Futures Contracts**......................   7,062,050           --   --       7,062,050
Forward Currency Contracts**.............          --      205,165   --         205,165
                                          ----------- ------------   --    ------------
TOTAL.................................... $15,955,256 $206,276,782   --    $222,232,038
                                          =========== ============   ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                        Percentage
                                         Shares         Value+        of Net Assets**
                                         ------         ------        ---------------
COMMON STOCKS -- (96.1%)
Consumer Discretionary -- (13.1%)
*   Amazon.com, Inc...................      4,446    $   1,358,075               0.5%
    Comcast Corp. Class A.............     36,774        2,035,441               0.7%
    Home Depot, Inc. (The)............     17,150        1,672,468               0.6%
    McDonald's Corp...................     11,845        1,110,232               0.4%
    Walt Disney Co. (The).............     18,805        1,718,401               0.6%
    Other Securities..................                  27,867,546              10.2%
                                                     -------------             ------
Total Consumer Discretionary..........                  35,762,163              13.0%
                                                     -------------             ------
Consumer Staples -- (8.2%)
    Altria Group, Inc.................     24,603        1,189,309               0.4%
    Coca-Cola Co. (The)...............     42,618        1,784,842               0.6%
    CVS Health Corp...................     13,994        1,200,825               0.4%
    PepsiCo, Inc......................     19,005        1,827,711               0.7%
    Philip Morris International, Inc..     14,261        1,269,372               0.5%
    Procter & Gamble Co. (The)........     27,067        2,362,137               0.9%
    Wal-Mart Stores, Inc..............     22,938        1,749,481               0.6%
    Other Securities..................                  10,931,996               4.0%
                                                     -------------             ------
Total Consumer Staples................                  22,315,673               8.1%
                                                     -------------             ------
Energy -- (10.1%)
    Chevron Corp......................     23,416        2,808,749               1.0%
    ConocoPhillips....................     18,400        1,327,560               0.5%
    Exxon Mobil Corp..................     62,574        6,051,532               2.2%
    Occidental Petroleum Corp.........     11,668        1,037,635               0.4%
    Schlumberger, Ltd.................     14,816        1,461,747               0.5%
    Other Securities..................                  14,788,147               5.4%
                                                     -------------             ------
Total Energy..........................                  27,475,370              10.0%
                                                     -------------             ------
Financials -- (12.8%)
    American Express Co...............     11,888        1,069,326               0.4%
    Bank of America Corp..............     86,309        1,481,062               0.5%
*   Berkshire Hathaway, Inc. Class B..     17,818        2,497,371               0.9%
    Citigroup, Inc....................     29,395        1,573,514               0.6%
    JPMorgan Chase & Co...............     33,159        2,005,456               0.7%
    Wells Fargo & Co..................     61,070        3,242,206               1.2%
    Other Securities..................                  23,217,243               8.5%
                                                     -------------             ------
Total Financials......................                  35,086,178              12.8%
                                                     -------------             ------
Health Care -- (12.4%)
    AbbVie, Inc.......................     20,088        1,274,785               0.5%
    Amgen, Inc........................      7,761        1,258,679               0.5%
*   Celgene Corp......................      9,989        1,069,722               0.4%
*   Gilead Sciences, Inc..............     19,245        2,155,440               0.8%
    Johnson & Johnson.................     33,864        3,649,862               1.3%
    Merck & Co., Inc..................     33,588        1,946,089               0.7%
    Pfizer, Inc.......................     76,538        2,292,313               0.8%
    UnitedHealth Group, Inc...........     14,297        1,358,358               0.5%
    Other Securities..................                  18,776,664               6.8%
                                                     -------------             ------
Total Health Care.....................                  33,781,912              12.3%
                                                     -------------             ------
Industrials -- (12.3%)
    3M Co.............................      7,847        1,206,633               0.4%
    Boeing Co. (The)..................      8,269        1,032,881               0.4%
    General Electric Co...............     89,353        2,306,201               0.8%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                          Percentage
                                                            Shares         Value+       of Net Assets**
                                                            ------         ------       ---------------
Industrials -- (Continued)
      Union Pacific Corp.................................     14,231    $   1,657,200              0.6%
      United Technologies Corp...........................      9,890        1,058,230              0.4%
      Other Securities...................................                  26,347,846              9.6%
                                                                        -------------            ------
Total Industrials........................................                  33,608,991             12.2%
                                                                        -------------            ------
Information Technology -- (17.6%)
      Apple, Inc.........................................     70,637        7,628,796              2.8%
      Cisco Systems, Inc.................................     59,304        1,451,169              0.5%
*     Facebook, Inc. Class A.............................     19,266        1,444,757              0.5%
*     Google, Inc. Class A...............................      2,280        1,294,744              0.5%
      Hewlett-Packard Co.................................     34,381        1,233,590              0.5%
      Intel Corp.........................................     84,793        2,883,810              1.1%
      International Business Machines Corp...............     11,603        1,907,533              0.7%
      MasterCard, Inc. Class A...........................     12,582        1,053,742              0.4%
      Microsoft Corp.....................................     90,359        4,242,355              1.6%
      Oracle Corp........................................     48,032        1,875,650              0.7%
      QUALCOMM, Inc......................................     16,646        1,306,877              0.5%
      Visa, Inc. Class A.................................      4,507        1,088,125              0.4%
      Other Securities...................................                  20,674,968              7.3%
                                                                        -------------            ------
Total Information Technology.............................                  48,086,116             17.5%
                                                                        -------------            ------
Materials -- (4.3%)
      Other Securities...................................                  11,708,514              4.2%
                                                                        -------------            ------
Telecommunication Services -- (2.9%)
      AT&T, Inc..........................................     98,170        3,420,243              1.2%
      Verizon Communications, Inc........................     62,067        3,118,867              1.1%
      Other Securities...................................                   1,379,894              0.6%
                                                                        -------------            ------
Total Telecommunication Services.........................                   7,919,004              2.9%
                                                                        -------------            ------
Utilities -- (2.4%)
      Other Securities...................................                   6,503,570              2.4%
                                                                        -------------            ------
TOTAL COMMON STOCKS......................................                 262,247,491             95.4%
                                                                        -------------            ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                         165              0.0%
                                                                        -------------            ------

TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional Liquid Reserves, 0.077%.  1,461,806        1,461,806              0.5%
                                                                        -------------            ------
SECURITIES LENDING COLLATERAL -- (3.4%)
(S)@  DFA Short Term Investment Fund.....................    803,831        9,300,329              3.4%
                                                                        -------------            ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $237,614,016)..................................                 $ 273,009,791             99.3%
                                                                        =============            ======

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 --------------------------------------------
                                   Level 1     Level 2   Level 3    Total
                                 ------------ ---------- ------- ------------
  Common Stocks
    Consumer Discretionary...... $ 35,762,163         --   --    $ 35,762,163
    Consumer Staples............   22,315,673         --   --      22,315,673
    Energy......................   27,475,370         --   --      27,475,370
    Financials..................   35,086,178         --   --      35,086,178
    Health Care.................   33,781,912         --   --      33,781,912
    Industrials.................   33,608,991         --   --      33,608,991
    Information Technology......   48,086,116         --   --      48,086,116
    Materials...................   11,708,514         --   --      11,708,514
    Telecommunication Services..    7,919,004         --   --       7,919,004
    Utilities...................    6,503,570         --   --       6,503,570
  Rights/Warrants...............           -- $      165   --             165
  Temporary Cash Investments....    1,461,806         --   --       1,461,806
  Securities Lending Collateral.           --  9,300,329   --       9,300,329
                                 ------------ ----------   --    ------------
  TOTAL......................... $263,709,297 $9,300,494   --    $273,009,791
                                 ============ ==========   ==    ============


                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014

                                                                Value+
                                                            ---------------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in The U.S. Large Cap Value Series of
      The DFA Investment Trust Company..................... $15,138,175,654
                                                            ---------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
         (Cost $9,823,414,415)............................. $15,138,175,654
                                                            ===============

Summary of the Portfolio's Master Fund's investments as of October 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                       Percentage
                                             Shares       Value+     of Net Assets**
                                             ------       ------     ---------------
COMMON STOCKS -- (84.3%)
Consumer Discretionary -- (12.0%)
#   Dillard's, Inc. Class A................   211,147 $   22,330,907            0.4%
#   GameStop Corp. Class A.................   635,798     27,186,722            0.5%
    Graham Holdings Co. Class B............    31,543     24,717,095            0.4%
    Lear Corp..............................   248,685     23,003,362            0.4%
*   Live Nation Entertainment, Inc.........   924,308     24,032,008            0.4%
    PulteGroup, Inc........................ 1,118,270     21,459,601            0.4%
#   Wendy's Co. (The)...................... 2,361,897     18,942,414            0.3%
    Other Securities.......................              634,414,099           11.4%
                                                      --------------          ------
Total Consumer Discretionary...............              796,086,208           14.2%
                                                      --------------          ------
Consumer Staples -- (2.4%)
    Other Securities.......................              156,066,914            2.8%
                                                      --------------          ------
Energy -- (7.3%)
    Nabors Industries, Ltd................. 1,097,257     19,586,037            0.4%
    Tesoro Corp............................   315,473     22,527,927            0.4%
    Other Securities.......................              444,064,376            7.9%
                                                      --------------          ------
Total Energy...............................              486,178,340            8.7%
                                                      --------------          ------
Financials -- (21.4%)
    Allied World Assurance Co. Holdings AG.   518,010     19,684,380            0.4%
    American Financial Group, Inc..........   465,774     27,867,258            0.5%
    Assurant, Inc..........................   471,974     32,198,066            0.6%
    Axis Capital Holdings, Ltd.............   606,646     29,203,938            0.5%
    CNO Financial Group, Inc............... 1,174,038     21,285,309            0.4%
*   E*TRADE Financial Corp................. 1,292,524     28,823,285            0.5%
*   Genworth Financial, Inc. Class A....... 1,716,485     24,013,625            0.4%
    Legg Mason, Inc........................   731,595     38,042,940            0.7%
#   NASDAQ OMX Group, Inc. (The)...........   858,799     37,151,645            0.7%
#   New York Community Bancorp, Inc........ 1,321,540     21,078,563            0.4%
    PartnerRe, Ltd.........................   321,083     37,146,092            0.7%
#   People's United Financial, Inc......... 1,543,963     22,572,739            0.4%
    Protective Life Corp...................   427,997     29,822,831            0.5%
    Reinsurance Group of America, Inc......   325,844     27,452,357            0.5%
    Zions Bancorporation...................   948,371     27,474,308            0.5%
    Other Securities.......................              990,191,759           17.6%
                                                      --------------          ------
Total Financials...........................            1,414,009,095           25.3%
                                                      --------------          ------
Health Care -- (5.6%)
*   Community Health Systems, Inc..........   490,559     26,966,028            0.5%
    Omnicare, Inc..........................   597,354     39,777,803            0.7%
    Other Securities.......................              302,719,333            5.4%
                                                      --------------          ------
Total Health Care..........................              369,463,164            6.6%
                                                      --------------          ------
Industrials -- (15.1%)
#   ADT Corp. (The)........................   528,226     18,931,620            0.3%
    Alaska Air Group, Inc..................   430,272     22,903,379            0.4%
    AMERCO.................................    84,246     22,840,776            0.4%
*   Avis Budget Group, Inc.................   665,365     37,094,099            0.7%
    Owens Corning..........................   624,093     20,008,422            0.4%
*   Quanta Services, Inc...................   631,307     21,514,943            0.4%
    Ryder System, Inc......................   309,611     27,391,285            0.5%
#   Trinity Industries, Inc................   970,590     34,659,769            0.6%
    Other Securities.......................              796,454,228           14.2%
                                                      --------------          ------
Total Industrials..........................            1,001,798,521           17.9%
                                                      --------------          ------

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Information Technology -- (12.0%)
*     AOL, Inc...........................................    435,272 $   18,947,390            0.4%
*     Arrow Electronics, Inc.............................    510,838     29,046,249            0.5%
      Avnet, Inc.........................................    659,675     28,530,944            0.5%
      Brocade Communications Systems, Inc................  1,765,119     18,939,727            0.4%
#*    First Solar, Inc...................................    629,345     37,068,421            0.7%
*     Ingram Micro, Inc. Class A.........................    789,039     21,177,807            0.4%
      Marvell Technology Group, Ltd......................  1,483,327     19,935,915            0.4%
#*    TriQuint Semiconductor, Inc........................    976,471     21,121,068            0.4%
      Other Securities...................................               596,069,380           10.5%
                                                                     --------------          ------
Total Information Technology.............................               790,836,901           14.2%
                                                                     --------------          ------
Materials -- (6.7%)
      MeadWestvaco Corp..................................    537,108     23,724,060            0.4%
      Reliance Steel & Aluminum Co.......................    417,707     28,186,868            0.5%
      Rock-Tenn Co. Class A..............................    434,562     22,227,846            0.4%
      Steel Dynamics, Inc................................    945,483     21,755,564            0.4%
#     United States Steel Corp...........................    669,436     26,804,218            0.5%
      Other Securities...................................               319,063,796            5.7%
                                                                     --------------          ------
Total Materials..........................................               441,762,352            7.9%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                 2,114,063            0.0%
                                                                     --------------          ------
Telecommunication Services -- (1.2%)
#     Frontier Communications Corp.......................  3,065,958     20,051,365            0.4%
      Windstream Holdings, Inc...........................  1,773,692     18,588,292            0.3%
      Other Securities...................................                40,119,949            0.7%
                                                                     --------------          ------
Total Telecommunication Services.........................                78,759,606            1.4%
                                                                     --------------          ------
Utilities -- (0.6%)
      UGI Corp...........................................    674,196     25,410,447            0.5%
      Other Securities...................................                11,648,079            0.2%
                                                                     --------------          ------
Total Utilities..........................................                37,058,526            0.7%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             5,574,133,690           99.7%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   684,400            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional Liquid Reserves, 0.077%. 14,280,341     14,280,341            0.3%
                                                                     --------------          ------
SECURITIES LENDING COLLATERAL -- (15.5%)
(S)@  DFA Short Term Investment Fund..................... 88,553,047  1,024,558,755           18.3%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,163,316,060)................................              $6,613,657,186          118.3%
                                                                     ==============          ======

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                                 ----------------------------------------------------
                                    Level 1        Level 2     Level 3     Total
                                 -------------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary........ $  796,086,208             --   --    $  796,086,208
  Consumer Staples..............    156,066,914             --   --       156,066,914
  Energy........................    486,178,340             --   --       486,178,340
  Financials....................  1,413,977,485 $       31,610   --     1,414,009,095
  Health Care...................    369,362,357        100,807   --       369,463,164
  Industrials...................  1,001,796,859          1,662   --     1,001,798,521
  Information Technology........    790,836,901             --   --       790,836,901
  Materials.....................    441,762,352             --   --       441,762,352
  Other.........................             --             --   --                --
  Real Estate Investment Trusts.      2,114,063             --   --         2,114,063
  Telecommunication Services....     78,759,606             --   --        78,759,606
  Utilities.....................     37,058,526             --   --        37,058,526
Rights/Warrants.................             --        684,400   --           684,400
Temporary Cash Investments......     14,280,341             --   --        14,280,341
Securities Lending Collateral...             --  1,024,558,755   --     1,024,558,755
                                 -------------- --------------   --    --------------
TOTAL........................... $5,588,279,952 $1,025,377,234   --    $6,613,657,186
                                 ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                                    Percentage
                                                    Shares            Value+      of Net Assets**
                                                    ------            ------      ---------------
COMMON STOCKS -- (84.7%)
Consumer Discretionary -- (12.6%)
    DeVry Education Group, Inc..................    1,167,715    $     56,529,083            0.5%
#   Group 1 Automotive, Inc.....................      725,621          61,989,802            0.5%
#*  Iconix Brand Group, Inc.....................    1,920,147          76,825,081            0.7%
*   Live Nation Entertainment, Inc..............    2,423,838          63,019,788            0.6%
    Penske Automotive Group, Inc................    1,250,616          56,577,868            0.5%
#   Rent-A-Center, Inc..........................    1,897,433          58,763,500            0.5%
#*  Skechers U.S.A., Inc. Class A...............    1,138,657          62,341,471            0.6%
    Other Securities............................                    1,263,610,471           10.9%
                                                                 ----------------          ------
Total Consumer Discretionary....................                    1,699,657,064           14.8%
                                                                 ----------------          ------
Consumer Staples -- (2.6%)
#   Fresh Del Monte Produce, Inc................    1,715,825          55,095,141            0.5%
*   Seaboard Corp...............................       18,588          57,118,507            0.5%
    Other Securities............................                      247,049,561            2.1%
                                                                 ----------------          ------
Total Consumer Staples..........................                      359,263,209            3.1%
                                                                 ----------------          ------
Energy -- (8.3%)
#   Bristow Group, Inc..........................    1,356,710         100,260,869            0.9%
    Delek US Holdings, Inc......................    1,710,914          57,982,875            0.5%
#   Exterran Holdings, Inc......................    2,454,125          96,520,736            0.8%
*   Helix Energy Solutions Group, Inc...........    3,813,585         101,593,904            0.9%
    Other Securities............................                      764,433,406            6.6%
                                                                 ----------------          ------
Total Energy....................................                    1,120,791,790            9.7%
                                                                 ----------------          ------
Financials -- (22.2%)
#   American Equity Investment Life Holding Co..    2,251,258          58,104,969            0.5%
#   Argo Group International Holdings, Ltd......    1,019,162          56,869,240            0.5%
    Aspen Insurance Holdings, Ltd...............    1,361,886          59,419,086            0.5%
    CNO Financial Group, Inc....................    8,472,447         153,605,464            1.3%
    Endurance Specialty Holdings, Ltd...........    1,449,804          84,016,142            0.7%
#   First American Financial Corp...............    2,056,410          62,350,351            0.5%
#   Hanover Insurance Group, Inc. (The).........    1,202,555          80,499,032            0.7%
#   Kemper Corp.................................    1,693,849          62,418,336            0.5%
*   MBIA, Inc...................................    6,839,686          66,755,335            0.6%
#   Montpelier Re Holdings, Ltd.................    1,977,273          65,526,827            0.6%
    Platinum Underwriters Holdings, Ltd.........      978,955          61,311,952            0.5%
    StanCorp Financial Group, Inc...............      765,879          53,274,543            0.5%
    Susquehanna Bancshares, Inc.................    6,432,807          63,105,837            0.6%
    Umpqua Holdings Corp........................    4,077,772          71,768,787            0.6%
#   Washington Federal, Inc.....................    2,520,952          55,032,382            0.5%
#   Webster Financial Corp......................    2,558,326          80,177,937            0.7%
#   Wintrust Financial Corp.....................    1,440,940          66,744,341            0.6%
    Other Securities............................                    1,797,834,756           15.6%
                                                                 ----------------          ------
Total Financials................................                    2,998,815,317           26.0%
                                                                 ----------------          ------
Health Care -- (5.0%)
*   LifePoint Hospitals, Inc....................    1,892,213         132,454,910            1.2%
    Other Securities............................                      543,509,310            4.7%
                                                                 ----------------          ------
Total Health Care...............................                      675,964,220            5.9%
                                                                 ----------------          ------

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                Percentage
                                                             Shares            Value+         of Net Assets**
                                                             ------            ------         ---------------
Industrials -- (15.6%)
      AMERCO.............................................      343,691    $     93,181,504               0.8%
*     Avis Budget Group, Inc.............................    1,480,212          82,521,819               0.7%
#     Covanta Holding Corp...............................    2,570,277          56,726,013               0.5%
#*    Esterline Technologies Corp........................    1,145,345         134,131,353               1.2%
#     GATX Corp..........................................    1,763,892         111,830,753               1.0%
#*    JetBlue Airways Corp...............................   10,893,799         125,714,440               1.1%
      Other Securities...................................                    1,509,828,968              13.1%
                                                                          ----------------             ------
Total Industrials........................................                    2,113,934,850              18.4%
                                                                          ----------------             ------
Information Technology -- (12.6%)
*     Benchmark Electronics, Inc.........................    2,299,623          54,547,058               0.5%
*     CACI International, Inc. Class A...................      845,691          69,591,912               0.6%
#     Convergys Corp.....................................    3,909,664          78,857,923               0.7%
#*    Fairchild Semiconductor International, Inc.........    4,155,476          63,786,557               0.6%
*     International Rectifier Corp.......................    1,786,838          71,062,547               0.6%
*     Sanmina Corp.......................................    2,283,569          57,249,075               0.5%
#     SYNNEX Corp........................................    1,287,443          89,065,307               0.8%
*     Tech Data Corp.....................................    1,092,101          65,220,272               0.6%
*     TriQuint Semiconductor, Inc........................    3,614,088          78,172,723               0.7%
#     Vishay Intertechnology, Inc........................    4,997,422          67,515,171               0.6%
      Other Securities...................................                    1,006,245,740               8.6%
                                                                          ----------------             ------
Total Information Technology.............................                    1,701,314,285              14.8%
                                                                          ----------------             ------
Materials -- (5.4%)
*     Century Aluminum Co................................    2,669,590          78,165,595               0.7%
*     Graphic Packaging Holding Co.......................    5,789,957          70,232,178               0.6%
#*    Louisiana-Pacific Corp.............................    5,449,807          79,567,182               0.7%
      Other Securities...................................                      499,052,510               4.3%
                                                                          ----------------             ------
Total Materials..........................................                      727,017,465               6.3%
                                                                          ----------------             ------
Other -- (0.0%)
      Other Securities...................................                               --               0.0%
                                                                          ----------------             ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                        6,698,817               0.1%
                                                                          ----------------             ------
Telecommunication Services -- (0.3%).....................
      Other Securities...................................                       45,160,722               0.4%
                                                                          ----------------             ------
Utilities -- (0.1%)
      Other Securities...................................                       14,950,957               0.1%
                                                                          ----------------             ------
TOTAL COMMON STOCKS......................................                   11,463,568,696              99.6%
                                                                          ----------------             ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...................................                               --               0.0%
                                                                          ----------------             ------
RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                        2,469,350               0.0%
                                                                          ----------------             ------
TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional Liquid Reserves, 0.077%.   60,521,987          60,521,987               0.5%
                                                                          ----------------             ------
SECURITIES LENDING COLLATERAL -- (14.9%)
(S)@  DFA Short Term Investment Fund.....................  173,376,578       2,005,967,006              17.4%
                                                                          ----------------             ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,254,873,984)...............................                   $ 13,532,527,039             117.5%
                                                                          ================             ======

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investments in Securities (Market Value)
                                 ------------------------------------------------------
                                     Level 1        Level 2     Level 3      Total
                                 --------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $ 1,699,657,064             --   --    $ 1,699,657,064
  Consumer Staples..............     359,263,209             --   --        359,263,209
  Energy........................   1,120,791,790             --   --      1,120,791,790
  Financials....................   2,998,605,317 $      210,000   --      2,998,815,317
  Health Care...................     675,878,642         85,578   --        675,964,220
  Industrials...................   2,113,925,345          9,505   --      2,113,934,850
  Information Technology........   1,701,314,285             --   --      1,701,314,285
  Materials.....................     727,017,465             --   --        727,017,465
  Other.........................              --             --   --                 --
  Real Estate Investment Trusts.       6,698,817             --   --          6,698,817
  Telecommunication Services....      45,160,722             --   --         45,160,722
  Utilities.....................      14,950,957             --   --         14,950,957
Preferred Stocks
  Other.........................              --             --   --                 --
Rights/Warrants.................              --      2,469,350   --          2,469,350
Temporary Cash Investments......      60,521,987             --   --         60,521,987
Securities Lending Collateral...              --  2,005,967,006   --      2,005,967,006
                                 --------------- --------------   --    ---------------
TOTAL........................... $11,523,785,600 $2,008,741,439   --    $13,532,527,039
                                 =============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                             Percentage
                                          Shares            Value+         of Net Assets**
                                          ------            ------         ---------------
COMMON STOCKS -- (89.6%)
Consumer Discretionary -- (13.3%)
*   Amazon.com, Inc...................      149,526    $     45,674,212               0.4%
    Comcast Corp. Class A.............      974,084          53,915,549               0.5%
    Home Depot, Inc. (The)............      626,547          61,100,863               0.6%
    McDonald's Corp...................      454,169          42,569,260               0.4%
    Walt Disney Co. (The).............      510,608          46,659,359               0.4%
    Other Securities..................                    1,347,531,566              12.5%
                                                       ----------------             ------
Total Consumer Discretionary..........                    1,597,450,809              14.8%
                                                       ----------------             ------
Consumer Staples -- (6.8%)
    Altria Group, Inc.................      906,345          43,812,717               0.4%
    Coca-Cola Co. (The)...............    1,535,652          64,313,106               0.6%
    CVS Health Corp...................      420,555          36,087,825               0.3%
    PepsiCo, Inc......................      703,432          67,649,055               0.6%
    Philip Morris International, Inc..      477,515          42,503,610               0.4%
    Procter & Gamble Co. (The)........      655,390          57,195,885               0.5%
    Wal-Mart Stores, Inc..............      707,960          53,996,109               0.5%
    Other Securities..................                      453,293,802               4.3%
                                                       ----------------             ------
Total Consumer Staples................                      818,852,109               7.6%
                                                       ----------------             ------
Energy -- (8.4%)
    Chevron Corp......................      731,435          87,735,628               0.8%
    ConocoPhillips....................      562,318          40,571,244               0.4%
    EOG Resources, Inc................      365,806          34,769,860               0.3%
    Exxon Mobil Corp..................    1,900,383         183,786,040               1.7%
    Occidental Petroleum Corp.........      424,457          37,746,961               0.4%
    Schlumberger, Ltd.................      396,427          39,111,488               0.4%
    Other Securities..................                      586,689,198               5.4%
                                                       ----------------             ------
Total Energy..........................                    1,010,410,419               9.4%
                                                       ----------------             ------
Financials -- (13.3%)
    American Express Co...............      440,616          39,633,409               0.4%
    Bank of America Corp..............    3,795,646          65,133,285               0.6%
*   Berkshire Hathaway, Inc. Class B..      582,608          81,658,337               0.8%
    Citigroup, Inc....................    1,092,668          58,490,518               0.6%
    JPMorgan Chase & Co...............    1,455,716          88,041,704               0.8%
    Wells Fargo & Co..................    1,814,636          96,339,025               0.9%
    Other Securities..................                    1,163,708,954              10.7%
                                                       ----------------             ------
Total Financials......................                    1,593,005,232              14.8%
                                                       ----------------             ------
Health Care -- (10.4%)
    AbbVie, Inc.......................      728,519          46,231,816               0.4%
    Amgen, Inc........................      236,350          38,331,243               0.4%
*   Celgene Corp......................      360,073          38,560,218               0.4%
*   Gilead Sciences, Inc..............      697,050          78,069,600               0.7%
    Johnson & Johnson.................      877,748          94,603,679               0.9%
    Merck & Co., Inc..................      855,685          49,578,389               0.5%
    Pfizer, Inc.......................    2,180,998          65,320,890               0.6%
    UnitedHealth Group, Inc...........      363,224          34,509,912               0.3%
    Other Securities..................                      806,029,516               7.4%
                                                       ----------------             ------
Total Health Care.....................                    1,251,235,263              11.6%
                                                       ----------------             ------
Industrials -- (12.0%)
    3M Co.............................      282,916          43,503,993               0.4%
    Boeing Co. (The)..................      316,118          39,486,299               0.4%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                Percentage
                                                             Shares            Value+         of Net Assets**
                                                             ------            ------         ---------------
Industrials -- (Continued)
      General Electric Co................................    2,771,119    $     71,522,581               0.7%
      Union Pacific Corp.................................      440,988          51,353,053               0.5%
      Other Securities...................................                    1,231,261,767              11.3%
                                                                          ----------------             ------
Total Industrials........................................                    1,437,127,693              13.3%
                                                                          ----------------             ------
Information Technology -- (15.9%)
      Apple, Inc.........................................    2,331,646         251,817,768               2.4%
      Cisco Systems, Inc.................................    1,778,262          43,514,071               0.4%
*     Facebook, Inc. Class A.............................      614,053          46,047,834               0.4%
*     Google, Inc. Class A...............................       68,974          39,168,265               0.4%
*     Google, Inc. Class C...............................       68,974          38,561,984               0.4%
      Hewlett-Packard Co.................................    1,245,191          44,677,453               0.4%
      Intel Corp.........................................    2,321,362          78,949,522               0.7%
      International Business Machines Corp...............      434,334          71,404,510               0.7%
      MasterCard, Inc. Class A...........................      457,872          38,346,780               0.4%
      Microsoft Corp.....................................    2,983,192         140,060,864               1.3%
      Oracle Corp........................................    1,380,511          53,908,955               0.5%
      Visa, Inc. Class A.................................      152,055          36,710,639               0.4%
      Other Securities...................................                    1,028,619,370               9.3%
                                                                          ----------------             ------
Total Information Technology.............................                    1,911,788,015              17.7%
                                                                          ----------------             ------
Materials -- (4.5%)
      Other Securities...................................                      532,177,083               4.9%
                                                                          ----------------             ------
Other -- (0.0%)
      Other Securities...................................                               --               0.0%
                                                                          ----------------             ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                          264,041               0.0%
                                                                          ----------------             ------
Telecommunication Services -- (2.4%)
      AT&T, Inc..........................................    3,470,117         120,898,876               1.1%
      Verizon Communications, Inc........................    1,937,013          97,334,903               0.9%
      Other Securities...................................                       66,541,900               0.7%
                                                                          ----------------             ------
Total Telecommunication Services.........................                      284,775,679               2.7%
                                                                          ----------------             ------
Utilities -- (2.6%)
      Other Securities...................................                      309,329,353               2.9%
                                                                          ----------------             ------
TOTAL COMMON STOCKS......................................                   10,746,415,696              99.7%
                                                                          ----------------             ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...................................                               --               0.0%
                                                                          ----------------             ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                          145,379               0.0%
                                                                          ----------------             ------

TEMPORARY CASH INVESTMENTS -- (0.6%)
      State Street Institutional Liquid Reserves, 0.077%.   68,557,782          68,557,782               0.6%
                                                                          ----------------             ------
SECURITIES LENDING COLLATERAL -- (9.8%)
(S)@  DFA Short Term Investment Fund.....................  102,239,059       1,182,905,915              11.0%
                                                                          ----------------             ------
TOTAL INVESTMENTS -- (100.0%)
      (Cost $8,664,802,325)..............................                 $ 11,998,024,772             111.3%
                                                                          ================             ======

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investments in Securities (Market Value)
                                 ------------------------------------------------------
                                     Level 1        Level 2     Level 3      Total
                                 --------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $ 1,597,450,809             --   --    $ 1,597,450,809
  Consumer Staples..............     818,852,109             --   --        818,852,109
  Energy........................   1,010,410,419             --   --      1,010,410,419
  Financials....................   1,592,998,317 $        6,915   --      1,593,005,232
  Health Care...................   1,251,174,357         60,906   --      1,251,235,263
  Industrials...................   1,437,127,437            256   --      1,437,127,693
  Information Technology........   1,911,788,015             --   --      1,911,788,015
  Materials.....................     532,177,083             --   --        532,177,083
  Other.........................              --             --   --                 --
  Real Estate Investment Trusts.         264,041             --   --            264,041
  Telecommunication Services....     284,775,679             --   --        284,775,679
  Utilities.....................     309,329,353             --   --        309,329,353
Preferred Stocks
  Other.........................              --             --   --                 --
Rights/Warrants.................              --        145,379   --            145,379
Temporary Cash Investments......      68,557,782             --   --         68,557,782
Securities Lending Collateral...              --  1,182,905,915   --      1,182,905,915
                                 --------------- --------------   --    ---------------
TOTAL........................... $10,814,905,401 $1,183,119,371   --    $11,998,024,772
                                 =============== ==============   ==    ===============


                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                                Percentage
                                             Shares            Value+         of Net Assets**
                                             ------            ------         ---------------
COMMON STOCKS -- (88.6%)
Consumer Discretionary -- (12.7%)
    Comcast Corp. Class A................    1,577,147    $     87,295,086               0.7%
    Ford Motor Co........................    2,440,086          34,380,812               0.3%
    Time Warner, Inc.....................      517,992          41,164,824               0.3%
    Walt Disney Co. (The)................      830,524          75,893,283               0.6%
    Other Securities.....................                    1,601,655,653              12.3%
                                                          ----------------             ------
Total Consumer Discretionary.............                    1,840,389,658              14.2%
                                                          ----------------             ------
Consumer Staples -- (5.4%)
    Coca-Cola Co. (The)..................      863,072          36,145,455               0.3%
    CVS Health Corp......................      680,040          58,354,232               0.5%
    Mondelez International, Inc. Class A.      938,871          33,104,591               0.3%
    PepsiCo, Inc.........................      395,385          38,024,175               0.3%
    Procter & Gamble Co. (The)...........      646,219          56,395,532               0.4%
    Wal-Mart Stores, Inc.................      773,229          58,974,176               0.5%
    Other Securities.....................                      503,989,119               3.8%
                                                          ----------------             ------
Total Consumer Staples...................                      784,987,280               6.1%
                                                          ----------------             ------
Energy -- (9.8%)
    Anadarko Petroleum Corp..............      422,817          38,806,144               0.3%
    Chevron Corp.........................    1,126,532         135,127,513               1.1%
    ConocoPhillips.......................      925,168          66,750,871               0.5%
    EOG Resources, Inc...................      548,973          52,179,884               0.4%
    Exxon Mobil Corp.....................    3,041,760         294,168,610               2.3%
    Occidental Petroleum Corp............      592,054          52,651,362               0.4%
    Schlumberger, Ltd....................      403,889          39,847,689               0.3%
    Other Securities.....................                      751,831,712               5.8%
                                                          ----------------             ------
Total Energy.............................                    1,431,363,785              11.1%
                                                          ----------------             ------
Financials -- (15.1%)
    American International Group, Inc....      789,495          42,293,247               0.3%
    Bank of America Corp.................    4,303,562          73,849,124               0.6%
*   Berkshire Hathaway, Inc. Class B.....      311,601          43,673,996               0.3%
    Citigroup, Inc.......................    1,297,954          69,479,478               0.5%
    Goldman Sachs Group, Inc. (The)......      185,924          35,323,701               0.3%
    JPMorgan Chase & Co..................    1,554,077          93,990,577               0.7%
    U.S. Bancorp.........................    1,031,884          43,958,258               0.4%
    Wells Fargo & Co.....................    2,946,809         156,446,090               1.2%
    Other Securities.....................                    1,627,776,216              12.6%
                                                          ----------------             ------
Total Financials.........................                    2,186,790,687              16.9%
                                                          ----------------             ------
Health Care -- (9.7%)
*   Actavis P.L.C........................      166,039          40,304,307               0.3%
    Amgen, Inc...........................      233,507          37,870,165               0.3%
*   Express Scripts Holding Co...........      462,397          35,521,338               0.3%
*   Gilead Sciences, Inc.................      289,862          32,464,544               0.3%
    Johnson & Johnson....................      765,223          82,475,735               0.6%
    Merck & Co., Inc.....................    1,331,605          77,153,194               0.6%
    Pfizer, Inc..........................    3,831,803         114,762,500               0.9%
    UnitedHealth Group, Inc..............      576,403          54,764,049               0.4%
    Other Securities.....................                      927,852,529               7.2%
                                                          ----------------             ------
Total Health Care........................                    1,403,168,361              10.9%
                                                          ----------------             ------
Industrials -- (12.7%)
    FedEx Corp...........................      214,708          35,942,119               0.3%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                             Percentage
                                                             Shares         Value+         of Net Assets**
                                                             ------         ------         ---------------
Industrials -- (Continued)
      General Electric Co................................    4,061,967 $    104,839,368               0.8%
      Union Pacific Corp.................................      582,662       67,850,990               0.5%
      Other Securities...................................                 1,641,438,599              12.7%
                                                                       ----------------             ------
Total Industrials........................................                 1,850,071,076              14.3%
                                                                       ----------------             ------
Information Technology -- (14.2%)
      Apple, Inc.........................................    2,232,888      241,151,904               1.9%
      Cisco Systems, Inc.................................    3,101,253       75,887,661               0.6%
      EMC Corp...........................................    1,136,231       32,643,917               0.3%
      Hewlett-Packard Co.................................    1,806,885       64,831,034               0.5%
      Intel Corp.........................................    3,577,014      121,654,246               1.0%
      International Business Machines Corp...............      186,013       30,580,537               0.2%
*     Micron Technology, Inc.............................    1,086,356       35,947,520               0.3%
      Microsoft Corp.....................................    1,737,915       81,595,109               0.6%
      Oracle Corp........................................    1,022,019       39,909,842               0.3%
      QUALCOMM, Inc......................................      393,081       30,860,789               0.3%
      Visa, Inc. Class A.................................      136,797       33,026,900               0.3%
      Other Securities...................................                 1,276,645,797               9.7%
                                                                       ----------------             ------
Total Information Technology.............................                 2,064,735,256              16.0%
                                                                       ----------------             ------
Materials -- (4.7%)
      Dow Chemical Co. (The).............................      754,020       37,248,588               0.3%
      Other Securities...................................                   640,874,719               5.0%
                                                                       ----------------             ------
Total Materials..........................................                   678,123,307               5.3%
                                                                       ----------------             ------
Other -- (0.0%)
      Other Securities...................................                            --               0.0%
                                                                       ----------------             ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                       593,324               0.0%
                                                                       ----------------             ------
Telecommunication Services -- (2.5%)
      AT&T, Inc..........................................    5,301,166      184,692,623               1.4%
      Verizon Communications, Inc........................    1,840,744       92,497,386               0.7%
      Other Securities...................................                    86,537,531               0.7%
                                                                       ----------------             ------
Total Telecommunication Services.........................                   363,727,540               2.8%
                                                                       ----------------             ------
Utilities -- (1.8%)
      Other Securities...................................                   259,558,443               2.0%
                                                                       ----------------             ------
TOTAL COMMON STOCKS......................................                12,863,508,717              99.6%
                                                                       ----------------             ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...................................                            --               0.0%
                                                                       ----------------             ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                       252,082               0.0%
                                                                       ----------------             ------

TEMPORARY CASH INVESTMENTS -- (0.6%)
      State Street Institutional Liquid Reserves, 0.077%.   94,206,014       94,206,014               0.7%
                                                                       ----------------             ------
SECURITIES LENDING COLLATERAL -- (10.8%)
(S)@  DFA Short Term Investment Fund.....................  135,602,661    1,568,922,783              12.1%
                                                                       ----------------             ------
TOTAL INVESTMENTS -- (100.0%)
      (Cost $10,169,853,055).............................              $ 14,526,889,596             112.4%
                                                                       ================             ======

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investments in Securities (Market Value)
                                 ------------------------------------------------------
                                     Level 1        Level 2     Level 3      Total
                                 --------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $ 1,840,389,658             --   --    $ 1,840,389,658
  Consumer Staples..............     784,987,280             --   --        784,987,280
  Energy........................   1,431,363,785             --   --      1,431,363,785
  Financials....................   2,186,774,436 $       16,251   --      2,186,790,687
  Health Care...................   1,403,030,086        138,275   --      1,403,168,361
  Industrials...................   1,850,070,433            643   --      1,850,071,076
  Information Technology........   2,064,735,256             --   --      2,064,735,256
  Materials.....................     678,123,307             --   --        678,123,307
  Other.........................              --             --   --                 --
  Real Estate Investment Trusts.         593,324             --   --            593,324
  Telecommunication Services....     363,727,540             --   --        363,727,540
  Utilities.....................     259,558,443             --   --        259,558,443
Preferred Stocks
  Other.........................              --             --   --                 --
Rights/Warrants.................              --        252,082   --            252,082
Temporary Cash Investments......      94,206,014             --   --         94,206,014
Securities Lending Collateral...              --  1,568,922,783   --      1,568,922,783
                                 --------------- --------------   --    ---------------
TOTAL........................... $12,957,559,562 $1,569,330,034   --    $14,526,889,596
                                 =============== ==============   ==    ===============


                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                                    Percentage
                                                     Shares           Value+      of Net Assets**
                                                     ------           ------      ---------------
COMMON STOCKS -- (86.5%)
Consumer Discretionary -- (12.1%)
    Comcast Corp. Class A.........................     376,209    $    20,823,168            0.6%
    Royal Caribbean Cruises, Ltd..................     124,720          8,477,218            0.3%
    Time Warner, Inc..............................      97,900          7,780,113            0.2%
    Walt Disney Co. (The).........................     118,253         10,805,959            0.3%
    Other Securities..............................                    441,023,946           12.6%
                                                                  ---------------          ------
Total Consumer Discretionary......................                    488,910,404           14.0%
                                                                  ---------------          ------
Consumer Staples -- (3.8%)
    CVS Health Corp...............................     113,204          9,714,035            0.3%
    Mondelez International, Inc. Class A..........     196,387          6,924,606            0.2%
    Procter & Gamble Co. (The)....................     105,525          9,209,167            0.3%
    Wal-Mart Stores, Inc..........................     102,008          7,780,150            0.2%
    Other Securities..............................                    119,884,682            3.4%
                                                                  ---------------          ------
Total Consumer Staples............................                    153,512,640            4.4%
                                                                  ---------------          ------
Energy -- (9.6%)
    Anadarko Petroleum Corp.......................      78,236          7,180,500            0.2%
    Chesapeake Energy Corp........................     444,198          9,852,312            0.3%
    Chevron Corp..................................     304,598         36,536,530            1.1%
    ConocoPhillips................................     228,045         16,453,447            0.5%
    Exxon Mobil Corp..............................     436,562         42,219,911            1.2%
    Marathon Oil Corp.............................     194,277          6,877,406            0.2%
    Occidental Petroleum Corp.....................     145,981         12,982,090            0.4%
    Tesoro Corp...................................     131,157          9,365,921            0.3%
    Other Securities..............................                    246,404,013            6.9%
                                                                  ---------------          ------
Total Energy......................................                    387,872,130           11.1%
                                                                  ---------------          ------
Financials -- (20.3%)
    American Financial Group, Inc.................     113,571          6,794,953            0.2%
    American International Group, Inc.............     128,798          6,899,709            0.2%
    Bank of America Corp..........................   1,204,998         20,677,766            0.6%
    Citigroup, Inc................................     374,753         20,060,528            0.6%
    Fifth Third Bancorp...........................     469,063          9,376,569            0.3%
    Goldman Sachs Group, Inc. (The)...............      52,050          9,888,979            0.3%
    Hartford Financial Services Group, Inc. (The).     257,997         10,211,521            0.3%
    JPMorgan Chase & Co...........................     438,800         26,538,624            0.8%
#   M&T Bank Corp.................................      59,225          7,236,110            0.2%
    Principal Financial Group, Inc................     157,281          8,236,806            0.2%
    Wells Fargo & Co..............................     479,911         25,478,475            0.7%
    Other Securities..............................                    666,128,875           18.9%
                                                                  ---------------          ------
Total Financials..................................                    817,528,915           23.3%
                                                                  ---------------          ------
Health Care -- (7.1%)
*   Community Health Systems, Inc.................     139,365          7,660,894            0.2%
    Johnson & Johnson.............................      90,092          9,710,116            0.3%
    Merck & Co., Inc..............................     149,737          8,675,762            0.3%
    Pfizer, Inc...................................     459,005         13,747,200            0.4%
    UnitedHealth Group, Inc.......................      73,101          6,945,326            0.2%
    Other Securities..............................                    237,840,156            6.7%
                                                                  ---------------          ------
Total Health Care.................................                    284,579,454            8.1%
                                                                  ---------------          ------
Industrials -- (12.8%)
*   Avis Budget Group, Inc........................     124,765          6,955,649            0.2%
    CSX Corp......................................     254,141          9,055,044            0.3%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                             Percentage
                                                            Shares           Value+        of Net Assets**
                                                            ------           ------        ---------------
Industrials -- (Continued)
      General Electric Co................................     600,239    $   15,492,169               0.5%
      Ryder System, Inc..................................      84,178         7,447,228               0.2%
      Southwest Airlines Co..............................     457,205        15,764,428               0.5%
      Union Pacific Corp.................................      76,102         8,862,078               0.3%
      Other Securities...................................                   450,368,535              12.7%
                                                                         --------------             ------
Total Industrials........................................                   513,945,131              14.7%
                                                                         --------------             ------
Information Technology -- (12.0%)
      Apple, Inc.........................................     308,343        33,301,044               1.0%
      Cisco Systems, Inc.................................     296,995         7,267,468               0.2%
      Hewlett-Packard Co.................................     265,841         9,538,375               0.3%
      Intel Corp.........................................     534,019        18,161,986               0.5%
*     Micron Technology, Inc.............................     569,578        18,847,336               0.6%
      Visa, Inc. Class A.................................      29,003         7,002,194               0.2%
      Xerox Corp.........................................     731,469         9,713,908               0.3%
      Other Securities...................................                   379,126,950              10.7%
                                                                         --------------             ------
Total Information Technology.............................                   482,959,261              13.8%
                                                                         --------------             ------
Materials -- (5.3%)
      Alcoa, Inc.........................................     555,703         9,313,582               0.3%
      Other Securities...................................                   203,498,776               5.8%
                                                                         --------------             ------
Total Materials..........................................                   212,812,358               6.1%
                                                                         --------------             ------
Other -- (0.0%)
      Other Securities...................................                            --               0.0%
                                                                         --------------             ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                       331,286               0.0%
                                                                         --------------             ------
Telecommunication Services -- (2.4%)
      AT&T, Inc..........................................   1,356,088        47,246,106               1.4%
#     Frontier Communications Corp.......................   1,416,600         9,264,564               0.3%
      Verizon Communications, Inc........................     259,639        13,046,860               0.4%
      Other Securities...................................                    25,696,436               0.6%
                                                                         --------------             ------
Total Telecommunication Services.........................                    95,253,966               2.7%
                                                                         --------------             ------
Utilities -- (1.1%)
      UGI Corp...........................................     220,072         8,294,514               0.3%
      Other Securities...................................                    37,638,733               1.0%
                                                                         --------------             ------
Total Utilities..........................................                    45,933,247               1.3%
                                                                         --------------             ------
TOTAL COMMON STOCKS......................................                 3,483,638,792              99.5%
                                                                         --------------             ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                       106,905               0.0%
                                                                         --------------             ------

TEMPORARY CASH INVESTMENTS -- (0.6%)
      State Street Institutional Liquid Reserves, 0.077%.  24,721,165        24,721,165               0.7%
                                                                         --------------             ------
SECURITIES LENDING COLLATERAL -- (12.9%)
(S)@  DFA Short Term Investment Fund.....................  44,982,839       520,451,452              14.9%
                                                                         --------------             ------
TOTAL INVESTMENTS -- (100.0%)
      (Cost $2,903,882,897)..............................                $4,028,918,314             115.1%
                                                                         ==============             ======

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  488,910,404           --   --    $  488,910,404
  Consumer Staples..............    153,512,640           --   --       153,512,640
  Energy........................    387,872,130           --   --       387,872,130
  Financials....................    817,520,648 $      8,267   --       817,528,915
  Health Care...................    284,498,197       81,257   --       284,579,454
  Industrials...................    513,944,646          485   --       513,945,131
  Information Technology........    482,959,261           --   --       482,959,261
  Materials.....................    212,812,358           --   --       212,812,358
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.        331,286           --   --           331,286
  Telecommunication Services....     95,253,966           --   --        95,253,966
  Utilities.....................     45,933,247           --   --        45,933,247
Rights/Warrants.................             --      106,905   --           106,905
Temporary Cash Investments......     24,721,165           --   --        24,721,165
Securities Lending Collateral...             --  520,451,452   --       520,451,452
                                 -------------- ------------   --    --------------
TOTAL........................... $3,508,269,948 $520,648,366   --    $4,028,918,314
                                 ============== ============   ==    ==============


                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                               Percentage
                                                     Shares       Value+     of Net Assets**
                                                     ------       ------     ---------------
COMMON STOCKS -- (80.3%)
Consumer Discretionary -- (13.7%)
*   Bally Technologies, Inc........................   257,968 $   20,740,627            0.2%
    Brinker International, Inc.....................   379,132     20,336,640            0.2%
#*  Buffalo Wild Wings, Inc........................   162,131     24,202,916            0.3%
    CST Brands, Inc................................   532,474     20,367,130            0.2%
#*  Deckers Outdoor Corp...........................   257,054     22,481,943            0.3%
    DeVry Education Group, Inc.....................   412,952     19,991,006            0.2%
    Jack in the Box, Inc...........................   308,443     21,911,791            0.2%
#*  Office Depot, Inc.............................. 3,809,109     19,883,549            0.2%
    Vail Resorts, Inc..............................   245,102     21,167,009            0.2%
    Other Securities...............................            1,382,129,791           15.0%
                                                              --------------          ------
Total Consumer Discretionary.......................            1,573,212,402           17.0%
                                                              --------------          ------
Consumer Staples -- (3.1%)
#   Casey's General Stores, Inc....................   251,413     20,583,182            0.2%
#*  TreeHouse Foods, Inc...........................   239,572     20,404,347            0.2%
    Other Securities...............................              317,916,909            3.5%
                                                              --------------          ------
Total Consumer Staples.............................              358,904,438            3.9%
                                                              --------------          ------
Energy -- (4.0%)
    SemGroup Corp. Class A.........................   263,275     20,206,356            0.2%
    Western Refining, Inc..........................   468,468     21,357,456            0.2%
    Other Securities...............................              410,824,870            4.5%
                                                              --------------          ------
Total Energy.......................................              452,388,682            4.9%
                                                              --------------          ------
Financials -- (14.0%)
    Hanover Insurance Group, Inc. (The)............   296,712     19,861,901            0.2%
    PacWest Bancorp................................   526,842     22,475,080            0.3%
    PRA Group, Inc.................................   343,533     21,728,462            0.2%
    Primerica, Inc.................................   389,301     19,912,746            0.2%
#   Webster Financial Corp.........................   636,653     19,952,705            0.2%
    Other Securities...............................            1,502,713,168           16.3%
                                                              --------------          ------
Total Financials...................................            1,606,644,062           17.4%
                                                              --------------          ------
Health Care -- (7.9%)
#*  Acadia Healthcare Co., Inc.....................   315,944     19,604,325            0.2%
#*  Akorn, Inc.....................................   616,939     27,484,632            0.3%
*   Charles River Laboratories International, Inc..   354,585     22,395,589            0.2%
*   Health Net, Inc................................   485,957     23,087,817            0.3%
#*  Myriad Genetics, Inc...........................   502,527     19,844,791            0.2%
#*  PAREXEL International Corp.....................   364,006     19,769,166            0.2%
    STERIS Corp....................................   354,414     21,902,785            0.2%
*   Team Health Holdings, Inc......................   313,378     19,598,660            0.2%
*   VCA, Inc.......................................   609,114     27,757,325            0.3%
    Other Securities...............................              709,508,725            7.7%
                                                              --------------          ------
Total Health Care..................................              910,953,815            9.8%
                                                              --------------          ------
Industrials -- (14.2%)
    AMERCO.........................................    73,355     19,888,008            0.2%
*   Avis Budget Group, Inc.........................   435,404     24,273,773            0.3%
#   Deluxe Corp....................................   349,991     21,279,453            0.2%
*   Esterline Technologies Corp....................   177,418     20,777,422            0.2%
#*  JetBlue Airways Corp........................... 2,047,846     23,632,143            0.3%
#   Landstar System, Inc...........................   301,440     22,309,574            0.2%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                        Percentage
                                                            Shares        Value+      of Net Assets**
                                                            ------        ------      ---------------
Industrials -- (Continued)
*     Spirit Airlines, Inc...............................     478,914 $    35,013,403            0.4%
      Other Securities...................................               1,465,256,854           15.9%
                                                                      ---------------          ------
Total Industrials........................................               1,632,430,630           17.7%
                                                                      ---------------          ------
Information Technology -- (15.1%)
      Belden, Inc........................................     276,789      19,704,609            0.2%
#*    Euronet Worldwide, Inc.............................     365,226      19,601,679            0.2%
#     Lexmark International, Inc. Class A................     459,716      19,841,343            0.2%
*     Manhattan Associates, Inc..........................     530,401      21,274,384            0.2%
      MAXIMUS, Inc.......................................     410,048      19,870,926            0.2%
#*    RF Micro Devices, Inc..............................   2,363,583      30,750,215            0.3%
#*    SunEdison, Inc.....................................   1,101,380      21,487,924            0.2%
*     TriQuint Semiconductor, Inc........................     972,167      21,027,972            0.2%
#*    Tyler Technologies, Inc............................     193,221      21,625,294            0.2%
*     Verint Systems, Inc................................     375,753      21,602,040            0.2%
*     Zebra Technologies Corp. Class A...................     299,973      22,123,009            0.2%
      Other Securities...................................               1,495,177,591           16.4%
                                                                      ---------------          ------
Total Information Technology.............................               1,734,086,986           18.7%
                                                                      ---------------          ------
Materials -- (4.6%)
*     KapStone Paper and Packaging Corp..................     691,634      21,274,662            0.2%
      PolyOne Corp.......................................     529,913      19,612,080            0.2%
      Sensient Technologies Corp.........................     344,921      20,412,425            0.2%
      Other Securities...................................                 463,837,105            5.1%
                                                                      ---------------          ------
Total Materials..........................................                 525,136,272            5.7%
                                                                      ---------------          ------
Other -- (0.0%)
      Other Securities...................................                          --            0.0%
                                                                      ---------------          ------
Real Estate Investment Trusts -- (0.1%)
      Other Securities...................................                   6,833,308            0.1%
                                                                      ---------------          ------
Telecommunication Services -- (0.6%)
      Other Securities...................................                  66,162,824            0.7%
                                                                      ---------------          ------
Utilities -- (3.0%)
#     IDACORP, Inc.......................................     340,628      21,537,908            0.2%
#     Portland General Electric Co.......................     536,212      19,523,479            0.2%
      Other Securities...................................                 300,094,187            3.3%
                                                                      ---------------          ------
Total Utilities..........................................                 341,155,574            3.7%
                                                                      ---------------          ------
TOTAL COMMON STOCKS......................................               9,207,908,993           99.6%
                                                                      ---------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...................................                          --            0.0%
                                                                      ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                     649,334            0.0%
                                                                      ---------------          ------

TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional Liquid Reserves, 0.077%.  60,668,500      60,668,500            0.7%
                                                                      ---------------          ------

SECURITIES LENDING COLLATERAL -- (19.2%)
(S)@  DFA Short Term Investment Fund..................... 189,974,372   2,198,003,488           23.7%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,932,593,064)................................               $11,467,230,315          124.0%
                                                                      ===============          ======

U.S. SMALL CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                                 -----------------------------------------------------
                                    Level 1        Level 2     Level 3      Total
                                 -------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $1,573,212,400 $            2   --    $ 1,573,212,402
  Consumer Staples..............    358,904,438             --   --        358,904,438
  Energy........................    452,346,657         42,025   --        452,388,682
  Financials....................  1,606,582,081         61,981   --      1,606,644,062
  Health Care...................    910,730,859        222,956   --        910,953,815
  Industrials...................  1,632,425,904          4,726   --      1,632,430,630
  Information Technology........  1,734,086,986             --   --      1,734,086,986
  Materials.....................    525,136,272             --   --        525,136,272
  Other.........................             --             --   --                 --
  Real Estate Investment Trusts.      6,833,308             --   --          6,833,308
  Telecommunication Services....     66,162,824             --   --         66,162,824
  Utilities.....................    341,155,574             --   --        341,155,574
Preferred Stocks
  Other.........................             --             --   --                 --
Rights/Warrants.................             --        649,334   --            649,334
Temporary Cash Investments......     60,668,500             --   --         60,668,500
Securities Lending Collateral...             --  2,198,003,488   --      2,198,003,488
                                 -------------- --------------   --    ---------------
TOTAL........................... $9,268,245,803 $2,198,984,512   --    $11,467,230,315
                                 ============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                         Percentage
                                                  Shares     Value+    of Net Assets**
                                                  ------     ------    ---------------
COMMON STOCKS -- (83.1%)
Consumer Discretionary -- (15.5%)
*   American Axle & Manufacturing Holdings, Inc.. 680,737 $ 13,158,646            0.3%
*   Asbury Automotive Group, Inc................. 267,366   18,726,315            0.4%
*   Barnes & Noble, Inc.......................... 568,814   12,411,521            0.3%
*   Fiesta Restaurant Group, Inc................. 292,642   16,139,206            0.3%
    Finish Line, Inc. (The) Class A.............. 589,373   15,600,703            0.3%
#*  G-III Apparel Group, Ltd..................... 193,446   15,349,940            0.3%
#*  Gentherm, Inc................................ 334,287   13,939,768            0.3%
*   Grand Canyon Education, Inc.................. 367,324   17,594,820            0.4%
#*  Krispy Kreme Doughnuts, Inc.................. 695,719   13,163,003            0.3%
    La-Z-Boy, Inc................................ 590,026   13,487,994            0.3%
#   Nexstar Broadcasting Group, Inc. Class A..... 281,414   12,697,400            0.3%
#   Papa John's International, Inc............... 394,891   18,465,103            0.4%
#*  Pinnacle Entertainment, Inc.................. 540,950   13,864,549            0.3%
*   Skechers U.S.A., Inc. Class A................ 270,836   14,828,271            0.3%
#*  Sonic Corp................................... 668,078   16,842,246            0.3%
    Other Securities.............................          706,781,303           13.8%
                                                          ------------          ------
Total Consumer Discretionary.....................          933,050,788           18.6%
                                                          ------------          ------
Consumer Staples -- (3.3%)
    Andersons, Inc. (The)........................ 269,438   17,171,284            0.4%
#   Cal-Maine Foods, Inc......................... 193,250   16,965,417            0.3%
    J&J Snack Foods Corp......................... 159,784   16,462,545            0.3%
#*  Revlon, Inc. Class A......................... 378,632   12,987,078            0.3%
#*  USANA Health Sciences, Inc................... 141,615   16,141,278            0.3%
    Other Securities.............................          121,056,784            2.4%
                                                          ------------          ------
Total Consumer Staples...........................          200,784,386            4.0%
                                                          ------------          ------
Energy -- (3.7%)
#   EnLink Midstream LLC......................... 393,707   14,921,495            0.3%
    Other Securities.............................          207,038,617            4.1%
                                                          ------------          ------
Total Energy.....................................          221,960,112            4.4%
                                                          ------------          ------
Financials -- (14.6%)
#*  Encore Capital Group, Inc.................... 304,239   13,845,917            0.3%
#   FBL Financial Group, Inc. Class A............ 271,426   13,457,301            0.3%
    Horace Mann Educators Corp................... 426,348   12,965,243            0.3%
    Interactive Brokers Group, Inc. Class A...... 531,116   13,713,415            0.3%
*   Western Alliance Bancorp..................... 615,654   16,388,709            0.3%
    Other Securities.............................          809,367,891           16.0%
                                                          ------------          ------
Total Financials.................................          879,738,476           17.5%
                                                          ------------          ------
Health Care -- (8.4%)
*   Amsurg Corp.................................. 250,349   13,521,349            0.3%
    Cantel Medical Corp.......................... 297,616   12,618,918            0.3%
*   Greatbatch, Inc.............................. 248,195   12,456,907            0.3%
*   NuVasive, Inc................................ 346,328   14,164,815            0.3%
*   Prestige Brands Holdings, Inc................ 348,415   12,340,859            0.3%
    Other Securities.............................          439,265,444            8.5%
                                                          ------------          ------
Total Health Care................................          504,368,292           10.0%
                                                          ------------          ------
Industrials -- (15.6%)
#   Apogee Enterprises, Inc...................... 317,666   13,945,537            0.3%
#*  EnPro Industries, Inc........................ 210,828   13,604,731            0.3%
#   Greenbrier Cos., Inc. (The).................. 233,628   14,611,095            0.3%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Industrials -- (Continued)
      H&E Equipment Services, Inc........................    339,346 $   12,688,147            0.3%
*     Huron Consulting Group, Inc........................    179,182     12,472,859            0.3%
      Mueller Water Products, Inc. Class A...............  1,527,697     15,078,369            0.3%
      Other Securities...................................               858,642,440           16.9%
                                                                     --------------          ------
Total Industrials........................................               941,043,178           18.7%
                                                                     --------------          ------
Information Technology -- (14.9%)
#*    Electronics for Imaging, Inc.......................    305,091     13,948,761            0.3%
#     Heartland Payment Systems, Inc.....................    346,861     17,915,371            0.4%
*     Integrated Device Technology, Inc..................  1,015,649     16,666,800            0.3%
*     Manhattan Associates, Inc..........................    380,234     15,251,186            0.3%
      Methode Electronics, Inc...........................    463,289     18,244,321            0.4%
#*    SunEdison, Inc.....................................  1,009,218     19,689,843            0.4%
      Tessera Technologies, Inc..........................    421,657     12,814,156            0.3%
*     TriQuint Semiconductor, Inc........................    757,922     16,393,853            0.3%
#*    Unisys Corp........................................    544,766     13,967,800            0.3%
      Other Securities...................................               751,678,217           14.8%
                                                                     --------------          ------
Total Information Technology.............................               896,570,308           17.8%
                                                                     --------------          ------
Materials -- (4.6%)
*     Century Aluminum Co................................    535,169     15,669,748            0.3%
*     Clearwater Paper Corp..............................    193,931     12,479,460            0.3%
      Other Securities...................................               249,382,985            4.9%
                                                                     --------------          ------
Total Materials..........................................               277,532,193            5.5%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                 2,396,667            0.1%
                                                                     --------------          ------
Telecommunication Services -- (1.0%)
      Other Securities...................................                63,026,319            1.3%
                                                                     --------------          ------
Utilities -- (1.5%)
      American States Water Co...........................    369,652     13,226,148            0.3%
#     MGE Energy, Inc....................................    294,935     13,115,759            0.3%
      Other Securities...................................                62,966,045            1.2%
                                                                     --------------          ------
Total Utilities..........................................                89,307,952            1.8%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             5,009,778,671           99.7%
                                                                     --------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   269,653            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves, 0.077%. 16,819,521     16,819,521            0.3%
                                                                     --------------          ------
SECURITIES LENDING COLLATERAL -- (16.6%)
(S)@  DFA Short Term Investment Fund..................... 86,521,072  1,001,048,800           19.9%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,367,248,025)................................              $6,027,916,645          119.9%
                                                                     ==============          ======

U.S. MICRO CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                                 ----------------------------------------------------
                                    Level 1        Level 2     Level 3     Total
                                 -------------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary........ $  933,050,787 $            1   --    $  933,050,788
  Consumer Staples..............    200,784,386             --   --       200,784,386
  Energy........................    221,805,032        155,080   --       221,960,112
  Financials....................    879,666,150         72,326   --       879,738,476
  Health Care...................    504,182,595        185,697   --       504,368,292
  Industrials...................    941,039,023          4,155   --       941,043,178
  Information Technology........    896,570,308             --   --       896,570,308
  Materials.....................    277,532,193             --   --       277,532,193
  Other.........................             --             --   --                --
  Real Estate Investment Trusts.      2,396,667             --   --         2,396,667
  Telecommunication Services....     63,026,319             --   --        63,026,319
  Utilities.....................     89,307,952             --   --        89,307,952
Preferred Stocks
  Other.........................             --             --   --                --
Rights/Warrants.................             --        269,653   --           269,653
Temporary Cash Investments......     16,819,521             --   --        16,819,521
Securities Lending Collateral...             --  1,001,048,800   --     1,001,048,800
                                 -------------- --------------   --    --------------
TOTAL........................... $5,026,180,933 $1,001,735,712   --    $6,027,916,645
                                 ============== ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                              Percentage
                                                    Shares       Value+     of Net Assets**
                                                    ------       ------     ---------------
COMMON STOCKS -- (90.0%)
Real Estate Investment Trusts -- (90.0%)
    Alexandria Real Estate Equities, Inc..........   791,699 $   65,711,017            1.0%
#   American Campus Communities, Inc.............. 1,153,808     45,310,040            0.7%
#   American Realty Capital Properties, Inc....... 5,321,381     47,200,649            0.7%
    Apartment Investment & Management Co. Class A. 1,624,363     58,135,952            0.9%
#   AvalonBay Communities, Inc.................... 1,431,583    223,097,895            3.4%
#   BioMed Realty Trust, Inc...................... 2,139,472     46,469,332            0.7%
    Boston Properties, Inc........................ 1,673,636    212,133,363            3.2%
    Camden Property Trust.........................   947,053     72,610,554            1.1%
#   CBL & Associates Properties, Inc.............. 1,839,671     35,192,906            0.5%
    CubeSmart..................................... 1,589,488     33,458,722            0.5%
#   DDR Corp...................................... 3,339,854     60,584,952            0.9%
#   Digital Realty Trust, Inc..................... 1,494,005    103,071,405            1.6%
    Douglas Emmett, Inc........................... 1,494,511     42,040,594            0.6%
    Duke Realty Corp.............................. 3,643,400     69,078,864            1.0%
#   EPR Properties................................   597,214     33,503,705            0.5%
    Equity Lifestyle Properties, Inc..............   859,740     42,213,234            0.6%
#   Equity Residential............................ 3,771,256    262,328,567            4.0%
#   Essex Property Trust, Inc.....................   685,289    138,263,909            2.1%
#   Extra Space Storage, Inc...................... 1,217,347     70,800,902            1.1%
#   Federal Realty Investment Trust...............   728,119     95,966,084            1.5%
    General Growth Properties, Inc................ 5,802,509    150,343,008            2.3%
    HCP, Inc...................................... 5,063,898    222,659,595            3.4%
    Health Care REIT, Inc......................... 3,459,746    246,022,538            3.7%
#   Highwoods Properties, Inc.....................   997,646     42,769,084            0.6%
#   Home Properties, Inc..........................   621,337     39,958,182            0.6%
    Hospitality Properties Trust.................. 1,637,839     48,496,413            0.7%
    Host Hotels & Resorts, Inc.................... 8,279,024    192,984,049            2.9%
#   Kilroy Realty Corp............................   911,462     61,742,436            0.9%
#   Kimco Realty Corp............................. 4,516,480    112,686,176            1.7%
#   LaSalle Hotel Properties...................... 1,141,367     44,753,000            0.7%
    Liberty Property Trust........................ 1,633,481     56,796,134            0.9%
#   Macerich Co. (The)............................ 1,539,214    108,514,587            1.6%
#   Mid-America Apartment Communities, Inc........   819,830     57,929,188            0.9%
#   National Retail Properties, Inc............... 1,384,837     52,789,986            0.8%
#   Omega Healthcare Investors, Inc............... 1,382,991     52,774,937            0.8%
    Prologis, Inc................................. 5,512,059    229,577,257            3.5%
    Public Storage................................ 1,571,862    289,757,041            4.4%
#   Realty Income Corp............................ 2,420,743    111,426,800            1.7%
#   Regency Centers Corp.......................... 1,007,704     61,167,633            0.9%
    RLJ Lodging Trust............................. 1,128,833     36,370,999            0.5%
#   Senior Housing Properties Trust............... 2,260,850     51,072,602            0.8%
    Simon Property Group, Inc..................... 3,371,761    604,253,289            9.1%
#   SL Green Realty Corp.......................... 1,058,736    122,495,755            1.9%
    Sunstone Hotel Investors, Inc................. 2,212,797     33,877,922            0.5%
    Tanger Factory Outlet Centers, Inc............ 1,069,184     38,244,712            0.6%
    Taubman Centers, Inc..........................   695,179     52,868,363            0.8%
#   UDR, Inc...................................... 2,771,443     83,780,722            1.3%
#   Ventas, Inc................................... 3,262,593    223,520,246            3.4%
    Vornado Realty Trust.......................... 1,850,466    202,589,018            3.1%
#   Weingarten Realty Investors................... 1,269,483     46,018,759            0.7%
    Other Securities..............................            1,148,616,643           17.4%
                                                             --------------          ------
TOTAL COMMON STOCKS...............................            6,584,029,720           99.7%
                                                             --------------          ------

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional Liquid Reserves, 0.077%. 27,425,306 $   27,425,306            0.4%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (9.6%)
(S)@  DFA Short Term Investment Fund..................... 60,664,727    701,890,889           10.6%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,122,699,751)................................              $7,313,345,915          110.7%
                                                                     ==============          ======

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Real Estate Investment Trusts. $6,584,029,720           --   --    $6,584,029,720
Temporary Cash Investments......     27,425,306           --   --        27,425,306
Securities Lending Collateral...             -- $701,890,889   --       701,890,889
                                 -------------- ------------   --    --------------
TOTAL........................... $6,611,455,026 $701,890,889   --    $7,313,345,915
                                 ============== ============   ==    ==============


                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                        Percentage
                                                 Shares    Value++    of Net Assets**
                                                 ------    -------    ---------------
COMMON STOCKS -- (94.2%)
AUSTRALIA -- (6.6%)
    Australia & New Zealand Banking Group, Ltd.. 526,856 $ 15,589,969            0.5%
    BHP Billiton, Ltd........................... 571,441   17,095,701            0.6%
    Commonwealth Bank of Australia.............. 314,221   22,344,073            0.7%
    National Australia Bank, Ltd................ 454,011   14,045,173            0.5%
#   Westpac Banking Corp........................ 453,022   13,905,175            0.5%
    Other Securities............................          134,310,814            4.1%
                                                         ------------          ------
TOTAL AUSTRALIA.................................          217,290,905            6.9%
                                                         ------------          ------

AUSTRIA -- (0.2%)
    Other Securities............................            7,427,701            0.2%
                                                         ------------          ------

BELGIUM -- (1.2%)
    Anheuser-Busch InBev NV..................... 144,598   16,035,104            0.5%
    Other Securities............................           22,572,524            0.7%
                                                         ------------          ------
TOTAL BELGIUM...................................           38,607,628            1.2%
                                                         ------------          ------

CANADA -- (9.3%)
    Bank of Nova Scotia (The)................... 196,436   12,029,646            0.4%
    Canadian National Railway Co................ 152,460   10,748,832            0.4%
#   Royal Bank of Canada........................ 225,667   16,020,245            0.5%
    Suncor Energy, Inc.......................... 296,232   10,518,792            0.3%
#   Toronto-Dominion Bank (The)................. 301,119   14,820,169            0.5%
    Other Securities............................          242,622,337            7.7%
                                                         ------------          ------
TOTAL CANADA....................................          306,760,021            9.8%
                                                         ------------          ------

CHINA -- (0.0%)
    Other Securities............................                3,494            0.0%
                                                         ------------          ------

DENMARK -- (1.5%)
    Novo Nordisk A.S. Class B................... 330,597   14,943,883            0.5%
    Other Securities............................           34,075,141            1.1%
                                                         ------------          ------
TOTAL DENMARK...................................           49,019,024            1.6%
                                                         ------------          ------

FINLAND -- (0.9%)
    Other Securities............................           29,928,767            1.0%
                                                         ------------          ------

FRANCE -- (8.1%)
    BNP Paribas SA.............................. 203,287   12,774,973            0.4%
    GDF Suez.................................... 405,920    9,855,705            0.3%
    Sanofi...................................... 182,023   16,516,773            0.5%
    Total SA.................................... 344,554   20,570,996            0.7%
    Total SA Sponsored ADR...................... 157,489    9,432,016            0.3%
    Other Securities............................          197,427,518            6.3%
                                                         ------------          ------
TOTAL FRANCE....................................          266,577,981            8.5%
                                                         ------------          ------

GERMANY -- (6.9%)
    Allianz SE..................................  62,165    9,885,610            0.3%
    BASF SE..................................... 181,171   16,008,296            0.5%
    Bayer AG.................................... 148,280   21,207,267            0.7%
    Daimler AG.................................. 228,081   17,783,242            0.6%
    Deutsche Telekom AG......................... 651,915    9,826,521            0.3%
    SAP SE...................................... 139,819    9,526,626            0.3%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                    Percentage
                                            Shares     Value++    of Net Assets**
                                            ------     -------    ---------------

GERMANY -- (Continued)
    Siemens AG............................   130,441 $ 14,712,887            0.5%
    Other Securities......................            129,566,943            4.1%
                                                     ------------          ------
TOTAL GERMANY.............................            228,517,392            7.3%
                                                     ------------          ------

HONG KONG -- (2.8%)
    AIA Group, Ltd........................ 2,277,800   12,711,091            0.4%
    Other Securities......................             79,404,008            2.5%
                                                     ------------          ------
TOTAL HONG KONG...........................             92,115,099            2.9%
                                                     ------------          ------

IRELAND -- (0.3%)
    Other Securities......................             10,902,224            0.4%
                                                     ------------          ------

ISRAEL -- (0.5%)
    Other Securities......................             16,449,184            0.5%
                                                     ------------          ------

ITALY -- (2.0%)
    Other Securities......................             64,765,328            2.1%
                                                     ------------          ------

JAPAN -- (18.6%)
    Softbank Corp.........................   209,500   15,251,477            0.5%
    Sumitomo Mitsui Financial Group, Inc..   286,140   11,669,620            0.4%
    Toyota Motor Corp.....................   378,600   22,783,080            0.7%
#   Toyota Motor Corp. Sponsored ADR......   105,729   12,830,214            0.4%
    Other Securities......................            553,051,651           17.7%
                                                     ------------          ------
TOTAL JAPAN...............................            615,586,042           19.7%
                                                     ------------          ------

NETHERLANDS -- (2.4%)
    Unilever NV...........................   266,779   10,339,940            0.3%
    Other Securities......................             68,414,087            2.2%
                                                     ------------          ------
TOTAL NETHERLANDS.........................             78,754,027            2.5%
                                                     ------------          ------

NEW ZEALAND -- (0.1%)
    Other Securities......................              3,501,854            0.1%
                                                     ------------          ------

NORWAY -- (0.8%)
    Other Securities......................             26,556,960            0.9%
                                                     ------------          ------

PORTUGAL -- (0.1%)
    Other Securities......................              4,838,531            0.2%
                                                     ------------          ------

SINGAPORE -- (1.4%)
    Other Securities......................             45,340,958            1.5%
                                                     ------------          ------

SPAIN -- (2.9%)
    Banco Santander SA.................... 1,186,769   10,485,725            0.3%
    Other Securities......................             84,238,910            2.7%
                                                     ------------          ------
TOTAL SPAIN...............................             94,724,635            3.0%
                                                     ------------          ------

SWEDEN -- (2.7%)
    Other Securities......................             90,294,870            2.9%
                                                     ------------          ------

SWITZERLAND -- (7.7%)
    Nestle SA.............................   676,440   49,606,116            1.6%
    Novartis AG...........................   316,879   29,407,276            0.9%
    Roche Holding AG......................   154,264   45,523,518            1.5%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                           Percentage
                                                 Shares      Value++     of Net Assets**
                                                 ------      -------     ---------------

SWITZERLAND -- (Continued)
      UBS AG..................................    590,475 $   10,267,258            0.3%
      Other Securities........................               121,195,401            3.9%
                                                          --------------          ------
TOTAL SWITZERLAND.............................               255,999,569            8.2%
                                                          --------------          ------

UNITED KINGDOM -- (17.2%)
      AstraZeneca P.L.C.......................    135,231      9,878,401            0.3%
      BG Group P.L.C..........................    671,968     11,199,040            0.4%
      BP P.L.C. Sponsored ADR.................    574,678     24,975,506            0.8%
      British American Tobacco P.L.C..........    312,442     17,708,463            0.6%
      Diageo P.L.C. Sponsored ADR.............     84,093      9,920,451            0.3%
      GlaxoSmithKline P.L.C...................    551,788     12,478,114            0.4%
      GlaxoSmithKline P.L.C. Sponsored ADR....    251,446     11,438,278            0.4%
      HSBC Holdings P.L.C.....................  1,656,444     16,888,049            0.5%
      HSBC Holdings P.L.C. Sponsored ADR......    376,440     19,205,968            0.6%
*     Lloyds Banking Group P.L.C.............. 10,257,881     12,667,343            0.4%
      Reckitt Benckiser Group P.L.C...........    128,515     10,823,979            0.3%
      Royal Dutch Shell P.L.C. ADR(780259107).    236,955     17,693,430            0.6%
      Royal Dutch Shell P.L.C. ADR(780259206).    214,807     15,420,994            0.5%
      SABMiller P.L.C.........................    165,893      9,383,398            0.3%
      Vodafone Group P.L.C. Sponsored ADR.....    316,816     10,524,640            0.3%
      Other Securities........................               357,097,125           11.4%
                                                          --------------          ------
TOTAL UNITED KINGDOM..........................               567,303,179           18.1%
                                                          --------------          ------
TOTAL COMMON STOCKS...........................             3,111,265,373           99.5%
                                                          --------------          ------

PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
      Other Securities........................                 1,582,057            0.1%
                                                          --------------          ------

UNITED KINGDOM -- (0.0%)
      Other Securities........................                    63,660            0.0%
                                                          --------------          ------
TOTAL PREFERRED STOCKS........................                 1,645,717            0.1%
                                                          --------------          ------

RIGHTS/WARRANTS -- (0.0%)
FRANCE -- (0.0%)
      Other Securities........................                   100,270            0.0%
                                                          --------------          ------

GERMANY -- (0.0%)
      Other Securities........................                    12,601            0.0%
                                                          --------------          ------

SPAIN -- (0.0%)
      Other Securities........................                   226,054            0.0%
                                                          --------------          ------
TOTAL RIGHTS/WARRANTS.........................                   338,925            0.0%
                                                          --------------          ------
                                                             Value+
                                                   -         ------             -

SECURITIES LENDING COLLATERAL -- (5.7%)
(S)@  DFA Short Term Investment Fund.......... 16,325,035    188,880,651            6.0%
                                                          --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,750,017,138).....................              $3,302,130,666          105.6%
                                                          ==============          ======

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $  8,253,899 $  209,037,006   --    $  217,290,905
  Austria.....................       36,240      7,391,461   --         7,427,701
  Belgium.....................    3,743,401     34,864,227   --        38,607,628
  Canada......................  306,760,021             --   --       306,760,021
  China.......................           --          3,494   --             3,494
  Denmark.....................    5,265,955     43,753,069   --        49,019,024
  Finland.....................    1,828,828     28,099,939   --        29,928,767
  France......................   14,281,625    252,296,356   --       266,577,981
  Germany.....................   20,097,451    208,419,941   --       228,517,392
  Hong Kong...................      942,735     91,172,364   --        92,115,099
  Ireland.....................    2,411,937      8,490,287   --        10,902,224
  Israel......................    9,386,887      7,062,297   --        16,449,184
  Italy.......................    5,549,475     59,215,853   --        64,765,328
  Japan.......................   41,929,430    573,656,612   --       615,586,042
  Netherlands.................   13,454,571     65,299,456   --        78,754,027
  New Zealand.................           --      3,501,854   --         3,501,854
  Norway......................    2,043,769     24,513,191   --        26,556,960
  Portugal....................       33,089      4,805,442   --         4,838,531
  Singapore...................           --     45,340,958   --        45,340,958
  Spain.......................   20,154,651     74,569,984   --        94,724,635
  Sweden......................      694,698     89,600,172   --        90,294,870
  Switzerland.................   18,961,389    237,038,180   --       255,999,569
  United Kingdom..............  179,901,050    387,402,129   --       567,303,179
Preferred Stocks
  Germany.....................           --      1,582,057   --         1,582,057
  United Kingdom..............           --         63,660   --            63,660
Rights/Warrants
  France......................           --        100,270   --           100,270
  Germany.....................           --         12,601   --            12,601
  Spain.......................           --        226,054   --           226,054
Securities Lending Collateral.           --    188,880,651   --       188,880,651
                               ------------ --------------   --    --------------
TOTAL......................... $655,731,101 $2,646,399,565   --    $3,302,130,666
                               ============ ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                            Percentage
                                                  Shares      Value++     of Net Assets**
                                                  ------      -------     ---------------
COMMON STOCKS -- (90.3%)
AUSTRALIA -- (6.1%)
#   Australia & New Zealand Banking Group, Ltd.. 1,174,816 $   34,763,475            0.3%
    BHP Billiton, Ltd........................... 1,834,078     54,869,794            0.5%
#   BHP Billiton, Ltd. Sponsored ADR............   530,936     31,558,836            0.3%
#   Commonwealth Bank of Australia..............   466,598     33,179,512            0.3%
    National Australia Bank, Ltd................ 1,331,618     41,194,608            0.4%
#   Westpac Banking Corp........................   980,394     30,092,469            0.3%
    Other Securities............................              600,034,640            4.6%
                                                           --------------            ----
TOTAL AUSTRALIA.................................              825,693,334            6.7%
                                                           --------------            ----

AUSTRIA -- (0.4%)
    Other Securities............................               54,090,008            0.4%
                                                           --------------            ----

BELGIUM -- (1.3%)
    Anheuser-Busch InBev NV.....................   322,414     35,753,896            0.3%
    Other Securities............................              143,017,571            1.2%
                                                           --------------            ----
TOTAL BELGIUM...................................              178,771,467            1.5%
                                                           --------------            ----

CANADA -- (8.4%)
    Suncor Energy, Inc.(867224107)..............   812,323     28,869,959            0.3%
    Suncor Energy, Inc.(B3NB1P2)................   729,529     25,904,573            0.2%
#   Toronto-Dominion Bank (The).................   701,544     34,527,879            0.3%
    Other Securities............................            1,050,879,382            8.5%
                                                           --------------            ----
TOTAL CANADA....................................            1,140,181,793            9.3%
                                                           --------------            ----

CHINA -- (0.0%)
    Other Securities............................                  423,278            0.0%
                                                           --------------            ----

DENMARK -- (1.4%)
    Other Securities............................              185,872,965            1.5%
                                                           --------------            ----

FINLAND -- (1.4%)
#   Nokia Oyj................................... 3,385,926     28,292,441            0.2%
    Other Securities............................              160,415,860            1.3%
                                                           --------------            ----
TOTAL FINLAND...................................              188,708,301            1.5%
                                                           --------------            ----

FRANCE -- (6.8%)
    BNP Paribas SA..............................   431,572     27,120,869            0.2%
    GDF Suez.................................... 1,783,905     43,313,070            0.4%
    Orange SA................................... 2,068,708     32,934,599            0.3%
    Total SA.................................... 1,517,702     90,611,752            0.7%
#   Total SA Sponsored ADR......................   595,142     35,643,054            0.3%
    Other Securities............................              692,177,521            5.6%
                                                           --------------            ----
TOTAL FRANCE....................................              921,800,865            7.5%
                                                           --------------            ----

GERMANY -- (5.8%)
    Bayerische Motoren Werke AG.................   414,948     44,498,071            0.4%
    Daimler AG..................................   529,376     41,274,905            0.3%
    Deutsche Telekom AG......................... 2,378,113     35,846,051            0.3%
    Fresenius SE & Co. KGaA.....................   612,582     31,521,025            0.3%
    RWE AG......................................   793,387     28,150,774            0.2%
    Other Securities............................              599,975,595            4.9%
                                                           --------------            ----
TOTAL GERMANY...................................              781,266,421            6.4%
                                                           --------------            ----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   Percentage
                                                         Shares      Value++     of Net Assets**
                                                         ------      -------     ---------------
GREECE -- (0.0%)
    Other Securities...................................           $           --            0.0%
                                                                  --------------           -----

HONG KONG -- (2.7%)
    Other Securities...................................              361,323,579            2.9%
                                                                  --------------           -----

IRELAND -- (0.4%)
    Other Securities...................................               51,166,064            0.4%
                                                                  --------------           -----

ISRAEL -- (0.6%)
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.   588,403     33,227,117            0.3%
    Other Securities...................................               54,097,308            0.4%
                                                                  --------------           -----
TOTAL ISRAEL...........................................               87,324,425            0.7%
                                                                  --------------           -----

ITALY -- (2.2%)
    Eni SpA............................................ 1,478,324     31,495,536            0.3%
    Other Securities...................................              269,095,017            2.1%
                                                                  --------------           -----
TOTAL ITALY............................................              300,590,553            2.4%
                                                                  --------------           -----

JAPAN -- (19.1%)
    Honda Motor Co., Ltd...............................   825,300     26,384,206            0.2%
    Sumitomo Mitsui Financial Group, Inc...............   754,470     30,769,477            0.3%
    Toyota Motor Corp.................................. 1,137,986     68,480,785            0.6%
#   Toyota Motor Corp. Sponsored ADR...................   396,641     48,132,385            0.4%
    Other Securities...................................            2,413,924,440           19.5%
                                                                  --------------           -----
TOTAL JAPAN............................................            2,587,691,293           21.0%
                                                                  --------------           -----

NETHERLANDS -- (2.3%)
    Other Securities...................................              305,642,445            2.5%
                                                                  --------------           -----

NEW ZEALAND -- (0.3%)
    Other Securities...................................               38,675,624            0.3%
                                                                  --------------           -----

NORWAY -- (0.9%)
    Other Securities...................................              122,185,630            1.0%
                                                                  --------------           -----

PORTUGAL -- (0.3%)
    Other Securities...................................               37,236,707            0.3%
                                                                  --------------           -----

RUSSIA -- (0.0%)
    Other Securities...................................                  106,452            0.0%
                                                                  --------------           -----

SINGAPORE -- (1.3%)
    Other Securities...................................              171,323,820            1.4%
                                                                  --------------           -----

SPAIN -- (2.5%)
    Banco Santander SA................................. 4,404,667     38,917,538            0.3%
    Iberdrola SA....................................... 3,664,318     25,939,399            0.2%
    Other Securities...................................              276,645,107            2.3%
                                                                  --------------           -----
TOTAL SPAIN............................................              341,502,044            2.8%
                                                                  --------------           -----

SWEDEN -- (2.8%)
    Other Securities...................................              381,446,780            3.1%
                                                                  --------------           -----

SWITZERLAND -- (6.2%)
    ABB, Ltd........................................... 1,199,336     26,311,835            0.2%
    Credit Suisse Group AG............................. 1,122,531     29,908,488            0.3%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                          Percentage
                                               Shares       Value++     of Net Assets**
                                               ------       -------     ---------------
SWITZERLAND -- (Continued)
    Nestle SA...............................  2,189,299 $   160,550,262            1.3%
    Novartis AG ADR.........................    818,651      75,880,761            0.6%
    Roche Holding AG........................    142,703      42,111,851            0.4%
    Swiss Re AG.............................    365,604      29,563,037            0.3%
    Zurich Insurance Group AG...............    107,594      32,561,006            0.3%
    Other Securities........................                445,138,708            3.5%
                                                        ---------------           -----
TOTAL SWITZERLAND...........................                842,025,948            6.9%
                                                        ---------------           -----

UNITED KINGDOM -- (17.1%)
    Anglo American P.L.C....................  1,402,287      29,607,257            0.2%
    AstraZeneca P.L.C. Sponsored ADR........    466,782      34,047,079            0.3%
    Aviva P.L.C.............................  3,728,348      31,184,842            0.3%
#   Barclays P.L.C. Sponsored ADR...........  2,072,823      31,921,474            0.3%
    BG Group P.L.C..........................  2,660,297      44,336,595            0.4%
#   BHP Billiton P.L.C. ADR.................    545,653      28,395,782            0.2%
    BP P.L.C. Sponsored ADR.................  2,024,872      88,000,934            0.7%
    HSBC Holdings P.L.C. Sponsored ADR......  1,620,604      82,683,216            0.7%
*   Lloyds Banking Group P.L.C.............. 48,291,922      59,635,155            0.5%
#   Prudential P.L.C. ADR...................    599,353      27,768,024            0.2%
#   Rio Tinto P.L.C. Sponsored ADR..........    874,782      41,963,293            0.3%
#   Royal Dutch Shell P.L.C. ADR(780259206).    437,648      31,418,750            0.3%
#   Royal Dutch Shell P.L.C. ADR(780259107).  1,398,074     104,394,186            0.9%
    Vodafone Group P.L.C. Sponsored ADR.....  1,234,928      41,024,299            0.3%
    Other Securities........................              1,642,525,645           13.3%
                                                        ---------------           -----
TOTAL UNITED KINGDOM........................              2,318,906,531           18.9%
                                                        ---------------           -----

UNITED STATES -- (0.0%)
    Other Securities........................                  1,427,849            0.0%
                                                        ---------------           -----
TOTAL COMMON STOCKS.........................             12,225,384,176           99.4%
                                                        ---------------           -----

PREFERRED STOCKS -- (0.0%)
GERMANY -- (0.0%)
    Other Securities........................                  4,578,826            0.1%
                                                        ---------------           -----

UNITED KINGDOM -- (0.0%)
    Other Securities........................                    135,079            0.0%
                                                        ---------------           -----
TOTAL PREFERRED STOCKS......................                  4,713,905            0.1%
                                                        ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities........................                        331            0.0%
                                                        ---------------           -----

AUSTRIA -- (0.0%)
    Other Securities........................                         --            0.0%
                                                        ---------------           -----

FRANCE -- (0.0%)
    Other Securities........................                    323,603            0.0%
                                                        ---------------           -----

GERMANY -- (0.0%)
    Other Securities........................                    152,593            0.0%
                                                        ---------------           -----

HONG KONG -- (0.0%)
    Other Securities........................                      3,274            0.0%
                                                        ---------------           -----

ITALY -- (0.0%)
    Other Securities........................                    126,221            0.0%
                                                        ---------------           -----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                      Percentage
                                          Shares        Value++     of Net Assets**
                                          ------        -------     ---------------
PORTUGAL -- (0.0%)
       Other Securities................             $            --            0.0%
                                                    ---------------          ------

SINGAPORE -- (0.0%)
       Other Securities................                         203            0.0%
                                                    ---------------          ------

SPAIN -- (0.0%)
       Other Securities................                     885,988            0.0%
                                                    ---------------          ------

UNITED KINGDOM -- (0.0%)
       Other Securities................                     327,476            0.0%
                                                    ---------------          ------
TOTAL RIGHTS/WARRANTS..................                   1,819,689            0.0%
                                                    ---------------          ------

                                                        Value+
                                            -           ------             -
SECURITIES LENDING COLLATERAL -- (9.7%)
(S)@   DFA Short Term Investment Fund.. 113,487,730   1,313,053,034           10.7%
                                                    ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,383,347,936).............               $13,544,970,804          110.2%
                                                    ===============          ======

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Australia................... $   51,305,653 $   774,387,681   --    $   825,693,334
  Austria.....................         63,420      54,026,588   --         54,090,008
  Belgium.....................     17,745,914     161,025,553   --        178,771,467
  Canada......................  1,140,163,277          18,516   --      1,140,181,793
  China.......................             --         423,278   --            423,278
  Denmark.....................      8,989,736     176,883,229   --        185,872,965
  Finland.....................      2,879,754     185,828,547   --        188,708,301
  France......................     87,511,112     834,289,753   --        921,800,865
  Germany.....................     74,885,190     706,381,231   --        781,266,421
  Greece......................             --              --   --                 --
  Hong Kong...................      1,178,781     360,144,798   --        361,323,579
  Ireland.....................     11,115,124      40,050,940   --         51,166,064
  Israel......................     35,879,323      51,445,102   --         87,324,425
  Italy.......................     15,954,887     284,635,666   --        300,590,553
  Japan.......................    119,241,147   2,468,450,146   --      2,587,691,293
  Netherlands.................     50,645,185     254,997,260   --        305,642,445
  New Zealand.................        103,194      38,572,430   --         38,675,624
  Norway......................     19,664,949     102,520,681   --        122,185,630
  Portugal....................        309,758      36,926,949   --         37,236,707
  Russia......................             --         106,452   --            106,452
  Singapore...................         14,607     171,309,213   --        171,323,820
  Spain.......................     40,201,547     301,300,497   --        341,502,044
  Sweden......................      7,291,377     374,155,403   --        381,446,780
  Switzerland.................    115,089,398     726,936,550   --        842,025,948
  United Kingdom..............    660,083,143   1,658,823,388   --      2,318,906,531
  United States...............      1,397,183          30,666   --          1,427,849
Preferred Stocks
  Germany.....................             --       4,578,826   --          4,578,826
  United Kingdom..............             --         135,079   --            135,079
Rights/Warrants
  Australia...................             --             331   --                331
  Austria.....................             --              --   --                 --
  France......................             --         323,603   --            323,603
  Germany.....................             --         152,593   --            152,593
  Hong Kong...................             --           3,274   --              3,274
  Italy.......................             --         126,221   --            126,221
  Portugal....................             --              --   --                 --
  Singapore...................             --             203   --                203
  Spain.......................             --         885,988   --            885,988
  United Kingdom..............        312,720          14,756   --            327,476
Securities Lending Collateral.             --   1,313,053,034   --      1,313,053,034
                               -------------- ---------------   --    ---------------
TOTAL......................... $2,462,026,379 $11,082,944,425   --    $13,544,970,804
                               ============== ===============   ==    ===============


                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014

                                                                  Value+
                                                              --------------
    AFFILIATED INVESTMENT COMPANIES -- (100.0%)
    Investment in The Continental Small Company Series of
      The DFA Investment Trust Company....................... $2,968,704,905
    Investment in The Japanese Small Company Series of
      The DFA Investment Trust Company.......................  1,996,995,740
    Investment in The United Kingdom Small Company Series of
      The DFA Investment Trust Company.......................  1,943,503,950
    Investment in The Asia Pacific Small Company Series of
      The DFA Investment Trust Company.......................  1,089,493,908
    Investment in The Canadian Small Company Series of
      The DFA Investment Trust Company.......................    832,859,362
                                                              --------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
         (Cost $7,805,376,341)...............................  8,831,557,865
                                                              --------------
       TOTAL INVESTMENTS -- (100.0%)
         (Cost $7,805,376,341)............................... $8,831,557,865
                                                              ==============

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                     Level 1     Level 2 Level 3     Total
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies. $8,831,557,865   --      --    $8,831,557,865
                                  --------------   --      --    --------------
 TOTAL........................... $8,831,557,865   --      --    $8,831,557,865
                                  ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                               October 31, 2014


                       JAPANESE SMALL COMPANY PORTFOLIO

                                                                 Value+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Japanese Small Company Series of
        The DFA Investment Trust Company..................... $508,412,814
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $492,146,590)............................... $508,412,814
                                                              ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                                                                 Value+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Asia Pacific Small Company Series of
        The DFA Investment Trust Company..................... $364,292,333
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $360,079,976)............................... $364,292,333
                                                              ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                               October 31, 2014


                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                                                                   Value+
                                                                 -----------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in The United Kingdom Small Company Series
      of The DFA Investment Trust Company....................... $35,056,995
                                                                 -----------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
         $23,694,187)........................................... $35,056,995
                                                                 ===========

Summary of the Portfolio's Master Fund's investments as of October 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                                                                   Value+
                                                                ------------
   AFFILIATED INVESTMENT COMPANY -- (100.0%)
   Investment in The Continental Small Company Series of The
     DFA Investment Trust Company.............................. $169,046,143
                                                                ------------
      TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
        $144,331,374).......................................... $169,046,143
                                                                ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                 Percentage
                                         Shares     Value++    of Net Assets**
                                         ------     -------    ---------------
  COMMON STOCKS -- (93.9%)
  AUSTRALIA -- (19.9%)
      CFS Retail Property Trust Group. 18,583,289 $ 34,564,786            1.1%
  #   Dexus Property Group............ 46,210,345   49,389,908            1.6%
      Federation Centres.............. 12,347,359   29,650,888            1.0%
  #   Goodman Group................... 14,756,829   72,045,696            2.3%
      GPT Group (The)................. 14,160,152   51,470,344            1.7%
  #   Investa Office Fund.............  5,292,776   16,699,243            0.5%
  #*  Scentre Group................... 44,164,851  140,883,146            4.6%
      Stockland....................... 20,140,623   75,301,288            2.4%
  *   Westfield Corp.................. 16,671,147  117,148,020            3.8%
      Other Securities................              64,037,833            2.1%
                                                  ------------           -----
  TOTAL AUSTRALIA.....................             651,191,152           21.1%
                                                  ------------           -----

  BELGIUM -- (1.5%)
  #   Cofinimmo SA....................    157,224   18,261,633            0.6%
      Other Securities................              29,674,061            1.0%
                                                  ------------           -----
  TOTAL BELGIUM.......................              47,935,694           1. 6%
                                                  ------------           -----

  CANADA -- (5.3%)
      H&R REIT........................  1,103,860   21,968,489            0.7%
  #   RioCan REIT.....................  1,231,999   29,022,291            0.9%
      Other Securities................             121,715,937            4.0%
                                                  ------------           -----
  TOTAL CANADA........................             172,706,717            5.6%
                                                  ------------           -----

  CHINA -- (0.2%)
      Other Securities................               4,982,005            0.2%
                                                  ------------           -----

  FRANCE -- (4.0%)
      Fonciere Des Regions............    257,388   23,663,104            0.8%
      Gecina SA.......................    208,873   28,268,746            0.9%
      ICADE...........................    335,700   26,711,749            0.9%
      Klepierre.......................    905,121   39,175,341            1.3%
      Other Securities................              13,559,987            0.4%
                                                  ------------           -----
  TOTAL FRANCE........................             131,378,927            4.3%
                                                  ------------           -----

  GERMANY -- (0.4%)
      Other Securities................              12,143,621            0.4%
                                                  ------------           -----
  GREECE -- (0.0%)
      Other Securities................               1,044,767            0.0%
                                                  ------------           -----

  HONG KONG -- (4.3%)
      Link REIT (The)................. 19,435,805  114,419,536            3.7%
      Other Securities................              26,685,286            0.9%
                                                  ------------           -----
  TOTAL HONG KONG.....................             141,104,822            4.6%
                                                  ------------           -----

  ISRAEL -- (0.2%)
      Other Securities................               7,565,685            0.2%
                                                  ------------           -----

  ITALY -- (0.3%)
      Other Securities................              10,637,538            0.3%
                                                  ------------           -----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                              Percentage
                                                      Shares     Value++    of Net Assets**
                                                      ------     -------    ---------------
JAPAN -- (17.6%)
#   Advance Residence Investment Corp..............     11,195 $ 26,247,032            0.9%
    Frontier Real Estate Investment Corp...........      4,130   19,022,847            0.6%
#   Japan Hotel REIT Investment Corp...............     23,536   14,598,992            0.5%
    Japan Logistics Fund, Inc......................      7,530   16,920,060            0.5%
    Japan Prime Realty Investment Corp.............      6,863   25,274,243            0.8%
    Japan Real Estate Investment Corp..............     10,905   59,424,068            1.9%
    Japan Retail Fund Investment Corp..............     20,401   41,076,269            1.3%
#   Kenedix Office Investment Corp.................      3,498   18,705,207            0.6%
#   Mori Hills REIT Investment Corp................     11,966   16,710,243            0.5%
#   Mori Trust Sogo Reit, Inc......................      9,857   17,611,418            0.6%
    Nippon Accommodations Fund, Inc................      4,065   14,870,892            0.5%
#   Nippon Building Fund, Inc......................     12,309   68,987,575            2.2%
#   Orix JREIT, Inc................................     18,506   24,673,376            0.8%
#   United Urban Investment Corp...................     21,590   34,073,425            1.1%
    Other Securities...............................             174,753,743            5.7%
                                                               ------------           -----
TOTAL JAPAN........................................             572,949,390           18.5%
                                                               ------------           -----
MALAYSIA -- (0.7%)
    Other Securities...............................              23,886,457            0.8%
                                                               ------------           -----
MEXICO -- (1.9%)
#   Fibra Uno Administracion S.A. de C.V........... 13,210,601   45,852,668            1.5%
    Other Securities...............................              15,524,460            0.5%
                                                               ------------           -----
TOTAL MEXICO.......................................              61,377,128            2.0%
                                                               ------------           -----

NETHERLANDS -- (8.7%)
    Corio NV.......................................    617,119   30,038,041            1.0%
    Unibail-Rodamco SE.............................    829,287  212,635,326            6.9%
    Wereldhave NV..................................    191,004   15,659,030            0.5%
    Other Securities...............................              25,689,873            0.8%
                                                               ------------           -----
TOTAL NETHERLANDS..................................             284,022,270            9.2%
                                                               ------------           -----

NEW ZEALAND -- (0.7%)
    Other Securities...............................              21,664,115            0.7%
                                                               ------------           -----

SINGAPORE -- (7.3%)
    Ascendas REIT.................................. 17,145,000   29,780,279            1.0%
#   CapitaCommercial Trust......................... 17,525,000   22,787,274            0.7%
    CapitaMall Trust............................... 20,595,300   31,588,897            1.0%
#   Suntec REIT.................................... 20,476,000   28,447,758            0.9%
    Other Securities...............................             124,234,624            4.1%
                                                               ------------           -----
TOTAL SINGAPORE....................................             236,838,832            7.7%
                                                               ------------           -----

SOUTH AFRICA -- (3.9%)
    Growthpoint Properties, Ltd.................... 16,151,406   39,213,098            1.3%
    Redefine Properties, Ltd....................... 21,537,673   19,515,849            0.6%
    Other Securities...............................              67,596,797            2.2%
                                                               ------------           -----
TOTAL SOUTH AFRICA.................................             126,325,744            4.1%
                                                               ------------           -----

TAIWAN -- (0.4%)
    Other Securities...............................              13,945,781            0.4%
                                                               ------------           -----

TURKEY -- (1.0%)
#   Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.. 19,840,694   22,284,885            0.7%
    Other Securities...............................              10,751,800            0.4%
                                                               ------------           -----
TOTAL TURKEY.......................................              33,036,685            1.1%
                                                               ------------           -----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                    Percentage
                                          Shares      Value++     of Net Assets**
                                          ------      -------     ---------------
UNITED KINGDOM -- (15.6%)
       British Land Co. P.L.C. (The)...  8,315,595 $   97,098,752            3.1%
       Derwent London P.L.C............    814,790     38,765,810            1.2%
       Great Portland Estates P.L.C....  2,866,484     31,548,662            1.0%
       Hammerson P.L.C.................  6,180,158     60,713,819            2.0%
       Intu Properties P.L.C...........  7,913,628     43,170,585            1.4%
       Land Securities Group P.L.C.....  6,756,959    119,895,804            3.9%
       Segro P.L.C.....................  6,175,812     37,624,807            1.2%
       Shaftesbury P.L.C...............  2,310,809     26,472,834            0.9%
       Other Securities................                55,390,765            1.8%
                                                   --------------          ------
TOTAL UNITED KINGDOM...................               510,681,838           16.5%
                                                   --------------          ------
TOTAL COMMON STOCKS....................             3,065,419,168           99.3%
                                                   --------------          ------

                                                      Value+
                                            -         ------             -
SECURITIES LENDING COLLATERAL -- (6.1%)
(S)@   DFA Short Term Investment Fund.. 17,183,072    198,808,147            6.4%
                                                   --------------          ------
TOTAL INVESTMENTS -- (100.0%)..........
  (Cost $2,897,109,357)..............              $3,264,227,315          105.7%
                                                   ==============          ======

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia...................           -- $  651,191,152   --    $  651,191,152
  Belgium.....................           --     47,935,694   --        47,935,694
  Canada...................... $172,706,717             --   --       172,706,717
  China.......................           --      4,982,005   --         4,982,005
  France......................       93,236    131,285,691   --       131,378,927
  Germany.....................           --     12,143,621   --        12,143,621
  Greece......................           --      1,044,767   --         1,044,767
  Hong Kong...................           --    141,104,822   --       141,104,822
  Israel......................           --      7,565,685   --         7,565,685
  Italy.......................           --     10,637,538   --        10,637,538
  Japan.......................           --    572,949,390   --       572,949,390
  Malaysia....................           --     23,886,457   --        23,886,457
  Mexico......................   61,377,128             --   --        61,377,128
  Netherlands.................           --    284,022,270   --       284,022,270
  New Zealand.................           --     21,664,115   --        21,664,115
  Singapore...................           --    236,838,832   --       236,838,832
  South Africa................   21,650,697    104,675,047   --       126,325,744
  Taiwan......................           --     13,945,781   --        13,945,781
  Turkey......................           --     33,036,685   --        33,036,685
  United Kingdom..............           --    510,681,838   --       510,681,838
Securities Lending Collateral.           --    198,808,147   --       198,808,147
                               ------------ --------------   --    --------------
TOTAL......................... $255,827,778 $3,008,399,537   --    $3,264,227,315
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014

                                                                       Shares        Value+
                                                                     ----------- --------------
AFFILIATED INVESTMENT COMPANIES -- (99.7%)
Investment in DFA Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc...............................  63,428,427 $2,044,932,484
Investment in DFA International Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc............................... 222,954,469  1,255,233,660
                                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $2,628,854,364)..........................................              3,300,166,144
                                                                                 --------------

TEMPORARY CASH INVESTMENTS -- (0.3%)
State Street Institutional Liquid Reserves, 0.077%
  (Cost $8,924,902).................................................   8,924,902      8,924,902
                                                                                 --------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $2,637,779,266)..........................................             $3,309,091,046
                                                                                 ==============

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                     Level 1     Level 2 Level 3     Total
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies. $3,300,166,144   --      --    $3,300,166,144
 Temporary Cash Investments......      8,924,902   --      --         8,924,902
                                  --------------   --      --    --------------
 TOTAL........................... $3,309,091,046   --      --    $3,309,091,046
                                  ==============   ==      ==    ==============


                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                Percentage
                                      Shares      Value++     of Net Assets**
                                      ------      -------     ---------------
  COMMON STOCKS -- (91.6%)
  AUSTRALIA -- (5.0%)
      Primary Health Care, Ltd..... 10,511,594 $   43,076,867            0.4%
      Other Securities.............               593,827,515            5.0%
                                               --------------            ----
  TOTAL AUSTRALIA..................               636,904,382            5.4%
                                               --------------            ----

  AUSTRIA -- (0.7%)
      Other Securities.............                83,565,476            0.7%
                                               --------------            ----

  BELGIUM -- (0.8%)
      Other Securities.............               103,554,907            0.9%
                                               --------------            ----

  CANADA -- (7.9%)
  *   Canfor Corp..................  1,709,447     39,799,378            0.4%
  *   Celestica, Inc...............  4,266,945     46,869,952            0.4%
      RONA, Inc....................  3,166,544     38,631,809            0.3%
      West Fraser Timber Co., Ltd..  1,107,322     58,094,982            0.5%
      Other Securities.............               821,935,286            7.0%
                                               --------------            ----
  TOTAL CANADA.....................             1,005,331,407            8.6%
                                               --------------            ----

  CHINA -- (0.0%)
      Other Securities.............                 2,698,400            0.0%
                                               --------------            ----

  DENMARK -- (1.6%)
  *   Vestas Wind Systems A.S......  2,910,693     97,144,292            0.8%
      Other Securities.............               110,946,585            1.0%
                                               --------------            ----
  TOTAL DENMARK....................               208,090,877            1.8%
                                               --------------            ----

  FINLAND -- (2.1%)
      Huhtamaki Oyj................  1,740,823     44,173,657            0.4%
      Other Securities.............               219,070,337            1.9%
                                               --------------            ----
  TOTAL FINLAND....................               263,243,994            2.3%
                                               --------------            ----

  FRANCE -- (3.4%)
      Havas SA.....................  4,936,605     39,930,886            0.4%
  *   Peugeot SA...................  3,646,402     43,335,736            0.4%
      Other Securities.............               349,882,507            2.9%
                                               --------------            ----
  TOTAL FRANCE.....................               433,149,129            3.7%
                                               --------------            ----

  GERMANY -- (4.6%)
      Aareal Bank AG...............  1,199,589     51,540,648            0.5%
      Aurubis AG...................    993,104     51,842,435            0.5%
      TUI AG.......................  3,423,151     52,422,124            0.5%
      Other Securities.............               423,677,812            3.5%
                                               --------------            ----
  TOTAL GERMANY....................               579,483,019            5.0%
                                               --------------            ----

  GREECE -- (0.0%)
      Other Securities.............                    25,337            0.0%
                                               --------------            ----

  HONG KONG -- (2.4%)
      Other Securities.............               300,028,695            2.6%
                                               --------------            ----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                        Percentage
                                             Shares       Value++     of Net Assets**
                                             ------       -------     ---------------
IRELAND -- (0.4%)
    Smurfit Kappa Group P.L.C.............   2,055,977 $   42,480,051            0.4%
    Other Securities......................                  7,511,030            0.0%
                                                       --------------           -----
TOTAL IRELAND.............................                 49,991,081            0.4%
                                                       --------------           -----

ISRAEL -- (0.7%)
    Other Securities......................                 83,951,496            0.7%
                                                       --------------           -----

ITALY -- (3.6%)
*   Banca Popolare dell'Emilia Romagna SC.   9,396,426     71,701,123            0.6%
#*  Banca Popolare di Milano Scarl........ 110,262,326     83,107,298            0.7%
*   Banco Popolare SC.....................   7,116,853    103,381,009            0.9%
    Other Securities......................                197,935,036            1.7%
                                                       --------------           -----
TOTAL ITALY...............................                456,124,466            3.9%
                                                       --------------           -----

JAPAN -- (22.4%)
#   Fujikura, Ltd.........................   9,669,000     40,615,669            0.4%
    Other Securities......................              2,795,500,479           23.9%
                                                       --------------           -----
TOTAL JAPAN...............................              2,836,116,148           24.3%
                                                       --------------           -----

NETHERLANDS -- (2.0%)
#*  APERAM................................   1,753,419     50,449,201            0.4%
    Delta Lloyd NV........................   2,460,680     56,086,880            0.5%
    Other Securities......................                145,390,828            1.3%
                                                       --------------           -----
TOTAL NETHERLANDS.........................                251,926,909            2.2%
                                                       --------------           -----

NEW ZEALAND -- (0.3%)
    Other Securities......................                 44,837,058            0.4%
                                                       --------------           -----

NORWAY -- (0.8%)
    Other Securities......................                108,746,243            0.9%
                                                       --------------           -----

PORTUGAL -- (0.7%)
#*  Banco Comercial Portugues SA.......... 516,415,630     58,368,713            0.5%
    Other Securities......................                 25,444,499            0.2%
                                                       --------------           -----
TOTAL PORTUGAL............................                 83,813,212            0.7%
                                                       --------------           -----

RUSSIA -- (0.0%)
    Other Securities......................                    547,872            0.0%
                                                       --------------           -----

SINGAPORE -- (1.4%)
    Other Securities......................                177,759,393            1.5%
                                                       --------------           -----

SPAIN -- (2.5%)
    Bankinter SA..........................   8,991,387     74,381,317            0.7%
*   Gamesa Corp. Tecnologica SA...........   6,939,007     68,509,030            0.6%
    Other Securities......................                169,291,735            1.4%
                                                       --------------           -----
TOTAL SPAIN...............................                312,182,082            2.7%
                                                       --------------           -----

SWEDEN -- (3.3%)
    BillerudKorsnas AB....................   3,504,601     51,117,323            0.4%
    Holmen AB Class B.....................   1,382,044     45,742,308            0.4%
    Trelleborg AB Class B.................   5,269,972     90,223,713            0.8%
    Other Securities......................                232,132,103            2.0%
                                                       --------------           -----
TOTAL SWEDEN..............................                419,215,447            3.6%
                                                       --------------           -----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                       Percentage
                                            Shares       Value++     of Net Assets**
                                            ------       -------     ---------------
SWITZERLAND -- (3.8%)
    Helvetia Holding AG..................    159,664 $    75,922,724            0.7%
    Swiss Life Holding AG................    175,357      40,234,036            0.4%
    Other Securities.....................                370,257,438            3.1%
                                                     ---------------           -----
TOTAL SWITZERLAND........................                486,414,198            4.2%
                                                     ---------------           -----

UNITED KINGDOM -- (21.2%)
    Amlin P.L.C.......................... 11,064,118      80,751,776            0.7%
    Ashtead Group P.L.C..................  7,730,038     129,510,847            1.1%
    Barratt Developments P.L.C........... 21,380,562     143,728,193            1.2%
    Beazley P.L.C........................ 12,470,827      52,380,139            0.5%
    Bellway P.L.C........................  3,448,205      96,725,996            0.8%
    Bodycote P.L.C.......................  5,021,077      50,254,417            0.4%
    Bovis Homes Group P.L.C..............  3,801,855      51,345,061            0.4%
    Catlin Group, Ltd....................  9,089,700      78,087,662            0.7%
    Close Brothers Group P.L.C...........  1,724,250      40,463,125            0.4%
    CSR P.L.C............................  4,886,688      65,673,331            0.6%
    Dixons Carphone P.L.C................ 11,398,297      72,376,637            0.6%
    DS Smith P.L.C....................... 15,172,280      64,440,510            0.6%
#   Greene King P.L.C....................  4,957,978      63,741,992            0.6%
    Hiscox, Ltd..........................  8,547,223      93,222,509            0.8%
    Home Retail Group P.L.C.............. 16,459,487      48,301,027            0.4%
    Inchcape P.L.C.......................  8,858,210      98,683,203            0.9%
    Millennium & Copthorne Hotels P.L.C..  4,813,561      43,911,265            0.4%
    Mondi P.L.C..........................  3,867,542      65,363,271            0.6%
    Persimmon P.L.C......................  7,668,009     180,084,568            1.5%
    Taylor Wimpey P.L.C.................. 74,080,800     140,721,013            1.2%
*   Thomas Cook Group P.L.C.............. 24,698,963      49,209,419            0.4%
    Travis Perkins P.L.C.................  4,401,386     116,620,284            1.0%
    Vesuvius P.L.C.......................  5,951,466      40,633,041            0.4%
    Other Securities.....................                825,369,548            6.8%
                                                     ---------------           -----
TOTAL UNITED KINGDOM.....................              2,691,598,834           23.0%
                                                     ---------------           -----
TOTAL COMMON STOCKS......................             11,619,300,062           99.5%
                                                     ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities.....................                      1,706            0.0%
                                                     ---------------           -----

AUSTRIA -- (0.0%)
    Other Securities.....................                         --            0.0%
                                                     ---------------           -----

FRANCE -- (0.0%)
    Other Securities.....................                  1,469,043            0.0%
                                                     ---------------           -----

HONG KONG -- (0.0%)
    Other Securities.....................                     22,154            0.0%
                                                     ---------------           -----

ISRAEL -- (0.0%)
    Other Securities.....................                     10,062            0.0%
                                                     ---------------           -----

ITALY -- (0.0%)
    Other Securities.....................                     95,467            0.0%
                                                     ---------------           -----

SPAIN -- (0.0%)
    Other Securities.....................                      2,218            0.0%
                                                     ---------------           -----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                     Percentage
                                          Shares       Value++     of Net Assets**
                                          ------       -------     ---------------
UNITED KINGDOM -- (0.0%)
       Other Securities................            $         1,154            0.0%
                                                   ---------------          ------
TOTAL RIGHTS/WARRANTS..................                  1,601,804            0.0%
                                                   ---------------          ------

                                                       Value+
                                            -          ------             -
SECURITIES LENDING COLLATERAL -- (8.4%)
(S)@   DFA Short Term Investment Fund.. 91,962,199   1,064,002,644            9.1%
                                                   ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $11,124,184,844).............              $12,684,904,510          108.6%
                                                   ===============          ======

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Australia................... $   10,888,717 $   626,015,665   --    $   636,904,382
  Austria.....................             --      83,565,476   --         83,565,476
  Belgium.....................             --     103,554,907   --        103,554,907
  Canada......................  1,004,947,054         384,353   --      1,005,331,407
  China.......................             --       2,698,400   --          2,698,400
  Denmark.....................             --     208,090,877   --        208,090,877
  Finland.....................             --     263,243,994   --        263,243,994
  France......................      1,125,211     432,023,918   --        433,149,129
  Germany.....................      1,649,140     577,833,879   --        579,483,019
  Greece......................             --          25,337   --             25,337
  Hong Kong...................         16,897     300,011,798   --        300,028,695
  Ireland.....................             --      49,991,081   --         49,991,081
  Israel......................             --      83,951,496   --         83,951,496
  Italy.......................             --     456,124,466   --        456,124,466
  Japan.......................     15,666,766   2,820,449,382   --      2,836,116,148
  Netherlands.................             --     251,926,909   --        251,926,909
  New Zealand.................      1,190,287      43,646,771   --         44,837,058
  Norway......................             --     108,746,243   --        108,746,243
  Portugal....................             --      83,813,212   --         83,813,212
  Russia......................             --         547,872   --            547,872
  Singapore...................        963,844     176,795,549   --        177,759,393
  Spain.......................         27,916     312,154,166   --        312,182,082
  Sweden......................             --     419,215,447   --        419,215,447
  Switzerland.................             --     486,414,198   --        486,414,198
  United Kingdom..............      1,148,986   2,690,449,848   --      2,691,598,834
Rights/Warrants
  Australia...................             --           1,706   --              1,706
  Austria.....................             --              --   --                 --
  France......................             --       1,469,043   --          1,469,043
  Hong Kong...................             --          22,154   --             22,154
  Israel......................             --          10,062   --             10,062
  Italy.......................             --          95,467   --             95,467
  Spain.......................             --           2,218   --              2,218
  United Kingdom..............             --           1,154   --              1,154
Securities Lending Collateral.             --   1,064,002,644   --      1,064,002,644
                               -------------- ---------------   --    ---------------
TOTAL......................... $1,037,624,818 $11,647,279,692   --    $12,684,904,510
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                        Percentage
                                                 Shares    Value++    of Net Assets**
                                                 ------    -------    ---------------
COMMON STOCKS -- (90.0%)
AUSTRALIA -- (6.4%)
#   Australia & New Zealand Banking Group, Ltd.. 122,194 $  3,615,790            0.3%
#   BHP Billiton, Ltd........................... 109,768    3,283,910            0.3%
    National Australia Bank, Ltd................  90,701    2,805,904            0.2%
    Origin Energy, Ltd.......................... 180,805    2,271,403            0.2%
    Other Securities............................           79,986,697            6.0%
                                                         ------------            ----
TOTAL AUSTRALIA.................................           91,963,704            7.0%
                                                         ------------            ----

AUSTRIA -- (0.5%)
    Other Securities............................            6,584,288            0.5%
                                                         ------------            ----

BELGIUM -- (1.4%)
    Delhaize Group SA...........................  33,045    2,259,447            0.2%
    Other Securities............................           18,234,813            1.4%
                                                         ------------            ----
TOTAL BELGIUM...................................           20,494,260            1.6%
                                                         ------------            ----

CANADA -- (8.5%)
    Suncor Energy, Inc..........................  82,938    2,947,616            0.2%
    Other Securities............................          119,497,072            9.2%
                                                         ------------            ----
TOTAL CANADA....................................          122,444,688            9.4%
                                                         ------------            ----

CHINA -- (0.0%)
    Other Securities............................               74,706            0.0%
                                                         ------------            ----

DENMARK -- (1.4%)
    Other Securities............................           20,644,331            1.6%
                                                         ------------            ----

FINLAND -- (1.9%)
    Fortum Oyj.................................. 107,420    2,491,261            0.2%
    Nokia Oyj................................... 340,765    2,847,396            0.2%
    UPM-Kymmene Oyj............................. 170,168    2,699,292            0.2%
    Other Securities............................           19,384,098            1.5%
                                                         ------------            ----
TOTAL FINLAND...................................           27,422,047            2.1%
                                                         ------------            ----

FRANCE -- (6.0%)
    BNP Paribas SA..............................  44,274    2,782,269            0.2%
    Cie de St-Gobain............................  72,210    3,103,936            0.3%
    GDF Suez.................................... 142,877    3,469,042            0.3%
    Orange SA................................... 177,688    2,828,859            0.2%
    Renault SA..................................  30,047    2,235,084            0.2%
    Total SA....................................  79,639    4,754,708            0.4%
    Other Securities............................           67,065,060            5.0%
                                                         ------------            ----
TOTAL FRANCE....................................           86,238,958            6.6%
                                                         ------------            ----

GERMANY -- (5.2%)
    Allianz SE..................................  20,504    3,260,590            0.3%
    Bayerische Motoren Werke AG.................  31,783    3,408,336            0.3%
    Daimler AG..................................  35,601    2,775,774            0.2%
    RWE AG......................................  85,573    3,036,281            0.2%
    Other Securities............................           62,738,998            4.7%
                                                         ------------            ----
TOTAL GERMANY...................................           75,219,979            5.7%
                                                         ------------            ----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 Percentage
                                                         Shares     Value++    of Net Assets**
                                                         ------     -------    ---------------
GREECE -- (0.0%)
    Other Securities...................................           $         --            0.0%
                                                                  ------------           -----

HONG KONG -- (2.8%)
    Other Securities...................................             40,258,385            3.1%
                                                                  ------------           -----

IRELAND -- (0.5%)
    Other Securities...................................              6,871,293            0.5%
                                                                  ------------           -----

ISRAEL -- (0.7%)
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.    55,754    3,148,428            0.3%
    Other Securities...................................              6,909,385            0.5%
                                                                  ------------           -----
TOTAL ISRAEL...........................................             10,057,813            0.8%
                                                                  ------------           -----

ITALY -- (2.4%)
    Unione di Banche Italiane SCPA.....................   339,391    2,665,405            0.2%
    Other Securities...................................             32,149,174            2.5%
                                                                  ------------           -----
TOTAL ITALY............................................             34,814,579            2.7%
                                                                  ------------           -----

JAPAN -- (19.7%)
    Mitsubishi UFJ Financial Group, Inc................   740,600    4,317,115            0.4%
    Mizuho Financial Group, Inc........................ 1,369,660    2,495,953            0.2%
    Sumitomo Mitsui Financial Group, Inc...............    73,541    2,999,216            0.3%
    Toyota Motor Corp. Sponsored ADR...................    20,242    2,456,367            0.2%
    Other Securities...................................            271,843,890           20.6%
                                                                  ------------           -----
TOTAL JAPAN............................................            284,112,541           21.7%
                                                                  ------------           -----

NETHERLANDS -- (2.2%)
    Aegon NV...........................................   267,671    2,181,639            0.2%
    Other Securities...................................             29,787,913            2.2%
                                                                  ------------           -----
TOTAL NETHERLANDS......................................             31,969,552            2.4%
                                                                  ------------           -----

NEW ZEALAND -- (0.4%)
    Other Securities...................................              6,098,591            0.5%
                                                                  ------------           -----

NORWAY -- (0.9%)
    Other Securities...................................             12,606,921            1.0%
                                                                  ------------           -----

PORTUGAL -- (0.3%)
    Other Securities...................................              4,739,339            0.4%
                                                                  ------------           -----

RUSSIA -- (0.0%)
    Other Securities...................................                 41,460            0.0%
                                                                  ------------           -----

SINGAPORE -- (1.3%)
    Other Securities...................................             17,906,031            1.4%
                                                                  ------------           -----

SPAIN -- (2.3%)
    Banco Santander SA.................................   514,893    4,549,349            0.4%
    Iberdrola SA.......................................   400,479    2,834,957            0.2%
    Other Securities...................................             26,109,666            2.0%
                                                                  ------------           -----
TOTAL SPAIN............................................             33,493,972            2.6%
                                                                  ------------           -----

SWEDEN -- (2.8%)
    Other Securities...................................             39,595,979            3.0%
                                                                  ------------           -----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                        Percentage
                                              Shares      Value++     of Net Assets**
                                              ------      -------     ---------------
SWITZERLAND -- (5.9%)
    Aryzta AG...............................    25,690 $    2,191,397            0.2%
    Clariant AG.............................   127,828      2,229,708            0.2%
    Credit Suisse Group AG..................    94,484      2,517,412            0.2%
    Julius Baer Group, Ltd..................    56,140      2,461,050            0.2%
    Lonza Group AG..........................    19,866      2,188,965            0.2%
    Nestle SA...............................    92,984      6,818,898            0.5%
    Novartis AG.............................    53,863      4,998,640            0.4%
    Swiss Re AG.............................    49,846      4,030,588            0.3%
    Zurich Insurance Group AG...............    15,572      4,712,530            0.4%
    Other Securities........................               52,893,358            3.9%
                                                       --------------           -----
TOTAL SWITZERLAND...........................               85,042,546            6.5%
                                                       --------------           -----

UNITED KINGDOM -- (16.5%)
    Anglo American P.L.C....................   214,596      4,530,883            0.4%
    Barratt Developments P.L.C..............   440,009      2,957,906            0.2%
    BG Group P.L.C..........................   132,145      2,202,333            0.2%
    BP P.L.C................................   311,879      2,243,939            0.2%
    BP P.L.C. Sponsored ADR.................   139,975      6,083,313            0.5%
    Friends Life Group, Ltd.................   461,924      2,395,548            0.2%
#   HSBC Holdings P.L.C. Sponsored ADR......   186,519      9,516,199            0.7%
*   Lloyds Banking Group P.L.C.............. 2,860,531      3,532,438            0.3%
    Old Mutual P.L.C........................   807,532      2,507,852            0.2%
    Royal Dutch Shell P.L.C. ADR(780259206).    80,746      5,796,755            0.4%
#   Royal Dutch Shell P.L.C. ADR(780259107).    80,780      6,031,843            0.5%
*   RSA Insurance Group P.L.C...............   287,221      2,222,416            0.2%
    Vodafone Group P.L.C. Sponsored ADR.....   100,243      3,330,079            0.3%
    Other Securities........................              185,172,377           14.0%
                                                       --------------           -----
TOTAL UNITED KINGDOM........................              238,523,881           18.3%
                                                       --------------           -----

UNITED STATES -- (0.0%)
    Other Securities........................                  257,208            0.0%
                                                       --------------           -----
TOTAL COMMON STOCKS.........................            1,297,477,052           99.4%
                                                       --------------           -----

PREFERRED STOCKS -- (0.0%)
GERMANY -- (0.0%)
    Other Securities........................                  165,949            0.0%
                                                       --------------           -----

UNITED KINGDOM -- (0.0%)
    Other Securities........................                   10,532            0.0%
                                                       --------------           -----
TOTAL PREFERRED STOCKS......................                  176,481            0.0%
                                                       --------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities........................                       --            0.0%
                                                       --------------           -----

AUSTRIA -- (0.0%)
    Other Securities........................                       --            0.0%
                                                       --------------           -----

FRANCE -- (0.0%)
    Other Securities........................                  111,443            0.0%
                                                       --------------           -----

GERMANY -- (0.0%)
    Other Securities........................                   27,664            0.0%
                                                       --------------           -----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                     Percentage
                                           Shares      Value++     of Net Assets**
                                           ------      -------     ---------------
HONG KONG -- (0.0%)
        Other Securities................            $          106            0.0%
                                                    --------------          ------

ITALY -- (0.0%)
        Other Securities................                    23,841            0.0%
                                                    --------------          ------

PORTUGAL -- (0.0%)
        Other Securities................                        --            0.0%
                                                    --------------          ------

SPAIN -- (0.0%)
        Other Securities................                   107,522            0.0%
                                                    --------------          ------

UNITED KINGDOM -- (0.0%)
        Other Securities................                    62,254            0.0%
                                                    --------------          ------

TOTAL RIGHTS/WARRANTS...................                   332,830            0.0%
                                                    --------------          ------

                                                       Value+
                                             -         ------             -
SECURITIES LENDING COLLATERAL -- (10.0%)
(S)@    DFA Short Term Investment Fund.. 12,484,902    144,450,312           11.1%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,286,589,117)...............              $1,442,436,675          110.5%
                                                    ==============          ======

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $  2,066,649 $   89,897,055   --    $   91,963,704
  Austria.....................           --      6,584,288   --         6,584,288
  Belgium.....................      934,668     19,559,592   --        20,494,260
  Canada......................  122,439,760          4,928   --       122,444,688
  China.......................           --         74,706   --            74,706
  Denmark.....................           --     20,644,331   --        20,644,331
  Finland.....................           --     27,422,047   --        27,422,047
  France......................    1,635,850     84,603,108   --        86,238,958
  Germany.....................    3,636,537     71,583,442   --        75,219,979
  Greece......................           --             --   --                --
  Hong Kong...................      377,181     39,881,204   --        40,258,385
  Ireland.....................    1,510,705      5,360,588   --         6,871,293
  Israel......................    3,514,247      6,543,566   --        10,057,813
  Italy.......................      932,201     33,882,378   --        34,814,579
  Japan.......................    5,424,818    278,687,723   --       284,112,541
  Netherlands.................    4,863,241     27,106,311   --        31,969,552
  New Zealand.................        3,791      6,094,800   --         6,098,591
  Norway......................      782,276     11,824,645   --        12,606,921
  Portugal....................           --      4,739,339   --         4,739,339
  Russia......................           --         41,460   --            41,460
  Singapore...................           --     17,906,031   --        17,906,031
  Spain.......................    1,223,825     32,270,147   --        33,493,972
  Sweden......................           --     39,595,979   --        39,595,979
  Switzerland.................    4,863,620     80,178,926   --        85,042,546
  United Kingdom..............   41,468,468    197,055,413   --       238,523,881
  United States...............      221,853         35,355   --           257,208
Preferred Stocks
  Germany.....................           --        165,949   --           165,949
  United Kingdom..............           --         10,532   --            10,532
Rights/Warrants
  Australia...................           --             --   --                --
  Austria.....................           --             --   --                --
  France......................           --        111,443   --           111,443
  Germany.....................           --         27,664   --            27,664
  Hong Kong...................           --            106   --               106
  Italy.......................           --         23,841   --            23,841
  Portugal....................           --             --   --                --
  Spain.......................           --        107,522   --           107,522
  United Kingdom..............       60,121          2,133   --            62,254
Securities Lending Collateral.           --    144,450,312   --       144,450,312
                               ------------ --------------   --    --------------
TOTAL......................... $195,959,811 $1,246,476,864   --    $1,442,436,675
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014


                                                              Shares     Value+
                                                              ------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of
  The DFA Investment Trust Company...........................         $ 77,633,954
Investment in Dimensional Emerging Markets Value Fund........           26,567,397
Investment in DFA International Small Cap Value Portfolio of
  DFA Investment Dimensions Group Inc........................ 490,444    9,588,177
                                                                      ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $104,616,352).....................................          113,789,528
                                                                      ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $104,616,352).....................................         $113,789,528
                                                                      ============

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $113,789,528   --      --    $113,789,528
                                    ------------   --      --    ------------
   TOTAL........................... $113,789,528   --      --    $113,789,528
                                    ============   ==      ==    ============


                See accompanying Notes to Financial Statements.

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014


                                                               Shares      Value+
                                                              --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA International Small Cap Value Portfolio of
  DFA Investment Dimensions Group Inc........................ 4,787,335 $ 93,592,398
Investment in Dimensional Emerging Markets Value Fund........             34,756,718
Investment in International Vector Equity Portfolio of
  DFA Investment Dimensions Group Inc........................ 1,205,268   13,571,316
Investment in The Emerging Markets Small Cap Series of
  The DFA Investment Trust Company...........................              9,043,760
                                                                        ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $144,053,325).....................................            150,964,192
                                                                        ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $144,053,325).....................................           $150,964,192
                                                                        ============

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $150,964,192   --      --    $150,964,192
                                    ------------   --      --    ------------
   TOTAL........................... $150,964,192   --      --    $150,964,192
                                    ============   ==      ==    ============


                See accompanying Notes to Financial Statements.

                      WORLD EX U.S. CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014


                                                            Shares      Value+
                                                          ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 25,721,741 $312,519,151
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc....................  4,644,337   93,258,277
                                                                     ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $407,876,986).................................             405,777,428
                                                                     ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $407,876,986).................................            $405,777,428
                                                                     ============

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $405,777,428   --      --    $405,777,428
                                    ------------   --      --    ------------
   TOTAL........................... $405,777,428   --      --    $405,777,428
                                    ============   ==      ==    ============


                See accompanying Notes to Financial Statements.

                          WORLD CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014

                                                           Shares     Value+
                                                          --------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.................... 2,165,013 $38,342,379
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 2,403,932  29,207,774
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc....................   403,210   8,096,465
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $78,254,054)..................................            75,646,618
                                                                    -----------
TEMPORARY CASH INVESTMENTS -- (0.0%)
State Street Institutional Liquid Reserves, 0.077%
  (Cost $35,161).........................................    35,161      35,161
                                                                    -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $78,289,215)..................................           $75,681,779
                                                                    ===========

Summary of the Fund's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                                     ---------------------------------------
                                       Level 1    Level 2 Level 3    Total
                                     -----------  ------- ------- -----------
    Affiliated Investment Companies. $75,646,618    --      --    $75,646,618
    Temporary Cash Investments......      35,161    --      --         35,161
                                     -----------    --      --    -----------
    TOTAL........................... $75,681,779    --      --    $75,681,779
                                     ===========    ==      ==    ===========

                See accompanying Notes to Financial Statements.

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014

                                                           Shares      Value+
                                                          --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc.................... 3,703,600 $ 64,220,425
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 4,374,226   53,146,850
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 1,190,179   23,898,796
                                                                    ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $124,892,002).................................            141,266,071
                                                                    ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $124,892,002).................................           $141,266,071
                                                                    ============

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                   ------------------------------------------
                                     Level 1    Level 2  Level 3    Total
                                   ------------ -------- ------- ------------
  Affiliated Investment Companies. $141,266,071       --   --    $141,266,071
  Futures Contracts**.............       51,312       --   --          51,312
  Forward Currency Contracts**....           -- $638,471   --         638,471
                                   ------------ --------   --    ------------
  TOTAL........................... $141,317,383 $638,471   --    $141,955,854
                                   ============ ========   ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                               October 31, 2014

                          EMERGING MARKETS PORTFOLIO

                                                                 Value+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The Emerging Markets Series of
       The DFA Investment Trust Company..................... $4,080,491,363
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $2,936,204,861)............................. $4,080,491,363
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                                                                 Value+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The Emerging Markets Small Cap Series of
       The DFA Investment Trust Company..................... $4,861,063,765
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $4,385,025,944)............................. $4,861,063,765
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       EMERGING MARKETS VALUE PORTFOLIO

                                                                Value+
                                                            ---------------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in Dimensional Emerging Markets Value Fund.. $18,743,741,686
                                                            ---------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
         (Cost $18,506,989,599)............................ $18,743,741,686
                                                            ===============

Summary of the Portfolio's Master Fund's investments as of October 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------
COMMON STOCKS -- (87.8%)
BRAZIL -- (6.2%)
    AMBEV SA ADR........................................   9,300,659 $   62,128,402            0.4%
    Banco do Brasil SA..................................   3,629,612     40,618,726            0.3%
    BM&FBovespa SA......................................   9,686,489     42,623,863            0.3%
    Petroleo Brasileiro SA ADR..........................   3,836,209     44,883,645            0.3%
    Other Securities....................................                875,869,697            5.5%
                                                                     --------------           -----
TOTAL BRAZIL............................................              1,066,124,333            6.8%
                                                                     --------------           -----

CHILE -- (1.3%)
    Other Securities....................................                224,236,416            1.4%
                                                                     --------------           -----

CHINA -- (14.1%)
    Bank of China, Ltd. Class H......................... 157,471,702     75,373,982            0.5%
    China Construction Bank Corp. Class H............... 195,696,302    146,008,799            0.9%
    China Mobile, Ltd...................................   3,987,000     49,711,104            0.3%
#   China Mobile, Ltd. Sponsored ADR....................   1,861,391    115,573,767            0.7%
    CNOOC, Ltd..........................................  31,447,000     49,161,651            0.3%
#   CNOOC, Ltd. ADR.....................................     239,300     37,419,341            0.3%
    Industrial & Commercial Bank of China, Ltd. Class H. 200,441,725    132,825,859            0.9%
    Tencent Holdings, Ltd...............................   9,231,600    148,372,706            1.0%
    Other Securities....................................              1,659,270,901           10.5%
                                                                     --------------           -----
TOTAL CHINA.............................................              2,413,718,110           15.4%
                                                                     --------------           -----

COLOMBIA -- (0.5%)
    Other Securities....................................                 77,013,599            0.5%
                                                                     --------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................                 38,214,099            0.2%
                                                                     --------------           -----

EGYPT -- (0.1%)
    Other Securities....................................                 11,209,468            0.1%
                                                                     --------------           -----

GREECE -- (0.4%)
    Other Securities....................................                 75,174,054            0.5%
                                                                     --------------           -----

HONG KONG -- (0.0%)
    Other Securities....................................                    180,757            0.0%
                                                                     --------------           -----

HUNGARY -- (0.2%)
    Other Securities....................................                 33,286,857            0.2%
                                                                     --------------           -----

INDIA -- (8.7%)
    HDFC Bank, Ltd......................................   2,994,559     44,629,222            0.3%
#   Infosys, Ltd. Sponsored ADR.........................     875,587     58,541,747            0.4%
    Reliance Industries, Ltd............................   3,980,031     64,496,597            0.4%
    Tata Consultancy Services, Ltd......................     972,691     41,495,249            0.3%
    Other Securities....................................              1,288,652,946            8.1%
                                                                     --------------           -----
TOTAL INDIA.............................................              1,497,815,761            9.5%
                                                                     --------------           -----

INDONESIA -- (2.8%)
    Astra International Tbk PT..........................  72,654,500     40,738,177            0.3%
    Other Securities....................................                438,370,964            2.7%
                                                                     --------------           -----
TOTAL INDONESIA.........................................                479,109,141            3.0%
                                                                     --------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           Percentage
                                                 Shares      Value++     of Net Assets**
                                                 ------      -------     ---------------
MALAYSIA -- (4.3%)
    Malayan Banking Bhd....................... 16,366,740 $   48,283,910            0.3%
    Other Securities..........................               681,135,791            4.3%
                                                          --------------           -----
TOTAL MALAYSIA................................               729,419,701            4.6%
                                                          --------------           -----

MEXICO -- (5.0%)
    Alfa S.A.B. de C.V. Class A............... 12,848,389     41,017,525            0.3%
#   America Movil S.A.B. de C.V. Series L ADR.  3,035,166     74,088,401            0.5%
#*  Cemex S.A.B. de C.V. Sponsored ADR........  6,484,813     79,763,198            0.5%
    Fomento Economico Mexicano S.A.B. de C.V.
     Sponsored ADR............................    599,632     57,708,584            0.4%
    Grupo Financiero Banorte S.A.B. de C.V....  8,504,555     54,502,411            0.3%
#   Grupo Mexico S.A.B. de C.V. Series B...... 16,098,780     55,411,005            0.4%
    Grupo Televisa S.A.B. Sponsored ADR.......  1,810,392     65,427,567            0.4%
    Other Securities..........................               437,898,901            2.7%
                                                          --------------           -----
TOTAL MEXICO..................................               865,817,592            5.5%
                                                          --------------           -----

PERU -- (0.1%)
    Other Securities..........................                23,298,299            0.2%
                                                          --------------           -----

PHILIPPINES -- (1.3%)
    Other Securities..........................               228,026,975            1.5%
                                                          --------------           -----

POLAND -- (1.8%)
    Other Securities..........................               307,892,448            2.0%
                                                          --------------           -----

RUSSIA -- (1.7%)
    Gazprom OAO Sponsored ADR................. 11,798,088     78,171,913            0.5%
    Other Securities..........................               206,406,811            1.3%
                                                          --------------           -----
TOTAL RUSSIA..................................               284,578,724            1.8%
                                                          --------------           -----

SOUTH AFRICA -- (7.3%)
    Bidvest Group, Ltd. (The).................  1,505,451     41,432,531            0.3%
    FirstRand, Ltd............................ 10,566,034     45,257,744            0.3%
    MTN Group, Ltd............................  4,967,624    109,998,339            0.7%
    Naspers, Ltd. Class N.....................    654,201     81,597,924            0.5%
    Sanlam, Ltd...............................  8,139,212     51,432,006            0.3%
    Sasol, Ltd................................    994,736     49,672,340            0.3%
    Sasol, Ltd. Sponsored ADR.................    983,103     49,341,940            0.3%
#   Standard Bank Group, Ltd..................  4,181,964     52,662,521            0.3%
#   Steinhoff International Holdings, Ltd.....  9,553,168     48,874,104            0.3%
    Other Securities..........................               720,543,679            4.7%
                                                          --------------           -----
TOTAL SOUTH AFRICA............................             1,250,813,128            8.0%
                                                          --------------           -----

SOUTH KOREA -- (13.4%)
    Hana Financial Group, Inc.................  1,140,149     39,483,163            0.3%
    Hyundai Motor Co..........................    364,834     57,892,430            0.4%
#   Naver Corp................................     60,144     42,559,210            0.3%
    POSCO ADR.................................    511,345     36,591,848            0.3%
    Samsung Electronics Co., Ltd..............    348,260    406,120,741            2.6%
#*  SK Hynix, Inc.............................  1,223,154     54,545,683            0.4%
    Other Securities..........................             1,667,152,633           10.4%
                                                          --------------           -----
TOTAL SOUTH KOREA.............................             2,304,345,708           14.7%
                                                          --------------           -----

SPAIN -- (0.0%)
    Other Securities..........................                   710,343            0.0%
                                                          --------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                         Percentage
                                                              Shares       Value++     of Net Assets**
                                                              ------       -------     ---------------
TAIWAN -- (13.3%)
    Hon Hai Precision Industry Co., Ltd.................... 44,256,377 $   140,071,295            0.9%
#   Taiwan Semiconductor Manufacturing Co., Ltd............ 40,714,652     176,492,743            1.1%
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
     ADR...................................................  3,587,659      79,000,251            0.5%
    Other Securities.......................................              1,888,459,319           12.0%
                                                                       ---------------           -----
TOTAL TAIWAN...............................................              2,284,023,608           14.5%
                                                                       ---------------           -----

THAILAND -- (3.1%)
    PTT PCL................................................  3,548,380      40,092,227            0.3%
    Other Securities.......................................                485,581,506            3.0%
                                                                       ---------------           -----
TOTAL THAILAND.............................................                525,673,733            3.3%
                                                                       ---------------           -----

TURKEY -- (2.0%)
    Other Securities.......................................                350,405,567            2.2%
                                                                       ---------------           -----
TOTAL COMMON STOCKS........................................             15,071,088,421           95.9%
                                                                       ---------------           -----

PREFERRED STOCKS -- (3.1%)
BRAZIL -- (3.0%)
    Banco Bradesco SA......................................  2,851,473      42,951,675            0.3%
#   Banco Bradesco SA ADR..................................  5,097,969      76,367,571            0.5%
    Itau Unibanco Holding SA...............................  3,529,263      52,373,393            0.4%
    Itau Unibanco Holding SA ADR...........................  6,110,461      90,190,404            0.6%
    Petroleo Brasileiro SA Sponsored ADR...................  5,128,535      62,721,983            0.4%
    Other Securities.......................................                193,832,482            1.1%
                                                                       ---------------           -----
TOTAL BRAZIL...............................................                518,437,508            3.3%
                                                                       ---------------           -----

CHILE -- (0.0%)
    Other Securities.......................................                  1,292,018            0.0%
                                                                       ---------------           -----

COLOMBIA -- (0.1%)
    Other Securities.......................................                 17,751,681            0.1%
                                                                       ---------------           -----
TOTAL PREFERRED STOCKS.....................................                537,481,207            3.4%
                                                                       ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
    Other Securities.......................................                      1,578            0.0%
                                                                       ---------------           -----

HONG KONG -- (0.0%)
    Other Securities.......................................                    589,439            0.0%
                                                                       ---------------           -----

INDONESIA -- (0.0%)
    Other Securities.......................................                      4,004            0.0%
                                                                       ---------------           -----

MALAYSIA -- (0.0%)
    Other Securities.......................................                         --            0.0%
                                                                       ---------------           -----

POLAND -- (0.0%)
    Other Securities.......................................                      4,672            0.0%
                                                                       ---------------           -----

SOUTH KOREA -- (0.0%)
    Other Securities.......................................                     12,479            0.0%
                                                                       ---------------           -----

TAIWAN -- (0.0%)
    Other Securities.......................................                      1,231            0.0%
                                                                       ---------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                      Percentage
                                          Shares        Value++     of Net Assets**
                                          ------        -------     ---------------
THAILAND -- (0.0%)
        Other Securities...............             $       141,300            0.0%
                                                    ---------------          ------
TOTAL RIGHTS/WARRANTS..................                     754,703            0.0%
                                                    ---------------          ------

                                                        Value+
                                            -           ------             -
SECURITIES LENDING COLLATERAL -- (9.1%)
(S)@    DFA Short Term Investment Fund. 134,800,951   1,559,646,998            9.9%
                                                    ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $15,821,830,424).............               $17,168,971,329          109.2%
                                                    ===============          ======

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Brazil...................... $  336,497,923 $   729,626,410   --    $ 1,066,124,333
  Chile.......................     63,360,193     160,876,223   --        224,236,416
  China.......................    256,973,549   2,156,744,561   --      2,413,718,110
  Colombia....................     77,013,599              --   --         77,013,599
  Czech Republic..............             --      38,214,099   --         38,214,099
  Egypt.......................             --      11,209,468   --         11,209,468
  Greece......................      1,939,009      73,235,045   --         75,174,054
  Hong Kong...................             --         180,757   --            180,757
  Hungary.....................        245,839      33,041,018   --         33,286,857
  India.......................    154,248,766   1,343,566,995   --      1,497,815,761
  Indonesia...................     18,275,402     460,833,739   --        479,109,141
  Malaysia....................          2,543     729,417,158   --        729,419,701
  Mexico......................    865,718,529          99,063   --        865,817,592
  Peru........................     23,298,299              --   --         23,298,299
  Philippines.................      5,515,795     222,511,180   --        228,026,975
  Poland......................             --     307,892,448   --        307,892,448
  Russia......................      8,164,696     276,414,028   --        284,578,724
  South Africa................     94,442,565   1,156,370,563   --      1,250,813,128
  South Korea.................    112,829,958   2,191,515,750   --      2,304,345,708
  Spain.......................        710,343              --   --            710,343
  Taiwan......................    107,784,054   2,176,239,554   --      2,284,023,608
  Thailand....................    525,673,733              --   --        525,673,733
  Turkey......................      5,503,487     344,902,080   --        350,405,567
Preferred Stocks
  Brazil......................    264,637,009     253,800,499   --        518,437,508
  Chile.......................             --       1,292,018   --          1,292,018
  Colombia....................     17,751,681              --   --         17,751,681
Rights/Warrants
  Brazil......................             --           1,578   --              1,578
  Hong Kong...................             --         589,439   --            589,439
  Indonesia...................             --           4,004   --              4,004
  Malaysia....................             --              --   --                 --
  Poland......................             --           4,672   --              4,672
  South Korea.................             --          12,479   --             12,479
  Taiwan......................             --           1,231   --              1,231
  Thailand....................             --         141,300   --            141,300
Securities Lending Collateral.             --   1,559,646,998   --      1,559,646,998
                               -------------- ---------------   --    ---------------
TOTAL......................... $2,940,586,972 $14,228,384,357   --    $17,168,971,329
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2014
          (Amounts in thousands, except share and per share amounts)

                                                                     Enhanced U.S.
                                                                         Large     U.S. Large Cap
                                                                        Company        Equity     U.S. Large Cap
                                                                       Portfolio     Portfolio*   Value Portfolio
                                                                     ------------- -------------- ---------------
ASSETS:
Investments in Affiliated Investment Company at Value...............           --             --  $   15,138,176
Investments at Value (including $2,693, $9,261, $0 and
 $1,036,309 of securities on loan, respectively).................... $    212,207   $    262,248              --
Temporary Cash Investments at Value & Cost..........................           --          1,462              --
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................        2,758          9,300              --
Cash................................................................        8,088             65              --
Receivables:
  Investment Securities/Affiliated Investment Company Sold..........           --             --              --
  Dividends, Interest and Tax Reclaims..............................        1,005            259              --
  Securities Lending Income.........................................           --              4              --
  Fund Shares Sold..................................................          189         12,685          18,115
  Futures Margin Variation..........................................        2,343             --              --
Unrealized Gain on Forward Currency Contracts.......................          244             --              --
Prepaid Expenses and Other Assets...................................           12             11             100
                                                                     ------------   ------------  --------------
    Total Assets....................................................      226,846        286,034      15,156,391
                                                                     ------------   ------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................        2,758          9,300              --
  Investment Securities/Affiliated Investment Company
   Purchased........................................................        7,159          1,505              --
  Fund Shares Redeemed..............................................          120            226           6,970
  Due to Advisor....................................................           35             26           1,832
Unrealized Loss on Forward Currency Contracts.......................           39             --              --
Accrued Expenses and Other Liabilities..............................           16             22             608
                                                                     ------------   ------------  --------------
    Total Liabilities...............................................       10,127         11,079           9,410
                                                                     ------------   ------------  --------------
NET ASSETS.......................................................... $    216,719   $    274,955  $   15,146,981
                                                                     ============   ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Class R1 Shares -- based on net assets of $0; $0; $0 and
 $16,971 and shares outstanding of 0; 0; 0 and 731,895,
 respectively.......................................................          N/A            N/A             N/A
                                                                     ============   ============  ==============
NUMBER OF SHARES AUTHORIZED.........................................          N/A            N/A             N/A
                                                                     ============   ============  ==============
Class R2 Shares -- based on net assets of $0; $0; $0 and
 $82,977 and shares outstanding of 0; 0; 0 and 3,589,366,
 respectively.......................................................          N/A            N/A             N/A
                                                                     ============   ============  ==============
NUMBER OF SHARES AUTHORIZED.........................................          N/A            N/A             N/A
                                                                     ============   ============  ==============
Institutional Class Shares -- based on net assets of $216,719;
 $274,955; $15,146,981 and $5,490,959 and shares
 outstanding of 15,874,939; 21,735,115; 448,845,985 and
 237,045,635, respectively.......................................... $      13.65   $      12.65  $        33.75
                                                                     ============   ============  ==============
NUMBER OF SHARES AUTHORIZED.........................................  300,000,000    100,000,000   2,000,000,000
                                                                     ============   ============  ==============
Investments in Affiliated Investment Company at Cost................ $         --   $         --  $    9,823,414
                                                                     ============   ============  ==============
Investments at Cost................................................. $    207,934   $    226,852  $           --
                                                                     ============   ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $    184,906   $    238,506  $    9,713,491
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).............................................          149            502          32,662
Accumulated Net Realized Gain (Loss)................................       20,138            551          86,066
Net Unrealized Foreign Exchange Gain (Loss).........................          191             --              --
Net Unrealized Appreciation (Depreciation)..........................       11,335         35,396       5,314,762
                                                                     ------------   ------------  --------------
NET ASSETS.......................................................... $    216,719   $    274,955  $   15,146,981
                                                                     ============   ============  ==============


                                                                      U.S. Targeted
                                                                     Value Portfolio*
                                                                     ----------------
ASSETS:
Investments in Affiliated Investment Company at Value...............             --
Investments at Value (including $2,693, $9,261, $0 and
 $1,036,309 of securities on loan, respectively)....................   $  5,574,818
Temporary Cash Investments at Value & Cost..........................         14,280
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................      1,024,559
Cash................................................................         15,714
Receivables:
  Investment Securities/Affiliated Investment Company Sold..........          7,515
  Dividends, Interest and Tax Reclaims..............................          2,171
  Securities Lending Income.........................................            373
  Fund Shares Sold..................................................          5,112
  Futures Margin Variation..........................................             --
Unrealized Gain on Forward Currency Contracts.......................             --
Prepaid Expenses and Other Assets...................................             46
                                                                       ------------
    Total Assets....................................................      6,644,588
                                                                       ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................      1,024,559
  Investment Securities/Affiliated Investment Company
   Purchased........................................................         17,070
  Fund Shares Redeemed..............................................         10,140
  Due to Advisor....................................................          1,558
Unrealized Loss on Forward Currency Contracts.......................             --
Accrued Expenses and Other Liabilities..............................            354
                                                                       ------------
    Total Liabilities...............................................      1,053,681
                                                                       ------------
NET ASSETS..........................................................   $  5,590,907
                                                                       ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Class R1 Shares -- based on net assets of $0; $0; $0 and
 $16,971 and shares outstanding of 0; 0; 0 and 731,895,
 respectively.......................................................   $      23.19
                                                                       ============
NUMBER OF SHARES AUTHORIZED.........................................    100,000,000
                                                                       ============
Class R2 Shares -- based on net assets of $0; $0; $0 and
 $82,977 and shares outstanding of 0; 0; 0 and 3,589,366,
 respectively.......................................................   $      23.12
                                                                       ============
NUMBER OF SHARES AUTHORIZED.........................................    100,000,000
                                                                       ============
Institutional Class Shares -- based on net assets of $216,719;
 $274,955; $15,146,981 and $5,490,959 and shares
 outstanding of 15,874,939; 21,735,115; 448,845,985 and
 237,045,635, respectively..........................................   $      23.16
                                                                       ============
NUMBER OF SHARES AUTHORIZED.........................................    700,000,000
                                                                       ============
Investments in Affiliated Investment Company at Cost................   $         --
                                                                       ============
Investments at Cost.................................................   $  4,124,477
                                                                       ============
NET ASSETS CONSIST OF:
Paid-In Capital.....................................................   $  3,887,976
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).............................................          6,119
Accumulated Net Realized Gain (Loss)................................        246,471
Net Unrealized Foreign Exchange Gain (Loss).........................             --
Net Unrealized Appreciation (Depreciation)..........................      1,450,341
                                                                       ------------
NET ASSETS..........................................................   $  5,590,907
                                                                       ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2014
          (Amounts in thousands, except share and per share amounts)

                                                                         U.S. Core      U.S. Core     U.S. Vector
                                                       U.S. Small Cap     Equity 1       Equity 2       Equity
                                                      Value Portfolio*   Portfolio*     Portfolio*    Portfolio*
                                                      ---------------- -------------- -------------- --------------
ASSETS:
Investments at Value (including $2,011,364,
 $1,201,148, $1,605,031 and $534,724 of securities
 on loan, respectively)..............................  $   11,466,038  $   10,746,561 $   12,863,761 $    3,483,746
Temporary Cash Investments at Value & Cost...........          60,522          68,558         94,206         24,721
Collateral from Securities on Loan Invested in
 Affiliate at Value & Cost...........................       2,005,967       1,182,906      1,568,923        520,451
Cash.................................................              --           3,201          5,546          3,396
Receivables:
  Investment Securities Sold.........................          17,503             806            751            410
  Dividends, Interest and Tax Reclaims...............           3,553           9,614         10,701          2,253
  Securities Lending Income..........................             432             455            651            237
  Fund Shares Sold...................................           6,427           9,293          8,801          2,879
Prepaid Expenses and Other Assets....................              77              78             99             34
                                                       --------------  -------------- -------------- --------------
     Total Assets....................................      13,560,519      12,021,472     14,553,439      4,038,127
                                                       --------------  -------------- -------------- --------------
LIABILITIES:
Payables:
  Due to Custodian...................................              32              --             --             --
  Upon Return of Securities Loaned...................       2,005,967       1,182,906      1,568,923        520,451
  Investment Securities Purchased....................          27,902          49,810         57,486         13,935
  Fund Shares Redeemed...............................           9,062           5,936          5,177          1,410
  Due to Advisor.....................................           4,574           1,463          2,068            841
Accrued Expenses and Other Liabilities...............             676             527            609            171
                                                       --------------  -------------- -------------- --------------
     Total Liabilities...............................       2,048,213       1,240,642      1,634,263        536,808
                                                       --------------  -------------- -------------- --------------
NET ASSETS...........................................  $   11,512,306  $   10,780,830 $   12,919,176 $    3,501,319
                                                       ==============  ============== ============== ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $11,512,306; $10,780,830; $12,919,176 and
 $3,501,319 and shares outstanding of
 321,354,700; 608,690,638; 744,868,065 and
 205,523,101, respectively...........................  $        35.82  $        17.71 $        17.34 $        17.04
                                                       ==============  ============== ============== ==============
NUMBER OF SHARES AUTHORIZED..........................   1,700,000,000   1,500,000,000  2,300,000,000  1,000,000,000
                                                       ==============  ============== ============== ==============
Investments at Cost..................................  $    8,188,385  $    7,413,339 $    8,506,724 $    2,358,710
                                                       ==============  ============== ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital......................................  $    7,812,217  $    7,378,936 $    8,453,183 $    2,263,224
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................           3,960          19,703         22,013          4,499
Accumulated Net Realized Gain (Loss).................         418,476          48,969         86,943        108,560
Net Unrealized Appreciation (Depreciation)...........       3,277,653       3,333,222      4,357,037      1,125,036
                                                       --------------  -------------- -------------- --------------
NET ASSETS...........................................  $   11,512,306  $   10,780,830 $   12,919,176 $    3,501,319
                                                       ==============  ============== ============== ==============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2014
          (Amounts in thousands, except share and per share amounts)

                                                                                             DFA Real
                                                                                              Estate       Large Cap
                                                             U.S. Small Cap U.S. Micro Cap  Securities   International
                                                               Portfolio*     Portfolio*    Portfolio*    Portfolio*
                                                             -------------- -------------- ------------  -------------
ASSETS:
Investments at Value (including $2,183,092, $991,236,
 $733,454 and $187,140 of securities on loan,
 respectively).............................................. $    9,208,558 $    5,010,048 $  6,584,030  $  3,113,250
Temporary Cash Investments at Value & Cost..................         60,668         16,820       27,425            --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................      2,198,003      1,001,049      701,891       188,881
Foreign Currencies at Value.................................             --             --           --           887
Cash........................................................              8              1           --         7,480
Receivables:
  Investment Securities Sold................................         19,798         13,926           33            --
  Dividends, Interest and Tax Reclaims......................          2,711          1,636        4,986         6,468
  Securities Lending Income.................................          1,076            668          114           140
  Fund Shares Sold..........................................          3,939          7,461        5,045         2,363
Prepaid Expenses and Other Assets...........................             53             36           54            21
                                                             -------------- -------------- ------------  ------------
     Total Assets...........................................     11,494,814      6,051,645    7,323,578     3,319,490
                                                             -------------- -------------- ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      2,198,003      1,001,049      701,891       188,881
  Investment Securities Purchased...........................         41,472         15,934       10,641            67
  Fund Shares Redeemed......................................          4,586          3,370        2,093         1,827
  Due to Advisor............................................          2,556          1,994          830           639
Accrued Expenses and Other Liabilities......................            481            271          364           229
                                                             -------------- -------------- ------------  ------------
     Total Liabilities......................................      2,247,098      1,022,618      715,819       191,643
                                                             -------------- -------------- ------------  ------------
NET ASSETS.................................................. $    9,247,716 $    5,029,027 $  6,607,759  $  3,127,847
                                                             ============== ============== ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $9,247,716; $5,029,027; $6,607,759 and $3,127,847
 and shares outstanding of 294,721,795; 250,206,560;
 204,979,714 and 144,898,247, respectively.................. $        31.38 $        20.10 $      32.24  $      21.59
                                                             ============== ============== ============  ============
NUMBER OF SHARES AUTHORIZED.................................  1,000,000,000  1,500,000,000  700,000,000   500,000,000
                                                             ============== ============== ============  ============
Investments at Cost......................................... $    6,673,921 $    3,349,380 $  4,393,384  $  2,561,136
                                                             ============== ============== ============  ============
Foreign Currencies at Cost.................................. $           -- $           -- $         --  $        890
                                                             ============== ============== ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    6,457,485 $    3,093,645 $  4,621,934  $  2,809,203
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................          5,881          2,541       23,541         7,583
Accumulated Net Realized Gain (Loss)........................        249,713        272,173     (228,362)     (240,860)
Net Unrealized Foreign Exchange Gain (Loss).................             --             --           --          (190)
Net Unrealized Appreciation (Depreciation)..................      2,534,637      1,660,668    2,190,646       552,111
                                                             -------------- -------------- ------------  ------------
NET ASSETS.................................................. $    9,247,716 $    5,029,027 $  6,607,759  $  3,127,847
                                                             ============== ============== ============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2014
          (Amounts in thousands, except share and per share amounts)

                                                                             International   International  Japanese Small
                                                                              Core Equity        Small         Company
                                                                              Portfolio*        Company       Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value....................             --  $    8,831,558   $    508,413
Investments at Value (including $1,270,773, $0, $0 and $0 of securities on
 loan, respectively)....................................................... $   12,231,918              --             --
Temporary Cash.............................................................             --           9,752             --
Collateral from Securities on Loan Invested in Affiliate at Value & Cost...      1,313,053              --             --
Foreign Currencies at Value................................................          5,615              --             --
Cash.......................................................................         74,244              --             --
Receivables:
  Investment Securities Sold...............................................            435              --             --
  Dividends, Interest and Tax Reclaims.....................................         25,473              --             --
  Securities Lending Income................................................            939              --             --
  Fund Shares Sold.........................................................         22,866          12,543             83
Unrealized Gain on Foreign Currency Contracts..............................              4              --             --
Prepaid Expenses and Other Assets..........................................            120              45              8
                                                                            --------------  --------------   ------------
    Total Assets...........................................................     13,674,667       8,853,898        508,504
                                                                            --------------  --------------   ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.........................................      1,313,053              --             --
  Investment Securities Purchased..........................................         55,267              --             --
  Fund Shares Redeemed.....................................................          7,207           6,012            119
  Due to Advisor...........................................................          3,502           2,942            169
  Unrealized Loss on Foreign Currency Contracts............................            185              --             --
Accrued Expenses and Other Liabilities.....................................            911             427             26
                                                                            --------------  --------------   ------------
    Total Liabilities......................................................      1,380,125           9,381            314
                                                                            --------------  --------------   ------------
NET ASSETS................................................................. $   12,294,542  $    8,844,517   $    508,190
                                                                            ==============  ==============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Institutional Class Shares -- based on net assets of $12,294,542;
 $8,844,517; $508,190 and $364,117 and shares outstanding of
 1,011,887,141; 484,820,150; 26,534,841 and 15,916,240, respectively....... $        12.15  $        18.24   $      19.15
                                                                            ==============  ==============   ============
NUMBER OF SHARES AUTHORIZED................................................  2,000,000,000   1,500,000,000    100,000,000
                                                                            ==============  ==============   ============
Investments in Affiliated Investment Companies at Cost..................... $           --  $    7,805,376   $    492,147
                                                                            ==============  ==============   ============
Investments at Cost........................................................ $   11,070,295  $           --   $         --
                                                                            ==============  ==============   ============
Foreign Currencies at Cost................................................. $        5,656  $           --   $         --
                                                                            ==============  ==============   ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................................ $   11,399,671  $    7,513,994   $    551,447
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)........................................................         40,713          36,226          2,523
Accumulated Net Realized Gain (Loss).......................................       (306,816)        268,704        (61,922)
Net Unrealized Foreign Exchange Gain (Loss)................................           (608)           (589)          (124)
Net Unrealized Appreciation (Depreciation).................................      1,161,582       1,026,182         16,266
                                                                            --------------  --------------   ------------
NET ASSETS................................................................. $   12,294,542  $    8,844,517   $    508,190
                                                                            ==============  ==============   ============

                                                                            Asia Pacific
                                                                               Small
                                                                              Company
ASSETS:
Investments in Affiliated Investment Companies at Value.................... $    364,292
Investments at Value (including $1,270,773, $0, $0 and $0 of securities on
 loan, respectively).......................................................           --
Temporary Cash.............................................................           --
Collateral from Securities on Loan Invested in Affiliate at Value & Cost...           --
Foreign Currencies at Value................................................           --
Cash.......................................................................           --
Receivables:
  Investment Securities Sold...............................................           --
  Dividends, Interest and Tax Reclaims.....................................           --
  Securities Lending Income................................................           --
  Fund Shares Sold.........................................................           58
Unrealized Gain on Foreign Currency Contracts..............................           --
Prepaid Expenses and Other Assets..........................................            9
                                                                            ------------
    Total Assets...........................................................      364,359
                                                                            ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.........................................           --
  Investment Securities Purchased..........................................           --
  Fund Shares Redeemed.....................................................          101
  Due to Advisor...........................................................          122
  Unrealized Loss on Foreign Currency Contracts............................           --
Accrued Expenses and Other Liabilities.....................................           19
                                                                            ------------
    Total Liabilities......................................................          242
                                                                            ------------
NET ASSETS................................................................. $    364,117
                                                                            ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Institutional Class Shares -- based on net assets of $12,294,542;
 $8,844,517; $508,190 and $364,117 and shares outstanding of
 1,011,887,141; 484,820,150; 26,534,841 and 15,916,240, respectively....... $      22.88
                                                                            ============
NUMBER OF SHARES AUTHORIZED................................................  100,000,000
                                                                            ============
Investments in Affiliated Investment Companies at Cost..................... $    360,080
                                                                            ============
Investments at Cost........................................................ $         --
                                                                            ============
Foreign Currencies at Cost................................................. $         --
                                                                            ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................................ $    380,034
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)........................................................        7,045
Accumulated Net Realized Gain (Loss).......................................      (27,173)
Net Unrealized Foreign Exchange Gain (Loss)................................           (1)
Net Unrealized Appreciation (Depreciation).................................        4,212
                                                                            ------------
NET ASSETS................................................................. $    364,117
                                                                            ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2014
          (Amounts in thousands, except share and per share amounts)

                                                                                                DFA
                                                                  United      Continental  International  DFA Global
                                                               Kingdom Small     Small      Real Estate   Real Estate
                                                                  Company       Company     Securities    Securities
                                                                 Portfolio     Portfolio    Portfolio*     Portfolio
                                                               ------------- ------------  ------------- ------------
ASSETS:
Investments in Affiliated Investment Companies at Value....... $     35,057  $    169,046            --  $  3,300,166
Investments at Value (including $0, $0, $190,837, $0 and
 $988,066 of securities on loan, respectively)................           --            --  $  3,065,419            --
Temporary Cash Investments at Value & Cost....................           --            --            --         8,925
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost.................................................           --            --       198,808            --
Foreign Currencies at Value...................................           --            --           717            --
Cash..........................................................           --            --        20,031            --
Receivables:
  Investment Securities/Affiliated Investment Company
   Sold.......................................................           --            --           283            --
  Dividends, Interest and Tax Reclaims........................           --            --         9,292             1
  Securities Lending Income...................................           --            --           130            --
  Fund Shares Sold............................................           --            99         4,324         4,904
Unrealized Gain on Foreign Currency Contracts.................           --            --             1            --
Prepaid Expenses and Other Assets.............................            7            10            27            40
                                                               ------------  ------------  ------------  ------------
    Total Assets..............................................       35,064       169,155     3,299,032     3,314,036
                                                               ------------  ------------  ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned............................           --            --       198,808            --
  Investment Securities/Affiliated Investment Company
   Purchased..................................................           --            --        10,145         5,300
  Fund Shares Redeemed........................................           --           128           455         3,034
  Due to Advisor..............................................           10            56           875            51
Unrealized Loss on Foreign Currency Contracts.................           --            --           151            --
Accrued Expenses and Other Liabilities........................            4            10           222           179
                                                               ------------  ------------  ------------  ------------
    Total Liabilities.........................................           14           194       210,656         8,564
                                                               ------------  ------------  ------------  ------------
NET ASSETS.................................................... $     35,050  $    168,961  $  3,088,376  $  3,305,472
                                                               ============  ============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of $35,050;
 $168,961; $3,088,376; $3,305,472 and $11,684,771 and
 shares outstanding of 975,775; 8,734,430; 548,726,426;
 310,892,904 and 597,749,808, respectively.................... $      35.92  $      19.34  $       5.63  $      10.63
                                                               ============  ============  ============  ============
NUMBER OF SHARES AUTHORIZED...................................  100,000,000   100,000,000   700,000,000   500,000,000
                                                               ============  ============  ============  ============
Investments in Affiliated Investment Companies at Cost........ $     23,694  $    144,331  $         --  $  2,628,854
                                                               ============  ============  ============  ============
Investments at Cost........................................... $         --  $         --  $  2,698,301  $         --
                                                               ============  ============  ============  ============
Foreign Currencies at Cost.................................... $         --  $         --  $        721  $         --
                                                               ============  ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................... $     21,546  $    165,175  $  3,113,303  $  2,649,228
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)....................................          106           119      (153,170)       21,784
Accumulated Net Realized Gain (Loss)..........................        2,032       (21,168)     (238,590)      (36,852)
Net Unrealized Foreign Exchange Gain (Loss)...................            3           120          (281)           --
Net Unrealized Appreciation (Depreciation)....................       11,363        24,715       367,114       671,312
                                                               ------------  ------------  ------------  ------------
NET ASSETS.................................................... $     35,050  $    168,961  $  3,088,376  $  3,305,472
                                                               ============  ============  ============  ============

                                                                     DFA
                                                                International
                                                                  Small Cap
                                                               Value Portfolio*
                                                               ----------------
ASSETS:
Investments in Affiliated Investment Companies at Value.......              --
Investments at Value (including $0, $0, $190,837, $0 and
 $988,066 of securities on loan, respectively)................  $   11,620,902
Temporary Cash Investments at Value & Cost....................              --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost.................................................       1,064,003
Foreign Currencies at Value...................................          28,811
Cash..........................................................          11,527
Receivables:
  Investment Securities/Affiliated Investment Company
   Sold.......................................................           9,978
  Dividends, Interest and Tax Reclaims........................          29,193
  Securities Lending Income...................................           1,089
  Fund Shares Sold............................................           7,407
Unrealized Gain on Foreign Currency Contracts.................               2
Prepaid Expenses and Other Assets.............................              85
                                                                --------------
    Total Assets..............................................      12,772,997
                                                                --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned............................       1,064,003
  Investment Securities/Affiliated Investment Company
   Purchased..................................................          12,746
  Fund Shares Redeemed........................................           4,200
  Due to Advisor..............................................           6,300
Unrealized Loss on Foreign Currency Contracts.................             191
Accrued Expenses and Other Liabilities........................             786
                                                                --------------
    Total Liabilities.........................................       1,088,226
                                                                --------------
NET ASSETS....................................................  $   11,684,771
                                                                ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of $35,050;
 $168,961; $3,088,376; $3,305,472 and $11,684,771 and
 shares outstanding of 975,775; 8,734,430; 548,726,426;
 310,892,904 and 597,749,808, respectively....................  $        19.55
                                                                ==============
NUMBER OF SHARES AUTHORIZED...................................   2,300,000,000
                                                                ==============
Investments in Affiliated Investment Companies at Cost........  $           --
                                                                ==============
Investments at Cost...........................................  $   10,060,182
                                                                ==============
Foreign Currencies at Cost....................................  $       29,123
                                                                ==============
NET ASSETS CONSIST OF:
Paid-In Capital...............................................  $    9,902,122
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)....................................          20,577
Accumulated Net Realized Gain (Loss)..........................         202,416
Net Unrealized Foreign Exchange Gain (Loss)...................            (752)
Net Unrealized Appreciation (Depreciation)....................       1,560,408
                                                                --------------
NET ASSETS....................................................  $   11,684,771
                                                                ==============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2014
          (Amounts in thousands, except share and per share amounts)

                                                                     International                 World ex U.S.  World ex U.S.
                                                                     Vector Equity  World ex U.S.  Targeted Value  Core Equity
                                                                      Portfolio*   Value Portfolio   Portfolio      Portfolio
                                                                     ------------- --------------- -------------- -------------
ASSETS:
Investments in Affiliated Investment Companies at Value.............           --   $    113,790    $    150,964  $    405,777
Investments at Value (including $139,049, $0, $0, $0 and $0 of
 securities on loan, respectively).................................. $  1,297,986             --              --            --
Temporary Cash Investments at Value & Cost..........................           --             --              --            --
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................      144,450             --              --            --
Foreign Currencies at Value.........................................          759             --              --            --
Cash................................................................        5,192            124             107         1,539
Receivables:
  Investment Securities Sold........................................           34             --              --            --
  Dividends, Interest and Tax Reclaims..............................        2,867             --              --            --
  Securities Lending Income.........................................          109             --              --            --
  Fund Shares Sold..................................................        2,203             97             119           677
  From Advisor......................................................           --             --              --            23
Prepaid Expenses and Other Assets...................................           21             11              19            16
                                                                     ------------   ------------    ------------  ------------
    Total Assets....................................................    1,453,621        114,022         151,209       408,032
                                                                     ------------   ------------    ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................      144,450             --              --            --
  Investment Securities Purchased...................................        2,523             17              32         1,339
  Fund Shares Redeemed..............................................          511             10              50             9
  Due to Advisor....................................................          482             39              16            --
Unrealized Loss on Foreign Currency Contracts.......................            2             --              --            --
Accrued Expenses and Other Liabilities..............................          100              5              15            36
                                                                     ------------   ------------    ------------  ------------
    Total Liabilities...............................................      148,068             71             113         1,384
                                                                     ------------   ------------    ------------  ------------
NET ASSETS.......................................................... $  1,305,553   $    113,951    $    151,096  $    406,648
                                                                     ============   ============    ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Institutional Class Shares -- based on net assets of $1,305,553;
 $113,951; $151,096; $406,648 and $75,707 and shares
 outstanding of 115,931,127; 9,967,506; 12,511,669;
 38,752,388 and 5,680,133, respectively............................. $      11.26   $      11.43    $      12.08  $      10.49
                                                                     ============   ============    ============  ============
NUMBER OF SHARES AUTHORIZED.........................................  500,000,000    100,000,000     100,000,000   100,000,000
                                                                     ============   ============    ============  ============
Investments in Affiliated Investment Companies at Cost.............. $         --   $    104,616    $    144,053  $    407,877
                                                                     ============   ============    ============  ============
Investments at Cost................................................. $  1,142,139   $         --    $         --  $         --
                                                                     ============   ============    ============  ============
Foreign Currencies at Cost.......................................... $        763   $         --    $         --  $         --
                                                                     ============   ============    ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $  1,133,748   $    106,315    $    145,500  $    409,000
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).............................................        4,680            343             218            (2)
Accumulated Net Realized Gain (Loss)................................       11,355         (1,837)         (1,533)         (250)
Net Unrealized Foreign Exchange Gain (Loss).........................          (73)           (44)             --            --
Net Unrealized Appreciation (Depreciation)..........................      155,843          9,174           6,911        (2,100)
                                                                     ------------   ------------    ------------  ------------
NET ASSETS.......................................................... $  1,305,553   $    113,951    $    151,096  $    406,648
                                                                     ============   ============    ============  ============

                                                                      World Core
                                                                        Equity
                                                                      Portfolio
                                                                     ------------
ASSETS:
Investments in Affiliated Investment Companies at Value............. $     75,647
Investments at Value (including $139,049, $0, $0, $0 and $0 of
 securities on loan, respectively)..................................           --
Temporary Cash Investments at Value & Cost..........................           35
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................           --
Foreign Currencies at Value.........................................           --
Cash................................................................           --
Receivables:
  Investment Securities Sold........................................           --
  Dividends, Interest and Tax Reclaims..............................           --
  Securities Lending Income.........................................           --
  Fund Shares Sold..................................................           --
  From Advisor......................................................           28
Prepaid Expenses and Other Assets...................................            7
                                                                     ------------
    Total Assets....................................................       75,717
                                                                     ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................           --
  Investment Securities Purchased...................................           --
  Fund Shares Redeemed..............................................           --
  Due to Advisor....................................................           --
Unrealized Loss on Foreign Currency Contracts.......................           --
Accrued Expenses and Other Liabilities..............................           10
                                                                     ------------
    Total Liabilities...............................................           10
                                                                     ------------
NET ASSETS.......................................................... $     75,707
                                                                     ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Institutional Class Shares -- based on net assets of $1,305,553;
 $113,951; $151,096; $406,648 and $75,707 and shares
 outstanding of 115,931,127; 9,967,506; 12,511,669;
 38,752,388 and 5,680,133, respectively............................. $      13.33
                                                                     ============
NUMBER OF SHARES AUTHORIZED.........................................  100,000,000
                                                                     ============
Investments in Affiliated Investment Companies at Cost.............. $     78,254
                                                                     ============
Investments at Cost................................................. $         --
                                                                     ============
Foreign Currencies at Cost.......................................... $         --
                                                                     ============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $     78,074
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).............................................           --
Accumulated Net Realized Gain (Loss)................................          240
Net Unrealized Foreign Exchange Gain (Loss).........................           --
Net Unrealized Appreciation (Depreciation)..........................       (2,607)
                                                                     ------------
NET ASSETS.......................................................... $     75,707
                                                                     ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2014
          (Amounts in thousands, except share and per share amounts)

                                                                           Selectively                  Emerging
                                                                          Hedged Global   Emerging       Markets
                                                                             Equity        Markets      Small Cap
                                                                            Portfolio     Portfolio     Portfolio
                                                                          ------------- ------------  ------------
ASSETS:
Investments in Affiliated Investment Companies at Value.................. $    141,266  $  4,080,491  $  4,861,064
Investments at Value (including $0, $0, $0, $0 and $2,020,097 of
 securities on loan, respectively).......................................           --            --            --
Temporary Cash...........................................................        5,756            --            --
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.           --            --            --
Segregated Cash for Futures Contracts....................................          235            --            --
Foreign Currencies at Value..............................................           --            --            --
Cash.....................................................................           --            --            --
Receivables:
 Investment Securities/Affiliated Investment Companies Sold..............           --            --            --
 Dividends, Interest and Tax Reclaims....................................           --            --            --
 Securities Lending Income...............................................           --            --            --
 Fund Shares Sold........................................................           --         5,607         2,337
 From Advisor............................................................            2            --            --
 Futures Margin Variation................................................           58            --            --
Unrealized Gain on Forward Currency Contracts............................          638            --            --
Prepaid Expenses and Other Assets........................................           13            30            50
                                                                          ------------  ------------  ------------
    Total Assets.........................................................      147,968     4,086,128     4,863,451
                                                                          ------------  ------------  ------------
LIABILITIES:
Payables:
 Upon Return of Securities Loaned........................................           --            --            --
 Investment Securities/Affiliated Investment Companies Purchased.........          300            --            --
 Fund Shares Redeemed....................................................          383        10,866           810
 Due to Advisor..........................................................           --         1,349         1,835
Unrealized Loss on Foreign Currency Contracts............................           --            --            --
Accrued Expenses and Other Liabilities...................................            9           215           203
                                                                          ------------  ------------  ------------
    Total Liabilities....................................................          692        12,430         2,848
                                                                          ------------  ------------  ------------
NET ASSETS............................................................... $    147,276  $  4,073,698  $  4,860,603
                                                                          ============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Class R2 Shares -- based on net assets of $0; $0; $0; $99,066 and $0
 and shares outstanding of 0; 0; 0; 3,564,838 and 0, respectively........          N/A           N/A           N/A
                                                                          ============  ============  ============
Institutional Class Shares -- based on net assets of $147,276;
 $4,073,698; $4,860,603; $18,647,276 and $15,727,547 and shares outstanding of 10,370,147; 152,931,698; 226,969,296; 670,453,061
 and 783,404,911, respectively........................................... $      14.20  $      26.64  $      21.42
                                                                          ============  ============  ============
NUMBER OF SHARES AUTHORIZED..............................................  100,000,000   500,000,000   500,000,000
                                                                          ============  ============  ============
Investments in Affiliated Investment Companies at Cost................... $    124,892  $  2,936,205  $  4,385,026
                                                                          ============  ============  ============
Investments at Cost...................................................... $         --  $         --  $         --
                                                                          ============  ============  ============
Foreign Currencies at Cost............................................... $         --  $         --  $         --
                                                                          ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................................... $    125,440  $  2,949,124  $  4,296,559
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)......................................................        3,031         6,653         7,565
Accumulated Net Realized Gain (Loss).....................................        1,742       (26,314)       80,669
Net Unrealized Foreign Exchange Gain (Loss)..............................          638           (51)         (228)
Net Unrealized Appreciation (Depreciation)...............................       16,425     1,144,286       476,038
                                                                          ------------  ------------  ------------
NET ASSETS............................................................... $    147,276  $  4,073,698  $  4,860,603
                                                                          ============  ============  ============

                                                                                             Emerging
                                                                             Emerging      Markets Core
                                                                           Markets Value      Equity
                                                                             Portfolio      Portfolio*
                                                                          --------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at Value.................. $   18,743,742              --
Investments at Value (including $0, $0, $0, $0 and $2,020,097 of
 securities on loan, respectively).......................................             --  $   15,609,324
Temporary Cash...........................................................             --              --
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.             --       1,559,647
Segregated Cash for Futures Contracts....................................             --              --
Foreign Currencies at Value..............................................             --          17,742
Cash.....................................................................             --          91,653
Receivables:
 Investment Securities/Affiliated Investment Companies Sold..............             --           1,250
 Dividends, Interest and Tax Reclaims....................................             --          13,732
 Securities Lending Income...............................................             --           3,328
 Fund Shares Sold........................................................         17,245          18,176
 From Advisor............................................................             --              --
 Futures Margin Variation................................................             --              --
Unrealized Gain on Forward Currency Contracts............................             --              --
Prepaid Expenses and Other Assets........................................             68              91
                                                                          --------------  --------------
    Total Assets.........................................................     18,761,055      17,314,943
                                                                          --------------  --------------
LIABILITIES:
Payables:
 Upon Return of Securities Loaned........................................             --       1,559,647
 Investment Securities/Affiliated Investment Companies Purchased.........             --          10,304
 Fund Shares Redeemed....................................................          7,771           8,693
 Due to Advisor..........................................................          6,275           7,152
Unrealized Loss on Foreign Currency Contracts............................             --              15
Accrued Expenses and Other Liabilities...................................            667           1,585
                                                                          --------------  --------------
    Total Liabilities....................................................         14,713       1,587,396
                                                                          --------------  --------------
NET ASSETS............................................................... $   18,746,342  $   15,727,547
                                                                          ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Class R2 Shares -- based on net assets of $0; $0; $0; $99,066 and $0
 and shares outstanding of 0; 0; 0; 3,564,838 and 0, respectively........ $        27.79             N/A
                                                                          ==============  ==============
Institutional Class Shares -- based on net assets of $147,276;
 $4,073,698; $4,860,603; $18,647,276 and $15,727,547 and shares outstanding of 10,370,147; 152,931,698; 226,969,296; 670,453,061
 and 783,404,911, respectively........................................... $        27.81  $        20.08
                                                                          ==============  ==============
NUMBER OF SHARES AUTHORIZED..............................................  1,500,000,000   1,000,000,000
                                                                          ==============  ==============
Investments in Affiliated Investment Companies at Cost................... $   18,506,990  $           --
                                                                          ==============  ==============
Investments at Cost...................................................... $           --  $   14,262,183
                                                                          ==============  ==============
Foreign Currencies at Cost............................................... $           --  $       17,745
                                                                          ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................................... $   19,017,206  $   14,516,502
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)......................................................         37,443          28,530
Accumulated Net Realized Gain (Loss).....................................       (545,118)       (164,363)
Net Unrealized Foreign Exchange Gain (Loss)..............................             59            (260)
Net Unrealized Appreciation (Depreciation)...............................        236,752       1,347,138
                                                                          --------------  --------------
NET ASSETS............................................................... $   18,746,342  $   15,727,547
                                                                          ==============  ==============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2014
                            (Amounts in thousands)

                                                                                 Enhanced
                                                                                U.S. Large U.S. Large U.S. Large  U.S. Targeted
                                                                                 Company   Cap Equity Cap Value       Value
                                                                                Portfolio  Portfolio  Portfolio*    Portfolio
                                                                                ---------- ---------- ----------  -------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Company:
   Dividends...................................................................       --         --   $  272,418          --
   Interest....................................................................       --         --           20          --
   Income from Securities Lending..............................................       --         --        2,502          --
   Expenses Allocated from Affiliated Investment Company.......................       --         --      (14,920)         --
                                                                                 -------    -------   ----------    --------
    Total Net Investment Income Received from Affiliated Investment Company....       --         --      260,020          --
                                                                                 -------    -------   ----------    --------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $1, $0 and $8, respectively).  $   162    $ 3,773           --    $ 59,301
  Interest.....................................................................    1,451          1           --          12
  Income from Securities Lending...............................................       --         54           --       3,332
                                                                                 -------    -------   ----------    --------
    Total Investment Income....................................................    1,613      3,828           --      62,645
                                                                                 -------    -------   ----------    --------
Fund Expenses
  Investment Advisory Services Fees............................................      103        297           --       4,941
  Administrative Services Fees.................................................      310         --       20,484      12,352
  Accounting & Transfer Agent Fees.............................................       15         17          107         285
  S&P 500(R) Fees..............................................................        8         --           --          --
  Shareholder Servicing Fees --
   Class R1 Shares.............................................................       --         --           --          12
   Class R2 Shares.............................................................       --         --           --         166
  Custodian Fees...............................................................        8         15           --          78
  Filing Fees..................................................................       22         33          319         218
  Shareholders' Reports........................................................        4          6          298         142
  Directors'/Trustees' Fees & Expenses.........................................        1          1           96          35
  Professional Fees............................................................        5          6           65         109
  Organizational & Offering Costs..............................................       --         28           --          --
  Other........................................................................        3          3           76          43
                                                                                 -------    -------   ----------    --------
    Total Expenses.............................................................      479        406       21,445      18,381
                                                                                 -------    -------   ----------    --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C)...............................................       --        (29)          --          --
  Fees Paid Indirectly.........................................................       (2)        --           --          --
                                                                                 -------    -------   ----------    --------
  Net Expenses.................................................................      477        377       21,445      18,381
                                                                                 -------    -------   ----------    --------
  Net Investment Income (Loss).................................................    1,136      3,451      238,575      44,264
                                                                                 -------    -------   ----------    --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
   Investment Securities Sold..................................................      643        563      600,495     262,739
   Futures.....................................................................   31,175         --           --          --
   Foreign Currency Transactions...............................................     (151)        --           --          --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency..................................      332     24,836    1,088,709     116,751
   Futures.....................................................................     (852)        --           --          --
   Translation of Foreign Currency Denominated Amounts.........................      408         --           --          --
                                                                                 -------    -------   ----------    --------
  Net Realized and Unrealized Gain (Loss)......................................   31,555     25,399    1,689,204     379,490
                                                                                 -------    -------   ----------    --------
Net Increase (Decrease) in Net Assets Resulting from Operations................  $32,691    $28,850   $1,927,779    $423,754
                                                                                 =======    =======   ==========    ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2014
                            (Amounts in thousands)

                                                                      U.S. Small U.S. Core  U.S. Core  U.S. Vector
                                                                      Cap Value  Equity 1   Equity 2     Equity
                                                                      Portfolio  Portfolio  Portfolio   Portfolio
                                                                      ---------- ---------- ---------- -----------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $38, $46, $34 and $6,
   respectively).....................................................  $120,663  $  159,836 $  195,784  $ 48,388
  Interest...........................................................        25          22         22         4
  Income from Securities Lending.....................................     5,060       4,124      6,170     2,310
                                                                       --------  ---------- ----------  --------
     Total Investment Income.........................................   125,748     163,982    201,976    50,702
                                                                       --------  ---------- ----------  --------
Expenses
  Investment Advisory Services Fees..................................    21,412      15,551     22,906     9,637
  Administrative Services Fees.......................................    32,118          --         --        --
  Accounting & Transfer Agent Fees...................................       606         518        647       184
  Custodian Fees.....................................................       148         129        148        54
  Filing Fees........................................................       336         439        377       112
  Shareholders' Reports..............................................       213         128        168        80
  Directors'/Trustees' Fees & Expenses...............................        76          64         80        23
  Professional Fees..................................................       254         189        243        69
  Other..............................................................        95          79         99        33
                                                                       --------  ---------- ----------  --------
     Total Expenses..................................................    55,258      17,097     24,668    10,192
                                                                       --------  ---------- ----------  --------
  Net Investment Income (Loss).......................................    70,490     146,885    177,308    40,510
                                                                       --------  ---------- ----------  --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.......................................   462,894      51,551     91,185   115,011
    Futures..........................................................   (12,757)         --         --        --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities............................................   404,462   1,034,068  1,187,562   197,283
                                                                       --------  ---------- ----------  --------
  Net Realized and Unrealized Gain (Loss)............................   854,599   1,085,619  1,278,747   312,294
                                                                       --------  ---------- ----------  --------
Net Increase (Decrease) in Net Assets Resulting from Operations......  $925,089  $1,232,504 $1,456,055  $352,804
                                                                       ========  ========== ==========  ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2014
                            (Amounts in thousands)

                                                                                              DFA Real
                                                                                               Estate      Large Cap
                                                                  U.S. Small    U.S. Micro   Securities  International
                                                                 Cap Portfolio Cap Portfolio Portfolio     Portfolio
                                                                 ------------- ------------- ----------  -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $22, $12, $0 and
   $7,592, respectively)........................................   $ 92,975      $ 51,716    $  143,591    $105,069
  Interest......................................................         11             3             9          --
  Income from Securities Lending................................     10,024         6,741         1,285       3,427
                                                                   --------      --------    ----------    --------
     Total Investment Income....................................    103,010        58,460       144,885     108,496
                                                                   --------      --------    ----------    --------
Expenses
  Investment Advisory Services Fees.............................      2,525         4,842         9,263       7,471
  Administrative Services Fees..................................     26,929        19,369            --          --
  Accounting & Transfer Agent Fees..............................        478           277           309         182
  Custodian Fees................................................        140            82            64         319
  Filing Fees...................................................        286           113           219          95
  Shareholders' Reports.........................................        194           105           158         121
  Directors'/Trustees' Fees & Expenses..........................         60            35            37          21
  Professional Fees.............................................        207           123           111         111
  Other.........................................................         74            49            42          39
                                                                   --------      --------    ----------    --------
     Total Expenses.............................................     30,893        24,995        10,203       8,359
                                                                   --------      --------    ----------    --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)....................         --            --          (396)         --
  Fees Paid Indirectly..........................................         --            --            --          (9)
                                                                   --------      --------    ----------    --------
     Net Expenses...............................................     30,893        24,995         9,807       8,350
                                                                   --------      --------    ----------    --------
Net Investment Income (Loss)....................................     72,117        33,465       135,078     100,146
                                                                   --------      --------    ----------    --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold..................................    281,378       293,787        51,264      (5,883)
    Futures.....................................................         --          (692)         (553)         --
    Foreign Currency Transactions...............................         --            --            --      (1,034)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................    332,001        40,078       857,969     (85,773)
    Translation of Foreign Currency Denominated Amounts.........         --            --            --        (232)
                                                                   --------      --------    ----------    --------
  Net Realized and Unrealized Gain (Loss).......................    613,379       333,173       908,680     (92,922)
                                                                   --------      --------    ----------    --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.....................................................   $685,496      $366,638    $1,043,758    $  7,224
                                                                   ========      ========    ==========    ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2014
                            (Amounts in thousands)

                                                                                      International  Japanese  Asia Pacific
                                                                        International     Small       Small       Small
                                                                         Core Equity     Company     Company     Company
                                                                          Portfolio    Portfolio*   Portfolio*  Portfolio*
                                                                        ------------- ------------- ---------- ------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Companies:
    Dividends (Net of Foreign Taxes Withheld of $0, $18,245, $804
     and $310, respectively)...........................................          --     $ 223,629    $ 7,253     $ 14,113
    Interest...........................................................          --             1         --           --
    Income from Securities Lending.....................................          --        19,367        641        1,067
    Expenses Allocated from Affiliated Investment Companies............          --       (11,216)      (562)        (490)
                                                                          ---------     ---------    -------     --------
     Total Net Investment Income Received from Affiliated
      Investment Companies.............................................          --       231,781      7,332       14,690
                                                                          ---------     ---------    -------     --------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $26,542, $0, $0 and $0,
   respectively).......................................................   $ 361,812            --         --           --
  Interest.............................................................          --            31         --           --
  Income from Securities Lending.......................................      15,893            --         --           --
                                                                          ---------     ---------    -------     --------
     Total Investment Income...........................................     377,705            31         --           --
                                                                          ---------     ---------    -------     --------
Fund Expenses
  Investment Advisory Services Fees....................................      39,037            --         --           --
  Administrative Services Fees.........................................          --        36,252      1,757        1,488
  Accounting & Transfer Agent Fees.....................................         641            95         25           25
  Custodian Fees.......................................................       1,505             2         --           --
  Filing Fees..........................................................         553           197         34           29
  Shareholders' Reports................................................         234           212          4            5
  Directors'/Trustees' Fees & Expenses.................................          78            64          3            3
  Professional Fees....................................................         269            73          5            7
  Other................................................................         131            53          3            1
                                                                          ---------     ---------    -------     --------
     Total Expenses....................................................      42,448        36,948      1,831        1,558
                                                                          ---------     ---------    -------     --------
  Fees Paid Indirectly.................................................         (49)           --         --           --
                                                                          ---------     ---------    -------     --------
  Net Expenses.........................................................      42,399        36,948      1,831        1,558
                                                                          ---------     ---------    -------     --------
  Net Investment Income (Loss).........................................     335,306       194,864      5,501       13,132
                                                                          ---------     ---------    -------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**.......................................    (183,788)      303,846      9,738          227
    Futures............................................................          --          (945)        --           --
    Foreign Currency Transactions......................................      (1,661)         (909)      (118)          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................    (293,395)     (612,635)    (8,349)     (25,748)
    Futures............................................................          --            --         --           --
    Translation of Foreign Currency Denominated Amounts................        (699)         (606)      (112)          (4)
                                                                          ---------     ---------    -------     --------
  Net Realized and Unrealized Gain (Loss)..............................    (479,543)     (311,249)     1,159      (25,525)
                                                                          ---------     ---------    -------     --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations............................................................   $(144,237)    $(116,385)   $ 6,660     $(12,393)
                                                                          =========     =========    =======     ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2014
                            (Amounts in thousands)

                                                                      United                    DFA
                                                                     Kingdom   Continental International DFA Global
                                                                      Small       Small     Real Estate  Real Estate
                                                                     Company     Company    Securities   Securities
                                                                    Portfolio* Portfolio*    Portfolio    Portfolio
                                                                    ---------- ----------- ------------- -----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Company:
   Dividends (Net of Foreign Taxes Withheld of $1, $601, $0, $0
    and $0, respectively)..........................................  $ 1,170    $  4,009           --           --
   Income Distributions Received from Affiliated Investment
    Companies......................................................       --          --           --     $ 84,335
   Income from Securities Lending..................................        5         585           --           --
   Expenses Allocated from Affiliated Investment Company...........      (44)       (231)          --           --
                                                                     -------    --------     --------     --------
     Total Net Investment Income Received from Affiliated
      Investment Company...........................................    1,131       4,363           --       84,335
                                                                     -------    --------     --------     --------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $12,355, $0
   and $20,887, respectively)......................................       --          --     $113,687           --
  Interest.........................................................       --           1           --            4
  Income from Securities Lending...................................       --          --        1,921           --
                                                                     -------    --------     --------     --------
     Total Fund Investment Income..................................       --           1      115,608            4
                                                                     -------    --------     --------     --------
Fund Expenses
  Investment Advisory Services Fees................................       --          --        8,947        6,955
  Administrative Services Fees.....................................      153         728           --           --
  Accounting & Transfer Agent Fees.................................       17          24          157           55
  Custodian Fees...................................................       --          --          376            1
  Filing Fees......................................................       16          18          154          213
  Shareholders' Reports............................................        1           4           73          114
  Directors'/Trustees' Fees & Expenses.............................       --           1           18           17
  Professional Fees................................................        3           4           57           20
  Other............................................................        1           1           31            9
                                                                     -------    --------     --------     --------
     Total Expenses................................................      191         780        9,813        7,384
                                                                     -------    --------     --------     --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C).......................      (12)         --           --       (5,839)
  Fees Paid Indirectly.............................................       --          --          (14)          --
                                                                     -------    --------     --------     --------
  Net Expenses.....................................................      179         780        9,799        1,545
                                                                     -------    --------     --------     --------
  Net Investment Income (Loss).....................................      952       3,584      105,809       82,794
                                                                     -------    --------     --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
   Investment Securities Sold**....................................    2,353       5,664        3,629       (2,790)
   Futures.........................................................       --         (53)          --           --
   Foreign Currency Transactions...................................       (4)        (20)        (581)          --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency......................   (2,920)    (13,937)      99,706      305,008
   Futures.........................................................       --          --           --           --
   Translation of Foreign Currency Denominated Amounts.............       (1)         (9)        (267)          --
                                                                     -------    --------     --------     --------
  Net Realized and Unrealized Gain (Loss)..........................     (572)     (8,355)     102,487      302,218
                                                                     -------    --------     --------     --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations........................................................  $   380    $ (4,771)    $208,296     $385,012
                                                                     =======    ========     ========     ========

                                                                         DFA
                                                                    International
                                                                      Small Cap
                                                                        Value
                                                                      Portfolio
                                                                    -------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Company:
   Dividends (Net of Foreign Taxes Withheld of $1, $601, $0, $0
    and $0, respectively)..........................................          --
   Income Distributions Received from Affiliated Investment
    Companies......................................................          --
   Income from Securities Lending..................................          --
   Expenses Allocated from Affiliated Investment Company...........          --
                                                                      ---------
     Total Net Investment Income Received from Affiliated
      Investment Company...........................................          --
                                                                      ---------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $12,355, $0
   and $20,887, respectively)......................................   $ 275,245
  Interest.........................................................          --
  Income from Securities Lending...................................      19,108
                                                                      ---------
     Total Fund Investment Income..................................     294,353
                                                                      ---------
Fund Expenses
  Investment Advisory Services Fees................................      77,966
  Administrative Services Fees.....................................          --
  Accounting & Transfer Agent Fees.................................         690
  Custodian Fees...................................................       1,463
  Filing Fees......................................................         235
  Shareholders' Reports............................................         246
  Directors'/Trustees' Fees & Expenses.............................          85
  Professional Fees................................................         324
  Other............................................................         146
                                                                      ---------
     Total Expenses................................................      81,155
                                                                      ---------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C).......................          --
  Fees Paid Indirectly.............................................         (16)
                                                                      ---------
  Net Expenses.....................................................      81,139
                                                                      ---------
  Net Investment Income (Loss).....................................     213,214
                                                                      ---------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
   Investment Securities Sold**....................................     220,979
   Futures.........................................................          --
   Foreign Currency Transactions...................................      (2,193)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency......................    (457,867)
   Futures.........................................................          --
   Translation of Foreign Currency Denominated Amounts.............        (878)
                                                                      ---------
  Net Realized and Unrealized Gain (Loss)..........................    (239,959)
                                                                      ---------
Net Increase (Decrease) in Net Assets Resulting from
 Operations........................................................   $ (26,745)
                                                                      =========

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0, $1, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2014
                            (Amounts in thousands)

                                                                                           World ex U.S.
                                                               International World ex U.S.   Targeted    World ex U.S. World Core
                                                               Vector Equity     Value         Value      Core Equity    Equity
                                                                 Portfolio    Portfolio*    Portfolio*     Portfolio   Portfolio*
                                                               ------------- ------------- ------------- ------------- ----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Companies:
   Dividends (Net of Foreign Taxes Withheld of $0, $310,
    $147, $0 and $0, respectively)............................         --       $ 4,469       $ 1,133            --     $     1
   Income Distributions Received from Affiliated Investment
    Companies.................................................         --           182         1,680      $  6,170         351
   Income from Securities Lending.............................         --           128            81            --          --
   Expenses Allocated from Affiliated Investment
    Companies.................................................         --          (216)          (71)           --          --
                                                                 --------       -------       -------      --------     -------
     Total Net Investment Income Received from Affiliated
      Investment Companies....................................         --         4,563         2,823         6,170         352
                                                                 --------       -------       -------      --------     -------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $2,855, $0,
   $0, $0 and $0, respectively)...............................   $ 37,256            --            --            --          --
  Income from Securities Lending..............................      1,876            --            --            --          --
                                                                 --------       -------       -------      --------     -------
     Total Investment Income..................................     39,132            --            --            --          --
                                                                 --------       -------       -------      --------     -------
Fund Expenses
  Investment Advisory Services Fees...........................      5,621           554           813           938          81
  Accounting & Transfer Agent Fees............................         84            20            31            28          33
  Custodian Fees..............................................        266             2             4             4           1
  Filing Fees.................................................         75            21            48            49          27
  Shareholders' Reports.......................................         54             2             2             2          12
  Directors'/Trustees' Fees & Expenses........................          9             1             1             2          --
  Professional Fees...........................................         48            10            12            12          21
  Organizational & Offering Costs.............................         --            --            --            16          --
  Other.......................................................         21             2             3             3           1
                                                                 --------       -------       -------      --------     -------
     Total Expenses...........................................      6,178           612           914         1,054         176
                                                                 --------       -------       -------      --------     -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)..................         --          (224)         (668)         (967)       (165)
  Fees Paid Indirectly........................................         (4)           --            --            (1)         --
                                                                 --------       -------       -------      --------     -------
  Net Expenses................................................      6,174           388           246            86          11
                                                                 --------       -------       -------      --------     -------
  Net Investment Income (Loss)................................     32,958         4,175         2,577         6,084         341
                                                                 --------       -------       -------      --------     -------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated
   Investment Companies.......................................         --           157           983            --           3
  Net Realized Gain (Loss) on:
   Investment Securities Sold**...............................     14,492         1,007        (2,175)         (107)        247
   Futures....................................................         --             1             1            --          --
   Foreign Currency Transactions..............................       (376)          (40)           (9)           --          --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.................    (66,559)       (6,120)       (4,735)      (13,820)     (2,851)
   Futures....................................................         --             1            --            --          --
   Translation of Foreign Currency Denominated
    Amounts...................................................        (93)          (12)           --            --          --
                                                                 --------       -------       -------      --------     -------
  Net Realized and Unrealized Gain (Loss).....................    (52,536)       (5,006)       (5,935)      (13,927)     (2,601)
                                                                 --------       -------       -------      --------     -------
Net Increase (Decrease) in Net Assets Resulting from
 Operations...................................................   $(19,578)      $  (831)      $(3,358)     $ (7,843)    $(2,260)
                                                                 ========       =======       =======      ========     =======

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0, $0, $3, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2014
                            (Amounts in thousands)

                                                                             Selectively              Emerging   Emerging
                                                                               Hedged      Emerging   Markets    Markets
                                                                            Global Equity  Markets   Small Cap    Value
                                                                              Portfolio   Portfolio* Portfolio* Portfolio*
                                                                            ------------- ---------- ---------- ----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $0, $12,913, $11,001,
    $69,599 and $0, respectively)..........................................        --      $ 98,189   $101,164  $ 528,265
   Income Distributions Received from Affiliated Investment
    Companies..............................................................    $2,199            --         --         --
   Interest................................................................        --             5          5          8
   Income from Securities Lending..........................................        --         4,707     19,756     24,637
   Expenses Allocated from Affiliated Investment Companies.................        --        (5,798)   (11,646)   (28,263)
                                                                               ------      --------   --------  ---------
     Total Net Investment Income Received from Affiliated Investment
      Companies............................................................     2,199        97,103    109,279    524,647
                                                                               ------      --------   --------  ---------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $0, $0 and $46,703,
   respectively)...........................................................        --            --         --         --
  Interest.................................................................         3            --         --         --
  Income from Securities Lending...........................................        --            --         --         --
                                                                               ------      --------   --------  ---------
     Total Fund Investment Income..........................................         3            --         --         --
                                                                               ------      --------   --------  ---------
Fund Expenses
  Investment Advisory Services Fees........................................       329            --         --         --
  Administrative Services Fees.............................................        --        15,438     19,823     76,112
  Accounting & Transfer Agent Fees.........................................        18            47         49        141
  Shareholder Servicing Fees --
   Class R2 Shares.........................................................        --            --         --        250
  Custodian Fees...........................................................         2            --         --         --
  Filing Fees..............................................................        28           138        159        227
  Shareholders' Reports....................................................         2           152         77        261
  Directors'/Trustees' Fees & Expenses.....................................         1            27         31        135
  Professional Fees........................................................         9            26         29        115
  Other....................................................................         1            22         26        115
                                                                               ------      --------   --------  ---------
     Total Expenses........................................................       390        15,850     20,194     77,356
                                                                               ------      --------   --------  ---------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C)...........................................      (315)           --         --         --
  Fees Paid Indirectly.....................................................        --            --         --         --
                                                                               ------      --------   --------  ---------
  Net Expenses.............................................................        75        15,850     20,194     77,356
                                                                               ------      --------   --------  ---------
  Net Investment Income (Loss).............................................     2,127        81,253     89,085    447,291
                                                                               ------      --------   --------  ---------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated Investment
   Companies...............................................................       342            --         --         --
  Net Realized Gain (Loss) on:
   Investment Securities Sold**............................................     1,409       (24,604)    98,856   (519,942)
   Futures.................................................................       572            --         --        499
   Foreign Currency Transactions...........................................     1,469          (658)      (968)    (4,493)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency..............................     1,003        12,634     21,383   (179,006)
   Futures.................................................................       (82)           --         (4)        --
   Translation of Foreign Currency Denominated Amounts.....................       610           (12)      (137)       (29)
                                                                               ------      --------   --------  ---------
  Net Realized and Unrealized Gain (Loss)..................................     5,323       (12,640)   119,130   (702,971)
                                                                               ------      --------   --------  ---------
Net Increase (Decrease) in Net Assets Resulting from Operations............    $7,450      $ 68,613   $208,215  $(255,680)
                                                                               ======      ========   ========  =========

                                                                             Emerging
                                                                              Markets
                                                                            Core Equity
                                                                             Portfolio
                                                                            -----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $0, $12,913, $11,001,
    $69,599 and $0, respectively)..........................................         --
   Income Distributions Received from Affiliated Investment
    Companies..............................................................         --
   Interest................................................................         --
   Income from Securities Lending..........................................         --
   Expenses Allocated from Affiliated Investment Companies.................         --
                                                                             ---------
     Total Net Investment Income Received from Affiliated Investment
      Companies............................................................         --
                                                                             ---------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $0, $0 and $46,703,
   respectively)...........................................................  $ 357,701
  Interest.................................................................          2
  Income from Securities Lending...........................................     32,636
                                                                             ---------
     Total Fund Investment Income..........................................    390,339
                                                                             ---------
Fund Expenses
  Investment Advisory Services Fees........................................     79,177
  Administrative Services Fees.............................................         --
  Accounting & Transfer Agent Fees.........................................        823
  Shareholder Servicing Fees --
   Class R2 Shares.........................................................         --
  Custodian Fees...........................................................      6,018
  Filing Fees..............................................................        527
  Shareholders' Reports....................................................        329
  Directors'/Trustees' Fees & Expenses.....................................        100
  Professional Fees........................................................        391
  Other....................................................................        169
                                                                             ---------
     Total Expenses........................................................     87,534
                                                                             ---------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C)...........................................         --
  Fees Paid Indirectly.....................................................        (75)
                                                                             ---------
  Net Expenses.............................................................     87,459
                                                                             ---------
  Net Investment Income (Loss).............................................    302,880
                                                                             ---------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated Investment
   Companies...............................................................         --
  Net Realized Gain (Loss) on:
   Investment Securities Sold**............................................   (111,516)
   Futures.................................................................         --
   Foreign Currency Transactions...........................................     (2,722)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency..............................    123,834
   Futures.................................................................         --
   Translation of Foreign Currency Denominated Amounts.....................       (212)
                                                                             ---------
  Net Realized and Unrealized Gain (Loss)..................................      9,384
                                                                             ---------
Net Increase (Decrease) in Net Assets Resulting from Operations............  $ 312,264
                                                                             =========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0, $0, $1,357, $0 and $960, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                     Enhanced U.S. Large   U.S. Large Cap      U.S. Large Cap Value
                                                      Company Portfolio   Equity Portfolio           Portfolio
                                                     ------------------  ------------------  ------------------------
                                                                                    Period
                                                                                   June 25,
                                                       Year      Year      Year    2013(a)       Year         Year
                                                      Ended     Ended     Ended       to        Ended        Ended
                                                     Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,    Oct. 31,     Oct. 31,
                                                       2014      2013      2014      2013        2014         2013
                                                     --------  --------  --------  --------  -----------  -----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)...................... $  1,136  $  1,274  $  3,451  $    591  $   238,575  $   183,780
  Net Realized Gain (Loss) on:
    Investment Securities Sold......................      643      (238)      563        37      600,495      819,592
    Futures.........................................   31,175    40,444        --        --           --           --
    Foreign Currency Transactions...................     (151)     (934)       --        --           --           --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......      332     1,803    24,836    10,560    1,088,709    2,030,120
    Futures.........................................     (852)    5,088        --        --           --           --
    Translation of Foreign Currency Denominated
     Amounts........................................      408       946        --        --           --           --
                                                     --------  --------  --------  --------  -----------  -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.....................   32,691    48,383    28,850    11,188    1,927,779    3,033,492
                                                     --------  --------  --------  --------  -----------  -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares......................     (903)   (1,597)   (3,170)     (321)    (230,364)    (180,943)
  Net Short-Term Gains:
    Institutional Class Shares......................       --        --       (40)       --           --           --
                                                     --------  --------  --------  --------  -----------  -----------
     Total Distributions............................     (903)   (1,597)   (3,210)     (321)    (230,364)    (180,943)
                                                     --------  --------  --------  --------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued.....................................   36,703    49,190   134,371   127,286    3,477,302    2,669,600
  Shares Issued in Lieu of Cash Distributions.......      757     1,381     3,180       321      209,934      165,830
  Shares Redeemed...................................  (65,369)  (74,528)  (23,643)   (3,067)  (2,200,742)  (2,059,492)
                                                     --------  --------  --------  --------  -----------  -----------
     Net Increase (Decrease) from Capital Share
      Transactions..................................  (27,909)  (23,957)  113,908   124,540    1,486,494      775,938
                                                     --------  --------  --------  --------  -----------  -----------
     Total Increase (Decrease) in Net Assets........    3,879    22,829   139,548   135,407    3,183,909    3,628,487
Net Assets
  Beginning of Period...............................  212,840   190,011   135,407        --   11,963,072    8,334,585
                                                     --------  --------  --------  --------  -----------  -----------
  End of Period..................................... $216,719  $212,840  $274,955  $135,407  $15,146,981  $11,963,072
                                                     ========  ========  ========  ========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued.....................................    2,890     4,732    11,205    12,483      108,157      102,131
  Shares Issued in Lieu of Cash Distributions.......       60       142       265        30        6,479        6,512
  Shares Redeemed...................................   (5,263)   (7,146)   (1,962)     (286)     (68,360)     (79,135)
                                                     --------  --------  --------  --------  -----------  -----------
     Net Increase (Decrease) from Shares Issued
      and Redeemed..................................   (2,313)   (2,272)    9,508    12,227       46,276       29,508
                                                     ========  ========  ========  ========  ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)............................................ $    149  $    200  $    502  $    281  $    32,662  $    28,203

----------
See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                       U.S. Targeted Value      U.S. Small Cap Value       U.S. Core Equity 1
                                                            Portfolio                 Portfolio                 Portfolio
                                                     -----------------------  ------------------------  ------------------------
                                                        Year         Year         Year         Year         Year         Year
                                                       Ended        Ended        Ended        Ended        Ended        Ended
                                                      Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                                                        2014         2013         2014         2013         2014         2013
                                                     ----------  -----------  -----------  -----------  -----------  -----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)...................... $   44,264  $    45,589  $    70,490  $   104,594  $   146,885  $   109,577
  Net Realized Gain (Loss) on:
   Investment Securities Sold.......................    262,739      274,964      462,894      467,388       51,551       48,730
   Futures..........................................         --        4,864      (12,757)       4,175           --           --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities............................    116,751      903,746      404,462    2,087,253    1,034,068    1,549,261
                                                     ----------  -----------  -----------  -----------  -----------  -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.....................    423,754    1,229,163      925,089    2,663,410    1,232,504    1,707,568
                                                     ----------  -----------  -----------  -----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Class R1 Shares..................................        (80)        (604)          --           --           --           --
   Class R2 Shares..................................       (330)        (171)          --           --           --           --
   Institutional Class Shares.......................    (37,254)     (44,723)     (63,952)     (97,302)    (135,714)    (105,633)
  Net Short-Term Gains:
   Class R1 Shares..................................        (32)        (162)          --           --           --           --
   Class R2 Shares..................................        (84)         (43)          --           --           --           --
   Institutional Class Shares.......................    (13,954)      (9,669)      (2,510)     (15,668)          --           --
  Net Long-Term Gains:
   Class R1 Shares..................................       (544)      (2,657)          --           --           --           --
   Class R2 Shares..................................     (1,417)        (709)          --           --           --           --
   Institutional Class Shares.......................   (235,328)    (158,843)    (443,795)    (380,218)     (34,892)          --
                                                     ----------  -----------  -----------  -----------  -----------  -----------
     Total Distributions............................   (289,023)    (217,581)    (510,257)    (493,188)    (170,606)    (105,633)
                                                     ----------  -----------  -----------  -----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued.....................................  1,893,177    1,069,213    2,936,905    1,700,691    3,297,271    2,012,312
  Shares Issued in Lieu of Cash Distributions.......    271,172      193,793      463,121      448,519      161,062       95,895
  Shares Redeemed...................................   (921,922)  (1,112,648)  (1,829,533)  (1,880,921)  (1,305,580)  (1,020,936)
                                                     ----------  -----------  -----------  -----------  -----------  -----------
     Net Increase (Decrease) from Capital
      Share Transactions............................  1,242,427      150,358    1,570,493      268,289    2,152,753    1,087,271
                                                     ----------  -----------  -----------  -----------  -----------  -----------
     Total Increase (Decrease) in Net Assets........  1,377,158    1,161,940    1,985,325    2,438,511    3,214,651    2,689,206
Net Assets
  Beginning of Year.................................  4,213,749    3,051,809    9,526,981    7,088,470    7,566,179    4,876,973
                                                     ----------  -----------  -----------  -----------  -----------  -----------
  End of Year....................................... $5,590,907  $ 4,213,749  $11,512,306  $ 9,526,981  $10,780,830  $ 7,566,179
                                                     ==========  ===========  ===========  ===========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued.....................................     83,026       54,473       83,520       56,681      195,985      144,586
  Shares Issued in Lieu of Cash Distributions.......     12,467       11,549       13,724       17,521        9,673        7,046
  Shares Redeemed...................................    (40,542)     (56,250)     (52,171)     (64,686)     (77,540)     (73,616)
                                                     ----------  -----------  -----------  -----------  -----------  -----------
     Net Increase (Decrease) from Shares Issued
      and Redeemed..................................     54,951        9,772       45,073        9,516      128,118       78,016
                                                     ==========  ===========  ===========  ===========  ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)............................................ $    6,119  $       484  $     3,960  $     1,366  $    19,703  $    14,478

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                   U.S. Vector
                                                U.S. Core Equity 2 Portfolio    Equity Portfolio     U.S. Small Cap Portfolio
                                                ---------------------------  ----------------------  -----------------------
                                                    Year           Year         Year        Year         Year        Year
                                                   Ended          Ended        Ended       Ended        Ended       Ended
                                                  Oct. 31,       Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                    2014           2013         2014        2013         2014        2013
                                                 -----------   -----------   ----------  ----------  -----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................. $   177,308    $   146,563   $   40,510  $   36,935  $    72,117  $   76,179
  Net Realized Gain (Loss) on:
    Investment Securities Sold.................      91,185        106,205      115,011      42,264      281,378     252,589
    Futures....................................          --             --           --         (48)          --        (331)
    Foreign Currency Transactions..............          --             --           --          --           --           1
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities......................   1,187,562      2,176,008      197,283     684,534      332,001   1,551,354
                                                 -----------   -----------   ----------  ----------  -----------  ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................   1,456,055      2,428,776      352,804     763,685      685,496   1,879,792
                                                 -----------   -----------   ----------  ----------  -----------  ----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.................    (165,687)      (143,640)     (37,709)    (34,959)     (65,689)    (74,990)
  Net Short-Term Gains:
    Institutional Class Shares.................      (4,518)            --       (1,492)         --      (19,821)     (8,279)
  Net Long-Term Gains:
    Institutional Class Shares.................     (98,745)       (55,772)     (38,966)     (3,507)    (218,795)   (228,672)
                                                 -----------   -----------   ----------  ----------  -----------  ----------
     Total Distributions.......................    (268,950)      (199,412)     (78,167)    (38,466)    (304,305)   (311,941)
                                                 -----------   -----------   ----------  ----------  -----------  ----------
Capital Share Transactions (1):
  Shares Issued................................   2,965,961      1,993,887      798,485     590,251    2,450,541   2,025,365
  Shares Issued in Lieu of Cash
   Distributions...............................     265,683        194,014       77,784      37,851      285,840     287,893
  Shares Redeemed..............................  (1,489,137)    (1,351,685)    (543,429)   (468,656)  (1,316,683)   (997,627)
                                                 -----------   -----------   ----------  ----------  -----------  ----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................   1,742,507        836,216      332,840     159,446    1,419,698   1,315,631
                                                 -----------   -----------   ----------  ----------  -----------  ----------
     Total Increase (Decrease) in Net
      Assets...................................   2,929,612      3,065,580      607,477     884,665    1,800,889   2,883,482
Net Assets
  Beginning of Year............................   9,989,564      6,923,984    2,893,842   2,009,177    7,446,827   4,563,345
                                                 -----------   -----------   ----------  ----------  -----------  ----------
  End of Year.................................. $12,919,176    $ 9,989,564   $3,501,319  $2,893,842  $ 9,247,716  $7,446,827
                                                 ===========   ===========   ==========  ==========  ===========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued................................     178,876        145,060       48,426      43,824       80,252      76,522
  Shares Issued in Lieu of Cash
   Distributions...............................      16,353         14,935        4,849       2,932        9,623      12,811
  Shares Redeemed..............................     (89,926)       (98,040)     (33,059)    (34,484)     (43,155)    (38,832)
                                                 -----------   -----------   ----------  ----------  -----------  ----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................     105,303         61,955       20,216      12,272       46,720      50,501
                                                 ===========   ===========   ==========  ==========  ===========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)............................ $    22,013    $    14,455   $    4,499  $    3,096  $     5,881  $    3,164

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                              DFA Real Estate     Large Cap International
                                                 U.S. Micro Cap Portfolio  Securities Portfolio          Portfolio
                                                 ----------------------   ----------------------  ----------------------
                                                    Year         Year        Year        Year        Year        Year
                                                   Ended        Ended       Ended       Ended       Ended       Ended
                                                  Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                    2014         2013        2014        2013        2014        2013
                                                 ----------   ----------  ----------  ----------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................. $   33,465   $   46,722  $  135,078  $  103,396  $  100,146  $   68,706
  Capital Gain Distributions Received from
   Investment Securities........................         --           --          --      15,455          --          --
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.................    293,787      227,715      51,264      15,023      (5,883)    (15,210)
    Futures.....................................       (692)        (423)       (553)         --          --          --
    Foreign Currency Transactions...............         --           --          --          --      (1,034)       (394)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency...................................     40,078    1,117,408     857,969     254,603     (85,773)    476,010
    Translation of Foreign Currency
     Denominated Amounts........................         --           --          --          --        (232)        154
                                                 ----------   ----------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.................    366,638    1,391,422   1,043,758     388,477       7,224     529,266
                                                 ----------   ----------  ----------  ----------  ----------  ----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares..................    (30,943)     (46,915)   (156,934)   (102,731)    (98,177)    (70,787)
  Net Short-Term Gains:
    Institutional Class Shares..................    (12,783)          --          --          --          --          --
  Net Long-Term Gains:
    Institutional Class Shares..................   (200,738)    (176,365)         --          --          --          --
                                                 ----------   ----------  ----------  ----------  ----------  ----------
     Total Distributions........................   (244,464)    (223,280)   (156,934)   (102,731)    (98,177)    (70,787)
                                                 ----------   ----------  ----------  ----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued.................................    732,739      605,885   1,531,390   1,428,666     711,014     631,372
  Shares Issued in Lieu of Cash Distributions...    228,631      207,612     154,320      99,760      89,712      66,684
  Shares Redeemed...............................   (750,348)    (723,766)   (642,193)   (853,143)   (337,040)   (457,180)
                                                 ----------   ----------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from Capital
      Share Transactions........................    211,022       89,731   1,043,517     675,283     463,686     240,876
                                                 ----------   ----------  ----------  ----------  ----------  ----------
     Total Increase (Decrease) in Net Assets....    333,196    1,257,873   1,930,341     961,029     372,733     699,355
Net Assets
  Beginning of Year.............................  4,695,831    3,437,958   4,677,418   3,716,389   2,755,114   2,055,759
                                                 ----------   ----------  ----------  ----------  ----------  ----------
  End of Year................................... $5,029,027   $4,695,831  $6,607,759  $4,677,418  $3,127,847  $2,755,114
                                                 ==========   ==========  ==========  ==========  ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued.................................     37,333       36,865      53,449      51,717      31,887      31,421
  Shares Issued in Lieu of Cash Distributions...     11,975       14,570       5,604       3,726       3,956       3,350
  Shares Redeemed...............................    (38,226)     (43,945)    (22,496)    (30,873)    (15,048)    (22,837)
                                                 ----------   ----------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed.......................     11,082        7,490      36,557      24,570      20,795      11,934
                                                 ==========   ==========  ==========  ==========  ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)............................. $    2,541   $    1,656  $   23,541  $   32,390  $    7,583  $    6,579

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $1, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                 International Core Equity    International Small       Japanese Small
                                                         Portfolio             Company Portfolio      Company Portfolio
                                                 ------------------------  ------------------------  -------------------
                                                     Year         Year         Year         Year       Year       Year
                                                    Ended        Ended        Ended        Ended      Ended      Ended
                                                   Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,   Oct. 31,   Oct. 31,
                                                     2014         2013         2014         2013       2014       2013
                                                 -----------  -----------  -----------  -----------  --------  ---------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................. $   335,306  $   218,030  $   194,864  $   180,481  $  5,501  $   6,101
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.................    (183,788)     (10,392)     303,846      262,518     9,738      5,783
    Futures.....................................          --           --         (945)         (29)       --         --
    Foreign Currency Transactions...............      (1,661)      (2,185)        (909)      (2,035)     (118)      (468)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency...................................    (293,395)   1,736,462     (612,635)   1,540,906    (8,349)    94,197
    Futures.....................................          --           --           --           30        --         --
    Translation of Foreign Currency
     Denominated Amounts........................        (699)         312         (606)         438      (112)        26
                                                 -----------  -----------  -----------  -----------  --------  ---------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.................    (144,237)   1,942,227     (116,385)   1,982,309     6,660    105,639
                                                 -----------  -----------  -----------  -----------  --------  ---------
Distributions From:
  Net Investment Income:
    Institutional Class Shares..................    (320,068)    (214,687)    (190,299)    (159,066)  (11,539)    (2,836)
  Net Short-Term Gains:
    Institutional Class Shares..................          --           --      (27,834)          --        --         --
  Net Long-Term Gains:
    Institutional Class Shares..................          --           --     (211,626)     (39,012)       --         --
                                                 -----------  -----------  -----------  -----------  --------  ---------
     Total Distributions........................    (320,068)    (214,687)    (429,759)    (198,078)  (11,539)    (2,836)
                                                 -----------  -----------  -----------  -----------  --------  ---------
Capital Share Transactions (1):
  Shares Issued.................................   4,323,558    2,415,089    1,513,008    1,229,487   176,108    142,226
  Shares Issued in Lieu of Cash Distributions...     309,979      206,673      418,230      188,769    10,648      2,638
  Shares Redeemed...............................  (1,383,156)  (1,323,574)  (1,061,294)  (1,104,930)  (87,819)  (127,503)
                                                 -----------  -----------  -----------  -----------  --------  ---------
     Net Increase (Decrease) from Capital
      Share Transactions........................   3,250,381    1,298,188      869,944      313,326    98,937     17,361
                                                 -----------  -----------  -----------  -----------  --------  ---------
     Total Increase (Decrease) in Net Assets....   2,786,076    3,025,728      323,800    2,097,557    94,058    120,164
Net Assets
  Beginning of Year.............................   9,508,466    6,482,738    8,520,717    6,423,160   414,132    293,968
                                                 -----------  -----------  -----------  -----------  --------  ---------
  End of Year................................... $12,294,542  $ 9,508,466  $ 8,844,517  $ 8,520,717  $508,190  $ 414,132
                                                 ===========  ===========  ===========  ===========  ========  =========
(1) Shares Issued and Redeemed:
  Shares Issued.................................     340,141      213,883       78,077       72,452     9,215      8,814
  Shares Issued in Lieu of Cash Distributions...      23,911       18,646       22,420       11,691       579        173
  Shares Redeemed...............................    (108,799)    (117,963)     (54,917)     (65,368)   (4,681)    (7,179)
                                                 -----------  -----------  -----------  -----------  --------  ---------
     Net Increase (Decrease) from Shares
      Issued and Redeemed.......................     255,253      114,566       45,580       18,775     5,113      1,808
                                                 ===========  ===========  ===========  ===========  ========  =========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)............................. $    40,713  $    27,329  $    36,226  $    27,083  $  2,523  $   6,178

----------
* Net of foreign capital gain taxes withheld of $0, $14, $0, $27, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                          Asia Pacific Small  United Kingdom Small  Continental Small
                                                           Company Portfolio  Company Portfolio     Company Portfolio
                                                          ------------------  -------------------  ------------------
                                                            Year      Year      Year       Year      Year      Year
                                                           Ended     Ended     Ended      Ended     Ended     Ended
                                                          Oct. 31,  Oct. 31,  Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,
                                                            2014      2013      2014       2013      2014      2013
                                                          --------  --------  --------   --------  --------  --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)........................... $ 13,132  $ 11,525  $   952    $   933   $  3,584  $  2,635
  Net Realized Gain (Loss) on:...........................
    Investment Securities Sold*..........................      227      (255)   2,353      2,545      5,664     2,298
    Futures..............................................       --        --       --         --        (53)       29
    Foreign Currency Transactions........................       --         9       (4)        --        (20)       (3)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...........  (25,748)   17,462   (2,920)     7,107    (13,937)   41,299
    Futures..............................................       --        --       --         --         --       (29)
    Translation of Foreign Currency Denominated
     Amounts.............................................       (4)       (1)      (1)        --         (9)        7
                                                          --------  --------  -------    -------   --------  --------
     Net Increase (Decrease) in Net Assets Resulting
      from Operations....................................  (12,393)   28,740      380     10,585     (4,771)   46,236
                                                          --------  --------  -------    -------   --------  --------
Distributions From:
  Net Investment Income:
    Institutional Class Shares...........................  (12,860)   (7,603)    (919)      (953)    (3,660)   (2,834)
  Net Long-Term Gains:
    Institutional Class Shares...........................       --        --     (406)        --         --        --
                                                          --------  --------  -------    -------   --------  --------
     Total Distributions.................................  (12,860)   (7,603)  (1,325)      (953)    (3,660)   (2,834)
                                                          --------  --------  -------    -------   --------  --------
Capital Share Transactions (1):
  Shares Issued..........................................   80,887    96,294    5,784      2,464     23,560    32,191
  Shares Issued in Lieu of Cash Distributions............   12,189     7,183    1,013        729      3,003     2,141
  Shares Redeemed........................................  (34,872)  (31,639)  (7,898)    (7,045)   (19,977)  (13,244)
                                                          --------  --------  -------    -------   --------  --------
     Net Increase (Decrease) from Capital Share
      Transactions.......................................   58,204    71,838   (1,101)    (3,852)     6,586    21,088
                                                          --------  --------  -------    -------   --------  --------
     Total Increase (Decrease) in Net Assets.............   32,951    92,975   (2,046)     5,780     (1,845)   64,490
Net Assets
  Beginning of Year......................................  331,166   238,191   37,096     31,316    170,806   106,316
                                                          --------  --------  -------    -------   --------  --------
  End of Year............................................ $364,117  $331,166  $35,050    $37,096   $168,961  $170,806
                                                          ========  ========  =======    =======   ========  ========
(1) Shares Issued and Redeemed:
  Shares Issued..........................................    3,484     4,135      151         78      1,098     1,806
  Shares Issued in Lieu of Cash Distributions............      549       309       27         24        133       128
  Shares Redeemed........................................   (1,459)   (1,362)    (206)      (224)      (926)     (834)
                                                          --------  --------  -------    -------   --------  --------
     Net Increase (Decrease) from Shares Issued and
      Redeemed...........................................    2,574     3,082      (28)      (122)       305     1,100
                                                          ========  ========  =======    =======   ========  ========
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income)                      $  7,045  $  6,418  $   106    $   129   $    119  $     92

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $1 and $1, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                DFA International Real      DFA Global Real Estate   DFA International Small
                                                Estate Securities Portfolio  Securities Portfolio      Cap Value Portfolio
                                                --------------------------  ----------------------  ------------------------
                                                   Year          Year          Year        Year         Year         Year
                                                  Ended         Ended         Ended       Ended        Ended        Ended
                                                 Oct. 31,      Oct. 31,      Oct. 31,    Oct. 31,     Oct. 31,     Oct. 31,
                                                   2014          2013          2014        2013         2014         2013
                                                 ----------    ----------   ----------  ----------  -----------  -----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................. $  105,809    $   72,994    $   82,794  $   84,342  $   213,214  $   208,592
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................      3,629       (19,009)       (2,790)     (3,169)     220,979      179,935
    Futures....................................         --           888            --          --           --           --
    Foreign Currency Transactions..............       (581)         (860)           --          --       (2,193)      (2,311)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................     99,706       105,321       305,008      60,459     (457,867)   2,722,774
    Translation of Foreign Currency
     Denominated Amounts.......................       (267)           18            --          --         (878)         666
                                                 ----------    ----------   ----------  ----------  -----------  -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................    208,296       159,352       385,012     141,632      (26,745)   3,109,656
                                                 ----------    ----------   ----------  ----------  -----------  -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.................   (106,263)     (181,848)      (72,036)    (84,341)    (201,006)    (198,381)
  Net Short-Term Gains:
    Institutional Class Shares.................         --            --            --          --      (38,805)          --
  Net Long-Term Gains:
    Institutional Class Shares.................         --            --            --          --     (127,501)    (117,102)
                                                 ----------    ----------   ----------  ----------  -----------  -----------
     Total Distributions.......................   (106,263)     (181,848)      (72,036)    (84,341)    (367,312)    (315,483)
                                                 ----------    ----------   ----------  ----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued................................  1,020,832       842,458     1,203,232     932,289    2,122,914    1,644,691
  Shares Issued in Lieu of Cash Distributions..    105,300       180,122        70,668      82,056      335,987      292,218
  Shares Redeemed..............................   (298,766)     (372,815)     (364,111)   (304,476)  (1,528,972)  (1,848,793)
                                                 ----------    ----------   ----------  ----------  -----------  -----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    827,366       649,765       909,789     709,869      929,929       88,116
                                                 ----------    ----------   ----------  ----------  -----------  -----------
     Total Increase (Decrease) in Net
      Assets...................................    929,399       627,269     1,222,765     767,160      535,872    2,882,289
Net Assets
  Beginning of Year............................  2,158,977     1,531,708     2,082,707   1,315,547   11,148,899    8,266,610
                                                 ----------    ----------   ----------  ----------  -----------  -----------
  End of Year.................................. $3,088,376    $2,158,977    $3,305,472  $2,082,707  $11,684,771  $11,148,899
                                                 ==========    ==========   ==========  ==========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued................................    190,067       159,658       123,414      99,632      102,419       96,297
  Shares Issued in Lieu of Cash Distributions..     21,490        35,387         8,208       9,335       16,875       18,141
  Shares Redeemed..............................    (56,784)      (71,419)      (37,911)    (32,860)     (74,184)    (106,982)
                                                 ----------    ----------   ----------  ----------  -----------  -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................    154,773       123,626        93,711      76,107       45,110        7,456
                                                 ==========    ==========   ==========  ==========  ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)                             $ (153,170)   $ (147,973)   $   21,784  $   11,624  $    20,577  $    15,456

----------
* Net of foreign capital gain taxes withheld of $0, $7, $0, $0, $0 and $6, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                           International Vector   World ex U.S. Value World ex U.S. Targeted
                                                             Equity Portfolio          Portfolio       Value Portfolio
                                                          ----------------------  ------------------  ---------------------
                                                                                                                   Period
                                                                                                                  Nov. 1,
                                                             Year        Year       Year      Year      Year      2012(a)
                                                            Ended       Ended      Ended     Ended     Ended         to
                                                           Oct. 31,    Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,    Oct. 31,
                                                             2014        2013       2014      2013      2014        2013
                                                          ----------  ----------  --------  --------  --------    --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)........................... $   32,958  $   18,816  $  4,175  $  2,186  $  2,577    $ 1,009
  Capital Gain Distributions Received from Affiliated
   Investment Companies..................................         --          --       157        64       983        191
  Net Realized Gain (Loss) on:
   Investment Securities Sold*...........................     14,492       8,277     1,007     3,077    (2,175)       947
   Futures...............................................         --          --         1       (12)        1          1
   Foreign Currency Transactions.........................       (376)        (71)      (40)      (14)       (9)        (3)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency............    (66,559)    172,846    (6,120)   13,382    (4,735)    11,646
   Futures...............................................         --          --         1        (1)       --         --
   Translation of Foreign Currency Denominated
    Amounts..............................................        (93)         46       (12)      (15)       --         --
                                                          ----------  ----------  --------  --------   --------   -------
     Net Increase (Decrease) in Net Assets Resulting
      from Operations....................................    (19,578)    199,914      (831)   18,667    (3,358)    13,791
                                                          ----------  ----------  --------  --------   --------   -------
Distributions From:
  Net Investment Income:
   Institutional Class Shares............................    (31,342)    (17,456)   (4,113)   (2,334)   (2,482)      (993)
  Net Short-Term Gains:
   Institutional Class Shares............................       (571)         --        --        --       (48)        --
  Net Long-Term Gains:
   Institutional Class Shares............................     (7,322)     (2,044)       --        --    (1,147)        --
                                                          ----------  ----------  --------  --------   --------   -------
     Total Distributions.................................    (39,235)    (19,500)   (4,113)   (2,334)   (3,677)      (993)
                                                          ----------  ----------  --------  --------   --------   -------
Capital Share Transactions (1):
  Shares Issued..........................................    399,996     419,905    10,506    53,066    99,296     87,917
  Shares Issued in Lieu of Cash Distributions............     38,822      18,898     4,102     2,232     3,678        993
  Shares Redeemed........................................   (165,226)    (89,842)  (13,300)  (11,241)  (40,853)    (5,698)
                                                          ----------  ----------  --------  --------   --------   -------
     Net Increase (Decrease) from Capital Share
      Transactions.......................................    273,592     348,961     1,308    44,057    62,121     83,212
                                                          ----------  ----------  --------  --------   --------   -------
     Total Increase (Decrease) in Net Assets.............    214,779     529,375    (3,636)   60,390    55,086     96,010
Net Assets
  Beginning of Period....................................  1,090,774     561,399   117,587    57,197    96,010         --
                                                          ----------  ----------  --------  --------   --------   -------
  End of Period.......................................... $1,305,553  $1,090,774  $113,951  $117,587  $151,096    $96,010
                                                          ==========  ==========  ========  ========   ========   =======
(1) Shares Issued and Redeemed:
  Shares Issued..........................................     33,823      39,490       889     4,923     7,921      8,136
  Shares Issued in Lieu of Cash Distributions............      3,246       1,856       340       209       299         90
  Shares Redeemed........................................    (13,983)     (8,665)   (1,114)   (1,036)   (3,412)      (522)
                                                          ----------  ----------  --------  --------   --------   -------
     Net Increase (Decrease) from Shares Issued and
      Redeemed...........................................     23,086      32,681       115     4,096     4,808      7,704
                                                          ==========  ==========  ========  ========   ========   =======
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income)..................... $    4,680  $    2,486  $    343  $    187  $    218    $    15

----------
See page 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $3 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                  World ex U.S. Core  World Core Equity Selectively Hedged
                                                   Equity Portfolio       Portfolio     Global Equity Portfolio
                                                  ------------------  ----------------  ----------------------
                                                             Period
                                                            April 9,
                                                    Year    2013(a)     Year     Year     Year         Year
                                                   Ended       to      Ended    Ended    Ended        Ended
                                                  Oct. 31,  Oct. 31,  Oct. 31, Oct. 31, Oct. 31,     Oct. 31,
                                                    2014      2013      2014     2013     2014         2013
                                                  --------  --------  -------- -------- --------     --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................... $  6,084  $  1,160  $   341  $    23  $  2,127     $ 1,317
  Capital Gain Distributions Received from
   Affiliated Investment Companies...............       --        --        3       --       342         115
  Net Realized Gain (Loss) on:
   Investment Securities Sold*...................     (107)      (30)     247       21     1,409         (81)
   Futures.......................................       --        --       --       --       572         545
   Foreign Currency Transactions.................       --        --       --       --     1,469         237
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign Currency....  (13,820)   11,720   (2,851)     228     1,003      12,814
   Futures.......................................       --        --       --       --       (82)        150
   Translation of Foreign Currency Denominated
    Amounts......................................       --        --       --       --       610         121
                                                  --------  --------  -------  -------   --------    -------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations...................   (7,843)   12,850   (2,260)     272     7,450      15,218
                                                  --------  --------  -------  -------   --------    -------
Distributions From:
  Net Investment Income:
   Institutional Class Shares....................   (6,099)   (1,171)    (348)     (23)   (1,858)       (330)
  Net Short-Term Gains:
   Institutional Class Shares....................      (64)       --      (10)      --      (281)        (43)
  Net Long-Term Gains:
   Institutional Class Shares....................       --        --      (14)      --      (539)        (56)
                                                  --------  --------  -------  -------   --------    -------
    Total Distributions..........................   (6,163)   (1,171)    (372)     (23)   (2,678)       (429)
                                                  --------  --------  -------  -------   --------    -------
Capital Share Transactions (1):
  Shares Issued..................................  312,847   125,005   79,069    2,383    71,131      43,832
  Shares Issued in Lieu of Cash Distributions....    6,153     1,169      372       23     2,678         429
  Shares Redeemed................................  (28,066)   (8,133)  (2,830)  (1,118)  (22,653)     (2,652)
                                                  --------  --------  -------  -------   --------    -------
    Net Increase (Decrease) from Capital
     Share Transactions..........................  290,934   118,041   76,611    1,288    51,156      41,609
                                                  --------  --------  -------  -------   --------    -------
    Total Increase (Decrease) in Net Assets......  276,928   129,720   73,979    1,537    55,928      56,398
Net Assets
  Beginning of Period............................  129,720        --    1,728      191    91,348      34,950
                                                  --------  --------  -------  -------   --------    -------
  End of Period.................................. $406,648  $129,720  $75,707  $ 1,728  $147,276     $91,348
                                                  ========  ========  =======  =======   ========    =======
(1) Shares Issued and Redeemed:
  Shares Issued..................................   28,743    12,721    5,733      212     5,123       3,666
  Shares Issued in Lieu of Cash Distributions....      556       117       27        2       205          39
  Shares Redeemed................................   (2,595)     (790)    (216)     (97)   (1,662)       (217)
                                                  --------  --------  -------  -------   --------    -------
    Net Increase (Decrease) from Shares
     Issued and Redeemed.........................   26,704    12,048    5,544      117     3,666       3,488
                                                  ========  ========  =======  =======   ========    =======
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)                                          $     (2) $     (1) $    --  $    --  $  3,031     $ 1,390

                                                     Emerging Markets
                                                         Portfolio
                                                  ----------------------


                                                     Year        Year
                                                    Ended       Ended
                                                   Oct. 31,    Oct. 31,
                                                     2014        2013
                                                  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................... $   81,253  $   61,645
  Capital Gain Distributions Received from
   Affiliated Investment Companies...............         --          --
  Net Realized Gain (Loss) on:
   Investment Securities Sold*...................    (24,604)     22,235
   Futures.......................................         --          --
   Foreign Currency Transactions.................       (658)       (124)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign Currency....     12,634     143,306
   Futures.......................................         --          --
   Translation of Foreign Currency Denominated
    Amounts......................................        (12)         (6)
                                                  ----------  ----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations...................     68,613     227,056
                                                  ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares....................    (77,881)    (59,866)
  Net Short-Term Gains:
   Institutional Class Shares....................         --          --
  Net Long-Term Gains:
   Institutional Class Shares....................    (21,358)    (30,527)
                                                  ----------  ----------
    Total Distributions..........................    (99,239)    (90,393)
                                                  ----------  ----------
Capital Share Transactions (1):
  Shares Issued..................................  1,057,534   1,304,374
  Shares Issued in Lieu of Cash Distributions....     92,820      84,860
  Shares Redeemed................................   (701,770)   (667,334)
                                                  ----------  ----------
    Net Increase (Decrease) from Capital
     Share Transactions..........................    448,584     721,900
                                                  ----------  ----------
    Total Increase (Decrease) in Net Assets......    417,958     858,563
Net Assets
  Beginning of Period............................  3,655,740   2,797,177
                                                  ----------  ----------
  End of Period.................................. $4,073,698  $3,655,740
                                                  ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued..................................     40,611      50,466
  Shares Issued in Lieu of Cash Distributions....      3,453       3,233
  Shares Redeemed................................    (26,688)    (25,465)
                                                  ----------  ----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed.........................     17,376      28,234
                                                  ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)                                          $    6,653  $    6,855

----------
See page 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                 Emerging Markets Small   Emerging Markets Value     Emerging Markets Core
                                                      Cap Portfolio              Portfolio             Equity Portfolio
                                                 ----------------------  ------------------------  ------------------------
                                                    Year        Year         Year         Year         Year         Year
                                                   Ended       Ended        Ended        Ended        Ended        Ended
                                                  Oct. 31,    Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                                                    2014        2013         2014         2013         2014         2013
                                                 ----------  ----------  -----------  -----------  -----------  -----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................. $   89,085  $   69,684  $   447,291  $   342,372  $   302,880  $   211,992
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..................     98,856      64,325     (519,942)     296,735     (111,516)      (9,977)
   Futures......................................         --         452          499           --           --           --
   Foreign Currency Transactions................       (968)     (1,227)      (4,493)      (2,807)      (2,722)      (2,207)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency....................................     21,383     146,169     (179,006)     717,140      123,834      581,086
   Futures......................................         (4)          4           --           --           --           --
   Translation of Foreign Currency
    Denominated Amounts.........................       (137)        (42)         (29)           7         (212)         (79)
                                                 ----------  ----------  -----------  -----------  -----------  -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.................    208,215     279,365     (255,680)   1,353,447      312,264      780,815
                                                 ----------  ----------  -----------  -----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Class R2 Shares..............................         --          --       (1,989)      (1,837)          --           --
   Institutional Class Shares...................    (83,100)    (67,721)    (405,752)    (355,664)    (287,956)    (205,400)
  Net Short-Term Gains:
   Class R2 Shares..............................         --          --          (62)          --           --           --
   Institutional Class Shares...................         --      (3,428)     (11,122)          --           --           --
  Net Long-Term Gains:
   Class R2 Shares..............................         --          --       (1,472)      (2,090)          --           --
   Institutional Class Shares...................    (63,095)    (92,100)    (262,348)    (342,441)          --           --
                                                 ----------  ----------  -----------  -----------  -----------  -----------
     Total Distributions........................   (146,195)   (163,249)    (682,745)    (702,032)    (287,956)    (205,400)
                                                 ----------  ----------  -----------  -----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued.................................  1,042,130   1,458,450    3,257,115    4,240,153    4,643,693    5,406,041
  Shares Issued in Lieu of Cash Distributions...    135,989     142,712      647,473      656,583      266,070      187,871
  Shares Redeemed...............................   (421,399)   (583,088)  (3,488,728)  (2,967,974)  (2,227,486)  (1,743,072)
                                                 ----------  ----------  -----------  -----------  -----------  -----------
     Net Increase (Decrease) from Capital
      Share Transactions........................    756,720   1,018,074      415,860    1,928,762    2,682,277    3,850,840
                                                 ----------  ----------  -----------  -----------  -----------  -----------
     Total Increase (Decrease) in Net Assets....    818,740   1,134,190     (522,565)   2,580,177    2,706,585    4,426,255
Net Assets
  Beginning of Year.............................  4,041,863   2,907,673   19,268,907   16,688,730   13,020,962    8,594,707
                                                 ----------  ----------  -----------  -----------  -----------  -----------
  End of Year................................... $4,860,603  $4,041,863  $18,746,342  $19,268,907  $15,727,547  $13,020,962
                                                 ==========  ==========  ===========  ===========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued.................................     49,106      69,669      116,998      148,957      235,819      276,461
  Shares Issued in Lieu of Cash Distributions...      6,569       6,956       23,036       22,991       12,932        9,689
  Shares Redeemed...............................    (20,277)    (28,076)    (124,198)    (105,179)    (113,406)     (90,412)
                                                 ----------  ----------  -----------  -----------  -----------  -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed.......................     35,398      48,549       15,836       66,769      135,345      195,738
                                                 ==========  ==========  ===========  ===========  ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)........................................ $    7,565  $    8,340  $    37,443  $    14,817  $    28,530  $    31,355

----------
* Net of foreign capital gain taxes withheld of $1,357, $1, $0, $0, $960 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                   Enhanced U.S. Large Company Portfolio
                                                             ------------------------------------------------

                                                               Year      Year      Year      Year      Year
                                                              Ended     Ended     Ended     Ended     Ended
                                                             Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                               2014      2013      2012      2011      2010
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................ $  11.70  $   9.29  $   8.15  $   7.53  $   6.48
                                                             --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................     0.07      0.07      0.07      0.07      0.07
 Net Gains (Losses) on Securities (Realized and Unrealized).     1.94      2.42      1.20      0.56      1.05
                                                             --------  --------  --------  --------  --------
   Total from Investment Operations.........................     2.01      2.49      1.27      0.63      1.12
---------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................    (0.06)    (0.08)    (0.13)    (0.01)    (0.07)
 Net Realized Gains.........................................       --        --        --        --        --
                                                             --------  --------  --------  --------  --------
   Total Distributions......................................    (0.06)    (0.08)    (0.13)    (0.01)    (0.07)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $  13.65  $  11.70  $   9.29  $   8.15  $   7.53
===========================================================  ========  ========  ========  ========  ========
Total Return................................................    17.18%    26.99%    15.84%     8.41%    17.40%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $216,719  $212,840  $190,011  $171,128  $157,730
Ratio of Expenses to Average Net Assets.....................     0.23%     0.24%     0.25%     0.26%     0.26%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........     0.23%     0.24%     0.25%     0.26%     0.26%
Ratio of Net Investment Income to Average Net Assets........     0.55%     0.63%     0.80%     0.86%     0.98%
Portfolio Turnover Rate.....................................      202%      139%       76%      140%       78%
---------------------------------------------------------------------------------------------------------------

                                                                   U.S. Large Cap
                                                                  Equity Portfolio
                                                             -------------------
                                                                           Period
                                                               Year       June 25,
                                                              Ended      2013(a) to
                                                             Oct. 31,     Oct. 31,
                                                               2014         2013
---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................ $  11.07   $  10.00
                                                             --------   --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................     0.21       0.06
 Net Gains (Losses) on Securities (Realized and Unrealized).     1.57       1.04
                                                             --------   --------
   Total from Investment Operations.........................     1.78       1.10
---------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................    (0.20)     (0.03)
 Net Realized Gains.........................................       --         --
                                                             --------   --------
   Total Distributions......................................    (0.20)     (0.03)
---------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $  12.65   $  11.07
===========================================================  ========  ==========
Total Return................................................    16.19%     11.01%(D)
---------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $274,955   $135,407
Ratio of Expenses to Average Net Assets.....................     0.19%      0.19%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........     0.20%      0.25%(C)(E)
Ratio of Net Investment Income to Average Net Assets........     1.75%      1.58%(C)(E)
Portfolio Turnover Rate.....................................        1%         0%(D)
---------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                    U.S. Large Cap Value Portfolio
                                                             -------------------------------------------------------------
                                                                  Year            Year            Year           Year
                                                                 Ended           Ended           Ended          Ended
                                                                Oct. 31,        Oct. 31,        Oct. 31,       Oct. 31,
                                                                  2014            2013            2012           2011
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................ $     29.72     $     22.34     $    19.29     $    18.58
                                                             -----------     -----------     ----------     ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................        0.56            0.47           0.41           0.33
 Net Gains (Losses) on Securities (Realized and Unrealized).        4.02            7.38           3.04           0.70
                                                             -----------     -----------     ----------     ----------
   Total from Investment Operations.........................        4.58            7.85           3.45           1.03
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................       (0.55)          (0.47)         (0.40)         (0.32)
 Net Realized Gains.........................................          --              --             --             --
                                                             -----------     -----------     ----------     ----------
   Total Distributions......................................       (0.55)          (0.47)         (0.40)         (0.32)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $     33.75     $     29.72     $    22.34     $    19.29
===========================================================  ===========     ===========     ==========     ==========
Total Return................................................       15.49%          35.52%         18.14%          5.53%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $15,146,981     $11,963,072     $8,334,585     $7,340,344
Ratio of Expenses to Average Net Assets.....................        0.27%(B)        0.27%(B)       0.27%(B)       0.28%(B)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........        0.27%(B)        0.27%(B)       0.27%(B)       0.28%(B)
Ratio of Net Investment Income to Average Net Assets........        1.75%           1.82%          1.99%          1.63%
---------------------------------------------------------------------------------------------------------------------------

                                                             -----------
                                                                  Year
                                                                 Ended
                                                                Oct. 31,
                                                                  2010
---------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................ $    15.81
                                                             ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.33
 Net Gains (Losses) on Securities (Realized and Unrealized).       2.76
                                                             ----------
   Total from Investment Operations.........................       3.09
---------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.32)
 Net Realized Gains.........................................         --
                                                             ----------
   Total Distributions......................................      (0.32)
---------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $    18.58
===========================================================  ==========
Total Return................................................      19.72%
---------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $6,921,036
Ratio of Expenses to Average Net Assets.....................       0.28%(B)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........       0.28%(B)
Ratio of Net Investment Income to Average Net Assets........       1.86%
---------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                              U.S. Targeted Value Portfolio-Class R1 Shares+
                                                              -------------------------------------------
                                                                Year       Year     Year     Year     Year
                                                               Ended      Ended    Ended    Ended    Ended
                                                              Oct. 31,   Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                                2014       2013     2012     2011     2010
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $ 22.63     $17.28  $ 15.32  $ 14.75  $ 11.73
                                                              -------     ------  -------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................    0.18       0.27     0.15     0.10     0.07
  Net Gains (Losses) on Securities (Realized and Unrealized).    1.86       6.28     2.06     0.60     3.07
                                                              -------     ------  -------  -------  -------
   Total from Investment Operations..........................    2.04       6.55     2.21     0.70     3.14
-------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................   (0.16)     (0.22)   (0.13)   (0.10)   (0.12)
  Net Realized Gains.........................................   (1.32)     (0.98)   (0.12)   (0.03)      --
                                                              -------     ------  -------  -------  -------
   Total Distributions.......................................   (1.48)     (1.20)   (0.25)   (0.13)   (0.12)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $ 23.19     $22.63  $ 17.28  $ 15.32  $ 14.75
============================================================= ========   ======== ======== ======== ========
Total Return.................................................    9.47%     40.39%   14.67%    4.69%   26.93%
-------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $16,971     $9,470  $49,423  $45,132  $41,316
Ratio of Expenses to Average Net Assets......................    0.47%      0.47%    0.48%    0.48%    0.49%
Ratio of Net Investment Income to Average Net Assets.........    0.79%      1.42%    0.93%    0.61%    0.59%
Portfolio Turnover Rate......................................      10%        16%      20%      23%      20%
-------------------------------------------------------------------------------------------------------------

                                                              U.S. Targeted Value Portfolio-Class R2 Shares+
                                                              -------------------------------------------
                                                                Year       Year     Year     Year     Year
                                                               Ended      Ended    Ended    Ended    Ended
                                                              Oct. 31,   Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                                2014       2013     2012     2011     2010
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $ 22.57    $ 17.26  $ 15.31  $ 14.76   $11.74
                                                              -------    -------  -------  -------   ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................    0.15       0.19     0.13     0.07     0.05
  Net Gains (Losses) on Securities (Realized and Unrealized).    1.84       6.31     2.05     0.60     3.07
                                                              -------    -------  -------  -------   ------
   Total from Investment Operations..........................    1.99       6.50     2.18     0.67     3.12
------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................   (0.12)     (0.21)   (0.11)   (0.09)   (0.10)
  Net Realized Gains.........................................   (1.32)     (0.98)   (0.12)   (0.03)      --
                                                              -------    -------  -------  -------   ------
   Total Distributions.......................................   (1.44)     (1.19)   (0.23)   (0.12)   (0.10)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $ 23.12    $ 22.57  $ 17.26  $ 15.31   $14.76
============================================================= ========   ======== ======== ======== ========
Total Return.................................................    9.30%     40.10%   14.46%    4.50%   26.66%
------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $82,977    $23,305  $12,754  $10,918   $5,967
Ratio of Expenses to Average Net Assets......................    0.62%      0.62%    0.63%    0.63%    0.64%
Ratio of Net Investment Income to Average Net Assets.........    0.64%      0.95%    0.78%    0.42%    0.44%
Portfolio Turnover Rate......................................      10%        16%      20%      23%      20%
------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

+ All per share amounts and net assets values prior to November 19, 2010 have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                       U.S. Targeted Value Portfolio-Institutional Class Shares
                                                      ----------------------------------------------------------  ------------
                                                         Year        Year        Year        Year        Year         Year
                                                        Ended       Ended       Ended       Ended       Ended        Ended
                                                       Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                                         2014        2013        2012        2011        2010         2014
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................... $    22.60  $    17.28  $    15.32  $    14.76  $    11.70  $     34.48
                                                      ----------  ----------  ----------  ----------  ----------  -----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................       0.21        0.24        0.17        0.12        0.09         0.23
  Net Gains (Losses) on Securities (Realized and
   Unrealized).......................................       1.85        6.31        2.06        0.59        3.06         2.93
                                                      ----------  ----------  ----------  ----------  ----------  -----------
   Total from Investment Operations..................       2.06        6.55        2.23        0.71        3.15         3.16
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................      (0.18)      (0.25)      (0.15)      (0.12)      (0.09)       (0.22)
  Net Realized Gains.................................      (1.32)      (0.98)      (0.12)      (0.03)         --        (1.60)
                                                      ----------  ----------  ----------  ----------  ----------  -----------
   Total Distributions...............................      (1.50)      (1.23)      (0.27)      (0.15)      (0.09)       (1.82)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year......................... $    23.16  $    22.60  $    17.28  $    15.32  $    14.76  $     35.82
===================================================== ==========  ==========  ==========  ==========  ==========  ===========
Total Return.........................................       9.58%      40.40%      14.78%       4.76%      27.02%        9.49%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $5,490,959  $4,180,974  $2,989,632  $2,487,929  $2,223,982  $11,512,306
Ratio of Expenses to Average Net Assets..............       0.37%       0.37%       0.38%       0.38%       0.38%        0.52%
Ratio of Net Investment Income to Average Net Assets.       0.90%       1.25%       1.03%       0.71%       0.69%        0.66%
Portfolio Turnover Rate..............................         10%         16%         20%         23%         20%           9%
-------------------------------------------------------------------------------------------------------------------------------

                                                         U.S. Small Cap Value Portfolio
                                                      -----------------------------------------------
                                                         Year        Year        Year        Year
                                                        Ended       Ended       Ended       Ended
                                                       Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                         2013        2012        2011        2010
-----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................... $    26.57  $    23.50  $    22.49  $    17.69
                                                      ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................       0.39        0.20        0.16        0.09
  Net Gains (Losses) on Securities (Realized and
   Unrealized).......................................       9.41        3.38        1.00        4.79
                                                      ----------  ----------  ----------  ----------
   Total from Investment Operations..................       9.80        3.58        1.16        4.88
-----------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................      (0.37)      (0.18)      (0.15)      (0.08)
  Net Realized Gains.................................      (1.52)      (0.33)         --          --
                                                      ----------  ----------  ----------  ----------
   Total Distributions...............................      (1.89)      (0.51)      (0.15)      (0.08)
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Year......................... $    34.48  $    26.57  $    23.50  $    22.49
===================================================== ==========  ==========  ==========  ==========
Total Return.........................................      39.35%      15.60%       5.13%      27.69%
-----------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $9,526,981  $7,088,470  $6,540,863  $6,555,277
Ratio of Expenses to Average Net Assets..............       0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment Income to Average Net Assets.       1.28%       0.78%       0.62%       0.43%
Portfolio Turnover Rate..............................         14%         15%         14%         19%
-----------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                      U.S. Core Equity 1 Portfolio
                                                      -----------------------------------------------------------  ------------
                                                          Year        Year        Year        Year        Year         Year
                                                         Ended       Ended       Ended       Ended       Ended        Ended
                                                        Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                                          2014        2013        2012        2011        2010         2014
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................... $     15.74  $    12.11  $    10.78  $    10.18  $     8.54  $     15.62
                                                      -----------  ----------  ----------  ----------  ----------  -----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................        0.27        0.25        0.21        0.17        0.15         0.26
  Net Gains (Losses) on Securities (Realized and
   Unrealized).......................................        2.02        3.62        1.32        0.59        1.61         1.86
                                                      -----------  ----------  ----------  ----------  ----------  -----------
   Total from Investment Operations..................        2.29        3.87        1.53        0.76        1.76         2.12
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................       (0.25)      (0.24)      (0.20)      (0.16)      (0.12)       (0.24)
  Net Realized Gains.................................       (0.07)         --          --          --          --        (0.16)
                                                      -----------  ----------  ----------  ----------  ----------  -----------
   Total Distributions...............................       (0.32)      (0.24)      (0.20)      (0.16)      (0.12)       (0.40)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year......................... $     17.71  $    15.74  $    12.11  $    10.78  $    10.18  $     17.34
===================================================== ===========  ==========  ==========  ==========  ==========  ===========
Total Return.........................................       14.72%      32.32%      14.29%       7.47%      20.80%       13.78%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $10,780,830  $7,566,179  $4,876,973  $3,731,411  $2,897,409  $12,919,176
Ratio of Expenses to Average Net Assets..............        0.19%       0.19%       0.19%       0.20%       0.20%        0.22%
Ratio of Net Investment Income to Average Net Assets.        1.61%       1.79%       1.79%       1.49%       1.53%        1.55%
Portfolio Turnover Rate..............................           5%          1%          3%          5%          4%           6%
--------------------------------------------------------------------------------------------------------------------------------

                                                          U.S. Core Equity 2 Portfolio
                                                      -----------------------------------------------
                                                         Year        Year        Year        Year
                                                        Ended       Ended       Ended       Ended
                                                       Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                         2013        2012        2011        2010
-----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................... $    11.99  $    10.61  $    10.06  $     8.39
                                                      ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................       0.24        0.20        0.16        0.14
  Net Gains (Losses) on Securities (Realized and
   Unrealized).......................................       3.73        1.36        0.54        1.64
                                                      ----------  ----------  ----------  ----------
   Total from Investment Operations..................       3.97        1.56        0.70        1.78
-----------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................      (0.24)      (0.18)      (0.15)      (0.11)
  Net Realized Gains.................................      (0.10)         --          --          --
                                                      ----------  ----------  ----------  ----------
   Total Distributions...............................      (0.34)      (0.18)      (0.15)      (0.11)
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Year......................... $    15.62  $    11.99  $    10.61  $    10.06
===================================================== ==========  ==========  ==========  ==========
Total Return.........................................      33.66%      14.81%       6.98%      21.41%
-----------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $9,989,564  $6,923,984  $5,819,906  $4,990,367
Ratio of Expenses to Average Net Assets..............       0.22%       0.22%       0.22%       0.23%
Ratio of Net Investment Income to Average Net Assets.       1.74%       1.74%       1.42%       1.47%
Portfolio Turnover Rate..............................          3%          5%          9%          7%
-----------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                            U.S. Vector Equity Portfolio
                                                             ----------------------------------------------------------
                                                                Year        Year        Year        Year        Year
                                                               Ended       Ended       Ended       Ended       Ended
                                                              Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                2014        2013        2012        2011        2010
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $    15.62  $    11.61  $    10.28  $     9.82  $     8.03
                                                             ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.21        0.20        0.16        0.12        0.10
 Net Gains (Losses) on Securities (Realized and Unrealized).       1.62        4.03        1.32        0.46        1.79
                                                             ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations.........................       1.83        4.23        1.48        0.58        1.89
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.19)      (0.20)      (0.15)      (0.12)      (0.10)
 Net Realized Gains.........................................      (0.22)      (0.02)         --          --          --
                                                             ----------  ----------  ----------  ----------  ----------
   Total Distributions......................................      (0.41)      (0.22)      (0.15)      (0.12)      (0.10)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $    17.04  $    15.62  $    11.61  $    10.28  $     9.82
===========================================================  ==========  ==========  ==========  ==========  ==========
Total Return................................................      11.91%      36.80%      14.55%       5.86%      23.65%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $3,501,319  $2,893,842  $2,009,177  $1,851,895  $1,558,423
Ratio of Expenses to Average Net Assets.....................       0.32%       0.32%       0.32%       0.33%       0.33%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).................................       0.32%       0.32%       0.32%       0.33%       0.33%
Ratio of Net Investment Income to Average Net Assets........       1.26%       1.50%       1.45%       1.11%       1.13%
Portfolio Turnover Rate.....................................         10%          3%          9%         10%         11%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                               U.S. Small Cap Portfolio
                                                              ----------------------------------------------------------
                                                                 Year        Year        Year        Year        Year
                                                                Ended       Ended       Ended       Ended       Ended
                                                               Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                 2014        2013        2012        2011        2010
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    30.03  $    23.11  $    20.55  $    19.06  $    14.89
                                                              ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.26        0.35        0.25        0.18        0.13
  Net Gains (Losses) on Securities (Realized and Unrealized).       2.27        8.13        2.53        1.49        4.17
                                                              ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations..........................       2.53        8.48        2.78        1.67        4.30
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.24)      (0.36)      (0.22)      (0.18)      (0.13)
  Net Realized Gains.........................................      (0.94)      (1.20)         --          --          --
                                                              ----------  ----------  ----------  ----------  ----------
   Total Distributions.......................................      (1.18)      (1.56)      (0.22)      (0.18)      (0.13)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    31.38  $    30.03  $    23.11  $    20.55  $    19.06
============================================================= ==========  ==========  ==========  ==========  ==========
Total Return.................................................       8.67%      39.03%      13.61%       8.76%      28.99%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $9,247,716  $7,446,827  $4,563,345  $3,770,323  $3,391,457
Ratio of Expenses to Average Net Assets......................       0.37%       0.37%       0.37%       0.37%       0.37%
Ratio of Net Investment Income to Average Net Assets.........       0.86%       1.33%       1.14%       0.84%       0.76%
Portfolio Turnover Rate......................................          9%         10%         16%         23%         19%
--------------------------------------------------------------------------------------------------------------------------

                                                                               U.S. Micro Cap Portfolio
                                                              ----------------------------------------------------------
                                                                 Year        Year        Year        Year        Year
                                                                Ended       Ended       Ended       Ended       Ended
                                                               Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                 2014        2013        2012        2011        2010
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    19.64  $    14.84  $    13.24  $    12.25  $     9.57
                                                              ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.14        0.19        0.14        0.09        0.06
  Net Gains (Losses) on Securities (Realized and Unrealized).       1.35        5.57        1.59        0.99        2.68
                                                              ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations..........................       1.49        5.76        1.73        1.08        2.74
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.13)      (0.20)      (0.13)      (0.09)      (0.06)
  Net Realized Gains.........................................      (0.90)      (0.76)         --          --          --
                                                              ----------  ----------  ----------  ----------  ----------
   Total Distributions.......................................      (1.03)      (0.96)      (0.13)      (0.09)      (0.06)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    20.10  $    19.64  $    14.84  $    13.24  $    12.25
============================================================= ==========  ==========  ==========  ==========  ==========
Total Return.................................................       7.88%      41.34%      13.13%       8.85%      28.77%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $5,029,027  $4,695,831  $3,437,958  $3,257,719  $3,178,286
Ratio of Expenses to Average Net Assets......................       0.52%       0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment Income to Average Net Assets.........       0.69%       1.16%       0.99%       0.69%       0.58%
Portfolio Turnover Rate......................................         12%         11%         15%         14%          9%
-------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                         DFA Real Estate Securities Portfolio
                                                              ----------------------------------------------------------
                                                                 Year        Year        Year        Year        Year
                                                                Ended       Ended       Ended       Ended       Ended
                                                               Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                 2014        2013        2012        2011        2010
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    27.77  $    25.83  $    23.25  $    21.24  $    15.29
                                                              ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.72        0.67        0.57        0.40        0.58
  Net Gains (Losses) on Securities (Realized and Unrealized).       4.62        1.95        2.74        1.93        5.92
                                                              ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations..........................       5.34        2.62        3.31        2.33        6.50
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.87)      (0.68)      (0.73)      (0.32)      (0.55)
                                                              ----------  ----------  ----------  ----------  ----------
   Total Distributions.......................................      (0.87)      (0.68)      (0.73)      (0.32)      (0.55)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    32.24  $    27.77  $    25.83  $    23.25  $    21.24
============================================================= ==========  ==========  ==========  ==========  ==========
Total Return.................................................      19.80%      10.28%      14.45%      11.09%      43.21%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $6,607,759  $4,677,418  $3,716,389  $3,098,647  $2,689,552
Ratio of Expenses to Average Net Assets......................       0.18%       0.18%       0.22%       0.32%       0.33%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly).........       0.19%       0.19%       0.23%       0.32%       0.33%
Ratio of Net Investment Income to Average Net Assets.........       2.48%       2.42%       2.29%       1.76%       3.13%
Portfolio Turnover Rate......................................          0%          1%          0%          3%          2%
--------------------------------------------------------------------------------------------------------------------------

                                                                           Large Cap International Portfolio
                                                              -----------------------------------------------------------
                                                                 Year        Year        Year         Year        Year
                                                                Ended       Ended       Ended        Ended       Ended
                                                               Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                                 2014        2013        2012         2011        2010
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    22.20  $    18.33  $    17.91  $    19.42   $    18.02
                                                              ----------  ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.75        0.58        0.60        0.63         0.48
  Net Gains (Losses) on Securities (Realized and Unrealized).      (0.62)       3.90        0.40       (1.53)        1.43
                                                              ----------  ----------  ----------  ----------   ----------
   Total from Investment Operations..........................       0.13        4.48        1.00       (0.90)        1.91
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.74)      (0.61)      (0.58)      (0.61)       (0.51)
                                                              ----------  ----------  ----------  ----------   ----------
   Total Distributions.......................................      (0.74)      (0.61)      (0.58)      (0.61)       (0.51)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    21.59  $    22.20  $    18.33  $    17.91   $    19.42
============================================================= ==========  ==========  ==========  ==========   ==========
Total Return.................................................       0.47%      24.85%       5.89%      (4.86)%      10.99%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $3,127,847  $2,755,114  $2,055,759  $1,704,149   $1,616,686
Ratio of Expenses to Average Net Assets......................       0.28%       0.29%       0.30%       0.30%        0.30%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly).........       0.28%       0.29%       0.30%       0.30%        0.30%
Ratio of Net Investment Income to Average Net Assets.........       3.35%       2.90%       3.38%       3.19%        2.65%
Portfolio Turnover Rate......................................          4%          5%          4%          3%           7%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                          International Core Equity Portfolio
                                                             -------------------------------------------------------------
                                                                 Year         Year        Year         Year        Year
                                                                Ended        Ended       Ended        Ended       Ended
                                                               Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                                 2014         2013        2012         2011        2010
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $     12.57   $    10.10  $     9.89  $    10.78   $     9.79
                                                             -----------   ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................        0.38         0.31        0.31        0.33         0.23
 Net Gains (Losses) on Securities (Realized and Unrealized).       (0.43)        2.47        0.20       (0.89)        0.96
                                                             -----------   ----------  ----------  ----------   ----------
   Total from Investment Operations.........................       (0.05)        2.78        0.51       (0.56)        1.19
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................       (0.37)       (0.31)      (0.30)      (0.33)       (0.20)
                                                             -----------   ----------  ----------  ----------   ----------
   Total Distributions......................................       (0.37)       (0.31)      (0.30)      (0.33)       (0.20)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $     12.15   $    12.57  $    10.10  $     9.89   $    10.78
===========================================================  ===========   ==========  ==========  ==========   ==========
Total Return................................................       (0.55)%      27.98%       5.49%      (5.49)%      12.48%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $12,294,542   $9,508,466  $6,482,738  $5,395,884   $4,866,989
Ratio of Expenses to Average Net Assets.....................        0.38%        0.39%       0.40%       0.40%        0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........        0.38%        0.39%       0.40%       0.40%        0.40%
Ratio of Net Investment Income to Average Net Assets........        3.01%        2.80%       3.18%       2.96%        2.31%
Portfolio Turnover Rate.....................................           7%           3%          5%          3%           2%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                International Small Company Portfolio
                                                                    ------------------------------------------------------------
                                                                        Year        Year        Year         Year        Year
                                                                       Ended       Ended       Ended        Ended       Ended
                                                                      Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                                        2014        2013        2012         2011        2010
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................................. $    19.40   $    15.28  $    15.21  $    16.14   $    13.99
                                                                    ----------   ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................................       0.42         0.42        0.38        0.40         0.28
  Net Gains (Losses) on Securities (Realized and Unrealized).......      (0.62)        4.16        0.39       (0.83)        2.13
                                                                    ----------   ----------  ----------  ----------   ----------
   Total from Investment Operations................................      (0.20)        4.58        0.77       (0.43)        2.41
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................................      (0.42)       (0.37)      (0.42)      (0.50)       (0.26)
  Net Realized Gains...............................................      (0.54)       (0.09)      (0.28)         --           --
                                                                    ----------   ----------  ----------  ----------   ----------
   Total Distributions.............................................      (0.96)       (0.46)      (0.70)      (0.50)       (0.26)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year....................................... $    18.24   $    19.40  $    15.28  $    15.21   $    16.14
=================================================================== ==========   ==========  ==========  ==========   ==========
Total Return.......................................................      (1.09)%      30.66%       5.63%      (2.92)%      17.61%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................................ $8,844,517   $8,520,717  $6,423,160  $5,834,015   $5,511,594
Ratio of Expenses to Average Net Assets (B)........................       0.53%        0.54%       0.56%       0.55%        0.56%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
 Advisor) (B)......................................................       0.53%        0.54%       0.56%       0.55%        0.56%
Ratio of Net Investment Income to Average Net Assets...............       2.15%        2.47%       2.58%       2.37%        1.94%
----------------------------------------------------------------------------------------------------------------------------------

                                                                            Japanese Small Company Portfolio
                                                                    ------------------------------------------------
                                                                      Year      Year      Year      Year      Year
                                                                     Ended     Ended     Ended     Ended     Ended
                                                                    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                                      2014      2013      2012      2011      2010
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................................. $  19.33  $  14.99  $  15.24  $  14.13  $  14.32
                                                                    --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................................     0.24      0.26      0.29      0.27      0.22
  Net Gains (Losses) on Securities (Realized and Unrealized).......     0.13      4.21     (0.26)     1.08     (0.18)
                                                                    --------  --------  --------  --------  --------
   Total from Investment Operations................................     0.37      4.47      0.03      1.35      0.04
---------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................................    (0.55)    (0.13)    (0.28)    (0.24)    (0.23)
  Net Realized Gains...............................................       --        --        --        --        --
                                                                    --------  --------  --------  --------  --------
   Total Distributions.............................................    (0.55)    (0.13)    (0.28)    (0.24)    (0.23)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year....................................... $  19.15  $  19.33  $  14.99  $  15.24  $  14.13
=================================================================== ========  ========  ========  ========  ========
Total Return.......................................................     2.00%    30.06%     0.20%     9.57%     0.33%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................................ $508,190  $414,132  $293,968  $163,120  $114,933
Ratio of Expenses to Average Net Assets (B)........................     0.55%     0.56%     0.57%     0.56%     0.57%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
 Advisor) (B)......................................................     0.55%     0.56%     0.57%     0.56%     0.57%
Ratio of Net Investment Income to Average Net Assets...............     1.25%     1.51%     1.88%     1.74%     1.52%
---------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                    Asia Pacific Small Company Portfolio
                                                             --------------------------------------------------
                                                                Year      Year      Year       Year      Year
                                                               Ended     Ended     Ended      Ended     Ended
                                                              Oct. 31,  Oct. 31,  Oct. 31,   Oct. 31,  Oct. 31,
                                                                2014      2013      2012       2011      2010
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $  24.82   $  23.22  $  23.04  $  25.64   $  20.59
                                                             --------   --------  --------  --------   --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................     0.83       1.01      0.87      0.85       0.69
 Net Gains (Losses) on Securities (Realized and Unrealized).    (1.81)      1.37      0.58     (2.16)      4.99
                                                             --------   --------  --------  --------   --------
   Total from Investment Operations.........................    (0.98)      2.38      1.45     (1.31)      5.68
-----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................    (0.96)     (0.78)    (1.27)    (1.29)     (0.63)
 Net Realized Gains.........................................       --         --        --        --         --
                                                             --------   --------  --------  --------   --------
   Total Distributions......................................    (0.96)     (0.78)    (1.27)    (1.29)     (0.63)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $  22.88   $  24.82  $  23.22  $  23.04   $  25.64
===========================================================  ========   ========  ========  ========   ========
Total Return................................................    (3.84)%    10.46%     7.09%    (5.59)%    28.36%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $364,117   $331,166  $238,191  $139,262   $131,511
Ratio of Expenses to Average Net Assets (B).................     0.55%      0.57%     0.59%     0.60%      0.63%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B).............................     0.55%      0.57%     0.59%     0.60%      0.61%
Ratio of Net Investment Income to Average Net Assets........     3.53%      4.26%     3.91%     3.34%      3.14%
-----------------------------------------------------------------------------------------------------------------

                                                                United Kingdom Small Company Portfolio
                                                             --------------------------------------------
                                                               Year     Year     Year     Year      Year
                                                              Ended    Ended    Ended    Ended     Ended
                                                             Oct. 31, Oct. 31, Oct. 31, Oct. 31,  Oct. 31,
                                                               2014     2013     2012     2011      2010
----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $ 36.96  $ 27.81  $ 23.44  $ 24.24   $ 19.83
                                                             -------  -------  -------  -------   -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................    0.95     0.88     0.69     0.82      0.50
 Net Gains (Losses) on Securities (Realized and Unrealized).   (0.65)    9.17     4.47    (0.85)     4.41
                                                             -------  -------  -------  -------   -------
   Total from Investment Operations.........................    0.30    10.05     5.16    (0.03)     4.91
----------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................   (0.93)   (0.90)   (0.79)   (0.77)    (0.50)
 Net Realized Gains.........................................   (0.41)      --       --       --        --
                                                             -------  -------  -------  -------   -------
   Total Distributions......................................   (1.34)   (0.90)   (0.79)   (0.77)    (0.50)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $ 35.92  $ 36.96  $ 27.81  $ 23.44   $ 24.24
===========================================================  ======== ======== ======== ========  ========
Total Return................................................    0.73%   36.81%   22.82%   (0.28)%   25.37%
----------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $35,050  $37,096  $31,316  $33,869   $33,751
Ratio of Expenses to Average Net Assets (B).................    0.58%    0.59%    0.60%    0.60%     0.60%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B).............................    0.62%    0.63%    0.63%    0.62%     0.64%
Ratio of Net Investment Income to Average Net Assets........    2.50%    2.79%    2.83%    3.26%     2.39%
----------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                            Continental Small Company Portfolio
                                                              ------------------------------------------------------------
                                                                  Year         Year         Year         Year         Year
                                                                 Ended        Ended        Ended        Ended        Ended
                                                                Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                                                                  2014         2013         2012         2011         2010
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $  20.26     $  14.51     $  14.66     $  16.93     $  15.02
                                                              --------     --------     --------     --------     --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................     0.42         0.37         0.39         0.39         0.27
  Net Gains (Losses) on Securities (Realized and Unrealized).    (0.90)        5.78        (0.17)       (2.20)        1.89
                                                              --------     --------     --------     --------     --------
   Total from Investment Operations..........................    (0.48)        6.15         0.22        (1.81)        2.16
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................    (0.44)       (0.40)       (0.37)       (0.46)       (0.25)
                                                              --------     --------     --------     --------     --------
   Total Distributions.......................................    (0.44)       (0.40)       (0.37)       (0.46)       (0.25)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $  19.34     $  20.26     $  14.51     $  14.66     $  16.93
============================================================= ========     ========     ========     ========     ========
Total Return.................................................    (2.68)%      42.99%        1.85%      (11.09)%      14.85%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $168,961     $170,806     $106,316     $117,452     $128,106
Ratio of Expenses to Average Net Assets......................     0.56%(B)     0.58%(B)     0.59%(B)     0.58%(B)     0.59%(B)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly).........     0.56%(B)     0.58%(B)     0.59%(B)     0.58%(B)     0.59%(B)
Ratio of Net Investment Income to Average Net Assets.........     1.97%        2.16%        2.78%        2.25%        1.78%
Portfolio Turnover Rate......................................      N/A          N/A          N/A          N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------

                                                                  DFA International Real Estate Securities Portfolio
                                                              ---------------------------------------------------------
                                                                 Year        Year        Year         Year       Year
                                                                Ended       Ended       Ended        Ended      Ended
                                                               Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,   Oct. 31,
                                                                 2014        2013        2012         2011       2010
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $     5.48  $     5.67  $     4.90  $     5.58   $   5.24
                                                              ----------  ----------  ----------  ----------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.22        0.22        0.27        0.30       0.31
  Net Gains (Losses) on Securities (Realized and Unrealized).       0.19        0.25        0.75       (0.33)      0.58
                                                              ----------  ----------  ----------  ----------   --------
   Total from Investment Operations..........................       0.41        0.47        1.02       (0.03)      0.89
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.26)      (0.66)      (0.25)      (0.65)     (0.55)
                                                              ----------  ----------  ----------  ----------   --------
   Total Distributions.......................................      (0.26)      (0.66)      (0.25)      (0.65)     (0.55)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $     5.63  $     5.48  $     5.67  $     4.90   $   5.58
============================================================= ==========  ==========  ==========  ==========   ========
Total Return.................................................       8.21%       9.24%      22.34%      (0.43)%    18.96%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $3,088,376  $2,158,977  $1,531,708  $1,060,156   $958,554
Ratio of Expenses to Average Net Assets......................       0.38%       0.39%       0.41%       0.42%      0.41%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly).........       0.38%       0.39%       0.41%       0.42%      0.41%
Ratio of Net Investment Income to Average Net Assets.........       4.14%       4.07%       5.45%       5.73%      6.42%
Portfolio Turnover Rate......................................          1%          5%          3%          7%         6%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                 DFA Global Real Estate Securities Portfolio
                                                    ------------------------------------------------------------------
                                                         Year           Year           Year          Year         Year
                                                        Ended          Ended          Ended         Ended        Ended
                                                       Oct. 31,       Oct. 31,       Oct. 31,      Oct. 31,     Oct. 31,
                                                         2014           2013           2012          2011         2010
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................. $     9.59     $     9.33     $     8.21     $   8.28     $   6.75
                                                    ----------     ----------     ----------     --------     --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................       0.31           0.49           0.29         0.41         0.40
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................       1.05           0.37           1.07         0.06         1.60
                                                    ----------     ----------     ----------     --------     --------
   Total from Investment Operations................       1.36           0.86           1.36         0.47         2.00
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................      (0.32)         (0.60)         (0.24)       (0.54)       (0.47)
  Net Realized Gains...............................         --             --             --           --           --
                                                    ----------     ----------     ----------     --------     --------
   Total Distributions.............................      (0.32)         (0.60)         (0.24)       (0.54)       (0.47)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year....................... $    10.63     $     9.59     $     9.33     $   8.21     $   8.28
=================================================== ==========     ==========     ==========     ========     ========
Total Return.......................................      14.98%          9.74%         17.33%        6.17%       31.38%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................ $3,305,472     $2,082,707     $1,315,547     $869,348     $695,461
Ratio of Expenses to Average Net Assets............       0.32%(B)       0.32%(B)       0.34%(B)     0.41%(B)     0.41%(B)
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor and
 Fees Paid Indirectly).............................       0.55%(B)       0.55%(B)       0.60%(B)     0.73%(B)     0.73%(B)
Ratio of Net Investment Income to Average Net
 Assets............................................       3.21%          5.18%          3.38%        5.01%        5.59%
Portfolio Turnover Rate............................        N/A            N/A            N/A          N/A          N/A
---------------------------------------------------------------------------------------------------------------------------

                                                             DFA International Small Cap Value Portfolio
                                                    -------------------------------------------------------------
                                                        Year         Year        Year         Year        Year
                                                       Ended        Ended       Ended        Ended       Ended
                                                      Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                        2014         2013        2012         2011        2010
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................. $     20.17  $     15.16  $    14.85  $    16.16   $    14.92
                                                    -----------  -----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................        0.37         0.37        0.34        0.34         0.24
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................       (0.34)        5.21        0.61       (0.98)        1.22
                                                    -----------  -----------  ----------  ----------   ----------
   Total from Investment Operations................        0.03         5.58        0.95       (0.64)        1.46
------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................       (0.35)       (0.36)      (0.36)      (0.38)       (0.22)
  Net Realized Gains...............................       (0.30)       (0.21)      (0.28)      (0.29)          --
                                                    -----------  -----------  ----------  ----------   ----------
   Total Distributions.............................       (0.65)       (0.57)      (0.64)      (0.67)       (0.22)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year....................... $     19.55  $     20.17  $    15.16  $    14.85   $    16.16
=================================================== ===========  ===========  ==========  ==========   ==========
Total Return.......................................        0.13%       37.79%       6.92%      (4.39)%      10.01%
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................ $11,684,771  $11,148,899  $8,266,610  $7,459,144   $7,655,318
Ratio of Expenses to Average Net Assets............        0.68%        0.69%       0.71%       0.70%        0.70%
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor and
 Fees Paid Indirectly).............................        0.68%        0.69%       0.71%       0.70%        0.70%
Ratio of Net Investment Income to Average Net
 Assets............................................        1.78%        2.16%       2.30%       2.05%        1.57%
Portfolio Turnover Rate............................           8%           9%         18%         16%          18%
------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                            International Vector Equity Portfolio
                                                                   ------------------------------------------------------

                                                                       Year        Year       Year       Year      Year
                                                                      Ended       Ended      Ended      Ended     Ended
                                                                     Oct. 31,    Oct. 31,   Oct. 31,   Oct. 31,  Oct. 31,
                                                                       2014        2013       2012       2011      2010
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.............................. $    11.75   $     9.33  $   9.34  $  10.28   $   9.22
                                                                   ----------   ----------  --------  --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................................       0.32         0.26      0.27      0.29       0.18
  Net Gains (Losses) on Securities (Realized and Unrealized)......      (0.43)        2.44      0.14     (0.87)      1.05
                                                                   ----------   ----------  --------  --------   --------
   Total from Investment Operations...............................      (0.11)        2.70      0.41     (0.58)      1.23
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................................      (0.30)       (0.25)    (0.27)    (0.29)     (0.17)
  Net Realized Gains..............................................      (0.08)       (0.03)    (0.15)    (0.07)        --
                                                                   ----------   ----------  --------  --------   --------
   Total Distributions............................................      (0.38)       (0.28)    (0.42)    (0.36)     (0.17)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................................... $    11.26   $    11.75  $   9.33  $   9.34   $  10.28
================================================================== ==========   ==========  ========  ========   ========
Total Return......................................................      (1.05)%      29.52%     4.90%    (5.99)%    13.62%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............................. $1,305,553   $1,090,774  $561,399  $410,580   $363,123
Ratio of Expenses to Average Net Assets...........................       0.49%        0.51%     0.54%     0.54%      0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid Indirectly)...................       0.49%        0.51%     0.54%     0.54%      0.53%
Ratio of Net Investment Income to Average Net Assets..............       2.64%        2.51%     2.94%     2.73%      1.91%
Portfolio Turnover Rate...........................................          8%           2%        5%       10%         5%
---------------------------------------------------------------------------------------------------------------------------

                                                                                      World ex U.S. Value Portfolio
                                                                   -------------------------------------------------

                                                                       Year         Year        Year        Year
                                                                      Ended        Ended       Ended       Ended
                                                                     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                                       2014         2013        2012        2011
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.............................. $  11.93     $   9.94     $  9.96     $ 11.35
                                                                   --------     --------     -------     -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................................     0.42         0.29        0.29        0.30
  Net Gains (Losses) on Securities (Realized and Unrealized)......    (0.50)        2.02       (0.05)      (1.35)
                                                                   --------     --------     -------     -------
   Total from Investment Operations...............................    (0.08)        2.31        0.24       (1.05)
---------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................................    (0.42)       (0.32)      (0.26)      (0.26)
  Net Realized Gains..............................................       --           --          --       (0.08)
                                                                   --------     --------     -------     -------
   Total Distributions............................................    (0.42)       (0.32)      (0.26)      (0.34)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................................... $  11.43     $  11.93     $  9.94     $  9.96
================================================================== ========     ========     ========    ========
Total Return......................................................    (0.81)%      23.61%       2.70%      (9.59)%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............................. $113,951     $117,587     $57,197     $47,165
Ratio of Expenses to Average Net Assets...........................     0.57%(B)     0.60%(B)    0.60%(B)    0.60%(B)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid Indirectly)...................     0.76%(B)     0.76%(B)    0.84%(B)    0.91%(B)
Ratio of Net Investment Income to Average Net Assets..............     3.54%        2.61%       2.97%       2.64%
Portfolio Turnover Rate...........................................      N/A          N/A         N/A         N/A
---------------------------------------------------------------------------------------------------------------------

                                                                   ---------
                                                                        Period
                                                                       Aug. 23,
                                                                      2010(a) to
                                                                       Oct. 31,
                                                                         2010
-------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period..............................  $ 10.00
                                                                    -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................................     0.02
  Net Gains (Losses) on Securities (Realized and Unrealized)......     1.33
                                                                    -------
   Total from Investment Operations...............................     1.35
-------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................................       --
  Net Realized Gains..............................................       --
                                                                    -------
   Total Distributions............................................       --
-------------------------------------------------------------------------------------
Net Asset Value, End of Period....................................  $ 11.35
================================================================== ==========
Total Return......................................................    13.50%(D)
-------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............................  $29,616
Ratio of Expenses to Average Net Assets...........................     0.90%(B)(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid Indirectly)...................     1.37%(B)(C)(E)
Ratio of Net Investment Income to Average Net Assets..............     0.76%(C)(E)
Portfolio Turnover Rate...........................................      N/A
-------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                              World ex U.S. Targeted       World ex U.S. Core
                                                                  Value Portfolio           Equity Portfolio
                                                             ------------------        --------------------
                                                                           Period                     Period
                                                               Year       Nov. 1,         Year       April 9,
                                                              Ended      2012(a) to      Ended      2013(a) to
                                                             Oct. 31,     Oct. 31,      Oct. 31,     Oct. 31,
                                                               2014         2013          2014         2013
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................ $  12.46   $ 10.00        $  10.77    $  10.00
                                                             --------   -------        --------    --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................     0.23      0.20            0.28        0.18
 Net Gains (Losses) on Securities (Realized and Unrealized).    (0.22)     2.46           (0.27)       0.77
                                                             --------   -------        --------    --------
   Total from Investment Operations.........................     0.01      2.66            0.01        0.95
------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................    (0.24)    (0.20)          (0.28)      (0.18)
 Net Realized Gains.........................................    (0.15)       --           (0.01)         --
                                                             --------   -------        --------    --------
   Total Distributions......................................    (0.39)    (0.20)          (0.29)      (0.18)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $  12.08   $ 12.46        $  10.49    $  10.77
===========================================================  ========  ==========      ========   ==========
Total Return................................................     0.06%    26.90%(D)       (0.04)%      9.62%(D)
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $151,096   $96,010        $406,648    $129,720
Ratio of Expenses to Average Net Assets (B)(B)..............     0.69%     0.79%(C)(E)     0.47%       0.47%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B)(B)..........................     1.17%     1.27%(C)(E)     0.88%       0.97%(C)(E)
Ratio of Net Investment Income to Average Net Assets........     1.84%     1.78%(C)(E)     2.59%       3.12%(C)(E)
------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                 World Core Equity Portfolio
                                                             -------------------------
                                                                       Year        Period
                                                               Year    Ended      March 7,
                                                              Ended    Oct.      2012(a) to
                                                             Oct. 31,   31,       Oct. 31,
                                                               2014    2013         2012
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................ $ 12.71  $10.24    $10.00
                                                             -------  ------    ------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................    0.17    0.23      0.16
 Net Gains (Losses) on Securities (Realized and Unrealized).    0.87    2.47      0.19
                                                             -------  ------    ------
   Total from Investment Operations.........................    1.04    2.70      0.35
-------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................   (0.24)  (0.23)    (0.11)
 Net Realized Gains.........................................   (0.18)     --     (0.00)
                                                             -------  ------    ------
   Total Distributions......................................   (0.42)  (0.23)    (0.11)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $ 13.33  $12.71    $10.24
===========================================================  ======== ======  ==========
Total Return................................................    8.36%  26.77%     3.54%(D)
-------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $75,707  $1,728    $  191
Ratio of Expenses to Average Net Assets (B).................    0.35%   0.40%     0.40%(B)(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B).............................    0.97%   5.71%    52.27%(B)(C)(E)
Ratio of Net Investment Income to Average Net Assets........    1.27%   2.01%     2.40%(C)(E)
-------------------------------------------------------------------------------------------------

                                                              Selectively Hedged Global Equity
                                                                         Portfolio
                                                             ---------------------------
                                                                                    Period
                                                               Year      Year      Nov. 14,
                                                              Ended     Ended     2011(a) to
                                                             Oct. 31,  Oct. 31,    Oct. 31,
                                                               2014      2013        2012
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................ $  13.63  $ 10.87   $ 10.00
                                                             --------  -------   -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................     0.27     0.24      0.22
 Net Gains (Losses) on Securities (Realized and Unrealized).     0.76     2.65      0.87
                                                             --------  -------   -------
   Total from Investment Operations.........................     1.03     2.89      1.09
-----------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................    (0.32)   (0.10)    (0.22)
 Net Realized Gains.........................................    (0.14)   (0.03)       --
                                                             --------  -------   -------
   Total Distributions......................................    (0.46)   (0.13)    (0.22)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $  14.20  $ 13.63   $ 10.87
===========================================================  ========  ======== ==========
Total Return................................................     7.83%   26.86%    11.11%(D)
-----------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $147,276  $91,348   $34,950
Ratio of Expenses to Average Net Assets (B).................     0.40%    0.40%     0.40%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B).............................     0.69%    0.72%     1.00%(C)(E)
Ratio of Net Investment Income to Average Net Assets........     1.94%    1.93%     2.13%(C)(E)
-----------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                              Emerging Markets Portfolio
                                                             -----------------------------------------------------------
                                                                Year        Year        Year         Year        Year
                                                               Ended       Ended       Ended        Ended       Ended
                                                              Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                                2014        2013        2012         2011        2010
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $    26.97  $    26.06  $    26.68  $    30.90   $    25.23
                                                             ----------  ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.56        0.52        0.55        0.61         0.48
 Net Gains (Losses) on Securities (Realized and Unrealized).      (0.20)       1.17        0.37       (2.53)        6.07
                                                             ----------  ----------  ----------  ----------   ----------
   Total from Investment Operations.........................       0.36        1.69        0.92       (1.92)        6.55
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.53)      (0.50)      (0.50)      (0.53)       (0.46)
 Net Realized Gains.........................................      (0.16)      (0.28)      (1.04)      (1.77)       (0.42)
                                                             ----------  ----------  ----------  ----------   ----------
   Total Distributions......................................      (0.69)      (0.78)      (1.54)      (2.30)       (0.88)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $    26.64  $    26.97  $    26.06  $    26.68   $    30.90
===========================================================  ==========  ==========  ==========  ==========   ==========
Total Return................................................       1.33%       6.58%       4.08%      (6.82)%      26.53%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $4,073,698  $3,655,740  $2,797,177  $2,313,035   $2,372,498
Ratio of Expenses to Average Net Assets (B).................       0.56%       0.57%       0.61%       0.61%        0.60%
Ratio of Net Investment Income to Average Net Assets........       2.11%       1.97%       2.14%       2.07%        1.76%
--------------------------------------------------------------------------------------------------------------------------

                                                                         Emerging Markets Small Cap Portfolio
                                                             -----------------------------------------------------------
                                                                Year        Year        Year         Year        Year
                                                               Ended       Ended       Ended        Ended       Ended
                                                              Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                                2014        2013        2012         2011        2010
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $    21.10  $    20.33  $    19.85  $    24.26   $    17.45
                                                             ----------  ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.43        0.40        0.40        0.42         0.34
 Net Gains (Losses) on Securities (Realized and Unrealized).       0.62        1.37        0.83       (3.67)        6.79
                                                             ----------  ----------  ----------  ----------   ----------
   Total from Investment Operations.........................       1.05        1.77        1.23       (3.25)        7.13
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.40)      (0.39)      (0.35)      (0.40)       (0.32)
 Net Realized Gains.........................................      (0.33)      (0.61)      (0.40)      (0.76)          --
                                                             ----------  ----------  ----------  ----------   ----------
   Total Distributions......................................      (0.73)      (1.00)      (0.75)      (1.16)       (0.32)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $    21.42  $    21.10  $    20.33  $    19.85   $    24.26
===========================================================  ==========  ==========  ==========  ==========   ==========
Total Return................................................       5.12%       8.92%       6.71%     (14.03)%      41.33%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $4,860,603  $4,041,863  $2,907,673  $1,832,745   $1,833,038
Ratio of Expenses to Average Net Assets (B).................       0.72%       0.75%       0.82%       0.79%        0.78%
Ratio of Net Investment Income to Average Net Assets........       2.02%       1.91%       2.01%       1.86%        1.70%
-------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                        Emerging Markets Value Portfolio-Class R2 Shares+
                                                        ----------------------------------------------
                                                          Year        Year      Year     Year      Year
                                                         Ended       Ended     Ended    Ended     Ended
                                                        Oct. 31,    Oct. 31,  Oct. 31, Oct. 31,  Oct. 31,
                                                          2014        2013      2012     2011      2010
----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year..................... $ 29.27     $  28.21  $ 29.02  $ 36.35   $ 46.84
                                                        -------     --------  -------  -------   -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)......................    0.59         0.47     0.50     0.20      0.56
 Net Gains (Losses) on Securities (Realized and
   Unrealized).........................................   (1.10)        1.68    (0.45)   (5.45)     9.18
                                                        -------     --------  -------  -------   -------
   Total from Investment Operations....................   (0.51)        2.15     0.05    (5.25)     9.74
----------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.................................   (0.55)       (0.50)   (0.47)   (0.45)    (7.12)
 Net Realized Gains....................................   (0.42)       (0.59)   (0.39)   (1.63)   (13.11)
                                                        -------     --------  -------  -------   -------
   Total Distributions.................................   (0.97)       (1.09)   (0.86)   (2.08)   (20.23)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year........................... $ 27.79     $  29.27  $ 28.21  $ 29.02   $ 36.35
======================================================  ========    ========  ======== ========  ========
Total Return...........................................   (1.75)%       7.75%    0.43%  (15.24)%   29.71%
----------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................... $99,066     $106,070  $99,111  $78,157   $39,668
Ratio of Expenses to Average Net Assets (B)............    0.80%        0.82%    0.86%    0.86%     0.86%
Ratio of Net Investment Income to Average Net Assets...    2.09%        1.65%    1.78%    1.56%     1.39%
----------------------------------------------------------------------------------------------------------

                                                           Emerging Markets Value Portfolio-Institutional Class Shares
                                                        -----------------------------------------------------------------
                                                            Year          Year         Year         Year          Year
                                                           Ended         Ended        Ended        Ended         Ended
                                                          Oct. 31,      Oct. 31,     Oct. 31,     Oct. 31,      Oct. 31,
                                                            2014          2013         2012         2011          2010
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year..................... $     29.28   $     28.22  $     29.02  $     36.27   $     28.90
                                                        -----------   -----------  -----------  -----------   -----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)......................        0.66          0.55         0.57         0.64          0.45
 Net Gains (Losses) on Securities (Realized and
   Unrealized).........................................       (1.10)         1.67        (0.44)       (5.72)         8.01
                                                        -----------   -----------  -----------  -----------   -----------
   Total from Investment Operations....................       (0.44)         2.22         0.13        (5.08)         8.46
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.................................       (0.61)        (0.57)       (0.54)       (0.54)        (0.39)
 Net Realized Gains....................................       (0.42)        (0.59)       (0.39)       (1.63)        (0.70)
                                                        -----------   -----------  -----------  -----------   -----------
   Total Distributions.................................       (1.03)        (1.16)       (0.93)       (2.17)        (1.09)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year........................... $     27.81   $     29.28  $     28.22  $     29.02   $     36.27
======================================================  ===========   ===========  ===========  ===========   ===========
Total Return...........................................       (1.51)%        8.01%        0.70%      (14.84)%       30.04%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................... $18,647,276   $19,162,837  $16,589,619  $13,730,213   $11,542,870
Ratio of Expenses to Average Net Assets (B)............        0.55%         0.57%        0.61%        0.61%         0.60%
Ratio of Net Investment Income to Average Net Assets...        2.35%         1.91%        2.03%        1.88%         1.40%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

+ At the close of business on December 3, 2010, Class R2 Shares were converted to Class R2A Shares. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares. All per share amounts and net assets values have been adjusted as a result of the conversion. (Note G)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                         Emerging Markets Core Equity Portfolio
                                                             -------------------------------------------------------------
                                                                 Year         Year        Year         Year        Year
                                                                Ended        Ended       Ended        Ended       Ended
                                                               Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                                 2014         2013        2012         2011        2010
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $     20.09  $     19.00  $    18.73  $    21.31   $    16.49
                                                             -----------  -----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................        0.42         0.39        0.41        0.43         0.30
 Net Gains (Losses) on Securities (Realized and Unrealized).       (0.03)        1.07        0.23       (2.65)        4.81
                                                             -----------  -----------  ----------  ----------   ----------
   Total from Investment Operations.........................        0.39         1.46        0.64       (2.22)        5.11
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................       (0.40)       (0.37)      (0.37)      (0.36)       (0.29)
                                                             -----------  -----------  ----------  ----------   ----------
   Total Distributions......................................       (0.40)       (0.37)      (0.37)      (0.36)       (0.29)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $     20.08  $     20.09  $    19.00  $    18.73   $    21.31
===========================================================  ===========  ===========  ==========  ==========   ==========
Total Return................................................        1.89%        7.75%       3.55%     (10.59)%      31.30%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $15,727,547  $13,020,962  $8,594,707  $5,367,473   $4,179,882
Ratio of Expenses to Average Net Assets.....................        0.61%        0.63%       0.68%       0.67%        0.65%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........        0.61%        0.63%       0.68%       0.68%        0.65%
Ratio of Net Investment Income to Average Net Assets........        2.10%        1.97%       2.18%       2.04%        1.63%
Portfolio Turnover Rate.....................................           2%           1%          1%          1%           4%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-seven operational portfolios, of which thirty-one (the "Portfolios") are included in this section of the report. The remaining operational portfolios are presented in separate reports.

   Of the Portfolios, seven invest all of their assets in a corresponding series of The DFA Investment Trust Company ("DFAITC") and one invests in the Dimensional Emerging Markets Value Fund ("DEM"). International Small Company Portfolio invests in five portfolios within DFAITC. DFA Global Real Estate Securities Portfolio invests in two portfolios within the Fund and World ex U.S. Value Portfolio invests in three portfolios within the Fund, DFAITC, and DEM. World ex U.S. Targeted Value Portfolio invests in four portfolios within the Fund, DFAITC, and DEM. World ex U.S. Core Equity Portfolio invests in two portfolios within the Fund. World Core Equity Portfolio invests in six portfolios within the Fund, Dimensional Investment Group Inc. ("DIG") and DFAITC. Selectively Hedged Global Equity Portfolio invests in three portfolios within the Fund.

                                                                                                 Percentage
                                                                                                  Ownership
Feeder Funds                                 Master Funds                                        at 10/31/14
------------                                 ------------                                        -----------
U.S. Large Cap Value Portfolio               The U.S. Large Cap Value Series                         82%
Japanese Small Company Portfolio             The Japanese Small Company Series                       20%
Asia Pacific Small Company Portfolio         The Asia Pacific Small Company Series                   25%
United Kingdom Small Company Portfolio       The United Kingdom Small Company Series                  2%
Continental Small Company Portfolio          The Continental Small Company Series                     5%
Emerging Markets Portfolio                   The Emerging Markets Series                             98%
Emerging Markets Small Cap Portfolio         The Emerging Markets Small Cap Series                   99%
Emerging Markets Value Portfolio             Dimensional Emerging Markets Value Fund                 99%

Fund of Funds
-------------                                -
International Small Company Portfolio        The Continental Small Company Series                    95%
                                             The Japanese Small Company Series                       80%
                                             The United Kingdom Small Company Series                 98%
                                             The Asia Pacific Small Company Series                   75%
                                             The Canadian Small Company Series                       98%
DFA Global Real Estate Securities Portfolio  DFA Real Estate Securities Portfolio                    31%
                                             DFA International Real Estate Securities Portfolio      41%
World ex U.S. Value Portfolio                Dimensional Emerging Markets Value Fund                 --*
                                             DFA International Small Cap Value Portfolio             --*
                                             The DFA International Value Series                       1%
World ex U.S. Targeted Value Portfolio       DFA International Small Cap Value Portfolio              1%
                                             Dimensional Emerging Markets Value Fund                 --*
                                             International Vector Equity Portfolio                    1%
                                             The Emerging Markets Small Cap Series                   --*
World ex U.S. Core Equity Portfolio          International Core Equity Portfolio                      3%
                                             Emerging Markets Core Equity Portfolio                   1%
World Core Equity Portfolio                  U.S. Core Equity 1 Portfolio                            --*
                                             U.S. Large Company Portfolio                            --*
                                             Large Cap International Portfolio                       --*
                                             International Core Equity Portfolio                     --*
                                             Emerging Markets Core Equity Portfolio                  --*

                                                                                    Percentage
                                                                                     Ownership
Fund of Funds                               Master Funds                            at 10/31/14
-------------                               ------------                            -----------
                                            The Emerging Markets Series                 --*
Selectively Hedged Global Equity Portfolio  U.S. Core Equity 2 Portfolio                --*
                                            International Core Equity Portfolio         --*
                                            Emerging Markets Core Equity Portfolio      --*

   * Amounts designated as -- are less than 1%.

   Each feeder fund and fund of funds (collectively, "Feeder Funds") invests primarily in a corresponding master fund(s) ("Master Fund") as indicated. International Small Company Portfolio, DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, World Core Equity Portfolio, and Selectively Hedged Global Equity Portfolio also invest in short-term temporary cash investments. In addition, World ex U.S. Targeted Value Portfolio and Selectively Hedged Global Equity Portfolio engage in futures and forward currency contracts.

   The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

   Effective June 27, 2014, the Dimensional Retirement Equity Fund II changed its name to the World Core Equity Portfolio.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and ask prices which approximates fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt securities held by Enhanced U.S. Large Company Portfolio (the "Fixed Income Portfolio") and International Equity Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Shares held by the DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio (except shares of The DFA International Value Series and
DEM), World ex U.S. Targeted Value Portfolio (except shares of The Emerging Markets Small Cap Series and DEM), World ex U.S. Core Equity Portfolio, World Core Equity Portfolio (except shares of The Emerging Markets Series), and Selectively Hedged Global Equity Portfolio of the Master Funds, which are treated as regulated investment companies, and the shares held by the Portfolios in other investment companies, are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds, International Small Company Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value

Portfolio and World Core Equity Portfolio's investments in Series of DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

   For the year ended October 31, 2014, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Fixed Income Portfolio, the International Equity Portfolios and Selectively Hedged Global Equity Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fixed Income Portfolio and Selectively Hedged Global Equity Portfolio also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the Fixed Income Portfolio and Selectively Hedged Global Equity Portfolio do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios, Fixed Income Portfolio and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   U.S. Large Cap Value Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Value Portfolio and World ex U.S. Targeted Value Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Emerging Markets Core Equity Portfolio are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor and Administrator:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to all Portfolios. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Funds. The Advisor provides administrative services to the Feeder Funds and International Small Company Portfolio, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services.

   For the year ended October 31, 2014, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

           Enhanced U.S. Large Company Portfolio*............. 0.05%
           U.S. Large Cap Equity Portfolio.................... 0.15%
           U.S. Targeted Value Portfolio*..................... 0.10%
           U.S. Small Cap Value Portfolio*.................... 0.20%
           U.S. Core Equity 1 Portfolio....................... 0.17%
           U.S. Core Equity 2 Portfolio....................... 0.20%
           U.S. Vector Equity Portfolio....................... 0.30%
           U.S. Small Cap Portfolio*.......................... 0.03%
           U.S. Micro Cap Portfolio*.......................... 0.10%
           DFA Real Estate Securities Portfolio............... 0.17%
           Large Cap International Portfolio.................. 0.25%
           International Core Equity Portfolio................ 0.35%
           DFA International Real Estate Securities Portfolio. 0.35%

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



               DFA Global Real Estate Securities Portfolio. 0.27%
               DFA International Small Cap Value Portfolio. 0.65%
               International Vector Equity Portfolio....... 0.45%
               World ex U.S. Value Portfolio............... 0.47%
               World ex U.S. Targeted Value Portfolio...... 0.58%
               World ex U.S. Core Equity Portfolio......... 0.40%
               World Core Equity Portfolio................. 0.30%
               Selectively Hedged Global Equity Portfolio.. 0.30%
               Emerging Markets Core Equity Portfolio...... 0.55%

   For the year ended October 31, 2014, the Feeder Funds' and the Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and International Small Company Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 Enhanced U.S. Large Company Portfolio*. 0.15%
                 U.S. Large Cap Value Portfolio......... 0.15%
                 U.S. Targeted Value Portfolio*......... 0.25%
                 U.S. Small Cap Value Portfolio*........ 0.30%
                 U.S. Small Cap Portfolio*.............. 0.32%
                 U.S. Micro Cap Portfolio*.............. 0.40%
                 International Small Company Portfolio.. 0.40%
                 Japanese Small Company Portfolio....... 0.40%
                 Asia Pacific Small Company Portfolio... 0.40%
                 United Kingdom Small Company Portfolio. 0.40%
                 Continental Small Company Portfolio.... 0.40%
                 Emerging Markets Portfolio............. 0.40%
                 Emerging Markets Small Cap Portfolio... 0.45%
                 Emerging Markets Value Portfolio....... 0.40%

* Prior to February 28, 2014, the Portfolios and the U.S. Targeted Value Portfolio each were provided administrative services under an administrative agreement. Effective February 28, 2014, the administrative agreement and investment advisory agreement for each of these Portfolios were combined into an investment management agreement that provides for an investment management fee, equal to each Portfolio's previous investment advisory services fee and administrative services fee, payable to the Advisor for both investment advisory services and administrative services.

   Further, on December 13, 2013, the Board of the Fund voted to approve the combination of the Investment Advisory Agreement and the Administration Agreement (together, the "Previous Agreements") into a bundled Investment Management Agreement for the Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio. The Investment Management Agreements became effective on February 28, 2014. The nature and level of services to each Portfolio under the Investment Management Agreements are the same as under the Previous Agreements. As of February 28, 2014, the Portfolios pay the Advisor an investment management fee that is equal to the sum of the previous investment advisory and administration fees that were paid by each Portfolio to the Advisor under the Previous Agreements.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the Portfolios below will remain in effect through February 28, 2015, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2014, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands).

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



Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                Previously
                                                                Recovery       Waived Fees/
                                                  Expense    of Previously   Expenses Assumed
                                                 Limitation   Waived Fees/   Subject to Future
Institutional Class Shares                         Amount   Expenses Assumed     Recovery
--------------------------                       ---------- ---------------- -----------------
U.S. Large Cap Equity Portfolio (1).............    0.19%         $ 2             $    53
U.S. Targeted Value Portfolio (2)...............    0.50%          --                  --
U.S. Core Equity 1 Portfolio (1)................    0.23%          --                  --
U.S. Core Equity 2 Portfolio (1)................    0.26%          --                  --
U.S. Vector Equity Portfolio (1)................    0.36%          --                  --
DFA Real Estate Securities Portfolio (1)........    0.18%          --               1,237
International Core Equity Portfolio (1).........    0.49%          --                  --
International Small Company Portfolio (3).......    0.45%          --                  --
Japanese Small Company Portfolio (4)............    0.47%          --                  --
Asia Pacific Small Company Portfolio (4)........    0.47%          --                  --
United Kingdom Small Company Portfolio (4)......    0.47%          --                  36
Continental Small Company Portfolio (4).........    0.47%          --                  --
DFA International Real Estate Securities
  Portfolio (1).................................    0.65%          --                  --
DFA Global Real Estate Securities Portfolio (5).    0.32%          --              12,371
International Vector Equity Portfolio (1).......    0.60%          --                  --
World ex U.S. Value Portfolio (6)...............    0.60%          51                 554
World ex U.S. Targeted Value Portfolio (7)......    0.80%          --                 938
World ex U.S. Core Equity Portfolio (8).........    0.47%          --               1,123
World Core Equity Portfolio (9).................    0.35%          --                 126
Selectively Hedged Global Equity Portfolio (10).    0.40%          41                 628
Emerging Markets Core Equity Portfolio (1)......    0.85%          --                  --

Class R1 Shares
---------------
U.S. Targeted Value Portfolio (11)..............    0.62%          --                  --

Class R2 Shares
---------------
U.S. Targeted Value Portfolio (11)..............    0.77%          --                  --
Emerging Markets Value Portfolio (12)...........    0.96%          --                  --

   (1) The Advisor has contractually agreed to waive all or a portion of its advisory fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   (2) The Advisor has contractually agreed to waive its management fee and to assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (3) The Advisor has contractually agreed to waive its administration fee and to assume the other direct expenses of the Portfolio (excluding expenses incurred through its investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the rate listed above as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above.

   (4) The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The Fee Waiver Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Fund. At any time that the direct expenses of a Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's direct expenses to exceed the Expense Limitation Amount, as listed above.

   (5) Effective February 28, 2012, the Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   Prior to February 28, 2012, the Advisor contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to 0.55% of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio were less than 0.55% of average net assets on an annualized basis, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery did not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount then in effect. The Advisor voluntarily agreed to waive all or a portion of its advisory fee to the extent necessary to limit the total advisory fees paid by the Portfolio to the Advisor directly and indirectly (the proportionate share of the advisory fees paid by the Portfolio through its investment in other funds managed by the Advisor) to 0.35% of the Portfolio's average net assets on an annualized basis.

   (6) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's advisory fee of 0.47% to the extent necessary to offset the proportionate share of the advisory fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the advisory fee that remains payable by the Portfolio (i.e., the advisory fee remaining after the proportionate share of the Master Funds' advisory services fees have been offset (the "Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount").
The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount, as listed above.

   (7) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's advisory fee of 0.58% to the extent necessary to offset the proportionate share of the advisory fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the advisory fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (8) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (9) Effective June 27, 2014, the Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds (including the Portfolio's proportionate share of any management fees that a Master Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount.

   Prior to June 27, 2014, the Advisor contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds (including the Portfolio's proportionate share of any management fees that a Master Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") of such class of the Portfolio so that the Portfolio Expenses did not exceed 0.40% of the average net assets of such class of the Portfolio on an annualized basis.

   (10) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (11) The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of the Class R1 shares and Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 shares and Class R2 shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Class R1 shares or Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (12) The Advisor has contractually agreed to assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees, and excluding any applicable 12b-1 fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the rate listed above as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses of the Class R2 shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

Earned Income Credit:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2014, expenses reduced were as follows (amounts in thousands):

                                                             Fees Paid
                                                             Indirectly
         -                                                   ----------
         Enhanced U.S. Large Company Portfolio..............    $ 2
         Large Cap International Portfolio..................      9
         International Core Equity Portfolio................     49
         DFA International Real Estate Securities Portfolio.     14
         DFA International Small Cap Value Portfolio........     16
         International Vector Equity Portfolio..............      4
         World ex U.S. Value Portfolio......................     --
         World ex U.S. Targeted Value Portfolio.............     --
         World ex U.S. Core Equity Portfolio................      1
         Emerging Markets Core Equity Portfolio.............     75

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2014, the total related amounts paid by the Fund to the CCO were $262 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2014, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

            Enhanced U.S. Large Company Portfolio.............. $  8
            U.S. Large Cap Equity Portfolio....................    1
            U.S. Large Cap Value Portfolio.....................  315
            U.S. Targeted Value Portfolio......................   92
            U.S. Small Cap Value Portfolio.....................  288
            U.S. Core Equity 1 Portfolio.......................  142
            U.S. Core Equity 2 Portfolio.......................  221
            U.S. Vector Equity Portfolio.......................   67
            U.S. Small Cap Portfolio...........................  154
            U.S. Micro Cap Portfolio...........................  143
            DFA Real Estate Securities Portfolio...............  114
            Large Cap International Portfolio..................   72
            International Core Equity Portfolio................  207
            International Small Company Portfolio..............  219
            Japanese Small Company Portfolio...................    9
            Asia Pacific Small Company Portfolio...............    6
            United Kingdom Small Company Portfolio.............    1
            Continental Small Company Portfolio................    5
            DFA International Real Estate Securities Portfolio.   43
            DFA Global Real Estate Securities Portfolio........   32
            DFA International Small Cap Value Portfolio........  321
            International Vector Equity Portfolio..............   17
            World ex U.S. Value Portfolio......................    1
            World ex U.S. Targeted Value Portfolio.............    1
            World ex U.S. Core Equity Portfolio................    1
            World Core Equity Portfolio........................   --
            Selectively Hedged Global Equity Portfolio.........    1
            Emerging Markets Portfolio.........................   98
            Emerging Markets Small Cap Portfolio...............   75
            Emerging Markets Value Portfolio...................  424
            Emerging Markets Core Equity Portfolio.............  207

E. Purchases and Sales of Securities:

   For the year ended October 31, 2014, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                         U.S. Government    Other Investment
                                            Securities         Securities
                                        ------------------ -------------------
                                        Purchases  Sales   Purchases   Sales
                                        --------- -------- ---------- --------
 Enhanced U.S. Large Company Portfolio. $284,240  $284,126 $  136,465 $130,055
 U.S. Large Cap Equity Portfolio.......       --        --    105,635    2,673
 U.S. Targeted Value Portfolio.........       --        --  1,600,291  468,623
 U.S. Small Cap Value Portfolio........       --        --  2,314,774  933,389
 U.S. Core Equity 1 Portfolio..........       --        --  2,642,774  444,763
 U.S. Core Equity 2 Portfolio..........       --        --  2,417,443  694,222
 U.S. Vector Equity Portfolio..........       --        --    642,248  313,857

                                                    U.S. Government  Other Investment
                                                      Securities        Securities
                                                    --------------- -------------------
                                                    Purchases Sales Purchases   Sales
                                                    --------- ----- ---------- --------
U.S. Small Cap Portfolio...........................    --      --   $2,066,573 $719,322
U.S. Micro Cap Portfolio...........................    --      --      719,550  558,944
DFA Real Estate Securities Portfolio...............    --      --    1,106,381    8,256
Large Cap International Portfolio..................    --      --      567,276  118,540
International Core Equity Portfolio................    --      --    4,016,566  748,175
DFA International Real Estate Securities Portfolio.    --      --      846,116   29,337
DFA International Small Cap Value Portfolio........    --      --    1,840,016  913,850
International Vector Equity Portfolio..............    --      --      367,063   96,902
Emerging Markets Core Equity Portfolio.............    --      --    3,024,471  327,277

   For the year ended October 31, 2014, the Fund of Funds made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                                     DFA Global Real Estate Securities Portfolio
                                          -----------------------------------------------------------------
                                          Balance at Balance at                   Dividend Distributions of
Affiliated Investment Companies           10/31/2013 10/31/2014 Purchases  Sales   Income   Realized Gains
-------------------------------           ---------- ---------- --------- ------- -------- ----------------
DFA Real Estate Securities Portfolio..... $1,235,206 $2,044,932 $564,393  $14,000 $43,175          --
DFA International Real Estate Securities
  Portfolio..............................    842,644  1,255,234  382,205   12,500  41,160          --
                                          ---------- ---------- --------  ------- -------        ----
Total.................................... $2,077,850 $3,300,166 $946,598  $26,500 $84,335          --
                                          ========== ========== ========  ======= =======        ====

                                                            World ex U.S. Value Portfolio
                                          -----------------------------------------------------------------
                                          Balance at Balance at                   Dividend Distributions of
Affiliated Investment Companies           10/31/2013 10/31/2014 Purchases  Sales   Income   Realized Gains
-------------------------------           ---------- ---------- --------- ------- -------- ----------------
DFA International Small Cap Value
  Portfolio.............................. $   10,626 $    9,588 $  1,893  $ 2,663 $   182        $157

                                                       World ex U.S. Targeted Value Portfolio
                                          -----------------------------------------------------------------
                                          Balance at Balance at                   Dividend Distributions of
Affiliated Investment Companies           10/31/2013 10/31/2014 Purchases  Sales   Income   Realized Gains
-------------------------------           ---------- ---------- --------- ------- -------- ----------------
DFA International Small Cap Value
  Portfolio.............................. $   59,508 $   93,592 $ 52,059  $12,519 $ 1,360        $919
International Vector Equity Portfolio....      8,639     13,571    7,607    1,786     320          64
                                          ---------- ---------- --------  ------- -------        ----
Total.................................... $   68,147 $  107,163 $ 59,666  $14,305 $ 1,680        $983
                                          ========== ========== ========  ======= =======        ====

                                                         World ex U.S. Core Equity Portfolio
                                          -----------------------------------------------------------------
                                          Balance at Balance at                   Dividend Distributions of
Affiliated Investment Companies           10/31/2013 10/31/2014 Purchases  Sales   Income   Realized Gains
-------------------------------           ---------- ---------- --------- ------- -------- ----------------
International Core Equity Portfolio...... $   99,732 $  312,519 $235,743  $ 8,931 $ 5,073          --
Emerging Markets Core Equity Portfolio...     29,703     93,258   66,717    3,258   1,097          --
                                          ---------- ---------- --------  ------- -------        ----
Total.................................... $  129,435 $  405,777 $302,460  $12,189 $ 6,170          --
                                          ========== ========== ========  ======= =======        ====

                                                             World Core Equity Portfolio
                                          -----------------------------------------------------------------
                                          Balance at Balance at                   Dividend Distributions of
Affiliated Investment Companies           10/31/2013 10/31/2014 Purchases  Sales   Income   Realized Gains
-------------------------------           ---------- ---------- --------- ------- -------- ----------------
U.S. Core Equity 1 Portfolio............. $      639 $   38,342 $ 38,394  $ 1,100 $   143        $  3
International Core Equity Portfolio......         96     29,208   32,105      178     120          --
Emerging Markets Core Equity Portfolio...         30      8,097    8,546      189      70          --
Large Cap International Portfolio........        258         --      322      595       8          --
U.S. Large Company Portfolio.............        641         --      761    1,477      10          --
                                          ---------- ---------- --------  ------- -------        ----
Total.................................... $    1,664 $   75,647 $ 80,128  $ 3,539 $   351        $  3
                                          ========== ========== ========  ======= =======        ====

                                                   Selectively Hedged Global Equity Portfolio
                                        -----------------------------------------------------------------
                                        Balance at Balance at                   Dividend Distributions of
Affiliated Investment Companies         10/31/2013 10/31/2014 Purchases  Sales   Income   Realized Gains
-------------------------------         ---------- ---------- --------- ------- -------- ----------------
U.S. Core Equity 2 Portfolio...........  $37,594    $ 64,220   $28,980  $ 7,200  $  670        $342
International Core Equity Portfolio....   34,847      53,147    26,181    5,580   1,166          --
Emerging Markets Core Equity Portfolio.   15,187      23,899    11,446    2,600     363          --
                                         -------    --------   -------  -------  ------        ----
Total..................................  $87,628    $141,266   $66,607  $15,380  $2,199        $342
                                         =======    ========   =======  =======  ======        ====

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2014, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90 day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                       Increase       Increase
                                                                      (Decrease)     (Decrease)
                                                       Increase     Undistributed   Accumulated
                                                      (Decrease)    Net Investment  Net Realized
                                                    Paid-In Capital     Income     Gains (Losses)
                                                    --------------- -------------- --------------
Enhanced U.S. Large Company Portfolio..............     $ 2,841        $  (284)       $ (2,557)
U.S. Large Cap Equity Portfolio....................          69            (60)             (9)
U.S. Large Cap Value Portfolio.....................       5,129         (3,752)         (1,377)
U.S. Targeted Value Portfolio......................      16,408           (965)        (15,443)
U.S. Small Cap Value Portfolio.....................      27,492         (3,944)        (23,548)
U.S. Core Equity 1 Portfolio.......................       7,962         (5,946)         (2,016)
U.S. Core Equity 2 Portfolio.......................       5,976         (4,163)         (1,813)
U.S. Vector Equity Portfolio.......................       7,287         (1,398)         (5,889)
U.S. Small Cap Portfolio...........................      17,302         (3,711)        (13,591)
U.S. Micro Cap Portfolio...........................      15,490         (1,637)        (13,853)
DFA Real Estate Securities Portfolio...............       5,762         13,007         (18,769)
Large Cap International Portfolio..................          --           (965)            965
International Core Equity Portfolio................       7,711         (1,854)         (5,857)
International Small Company Portfolio..............      19,380          4,578         (23,958)
Japanese Small Company Portfolio...................          --          2,383          (2,383)
Asia Pacific Small Company Portfolio...............          --            355            (355)
United Kingdom Small Company Portfolio.............         196            (56)           (140)
Continental Small Company Portfolio................          --            103            (103)
DFA International Real Estate Securities Portfolio.       5,952         (4,743)         (1,209)
DFA Global Real Estate Securities Portfolio........         598           (598)             --
DFA International Small Cap Value Portfolio........      18,832         (7,087)        (11,745)
International Vector Equity Portfolio..............       1,317            578          (1,895)
World ex U.S. Value Portfolio......................          --             94             (94)

                                                               Increase       Increase
                                                              (Decrease)     (Decrease)
                                               Increase     Undistributed   Accumulated
                                              (Decrease)    Net Investment  Net Realized
                                            Paid-In Capital     Income     Gains (Losses)
                                            --------------- -------------- --------------
World ex U.S. Targeted Value Portfolio.....     $   128        $    108       $  (236)
World ex U.S. Core Equity Portfolio........          34              14           (48)
World Core Equity Portfolio................          --               7            (7)
Selectively Hedged Global Equity Portfolio.         174           1,372        (1,546)
Emerging Markets Portfolio.................       2,916          (3,574)          658
Emerging Markets Small Cap Portfolio.......      11,484          (6,760)       (4,724)
Emerging Markets Value Portfolio...........      22,724         (16,924)       (5,800)
Emerging Markets Core Equity Portfolio.....      15,015         (17,749)        2,734

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2013 and October 31, 2014 were as follows (amounts in thousands):

                                         Net Investment
                                           Income and
                                           Short-Term     Long-Term
                                         Capital Gains  Capital Gains  Total
                                         -------------- ------------- --------
  Enhanced U.S. Large Company Portfolio
  2013..................................    $  1,597            --    $  1,597
  2014..................................         903            --         903
  U.S. Large Cap Equity Portfolio
  2013..................................         321            --         321
  2014..................................       3,209            --       3,209
  U.S. Large Cap Value Portfolio
  2013..................................     180,943            --     180,943
  2014..................................     230,364            --     230,364
  U.S. Targeted Value Portfolio
  2013..................................      55,372      $162,209     217,581
  2014..................................      51,735       237,290     289,025
  U.S. Small Cap Value Portfolio
  2013..................................     112,970       380,218     493,188
  2014..................................      66,463       443,795     510,258
  U.S. Core Equity 1 Portfolio
  2013..................................     105,633            --     105,633
  2014..................................     135,714        34,892     170,606
  U.S. Core Equity 2 Portfolio
  2013..................................     143,640        55,772     199,412
  2014..................................     170,204        98,745     268,949
  U.S. Vector Equity Portfolio
  2013..................................      34,959         3,507      38,466
  2014..................................      39,201        38,966      78,167
  U.S. Small Cap Portfolio
  2013..................................      83,270       228,671     311,941
  2014..................................      85,510       218,795     304,305
  U.S. Micro Cap Portfolio
  2013..................................      46,915       176,365     223,280
  2014..................................      43,726       200,738     244,464
  DFA Real Estate Securities Portfolio
  2013..................................     102,731            --     102,731
  2014..................................     156,934            --     156,934

                                                    Net Investment
                                                      Income and
                                                      Short-Term     Long-Term
                                                    Capital Gains  Capital Gains  Total
                                                    -------------- ------------- --------
Large Cap International Portfolio
2013...............................................    $ 70,787            --    $ 70,787
2014...............................................      98,177            --      98,177
International Core Equity Portfolio
2013...............................................     214,687            --     214,687
2014...............................................     320,068            --     320,068
International Small Company Portfolio
2013...............................................     159,066      $ 39,012     198,078
2014...............................................     218,133       211,626     429,759
Japanese Small Company Portfolio
2013...............................................       2,836            --       2,836
2014...............................................      11,539            --      11,539
Asia Pacific Small Company Portfolio
2013...............................................       7,603            --       7,603
2014...............................................      12,860            --      12,860
United Kingdom Small Company Portfolio
2013...............................................         953            --         953
2014...............................................         919           406       1,325
Continental Small Company Portfolio
2013...............................................       2,834            --       2,834
2014...............................................       3,660            --       3,660
DFA International Real Estate Securities Portfolio
2013...............................................     181,848            --     181,848
2014...............................................     106,263            --     106,263
DFA Global Real Estate Securities Portfolio
2013...............................................      84,341            --      84,341
2014...............................................      72,036            --      72,036
DFA International Small Cap Value Portfolio
2013...............................................     198,381       117,102     315,483
2014...............................................     239,810       127,501     367,311
International Vector Equity Portfolio
2013...............................................      17,456         2,044      19,500
2014...............................................      31,913         7,322      39,235
World ex U.S. Value Portfolio
2013...............................................       2,334            --       2,334
2014...............................................       4,113            --       4,113
World ex U.S. Targeted Value Portfolio
2013...............................................         993            --         993
2014...............................................       2,537         1,141       3,678
World ex U.S. Core Equity Portfolio
2013...............................................       1,171            --       1,171
2014...............................................       6,163            --       6,163
World Core Equity Portfolio
2013...............................................          24            --          24
2014...............................................         358            14         372
Selectively Hedged Global Equity Portfolio
2013...............................................         373            56         429
2014...............................................       2,139           539       2,678

                                         Net Investment
                                           Income and
                                           Short-Term     Long-Term
                                         Capital Gains  Capital Gains  Total
                                         -------------- ------------- --------
 Emerging Markets Portfolio
 2013...................................    $ 59,866      $ 30,527    $ 90,393
 2014...................................      78,253        20,987      99,240
 Emerging Markets Small Cap Portfolio
 2013...................................      71,149        92,100     163,249
 2014...................................      83,100        63,095     146,195
 Emerging Markets Value Portfolio
 2013...................................     357,501       344,531     702,032
 2014...................................     418,693       264,053     682,746
 Emerging Markets Core Equity Portfolio
 2013...................................     205,400            --     205,400
 2014...................................     287,956            --     287,956

   At October 31, 2014, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                             Net Investment
                                               Income and
                                               Short-Term     Long-Term
                                             Capital Gains  Capital Gains  Total
                                             -------------- ------------- -------
Enhanced U.S. Large Company Portfolio.......    $ 1,183        $ 1,658    $ 2,841
U.S. Large Cap Equity Portfolio.............         60              4         64
U.S. Large Cap Value Portfolio..............      3,752          1,377      5,129
U.S. Targeted Value Portfolio...............      2,906         13,502     16,408
U.S. Small Cap Value Portfolio..............      3,731         23,761     27,492
U.S. Core Equity 1 Portfolio................      2,994          1,051      4,045
U.S. Core Equity 2 Portfolio................      3,939          2,037      5,976
U.S. Vector Equity Portfolio................      1,899          5,388      7,287
U.S. Small Cap Portfolio....................      3,514         13,788     17,302
U.S. Micro Cap Portfolio....................      1,587         13,903     15,490
DFA Real Estate Securities Portfolio........      1,721             --      1,721
International Core Equity Portfolio.........      3,892             --      3,892
International Small Company Portfolio.......      9,273         10,107     19,380
United Kingdom Small Company Portfolio......         60            136        196
DFA Global Real Estate Securities Portfolio.        395             --        395
DFA International Small Cap Value Portfolio.      9,738          9,094     18,832
International Vector Equity Portfolio.......        991            326      1,317
World ex U.S.Targeted Value Portfolio.......        112             16        128
World ex U.S. Core Equity Portfolio.........         23             --         23
Selectively Hedged Global Equity Portfolio..        122             52        174
Emerging Markets Portfolio..................      2,916             --      2,916
Emerging Markets Small Cap Portfolio........      2,631          2,358      4,989
Emerging Markets Value Portfolio............     22,724             --     22,724
Emerging Markets Core Equity Portfolio......      8,118             --      8,118

   At October 31, 2014, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                          Undistributed                                              Total Net
                                          Net Investment                                           Distributable
                                            Income and   Undistributed                Unrealized     Earnings
                                            Short-Term     Long-Term   Capital Loss  Appreciation  (Accumulated
                                          Capital Gains  Capital Gains Carryforward (Depreciation)    Losses)
                                          -------------- ------------- ------------ -------------- -------------
Enhanced U.S. Large Company
  Portfolio..............................    $ 10,953      $ 16,610            --     $    4,258    $   31,821
U.S. Large Cap Equity Portfolio..........         789           266            --         35,396        36,451
U.S. Large Cap Value Portfolio...........      33,189        86,219            --      5,314,609     5,434,017
U.S. Targeted Value Portfolio............      16,494       237,909            --      1,448,620     1,703,023
U.S. Small Cap Value Portfolio...........      19,593       427,114            --      3,253,670     3,700,377
U.S. Core Equity 1 Portfolio.............      20,278        49,463            --      3,332,295     3,402,036
U.S. Core Equity 2 Portfolio.............      23,510        89,850            --      4,352,855     4,466,215
U.S. Vector Equity Portfolio.............       4,696       109,043            --      1,124,422     1,238,161
U.S. Small Cap Portfolio.................       8,376       268,311            --      2,513,699     2,790,386
U.S. Micro Cap Portfolio.................       5,283       278,651            --      1,651,592     1,935,526
DFA Real Estate Securities Portfolio.....      23,652            --     $(135,249)     2,132,640     2,021,043
Large Cap International Portfolio........      10,646            --      (217,917)       525,987       318,716
International Core Equity Portfolio......      51,510            --      (301,210)     1,144,778       895,078
International Small Company Portfolio....     131,822       250,319            --        948,743     1,330,884
Japanese Small Company Portfolio.........       7,630            --       (59,307)         8,436       (43,241)
Asia Pacific Small Company Portfolio.....      14,404            --       (26,743)        (3,568)      (15,907)
United Kingdom Small Company
  Portfolio..............................         481         2,151            --         10,875        13,507
Continental Small Company Portfolio......         310            --       (21,040)        24,524         3,794
DFA International Real Estate Securities
  Portfolio..............................     141,014            --      (206,244)        40,344       (24,886)
DFA Global Real Estate Securities
  Portfolio..............................      21,815            --          (774)       635,235       656,276
DFA International Small Cap Value
  Portfolio..............................     127,903       207,078            --      1,447,990     1,782,971
International Vector Equity Portfolio....       7,404        10,948            --        153,470       171,822
World ex U.S. Value Portfolio............         632            --        (1,648)         8,666         7,650
World ex U.S. Targeted Value
  Portfolio..............................         425           410            --          4,762         5,597
World ex U.S. Core Equity Portfolio......          --            --            --         (2,352)       (2,352)
World Core Equity Portfolio..............          12           232            --         (2,611)       (2,367)
Selectively Hedged Global Equity
  Portfolio..............................       4,023         1,915            --         15,899        21,837
Emerging Markets Portfolio...............      17,907            --       (24,940)     1,131,763     1,124,730
Emerging Markets Small Cap Portfolio.....      43,338        88,624            --        432,216       564,178
Emerging Markets Value Portfolio.........     193,147            --      (527,781)        64,633      (270,001)
Emerging Markets Core Equity
  Portfolio..............................      73,738            --      (161,804)     1,299,327     1,211,261

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2014, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                                      Expires on October 31,
                                                    ----------------------------------------------------------
                                                     2015   2016     2017    2018    2019   Unlimited  Total
                                                    ------ ------- -------- ------- ------- --------- --------
Enhanced U.S. Large Company Portfolio..............     --      --       --      --      --       --        --
U.S. Large Cap Equity Portfolio....................     --      --       --      --      --       --        --
U.S. Large Cap Value Portfolio.....................     --      --       --      --      --       --        --
U.S. Targeted Value Portfolio......................     --      --       --      --      --       --        --
U.S. Small Cap Value Portfolio.....................     --      --       --      --      --       --        --
U.S. Core Equity 1 Portfolio.......................     --      --       --      --      --       --        --
U.S. Core Equity 2 Portfolio.......................     --      --       --      --      --       --        --
U.S. Vector Equity Portfolio.......................     --      --       --      --      --       --        --
U.S. Small Cap Portfolio...........................     --      --       --      --      --       --        --
U.S. Micro Cap Portfolio...........................     --      --       --      --      --       --        --
DFA Real Estate Securities Portfolio...............     -- $ 1,368 $ 62,969 $44,388 $26,523       --  $135,248
Large Cap International Portfolio..................     --  19,004  135,392  14,311  12,549 $ 36,660   217,916
International Core Equity Portfolio................     --      --   53,176      --      --  248,034   301,210
International Small Company Portfolio..............     --      --       --      --      --       --        --
Japanese Small Company Portfolio................... $4,547  23,057   13,952  12,208   5,543       --    59,307
Asia Pacific Small Company Portfolio...............     --  16,317    8,261      --      --    2,165    26,743
United Kingdom Small Company Portfolio.............     --      --       --      --      --       --        --
Continental Small Company Portfolio................     --   8,564    7,224   5,252      --       --    21,040
DFA International Real Estate Securities Portfolio.     46  13,446   34,576  38,689  69,466   50,022   206,245
DFA Global Real Estate Securities Portfolio........     --      --       --     774      --       --       774
DFA International Small Cap Value Portfolio........     --      --       --      --      --       --        --
International Vector Equity Portfolio..............     --      --       --      --      --       --        --
World ex U.S. Value Portfolio......................     --      --       --      --   1,648       --     1,648
World ex U.S. Targeted Value Portfolio.............     --      --       --      --      --       --        --
World ex U.S. Core Equity Portfolio................     --      --       --      --      --       --        --
World Core Equity Portfolio........................     --      --       --      --      --       --        --
Selectively Hedged Global Equity Portfolio.........     --      --       --      --      --       --        --
Emerging Markets Portfolio.........................     --      --       --      --      --   24,940    24,940
Emerging Markets Small Cap Portfolio...............     --      --       --      --      --       --        --
Emerging Markets Value Portfolio...................     --      --       --      --      --  527,781   527,781
Emerging Markets Core Equity Portfolio.............     --   7,080   26,444      --      --  128,280   161,804

   During the year ended October 31, 2014, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

          Enhanced U.S. Large Company Portfolio.............. $  1,059
          U.S. Large Cap Value Portfolio.....................  512,898
          DFA Real Estate Securities Portfolio...............   39,893
          Japanese Small Company Portfolio...................    7,238
          Continental Small Company Portfolio................    5,494
          DFA International Real Estate Securities Portfolio.      453
          DFA Global Real Estate Securities Portfolio........       34
          World ex U.S. Value Portfolio......................    1,066

   At October 31, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                               Net
                                                                                            Unrealized
                                                     Federal     Unrealized   Unrealized   Appreciation
                                                     Tax Cost   Appreciation Depreciation (Depreciation)
                                                    ----------- ------------ ------------ --------------
Enhanced U.S. Large Company Portfolio.............. $   210,692  $    5,022  $      (749)   $    4,273
U.S. Large Cap Equity Portfolio....................     237,614      38,887       (3,491)       35,396
U.S. Large Cap Value Portfolio.....................   9,823,567   5,314,609           --     5,314,609
U.S. Targeted Value Portfolio......................   5,165,038   1,685,110     (236,491)    1,448,619
U.S. Small Cap Value Portfolio.....................  10,278,857   4,008,701     (755,031)    3,253,670
U.S. Core Equity 1 Portfolio.......................   8,665,729   3,497,101     (164,805)    3,332,296
U.S. Core Equity 2 Portfolio.......................  10,174,035   4,623,538     (270,683)    4,352,855
U.S. Vector Equity Portfolio.......................   2,904,496   1,250,886     (126,464)    1,124,422
U.S. Small Cap Portfolio...........................   8,953,532   2,915,579     (401,882)    2,513,697
U.S. Micro Cap Portfolio...........................   4,376,325   2,023,663     (372,071)    1,651,592
DFA Real Estate Securities Portfolio...............   5,215,811   2,157,356      (59,821)    2,097,535
Large Cap International Portfolio..................   2,775,950     746,735     (220,554)      526,181
International Core Equity Portfolio................  12,399,582   2,136,680     (991,291)    1,145,389
International Small Company Portfolio..............   7,882,227     949,331           --       949,331
Japanese Small Company Portfolio...................     499,853       8,560           --         8,560
Asia Pacific Small Company Portfolio...............     367,859      (3,566)          (1)       (3,567)
United Kingdom Small Company Portfolio.............      24,185      10,872           --        10,872
Continental Small Company Portfolio................     144,642      24,404           --        24,404
DFA International Real Estate Securities Portfolio.   3,223,748     102,962      (62,483)       40,479
DFA Global Real Estate Securities Portfolio........   2,673,856     635,235           --       635,235
DFA International Small Cap Value Portfolio........  11,236,026   3,233,676   (1,784,797)    1,448,879
International Vector Equity Portfolio..............   1,288,889     244,755      (91,208)      153,547
World ex U.S. Value Portfolio......................     105,080       8,710           --         8,710
World ex U.S. Targeted Value Portfolio.............     146,202       4,762           --         4,762
World ex U.S. Core Equity Portfolio................     408,129       2,247       (4,599)       (2,352)
World Core Equity Portfolio........................      78,292         486       (3,096)       (2,610)
Selectively Hedged Global Equity Portfolio.........     125,380      15,886           --        15,886
Emerging Markets Portfolio.........................   2,948,677   1,131,865          (51)    1,131,814
Emerging Markets Small Cap Portfolio...............   4,428,625     432,439           --       432,439
Emerging Markets Value Portfolio...................  18,679,167      64,575           --        64,575
Emerging Markets Core Equity Portfolio.............  15,869,382   3,057,569   (1,757,980)    1,299,589

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                             Year Ended             Year Ended
                                                           Oct. 31, 2014          Oct. 31, 2013
                                                       ---------------------  ---------------------
                                                          Amount     Shares      Amount     Shares
                                                       -----------  --------  -----------  --------
U.S. Targeted Value Portfolio
Class R1 Shares
 Shares Issued........................................ $     9,171       406  $     9,003       477
 Shares Issued in Lieu of Cash Distributions..........         657        30        3,423       205
 Shares Redeemed......................................      (2,817)     (123)     (61,998)   (3,124)
                                                       -----------  --------  -----------  --------
Net Increase (Decrease) -- Class R1 Shares............ $     7,011       313  $   (49,572)   (2,442)
                                                       ===========  ========  ===========  ========
Class R2 Shares
 Shares Issued........................................ $    77,620     3,429  $    10,505       520
 Shares Issued in Lieu of Cash Distributions..........       1,832        84          923        55
 Shares Redeemed......................................     (21,767)     (957)      (5,597)     (281)
                                                       -----------  --------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $    57,685     2,556  $     5,831       294
                                                       ===========  ========  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $ 1,806,386    79,191  $ 1,049,705    53,476
 Shares Issued in Lieu of Cash Distributions..........     268,683    12,353      189,447    11,289
 Shares Redeemed......................................    (897,338)  (39,462)  (1,045,053)  (52,845)
                                                       -----------  --------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $ 1,177,731    52,082  $   194,099    11,920
                                                       ===========  ========  ===========  ========

Emerging Markets Value Portfolio
Class R2 Shares
 Shares Issued........................................ $    38,565     1,378  $    27,484       947
 Shares Issued in Lieu of Cash Distributions..........       3,524       126        3,927       137
 Shares Redeemed......................................     (43,702)   (1,563)     (27,940)     (973)
                                                       -----------  --------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $    (1,613)      (59) $     3,471       111
                                                       ===========  ========  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $ 3,218,550   115,620  $ 4,212,669   148,010
 Shares Issued in Lieu of Cash Distributions..........     643,949    22,910      652,656    22,854
 Shares Redeemed......................................  (3,445,026) (122,635)  (2,940,034) (104,206)
                                                       -----------  --------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $   417,473    15,895  $ 1,925,291    66,658
                                                       ===========  ========  ===========  ========

   On October 29, 2010, the Board of Directors of the Fund adopted a Plan of Recapitalization of U.S. Targeted Value Portfolio's Class R1 and Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R1 Shares received one share for every 1.469 shares held and each shareholder of Class R2 Shares received one share for every 1.394 shares held. The purpose of the reverse split was to reduce the number of Class R1 Shares and Class R2 Shares, thereby increasing the net asset value of each Class R1 Share and Class R2 Share outstanding in order to more closely align the net asset values with the net asset value of U.S. Targeted Value Portfolio's Institutional Class Shares. The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of October 31, 2010 in the Statement of Assets and Liabilities have been adjusted retroactively to reflect the reverse stock splits for the respective Class R1 and Class R2 Shares.

   The Board of Directors of the Fund authorized the conversion of the Class R2 Shares of Emerging Markets Value Portfolio to the Class R2A Shares. The Class R2 Shares of Emerging Markets Value Portfolio ceased to be offered and available for purchase upon the close of business on December 3, 2010. Following the conversion, shareholders and investors purchased and redeemed Class R2A Shares of the Portfolio. The value of a shareholder's investment in the Portfolio was not impacted by the conversion, however, a shareholder received fewer Class R2A Shares than the number of Class R2 Shares held at the time of the conversion because the Class R2A Shares had a higher net asset value per share. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares.

   The per share data in the financial highlights prior to the year ended October 31, 2011 have been retroactively restated to reflect the conversion.

H. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. Forward Currency Contracts: Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At October 31, 2014, The Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio had entered into the following contracts and the net unrealized foreign exchange gain
(loss) is reflected in the accompanying financial statements (amounts in thousands):

Enhanced U.S. Large Company Portfolio*

                                                                     Unrealized
                                                                       Foreign
Settlement Currency                       Contract      Value at      Exchange
   Date    Amount**       Currency         Amount   October 31, 2014 Gain (Loss)
---------- -------- ------------------    --------  ---------------- -----------
 12/15/14   (5,183) Canadian Dollar (1)   $ (4,609)     $ (4,594)       $ 15
 11/14/14    3,162  UK Pound Sterling (1)    5,096         5,057         (39)
 11/14/14  (12,356) UK Pound Sterling (2)  (19,993)      (19,764)        229
                                          --------      --------        ----
                                          $(19,506)     $(19,301)       $205
                                          ========      ========        ====

Selectively Hedged Global Equity Portfolio*

                                                                    Unrealized
                                                                      Foreign
Settlement  Currency                     Contract      Value at      Exchange
   Date     Amount**       Currency       Amount   October 31, 2014 Gain (Loss)
---------- ----------  --------------    --------  ---------------- -----------
 11/24/14        (439) Denmark Krone (1) $    (76)     $    (75)       $  1
 11/24/14      (3,659) Denmark Krone (1)     (628)         (616)         12
 11/26/14      (9,274) Euro (3)           (11,726)      (11,623)        103
 01/28/15  (1,028,433) Japanese Yen (4)    (9,544)       (9,165)        379
 12/03/14      (2,848) Swiss Franc (2)     (3,103)       (2,960)        143
                                         --------      --------        ----
                                         $(25,077)     $(24,439)       $638
                                         ========      ========        ====

Counterparties:

(1)Citibank, N.A.

(2)JP Morgan

(3)Bank of America Corp.

(4)State Street Bank and Trust

* During the year ended October 31, 2014, Enhanced U.S. Large Company Portfolio's and Selectively Hedged Global Equity Portfolio's average contract amount of forward currency contracts was $43,008 and $21,289 (in thousands), respectively.

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. Futures Contracts: Certain Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Additionally, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio and Selectively Hedged Global Equity Portfolio use stock index futures to hedge against changes in equity securities' prices and to gain exposure to the S&P 500 Index(R), Russell 2000 Index(R) and S&P 500 Index(R) Emini, respectively, in the normal course of pursuing their investment objectives. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange- traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2014, the following Portfolios had outstanding futures contracts (dollar amounts in thousands):


                                                   Expiration Number of  Contract Unrealized     Cash
                                Description           Date    Contracts*  Value   Gain (Loss) Collateral
                           ----------------------- ---------- ---------- -------- ----------- ----------
Enhanced U.S. Large
  Company Portfolio....... S&P 500 Index(R)         12/18/14     411     $206,671   $7,062         --
Selectively Hedged Global
  Equity Portfolio........ S&P 500(R) Emini Index   12/19/14      51        5,129       51       $235

  Securities have been segregated as collateral for open futures contracts.

* During the year ended October 31, 2014, Enhanced U.S. Large Company Portfolio's and Selectively Hedged Global Equity Portfolio's average notional contract amount of outstanding futures contracts were $191,549 and $3,210 (in thousands), respectively.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of October 31, 2014:

                                Location on the Statements of Assets and
                                              Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Foreign exchange          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Equity contracts          Receivables: Futures
                             Margin Variation

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2014 (amounts in thousands):

                                                  Asset Derivatives Value
                                            -----------------------------------
                                              Total Value     Foreign
                                                   at        Exchange   Equity
                                            October 31, 2014 Contracts Contracts
-                                           ---------------- --------- ---------
Enhanced U.S. Large Company Portfolio......      $7,306        $244     $7,062*
Selectively Hedged Global Equity Portfolio.         689         638         51*

                                                Liability Derivatives Value
                                            -----------------------------------
                                              Total Value     Foreign
                                                   at        Exchange   Equity
                                            October 31, 2014 Contracts Contracts
-                                           ---------------- --------- ---------
Enhanced U.S. Large Company Portfolio......      $  (39)       $(39)        --

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reporting within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the year ended October 31, 2014 (amounts in thousands):

Derivative Type             Location of Gain (Loss) on Derivatives Recognized in Income
---------------             -----------------------------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
                            Change in Unrealized Appreciation (Depreciation) of:
                              Translation of Foreign Currency Denominated Amounts
Equity contracts            Net Realized Gain (Loss) on: Futures
                            Change in Unrealized Appreciation (Depreciation) of:
                              Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2014 (amounts in thousands):

                                                   Realized Gain (Loss) on
                                                Derivatives Recognized in Income
                                                -------------------------------
                                                            Foreign
                                                           Exchange    Equity
                                                  Total    Contracts  Contracts
                                                --------   ---------  ---------
   Enhanced U.S. Large Company Portfolio....... $ 31,046    $ (129)   $ 31,175
   U.S. Small Cap Value Portfolio*.............  (12,757)       --     (12,757)
   U.S. Micro Cap Portfolio*...................     (692)       --        (692)
   DFA Real Estate Securities Portfolio*.......     (553)       --        (553)
   Selectively Hedged Global Equity Portfolio..    2,041     1,469         572


                                                    Change in Unrealized
                                                 Appreciation (Depreciation) on
                                                 Derivatives Recognized in Income
                                                 -------------------------------
                                                           Foreign
                                                          Exchange     Equity
                                                 Total    Contracts   Contracts
                                                 -----    ---------   ---------
     Enhanced U.S. Large Company Portfolio...... $(430)     $422        $(852)
     Selectively Hedged Global Equity Portfolio.   528       610          (82)

* As of October 31, 2014, there were no futures contracts outstanding. During the year ended October 31, 2014, the Portfolios had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities

   The following tables present the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2014 (Amounts in thousands):

                                                         Gross Amounts Not                         Gross Amounts Not
                                                           Offset in the                             Offset in the
                                                        Statements of Assets                      Statements of Assets
                                              Gross       and Liabilities               Gross       and Liabilities
                                            Amounts of ----------------------        Amounts of  ----------------------
                                            Recognized  Financial     Cash     Net   Recognized   Financial     Cash     Net
                                              Assets   Instruments Collateral Amount Liabilities Instruments Collateral Amount
Description                                    (a)         (b)      Received   (c)       (a)         (d)      Pledged    (e)
-----------                                 ---------- ----------- ---------- ------ ----------- ----------- ---------- ------
                                                             Assets                                 Liabilities
                                            ---------------------------------------- -----------------------------------------
Selectively Hedged Global Equity Portfolio
Forward Currency Contracts.................    $638         --         --      $638       --          --         --       --
Enhanced U.S. Large Company Portfolio
Forward Currency Contracts.................    $244       $(15)        --      $229      $39        $(15)        --      $24

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

   Note J contains information regarding securities lending amounts that are subject to netting arrangements.

I. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 2, 2015.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

   For the year ended October 31, 2014, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                          Weighted      Weighted    Number of   Interest Maximum Amount
                                           Average    Average Loan     Days     Expense  Borrowed During
                                        Interest Rate   Balance    Outstanding* Incurred   The Period
                                        ------------- ------------ ------------ -------- ---------------
U.S. Large Cap Equity Portfolio........     0.85%       $   377          7         --        $   800
U.S. Small Cap Value Portfolio.........     0.84%        14,769         25        $ 9         43,715
U.S. Vector Equity Portfolio...........     0.85%           649          3         --            649
U.S. Small Cap Portfolio...............     0.84%         6,921          1         --          6,921
U.S. Micro Cap Portfolio...............     0.85%         2,595         32          2          6,726
Large Cap International Portfolio......     0.84%         4,560          4         --         11,607
International Small Company Portfolio..     0.83%         5,142          7          1         12,200
DFA International Small Cap Value
  Portfolio............................     0.83%         5,466         17          2         15,323
International Vector Equity Portfolio..     0.84%         2,959         10          1         10,858
World ex U.S. Value Portfolio..........     0.84%           206         38         --          3,715
World ex U.S. Targeted Value Portfolio.     0.84%           724         28         --          4,483
World ex U.S. Core Equity Portfolio....     0.83%         1,029         12         --          6,277
World Core Equity Portfolio............     0.84%            53         56         --            224

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2014, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under this line of credit as of October 31, 2014.

J. Securities Lending:

   As of October 31, 2014, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the following Portfolios received non-cash collateral consisting of short and/or long term U.S. Treasury securities (amounts in thousands):

                                                               Market
                                                               Value
                                                              --------
          U.S. Large Cap Equity Portfolio.................... $     51
          U.S. Targeted Value Portfolio......................   21,398
          U.S. Small Cap Value Portfolio.....................   29,283
          U.S. Core Equity 1 Portfolio.......................   29,505
          U.S. Core Equity 2 Portfolio.......................   50,236
          U.S. Vector Equity Portfolio.......................   19,332
          U.S. Small Cap Portfolio...........................    1,156
          U.S. Micro Cap Portfolio...........................    2,399
          DFA Real Estate Securities Portfolio...............   43,406
          Large Cap International Portfolio..................    7,310
          International Core Equity Portfolio................   33,745
          DFA International Real Estate Securities Portfolio.    3,455
          DFA International Small Cap Value Portfolio........   16,689
          International Vector Equity Portfolio..............    3,210
          Emerging Markets Core Equity Portfolio.............  614,348

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Shareholder Servicing Fees:

   The Class R1 Shares pay a shareholder servicing fee in the amount of 0.10% and Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

L. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. Other:

   At October 31, 2014, the following number of shareholders held the following approximate percentages of the stated fund outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                                Approximate
                                                                               Percentage of
                                                                   Number of    Outstanding
                                                                  Shareholders    Shares
                                                                  ------------ -------------
Enhanced U.S. Large Company Portfolio-Institutional Class Shares.      5            82%
U.S. Large Cap Equity Portfolio-Institutional Class Shares.......      3            96%

                                                                                      Approximate
                                                                                     Percentage of
                                                                         Number of    Outstanding
                                                                        Shareholders    Shares
                                                                        ------------ -------------
U.S. Large Cap Value Portfolio-Institutional Class Shares..............      3            71%
U.S. Targeted Value Portfolio-Class R1 Shares..........................      4            90%
U.S. Targeted Value Portfolio-Class R2 Shares..........................      6            80%
U.S. Targeted Value Portfolio-Institutional Class Shares...............      3            57%
U.S. Small Cap Value Portfolio-Institutional Class Shares..............      3            58%
U.S. Core Equity 1 Portfolio-Institutional Class Shares................      5            78%
U.S. Core Equity 2 Portfolio-Institutional Class Shares................      6            82%
U.S. Vector Equity Portfolio-Institutional Class Shares................      5            94%
U.S. Small Cap Portfolio-Institutional Class Shares....................      3            48%
U.S. Micro Cap Portfolio-Institutional Class Shares....................      5            76%
DFA Real Estate Securities Portfolio-Institutional Class Shares........      4            85%
Large Cap International Portfolio-Institutional Class Shares...........      3            67%
International Core Equity Portfolio....................................      4            71%
Japanese Small Company Portfolio-Institutional Class Shares............      3            83%
Asia Pacific Small Company Portfolio-Institutional Class Shares........      3            89%
United Kingdom Small Company Portfolio-Institutional Class Shares......      4            97%
Continental Small Company Portfolio-Institutional Class Shares.........      5            94%
DFA International Real Estate Securities Portfolio-Institutional Class
  Shares...............................................................      4            93%
DFA Global Real Estate Securities Portfolio-Institutional Class Shares.      3            81%
DFA International Small Cap Value Portfolio-Institutional Class Shares.      3            57%
International Vector Equity Portfolio-Institutional Class Shares.......      4            87%
World ex U.S. Value Portfolio-Institutional Class Shares...............      5            82%
World ex U.S. Targeted Value Portfolio-Institutional Class Shares......      3            99%
World ex U.S. Core Equity Portfolio-Institutional Class Shares.........      3            95%
Selectively Hedged Global Equity Portfolio-Institutional Class Shares..      3            96%
Emerging Markets Portfolio-Institutional Class Shares..................      4            67%
Emerging Markets Small Cap Portfolio-Institutional Class Shares........      4            55%
Emerging Markets Value Portfolio-Class R2 Shares.......................      4            87%
Emerging Markets Value Portfolio-Institutional Class Shares............      2            30%
Emerging Markets Core Equity Portfolio-Institutional Class Shares......      3            59%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

N. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments/summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Large Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, World Core Equity Portfolio, Selectively Hedged Global Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, and Emerging Markets Core Equity Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2014, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodians, brokers, and the transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 19, 2014

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA COMMODITY STRATEGY PORTFOLIO VS.
BLOOMBERG COMMODITY INDEX TOTAL RETURN
November 9, 2010-October 31, 2014

                                    [CHART]

                DFA Commodity Strategy       Bloomberg Commodity Index
                       Portfolio                   Total Return
                ----------------------    -----------------------------
 11/9/2010             $10,000                      $10,000
11/30/2010               9,480                        9,414
12/31/2010              10,464                       10,420
 1/31/2011              10,584                       10,525
 2/28/2011              10,804                       10,664
 3/31/2011              11,010                       10,884
 4/30/2011              11,440                       11,261
 5/31/2011              10,889                       10,691
 6/30/2011              10,337                       10,152
 7/31/2011              10,678                       10,452
 8/31/2011              10,788                       10,557
 9/30/2011               9,187                        9,001
10/31/2011               9,798                        9,597
11/30/2011               9,538                        9,384
12/31/2011               9,199                        9,032
 1/31/2012               9,480                        9,256
 2/29/2012               9,752                        9,506
 3/31/2012               9,360                        9,112
 4/30/2012               9,299                        9,074
 5/31/2012               8,494                        8,245
 6/30/2012               8,889                        8,698
 7/31/2012               9,494                        9,261
 8/31/2012               9,676                        9,381
 9/30/2012               9,840                        9,541
10/31/2012               9,497                        9,171
11/30/2012               9,547                        9,176
12/31/2012               9,321                        8,937
 1/31/2013               9,544                        9,151
 2/28/2013               9,169                        8,777
 3/31/2013               9,229                        8,836
 4/30/2013               8,996                        8,590
 5/31/2013               8,763                        8,397
 6/30/2013               8,304                        8,001
 7/31/2013               8,436                        8,110
 8/31/2013               8,730                        8,386
 9/30/2013               8,529                        8,172
10/31/2013               8,438                        8,051
11/30/2013               8,397                        7,987
12/31/2013               8,473                        8,086
 1/31/2014               8,565                        8,110
 2/28/2014               9,156                        8,616
 3/31/2014               9,200                        8,651
 4/30/2014               9,435                        8,862
 5/31/2014               9,200                        8,607
 6/30/2014               9,271                        8,658
 7/31/2014               8,822                        8,227
 8/31/2014               8,750                        8,141                Past performance is not predictive of
 9/30/2014               8,208                        7,634                future performance.
10/31/2014               8,178                        7,573                The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
                                                                           would pay on fund distributions or the
            Average Annual          One            Since                   redemption of fund shares.
            Total Return            Year         Inception                 Dow Jones data provided by Dow Jones
            ------------------------------------------------------         Indexes. The S&P data are provided by
                                   -3.08%         -4.93%                   Standard & Poor's Index Services Group.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 Commodity Market Review                     12 Months Ended October 31, 2014

   During the fiscal year ended October 31, 2014, commodities retreated from an early 2014 rally to end with a -5.94% return as measured by the Bloomberg Commodity Index Total Return. The precious metals sector led the decline. Following closely in terms of decline, grain and energy prices declined significantly in the period. Industrial metals produced near flat returns, and the livestock sector stood apart, producing a double-digit positive return in the period.

DFA Commodity Strategy Portfolio

   The DFA Commodity Strategy Portfolio seeks total return consisting of capital appreciation and current income. The Portfolio generally invests in commodity-linked derivative instruments and fixed income investments. The Portfolio gains exposure to commodities markets by investing in derivative instruments, swap agreements, and other commodity-linked instruments. The Portfolio pursues commodity exposure based on sector weights of the Bloomberg Commodity Index Total Return. In pursuing the fixed income portion of the Portfolio's investment strategy, Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") identifies a broadly-diversified universe of eligible U.S. and foreign fixed income securities with precisely defined maturity ranges and credit quality characteristics and then seeks to purchase a broad and diverse portfolio of securities meeting these credit quality standards. In making these purchase decisions, if the anticipated maturity risk premium is greater for longer-term securities in the eligible maturity range, Dimensional will generally focus investment in that longer-term area; otherwise, the Portfolio will generally focus investment in the short-term range of the eligible maturity range.

   For the 12 months ended October 31, 2014, the total return was -3.08% for the Portfolio and -5.94% for the Bloomberg Commodity Index Total Return. The Portfolio's relative outperformance was attributable to the combination of differences in the management of futures contract expirations and the Portfolio's investment in fixed income securities.

   The Portfolio gained exposure to commodities primarily through the use of commodity swap contracts. To a lesser extent, the Portfolio gained exposure to commodities through the use of commodity futures. The Portfolio's commodity swaps provided exposure to the 22 commodities found in the Bloomberg Commodity Index, whose returns for the period ranged from +62.41% (coffee) to -31.64% (sugar).

   While the Portfolio has derivative exposure to commodities, the majority of the assets were invested in fixed income securities. The fixed income component duration increased slightly from 1.81 to 1.85 years during the period. The Portfolio benefited from exposure to longer duration relative to its short-term obligations on its derivatives. The Portfolio also benefited from its exposure to lower credit securities during a period where credit spreads narrowed. The time of valuation of currency can create differences between the performance of the Portfolio and the Index.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                   CONSOLIDATED DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                           Six Months Ended October 31, 2014
   EXPENSE TABLES
                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     05/01/14  10/31/14    Ratio*   Period*
                                     --------- --------- ---------- --------
   DFA Commodity Strategy Portfolio
   --------------------------------
   Actual Fund Return............... $1,000.00 $  866.80    0.33%    $1.55
   Hypothetical 5% Annual Return.... $1,000.00 $1,023.54    0.33%    $1.68

----------

* DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the combined expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                       DFA Commodity Strategy Portfolio
              Corporate....................................  36.0%
              Foreign Corporate............................  22.7%
              Foreign Government...........................  19.8%
              Government...................................  13.5%
              Supranational................................   8.0%
                                                            -----
                                                            100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                               October 31, 2014

                                                         Face
                                                        Amount^   Value+
                                                        -------   ------
                                                         (000)
BONDS -- (79.2%)
AUSTRALIA -- (6.7%)
Australia & New Zealand Banking Group, Ltd.
    1.250%, 01/10/17.............................   $    12,000 $12,041,136
    1.250%, 06/13/17.............................        10,000   9,988,870
BHP Billiton Finance USA, Ltd.
    1.625%, 02/24/17.............................         5,000   5,062,535
Commonwealth Bank of Australia
    1.125%, 03/13/17.............................         8,737   8,739,464
    1.900%, 09/18/17.............................         7,000   7,097,377
National Australia Bank, Ltd.
    0.900%, 01/20/16.............................         5,000   5,016,750
    1.300%, 07/25/16.............................         7,000   7,063,196
Westpac Banking Corp.
    3.000%, 12/09/15.............................         8,500   8,723,014
    1.200%, 05/19/17.............................        10,000   9,994,150
    2.000%, 08/14/17.............................         3,000   3,055,923
                                                                -----------
TOTAL AUSTRALIA..................................                76,782,415
                                                                -----------

CANADA -- (7.3%)
Bank of Nova Scotia (The)
    2.550%, 01/12/17.............................         5,000   5,153,565
Canadian National Railway Co.
    1.450%, 12/15/16.............................         4,275   4,326,642
Enbridge, Inc.
    4.900%, 03/01/15.............................         1,500   1,521,063
Export Development Canada
    0.875%, 12/07/16............................. GBP    10,000  15,970,451
Ontario, Province of Canada
    2.300%, 05/10/16.............................         5,000   5,129,055
Potash Corp. of Saskatchewan, Inc.
    3.750%, 09/30/15.............................         1,830   1,881,441
Royal Bank of Canada
    1.200%, 01/23/17.............................         7,000   7,017,290
    1.250%, 06/16/17.............................        15,000  14,990,940
Toronto-Dominion Bank (The)
    2.500%, 07/14/16.............................         2,500   2,573,345
    2.375%, 10/19/16.............................        19,000  19,595,137
TransAlta Corp.
    4.750%, 01/15/15.............................         2,508   2,527,695
TransCanada PipeLines, Ltd.
    3.400%, 06/01/15.............................         3,106   3,156,243
                                                                -----------
TOTAL CANADA.....................................                83,842,867
                                                                -----------

FINLAND -- (1.3%)
Municipality Finance P.L.C.
    2.375%, 05/16/16.............................        15,000  15,425,760
                                                                -----------

                                                         Face
                                                        Amount^   Value+
                                                        -------   ------
                                                         (000)
FRANCE -- (1.7%)
Agence Francaise de Developpement
    2.500%, 07/15/15.............................   $     3,000 $ 3,045,600
BNP Paribas SA
    3.250%, 03/11/15.............................         4,035   4,075,064
Orange SA
    2.125%, 09/16/15.............................           500     505,467
    2.750%, 09/14/16.............................         4,000   4,119,840
Societe Generale SA
    2.750%, 10/12/17.............................         5,000   5,146,085
Total Capital International SA
    1.550%, 06/28/17.............................         3,040   3,060,219
                                                                -----------
TOTAL FRANCE.....................................                19,952,275
                                                                -----------

GERMANY -- (3.2%)
Deutsche Bank AG
    3.250%, 01/11/16.............................         1,000   1,029,137
    6.000%, 09/01/17.............................         3,000   3,362,445
KFW
    5.500%, 12/07/15............................. GBP     4,000   6,732,666
Landeskreditbank Baden- Wuerttemberg Foerderbank
    2.250%, 07/15/16.............................        10,000  10,285,320
Landwirtschaftliche Rentenbank
    3.250%, 12/07/16............................. GBP     9,000  15,056,989
                                                                -----------
TOTAL GERMANY....................................                36,466,557
                                                                -----------

JAPAN -- (2.9%)
Japan Bank for International Cooperation
    1.125%, 07/19/17.............................        15,000  15,044,085
Japan Finance Organization for Municipalities
    1.500%, 09/12/17.............................        13,000  13,100,490
Nomura Holdings, Inc.
    5.000%, 03/04/15.............................         3,500   3,545,861
    2.000%, 09/13/16.............................         1,000   1,012,581
Sumitomo Mitsui Banking Corp.
    1.300%, 01/10/17.............................         1,000   1,000,350
                                                                -----------
TOTAL JAPAN......................................                33,703,367
                                                                -----------

NETHERLANDS -- (4.3%)
Aegon NV
    4.625%, 12/01/15.............................         3,489   3,631,902
Bank Nederlandse Gemeenten NV
    1.375%, 09/27/17.............................        10,000  10,064,900

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                         Face
                                                        Amount^   Value+
                                                        -------   ------
                                                         (000)
NETHERLANDS -- (Continued)
Cooperatieve Centrale Raiffeisen-
 Boerenleenbank BA
    3.125%, 02/05/15............................. CAD     7,000 $ 6,237,301
Deutsche Telekom International Finance BV
    5.750%, 03/23/16.............................           880     937,510
Nederlandse Waterschapsbank NV
    2.125%, 09/07/16............................. GBP    10,000  16,336,622
    2.125%, 02/09/17.............................         4,000   4,113,104
Shell International Finance BV
    1.125%, 08/21/17.............................         8,000   7,998,120
                                                                -----------
TOTAL NETHERLANDS................................                49,319,459
                                                                -----------

NORWAY -- (1.3%)
Kommunalbanken A.S.
    1.125%, 12/15/16............................. GBP     9,000  14,417,893
                                                                -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (6.8%)
Asian Development Bank
    1.000%, 12/15/16............................. GBP    14,000  22,402,750
Council Of Europe Development Bank
    1.750%, 12/19/16............................. GBP    14,000  22,753,468
European Bank for Reconstruction & Development
    0.750%, 09/01/17.............................         5,000   4,967,670
European Investment Bank
    3.250%, 12/07/16............................. GBP     9,000  15,062,979
    4.875%, 01/17/17.............................         4,000   4,358,144
Nordic Investment Bank
    7.500%, 04/15/15............................. NZD    11,000   8,711,887
                                                                -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....                78,256,898
                                                                -----------

SWEDEN -- (2.8%)
Kommuninvest I Sverige AB
    1.625%, 02/13/17.............................         4,500   4,582,260
Svensk Exportkredit AB
    2.125%, 07/13/16.............................         5,000   5,129,500
    1.125%, 12/15/16............................. GBP     8,000  12,815,905
Svenska Handelsbanken AB
    3.125%, 07/12/16.............................         9,250   9,607,642
                                                                -----------
TOTAL SWEDEN.....................................                32,135,307
                                                                -----------

SWITZERLAND -- (0.2%)
Credit Suisse New York
    3.500%, 03/23/15.............................         1,000   1,011,777

                                                         Face
                                                        Amount^   Value+
                                                        -------   ------
                                                         (000)
SWITZERLAND -- (Continued)
UBS AG
    3.875%, 01/15/15.............................   $     1,163 $ 1,170,885
                                                                -----------
TOTAL SWITZERLAND................................                 2,182,662
                                                                -----------

UNITED KINGDOM -- (5.3%)
Barclays Bank P.L.C.
    5.000%, 09/22/16.............................         1,700   1,824,989
BP Capital Markets P.L.C.
    2.248%, 11/01/16.............................         6,500   6,653,368
British Telecommunications P.L.C.
    2.000%, 06/22/15.............................         3,100   3,128,030
    1.250%, 02/14/17.............................         1,200   1,196,916
Diageo Capital P.L.C.
    5.500%, 09/30/16.............................         2,000   2,166,374
GlaxoSmithKline Capital P.L.C.
    1.500%, 05/08/17.............................         5,000   5,043,340
Lloyds Bank P.L.C.
    4.875%, 01/21/16.............................         5,000   5,249,485
Network Rail Infrastructure Finance P.L.C.
    1.125%, 12/15/16............................. GBP    13,000  20,869,725
Rio Tinto Finance USA P.L.C.
    1.125%, 03/20/15.............................         3,850   3,859,879
Royal Bank of Scotland Group P.L.C.
    2.550%, 09/18/15.............................         6,300   6,389,901
Vodafone Group P.L.C.
    1.625%, 03/20/17.............................         4,951   4,972,126
                                                                -----------
TOTAL UNITED KINGDOM.............................                61,354,133
                                                                -----------

UNITED STATES -- (35.4%)
AbbVie, Inc.
    1.200%, 11/06/15.............................         4,000   4,022,520
ACE INA Holdings, Inc.
    2.600%, 11/23/15.............................         3,295   3,362,432
Actavis, Inc.
    1.875%, 10/01/17.............................         6,000   5,947,290
Air Products & Chemicals, Inc.
    2.000%, 08/02/16.............................         3,615   3,690,998
Altria Group, Inc.
    4.125%, 09/11/15.............................         2,170   2,234,345
American Express Credit Corp.
    1.750%, 06/12/15.............................         1,200   1,208,680
    2.750%, 09/15/15.............................         2,250   2,294,201
Ameriprise Financial, Inc.
    5.650%, 11/15/15.............................           813     853,698
Amgen, Inc.
    1.875%, 11/15/14.............................         1,825   1,825,650
    4.850%, 11/18/14.............................         1,000   1,001,603

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                        Face
                                                       Amount^   Value+
                                                       -------   ------
                                                        (000)
UNITED STATES -- (Continued)
Anadarko Petroleum Corp.
    5.950%, 09/15/16.............................  $     6,000 $ 6,520,422
Anheuser-Busch Cos., LLC
    5.600%, 03/01/17.............................        5,000   5,488,520
Anheuser-Busch InBev Worldwide, Inc.
    0.800%, 07/15/15.............................        2,000   2,005,802
Apache Corp.
    5.625%, 01/15/17.............................        1,500   1,641,811
Apple, Inc.
    1.050%, 05/05/17.............................       27,000  26,997,705
AT&T, Inc.
    2.500%, 08/15/15.............................        3,066   3,112,781
    2.400%, 08/15/16.............................        1,000   1,024,580
AutoZone, Inc.
    6.950%, 06/15/16.............................        3,000   3,274,068
Bank of America Corp.
    1.500%, 10/09/15.............................        5,000   5,036,400
    3.750%, 07/12/16.............................        1,500   1,565,920
Bank of New York Mellon Corp. (The)
    1.969%, 06/20/17.............................        4,000   4,078,872
Becton Dickinson and Co.
    1.750%, 11/08/16.............................        1,500   1,515,690
Branch Banking & Trust Co.
    1.000%, 04/03/17.............................        4,400   4,379,822
Burlington Northern Santa Fe LLC
    4.875%, 01/15/15.............................          200     201,730
Capital One Financial Corp.
    2.150%, 03/23/15.............................        4,700   4,729,445
Cardinal Health, Inc.
    4.000%, 06/15/15.............................        3,000   3,060,105
CareFusion Corp.
    1.450%, 05/15/17.............................        5,000   4,990,520
Caterpillar Financial Services Corp.
    2.650%, 04/01/16.............................        5,000   5,137,455
    1.350%, 09/06/16.............................        1,000   1,009,615
CenterPoint Energy Resources Corp.
    6.150%, 05/01/16.............................        5,000   5,377,965
Charles Schwab Corp. (The)
    0.850%, 12/04/15.............................        3,000   3,009,645
Citigroup, Inc.
    1.350%, 03/10/17.............................        2,000   2,000,130
CNA Financial Corp.
    5.850%, 12/15/14.............................        3,277   3,295,600
Colgate-Palmolive Co.
    1.300%, 01/15/17.............................        9,723   9,808,115
Comcast Corp.
    4.950%, 06/15/16.............................        3,500   3,732,540
Comerica, Inc.
    3.000%, 09/16/15.............................        2,277   2,323,414
Computer Sciences Corp.
    2.500%, 09/15/15.............................        3,558   3,608,225

                                                        Face
                                                       Amount^   Value+
                                                       -------   ------
                                                        (000)
UNITED STATES -- (Continued)
ConAgra Foods, Inc.
    5.819%, 06/15/17.............................  $     5,000 $5,521,900
CVS Health Corp.
    3.250%, 05/18/15.............................        1,000  1,014,688
Devon Energy Corp.
    1.200%, 12/15/16.............................        5,970  6,038,583
DIRECTV Holdings LLC / DIRECTV Financing Co.,
 Inc.
    3.500%, 03/01/16.............................        5,000  5,167,685
Dominion Resources, Inc.
    5.150%, 07/15/15.............................        1,400  1,443,268
    2.250%, 09/01/15.............................        5,000  5,059,095
Dow Chemical Co. (The)
    2.500%, 02/15/16.............................        6,000  6,125,424
Eastman Chemical Co.
    3.000%, 12/15/15.............................        1,000  1,023,259
    2.400%, 06/01/17.............................        3,000  3,054,636
eBay, Inc.
    1.350%, 07/15/17.............................        3,000  2,979,225
Ecolab, Inc.
    1.000%, 08/09/15.............................        2,000  2,006,502
Enbridge Energy Partners L.P.
    5.350%, 12/15/14.............................        1,475  1,482,983
Energy Transfer Partners L.P.
    5.950%, 02/01/15.............................        1,200  1,214,490
EOG Resources, Inc.
    2.950%, 06/01/15.............................        2,440  2,474,972
    2.500%, 02/01/16.............................        6,000  6,126,870
Exelon Corp.
    4.900%, 06/15/15.............................          500    512,741
Express Scripts Holding Co.
    2.100%, 02/12/15.............................        4,000  4,016,124
    3.125%, 05/15/16.............................        1,975  2,044,858
Fifth Third Bancorp
    3.625%, 01/25/16.............................        1,000  1,033,646
Fifth Third Bank
    0.900%, 02/26/16.............................        2,000  2,004,354
Ford Motor Credit Co. LLC
    12.000%, 05/15/15............................        3,500  3,705,415
Freeport-McMoRan, Inc.
    1.400%, 02/13/15.............................        3,996  4,002,362
GATX Corp.
    4.750%, 05/15/15.............................        5,240  5,346,503
Gilead Sciences, Inc.
    2.400%, 12/01/14.............................        3,000  3,004,125
Goldman Sachs Group, Inc. (The)
    3.300%, 05/03/15.............................          600    608,042
    3.625%, 02/07/16.............................        1,000  1,032,075
    6.250%, 09/01/17.............................        3,000  3,362,709
Hartford Financial Services Group, Inc. (The)
    4.000%, 03/30/15.............................        1,400  1,419,058

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                         Face
                                                        Amount^   Value+
                                                        -------   ------
                                                         (000)
UNITED STATES -- (Continued)
Hewlett-Packard Co.
    2.625%, 12/09/14.............................  $      1,000 $1,001,908
    3.000%, 09/15/16.............................         1,000  1,032,813
Hillshire Brands Co. (The)
    2.750%, 09/15/15.............................         1,666  1,691,363
HSBC USA, Inc.
    2.375%, 02/13/15.............................         2,000  2,011,108
John Deere Capital Corp.
    2.000%, 01/13/17.............................         1,500  1,531,618
Johnson Controls, Inc.
    5.500%, 01/15/16.............................         1,282  1,354,242
    2.600%, 12/01/16.............................         3,475  3,587,201
JPMorgan Chase & Co.
    3.700%, 01/20/15.............................         2,800  2,819,298
    3.400%, 06/24/15.............................         1,000  1,018,061
Kellogg Co.
    1.875%, 11/17/16.............................         1,000  1,016,834
    1.750%, 05/17/17.............................         3,000  3,026,157
KeyBank NA
    1.100%, 11/25/16.............................         6,000  6,005,712
KeyCorp
    3.750%, 08/13/15.............................         3,000  3,071,118
Kinder Morgan Energy Partners L.P.
    6.000%, 02/01/17.............................           830    908,756
Kroger Co. (The)
    2.200%, 01/15/17.............................         1,000  1,020,855
Lorillard Tobacco Co.
    3.500%, 08/04/16.............................         4,000  4,148,224
Lowe's Cos., Inc.
    5.000%, 10/15/15.............................         1,050  1,094,246
Marathon Oil Corp.
    0.900%, 11/01/15.............................         1,140  1,141,108
MetLife, Inc.
    5.000%, 06/15/15.............................           500    513,737
Mondelez International, Inc.
    4.125%, 02/09/16.............................         3,716  3,866,803
Morgan Stanley
    3.800%, 04/29/16.............................         6,000  6,236,688
MUFG Union Bank NA
    3.000%, 06/06/16.............................         1,000  1,030,570
Mylan, Inc.
    1.350%, 11/29/16.............................         6,038  6,052,588
Occidental Petroleum Corp.
    1.750%, 02/15/17.............................         2,722  2,757,155
Omnicom Group, Inc.
    5.900%, 04/15/16.............................         1,750  1,870,265
ONEOK Partners L.P.
    2.000%, 10/01/17.............................         2,820  2,839,994
PepsiCo, Inc.
    0.700%, 08/13/15.............................         5,045  5,057,779
Philip Morris International, Inc.
    2.500%, 05/16/16.............................         2,224  2,286,001
Phillips 66
    2.950%, 05/01/17.............................         5,000  5,192,225

                                                         Face
                                                        Amount^   Value+
                                                        -------   ------
                                                         (000)
UNITED STATES -- (Continued)
Pioneer Natural Resources Co.
    6.650%, 03/15/17.............................  $      3,450 $ 3,822,424
Plains All American Pipeline L.P. / PAA Finance
 Corp.
    3.950%, 09/15/15.............................         2,830   2,904,820
PNC Funding Corp.
    4.250%, 09/21/15.............................           600     619,189
PPG Industries, Inc.
    1.900%, 01/15/16.............................         2,050   2,077,935
Progress Energy, Inc.
    5.625%, 01/15/16.............................         2,000   2,112,208
Prudential Financial, Inc.
    3.875%, 01/14/15.............................         1,000   1,006,585
    6.200%, 01/15/15.............................         2,448   2,475,420
Quest Diagnostics, Inc.
    5.450%, 11/01/15.............................         4,000   4,173,856
Reynolds American, Inc.
    1.050%, 10/30/15.............................         4,000   4,007,792
Sherwin-Williams Co. (The)
    3.125%, 12/15/14.............................         1,048   1,051,224
Southern Power Co.
    4.875%, 07/15/15.............................         3,660   3,763,633
Starbucks Corp.
    0.875%, 12/05/16.............................         1,000   1,001,109
SunTrust Banks, Inc.
    3.600%, 04/15/16.............................         4,000   4,157,504
Symantec Corp.
    2.750%, 06/15/17.............................         2,000   2,032,656
TD Ameritrade Holding Corp.
    4.150%, 12/01/14.............................         2,350   2,356,418
Thermo Fisher Scientific, Inc.
    3.200%, 05/01/15.............................         2,250   2,276,615
    2.250%, 08/15/16.............................         2,953   3,013,593
Time Warner Cable, Inc.
    3.500%, 02/01/15.............................         4,000   4,027,472
Time Warner, Inc.
    5.875%, 11/15/16.............................         1,000   1,094,408
Toyota Motor Credit Corp.
    2.000%, 09/15/16.............................        15,819  16,165,626
UnitedHealth Group, Inc.
    1.875%, 11/15/16.............................         1,000   1,020,133
Valero Energy Corp.
    4.500%, 02/01/15.............................           900     908,055
Verizon Communications, Inc.
    0.700%, 11/02/15.............................         3,000   3,002,334
Walgreen Co.
    1.000%, 03/13/15.............................         3,720   3,725,915
Walt Disney Co. (The)
    0.875%, 12/01/14.............................         1,500   1,500,795
    1.125%, 02/15/17.............................         2,000   2,007,256
Wells Fargo & Co.
    1.250%, 02/13/15.............................         1,000   1,002,551
    1.500%, 07/01/15.............................         2,500   2,518,787
    2.625%, 12/15/16.............................         6,000   6,210,660

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                         Face
                                                        Amount^    Value+
                                                        -------    ------
                                                         (000)
UNITED STATES -- (Continued)
Western Union Co. (The)
    5.930%, 10/01/16.............................  $      2,348 $  2,552,337
Whirlpool Corp.
    1.350%, 03/01/17.............................         2,000    1,994,372
Whirpool Corp.
    1.650%, 11/01/17.............................         5,000    5,000,955
Williams Partners L.P.
    3.800%, 02/15/15.............................         2,300    2,318,966
Xerox Corp.
    4.250%, 02/15/15.............................         3,500    3,536,302
Yum! Brands, Inc.
    4.250%, 09/15/15.............................         2,485    2,555,437
Zimmer Holdings, Inc.
    1.400%, 11/30/14.............................         1,000    1,000,738
                                                                ------------
TOTAL UNITED STATES..............................                408,374,413
                                                                ------------
TOTAL BONDS......................................                912,214,006
                                                                ------------

AGENCY OBLIGATIONS -- (6.5%)
Federal Home Loan Bank
    2.250%, 09/08/17.............................        10,000   10,323,290
Federal Home Loan Mortgage Corporation
    1.000%, 07/28/17.............................        30,000   30,055,050

                                                           Face
                                                          Amount^     Value+
                                                          -------     ------
                                                           (000)
AGENCY OBLIGATIONS -- (Continued)
Federal National Mortgage Association
      1.375%, 11/15/16.............................  $      5,000 $    5,076,100
      0.750%, 04/20/17.............................        30,000     29,934,030
                                                                  --------------
TOTAL AGENCY OBLIGATIONS...........................                   75,388,470
                                                                  --------------

U.S. TREASURY OBLIGATIONS -- (14.3%)
U.S. Treasury Notes
++^^  0.875%, 12/31/16.............................       113,000    113,670,994
      3.000%, 02/28/17.............................        15,000     15,809,760
      1.000%, 09/15/17.............................        35,000     35,106,645
                                                                  --------------
TOTAL U.S. TREASURY OBLIGATIONS....................                  164,587,399
                                                                  --------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $1,157,311,859)..............................               $1,152,189,875
                                                                  ==============

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                Investments in Securities (Market Value)
                                          ---------------------------------------------------
                                            Level 1        Level 2     Level 3      Total
                                          -----------  --------------  ------- --------------
Bonds
  Australia..............................          --  $   76,782,415    --    $   76,782,415
  Canada.................................          --      83,842,867    --        83,842,867
  Finland................................          --      15,425,760    --        15,425,760
  France.................................          --      19,952,275    --        19,952,275
  Germany................................          --      36,466,557    --        36,466,557
  Japan..................................          --      33,703,367    --        33,703,367
  Netherlands............................          --      49,319,459    --        49,319,459
  Norway.................................          --      14,417,893    --        14,417,893
  Supranational Organization Obligations.          --      78,256,898    --        78,256,898
  Sweden.................................          --      32,135,307    --        32,135,307
  Switzerland............................          --       2,182,662    --         2,182,662
  United Kingdom.........................          --      61,354,133    --        61,354,133
  United States..........................          --     408,374,413    --       408,374,413
Agency Obligations.......................          --      75,388,470    --        75,388,470
U.S. Treasury Obligations................          --     164,587,399    --       164,587,399
Swap Agreements**........................          --     (12,499,678)   --       (12,499,678)
Futures Contracts**...................... $(1,217,029)             --    --        (1,217,029)
Forward Currency Contracts**.............          --       1,912,228    --         1,912,228
                                          -----------  --------------    --    --------------
TOTAL.................................... $(1,217,029) $1,141,602,425    --    $1,140,385,396
                                          ===========  ==============    ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2014
          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value................................................................... $  1,152,190
Temporary Cash.........................................................................       29,195
Foreign Currencies at Value............................................................            3
Segregated Cash for Swaps Contracts....................................................        7,316
Cash...................................................................................        8,652
Receivables:
  Investment Securities Sold...........................................................           40
  Interest.............................................................................        8,027
  Fund Shares Sold.....................................................................        6,071
Unrealized Gain on Forward Currency Contracts..........................................        2,157
Prepaid Expenses and Other Assets......................................................           41
                                                                                        ------------
     Total Assets......................................................................    1,213,692
                                                                                        ------------
LIABILITIES:
Payables:
  Investment Securities Purchased......................................................        5,000
  Fund Shares Redeemed.................................................................        1,180
  Due to Advisor.......................................................................          297
  Futures Margin Variation.............................................................          196
Unrealized Loss on Swap Contracts......................................................       12,500
Unrealized Loss on Forward Currency Contracts..........................................          245
Accrued Expenses and Other Liabilities.................................................           83
                                                                                        ------------
     Total Liabilities.................................................................       19,501
                                                                                        ------------
NET ASSETS............................................................................. $  1,194,191
                                                                                        ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................  149,317,618
                                                                                        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............................... $       8.00
                                                                                        ============
Investments at Cost.................................................................... $  1,157,312
                                                                                        ============
Foreign Currencies at Cost............................................................. $          3
                                                                                        ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $  1,204,372
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).        5,939
Accumulated Net Realized Gain (Loss)...................................................          903
Net Unrealized Foreign Exchange Gain (Loss)............................................        1,816
Net Unrealized Appreciation (Depreciation).............................................      (18,839)
                                                                                        ------------
NET ASSETS............................................................................. $  1,194,191
                                                                                        ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  300,000,000
                                                                                        ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2014
                            (Amounts in thousands)

Investment Income
  Interest.......................................................................................... $  9,845
                                                                                                     --------
     Total Investment Income........................................................................    9,845
                                                                                                     --------
Expenses
  Investment Advisory Services Fees.................................................................    3,648
  Accounting & Transfer Agent Fees..................................................................       61
  Custodian Fees....................................................................................       39
  Filing Fees.......................................................................................      133
  Shareholders' Reports.............................................................................       48
  Directors'/Trustees' Fees & Expenses..............................................................        7
  Professional Fees.................................................................................       30
  Other.............................................................................................        9
                                                                                                     --------
     Total Expenses.................................................................................    3,975
                                                                                                     --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note D).     (640)
  Fees Paid Indirectly..............................................................................      (12)
                                                                                                     --------
  Net Expenses......................................................................................    3,323
                                                                                                     --------
  Net Investment Income (Loss)......................................................................    6,522
                                                                                                     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:......................................................................
    Investment Securities Sold......................................................................    2,967
    Futures.........................................................................................   (2,034)
    Swap Contracts..................................................................................  (49,078)
    Foreign Currency Transactions...................................................................    2,905
  Change in Unrealized Appreciation (Depreciation) of:..............................................
    Investment Securities and Foreign Currency......................................................   (7,904)
    Futures.........................................................................................     (649)
    Swap Contracts..................................................................................   (6,914)
    Translation of Foreign Currency Denominated Amounts.............................................    2,590
                                                                                                     --------
  Net Realized and Unrealized Gain (Loss)...........................................................  (58,117)
                                                                                                     --------
Net Increase (Decrease) in Net Assets Resulting from Operations..................................... $(51,595)
                                                                                                     ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                           Year        Year
                                                                                          Ended       Ended
                                                                                         Oct. 31,    Oct. 31,
                                                                                           2014        2013
                                                                                        ----------  ---------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)......................................................... $    6,522  $   4,128
  Net Realized Gain (Loss) on:
    Investment Securities Sold.........................................................      2,967        952
    Futures............................................................................     (2,034)    (1,683)
    Swap Contracts.....................................................................    (49,078)   (68,369)
    Foreign Currency Transactions......................................................      2,905     (1,229)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................................     (7,904)        75
    Futures............................................................................       (649)      (717)
    Swap Contracts.....................................................................     (6,914)    (6,861)
    Translation of Foreign Currency Denominated Amounts................................      2,590        715
                                                                                        ----------  ---------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................    (51,595)   (72,989)
                                                                                        ----------  ---------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.........................................................     (4,154)    (2,493)
  Net Short-Term Gains:
    Institutional Class Shares.........................................................       (379)      (472)
  Net Long-Term Gains:
    Institutional Class Shares.........................................................       (474)      (472)
                                                                                        ----------  ---------
     Total Distributions...............................................................     (5,007)    (3,437)
                                                                                        ----------  ---------
Capital Share Transactions (1):
  Shares Issued........................................................................    761,756    552,864
  Shares Issued in Lieu of Cash Distributions..........................................      4,915      3,267
  Shares Redeemed......................................................................   (302,192)  (151,470)
                                                                                        ----------  ---------
     Net Increase (Decrease) from Capital Share Transactions...........................    464,479    404,661
                                                                                        ----------  ---------
     Total Increase (Decrease) in Net Assets...........................................    407,877    328,235
Net Assets
  Beginning of Year....................................................................    786,314    458,079
                                                                                        ----------  ---------
  End of Year.......................................................................... $1,194,191  $ 786,314
                                                                                        ==========  =========
(1) Shares Issued and Redeemed:
  Shares Issued........................................................................     90,096     63,019
  Shares Issued in Lieu of Cash Distributions..........................................        566        366
  Shares Redeemed......................................................................    (36,041)   (17,417)
                                                                                        ----------  ---------
     Net Increase (Decrease) from Shares Issued and Redeemed...........................     54,621     45,968
                                                                                        ==========  =========
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income). $    5,939  $   1,500

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                    Year        Year       Year
                                                                                   Ended       Ended      Ended
                                                                                  Oct. 31,    Oct. 31,   Oct. 31,
                                                                                    2014        2013       2012
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................................... $     8.30   $   9.40   $   9.77
                                                                                ----------   --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).............................................       0.06       0.06       0.07
  Net Gains (Losses) on Securities (Realized and Unrealized)...................      (0.31)     (1.10)     (0.37)
                                                                                ----------   --------   --------
   Total from Investment Operations............................................      (0.25)     (1.04)     (0.30)
-------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........................................................      (0.04)     (0.04)     (0.06)
  Net Realized Gains...........................................................      (0.01)     (0.02)     (0.01)
                                                                                ----------   --------   --------
   Total Distributions.........................................................      (0.05)     (0.06)     (0.07)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................................................. $     8.00   $   8.30   $   9.40
=============================================================================== ==========   ========   ========
Total Return...................................................................      (3.08)%   (11.15)%    (3.08)%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................................... $1,194,191   $786,314   $458,079
Ratio of Expenses to Average Net Assets........................................       0.33%      0.34%      0.35%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees Paid
 Indirectly)...................................................................       0.39%      0.40%      0.41%
Ratio of Net Investment Income to Average Net Assets...........................       0.65%      0.66%      0.79%
Portfolio Turnover Rate........................................................        104%        64%        69%
-------------------------------------------------------------------------------------------------------------------

                                                                                    Period
                                                                                Nov. 9, 2010(a)
                                                                                  to Oct. 31,
                                                                                     2011
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period...........................................    $  10.00
                                                                                   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).............................................        0.07
  Net Gains (Losses) on Securities (Realized and Unrealized)...................       (0.27)
                                                                                   --------
   Total from Investment Operations............................................       (0.20)
--------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........................................................       (0.03)
  Net Realized Gains...........................................................          --
                                                                                   --------
   Total Distributions.........................................................       (0.03)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................................................    $   9.77
=============================================================================== ===============
Total Return...................................................................       (2.02)%(D)
--------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..........................................    $230,781
Ratio of Expenses to Average Net Assets........................................        0.47%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees Paid
 Indirectly)...................................................................        0.53%(C)(E)
Ratio of Net Investment Income to Average Net Assets...........................        0.64%(C)(E)
Portfolio Turnover Rate........................................................          50%(D)
--------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-seven operational portfolios, one of which, DFA Commodity Strategy Portfolio (the "Portfolio"), is included in this section of the report. The remaining operational portfolios are presented in separate reports.

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2014, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolio.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Basis for Consolidation:

   The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

   As of October 31, 2014, the Portfolio held a $243,966,964 investment in the Subsidiary, representing 20.10% of the Portfolio's total assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolio. For the year ended October 31, 2014, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of the Portfolio's average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2015, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At October 31, 2014, there were no previously waived fees subject to future recovery by the Advisor.

   The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary's average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

   For the year ended October 31, 2014, approximately $640 (in thousands) of the Subsidiary's management fees were waived pursuant to the Subsidiary fee waiver agreement.

Earned Income Credit:

   In addition, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2014, expenses reduced were as follows (amounts in thousands):

                                                    Fees Paid
                                                    Indirectly
                                                    ----------
                  DFA Commodity Strategy Portfolio.    $12

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2014, the total related amounts paid by the Fund to the CCO were $262 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. Deferred Compensation:

   At October 31, 2014, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

                     DFA Commodity Strategy Portfolio. $8

F. Purchases and Sales of Securities:

   For the year ended October 31, 2014, the Portfolio made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                       U.S. Government    Other Investment
                                          Securities         Securities
                                      ------------------ -------------------
                                      Purchases  Sales   Purchases   Sales
                                      --------- -------- ---------- --------
    DFA Commodity Strategy Portfolio. $212,151  $458,903 $1,165,997 $516,202

G. Federal Income Taxes:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2014, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of book income/loss from controlled foreign corporation and net foreign currency gains/losses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                     Increase       Increase
                                                    (Decrease)     (Decrease)
                                     Increase     Undistributed   Accumulated
                                    (Decrease)    Net Investment  Net Realized
                                  Paid-In Capital     Income     Gains (Losses)
                                  --------------- -------------- --------------
DFA Commodity Strategy Portfolio.    $(48,297)        $2,071        $46,226

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2013 and October 31, 2014 were as follows (amounts in thousands):

                                  Net Investment
                                    Income and
                                    Short-Term     Long-Term   Tax Exempt
                                  Capital Gains  Capital Gains   Income   Total
                                  -------------- ------------- ---------- ------
DFA Commodity Strategy Portfolio
2013.............................     $2,965         $472          --     $3,437
2014.............................      4,533          474          --      5,007

   At October 31, 2014, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                        Net Investment
                                          Income and
                                          Short-Term     Long-Term
                                        Capital Gains  Capital Gains Total
                                        -------------- ------------- -----
      DFA Commodity Strategy Portfolio.      $705           $57      $762

   At October 31, 2014, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                  Undistributed                                              Total Net
                                  Net Investment                                           Distributable
                                    Income and   Undistributed                Unrealized     Earnings
                                    Short-Term     Long-Term   Capital Loss  Appreciation  (Accumulated
                                  Capital Gains  Capital Gains Carryforward (Depreciation)    Losses)
                                  -------------- ------------- ------------ -------------- -------------
DFA Commodity Strategy Portfolio.     $7,964         $889           --         $(18,924)     $(10,071)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2014, the Portfolio did not have any capital loss carryforwards.

   At October 31, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                            Net
                                                                         Unrealized
                                   Federal    Unrealized   Unrealized   Appreciation
                                   Tax Cost  Appreciation Depreciation (Depreciation)
                                  ---------- ------------ ------------ --------------
DFA Commodity Strategy Portfolio. $1,157,312    $1,471      $(6,593)      $(5,122)

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Financial Instruments:

   In accordance with the Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

   2. Forward Currency Contracts: The Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions.

   At October 31, 2014, the Portfolio had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

DFA Commodity Strategy Portfolio*

                                                                   Unrealized
                                                        Value at     Foreign
 Settlement Currency                         Contract  October 31,  Exchange
    Date    Amount**        Currency          Amount      2014     Gain (Loss)
 ---------- -------- -------------------    ---------  ----------- -----------
  11/25/14   (7,100) Canadian Dollar (1)    $  (6,307)  $  (6,296)   $   11
  11/14/14  (11,269) New Zealand Dollar (2)    (8,907)     (8,776)      131
  11/03/14   47,418  UK Pound Sterling (3)     75,972      75,855      (117)
  11/03/14  (47,418) UK Pound Sterling (1)    (76,835)    (75,855)      980
  11/04/14   55,373  UK Pound Sterling (1)     88,453      88,580       127
  11/04/14  (55,373) UK Pound Sterling (1)    (89,372)    (88,580)      792
  12/03/14  (47,748) UK Pound Sterling (3)    (76,480)    (76,364)      116
  12/04/14  (55,464) UK Pound Sterling (1)    (88,577)    (88,705)     (128)
                                            ---------   ---------    ------
                                            $(182,053)  $(180,141)   $1,912
                                            =========   =========    ======

Counterparties:

(1)Citibank, N.A.

(2)Bank of America Corp.

(3)State Street Bank and Trust

* During the year ended October 31, 2014, the Portfolio's average contract amount of forward currency contracts was $226,502 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. Commodity-Linked Derivatives: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and to the extent the Portfolio may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap) or, in some instances, must be transacted through an futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). Swap agreements are contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio's ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

   An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Because uncleared swaps are two-party contracts and may have terms of greater than seven days, these swap agreements may be considered to be illiquid. In addition, because uncleared swaps are not traded on exchanges, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty beyond any collateral received. The types of swap agreements in which the Portfolio invests do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss is limited to the net amount of interest payments that the Portfolio is contractually obligated to make or receive.

   Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant's swap, but it does not eliminate those risks completely. Among other risks, there is a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position in a swap contract.

Futures Activities:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges.

   5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   Payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change would be reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   At October 31, 2014, the Subsidiary had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                                Expiration Number of  Contract  Unrealized
    Description                    Date    Contracts*  Amount   Gain (Loss)
    -----------                 ---------- ---------- --------  -----------
    Brent Crude Oil Futures....  02/12/15       54    $  4,719    $    12
    CBT Wheat Futures..........  03/13/15       98       2,674         20
    Coffee 'C' Futures.........  03/19/15       47       3,389        (33)
    Copper Futures.............  03/27/15       79       6,002        (73)
    Corn Futures...............  03/13/15      300       5,839         82
    Cotton No.2 Futures........  03/09/15       33       1,038          9
    Gasoline RBOB Futures......  12/31/14       28       2,523       (132)
    Gold 100 oz Futures........  02/25/15       83       9,731       (479)
    KCB Wheat Futures..........  03/13/15       33         988         (8)
    LME Nickel Futures.........  01/19/15       46       4,355       (253)
    LME Nickel Futures.........  11/19/14       46       4,342       (807)
    LME Nickel Futures.........  01/19/15      (24)     (2,272)        51
    LME Nickel Futures.........  11/19/14      (46)     (4,342)       630
    LME Prime Aluminum Futures.  11/19/14      196      10,117        230
    LME Prime Aluminum Futures.  01/19/15      193       9,878        462
    LME Prime Aluminum Futures.  01/19/15     (101)     (5,169)      (308)
    LME Prime Aluminum Futures.  11/19/14     (196)    (10,116)      (284)
    LME Zinc Futures...........  01/19/15       83       4,796         57
    LME Zinc Futures...........  11/19/14       83       4,794        (56)
    LME Zinc Futures...........  01/19/15      (43)     (2,485)       (44)
    LME Zinc Futures...........  11/19/14      (83)     (4,794)         3
    Lean Hogs Futures..........  02/13/15       49       1,726        (23)
    Live Cattle Futures........  02/27/15       53       3,521        (31)
    NY Harbor ULSD Futures.....  12/31/14       27       2,843        (73)
    Natural Gas Futures........  12/29/14      197       7,799       (211)
    Silver Futures.............  03/27/15       37       2,990       (203)
    Soybean Futures............  01/14/15       79       4,145        373
    Soybean Meal Futures.......  01/14/15       57       2,090        297
    Soybean Oil Futures........  01/14/15      110       2,311        126
    Sugar #11 Futures..........  02/27/15      195       3,503       (139)
    WTI Crude Futures..........  12/19/14       80       6,434       (412)
                                                      --------    -------
                                                      $ 83,369    $(1,217)
                                                      ========    =======

  The Subsidiary's securities have been segregated as collateral for open futures contracts.

* During the year ended October 31, 2014 the Subsidiary's average notional contract amount of outstanding futures contracts was $72,751 (in thousands).

   At October 31, 2014, the Subsidiary had the following outstanding commodity total return swaps, which are typically on custom commodity indices that include exposure to various precious metal, energy and agricultural commodities (dollar amounts in thousands):

                                                                         Unrealized
                                 Commodity Expiration       Notional    Appreciation
Counterparty                     Exposure     Date          Amount*    (Depreciation)
------------                     --------- ----------     -----------  --------------
Bank of America.................   Index**  12/31/14  USD $   (90,558)    $ (1,024)
Citibank, N.A...................   Index**  12/31/14  USD    (216,371)      (2,422)
Credit Suisse...................   Index**  11/25/14  USD     (95,104)      (1,068)
Credit Suisse...................   Index**  11/25/14  USD    (200,339)      (2,250)
Deutsche Bank AG, London Branch.   Index**  11/25/14  USD    (240,817)      (2,706)
UBS AG..........................   Index**  01/30/15  USD    (270,642)      (3,030)
                                                          -----------     --------
                                                          $(1,113,831)    $(12,500)
                                                          ===========     ========

* During the year ended October 31, 2014 the Subsidiary's average notional value of outstanding swap contracts was $1,037,960 (in thousands).

**Swap is exposed to the 22 commodities in the Bloomberg Commodity Index Total
  Return.

   The following is a summary of the location of derivatives on the Portfolio's Statement of Assets and Liabilities as of October 31, 2014:

                           Location on the Statement of Assets and Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Commodity Futures                                    Payables: Futures Margin
   Contracts                                            Variation

 Foreign Exchange          Unrealized Gain on         Unrealized Loss on
   Contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Commodity Swap Contracts                             Unrealized Loss on Swap
                                                        Contracts

   The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of October 31, 2014 (amounts in thousands):

                                                               Asset Derivatives Value
                                                            -----------------------------
                                             Total Value     Foreign  Commodity  Commodity
                                                  at        Exchange   Futures     Swap
                                           October 31, 2014 Contracts Contracts  Contracts
-                                          ---------------- --------- ---------  ---------
Dimensional Cayman Commodity Fund I, LTD..     $  4,509      $2,157    $ 2,352*        --

                                                             Liability Derivatives Value
-                                                           -----------------------------
                                             Total Value     Foreign  Commodity  Commodity
                                                  at        Exchange   Futures     Swap
                                           October 31, 2014 Contracts Contracts  Contracts
-                                          ---------------- --------- ---------  ---------
Dimensional Cayman Commodity Fund I, LTD..     $(16,314)     $ (245)   $(3,569)* $(12,500)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reporting within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Portfolio's Statement of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings for the year ended October 31, 2014:

Derivative Type              Location of Gain (Loss) on Derivatives Recognized in Income
---------------              -----------------------------------------------------------
Commodity Futures Contracts  Net Realized Gain (Loss) on: Futures Change in Unrealized
                               Appreciation (Depreciation) of: Futures
Foreign Exchange Contracts   Net Realized Gain (Loss) on: Foreign Currency Transactions
                               Change in Unrealized Appreciation (Depreciation) of:
                               Translation of Foreign Currency Denominated Amounts
Commodity Swap Contracts     Net Realized Gain (Loss) on: Swap Contracts Change in
                               Unrealized Appreciation (Depreciation) of:
                               Swap Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2014 (amounts in thousands):

                                                   Realized Gain (Loss) on
                                              Derivatives Recognized in Income
                                           --------------------------------------
                                                      Foreign  Commodity Commodity
                                                     Exchange   Futures    Swap
                                             Total   Contracts Contracts Contracts
                                           --------  --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD.. $(48,117)  $2,995    $(2,034) $(49,078)


                                                    Change in Unrealized
                                               Appreciation (Depreciation) on
                                              Derivatives Recognized in Income
                                           -------------------------------------
                                                     Foreign  Commodity Commodity
                                                    Exchange   Futures    Swap
                                            Total   Contracts Contracts Contracts
                                           -------  --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD.. $(4,866)  $2,697     $(649)   $(6,914)

Offsetting of Derivative Assets and Derivative Liabilities

   The Portfolios are subject to master netting agreements ("MNA") with certain counterparties which govern the terms of derivative transactions and reduce the counterparty risk associated with such transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different MNA, possibly resulting in the need for multiple agreements with a single counterparty. As the MNA's are specific to unique operations of different asset types, they allow each Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single MNA with a counterparty. Certain MNA's contain provisions which allow for the net settlement of receivable and payable positions with the same counterparty if defined conditions are met.

   The following table presents the Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of October 31, 2014 (Amounts in thousands):

                                             Gross Amounts Not Offset                           Gross Amounts Not Offset
                                                in the Consolidated                                in the Consolidated
                                             Statements of Assets and                           Statements of Assets and
                                                    Liabilities                                        Liabilities
                                    Gross    -------------------------               Gross      ------------------------
                                  Amounts of                   Cash                Amounts of                     Cash
                                  Recognized   Financial    Collateral    Net      Recognized     Financial    Collateral
Description                       Assets(a)  Instruments(b)  Received  Amount(c) Liabilities(a) Instruments(d)  Pledged
-----------                       ---------- -------------- ---------- --------- -------------- -------------- ----------
                                                      Assets                                        Liabilities
                                  ---------------------------------------------- ----------------------------------------
DFA Commodity Strategy Portfolio
Forward Currency Contracts.......   $2,157       $(245)         --      $1,912      $   245        $  (245)          --
Swap Contracts...................       --          --          --          --       12,500         (5,184)(f)   (7,316)






                                     Net
Description                       Amount(e)
-----------                       ---------

                                  ----------
DFA Commodity Strategy Portfolio
Forward Currency Contracts.......    --
Swap Contracts...................    --

(a)No amounts have been netted against the gross amounts recognized in the Consolidated Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities as well as pledged non-cash collateral.

(e)Represents the net amount due to counterparties in the event of default.

(f)The actual collateral received is greater than the amount shown here due to overcollateralization.

I. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 2, 2015.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

   There were no borrowings by the Portfolio under the lines of credit during the year ended October 31, 2014.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Other:

   At October 31, 2014, three shareholders held 85% of outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of DFA Commodity Strategy Portfolio:

In our opinion, the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, and the related consolidated statements of operations and of changes in net assets and the consolidated financial highlights present fairly, in all material respects, the financial position of DFA Commodity Strategy Portfolio and its subsidiary (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at October 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 19, 2014

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO -- CLASS R2 VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
April 30, 2008-October 31, 2014

                                    [CHART]

                   DFA International Value    MSCI World ex USA Index
                    Portfolio - Class R2            (net div.)
                   -----------------------    ------------------------
 4/30/2008              $10,000                     $10,000
 5/31/2008               10,000                      10,152
 6/30/2008                9,006                       9,362
 7/31/2008                8,752                       9,029
 8/31/2008                8,381                       8,680
 9/30/2008                7,404                       7,427
10/31/2008                5,537                       5,882
11/30/2008                5,194                       5,563
12/31/2008                5,594                       5,856
 1/31/2009                4,819                       5,310
 2/28/2009                4,220                       4,772
 3/31/2009                4,686                       5,087
 4/30/2009                5,539                       5,743
 5/31/2009                6,361                       6,469
 6/30/2009                6,268                       6,402
 7/31/2009                7,007                       7,003
 8/31/2009                7,404                       7,339
 9/30/2009                7,789                       7,641
10/31/2009                7,467                       7,519
11/30/2009                7,685                       7,705
12/31/2009                7,769                       7,828
 1/31/2010                7,316                       7,461
 2/28/2010                7,340                       7,453
 3/31/2010                7,920                       7,933
 4/30/2010                7,781                       7,815
 5/31/2010                6,874                       6,952
 6/30/2010                6,751                       6,852
 7/31/2010                7,584                       7,485
 8/31/2010                7,209                       7,261
 9/30/2010                7,990                       7,958
10/31/2010                8,259                       8,241
11/30/2010                7,836                       7,892
12/31/2010                8,567                       8,528
 1/31/2011                8,931                       8,712
 2/28/2011                9,224                       9,035
 3/31/2011                8,966                       8,854
 4/30/2011                9,443                       9,336
 5/31/2011                9,097                       9,059
 6/30/2011                8,968                       8,930
 7/31/2011                8,679                       8,783
 8/31/2011                7,744                       8,040
 9/30/2011                6,896                       7,233
10/31/2011                7,555                       7,936
11/30/2011                7,306                       7,569
12/31/2011                7,106                       7,487
 1/31/2012                7,579                       7,891
 2/29/2012                7,974                       8,325
 3/31/2012                7,907                       8,263
 4/30/2012                7,622                       8,123
 5/31/2012                6,676                       7,197
 6/30/2012                7,146                       7,669
 7/31/2012                7,112                       7,764
 8/31/2012                7,407                       7,986
 9/30/2012                7,665                       8,228
10/31/2012                7,759                       8,286
11/30/2012                7,877                       8,460
12/31/2012                8,263                       8,716
 1/31/2013                8,646                       9,144
 2/28/2013                8,382                       9,053
 3/31/2013                8,408                       9,125
 4/30/2013                8,817                       9,541
 5/31/2013                8,707                       9,327
 6/30/2013                8,400                       8,978
 7/31/2013                8,968                       9,455
 8/31/2013                8,902                       9,333
 9/30/2013                9,570                       9,993
10/31/2013                9,901                      10,328
11/30/2013                9,931                      10,391
12/31/2013               10,149                      10,548
 1/31/2014                9,775                      10,122
 2/28/2014               10,328                      10,675
 3/31/2014               10,249                      10,627
 4/30/2014               10,420                      10,794
 5/31/2014               10,529                      10,961
 6/30/2014               10,661                      11,117
 7/31/2014               10,419                      10,919
 8/31/2014               10,419                      10,927
 9/30/2014                9,956                      10,479
10/31/2014                9,782                      10,312                  Past performance is not predictive of
                                                                             future performance.
                                                                             The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          Average Annual         One        Five         Since               would pay on fund distributions or the
          Total Return           Year       Years      Inception             redemption of fund shares.
          ------------------------------------------------------------       MSCI data copyright MSCI 2014, all
                                -1.21%      5.55%       -0.34%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                                     [CHART]

                   DFA International Value         MSCI World ex USA Index
                Portfolio-Institutional Class            (net div.)
                -----------------------------     -----------------------
10/31/2004             $10,000                            $10,000
11/30/2004              10,737                             10,665
12/31/2004              11,272                             11,116
 1/31/2005              11,155                             10,897
 2/28/2005              11,595                             11,382
 3/31/2005              11,305                             11,123
 4/30/2005              10,961                             10,840
 5/31/2005              10,975                             10,859
 6/30/2005              11,147                             11,037
 7/31/2005              11,643                             11,393
 8/31/2005              12,027                             11,708
 9/30/2005              12,363                             12,242
10/31/2005              12,173                             11,847
11/30/2005              12,391                             12,160
12/31/2005              12,993                             12,724
 1/31/2006              13,878                             13,529
 2/28/2006              14,008                             13,483
 3/31/2006              14,598                             13,911
 4/30/2006              15,332                             14,576
 5/31/2006              14,713                             14,022
 6/30/2006              14,612                             14,004
 7/31/2006              14,839                             14,136
 8/31/2006              15,343                             14,537
 9/30/2006              15,557                             14,526
10/31/2006              16,244                             15,100
11/30/2006              16,776                             15,549
12/31/2006              17,429                             15,995
 1/31/2007              17,753                             16,093
 2/28/2007              17,738                             16,222
 3/31/2007              18,307                             16,637
 4/30/2007              19,227                             17,394
 5/31/2007              19,883                             17,781
 6/30/2007              19,737                             17,798
 7/31/2007              19,186                             17,552
 8/31/2007              18,964                             17,298
 9/30/2007              19,951                             18,281
10/31/2007              20,913                             19,076
11/30/2007              19,643                             18,330
12/31/2007              19,215                             17,985
 1/31/2008              17,658                             16,364
 2/29/2008              17,429                             16,660
 3/31/2008              17,639                             16,422
 4/30/2008              18,422                             17,335
 5/31/2008              18,430                             17,598
 6/30/2008              16,600                             16,230
 7/31/2008              16,130                             15,652
 8/31/2008              15,450                             15,047
 9/30/2008              13,646                             12,874
10/31/2008              10,223                             10,196
11/30/2008               9,595                              9,643
12/31/2008              10,312                             10,152
 1/31/2009               8,892                              9,204
 2/28/2009               7,800                              8,273
 3/31/2009               8,647                              8,818
 4/30/2009              10,235                              9,955
 5/31/2009              11,757                             11,214
 6/30/2009              11,581                             11,098
 7/31/2009              12,951                             12,140
 8/31/2009              13,686                             12,722
 9/30/2009              14,390                             13,247
10/31/2009              13,811                             13,034
11/30/2009              14,214                             13,356
12/31/2009              14,381                             13,569
 1/31/2010              13,546                             12,933
 2/28/2010              13,588                             12,920
 3/31/2010              14,671                             13,752
 4/30/2010              14,418                             13,547
 5/31/2010              12,721                             12,052
 6/30/2010              12,500                             11,878
 7/31/2010              14,059                             12,976
 8/31/2010              13,365                             12,588
 9/30/2010              14,797                             13,795
10/31/2010              15,322                             14,287
11/30/2010              14,539                             13,682
12/31/2010              15,901                             14,783
 1/31/2011              16,576                             15,102
 2/28/2011              17,121                             15,662
 3/31/2011              16,649                             15,348
 4/30/2011              17,533                             16,184
 5/31/2011              16,900                             15,704
 6/30/2011              16,664                             15,480
 7/31/2011              16,126                             15,225
 8/31/2011              14,397                             13,938
 9/30/2011              12,821                             12,538
10/31/2011              14,038                             13,758
11/30/2011              13,585                             13,122
12/31/2011              13,222                             12,979
 1/31/2012              14,110                             13,679
 2/29/2012              14,837                             14,431
 3/31/2012              14,721                             14,325
 4/30/2012              14,191                             14,081
 5/31/2012              12,438                             12,476
 6/30/2012              13,314                             13,294
 7/31/2012              13,259                             13,459
 8/31/2012              13,800                             13,843
 9/30/2012              14,290                             14,263
10/31/2012              14,474                             14,363
11/30/2012              14,695                             14,665
12/31/2012              15,418                             15,109
 1/31/2013              16,133                             15,852
 2/28/2013              15,650                             15,694
 3/31/2013              15,696                             15,818
 4/30/2013              16,469                             16,539
 5/31/2013              16,264                             16,168
 6/30/2013              15,690                             15,563
 7/31/2013              16,762                             16,391
 8/31/2013              16,638                             16,180
 9/30/2013              17,893                             17,323
10/31/2013              18,512                             17,904
11/30/2013              18,579                             18,014
12/31/2013              18,982                             18,285
 1/31/2014              18,283                             17,547
 2/28/2014              19,327                             18,505
 3/31/2014              19,187                             18,422
 4/30/2014              19,508                             18,712
 5/31/2014              19,722                             19,002
 6/30/2014              19,960                             19,272
 7/31/2014              19,515                             18,928
 8/31/2014              19,515                             18,943
 9/30/2014              18,661                             18,165
10/31/2014              18,333                             17,877               Past performance is not predictive of
                                                                                future performance.
                                                                                The returns shown do not reflect the
                                                                                deduction of taxes that a shareholder
           Average Annual          One          Five         Ten                would pay on fund distributions or the
           Total Return            Year         Years       Years               redemption of fund shares.
           -------------------------------------------------------------        MSCI data copyright MSCI 2014, all
                                  -0.97%        5.83%       6.25%               rights reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500 INDEX
October 31, 2004-October 31, 2014

                        [CHART]

               U.S. Large Company
                    Portfolio        S&P 500 Index
               ------------------    -------------
10/31/2004           $10,000            $10,000
11/30/2004            10,406             10,405
12/31/2004            10,758             10,759
 1/31/2005            10,496             10,496
 2/28/2005            10,724             10,717
 3/31/2005            10,530             10,527
 4/30/2005            10,336             10,328
 5/31/2005            10,656             10,656
 6/30/2005            10,675             10,672
 7/31/2005            11,075             11,069
 8/31/2005            10,972             10,968
 9/30/2005            11,060             11,056
10/31/2005            10,876             10,872
11/30/2005            11,290             11,283
12/31/2005            11,293             11,287
 1/31/2006            11,594             11,586
 2/28/2006            11,617             11,618
 3/31/2006            11,763             11,762
 4/30/2006            11,926             11,920
 5/31/2006            11,578             11,577
 6/30/2006            11,600             11,593
 7/31/2006            11,670             11,664
 8/31/2006            11,950             11,942
 9/30/2006            12,251             12,250
10/31/2006            12,650             12,649
11/30/2006            12,884             12,889
12/31/2006            13,069             13,070
 1/31/2007            13,269             13,268
 2/28/2007            13,010             13,008
 3/31/2007            13,147             13,154
 4/30/2007            13,738             13,737
 5/31/2007            14,211             14,216
 6/30/2007            13,982             13,980
 7/31/2007            13,542             13,546
 8/31/2007            13,744             13,749
 9/30/2007            14,259             14,264
10/31/2007            14,486             14,490
11/30/2007            13,877             13,885
12/31/2007            13,790             13,788
 1/31/2008            12,961             12,961
 2/29/2008            12,541             12,540
 3/31/2008            12,494             12,486
 4/30/2008            13,096             13,094
 5/31/2008            13,265             13,264
 6/30/2008            12,152             12,146
 7/31/2008            12,056             12,044
 8/31/2008            12,225             12,218
 9/30/2008            11,149             11,129
10/31/2008             9,284              9,260
11/30/2008             8,626              8,596
12/31/2008             8,721              8,687
 1/31/2009             7,994              7,955
 2/28/2009             7,144              7,108
 3/31/2009             7,771              7,730
 4/30/2009             8,515              8,470
 5/31/2009             8,998              8,944
 6/30/2009             9,009              8,962
 7/31/2009             9,695              9,640
 8/31/2009            10,043             9,988
 9/30/2009            10,420             10,360
10/31/2009            10,219             10,168
11/30/2009            10,833             10,778
12/31/2009            11,042             10,986
 1/31/2010            10,652             10,591
 2/28/2010            10,979             10,919
 3/31/2010            11,644             11,578
 4/30/2010            11,821             11,760
 5/31/2010            10,873             10,821
 6/30/2010            10,305             10,255
 7/31/2010            11,027             10,973
 8/31/2010            10,533             10,478
 9/30/2010            11,469             11,413
10/31/2010            11,903             11,847
11/30/2010            11,903             11,849
12/31/2010            12,698             12,641
 1/31/2011            13,006             12,940
 2/28/2011            13,442             13,384
 3/31/2011            13,458             13,389
 4/30/2011            13,844             13,786
 5/31/2011            13,689             13,629
 6/30/2011            13,457             13,402
 7/31/2011            13,186             13,130
 8/31/2011            12,475             12,417
 9/30/2011            11,592             11,544
10/31/2011            12,865             12,805
11/30/2011            12,826             12,777
12/31/2011            12,965             12,908
 1/31/2012            13,541             13,486
 2/29/2012            14,118             14,069
 3/31/2012            14,590             14,532
 4/30/2012            14,499             14,441
 5/31/2012            13,619             13,573
 6/30/2012            14,182             14,132
 7/31/2012            14,380             14,329
 8/31/2012            14,697             14,652
 9/30/2012            15,076             15,030
10/31/2012            14,797             14,753
11/30/2012            14,890             14,838
12/31/2012            15,016             14,973
 1/31/2013            15,793             15,749
 2/28/2013            16,007             15,963
 3/31/2013            16,608             16,561
 4/30/2013            16,930             16,881
 5/31/2013            17,320             17,275
 6/30/2013            17,094             17,043
 7/31/2013            17,957             17,911
 8/31/2013            17,431             17,392
 9/30/2013            17,980             17,937
10/31/2013            18,807             18,762
11/30/2013            19,377             19,334
12/31/2013            19,871             19,823
 1/31/2014            19,175             19,138
 2/28/2014            20,062             20,013
 3/31/2014            20,225             20,181
 4/30/2014            20,376             20,331
 5/31/2014            20,842             20,808
 6/30/2014            21,271             21,238
 7/31/2014            20,982             20,945
 8/31/2014            21,821             21,783
 9/30/2014            21,511             21,477
10/31/2014            22,036             22,002                  Past performance is not predictive of
                                                                 future performance.
                                                                 The returns shown do not reflect the
                                                                 deduction of taxes that a shareholder
        Average Annual       One       Five        Ten           would pay on fund distributions or the
        Total Return         Year      Years      Years          redemption of fund shares.
        ----------------------------------------------------     The S&P data are provided by
                            17.17%     16.61%     8.22%          Standard & Poor's Index Services Group.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 International Equity Market Review          12 Months Ended October 31, 2014

   Performance of non-US developed markets was generally negative for the period. Only large cap growth stocks had positive returns. As measured by the MSCI world ex USA indices, large cap stocks outperformed small cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2014
                       --------------------------------

                                              Return in U.S. Dollars
           -                                  ----------------------
           MSCI World ex USA Index...........         -0.15%
           MSCI World ex USA Small Cap Index.         -2.14%
           MSCI World ex USA Value Index.....         -0.62%
           MSCI World ex USA Growth Index....          0.31%

   During the period, the U.S. dollar (USD) appreciated against developed markets currencies, detracting from USD-denominated returns of non-US securities in developed markets.

                           12 Months Ended October 31, 2014
                            --------------------------------

Ten Largest Foreign Developed Markets by Market Cap  Local Return Return in U.S. Dollars
---------------------------------------------------  ------------ ----------------------
                  United Kingdom....................     0.55%             0.12%
                  Japan.............................    13.47%            -0.70%
                  Canada............................    12.71%             4.26%
                  France............................     1.34%            -6.61%
                  Switzerland.......................     9.61%             3.13%
                  Germany...........................     2.52%            -5.52%
                  Australia.........................     6.74%            -0.92%
                  Spain.............................    10.44%             1.78%
                  Hong Kong.........................    10.24%            10.21%
                  Sweden............................    13.18%            -1.03%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2014, all rights reserved.

   Emerging markets generally had stronger performance over the period than developed markets with positive returns in each market segment except large cap value. As measured by the MSCI emerging markets indices, small cap stocks outperformed large cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2014
                       --------------------------------

                                                Return in U.S. Dollars
         -                                      ----------------------
         MSCI Emerging Markets Index...........          0.64%
         MSCI Emerging Markets Small Cap Index.          3.18%
         MSCI Emerging Markets Value Index.....         -0.63%
         MSCI Emerging Markets Growth Index....          1.89%

   During the period, the U.S. dollar (USD) generally appreciated against most emerging markets currencies, particularly those in Eastern Europe, decreasing USD denominated returns in emerging markets.

                      12 Months Ended October 31, 2014
                       --------------------------------

Ten Largest Emerging Markets by Market Cap  Local Return Return in U.S. Dollars
------------------------------------------  ------------ ----------------------
              China........................     6.44%             6.41%
              Korea........................    -6.24%            -6.94%
              Taiwan.......................    13.99%            10.11%
              Brazil.......................    -0.30%            -9.65%
              South Africa.................    17.13%             6.09%
              India........................    29.27%            29.39%
              Mexico.......................    10.96%             6.98%
              Russia.......................    -4.56%           -24.40%
              Malaysia.....................     3.85%            -0.37%
              Indonesia....................    17.88%             9.95%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2014, all rights reserved.

Master-Feeder Structure

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

International Equity Portfolio Performance Overview

DFA International Value Portfolio

   The DFA International Value Portfolio is designed to capture the returns of international large company value stocks by purchasing shares of The DFA International Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Master Fund held approximately 550 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ending October 31, 2014, total returns were -1.21% for the Portfolio's Class R2 shares, -0.97% for the Portfolio's Institutional Class shares, and -0.15% for the MSCI World ex USA Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in international equity markets rather than the behavior of a limited number of stocks. The Master Fund had significantly greater exposure than the Index to value stocks. Value stocks, particularly those in Canada, generally underperformed the Index, which detracted from the Portfolio's relative performance.

U.S. Equity Market Review   12 Months Ended October 31, 2014

   U.S. equities had strong gains during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, had positive returns in 9 of the 12 months. As measured by the Russell indices, large cap stocks outperformed small cap stocks.

               Total Return for 12 Months Ended October 31, 2014
               -------------------------------------------------

              Russell 3000(R) Index........................ 16.07%
              Russell Microcap(R) Index (micro cap stocks).  7.34%
              Russell 2000(R) Index (small cap stocks).....  8.06%
              Russell 1000(R) Index (large cap stocks)..... 16.78%
              Dow Jones U.S. Select REIT Index/SM/......... 20.69%

Growth stocks slightly outperformed value stocks as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2014
               -------------------------------------------------

         Russell 2000(R) Value Index (small cap value stocks)...  7.89%
         Russell 2000(R) Growth Index (small cap growth stocks).  8.26%
         Russell 1000(R) Value Index (large cap value stocks)... 16.46%
         Russell 1000(R) Growth Index (large cap growth stocks). 17.11%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2014, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the period were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small cap, and/or micro cap companies relative to widely used benchmarks.

U.S. Large Company Portfolio

   The U.S. Large Company Portfolio seeks to approximate the returns of the S&P 500(R) Index by investing in S&P 500(R) Index securities in approximately the same proportions as they are represented in the Index. In addition to individual stocks, the Portfolio uses futures to gain market exposure for uninvested cash. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, the total return was 17.17% for the Portfolio and 17.27% for the S&P 500(R) Index. The Portfolio's return is net of fees and expenses. The impact of fees and expenses was primarily responsible for the performance difference.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                             Six Months Ended October 31, 2014
  EXPENSE TABLES
                                       Beginning  Ending              Expenses
                                        Account  Account   Annualized   Paid
                                         Value    Value     Expense    During
                                       05/01/14  10/31/14    Ratio*   Period*
                                       --------- --------- ---------- --------
  DFA International Value Portfolio**
  -----------------------------------
  Actual Fund Return
   Class R2 Shares.................... $1,000.00 $  938.70    0.68%    $3.32
   Institutional Class Shares......... $1,000.00 $  939.80    0.43%    $2.10
  Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,021.78    0.68%    $3.47
   Institutional Class Shares......... $1,000.00 $1,023.04    0.43%    $2.19

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    05/01/14  10/31/14    Ratio*   Period*
                                    --------- --------- ---------- --------

     U.S. Large Company Portfolio
     ----------------------------
     Actual Fund Return............ $1,000.00 $1,081.50    0.08%    $0.42
     Hypothetical 5% Annual Return. $1,000.00 $1,024.80    0.08%    $0.41

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by category.

FEEDER FUND

                                           Affiliated Investment Company
                                           -----------------------------
        DFA International Value Portfolio.             100.0%

DOMESTIC EQUITY PORTFOLIO

                         U.S. Large Company Portfolio
              Consumer Discretionary.......................  11.7%
              Consumer Staples.............................   9.6%
              Energy.......................................   9.2%
              Financials...................................  14.1%
              Health Care..................................  14.3%
              Industrials..................................  10.4%
              Information Technology.......................  19.5%
              Materials....................................   3.3%
              Real Estate Investment Trusts................   2.3%
              Telecommunication Services...................   2.4%
              Utilities....................................   3.2%
                                                            -----
                                                            100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014


                                                                   Value+
                                                               --------------
  AFFILIATED INVESTMENT COMPANY -- (100.0%)
  Investment in The DFA International Value Series of The DFA
    Investment Trust Company.................................. $6,992,010,787
                                                               --------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
       $6,241,548,980)........................................ $6,992,010,787
                                                               ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                 Percentage
                                         Shares      Value+    of Net Assets**
                                         ------      ------    ---------------
 COMMON STOCKS -- (94.3%)
 Consumer Discretionary -- (11.0%)
 *   Amazon.com, Inc...................   119,627 $ 36,541,263            0.6%
     Comcast Corp. Class A.............   817,188   45,231,356            0.8%
     Home Depot, Inc. (The)............   424,972   41,443,269            0.7%
     McDonald's Corp...................   310,042   29,060,237            0.5%
     Walt Disney Co. (The).............   498,635   45,565,266            0.8%
     Other Securities..................            462,380,792            8.2%
                                                  ------------           -----
 Total Consumer Discretionary..........            660,222,183           11.6%
                                                  ------------           -----
 Consumer Staples -- (9.1%)
     Altria Group, Inc.................   626,269   30,273,843            0.5%
     Coca-Cola Co. (The)............... 1,246,361   52,197,599            0.9%
     CVS Health Corp...................   365,676   31,378,658            0.5%
     PepsiCo, Inc......................   475,765   45,754,320            0.8%
     Philip Morris International, Inc..   493,239   43,903,203            0.8%
     Procter & Gamble Co. (The)........   854,935   74,610,177            1.3%
     Wal-Mart Stores, Inc..............   498,575   38,026,315            0.7%
     Other Securities..................            229,904,226            4.1%
                                                  ------------           -----
 Total Consumer Staples................            546,048,341            9.6%
                                                  ------------           -----
 Energy -- (8.7%)
     Chevron Corp......................   599,583   71,919,981            1.3%
     ConocoPhillips....................   388,233   28,011,011            0.5%
     Exxon Mobil Corp.................. 1,346,567  130,226,495            2.3%
     Schlumberger, Ltd.................   409,347   40,386,175            0.7%
     Other Securities..................            249,849,733            4.4%
                                                  ------------           -----
 Total Energy..........................            520,393,395            9.2%
                                                  ------------           -----
 Financials -- (13.3%)
     American Express Co...............   284,188   25,562,711            0.5%
     Bank of America Corp.............. 3,320,301   56,976,365            1.0%
 *   Berkshire Hathaway, Inc. Class B..   575,615   80,678,198            1.4%
     Citigroup, Inc....................   957,275   51,242,931            0.9%
     JPMorgan Chase & Co............... 1,187,616   71,827,016            1.3%
     Wells Fargo & Co.................. 1,499,982   79,634,044            1.4%
     Other Securities..................            433,133,681            7.6%
                                                  ------------           -----
 Total Financials......................            799,054,946           14.1%
                                                  ------------           -----
 Health Care -- (13.5%)
     AbbVie, Inc.......................   502,575   31,893,410            0.6%
     Amgen, Inc........................   239,844   38,897,900            0.7%
     Bristol-Myers Squibb Co...........   523,480   30,461,301            0.5%
 *   Celgene Corp......................   252,443   27,034,121            0.5%
 *   Gilead Sciences, Inc..............   477,306   53,458,272            0.9%
     Johnson & Johnson.................   890,499   95,977,982            1.7%
     Merck & Co., Inc..................   910,816   52,772,679            0.9%
     Pfizer, Inc....................... 2,002,113   59,963,284            1.1%
     UnitedHealth Group, Inc...........   306,788   29,147,928            0.5%
     Other Securities..................            389,334,935            6.9%
                                                  ------------           -----
 Total Health Care.....................            808,941,812           14.3%
                                                  ------------           -----
 Industrials -- (9.8%)
     3M Co.............................   204,595   31,460,573            0.5%
     Boeing Co. (The)..................   211,605   26,431,581            0.5%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Industrials -- (Continued)
      General Electric Co................................  3,168,182 $   81,770,777            1.4%
      Union Pacific Corp.................................    283,361     32,997,388            0.6%
      United Technologies Corp...........................    268,630     28,743,410            0.5%
      Other Securities...................................               387,881,602            6.9%
                                                                     --------------          ------
Total Industrials........................................               589,285,331           10.4%
                                                                     --------------          ------
Information Technology -- (18.4%)
      Apple, Inc.........................................  1,890,655    204,190,740            3.6%
      Cisco Systems, Inc.................................  1,610,062     39,398,217            0.7%
*     Facebook, Inc. Class A.............................    657,792     49,327,822            0.9%
*     Google, Inc. Class A...............................     89,703     50,939,643            0.9%
*     Google, Inc. Class C...............................     89,695     50,146,681            0.9%
      Intel Corp.........................................  1,563,267     53,166,711            0.9%
      International Business Machines Corp...............    292,938     48,159,007            0.8%
      MasterCard, Inc. Class A...........................    310,783     26,028,076            0.5%
      Microsoft Corp.....................................  2,601,713    122,150,425            2.1%
      Oracle Corp........................................  1,026,833     40,097,829            0.7%
      QUALCOMM, Inc......................................    529,201     41,547,571            0.7%
      Visa, Inc. Class A.................................    155,436     37,526,913            0.7%
      Other Securities...................................               344,214,576            6.1%
                                                                     --------------          ------
Total Information Technology.............................             1,106,894,211           19.5%
                                                                     --------------          ------
Materials -- (3.1%)
      Other Securities...................................               185,987,511            3.3%
                                                                     --------------          ------

Real Estate Investment Trusts -- (2.2%)
      Other Securities...................................               130,277,329            2.3%
                                                                     --------------          ------

Telecommunication Services -- (2.2%)
      AT&T, Inc..........................................  1,637,467     57,049,350            1.0%
      Verizon Communications, Inc........................  1,308,847     65,769,562            1.2%
      Other Securities...................................                11,531,497            0.2%
                                                                     --------------          ------
Total Telecommunication Services.........................               134,350,409            2.4%
                                                                     --------------          ------
Utilities -- (3.0%)
      Other Securities...................................               178,957,404            3.2%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             5,660,412,872           99.9%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional Liquid Reserves, 0.077%. 54,720,884     54,720,884            1.0%
                                                                     --------------          ------
SECURITIES LENDING COLLATERAL -- (4.8%)
(S)@  DFA Short Term Investment Fund..................... 24,630,465    284,974,480            5.0%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,041,361,577)................................              $6,000,108,236          105.9%
                                                                     ==============          ======

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  660,222,183           --   --    $  660,222,183
  Consumer Staples..............    546,048,341           --   --       546,048,341
  Energy........................    520,393,395           --   --       520,393,395
  Financials....................    799,054,946           --   --       799,054,946
  Health Care...................    808,941,812           --   --       808,941,812
  Industrials...................    589,285,331           --   --       589,285,331
  Information Technology........  1,106,894,211           --   --     1,106,894,211
  Materials.....................    185,987,511           --   --       185,987,511
  Real Estate Investment Trusts.    130,277,329           --   --       130,277,329
  Telecommunication Services....    134,350,409           --   --       134,350,409
  Utilities.....................    178,957,404           --   --       178,957,404
  Temporary Cash Investments....     54,720,884           --   --        54,720,884
Securities Lending Collateral...             -- $284,974,480   --       284,974,480
Futures Contracts**.............      2,610,591           --   --         2,610,591
                                 -------------- ------------   --    --------------
TOTAL........................... $5,717,744,347 $284,974,480   --    $6,002,718,827
                                 ============== ============   ==    ==============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2014
          (Amounts in thousands, except share and per share amounts)

                                                                                            DFA        U.S. Large
                                                                                       International    Company
                                                                                      Value Portfolio  Portfolio*
                                                                                      --------------- ------------
ASSETS:
Investments in Affiliated Investment Company at Value................................ $    6,992,011            --
Investments at Value (including $0 and $300,787 of securities on loan, respectively).             --  $  5,660,413
Temporary Cash Investments at Value & Cost...........................................             --        54,721
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.............             --       284,974
Segregated Cash for Futures Contracts................................................             --         2,755
Receivables:
  Investment Securities Sold.........................................................             --         1,007
  Dividends, Interest and Tax Reclaims...............................................             --         5,627
  Securities Lending Income..........................................................             --            37
  Fund Shares Sold...................................................................         15,682         1,680
  Futures Margin Variation...........................................................             --           684
Prepaid Expenses and Other Assets....................................................             51            54
                                                                                      --------------  ------------
     Total Assets....................................................................      7,007,744     6,011,952
                                                                                      --------------  ------------
LIABILITIES:
Payables:
  Due to Custodian...................................................................             --            51
  Upon Return of Securities Loaned...................................................             --       284,974
  Fund Shares Redeemed...............................................................          3,786        57,712
  Due to Advisor.....................................................................          1,151           351
Accrued Expenses and Other Liabilities...............................................            393           490
                                                                                      --------------  ------------
     Total Liabilities...............................................................          5,330       343,578
                                                                                      --------------  ------------
NET ASSETS........................................................................... $    7,002,414  $  5,668,374
                                                                                      ==============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $11,200 and $0 and shares outstanding of
 605,992 and 0, respectively......................................................... $        18.48  $        N/A
                                                                                      ==============  ============
NUMBER OF SHARES AUTHORIZED..........................................................    100,000,000           N/A
                                                                                      ==============  ============
Institutional Class Shares -- based on net assets of $6,991,214 and $5,668,374 and
 shares outstanding of 378,416,143 and 355,660,908, respectively..................... $        18.47  $      15.94
                                                                                      ==============  ============
NUMBER OF SHARES AUTHORIZED..........................................................  1,500,000,000   900,000,000
                                                                                      ==============  ============
Investments in Affiliated Investment Companies at Cost............................... $    6,241,549  $         --
                                                                                      ==============  ============
Investments at Cost.................................................................. $           --  $  2,701,666
                                                                                      ==============  ============
NET ASSETS CONSIST OF:
Paid-In Capital...................................................................... $    6,717,735  $  2,993,680
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income).............................................................................         22,455        10,292
Accumulated Net Realized Gain (Loss).................................................       (487,555)     (296,956)
Net Unrealized Foreign Exchange Gain (Loss)..........................................           (683)           --
Net Unrealized Appreciation (Depreciation)...........................................        750,462     2,961,358
                                                                                      --------------  ------------
NET ASSETS........................................................................... $    7,002,414  $  5,668,374
                                                                                      ==============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2014
                            (Amounts in thousands)

                                                                                                  DFA
                                                                                             International U.S. Large
                                                                                                 Value      Company
                                                                                              Portfolio*   Portfolio
                                                                                             ------------- ----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Companies:
  Dividends (Net of Foreign Taxes Withheld of $18,357 and $0, respectively).................   $ 320,822          --
  Interest..................................................................................           1          --
  Income from Securities Lending............................................................       8,005          --
  Expenses Allocated from Affiliated Investment Company.....................................     (15,209)         --
                                                                                               ---------    --------
     Total Net Investment Income Received from Affiliated Investment Companies..............     313,619          --
                                                                                               ---------    --------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0 and $15, respectively).....................          --    $107,293
  Interest..................................................................................          --          21
  Income from Securities Lending............................................................          --         302
                                                                                               ---------    --------
     Total Investment Income................................................................          --     107,616
                                                                                               ---------    --------
Expenses
  Investment Advisory Services Fees.........................................................          --       1,326
  Administrative Services Fees..............................................................      13,943       1,857
  Accounting & Transfer Agent Fees..........................................................          68         302
  S&P 500(R) Fees...........................................................................          --         104
  Shareholder Servicing Fees -- Class R2 Shares.............................................          23          --
  Custodian Fees............................................................................          --          67
  Filing Fees...............................................................................         215          89
  Shareholders' Reports.....................................................................         195          79
  Directors'/Trustees' Fees & Expenses......................................................          49          38
  Professional Fees.........................................................................          52         258
  Other.....................................................................................          40          44
                                                                                               ---------    --------
     Total Expenses.........................................................................      14,585       4,164
                                                                                               ---------    --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor
   (Note C).................................................................................          --          80
                                                                                               ---------    --------
  Net Expenses..............................................................................      14,585       4,244
                                                                                               ---------    --------
  Net Investment Income (Loss)..............................................................     299,034     103,372
                                                                                               ---------    --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**............................................................     130,787      90,274
    Futures.................................................................................          --      12,101
    Foreign Currency Transactions...........................................................      (1,306)         --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............................................    (506,381)    634,795
    Futures.................................................................................         (25)        345
    Translation of Foreign Currency Denominated Amounts.....................................      (1,031)         --
                                                                                               ---------    --------
  Net Realized and Unrealized Gain (Loss)...................................................    (377,956)    737,515
                                                                                               ---------    --------
Net Increase (Decrease) in Net Assets Resulting from Operations.............................   $ (78,922)   $840,887
                                                                                               =========    ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                  DFA International Value    U.S. Large Company
                                                                         Portfolio                Portfolio
                                                                 ------------------------  ----------------------
                                                                     Year         Year        Year        Year
                                                                    Ended        Ended       Ended       Ended
                                                                   Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                                     2014         2013        2014        2013
                                                                 -----------  -----------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................................. $   299,034  $   177,660  $  103,372  $   95,270
  Capital Gain Distributions Received from Investment
   Securities...................................................          --           --          --         409
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.................................     130,787      296,792      90,274     180,412
    Futures.....................................................          --       (1,213)     12,101       8,021
    Foreign Currency Transactions...............................      (1,306)      (1,636)         --          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................    (506,381)     993,902     634,795     780,086
    Futures.....................................................         (25)          27         345       2,321
    Translation of Foreign Currency Denominated Amounts.........      (1,031)         396          --          --
                                                                 -----------  -----------  ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations................................................     (78,922)   1,465,928     840,887   1,066,519
                                                                 -----------  -----------  ----------  ----------
Distributions From:
  Net Investment Income:
    Class R2 Shares.............................................        (347)        (218)         --          --
    Institutional Class Shares..................................    (295,058)    (189,040)   (102,736)    (94,840)
                                                                 -----------  -----------  ----------  ----------
     Total Distributions........................................    (295,405)    (189,258)   (102,736)    (94,840)
                                                                 -----------  -----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued.................................................   1,652,421    1,466,636     787,937     774,924
  Shares Issued in Lieu of Cash Distributions...................     286,790      178,512      89,598      82,335
  Shares Redeemed...............................................  (1,090,342)  (1,881,241)   (864,648)   (948,938)
                                                                 -----------  -----------  ----------  ----------
     Net Increase (Decrease) from Capital Share Transactions....     848,869     (236,093)     12,887     (91,679)
                                                                 -----------  -----------  ----------  ----------
     Total Increase (Decrease) in Net Assets....................     474,542    1,040,577     751,038     880,000
Net Assets
  Beginning of Year.............................................   6,527,872    5,487,295   4,917,336   4,037,336
                                                                 -----------  -----------  ----------  ----------
  End of Year................................................... $ 7,002,414  $ 6,527,872  $5,668,374  $4,917,336
                                                                 ===========  ===========  ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued.................................................      84,840       83,922      52,855      62,326
  Shares Issued in Lieu of Cash Distributions...................      14,488       10,436       6,016       6,727
  Shares Redeemed...............................................     (55,963)    (107,838)    (57,748)    (76,529)
                                                                 -----------  -----------  ----------  ----------
     Net Increase (Decrease) from Shares Issued and
      Redeemed..................................................      43,365      (13,480)      1,123      (7,476)
                                                                 ===========  ===========  ==========  ==========
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)...................................... $    22,455  $    14,422  $   10,292  $   12,679

----------
* Net of foreign capital gain taxes withheld of $0, $2, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                              DFA International Value Portfolio-Class R2 Shares+
                                                              ---------------------------------------------
                                                                Year          Year     Year     Year      Year
                                                               Ended         Ended    Ended    Ended     Ended
                                                              Oct. 31,      Oct. 31, Oct. 31, Oct. 31,  Oct. 31,
                                                                2014          2013     2012     2011      2010
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $ 19.46        $15.72   $15.83   $17.82    $17.13
                                                              -------        ------   ------   ------    ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................    0.74          0.49     0.51     0.53      0.37
  Net Gains (Losses) on Securities (Realized and Unrealized).   (0.93)         3.77    (0.13)   (2.00)     1.29
                                                              -------        ------   ------   ------    ------
   Total from Investment Operations..........................   (0.19)         4.26     0.38    (1.47)     1.66
-----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................   (0.79)        (0.52)   (0.49)   (0.52)    (0.97)
                                                              -------        ------   ------   ------    ------
   Total Distributions.......................................   (0.79)        (0.52)   (0.49)   (0.52)    (0.97)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $ 18.48        $19.46   $15.72   $15.83    $17.82
============================================================= ========      ======== ======== ========  ========
Total Return.................................................   (1.21)%       27.61%    2.70%   (8.53)%   10.60%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $11,200        $5,517   $6,407   $6,102    $4,952
Ratio of Expenses to Average Net Assets (B)..................    0.68%         0.69%    0.71%    0.71%     0.72%
Ratio of Net Investment Income to Average Net Assets.........    3.79%         2.84%    3.33%    2.97%     2.11%
-----------------------------------------------------------------------------------------------------------------

                                                              DFA International Value Portfolio-Institutional Class Shares
                                                              ------------------------------------------------------------
                                                                  Year        Year        Year         Year        Year
                                                                 Ended       Ended       Ended        Ended       Ended
                                                                Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                                  2014        2013        2012         2011        2010
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    19.45   $    15.72  $    15.83  $    17.81   $    16.46
                                                              ----------   ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.84         0.52        0.54        0.58         0.39
  Net Gains (Losses) on Securities (Realized and Unrealized).      (0.98)        3.78       (0.12)      (1.99)        1.34
                                                              ----------   ----------  ----------  ----------   ----------
   Total from Investment Operations..........................      (0.14)        4.30        0.42       (1.41)        1.73
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.84)       (0.57)      (0.53)      (0.57)       (0.38)
                                                              ----------   ----------  ----------  ----------   ----------
   Total Distributions.......................................      (0.84)       (0.57)      (0.53)      (0.57)       (0.38)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    18.47   $    19.45  $    15.72  $    15.83   $    17.81
============================================================= ==========   ==========  ==========  ==========   ==========
Total Return.................................................      (0.97)%      27.90%       2.98%      (8.26)%      10.94%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $6,991,214   $6,522,355  $5,480,888  $5,287,323   $5,157,857
Ratio of Expenses to Average Net Assets (B)..................       0.43%        0.43%       0.45%       0.45%        0.45%
Ratio of Net Investment Income to Average Net Assets.........       4.29%        3.00%       3.54%       3.26%        2.34%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
+ All per share amounts and net assets values prior to November 19, 2010 have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                             U.S. Large Company Portfolio
                                                             ----------------------------------------------------------
                                                                Year        Year        Year        Year         Year
                                                               Ended       Ended       Ended       Ended        Ended
                                                              Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                                                2014        2013        2012        2011         2010
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $    13.87  $    11.15  $     9.90  $     9.34  $     8.16
                                                             ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.29        0.27        0.22        0.19        0.18
 Net Gains (Losses) on Securities (Realized and Unrealized).       2.07        2.71        1.25        0.56        1.15
                                                             ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations.........................       2.36        2.98        1.47        0.75        1.33
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.29)      (0.26)      (0.22)      (0.19)      (0.15)
                                                             ----------  ----------  ----------  ----------  ----------
   Total Distributions......................................      (0.29)      (0.26)      (0.22)      (0.19)      (0.15)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $    15.94  $    13.87  $    11.15  $     9.90  $     9.34
===========================================================  ==========  ==========  ==========  ==========  ==========
Total Return................................................      17.17%      27.10%      15.02%       8.09%      16.47%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $5,668,374  $4,917,336  $4,037,336  $3,762,013  $3,712,973
Ratio of Expenses to Average Net Assets.....................       0.08%       0.09%       0.10%       0.10%       0.10%**
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).................................       0.08%       0.10%       0.10%       0.10%       0.11%**
Ratio of Net Investment Income to Average Net Assets........       1.95%       2.13%       2.10%       1.95%       1.99%
Portfolio Turnover Rate.....................................          3%          3%          4%          4%          1%*
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
* For the period September 10, 2010 through October 31, 2010. Effective September 10, 2010, the Portfolio directly invests in securities rather than through The U.S. Large Company Series.
**Represents the combined ratios for the portfolio and, for the period
  November 1, 2009 through September 9, 2010, its respective pro-rata share of The U.S. Large Company Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   Dimensional Investment Group, Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, two of which, DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports.

   DFA International Value Portfolio (the "Feeder Fund") primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At October 31, 2014, the Feeder Fund owned 75% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

   On March 1, 2010, the Board of Directors of DFA Investment Dimensions Group Inc. and the Fund approved an Agreement and Plan of Reorganization (the "Plan") which provided that (i) U.S. Large Company Institutional Index Portfolio (the "Acquiring Fund"), a portfolio of the Fund would acquire substantially all of the assets of U.S. Large Company Portfolio (the "Target Fund"), a portfolio of DFA Investment Dimensions Group Inc. in exchange solely for shares of capital stock of the Acquiring Fund; (ii) the shares of the Acquiring Fund would be distributed to the shareholders of the Target Fund according to their respective interests in the Target Fund; and (iii) the Target Fund would be liquidated and dissolved (the "Reorganization"). In conjunction with completing the Reorganization, the Acquiring Fund would change its name to "U.S. Large Company Portfolio." The Reorganization took place on May 7, 2010 and the Acquiring Fund changed its name to U.S. Large Company Portfolio effective
May 8, 2010.

   The purpose of the transaction was to lower fees for the shareholders of the Target Fund and create operating efficiencies from economies of scale.

   The Reorganization was accomplished by a tax-free exchange of the following shares on May 7, 2010:

                                                                                          Value
Target Fund                     Shares           Acquiring Fund             Shares    (in thousands)
-----------                   ---------- -------------------------------- ----------- --------------
                                         U.S. Large Company
U.S. Large Company Portfolio. 83,482,168   Institutional Index Portfolio  311,973,980   $2,731,987

   The net assets, including net unrealized appreciation (depreciation) of the Target Fund, immediately before the acquisition were as follows (in thousands):

                                         Unrealized Appreciation
Target Fund                   Net Assets     (Depreciation)               Acquiring Fund          Net Assets
-----------                   ---------- -----------------------  ------------------------------- ----------
                                                                  U.S. Large Company
U.S. Large Company Portfolio. $2,731,987        $315,984            Institutional Index Portfolio  $870,696

   Prior to September 10, 2010, U.S. Large Company Portfolio invested substantially all of its assets in shares of The U.S. Large Company Series. At the close of business on September 9, 2010, U.S. Large Company Portfolio received its pro-rata share of cash and securities from The U.S. Large Company Series in a complete liquidation of its interest in the Series. Effective September 10, 2010, U.S. Large Company Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. This valuation is classified as Level 1 in the hierarchy.

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities at the mean of the most recent quoted bid and ask prices which approximates fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2014, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Portfolios, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services. The Advisor provides investment advisory services to the U.S. Large Company Portfolio and the Series. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Fund. For the year ended October 31, 2014, the Portfolios' administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                   DFA International Value Portfolio.  0.20%
                   U.S. Large Company Portfolio*..... 0.035%

   For the year ended October 31, 2014, the U.S. Large Company Portfolio's investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

                     U.S. Large Company Portfolio*. 0.025%

* Prior to February 28, 2014, the Portfolio was provided administrative services under an administrative agreement. Effective February 28, 2014, the administrative agreement and investment advisory agreement for the Portfolio was combined into an investment management agreement that provides for an investment management fee, equal to the Portfolio's previous investment advisory services fee and administrative services fee, payable to the Advisor for both investment advisory services and administrative services.

   Further, on December 13, 2013, the Board of the Fund voted to approve the combination of the Investment Advisory Agreement and the Administration Agreement (together, the "Previous Agreements") into a bundled Investment Management Agreement for the U.S. Large Company Portfolio. The Investment Management Agreement became effective on February 28, 2014. The nature and level of services to the Portfolio under the Investment Management Agreement are the same as under the Previous Agreements. As of February 28, 2014, the Portfolio pays the Advisor an investment management fee that is equal to the sum of the previous investment advisory and administration fees that were paid by the Portfolio to the Advisor under the Previous Agreements.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2015, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2014, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                          Previously
                                                           Recovery      Waived Fees/
                                                         of Previously     Expenses
                                                         Waived Fees/       Assumed
                                            Expense        Expenses    Subject to Future
                                       Limitation Amount    Assumed        Recovery
                                       ----------------- ------------- -----------------
Institutional Class Shares
U.S. Large Company Portfolio (1)......       0.08%           $552            $397
Class R2 Shares
DFA International Value Portfolio (2).       0.79%             --              --

   (1) Effective August 1, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") of the Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio's average net assets (the "Expense Limitation Amount"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   Prior to August 1, 2013, the Advisor contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") of the Portfolio so that such Portfolio Expenses did not exceed 0.10% of the Portfolio's average net assets on an annualized basis (the "Previous Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio were less than the Previous Expense Limitation Amount, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery did not cause the Portfolio's annualized Portfolio Expenses to exceed the Previous Expense Limitation Amount.

   (2) The Advisor has contractually agreed to assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees and excluding any applicable 12b-1 fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized expenses of the Class R2 shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2014, the total related amounts paid by the Fund to the CCO were $30 (in thousands). The total related amounts paid by each Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2014, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    DFA International Value Portfolio. $207
                    U.S. Large Company Portfolio......  260

E. Purchases and Sales of Securities:

For the year ended October 31, 2014, U.S. Large Company Portfolio made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                              Purchases  Sales
                                              --------- --------
                U.S. Large Company Portfolio. $245,329  $139,778

There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2014, primarily attributable to net foreign currency gains/losses, foreign capital gains tax reclass and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                      Increase       Increase
                                                     (Decrease)     (Decrease)
                                      Increase     Undistributed   Accumulated
                                     (Decrease)    Net Investment  Net Realized
                                   Paid-In Capital     Income     Gains (Losses)
                                   --------------- -------------- --------------
DFA International Value Portfolio.         --         $ 4,404        $(4,404)
U.S. Large Company Portfolio......     $3,023          (3,023)            --

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2013 and October 31, 2014 were as follows (amounts in thousands):

                                       Net Investment
                                         Income and
                                         Short-Term     Long-Term
                                       Capital Gains  Capital Gains  Total
                                       -------------- ------------- --------
    DFA International Value Portfolio
    2013..............................    $189,258         --       $189,258
    2014..............................     295,405         --        295,405
    U.S. Large Company Portfolio
    2013..............................      94,840         --         94,840
    2014..............................     102,736         --        102,736

   At October 31, 2014, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                     Net Investment
                                       Income and
                                       Short-Term     Long-Term
                                     Capital Gains  Capital Gains Total
                                     -------------- ------------- ------
       U.S. Large Company Portfolio.     $3,023          --       $3,023

   At October 31, 2014, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   Undistributed                                              Total Net
                                   Net Investment                                           Distributable
                                     Income and   Undistributed   Capital      Unrealized     Earnings
                                     Short-Term     Long-Term       Loss      Appreciation  (Accumulated
                                   Capital Gains  Capital Gains Carryforward (Depreciation)    Losses)
                                   -------------- ------------- ------------ -------------- -------------
DFA International Value Portfolio.    $31,792          --        $(485,409)    $  738,630    $  285,013
U.S. Large Company Portfolio......     10,550          --         (109,001)     2,773,405     2,674,954

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2014, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                          Expires on October 31,
                                         ------------------------
                                           2016    2017    2018    Total
                                         -------- ------- ------- --------
      DFA International Value Portfolio. $485,409      --      -- $485,409
      U.S. Large Company Portfolio......       -- $65,329 $43,672  109,001

   During the year ended October 31, 2014, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                  DFA International Value Portfolio. $126,405
                  U.S. Large Company Portfolio......   76,220

   At October 31, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                             Net
                                                                          Unrealized
                                    Federal    Unrealized   Unrealized   Appreciation
                                    Tax Cost  Appreciation Depreciation (Depreciation)
                                   ---------- ------------ ------------ --------------
DFA International Value Portfolio. $6,252,699  $  739,995    $   (683)    $  739,312
U.S. Large Company Portfolio......  3,226,704   2,837,721     (64,317)     2,773,404

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                            Year Ended             Year Ended
                                                           Oct. 31, 2014         Oct. 31, 2013
                                                       --------------------  ---------------------
                                                          Amount     Shares     Amount     Shares
                                                       -----------  -------  -----------  --------
DFA International Value Portfolio
Class R2 Shares
 Shares Issued........................................ $    11,741      598  $     1,969       112
 Shares Issued in Lieu of Cash Distributions..........         347       17          218        13
 Shares Redeemed......................................      (5,810)    (293)      (4,454)     (249)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $     6,278      322  $    (2,267)     (124)
                                                       ===========  =======  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $ 1,640,680   84,242  $ 1,464,667    83,810
 Shares Issued in Lieu of Cash Distributions..........     286,443   14,471      178,294    10,423
 Shares Redeemed......................................  (1,084,532) (55,670)  (1,876,787) (107,589)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $   842,591   43,043  $  (233,826)  (13,356)
                                                       ===========  =======  ===========  ========

   On October 29, 2010, the Board of Directors/Trustees adopted a Plan of Recapitalization of the Feeder Fund's Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R2 Shares received one share for every 2.631 shares held. The purpose of the reverse split was to reduce the number of Class R2 Shares, thereby increasing the net asset value of each Class R2 Share outstanding in order to more closely align the net asset value with the net asset value of the Feeder Fund's Institutional Class Shares. The per share data in the financial highlights, for the year ended October 31, 2010 has been adjusted retroactively to reflect the reverse stock splits for the respective Class R2 Shares.

H. Financial Instruments:

   In accordance with U.S. Large Company Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   1. Futures Contracts: The Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolios to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2014, the U.S. Large Company Portfolio had outstanding futures contracts (dollar amounts in thousands):

                                            Expiration Number of  Contract Unrealized     Cash
                         Description           Date    Contracts*  Value   Gain (Loss) Collateral
                    ----------------------- ---------- ---------- -------- ----------- ----------
U.S. Large Company
  Portfolio........ S&P 500(R) Emini Index   12/19/14     611     $61,448    $2,611      $2,755

* During the year ended October 31, 2014, U.S. Large Company Portfolio's average notional contract amount of outstanding futures contracts was $51,511 (in thousands).

   The following is a summary of the location of derivatives on the U.S. Large Company Portfolio's Statement of Assets and Liabilities as of October 31, 2014:

                               Location on the Statements of Assets and
                                             Liabilities
                          ------------------------------------------------------
Derivative Type                Asset Derivatives         Liability Derivatives
---------------           ----------------------------- ------------------------
Equity contracts
                            Receivables: Futures Margin
                            Variation

   The following is a summary of the U.S. Large Company Portfolio's derivative instrument holdings categorized by primary risk exposure as of October 31, 2014 (amounts in thousands):

                                         Asset Derivatives Value
                                -----------------------------------------
                                  Total Value
                                       at
                                October 31, 2014     Equity Contracts
                                ---------------- ------------------------
      U.S. Large Company             $2,611              $2,611*
        Portfolio

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reporting within the Statements of Assets and Liabilities.

   The following is a summary of the location of realized and change in unrealized gains and losses on the U.S. Large Company Portfolio's Statement of Operations for the Portfolio's derivative instrument holdings for the year ended October 31, 2014:

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts     Net Realized Gain (Loss) on: Futures
                      Change in Unrealized Appreciation (Depreciation) of:
                        Futures

   The following is a summary of the realized and change in unrealized gains and losses from the U.S. Large Company Portfolio's direct investment in derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2014 (amounts in thousands):

                                              Realized Gain (Loss)
                                               on Derivatives
                                              Recognized in Income
                                              --------------------
                                                         Equity
                                               Total    Contracts
                                               -------  ---------
                U.S. Large Company Portfolio. $12,101    $12,101


                                               Change in Unrealized
                                               Appreciation (Depreciation) on
                                               Derivatives Recognized in Income
                                               --------------------------------
                                                               Equity
                                               Total          Contracts
                                               -----          ---------
                 U.S. Large Company Portfolio. $345             $345

I. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 2, 2015.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

   There were no borrowings by the Portfolios under the lines of credit during the year ended October 31, 2014.

J. Securities Lending:

   As of October 31, 2014, U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. In addition, U.S. Large Company Portfolio received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $18,397 (in thousands). The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Shareholder Servicing Fees:

   The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio's Class R2 Shares.

L. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. Other:

   At October 31, 2014, the following number of shareholders held the following approximate percentages of the stated portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                            Approximate
                                                                             Percentage
                                                               Number of   of Outstanding
                                                              Shareholders     Shares
                                                              ------------ --------------
DFA International Value Portfolio-Class R2 Shares............      2             92%
DFA International Value Portfolio-Institutional Class Shares.      3             67%
U.S. Large Company Portfolio.................................      4             78%

N. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments/summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA International Value Portfolio and U.S. Large Company Portfolio (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") at October 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodian, brokers, and the transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 19, 2014

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000 VALUE INDEX
October 31, 2004-October 31, 2014

                                    [CHART]

                 U.S. Large Cap Value      Russell 1000 Value
                        Series                  Index
                 --------------------      ------------------
10/31/2004             $10,000                 $10,000
11/30/2004              10,655                  10,506
12/31/2004              11,082                  10,858
 1/31/2005              10,805                  10,665
 2/28/2005              11,134                  11,018
 3/31/2005              11,104                  10,867
 4/30/2005              10,728                  10,672
 5/31/2005              11,185                  10,929
 6/30/2005              11,415                  11,049
 7/31/2005              11,984                  11,368
 8/31/2005              11,886                  11,319
 9/30/2005              12,069                  11,478
10/31/2005              11,748                  11,186
11/30/2005              12,218                  11,552
12/31/2005              12,234                  11,621
 1/31/2006              12,817                  12,072
 2/28/2006              12,775                  12,146
 3/31/2006              13,002                  12,311
 4/30/2006              13,367                  12,624
 5/31/2006              13,123                  12,305
 6/30/2006              13,235                  12,383
 7/31/2006              13,046                  12,684
 8/31/2006              13,260                  12,897
 9/30/2006              13,627                  13,154
10/31/2006              14,167                  13,584
11/30/2006              14,436                  13,894
12/31/2006              14,726                  14,206
 1/31/2007              15,156                  14,388
 2/28/2007              14,928                  14,164
 3/31/2007              15,032                  14,383
 4/30/2007              15,671                  14,914
 5/31/2007              16,317                  15,452
 6/30/2007              16,055                  15,091
 7/31/2007              15,060                  14,393
 8/31/2007              14,772                  14,554
 9/30/2007              15,157                  15,054
10/31/2007              15,242                  15,056
11/30/2007              14,391                  14,320
12/31/2007              14,343                  14,182
 1/31/2008              13,795                  13,614
 2/29/2008              13,372                  13,043
 3/31/2008              13,247                  12,945
 4/30/2008              14,082                  13,577
 5/31/2008              14,420                  13,555
 6/30/2008              12,839                  12,257
 7/31/2008              12,700                  12,213
 8/31/2008              12,946                  12,421
 9/30/2008              11,783                  11,508
10/31/2008               9,134                   9,516
11/30/2008               8,238                   8,834
12/31/2008               8,506                   8,956
 1/31/2009               7,496                   7,926
 2/28/2009               6,446                   6,867
 3/31/2009               7,083                   7,455
 4/30/2009               8,228                   8,254
 5/31/2009               8,858                   8,764
 6/30/2009               8,750                   8,699
 7/31/2009               9,584                   9,411
 8/31/2009              10,234                   9,904
 9/30/2009              10,682                  10,286
10/31/2009              10,221                   9,971
11/30/2009              10,797                  10,533
12/31/2009              11,095                  10,720
 1/31/2010              10,838                  10,418
 2/28/2010              11,305                  10,747
 3/31/2010              12,186                  11,447
 4/30/2010              12,573                  11,743
 5/31/2010              11,495                  10,778
 6/30/2010              10,627                  10,171
 7/31/2010              11,461                  10,860
 8/31/2010              10,770                  10,395
 9/30/2010              11,820                  11,201
10/31/2010              12,261                  11,538
11/30/2010              12,166                  11,476
12/31/2010              13,352                  12,382
 1/31/2011              13,779                  12,662
 2/28/2011              14,525                  13,129
 3/31/2011              14,592                  13,181
 4/30/2011              14,965                  13,532
 5/31/2011              14,748                  13,389
 6/30/2011              14,491                  13,115
 7/31/2011              13,827                  12,680
 8/31/2011              12,661                  11,888
 9/30/2011              11,380                  10,990
10/31/2011              12,959                  12,248
11/30/2011              12,851                  12,185
12/31/2011              12,952                  12,430
 1/31/2012              13,596                  12,901
 2/29/2012              14,382                  13,415
 3/31/2012              14,647                  13,813
 4/30/2012              14,348                  13,672
 5/31/2012              13,332                  12,870
 6/30/2012              14,050                  13,509
 7/31/2012              14,186                  13,649
 8/31/2012              14,748                  13,945
 9/30/2012              15,291                  14,388
10/31/2012              15,331                  14,317
11/30/2012              15,365                  14,311
12/31/2012              15,833                  14,607
 1/31/2013              16,937                  15,556
 2/28/2013              17,154                  15,779
 3/31/2013              17,974                  16,405
 4/30/2013              18,164                  16,653
 5/31/2013              18,910                  17,080
 6/30/2013              18,700                  16,929
 7/31/2013              19,818                  17,844
 8/31/2013              19,235                  17,167
 9/30/2013              19,798                  17,597
10/31/2013              20,801                  18,367
11/30/2013              21,675                  18,880
12/31/2013              22,251                  19,358
 1/31/2014              21,370                  18,670
 2/28/2014              22,095                  19,478
 3/31/2014              22,617                  19,943
 4/30/2014              22,766                  20,132
 5/31/2014              23,268                  20,427
 6/30/2014              23,898                  20,961
 7/31/2014              23,729                  20,603
 8/31/2014              24,481                  21,361
 9/30/2014              23,878                  20,920            Past performance is not predictive of
10/31/2014              24,061                  21,390            future performance.
                                                                  The returns shown do not reflect the
                                                                  deduction of taxes that a shareholder
                                                                  would pay on fund distributions or the
        Average Annual       One       Five        Ten            redemption of fund shares.
        Total Return         Year      Years      Years           Russell data copyright (C) Russell
        ----------------------------------------------------      Investment Group 1995-2014, all rights
                            15.67%     18.68%     9.18%           reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                                [CHART]

                          DFA International          MSCI World ex
                             Value Series        USA Index (net div.)
                          -----------------     ---------------------
10/31/2004                     $10,000                 $10,000
11/30/2004                      10,743                  10,665
12/31/2004                      11,278                  11,116
 1/31/2005                      11,166                  10,897
 2/28/2005                      11,608                  11,382
 3/31/2005                      11,322                  11,123
 4/30/2005                      10,978                  10,840
 5/31/2005                      10,992                  10,859
 6/30/2005                      11,168                  11,037
 7/31/2005                      11,666                  11,393
 8/31/2005                      12,050                  11,708
 9/30/2005                      12,389                  12,242
10/31/2005                      12,203                  11,847
11/30/2005                      12,420                  12,160
12/31/2005                      13,029                  12,724
 1/31/2006                      13,919                  13,529
 2/28/2006                      14,052                  13,483
 3/31/2006                      14,645                  13,911
 4/30/2006                      15,387                  14,576
 5/31/2006                      14,764                  14,022
 6/30/2006                      14,671                  14,004
 7/31/2006                      14,897                  14,136
 8/31/2006                      15,409                  14,537
 9/30/2006                      15,622                  14,526
10/31/2006                      16,316                  15,100
11/30/2006                      16,858                  15,549
12/31/2006                      17,516                  15,995
 1/31/2007                      17,846                  16,093
 2/28/2007                      17,830                  16,222
 3/31/2007                      18,407                  16,637
 4/30/2007                      19,336                  17,394
 5/31/2007                      19,997                  17,781
 6/30/2007                      19,851                  17,798
 7/31/2007                      19,299                  17,552
 8/31/2007                      19,083                  17,298
 9/30/2007                      20,079                  18,281
10/31/2007                      21,053                  19,076
11/30/2007                      19,778                  18,330
12/31/2007                      19,352                  17,985
 1/31/2008                      17,784                  16,364
 2/29/2008                      17,558                  16,660
 3/31/2008                      17,768                  16,422
 4/30/2008                      18,562                  17,335
 5/31/2008                      18,570                  17,598
 6/30/2008                      16,734                  16,230
 7/31/2008                      16,260                  15,652
 8/31/2008                      15,581                  15,047
 9/30/2008                      13,761                  12,874
10/31/2008                      10,310                  10,196
11/30/2008                       9,678                   9,643
12/31/2008                      10,410                  10,152
 1/31/2009                       8,973                   9,204
 2/28/2009                       7,871                   8,273
 3/31/2009                       8,729                   8,818
 4/30/2009                      10,337                   9,955
 5/31/2009                      11,874                  11,214
 6/30/2009                      11,693                  11,098
 7/31/2009                      13,084                  12,140
 8/31/2009                      13,834                  12,722
 9/30/2009                      14,539                  13,247
10/31/2009                      13,961                  13,034
11/30/2009                      14,377                  13,356
12/31/2009                      14,539                  13,569
 1/31/2010                      13,699                  12,933
 2/28/2010                      13,753                  12,920
 3/31/2010                      14,837                  13,752
 4/30/2010                      14,584                  13,547
 5/31/2010                      12,877                  12,052
 6/30/2010                      12,651                  11,878
 7/31/2010                      14,232                  12,976
 8/31/2010                      13,536                  12,588
 9/30/2010                      14,991                  13,795
10/31/2010                      15,515                  14,287
11/30/2010                      14,738                  13,682
12/31/2010                      16,112                  14,783
 1/31/2011                      16,798                  15,102
 2/28/2011                      17,359                  15,662
 3/31/2011                      16,880                  15,348
 4/30/2011                      17,783                  16,184
 5/31/2011                      17,142                  15,704
 6/30/2011                      16,907                  15,480
 7/31/2011                      16,365                  15,225
 8/31/2011                      14,612                  13,938
 9/30/2011                      13,012                  12,538
10/31/2011                      14,268                  13,758
11/30/2011                      13,798                  13,122
12/31/2011                      13,428                  12,979
 1/31/2012                      14,331                  13,679
 2/29/2012                      15,081                  14,431
 3/31/2012                      14,955                  14,325
 4/30/2012                      14,422                  14,081
 5/31/2012                      12,642                  12,476
 6/30/2012                      13,536                  13,294
 7/31/2012                      13,482                  13,459
 8/31/2012                      14,042                  13,843
 9/30/2012                      14,539                  14,263
10/31/2012                      14,720                  14,363
11/30/2012                      14,955                  14,665
12/31/2012                      15,687                  15,109
 1/31/2013                      16,428                  15,852
 2/28/2013                      15,931                  15,694
 3/31/2013                      15,985                  15,818
 4/30/2013                      16,771                  16,539
 5/31/2013                      16,572                  16,168
 6/30/2013                      15,985                  15,563
 7/31/2013                      17,078                  16,391
 8/31/2013                      16,961                  16,180
 9/30/2013                      18,235                  17,323
10/31/2013                      18,868                  17,904
11/30/2013                      18,940                  18,014
12/31/2013                      19,356                  18,285
 1/31/2014                      18,651                  17,547
 2/28/2014                      19,717                  18,505
 3/31/2014                      19,572                  18,422
 4/30/2014                      19,907                  18,712
 5/31/2014                      20,133                  19,002
 6/30/2014                      20,377                  19,272
 7/31/2014                      19,925                  18,928
 8/31/2014                      19,934                  18,943           Past performance is not predictive of
 9/30/2014                      19,057                  18,165           future performance.
10/31/2014                      18,732                  17,877           The returns shown do not reflect the
                                                                         deduction of taxes that a shareholder
          Average Annual         One        Five        Ten              would pay on fund distributions or the
          Total Return           Year       Years      Years             redemption of fund shares.
          --------------------------------------------------------       MSCI data copyright MSCI 2014, all
                                -0.72%      6.06%      6.48%             rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
THE JAPANESE SMALL COMPANY SERIES VS.
MSCI JAPAN SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                                    [CHART]

                   Japanese Small Company      MSCI Japan Small Cap Index
                          Series                       (net div.)
                   ----------------------      --------------------------
10/31/2004                $10,000                          $10,000
11/30/2004                 10,307                           10,435
12/31/2004                 10,810                           10,940
 1/31/2005                 11,257                           11,312
 2/28/2005                 11,676                           11,529
 3/31/2005                 11,746                           11,502
 4/30/2005                 11,425                           11,408
 5/31/2005                 11,229                           11,198
 6/30/2005                 11,439                           11,350
 7/31/2005                 11,676                           11,671
 8/31/2005                 12,332                           12,072
 9/30/2005                 12,835                           12,826
10/31/2005                 13,240                           13,082
11/30/2005                 13,506                           13,642
12/31/2005                 15,028                           15,486
 1/31/2006                 15,670                           15,980
 2/28/2006                 14,735                           14,939
 3/31/2006                 15,391                           15,610
 4/30/2006                 15,698                           15,687
 5/31/2006                 14,595                           14,429
 6/30/2006                 14,036                           13,977
 7/31/2006                 13,366                           13,053
 8/31/2006                 13,589                           13,400
 9/30/2006                 13,380                           13,107
10/31/2006                 13,282                           13,023
11/30/2006                 13,198                           12,913
12/31/2006                 13,310                           12,988
 1/31/2007                 13,589                           13,241
 2/28/2007                 14,134                           13,763
 3/31/2007                 14,036                           13,636
 4/30/2007                 13,841                           13,403
 5/31/2007                 13,561                           13,083
 6/30/2007                 13,785                           13,169
 7/31/2007                 13,869                           13,166
 8/31/2007                 13,282                           12,364
 9/30/2007                 13,268                           12,289
10/31/2007                 13,352                           12,733
11/30/2007                 13,045                           12,198
12/31/2007                 12,235                           11,468
 1/31/2008                 11,885                           10,905
 2/29/2008                 11,802                           11,024
 3/31/2008                 12,039                           11,028
 4/30/2008                 12,123                           11,165
 5/31/2008                 12,570                           11,509
 6/30/2008                 11,983                           10,802
 7/31/2008                 11,648                           10,449
 8/31/2008                 11,006                            9,987
 9/30/2008                 10,293                            9,012
10/31/2008                  9,539                            8,061
11/30/2008                  9,791                            8,390
12/31/2008                 10,796                            9,043
 1/31/2009                 10,056                           8,569
 2/28/2009                  8,757                            7,443
 3/31/2009                  9,148                            7,705
 4/30/2009                  9,525                            8,099
 5/31/2009                 10,698                            9,091
 6/30/2009                 11,411                            9,669
 7/31/2009                 11,648                            9,911
 8/31/2009                 12,263                           10,467
 9/30/2009                 12,137                           10,425
10/31/2009                 11,704                           10,044
11/30/2009                 11,229                            9,685
12/31/2009                 11,187                            9,504
 1/31/2010                 11,341                            9,709
 2/28/2010                 11,564                            9,893
 3/31/2010                 12,151                           10,343
 4/30/2010                 12,514                           10,623
 5/31/2010                 11,466                            9,886
 6/30/2010                 11,648                            9,930
 7/31/2010                 11,858                           10,051
 8/31/2010                 11,536                            9,838
 9/30/2010                 12,039                           10,240
10/31/2010                 11,788                           10,156
11/30/2010                 12,081                           10,354
12/31/2010                 13,198                           11,398
 1/31/2011                 13,506                           11,534
 2/28/2011                 14,134                           11,998
 3/31/2011                 13,254                           11,258
 4/30/2011                 13,184                           11,268
 5/31/2011                 12,961                           11,100
 6/30/2011                 13,617                           11,514
 7/31/2011                 14,120                           11,992
 8/31/2011                 13,743                           11,502
 9/30/2011                 13,673                           11,512
10/31/2011                 12,975                           11,088
11/30/2011                 13,184                           10,787
12/31/2011                 13,115                           10,955
 1/31/2012                 13,953                           11,405
 2/29/2012                 13,966                           11,529
 3/31/2012                 14,372                           11,837
 4/30/2012                 14,078                           11,666
 5/31/2012                 12,905                           10,697
 6/30/2012                 13,589                           11,153
 7/31/2012                 13,128                           10,979
 8/31/2012                 13,142                           10,916
 9/30/2012                 13,324                           11,218
10/31/2012                 13,045                           10,975
11/30/2012                 13,240                           11,051
12/31/2012                 13,729                           11,395
 1/31/2013                 14,162                           11,821
 2/28/2013                 14,511                           12,222
 3/31/2013                 15,628                           13,209
 4/30/2013                 16,453                           14,078
 5/31/2013                 15,112                           12,963
 6/30/2013                 15,251                           12,927
 7/31/2013                 15,615                           13,138
 8/31/2013                 15,265                           12,960
 9/30/2013                 16,997                           14,436
10/31/2013                 17,039                           14,377
11/30/2013                 16,913                           14,282
12/31/2013                 17,039                           14,396
 1/31/2014                 16,872                           14,355
 2/28/2014                 16,802                           14,036
 3/31/2014                 16,885                           14,072
 4/30/2014                 16,634                           13,811
 5/31/2014                 17,067                           14,263
 6/30/2014                 18,282                           15,273
 7/31/2014                 18,170                           15,355
 8/31/2014                 18,338                           15,246
 9/30/2014                 17,779                           14,736           Past performance is not predictive of
10/31/2014                 17,458                           14,342           future performance.
                                                                             The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
           Average Annual        One         Five         Ten                would pay on fund distributions or the
           Total Return          Year        Years       Years               redemption of fund shares.
           ----------------------------------------------------------        MSCI data copyright MSCI 2014, all
                                 2.46%       8.33%       5.73%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ASIA PACIFIC SMALL COMPANY SERIES VS.
MSCI PACIFIC EX JAPAN SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                                    [CHART]

                    Asia Pacific        MSCI Pacific ex Japan
                Small Company Series  Small Cap Index (net div.)
                --------------------  --------------------------
   10/31/2004           $10,000          $10,000
   11/30/2004            10,729           10,770
   12/31/2004            10,977           11,225
    1/31/2005            11,224           11,323
    2/28/2005            11,550           11,683
    3/31/2005            11,161           11,351
    4/30/2005            10,786           11,167
    5/31/2005            10,545           11,310
    6/30/2005            11,019           11,928
    7/31/2005            11,394           12,425
    8/31/2005            11,691           12,415
    9/30/2005            12,123           13,041
   10/31/2005            11,444           12,275
   11/30/2005            11,727           12,741
   12/31/2005            11,911           12,991
    1/31/2006            12,718           13,734
    2/28/2006            12,902           13,872
    3/31/2006            13,560           14,460
    4/30/2006            14,338           15,392
    5/31/2006            13,524           14,606
    6/30/2006            13,439           14,428
    7/31/2006            13,701           14,576
    8/31/2006            14,041           15,052
    9/30/2006            14,190           15,301
   10/31/2006            15,357           16,368
   11/30/2006            16,214           17,362
   12/31/2006            16,681           18,010
    1/31/2007            17,113           18,468
    2/28/2007            17,573           18,820
    3/31/2007            18,493           19,791
    4/30/2007            19,788           21,163
    5/31/2007            21,486           21,994
    6/30/2007            22,371           22,566
    7/31/2007            22,725           22,560
    8/31/2007            21,033           21,108
    9/30/2007            23,496           22,981
   10/31/2007            25,556           24,552
   11/30/2007            23,871           22,580
   12/31/2007            23,468           22,269
    1/31/2008            21,111           19,285
    2/29/2008            21,762           20,431
    3/31/2008            20,708           19,142
    4/30/2008            22,159           20,423
    5/31/2008            23,128           20,643
    6/30/2008            20,856           18,333
    7/31/2008            19,632           17,490
    8/31/2008            18,259           16,070
    9/30/2008            15,124           12,933
   10/31/2008            10,099            8,365
   11/30/2008             9,130            7,452
   12/31/2008            10,127            8,318
    1/31/2009             8,882            7,402
    2/28/2009             8,393            6,942
    3/31/2009             9,696            7,937
    4/30/2009            11,146            9,358
    5/31/2009            14,027           11,602
    6/30/2009            14,140           11,928
    7/31/2009            16,185           13,651
    8/31/2009            16,921           14,352
    9/30/2009            18,245           15,554
   10/31/2009            18,655           15,927
   11/30/2009            19,526           16,385
   12/31/2009            20,042           17,040
    1/31/2010            18,960           15,950
    2/28/2010            19,299           16,150
    3/31/2010            20,892           17,481
    4/30/2010            21,182           17,970
    5/31/2010            18,252           15,257
    6/30/2010            18,033           15,170
    7/31/2010            20,035           16,713
    8/31/2010            20,014           16,676
    9/30/2010            23,050           19,180
   10/31/2010            24,048           20,031
   11/30/2010            23,730           19,764
   12/31/2010            26,058           21,758
    1/31/2011            25,506           21,126
    2/28/2011            25,669           21,241
    3/31/2011            26,214           21,893
    4/30/2011            27,332           22,779
    5/31/2011            26,525           22,257
    6/30/2011            25,633           21,466
    7/31/2011            26,058           21,783
    8/31/2011            24,246           20,268
    9/30/2011            19,724           16,583
   10/31/2011            22,810           19,299
   11/30/2011            22,201           17,983
   12/31/2011            20,906           17,407
    1/31/2012            23,071           19,214
    2/29/2012            24,812           20,708
    3/31/2012            24,459           20,060
    4/30/2012            24,360           20,168
    5/31/2012            21,323           17,550
    6/30/2012            21,776           17,796
    7/31/2012            22,102           18,381
    8/31/2012            22,845           18,675
    9/30/2012            23,977           19,668
   10/31/2012            24,515           20,074
   11/30/2012            24,869           20,272
   12/31/2012            26,037           20,781
    1/31/2013            27,346           21,882
    2/28/2013            27,466           22,142
    3/31/2013            27,587           22,197
    4/30/2013            27,134           22,021
    5/31/2013            25,124           20,400
    6/30/2013            23,347           18,656
    7/31/2013            24,501           19,402
    8/31/2013            24,699           19,570
    9/30/2013            26,433           21,075
   10/31/2013            27,190           21,445
   11/30/2013            26,249           20,539
   12/31/2013            26,575           20,636
    1/31/2014            25,322           19,680
    2/28/2014            26,787           20,739
    3/31/2014            27,183           21,122
    4/30/2014            27,254           21,260
    5/31/2014            27,282           21,434
    6/30/2014            27,495           21,550
    7/31/2014            28,075           22,019                    Past performance is not predictive of
    8/31/2014            28,514           22,189                    future performance.
    9/30/2014            25,888           20,150                    The returns shown do not reflect the
   10/31/2014            26,263           20,388                    deduction of taxes that a shareholder
         Average Annual        One       Five       Ten             would pay on fund distributions or the
         Total Return          Year      Years     Years            redemption of fund shares.
         -----------------------------------------------------      MSCI data copyright MSCI 2014, all
                              -3.46%     7.08%     10.14%           rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
THE UNITED KINGDOM SMALL COMPANY SERIES VS.
MSCI UK SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                                 [CHART]

                      United Kingdom       MSCI UK Small Cap
                   Small Company Series     Index (net div.)
                   --------------------    ------------------
 10/31/2004             $10,000                $10,000
 11/30/2004              10,809                 10,809
 12/31/2004              11,256                 11,432
  1/31/2005              11,576                 11,689
  2/28/2005              11,971                 11,965
  3/31/2005              11,703                 11,816
  4/30/2005              11,308                 11,282
  5/31/2005              11,087                 11,182
  6/30/2005              11,298                 11,354
  7/31/2005              11,519                 11,691
  8/31/2005              12,168                 12,257
  9/30/2005              12,032                 12,278
 10/31/2005              11,693                 11,904
 11/30/2005              12,201                 12,499
 12/31/2005              12,738                 13,039
  1/31/2006              13,735                 14,100
  2/28/2006              13,923                 14,321
  3/31/2006              14,153                 14,611
  4/30/2006              14,868                 15,384
  5/31/2006              14,567                 15,043
  6/30/2006              14,563                 14,915
  7/31/2006              14,666                 14,799
  8/31/2006              15,282                 15,332
  9/30/2006              15,729                 15,781
 10/31/2006              16,623                 16,685
 11/30/2006              17,667                 17,766
 12/31/2006              18,631                 18,600
  1/31/2007              18,763                 18,557
  2/28/2007              18,758                 18,615
  3/31/2007              19,643                 19,385
  4/30/2007              20,320                 20,347
  5/31/2007              20,593                 20,477
  6/30/2007              19,840                 19,881
  7/31/2007              19,737                 19,770
  8/31/2007              19,624                 19,045
  9/30/2007              18,946                 17,966
 10/31/2007              20,461                 19,940
 11/30/2007              18,095                 17,633
 12/31/2007              17,140                 16,747
  1/31/2008              15,988                 15,400
  2/29/2008              16,223                 15,922
  3/31/2008              16,162                 15,721
  4/30/2008              16,435                 16,014
  5/31/2008              16,482                 16,090
  6/30/2008              15,169                 14,990
  7/31/2008              14,638                 14,392
  8/31/2008              14,403                 14,015
  9/30/2008              12,178                 11,438
 10/31/2008               8,909                  8,264
 11/30/2008               8,278                  7,498
 12/31/2008               8,095                  7,308
  1/31/2009               7,897                  7,267
  2/28/2009               7,573                  7,027
  3/31/2009               7,902                  7,434
  4/30/2009               9,558                  9,142
  5/31/2009              10,536                 10,107
  6/30/2009              10,588                 10,179
  7/31/2009              11,505                 11,115
  8/31/2009              12,404                 12,187
  9/30/2009              12,766                 12,468
 10/31/2009              12,785                 12,486
 11/30/2009              12,747                 12,356
 12/31/2009              13,015                 12,661
  1/31/2010              12,888                 12,603
  2/28/2010              12,446                 12,038
  3/31/2010              13,490                 13,099
  4/30/2010              13,989                 13,622
  5/31/2010              12,408                 11,985
  6/30/2010              12,643                 12,036
  7/31/2010              14,351                 13,484
  8/31/2010              13,824                 13,118
  9/30/2010              15,301                 14,563
 10/31/2010              16,101                 15,184
 11/30/2010              15,310                 14,552
 12/31/2010              16,877                 16,074
  1/31/2011              17,121                 16,230
  2/28/2011              17,639                 16,658
  3/31/2011              17,314                 16,370
  4/30/2011              18,848                 17,871
  5/31/2011              18,735                 17,645
  6/30/2011              18,137                 17,050
  7/31/2011              18,020                 17,003
  8/31/2011              16,223                 15,269
  9/30/2011              14,586                 13,659
 10/31/2011              16,134                 15,151
 11/30/2011              15,644                 14,563
 12/31/2011              15,160                 14,077
  1/31/2012              16,500                 15,505
  2/29/2012              17,846                 16,945
  3/31/2012              18,236                 17,001
  4/30/2012              18,551                 17,290
  5/31/2012              16,463                 15,148
  6/30/2012              17,272                 15,869
  7/31/2012              17,563                 16,158
  8/31/2012              18,528                 17,014
  9/30/2012              19,483                 17,922
 10/31/2012              19,911                 18,293
 11/30/2012              20,038                 18,299
 12/31/2012              21,143                 19,141
  1/31/2013              21,519                 19,644
  2/28/2013              21,717                 19,755
  3/31/2013              22,366                 20,287
  4/30/2013              22,935                 20,794
  5/31/2013              23,151                 21,075
  6/30/2013              22,643                 20,315
  7/31/2013              24,563                 22,008
  8/31/2013              24,741                 22,309
  9/30/2013              26,416                 23,983
 10/31/2013              27,361                 24,827
 11/30/2013              27,987                 25,412
 12/31/2013              29,534                 26,640
  1/31/2014              28,838                 26,073
  2/28/2014              31,430                 28,602
  3/31/2014              30,466                 27,570
  4/30/2014              29,967                 26,911
  5/31/2014              29,944                 26,963
  6/30/2014              29,920                 26,899
  7/31/2014              28,993                 26,139
  8/31/2014              29,436                 26,414           Past performance is not predictive of
  9/30/2014              27,756                 24,864           future performance.
 10/31/2014              27,695                 24,705           The returns shown do not reflect the
                                                                 deduction of taxes that a shareholder
        Average Annual      One       Five        Ten            would pay on fund distributions or the
        Total Return        Year      Years      Years           redemption of fund shares.
        ----------------------------------------------------     MSCI data copyright MSCI 2014, all
                            1.22%     16.72%     10.72%          rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE CONTINENTAL SMALL COMPANY SERIES VS.
MSCI EUROPE EX UK SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                                    [CHART]

               Continental Small      MSCI Europe ex UK Small
                Company Series         Cap Index (net div.)
               -----------------      -----------------------
10/31/2004          $10,000                   $10,000
11/30/2004           11,070                    11,110
12/31/2004           11,644                    11,665
 1/31/2005           11,809                    11,796
 2/28/2005           12,569                    12,623
 3/31/2005           12,225                    12,300
 4/30/2005           11,902                    11,938
 5/31/2005           11,935                    12,108
 6/30/2005           12,258                    12,496
 7/31/2005           13,021                    13,353
 8/31/2005           13,461                    13,732
 9/30/2005           13,805                    14,201
10/31/2005           13,122                    13,221
11/30/2005           13,170                    13,390
12/31/2005           13,853                    14,166
 1/31/2006           15,182                    15,746
 2/28/2006           15,622                    16,191
 3/31/2006           16,632                    17,237
 4/30/2006           17,779                    18,458
 5/31/2006           16,926                    17,510
 6/30/2006           16,611                    17,111
 7/31/2006           16,575                    16,923
 8/31/2006           17,015                    17,322
 9/30/2006           17,246                    17,503
10/31/2006           18,114                    18,439
11/30/2006           19,374                    19,729
12/31/2006           20,299                    20,660
 1/31/2007           21,240                    21,321
 2/28/2007           21,276                    21,413
 3/31/2007           22,520                    22,551
 4/30/2007           23,708                    23,916
 5/31/2007           24,168                    24,333
 6/30/2007           23,905                    24,101
 7/31/2007           23,776                    23,924
 8/31/2007           22,932                    22,841
 9/30/2007           23,445                    23,296
10/31/2007           24,576                    24,690
11/30/2007           22,763                    22,923
12/31/2007           22,326                    22,459
 1/31/2008           20,202                    19,754
 2/29/2008           21,070                    20,950
 3/31/2008           21,741                    21,376
 4/30/2008           22,003                    21,741
 5/31/2008           22,427                    22,079
 6/30/2008           20,537                    20,039
 7/31/2008           19,451                    18,901
 8/31/2008           18,922                    18,385
 9/30/2008           15,630                    14,578
10/31/2008           11,458                    10,477
11/30/2008           10,565                     9,608
12/31/2008           11,668                    10,496
 1/31/2009           10,343                     9,553
 2/28/2009            9,451                     8,712
 3/31/2009           10,137                     9,386
 4/30/2009           11,797                    11,340
 5/31/2009           13,506                    13,032
 6/30/2009           13,340                    12,865
 7/31/2009           14,402                    14,020
 8/31/2009           15,610                    15,459
 9/30/2009           16,947                    16,941
10/31/2009           16,474                    16,479
11/30/2009           16,975                    16,817
12/31/2009           16,922                    16,893
 1/31/2010           16,644                    16,668
 2/28/2010           16,292                    16,193
 3/31/2010           17,504                    17,507
 4/30/2010           17,338                    17,396
 5/31/2010           14,875                    14,705
 6/30/2010           14,782                    14,485
 7/31/2010           16,551                    16,221
 8/31/2010           15,796                    15,450
 9/30/2010           17,968                    17,834
10/31/2010           19,006                    18,978
11/30/2010           17,532                    17,540
12/31/2010           19,806                    19,996
 1/31/2011           20,372                    20,448
 2/28/2011           20,723                    20,795
 3/31/2011           21,422                    21,497
 4/30/2011           22,872                    22,998
 5/31/2011           22,100                    22,121
 6/30/2011           21,389                    21,407
 7/31/2011           20,182                    20,107
 8/31/2011           18,110                    18,007
 9/30/2011           15,384                    15,302
10/31/2011           16,963                    16,978
11/30/2011           15,844                    15,652
12/31/2011           15,222                    15,120
 1/31/2012           16,672                    16,619
 2/29/2012           17,742                    17,895
 3/31/2012           17,775                    17,750
 4/30/2012           17,363                    17,454
 5/31/2012           14,992                    15,060
 6/30/2012           15,650                    15,802
 7/31/2012           15,493                    15,746
 8/31/2012           16,200                    16,433
 9/30/2012           17,056                    17,317
10/31/2012           17,351                    17,616
11/30/2012           17,585                    17,885
12/31/2012           18,647                    18,850
 1/31/2013           20,061                    20,385
 2/28/2013           19,863                    20,323
 3/31/2013           19,418                    19,800
 4/30/2013           20,218                    20,569
 5/31/2013           20,594                    21,036
 6/30/2013           19,915                    20,100
 7/31/2013           21,652                    21,928
 8/31/2013           21,680                    21,887
 9/30/2013           23,578                    23,759
10/31/2013           24,927                    25,189
11/30/2013           25,380                    25,637
12/31/2013           26,095                    26,302
 1/31/2014           25,933                    26,085
 2/28/2014           28,215                    28,365
 3/31/2014           28,360                    28,388
 4/30/2014           28,639                    28,507
 5/31/2014           28,756                    28,828
 6/30/2014           28,506                    28,546
 7/31/2014           26,842                    26,863
 8/31/2014           26,523                    26,647            Past performance is not predictive of
 9/30/2014           25,109                    25,178            future performance.
10/31/2014           24,366                    24,356            The returns shown do not reflect the
                                                                 deduction of taxes that a shareholder
        Average Annual       One       Five       Ten            would pay on fund distributions or the
        Total Return         Year      Years     Years           redemption of fund shares.
        ---------------------------------------------------      MSCI data copyright MSCI 2014, all
                            -2.25%     8.14%     9.31%           rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
THE CANADIAN SMALL COMPANY SERIES VS.
MSCI CANADA SMALL CAP INDEX (NET DIVIDENDS)
April 2, 2007-October 31, 2014

                                    [CHART]

                    Canadian Small        MSCI Canada Small
                    Company Series      Cap Index (net div.)
                   --------------      --------------------
   4/2/2007              $10,000             $10,000
  4/30/2007               10,710              10,487
  5/31/2007               11,420              11,331
  6/30/2007               11,370              11,306
  7/31/2007               11,300              11,024
  8/31/2007               10,560              10,340
  9/30/2007               11,730              11,600
 10/31/2007               13,000              12,852
 11/30/2007               11,020              10,809
 12/31/2007               11,430              11,109
  1/31/2008               10,350              10,107
  2/29/2008               11,160              11,071
  3/31/2008               10,290              10,199
  4/30/2008               10,540              10,555
  5/31/2008               11,140              11,104
  6/30/2008               10,620              10,725
  7/31/2008                9,710               9,775
  8/31/2008                9,310               9,530
  9/30/2008                7,190               7,506
 10/31/2008                4,800               5,011
 11/30/2008                4,180               4,560
 12/31/2008                4,500               4,785
  1/31/2009                4,530               4,833
  2/28/2009                4,120               4,454
  3/31/2009                4,380               4,708
  4/30/2009                5,300               5,466
  5/31/2009                6,340               6,622
  6/30/2009                5,950               6,220
  7/31/2009                6,700               6,996
  8/31/2009                6,920               7,260
  9/30/2009                7,910               8,157
 10/31/2009                7,760               8,211
 11/30/2009                8,420               8,900
 12/31/2009                8,960               9,423
  1/31/2010                8,540               9,031
  2/28/2010                9,050               9,632
  3/31/2010                9,770              10,454
  4/30/2010               10,120              10,890
  5/31/2010                9,150               9,929
  6/30/2010                8,730               9,464
  7/31/2010                9,440              10,234
  8/31/2010                9,330              10,202
  9/30/2010               10,430              11,319
 10/31/2010               11,110              12,004
 11/30/2010               11,650              12,509
 12/31/2010               12,840              13,660
  1/31/2011               12,780              13,500
  2/28/2011               13,660              14,392
  3/31/2011               13,680              14,396
  4/30/2011               13,940              14,833
  5/31/2011               13,360              14,236
  6/30/2011               12,620              13,510
  7/31/2011               12,810              13,868
  8/31/2011               11,840              13,043
  9/30/2011                9,600              10,655
 10/31/2011               11,140              12,174
 11/30/2011               10,750              11,857
 12/31/2011               10,580              11,613
  1/31/2012               11,490              12,564
  2/29/2012               11,930              13,014
  3/31/2012               11,400              12,326
  4/30/2012               11,140              12,227
  5/31/2012                9,840              10,801
  6/30/2012                9,860              10,768
  7/31/2012               10,130              11,140
  8/31/2012               10,560              11,603
  9/30/2012               11,010              12,189
 10/31/2012               10,860              11,971
 11/30/2012               10,680              11,703
 12/31/2012               10,930              11,894
  1/31/2013               11,250              12,137
  2/28/2013               10,700              11,549
  3/31/2013               11,010              11,822
  4/30/2013               10,650              11,555
  5/31/2013               10,480              11,271
  6/30/2013               10,050              10,576
  7/31/2013               10,790              11,389
  8/31/2013               10,690              11,262
  9/30/2013               11,170              11,696
 10/31/2013               11,480              11,959
 11/30/2013               11,330              11,668
 12/31/2013               11,610              11,958
  1/31/2014               11,250              11,555
  2/28/2014               11,970              12,358
  3/31/2014               12,140              12,468
  4/30/2014               12,670              12,944
  5/31/2014               12,690              12,956
  6/30/2014               13,650              14,057
  7/31/2014               13,010              13,443            Past performance is not predictive of
  8/31/2014               13,460              13,905            future performance.
  9/30/2014               11,920              12,434            The returns shown do not reflect the
 10/31/2014               11,040              11,601            deduction of taxes that a shareholder
        Average Annual      One      Five       Since           would pay on fund distributions or the
        Total Return        Year     Years    Inception         redemption of fund shares.
        ---------------------------------------------------     MSCI data copyright MSCI 2014, all
                           -3.83%    7.31%      1.31%           rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE EMERGING MARKETS SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                                  [CHART]

                                              MSCI Emerging Markets Index
                     Emerging Markets Series           (net div.)
                     -----------------------  ---------------------------
10/31/2004                     $10,000                 $10,000
11/30/2004                      10,874                  10,926
12/31/2004                      11,583                  11,450
 1/31/2005                      11,677                  11,480
 2/28/2005                      12,546                  12,481
 3/31/2005                      11,689                  11,656
 4/30/2005                      11,412                  11,343
 5/31/2005                      11,754                  11,738
 6/30/2005                      12,109                  12,137
 7/31/2005                      12,888                  12,985
 8/31/2005                      12,971                  13,097
 9/30/2005                      14,005                  14,316
10/31/2005                      13,308                  13,380
11/30/2005                      14,271                  14,487
12/31/2005                      15,097                  15,343
 1/31/2006                      16,545                  17,057
 2/28/2006                      16,497                  17,037
 3/31/2006                      16,722                  17,187
 4/30/2006                      17,726                  18,411
 5/31/2006                      15,682                  16,482
 6/30/2006                      15,665                  16,442
 7/31/2006                      15,954                  16,677
 8/31/2006                      16,456                  17,102
 9/30/2006                      16,686                  17,244
10/31/2006                      17,685                  18,063
11/30/2006                      18,819                  19,406
12/31/2006                      19,581                  20,280
 1/31/2007                      19,870                  20,061
 2/28/2007                      19,569                  19,942
 3/31/2007                      20,461                  20,737
 4/30/2007                      21,772                  21,697
 5/31/2007                      23,231                  22,771
 6/30/2007                      23,615                  23,839
 7/31/2007                      24,188                  25,096
 8/31/2007                      23,774                  24,563
 9/30/2007                      25,871                  27,276
10/31/2007                      28,712                  30,317
11/30/2007                      26,840                  28,168
12/31/2007                      26,745                  28,267
 1/31/2008                      24,418                  24,740
 2/29/2008                      25,198                  26,566
 3/31/2008                      24,418                  25,160
 4/30/2008                      26,167                  27,202
 5/31/2008                      26,320                  27,706
 6/30/2008                      23,621                  24,943
 7/31/2008                      23,314                  24,002
 8/31/2008                      21,931                  22,085
 9/30/2008                      18,884                  18,220
10/31/2008                      13,910                  13,234
11/30/2008                      12,652                  12,237
12/31/2008                      13,644                  13,192
 1/31/2009                      12,599                  12,340
 2/28/2009                      11,784                  11,644
 3/31/2009                      13,485                  13,317
 4/30/2009                      15,487                  15,533
 5/31/2009                      18,128                  18,187
 6/30/2009                      17,974                  17,942
 7/31/2009                      20,035                  19,960
 8/31/2009                      20,106                  19,888
 9/30/2009                      21,884                  21,694
10/31/2009                      21,429                  21,720
11/30/2009                      22,711                  22,654
12/31/2009                      23,532                  23,548
 1/31/2010                      22,250                  22,235
 2/28/2010                      22,522                  22,313
 3/31/2010                      24,412                  24,114
 4/30/2010                      24,560                  24,407
 5/31/2010                      22,280                  22,260
 6/30/2010                      22,315                  22,096
 7/31/2010                      24,282                  23,936
 8/31/2010                      23,721                  23,471
 9/30/2010                      26,421                  26,080
10/31/2010                      27,224                  26,837
11/30/2010                      26,615                  26,129
12/31/2010                      28,783                  27,993
 1/31/2011                      28,039                  27,234
 2/28/2011                      27,844                  26,980
 3/31/2011                      29,398                  28,566
 4/30/2011                      30,425                  29,452
 5/31/2011                      29,587                  28,680
 6/30/2011                      29,238                  28,238
 7/31/2011                      29,014                  28,113
 8/31/2011                      26,669                  25,601
 9/30/2011                      22,634                  21,868
10/31/2011                      25,470                  24,765
11/30/2011                      24,589                  23,114
12/31/2011                      23,875                  22,836
 1/31/2012                      26,432                  25,426
 2/29/2012                      27,868                  26,949
 3/31/2012                      27,147                  26,049
 4/30/2012                      26,663                  25,738
 5/31/2012                      23,792                  22,852
 6/30/2012                      24,973                  23,734
 7/31/2012                      25,174                  24,197
 8/31/2012                      25,346                  24,116
 9/30/2012                      26,763                  25,571
10/31/2012                      26,627                  25,416
11/30/2012                      26,976                  25,739
12/31/2012                      28,559                  26,997
 1/31/2013                      28,706                  27,369
 2/28/2013                      28,376                  27,026
 3/31/2013                      27,974                  26,560
 4/30/2013                      28,293                  26,760
 5/31/2013                      27,377                  26,074
 6/30/2013                      25,659                  24,414
 7/31/2013                      26,037                  24,669
 8/31/2013                      25,428                  24,245
 9/30/2013                      27,242                  25,822
10/31/2013                      28,488                  27,076
11/30/2013                      28,063                  26,681
12/31/2013                      27,779                  26,295
 1/31/2014                      25,854                  24,587
 2/28/2014                      26,793                  25,402
 3/31/2014                      27,738                  26,182
 4/30/2014                      27,903                  26,269
 5/31/2014                      28,854                  27,186
 6/30/2014                      29,657                  27,908
 7/31/2014                      30,012                  28,448
 8/31/2014                      30,951                  29,089               Past performance is not predictive of
 9/30/2014                      28,677                  26,933               future performance.
10/31/2014                      28,984                  27,250               The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          Average Annual        One         Five         Ten                 would pay on fund distributions or the
          Total Return          Year        Years       Years                redemption of fund shares.
          -----------------------------------------------------------        MSCI data copyright MSCI 2014, all
                                1.74%       6.23%       11.23%               rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
THE EMERGING MARKETS SMALL CAP SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                             CHART

             Emerging Markets    MSCI Emerging Markets
             Small Cap Series      Index (net div.)
             ----------------    -------------------
 10/31/2004       $10,000            $10,000
 11/30/2004        10,946             10,926
 12/31/2004        11,530             11,450
  1/31/2005        11,857             11,480
  2/28/2005        12,607             12,481
  3/31/2005        11,744             11,656
  4/30/2005        11,315             11,343
  5/31/2005        11,536             11,738
  6/30/2005        11,827             12,137
  7/31/2005        12,488             12,985
  8/31/2005        12,571             13,097
  9/30/2005        13,405             14,316
 10/31/2005        12,756             13,380
 11/30/2005        13,667             14,487
 12/31/2005        14,565             15,343
  1/31/2006        15,982             17,057
  2/28/2006        16,161             17,037
  3/31/2006        16,452             17,187
  4/30/2006        17,804             18,411
  5/31/2006        15,935             16,482
  6/30/2006        15,238             16,442
  7/31/2006        15,589             16,677
  8/31/2006        16,137             17,102
  9/30/2006        16,595             17,244
 10/31/2006        17,851             18,063
 11/30/2006        19,208             19,406
 12/31/2006        20,095             20,280
  1/31/2007        20,494             20,061
  2/28/2007        20,667             19,942
  3/31/2007        21,601             20,737
  4/30/2007        23,256             21,697
  5/31/2007        25,113             22,771
  6/30/2007        25,869             23,839
  7/31/2007        27,137             25,096
  8/31/2007        26,018             24,563
  9/30/2007        27,810             27,276
 10/31/2007        29,917             30,317
 11/30/2007        27,530             28,168
 12/31/2007        27,851             28,267
  1/31/2008        24,512             24,740
  2/29/2008        25,220             26,566
  3/31/2008        24,048             25,160
  4/30/2008        25,512             27,202
  5/31/2008        25,369             27,706
  6/30/2008        22,446             24,943
  7/31/2008        22,107             24,002
  8/31/2008        20,774             22,085
  9/30/2008        17,036             18,220
 10/31/2008        11,875             13,234
 11/30/2008        11,155             12,237
 12/31/2008        12,738             13,192
  1/31/2009        11,768             12,340
  2/28/2009        11,048             11,644
  3/31/2009        12,571             13,317
  4/30/2009        15,119             15,533
  5/31/2009        18,554             18,187
  6/30/2009        18,464             17,942
  7/31/2009        20,827             19,960
  8/31/2009        21,077             19,888
  9/30/2009        22,839             21,694
 10/31/2009        22,821             21,720
 11/30/2009        24,179             22,654
 12/31/2009        25,512             23,548
  1/31/2010        24,393             22,235
  2/28/2010        24,815             22,313
  3/31/2010        26,940             24,114
  4/30/2010        27,387             24,407
  5/31/2010        24,643             22,260
  6/30/2010        25,304             22,096
  7/31/2010        27,637             23,936
  8/31/2010        27,774             23,471
  9/30/2010        31,155             26,080
 10/31/2010        32,399             26,837
 11/30/2010        31,536             26,129
 12/31/2010        33,351             27,993
  1/31/2011        31,952             27,234
  2/28/2011        31,024             26,980
  3/31/2011        32,756             28,566
  4/30/2011        34,488             29,452
  5/31/2011        33,720             28,680
  6/30/2011        33,714             28,238
  7/31/2011        34,101             28,113
  8/31/2011        30,875             25,601
  9/30/2011        25,393             21,868
 10/31/2011        28,208             24,765
 11/30/2011        26,845             23,114
 12/31/2011        26,131             22,836
  1/31/2012        29,089             25,426
  2/29/2012        31,476             26,949
  3/31/2012        30,679             26,049
  4/30/2012        29,946             25,738
  5/31/2012        27,220             22,852
  6/30/2012        28,262             23,734
  7/31/2012        27,929             24,197
  8/31/2012        28,661             24,116
  9/30/2012        30,339             25,571
 10/31/2012        30,238             25,416
 11/30/2012        30,774             25,739
 12/31/2012        32,679             26,997
  1/31/2013        33,292             27,369
  2/28/2013        33,643             27,026
  3/31/2013        33,500             26,560
  4/30/2013        34,185             26,760
  5/31/2013        33,714             26,074
  6/30/2013        30,798             24,414
  7/31/2013        30,952             24,669
  8/31/2013        29,673             24,245
  9/30/2013        31,851             25,822
 10/31/2013        33,083             27,076
 11/30/2013        32,625             26,681
 12/31/2013        32,369             26,295
  1/31/2014        30,994             24,587
  2/28/2014        32,387             25,402
  3/31/2014        33,506             26,182
  4/30/2014        33,786             26,269
  5/31/2014        34,946             27,186
  6/30/2014        35,863             27,908
  7/31/2014        35,952             28,448
  8/31/2014        37,071             29,089
  9/30/2014        35,244             26,933              Past performance is not predictive of
 10/31/2014        34,935             27,250              future performance.
                                                          The returns shown do not reflect the
                                                          deduction of taxes that a shareholder
       Average Annual     One      Five      Ten          would pay on fund distributions or the
       Total Return       Year     Years    Years         redemption of fund shares.
       -----------------------------------------------    MSCI data copyright MSCI 2014, all
                          5.60%    8.89%    13.32%        rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 U.S. Equity Market Review                   12 Months Ended October 31, 2014

   U.S. equities had strong gains during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, had positive returns in 9 of the 12 months. As measured by the Russell indices, large cap stocks outperformed small cap stocks.

               Total Return for 12 Months Ended October 31, 2014
               -------------------------------------------------

              Russell 3000(R) Index........................ 16.07%
              Russell Microcap(R) Index (micro cap stocks).  7.34%
              Russell 2000(R) Index (small cap stocks).....  8.06%
              Russell 1000(R) Index (large cap stocks)..... 16.78%
              Dow Jones U.S. Select REIT Index /SM/........ 20.69%

   Growth stocks slightly outperformed value stocks as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2014
               -------------------------------------------------

         Russell 2000(R) Value Index (small cap value stocks)...  7.89%
         Russell 2000(R) Growth Index (small cap growth stocks).  8.26%
         Russell 1000(R) Value Index (large cap value stocks)... 16.46%
         Russell 1000(R) Growth Index (large cap growth stocks). 17.11%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2014, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the period were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small cap, and/or micro cap companies relative to widely used benchmarks.

Domestic Equity Series' Performance Overview

The U.S. Large Cap Value Series

   The U.S. Large Cap Value Series is designed to capture the returns of U.S. large company value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Series held approximately 260 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2014, total returns were 15.67% for the Series and 16.46% for the Russell 1000(R) Value Index. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Series excludes real estate investment trusts (REITs) and highly regulated utilities from eligibility while the Index holds stocks in these sectors. REITs and utilities generally outperformed other sectors during the period, which detracted from the Series' relative performance. Lower book to market stocks outperformed higher book to market stocks within the index. The Series had less weight than the index in lower book to market stocks, which detracted from relative performance.

 International Equity Market Review          12 Months Ended October 31, 2014

Performance of non-US developed markets was generally negative for the period. Only large cap growth stocks had positive returns. As measured by the MSCI world ex USA indices, large cap stocks outperformed small cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2014
                       --------------------------------

                                              Return in U.S. Dollars
           -                                  ----------------------
           MSCI World ex USA Index...........         -0.15%
           MSCI World ex USA Small Cap Index.         -2.14%
           MSCI World ex USA Value Index.....         -0.62%
           MSCI World ex USA Growth Index....          0.31%

   During the period, the U.S. dollar (USD) appreciated against developed markets currencies, detracting from USD-denominated returns of non-US securities in developed markets.

                           12 Months Ended October 31, 2014
                            --------------------------------

Ten Largest Foreign Developed Markets by Market Cap  Local Return Return in U.S. Dollars
---------------------------------------------------  ------------ ----------------------
                  United Kingdom....................     0.55%             0.12%
                  Japan.............................    13.47%            -0.70%
                  Canada............................    12.71%             4.26%
                  France............................     1.34%            -6.61%
                  Switzerland.......................     9.61%             3.13%
                  Germany...........................     2.52%            -5.52%
                  Australia.........................     6.74%            -0.92%
                  Spain.............................    10.44%             1.78%
                  Hong Kong.........................    10.24%            10.21%
                  Sweden............................    13.18%            -1.03%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2014, all rights reserved.

   Emerging markets generally had stronger performance over the period than developed markets with positive returns in each market segment except large cap value. As measured by the MSCI emerging markets indices, small cap stocks outperformed large cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2014
                       --------------------------------

                                                Return in U.S. Dollars
         -                                      ----------------------
         MSCI Emerging Markets Index...........          0.64%
         MSCI Emerging Markets Small Cap Index.          3.18%
         MSCI Emerging Markets Value Index.....         -0.63%
         MSCI Emerging Markets Growth Index....          1.89%

   During the period, the U.S. dollar (USD) generally appreciated against most emerging markets currencies, particularly those in Eastern Europe, decreasing USD denominated returns in emerging markets.

                       12 Months Ended October 31, 2014
                        --------------------------------

 Ten Largest Emerging Markets by Market Cap  Local Return Return in U.S. Dollar
 ------------------------------------------  ------------ ---------------------
               China........................     6.44%             6.41%
               Korea........................    -6.24%            -6.94%
               Taiwan.......................    13.99%            10.11%
               Brazil.......................    -0.30%            -9.65%
               South Africa.................    17.13%             6.09%
               India........................    29.27%            29.39%
               Mexico.......................    10.96%             6.98%
               Russia.......................    -4.56%           -24.40%
               Malaysia.....................     3.85%            -0.37%
               Indonesia....................    17.88%             9.95%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2014, all rights reserved.

International Equity Series' Performance Overview

The DFA International Value Series

   The DFA International Value Series is designed to capture the returns of international large company value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Series held approximately 550 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ending October 31, 2014, total returns were -0.72% for the Series and -0.15% for the MSCI World ex USA Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad trends in international equity markets rather than the behavior of a limited number of stocks. The Series had significantly greater exposure than the Index to value stocks. Value stocks, particularly those in Canada, generally underperformed the Index, which detracted from the Series' relative performance.

The Japanese Small Company Series

   The Japanese Small Company Series is designed to capture the returns of Japanese small company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Series held approximately 1,400 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2014, total returns were 2.46% for the Series and -0.24% for the MSCI Japan Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the Japanese equity market, rather than the behavior of a limited number of stocks. The Series' greater exposure than the Index to companies with smaller relative capitalization contributed to relative outperformance as these stocks generally outperformed during the period. This was partially offset by the Series' exclusion of real estate investment trusts (REITs), which outperformed and detracted from the Series' relative performance. Differences in the valuation timing and methodology between the Series and the Index also benefited the Series' relative performance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

The Asia Pacific Small Company Series

   The Asia Pacific Small Company Series is designed to capture the returns of small company stocks in Australia, Hong Kong, New Zealand, and Singapore. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Series held approximately 880 securities across the eligible countries. Country allocations generally reflect the approximate weights of individual securities within a universe of these countries' stocks constructed by the Advisor. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2014, total returns were -3.46% for the Series and -4.93% for the MSCI Pacific ex Japan Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad trends in Asia Pacific equity markets rather than the behavior of a limited number of stocks. The Series' exclusion of growth-oriented small cap stocks with low profitability contributed to relative performance as these stocks underperformed. This was partially offset by the Series' exclusion of real estate investment trusts (REITs), which outperformed and detracted from the Series' relative performance. In addition, differences in the valuation timing and methodology between the Series and the Index benefited the Series' relative performance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

The United Kingdom Small Company Series

   The United Kingdom Small Company Series is designed to capture the returns of U.K. small company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Series held approximately 320 securities. In general, cash exposure was low throughout the year, with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2014, total returns were 1.22% for the Series and -0.49% for the MSCI UK Small Cap Index (net dividends). As a result of the Series diversified investment approach, performance was determined principally by broad trends in the U.K. equity market, rather than the behavior of a limited number of stocks. The Series excludes a number of growth-oriented small cap stocks with low profitability that were held by the Index. These stocks generally underperformed, contributing to the Series' relative performance.

The Continental Small Company Series

   The Continental Small Company Series is designed to capture the returns of small company stocks in the developed markets of Europe (excluding the U.K.) and Israel, by purchasing shares in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Series held approximately 1,180 securities in 14 eligible developed continental European countries and Israel. Country allocations generally reflect the approximate weights of individual securities within a universe of continental European and Israeli small company stocks constructed by the Advisor. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2014, total returns were -2.25% for the Series and -3.31% for the MSCI Europe ex UK Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the continental European (excluding the U.K.) and Israeli equity markets, rather than the behavior of a limited number of stocks. For the period, the Series' outperformance was primarily attributable to differences in the valuation timing and methodology between the Series and the Index. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

The Canadian Small Company Series

   The Canadian Small Company Series is designed to capture the returns of Canadian small company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Series held approximately 370 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2014, total returns were -3.83% for the Series and -3.00% for the MSCI Canada Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the Canadian equity market. Due to construction methodology differences between the Series and the Index, the Series' holdings in the energy sector significantly underperformed those of the Index and contributed to the Series' relative underperformance. The Index held a number of companies in the energy sector that were outside of the Series' definition of small caps and these companies outperformed, which contributed to the Series' relative underperformance. The Series' exclusion of real estate investment trusts (REITs) also detracted from the Series' relative performance as REITs outperformed during the period.

The Emerging Markets Series

   The Emerging Markets Series is designed to capture the returns of large cap stocks in selected emerging markets countries. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Series held approximately 1,100 securities across 21 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2014, total returns were 1.74% for the Series and 0.64% for the MSCI Emerging Markets Index (net dividends). As a result of the Series' diversified approach, performance was generally determined by broad trends in emerging markets rather than the behavior of a limited number of stocks. The Series' relative performance benefited from a lower weight than the Index in Russia, among the lowest performing emerging markets during the period, and a higher weight in India and Taiwan, among the best performing emerging markets during the period. The Series excludes certain countries from eligibility that the Index holds, such as the UAE and Qatar. Both of these countries underperformed, and their exclusion contributed to the Series' outperformance.

The Emerging Markets Small Cap Series

   The Emerging Markets Small Cap Series is designed to capture the returns of small company stocks in selected emerging markets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Series held approximately 3,200 securities across 17 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2014, total returns were 5.60% for the Series and 0.64% for the MSCI Emerging Markets Index (net dividends). As a result of the Series' diversified approach, performance was principally determined by broad trends in emerging markets rather than the behavior of a limited number of stocks. The Series focuses on small cap stocks while the Index primarily holds large cap and mid-cap stocks. Emerging markets small cap stocks outperformed emerging markets large caps over the period, and the Series' greater exposure to small caps, particularly those in India, contributed to the Series' relative outperformance. During the year ended October 31, 2014, the Series did not invest in certain countries that the Index holds, such as the UAE, Qatar, and Russia. Russia underperformed significantly and, as it was excluded from the Series, contributed to the Series' relative performance.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                          Six Months Ended October 31, 2014
     EXPENSE TABLES
                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    05/01/14  10/31/14    Ratio*   Period*
                                    --------- --------- ---------- --------
     The U.S. Large Cap Value Series
     -
     Actual Fund Return............ $1,000.00 $1,056.90    0.11%    $0.57
     Hypothetical 5% Annual Return. $1,000.00 $1,024.65    0.11%    $0.56

     The DFA International Value Series
     -
     Actual Fund Return............ $1,000.00 $  941.00    0.22%    $1.08
     Hypothetical 5% Annual Return. $1,000.00 $1,024.10    0.22%    $1.12

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                         Beginning  Ending              Expenses
                                          Account  Account   Annualized   Paid
                                           Value    Value     Expense    During
                                         05/01/14  10/31/14    Ratio*   Period*
                                         --------- --------- ---------- --------
The Japanese Small Company Series
---------------------------------
Actual Fund Return...................... $1,000.00 $1,049.50    0.13%    $0.67
Hypothetical 5% Annual Return........... $1,000.00 $1,024.55    0.13%    $0.66

The Asia Pacific Small Company Series
-------------------------------------
Actual Fund Return...................... $1,000.00 $  963.60    0.13%    $0.64
Hypothetical 5% Annual Return........... $1,000.00 $1,024.55    0.13%    $0.66

The United Kingdom Small Company Series
---------------------------------------
Actual Fund Return...................... $1,000.00 $  924.20    0.11%    $0.53
Hypothetical 5% Annual Return........... $1,000.00 $1,024.65    0.11%    $0.56

The Continental Small Company Series
------------------------------------
Actual Fund Return...................... $1,000.00 $  850.80    0.12%    $0.56
Hypothetical 5% Annual Return........... $1,000.00 $1,024.60    0.12%    $0.61

The Canadian Small Company Series
---------------------------------
Actual Fund Return...................... $1,000.00 $  871.30    0.12%    $0.57
Hypothetical 5% Annual Return........... $1,000.00 $1,024.60    0.12%    $0.61

The Emerging Markets Series
---------------------------
Actual Fund Return...................... $1,000.00 $1,038.70    0.15%    $0.77
Hypothetical 5% Annual Return........... $1,000.00 $1,024.45    0.15%    $0.77

The Emerging Markets Small Cap Series
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,034.00    0.26%    $1.33
Hypothetical 5% Annual Return........... $1,000.00 $1,023.89    0.26%    $1.33

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 29, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        The U.S. Large Cap Value Series
              Consumer Discretionary.......................  12.3%
              Consumer Staples.............................   6.8%
              Energy.......................................  20.9%
              Financials...................................  20.7%
              Health Care..................................  10.6%
              Industrials..................................  12.1%
              Information Technology.......................   8.6%
              Materials....................................   3.3%
              Other........................................    --
              Telecommunication Services...................   4.4%
              Utilities....................................   0.3%
                                                            -----
                                                            100.0%

                      The DFA International Value Series
              Consumer Discretionary.......................  11.5%
              Consumer Staples.............................   4.2%
              Energy.......................................  13.2%
              Financials...................................  35.2%
              Health Care..................................   4.0%
              Industrials..................................   9.0%
              Information Technology.......................   3.4%
              Materials....................................  11.3%
              Other........................................    --
              Telecommunication Services...................   5.1%
              Utilities....................................   3.1%
                                                            -----
                                                            100.0%

                       The Japanese Small Company Series
              Consumer Discretionary.......................  20.6%
              Consumer Staples.............................   8.8%
              Energy.......................................   1.0%
              Financials...................................  11.7%
              Health Care..................................   4.9%
              Industrials..................................  29.7%
              Information Technology.......................  11.5%
              Materials....................................  11.1%
              Telecommunication Services...................   0.2%
              Utilities....................................   0.5%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                     The Asia Pacific Small Company Series
              Consumer Discretionary.......................  28.1%
              Consumer Staples.............................   4.8%
              Energy.......................................   5.0%
              Financials...................................  13.4%
              Health Care..................................   6.5%
              Industrials..................................  18.8%
              Information Technology.......................   5.7%
              Materials....................................  10.7%
              Other........................................    --
              Telecommunication Services...................   4.3%
              Utilities....................................   2.7%
                                                            -----
                                                            100.0%

                    The United Kingdom Small Company Series
              Consumer Discretionary.......................  25.9%
              Consumer Staples.............................   4.7%
              Energy.......................................   4.7%
              Financials...................................  15.1%
              Health Care..................................   3.8%
              Industrials..................................  24.9%
              Information Technology.......................   8.7%
              Materials....................................   6.8%
              Other........................................    --
              Telecommunication Services...................   2.8%
              Utilities....................................   2.6%
                                                            -----
                                                            100.0%

                     The Continental Small Company Series
              Consumer Discretionary.......................  14.5%
              Consumer Staples.............................   6.2%
              Energy.......................................   3.3%
              Financials...................................  17.9%
              Health Care..................................   9.8%
              Industrials..................................  26.3%
              Information Technology.......................   9.7%
              Materials....................................   7.7%
              Other........................................    --
              Telecommunication Services...................   2.4%
              Utilities....................................   2.2%
                                                            -----
                                                            100.0%

                       The Canadian Small Company Series
              Consumer Discretionary.......................  10.8%
              Consumer Staples.............................   3.7%
              Energy.......................................  26.9%
              Financials...................................   8.6%
              Health Care..................................   1.8%
              Industrials..................................  16.7%
              Information Technology.......................   6.4%
              Materials....................................  18.9%
              Other........................................    --
              Telecommunication Services...................   0.5%
              Utilities....................................   5.7%
                                                            -----
                                                            100.0%

                          The Emerging Markets Series
              Consumer Discretionary.......................   9.3%
              Consumer Staples.............................   8.3%
              Energy.......................................   8.8%
              Financials...................................  26.1%
              Health Care..................................   2.2%
              Industrials..................................   7.9%
              Information Technology.......................  17.4%
              Materials....................................   8.9%
              Other........................................    --
              Telecommunication Services...................   7.3%
              Utilities....................................   3.8%
                                                            -----
                                                            100.0%

                     The Emerging Markets Small Cap Series
              Consumer Discretionary.......................  17.7%
              Consumer Staples.............................   8.8%
              Energy.......................................   2.3%
              Financials...................................  16.1%
              Health Care..................................   6.0%
              Industrials..................................  17.7%
              Information Technology.......................  13.5%
              Materials....................................  13.0%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   1.0%
              Utilities....................................   3.8%
                                                            -----
                                                            100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                      Percentage
                                            Shares       Value+     of Net Assets**
                                            ------       ------     ---------------
COMMON STOCKS -- (95.1%)
Consumer Discretionary -- (11.7%)
    Comcast Corp. Class A................  9,873,756 $  546,512,395            3.0%
#   Comcast Corp. Special Class A........  3,813,064    210,252,349            1.1%
    General Motors Co....................  3,814,989    119,790,655            0.7%
    Time Warner Cable, Inc...............  1,876,119    276,183,478            1.5%
#   Time Warner, Inc.....................  5,052,904    401,554,281            2.2%
    Other Securities.....................               691,314,995            3.7%
                                                     --------------           -----
Total Consumer Discretionary.............             2,245,608,153           12.2%
                                                     --------------           -----
Consumer Staples -- (6.4%)
    Archer-Daniels-Midland Co............  2,861,952    134,511,744            0.7%
    CVS Health Corp......................  6,986,047    599,472,693            3.3%
    Mondelez International, Inc. Class A.  6,213,977    219,104,829            1.2%
    Other Securities.....................               283,040,723            1.5%
                                                     --------------           -----
Total Consumer Staples...................             1,236,129,989            6.7%
                                                     --------------           -----
Energy -- (19.8%)
    Anadarko Petroleum Corp..............  2,644,697    242,730,291            1.3%
    Apache Corp..........................  1,895,772    146,353,598            0.8%
    Chevron Corp.........................  5,620,609    674,192,050            3.7%
    ConocoPhillips.......................  6,993,622    504,589,827            2.7%
    Exxon Mobil Corp.....................  4,477,321    433,001,714            2.4%
    Hess Corp............................  1,628,606    138,122,075            0.7%
    Marathon Oil Corp....................  3,640,872    128,886,869            0.7%
    Marathon Petroleum Corp..............  1,752,484    159,300,796            0.9%
    National Oilwell Varco, Inc..........  1,968,548    142,995,327            0.8%
    Occidental Petroleum Corp............  2,823,071    251,055,704            1.4%
    Phillips 66..........................  2,603,498    204,374,593            1.1%
    Valero Energy Corp...................  2,806,975    140,601,378            0.8%
    Other Securities.....................               653,113,763            3.5%
                                                     --------------           -----
Total Energy.............................             3,819,317,985           20.8%
                                                     --------------           -----
Financials -- (19.7%)
    American International Group, Inc....  3,145,850    168,523,184            0.9%
    Bank of America Corp................. 16,826,224    288,738,004            1.6%
    Bank of New York Mellon Corp. (The)..  3,470,782    134,388,679            0.7%
    Capital One Financial Corp...........  2,096,624    173,537,568            0.9%
    Citigroup, Inc.......................  5,327,316    285,171,225            1.6%
    Goldman Sachs Group, Inc. (The)......    919,421    174,680,796            1.0%
    JPMorgan Chase & Co.................. 10,466,709    633,026,560            3.4%
    MetLife, Inc.........................  2,280,037    123,669,207            0.7%
    Morgan Stanley.......................  5,045,057    176,324,742            1.0%
    Prudential Financial, Inc............  1,229,198    108,833,191            0.6%
    Wells Fargo & Co.....................  4,057,795    215,428,337            1.2%
    Other Securities.....................             1,316,622,406            7.1%
                                                     --------------           -----
Total Financials.........................             3,798,943,899           20.7%
                                                     --------------           -----
Health Care -- (10.1%)
    Aetna, Inc...........................  2,009,110    165,771,666            0.9%
*   Express Scripts Holding Co...........  3,072,578    236,035,442            1.3%
    Pfizer, Inc.......................... 22,619,948    677,467,443            3.7%
    Thermo Fisher Scientific, Inc........  1,580,260    185,791,168            1.0%
    WellPoint, Inc.......................  1,674,297    212,116,687            1.1%
    Other Securities.....................               468,823,592            2.6%
                                                     --------------           -----
Total Health Care........................             1,946,005,998           10.6%
                                                     --------------           -----

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                       Percentage
                                                            Shares       Value+      of Net Assets**
                                                            ------       ------      ---------------
Industrials -- (11.5%)
      CSX Corp...........................................  5,604,703 $   199,695,568            1.1%
      Eaton Corp. P.L.C..................................  1,690,402     115,606,593            0.6%
      FedEx Corp.........................................    828,737     138,730,574            0.8%
      General Electric Co................................ 21,597,811     557,439,502            3.0%
#     Norfolk Southern Corp..............................  1,681,939     186,089,731            1.0%
      Northrop Grumman Corp..............................  1,364,645     188,266,424            1.0%
      Southwest Airlines Co..............................  3,905,821     134,672,708            0.7%
      Union Pacific Corp.................................  2,788,102     324,674,478            1.8%
      Other Securities...................................                372,674,139            2.0%
                                                                     ---------------          ------
Total Industrials........................................              2,217,849,717           12.0%
                                                                     ---------------          ------
Information Technology -- (8.2%)
      Cisco Systems, Inc.................................  8,906,456     217,940,978            1.2%
      Hewlett-Packard Co.................................  9,619,949     345,163,770            1.9%
#     Intel Corp.........................................  9,210,936     313,263,933            1.7%
#*    Micron Technology, Inc.............................  3,654,213     120,917,908            0.7%
      Other Securities...................................                586,548,708            3.1%
                                                                     ---------------          ------
Total Information Technology.............................              1,583,835,297            8.6%
                                                                     ---------------          ------
Materials -- (3.2%)
      Freeport-McMoRan, Inc..............................  4,647,012     132,439,842            0.7%
      Other Securities...................................                474,065,162            2.6%
                                                                     ---------------          ------
Total Materials..........................................                606,505,004            3.3%
                                                                     ---------------          ------
Telecommunication Services -- (4.2%)
#     AT&T, Inc.......................................... 18,488,608     644,143,103            3.5%
      Other Securities...................................                161,208,509            0.9%
                                                                     ---------------          ------
Total Telecommunication Services.........................                805,351,612            4.4%
                                                                     ---------------          ------
Utilities -- (0.3%)
      Other Securities...................................                 52,328,955            0.3%
                                                                     ---------------          ------
TOTAL COMMON STOCKS......................................             18,311,876,609           99.6%
                                                                     ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                      7,528            0.0%
                                                                     ---------------          ------

TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional Liquid Reserves, 0.077%. 87,103,094      87,103,094            0.5%
                                                                     ---------------          ------

SECURITIES LENDING COLLATERAL -- (4.4%)
(S)@  DFA Short Term Investment Fund..................... 74,271,257     859,318,447            4.7%
                                                                     ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,592,557,040)...............................              $19,258,305,678          104.8%
                                                                     ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------- ------------ ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 2,245,608,153           --   --    $ 2,245,608,153
  Consumer Staples............   1,236,129,989           --   --      1,236,129,989
  Energy......................   3,819,317,985           --   --      3,819,317,985
  Financials..................   3,798,943,899           --   --      3,798,943,899
  Health Care.................   1,946,005,998           --   --      1,946,005,998
  Industrials.................   2,217,849,717           --   --      2,217,849,717
  Information Technology......   1,583,835,297           --   --      1,583,835,297
  Materials...................     606,505,004           --   --        606,505,004
  Telecommunication Services..     805,351,612           --   --        805,351,612
  Utilities...................      52,328,955           --   --         52,328,955
  Rights/Warrants.............              -- $      7,528   --              7,528
Temporary Cash Investments....      87,103,094           --   --         87,103,094
Securities Lending Collateral.              --  859,318,447   --        859,318,447
                               --------------- ------------   --    ---------------
TOTAL......................... $18,398,979,703 $859,325,975   --    $19,258,305,678
                               =============== ============   ==    ===============

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                 Percentage
                                         Shares     Value++    of Net Assets**
                                         ------     -------    ---------------
  COMMON STOCKS -- (94.3%)
  AUSTRALIA -- (5.8%)
      Macquarie Group, Ltd............. 1,184,395 $ 64,009,420            0.7%
      National Australia Bank, Ltd..... 1,748,681   54,096,766            0.6%
      Santos, Ltd...................... 4,404,343   50,470,467            0.5%
      Suncorp Group, Ltd............... 3,736,013   48,613,845            0.5%
  #   Wesfarmers, Ltd.................. 2,317,545   90,193,505            1.0%
      Other Securities.................            266,392,193            2.8%
                                                  ------------            ----
  TOTAL AUSTRALIA......................            573,776,196            6.1%
                                                  ------------            ----

  AUSTRIA -- (0.1%)
      Other Securities.................             13,688,459            0.2%
                                                  ------------            ----

  BELGIUM -- (1.2%)
      Other Securities.................            115,542,460            1.2%
                                                  ------------            ----

  CANADA -- (7.8%)
      Canadian Natural Resources, Ltd.. 1,849,320   64,534,631            0.7%
  #   Manulife Financial Corp.......... 3,287,435   62,391,406            0.7%
      Suncor Energy, Inc............... 3,750,370  133,170,496            1.4%
      Other Securities.................            506,038,567            5.4%
                                                  ------------            ----
  TOTAL CANADA.........................            766,135,100            8.2%
                                                  ------------            ----

  CHINA -- (0.0%)
      Other Securities.................                 30,085            0.0%
                                                  ------------            ----

  DENMARK -- (1.4%)
      Other Securities.................            134,026,860            1.4%
                                                  ------------            ----

  FINLAND -- (0.7%)
      Other Securities.................             74,138,749            0.8%
                                                  ------------            ----

  FRANCE -- (8.0%)
      AXA SA........................... 4,004,754   92,503,906            1.0%
      BNP Paribas SA...................   783,124   49,213,123            0.5%
      Cie de St-Gobain................. 1,103,444   47,431,371            0.5%
      GDF Suez......................... 3,247,971   78,860,475            0.8%
      Orange SA........................ 3,989,277   63,510,770            0.7%
      Renault SA.......................   759,515   56,497,480            0.6%
      Societe Generale SA.............. 1,296,228   62,466,561            0.7%
      Vivendi SA....................... 3,686,124   90,049,366            1.0%
      Other Securities.................            244,827,209            2.6%
                                                  ------------            ----
  TOTAL FRANCE.........................            785,360,261            8.4%
                                                  ------------            ----

  GERMANY -- (6.3%)
      Allianz SE.......................   642,692  102,202,246            1.1%
      Bayerische Motoren Werke AG......   765,791   82,121,669            0.9%
      Daimler AG....................... 2,214,556  172,666,663            1.8%
      Other Securities.................            258,875,046            2.8%
                                                  ------------            ----
  TOTAL GERMANY........................            615,865,624            6.6%
                                                  ------------            ----

  HONG KONG -- (2.7%)
      Hutchison Whampoa, Ltd........... 5,076,000   64,497,462            0.7%
      Other Securities.................            202,183,086            2.2%
                                                  ------------            ----
  TOTAL HONG KONG......................            266,680,548            2.9%
                                                  ------------            ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                         Percentage
                                               Shares      Value++     of Net Assets**
                                               ------      -------     ---------------

IRELAND -- (0.2%)
    Other Securities........................            $   22,188,446            0.2%
                                                        --------------           -----

ISRAEL -- (0.3%)
    Other Securities........................                30,877,234            0.3%
                                                        --------------           -----

ITALY -- (1.8%)
    UniCredit SpA...........................  6,991,980     50,640,963            0.5%
    Other Securities........................               122,767,297            1.4%
                                                        --------------           -----
TOTAL ITALY.................................               173,408,260            1.9%
                                                        --------------           -----

JAPAN -- (21.0%)
    Honda Motor Co., Ltd....................  2,621,200     83,797,746            0.9%
    Mitsubishi UFJ Financial Group, Inc..... 21,459,506    125,092,037            1.3%
    Mizuho Financial Group, Inc............. 51,323,400     93,527,433            1.0%
    Nippon Steel & Sumitomo Metal Corp...... 19,063,940     50,306,760            0.5%
    Nissan Motor Co., Ltd...................  5,844,900     53,315,418            0.6%
    NTT DOCOMO, Inc.........................  3,091,700     52,144,249            0.6%
    Sumitomo Mitsui Financial Group, Inc....  2,678,800    109,249,245            1.2%
    Other Securities........................             1,496,080,852           16.0%
                                                        --------------           -----
TOTAL JAPAN.................................             2,063,513,740           22.1%
                                                        --------------           -----

NETHERLANDS -- (3.2%)
*   ING Groep NV............................  6,479,202     92,784,515            1.0%
    Other Securities........................               221,541,679            2.4%
                                                        --------------           -----
TOTAL NETHERLANDS                                          314,326,194            3.4%
                                                        --------------           -----
NEW ZEALAND -- (0.1%)
    Other Securities........................                 9,374,710            0.1%
                                                        --------------           -----

NORWAY -- (0.8%)
    Other Securities........................                76,742,959            0.8%
                                                        --------------           -----

PORTUGAL -- (0.0%)
    Other Securities........................                 3,873,915            0.0%
                                                        --------------           -----

SINGAPORE -- (1.2%)
    Other Securities........................               116,978,973            1.3%
                                                        --------------           -----

SPAIN -- (2.4%)
    Iberdrola SA............................ 11,714,112     82,923,213            0.9%
    Other Securities........................               153,903,256            1.6%
                                                        --------------           -----
TOTAL SPAIN.................................               236,826,469            2.5%
                                                        --------------           -----

SWEDEN -- (3.0%)
    Nordea Bank AB..........................  3,823,977     49,183,048            0.5%
    Telefonaktiebolaget LM Ericsson Class B.  4,879,427     57,657,241            0.6%
    Other Securities........................               187,488,169            2.1%
                                                        --------------           -----
TOTAL SWEDEN................................               294,328,458            3.2%
                                                        --------------           -----

SWITZERLAND -- (9.9%)
    ABB, Ltd................................  3,170,149     69,548,848            0.7%
    Holcim, Ltd.............................    887,877     63,016,649            0.7%
    Novartis AG.............................  2,434,443    225,923,258            2.4%
    Novartis AG ADR.........................    681,571     63,174,816            0.7%
    Swiss Re AG.............................  1,547,148    125,103,648            1.3%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                           Percentage
                                                 Shares      Value++     of Net Assets**
                                                 ------      -------     ---------------

SWITZERLAND -- (Continued)
      UBS AG..................................  4,344,251 $   75,538,418            0.8%
      Zurich Insurance Group AG...............    333,311    100,869,393            1.1%
      Other Securities........................               246,924,514            2.7%
                                                          --------------          ------
TOTAL SWITZERLAND.............................               970,099,544           10.4%
                                                          --------------          ------

UNITED KINGDOM -- (16.4%)
      Anglo American P.L.C....................  3,310,475     69,895,879            0.7%
#     Barclays P.L.C. Sponsored ADR...........  5,060,358     77,929,513            0.8%
      BP P.L.C. Sponsored ADR.................  7,387,909    321,078,524            3.4%
      Glencore P.L.C..........................  9,442,477     48,445,899            0.5%
      HSBC Holdings P.L.C.....................  9,197,250     93,769,306            1.0%
      HSBC Holdings P.L.C. Sponsored ADR......  2,089,967    106,630,116            1.1%
#     Royal Dutch Shell P.L.C. ADR(780259107).  3,323,210    248,144,091            2.7%
      Royal Dutch Shell P.L.C. ADR(780259206).    755,142     54,211,644            0.6%
      Standard Chartered P.L.C................  4,120,837     62,029,541            0.7%
      Vodafone Group P.L.C.................... 27,417,470     91,175,542            1.0%
      Vodafone Group P.L.C. Sponsored ADR.....  2,196,216     72,958,305            0.8%
      Other Securities........................               361,708,827            3.9%
                                                          --------------          ------
TOTAL UNITED KINGDOM..........................             1,607,977,187           17.2%
                                                          --------------          ------
TOTAL COMMON STOCKS...........................             9,265,760,431           99.2%
                                                          --------------          ------

PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
      Other Securities........................                20,887,882            0.2%
                                                          --------------          ------

RIGHTS/WARRANTS -- (0.0%)
FRANCE -- (0.0%)
      Other Securities........................                   241,112            0.0%
                                                          --------------          ------
SPAIN -- (0.0%)
      Other Securities........................                   648,719            0.0%
                                                          --------------          ------
TOTAL RIGHTS/WARRANTS.........................                   889,831            0.0%
                                                          --------------          ------

                                                             Value+
                                                   -         ------
SECURITIES LENDING COLLATERAL -- (5.5%)
(S)@  DFA Short Term Investment Fund.......... 46,617,671    539,366,448            5.8%
                                                          --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,769,870,982).....................              $9,826,904,592          105.2%
                                                          ==============          ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Australia................... $   18,343,012 $  555,433,184   --    $  573,776,196
  Austria.....................             --     13,688,459   --        13,688,459
  Belgium.....................      3,605,664    111,936,796   --       115,542,460
  Canada......................    766,135,100             --   --       766,135,100
  China.......................             --         30,085   --            30,085
  Denmark.....................             --    134,026,860   --       134,026,860
  Finland.....................      1,844,352     72,294,397   --        74,138,749
  France......................      4,069,567    781,290,694   --       785,360,261
  Germany.....................     60,551,498    555,314,126   --       615,865,624
  Hong Kong...................             --    266,680,548   --       266,680,548
  Ireland.....................      4,822,991     17,365,455   --        22,188,446
  Israel......................        752,406     30,124,828   --        30,877,234
  Italy.......................     21,181,850    152,226,410   --       173,408,260
  Japan.......................     69,435,900  1,994,077,840   --     2,063,513,740
  Netherlands.................     26,977,934    287,348,260   --       314,326,194
  New Zealand.................             --      9,374,710   --         9,374,710
  Norway......................      5,167,596     71,575,363   --        76,742,959
  Portugal....................             --      3,873,915   --         3,873,915
  Singapore...................             --    116,978,973   --       116,978,973
  Spain.......................      6,381,719    230,444,750   --       236,826,469
  Sweden......................     11,273,598    283,054,860   --       294,328,458
  Switzerland.................     96,770,573    873,328,971   --       970,099,544
  United Kingdom..............    924,692,710    683,284,477   --     1,607,977,187
Preferred Stocks
  Germany.....................             --     20,887,882   --        20,887,882
Rights/Warrants
  France......................             --        241,112   --           241,112
  Spain.......................             --        648,719   --           648,719
Securities Lending Collateral.             --    539,366,448   --       539,366,448
                               -------------- --------------   --    --------------
TOTAL......................... $2,022,006,470 $7,804,898,122   --    $9,826,904,592
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                          Percentage
                                                  Shares     Value++    of Net Assets**
                                                  ------     -------    ---------------
COMMON STOCKS -- (86.8%)
Consumer Discretionary -- (17.9%)
    Aoyama Trading Co., Ltd.....................   315,900 $  7,513,669            0.3%
    H2O Retailing Corp..........................   442,605    7,361,480            0.3%
    Nifco, Inc..................................   295,500    9,363,392            0.4%
#   Resorttrust, Inc............................   291,116    7,018,444            0.3%
    Shimachu Co., Ltd...........................   295,800    7,615,745            0.3%
    Wacoal Holdings Corp........................   629,000    6,550,239            0.3%
    Other Securities............................            466,467,139           18.5%
                                                           ------------           -----
Total Consumer Discretionary....................            511,890,108           20.4%
                                                           ------------           -----
Consumer Staples -- (7.6%)
    Matsumotokiyoshi Holdings Co., Ltd..........   229,700    6,680,147            0.3%
    Sapporo Holdings, Ltd....................... 1,993,000    8,625,333            0.4%
#   Takara Holdings, Inc........................   814,000    6,480,260            0.3%
#   UNY Group Holdings Co., Ltd................. 1,471,300    7,799,995            0.3%
    Other Securities............................            189,525,032            7.4%
                                                           ------------           -----
Total Consumer Staples..........................            219,110,767            8.7%
                                                           ------------           -----
Energy -- (0.9%)
    Other Securities............................             25,847,200            1.0%
                                                           ------------           -----
Financials -- (10.2%)
    Awa Bank, Ltd. (The)........................ 1,185,000    7,105,993            0.3%
    Daishi Bank, Ltd. (The)..................... 2,061,000    7,293,168            0.3%
    Higo Bank, Ltd. (The)....................... 1,151,000    6,551,664            0.3%
    Juroku Bank, Ltd. (The)..................... 2,060,000    8,124,606            0.3%
    Keiyo Bank, Ltd. (The)...................... 1,325,000    6,927,376            0.3%
#*  Leopalace21 Corp............................ 1,523,700    9,543,623            0.4%
    Musashino Bank, Ltd. (The)..................   203,400    6,891,841            0.3%
    North Pacific Bank, Ltd..................... 1,846,200    7,610,951            0.3%
    San-In Godo Bank, Ltd. (The)................   980,000    7,550,640            0.3%
    Senshu Ikeda Holdings, Inc.................. 1,365,100    7,062,181            0.3%
    Other Securities............................            217,936,777            8.6%
                                                           ------------           -----
Total Financials................................            292,598,820           11.7%
                                                           ------------           -----
Health Care -- (4.3%)
    Other Securities............................            122,558,383            4.9%
                                                           ------------           -----
Industrials -- (25.8%)
    Aica Kogyo Co., Ltd.........................   318,300    6,588,512            0.3%
    DMG Mori Seiki Co., Ltd.....................   577,200    6,798,023            0.3%
    Fujikura, Ltd............................... 2,042,000    8,577,639            0.4%
#   Furukawa Electric Co., Ltd.................. 4,610,000    8,136,200            0.3%
    Glory, Ltd..................................   274,400    7,071,142            0.3%
#   Hazama Ando Corp............................ 1,049,700    7,056,975            0.3%
#   Iwatani Corp................................ 1,107,000    7,568,717            0.3%
#   Japan Steel Works, Ltd. (The)............... 1,988,000    7,111,136            0.3%
#   Maeda Corp..................................   845,000    7,470,851            0.3%
    Mitsui Engineering & Shipbuilding Co., Ltd.. 4,886,000   10,622,003            0.4%
    Nishi-Nippon Railroad Co., Ltd.............. 1,627,000    6,482,809            0.3%
    Nishimatsu Construction Co., Ltd............ 1,855,000    9,006,722            0.4%
    Nisshinbo Holdings, Inc.....................   929,000    7,672,103            0.3%
    OSG Corp....................................   455,100    7,420,946            0.3%
    Sankyu, Inc................................. 1,561,000    7,216,910            0.3%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                      Percentage
                                            Shares      Value++     of Net Assets**
                                            ------      -------     ---------------
Industrials -- (Continued)
      Sanwa Holdings Corp................  1,262,100 $    8,751,418            0.4%
      Tsubakimoto Chain Co...............    854,700      6,742,103            0.3%
      Other Securities...................               607,859,813           24.0%
                                                     --------------          ------
Total Industrials........................               738,154,022           29.5%
                                                     --------------          ------
Information Technology -- (10.0%)
      Anritsu Corp.......................    865,700      6,702,549            0.3%
      Horiba, Ltd........................    218,850      7,917,501            0.3%
#     IT Holdings Corp...................    519,701      8,491,586            0.4%
      Oki Electric Industry Co., Ltd.....  4,385,000     10,188,368            0.4%
#     SCREEN Holdings Co., Ltd...........  1,267,000      6,905,771            0.3%
#     Taiyo Yuden Co., Ltd...............    661,300      6,797,894            0.3%
      Other Securities...................               239,685,095            9.4%
                                                     --------------          ------
Total Information Technology.............               286,688,764           11.4%
                                                     --------------          ------
Materials -- (9.6%)
      ADEKA Corp.........................    530,500      6,847,875            0.3%
      Lintec Corp........................    312,600      6,526,618            0.3%
      Mitsui Mining & Smelting Co., Ltd..  3,666,000      9,724,344            0.4%
      Nihon Parkerizing Co., Ltd.........    275,800      6,583,269            0.3%
#     Sumitomo Osaka Cement Co., Ltd.....  2,682,000      8,383,958            0.3%
      Tokuyama Corp......................  2,222,000      6,495,139            0.3%
      Toyobo Co., Ltd....................  5,435,000      7,823,086            0.3%
      Other Securities...................               223,923,257            8.8%
                                                     --------------          ------
Total Materials..........................               276,307,546           11.0%
                                                     --------------          ------
Telecommunication Services -- (0.1%)
      Other Securities...................                 4,309,409            0.2%
                                                     --------------          ------
Utilities -- (0.4%)
      Other Securities...................                11,429,517            0.5%
                                                     --------------          ------
TOTAL COMMON STOCKS......................             2,488,894,536           99.3%
                                                     --------------          ------

                                                        Value+
                                              -         ------             -
SECURITIES LENDING COLLATERAL -- (13.2%)
(S)@  DFA Short Term Investment Fund..... 32,591,293    377,081,264           15.1%
                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,741,341,199)................              $2,865,975,800          114.4%
                                                     ==============          ======

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               -------------------------------------------------
                                 Level 1      Level 2     Level 3     Total
                               ----------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary...... $ 4,646,036 $  507,244,072   --    $  511,890,108
  Consumer Staples............     803,849    218,306,918   --       219,110,767
  Energy......................          --     25,847,200   --        25,847,200
  Financials..................  10,448,978    282,149,842   --       292,598,820
  Health Care.................          --    122,558,383   --       122,558,383
  Industrials.................          --    738,154,022   --       738,154,022
  Information Technology......          --    286,688,764   --       286,688,764
  Materials...................          --    276,307,546   --       276,307,546
  Telecommunication Services..          --      4,309,409   --         4,309,409
  Utilities...................          --     11,429,517   --        11,429,517
Securities Lending Collateral.          --    377,081,264   --       377,081,264
                               ----------- --------------   --    --------------
TOTAL......................... $15,898,863 $2,850,076,937   --    $2,865,975,800
                               =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                           Percentage
                                             Shares       Value++        of Net Assets**
                                             ------       -------        ---------------
COMMON STOCKS -- (78.7%)
AUSTRALIA -- (41.6%)
#   Adelaide Brighton, Ltd................  3,634,701 $    10,838,815               0.8%
    Ansell, Ltd...........................    544,496       9,550,805               0.7%
#   Aristocrat Leisure, Ltd...............  3,124,863      17,765,461               1.2%
#   Beach Energy, Ltd.....................  9,353,942       9,675,702               0.7%
*   BlueScope Steel, Ltd..................  1,945,699       9,070,776               0.6%
#   carsales.com, Ltd.....................  1,736,291      16,384,267               1.1%
    CSR, Ltd..............................  3,291,003      10,072,540               0.7%
#   Downer EDI, Ltd.......................  2,989,518      12,624,250               0.9%
    DuluxGroup, Ltd.......................  3,082,903      14,569,397               1.0%
#   Echo Entertainment Group, Ltd.........  4,331,523      14,543,934               1.0%
    Fairfax Media, Ltd.................... 14,676,907      10,549,342               0.7%
#   GrainCorp, Ltd. Class A...............  1,240,760       9,596,665               0.7%
#   iiNET, Ltd............................  1,110,524       7,836,764               0.5%
    Independence Group NL.................  1,827,105       7,316,662               0.5%
#   Invocare, Ltd.........................    894,310       9,542,450               0.7%
#   IOOF Holdings, Ltd....................  1,906,008      15,203,012               1.1%
#   Iress, Ltd............................  1,080,718       9,403,408               0.7%
#   JB Hi-Fi, Ltd.........................    860,733      11,852,634               0.8%
#   M2 Group, Ltd.........................  1,270,142       8,813,121               0.6%
#   Metcash, Ltd..........................  4,422,950      11,046,633               0.8%
#   Mineral Resources, Ltd................  1,202,488       9,013,856               0.6%
#   Monadelphous Group, Ltd...............    707,732       7,849,897               0.5%
#   Myer Holdings, Ltd....................  4,168,808       7,079,608               0.5%
#   NIB Holdings, Ltd.....................  2,712,998       7,818,566               0.5%
#   OZ Minerals, Ltd......................  2,263,016       7,776,456               0.5%
#   Perpetual, Ltd........................    359,597      14,703,016               1.0%
    Primary Health Care, Ltd..............  3,240,864      13,281,170               0.9%
*   Qantas Airways, Ltd...................  4,914,897       7,343,406               0.5%
    Reece Australia, Ltd..................    238,257       6,983,909               0.5%
#   Sims Metal Management, Ltd............  1,378,490      13,761,961               1.0%
#   Sirtex Medical, Ltd...................    409,434       9,401,832               0.7%
    Spark Infrastructure Group............ 10,691,774      17,972,704               1.2%
#   Super Retail Group, Ltd...............  1,291,875       8,382,739               0.6%
    Tabcorp Holdings, Ltd.................  2,426,529       8,716,499               0.6%
#   TPG Telecom, Ltd......................  1,231,044       7,970,965               0.6%
#   Transpacific Industries Group, Ltd....  9,657,560       7,675,573               0.5%
#*  UGL, Ltd..............................  1,220,877       7,551,660               0.5%
    Other Securities......................                376,339,345              25.7%
                                                      ---------------              -----
TOTAL AUSTRALIA...........................                765,879,800              52.7%
                                                      ---------------              -----

BERMUDA -- (0.0%)
    Other Securities......................                     26,808               0.0%
                                                      ---------------              -----

CHINA -- (0.2%)
    Other Securities......................                  3,119,336               0.2%
                                                      ---------------              -----

HONG KONG -- (20.7%)
    Dah Sing Financial Holdings, Ltd......  1,208,544       7,525,263               0.5%
#   Esprit Holdings, Ltd.................. 13,739,550      17,211,169               1.2%
    Hopewell Holdings, Ltd................  2,973,000      10,569,755               0.7%
#   Luk Fook Holdings International, Ltd..  2,792,000       8,306,888               0.6%
    Melco International Development, Ltd..  3,620,000       9,838,366               0.7%
    Xinyi Glass Holdings, Ltd............. 16,212,000       9,536,952               0.7%
    Other Securities......................                317,754,477              21.8%
                                                      ---------------              -----
TOTAL HONG KONG......................................     380,742,870              26.2%
                                                      ---------------              -----

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                 Percentage
                                                Shares          Value++        of Net Assets**
                                                ------          -------        ---------------
NEW ZEALAND -- (7.1%)
#     Fisher & Paykel Healthcare Corp., Ltd..  4,076,344    $    17,813,660               1.2%
#     Infratil, Ltd..........................  3,206,161          7,206,718               0.5%
#     Ryman Healthcare, Ltd..................  2,312,512         13,691,535               0.9%
#     Sky Network Television, Ltd............  2,017,881         10,019,430               0.7%
#     SKYCITY Entertainment Group, Ltd.......  4,308,638         13,173,223               0.9%
      Other Securities.......................                    68,677,900               4.8%
                                                            ---------------             ------
TOTAL NEW ZEALAND............................                   130,582,466               9.0%
                                                            ---------------             ------
SINGAPORE -- (9.1%)
      Singapore Post, Ltd....................  6,765,120         10,383,577               0.7%
      Venture Corp., Ltd.....................  1,694,000         10,203,641               0.7%
      Other Securities.......................                   146,437,456              10.1%
                                                            ---------------             ------
TOTAL SINGAPORE..............................                   167,024,674              11.5%
                                                            ---------------             ------
TOTAL COMMON STOCKS..........................                 1,447,375,954              99.6%
                                                            ---------------             ------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities.......................                            --               0.0%
                                                            ---------------             ------
HONG KONG -- (0.0%)
      Other Securities.......................                        87,216               0.0%
                                                            ---------------             ------
SINGAPORE -- (0.0%)
      Other Securities.......................                         2,095               0.0%
                                                            ---------------             ------
TOTAL RIGHTS/WARRANTS........................                        89,311               0.0%
                                                            ---------------             ------

                                                                Value+
                                                  -             ------                -
SECURITIES LENDING COLLATERAL -- (21.3%)
(S)@  DFA Short Term Investment Fund......... 33,782,209        390,860,156              26.9%
                                                            ---------------             ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,833,068,732)....................                 $ 1,838,325,421             126.5%
                                                            ===============             ======

Summary of the Series' investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                                 -------------------------------------------------
                                   Level 1      Level 2     Level 3     Total
                                 ----------- -------------- ------- --------------
Common Stocks
  Australia..................... $12,261,409 $  753,618,391   --    $  765,879,800
  Bermuda.......................          --         26,808   --            26,808
  China.........................          --      3,119,336   --         3,119,336
  Hong Kong.....................   1,079,370    379,663,500   --       380,742,870
  New Zealand...................     396,491    130,185,975   --       130,582,466
  Singapore.....................     485,216    166,539,458   --       167,024,674
Rights/Warrants
  Australia.....................          --             --   --                --
  Hong Kong.....................          --         87,216   --            87,216
  Singapore.....................          --          2,095   --             2,095
  Securities Lending Collateral.          --    390,860,156   --       390,860,156
                                 ----------- --------------   --    --------------
TOTAL........................... $14,222,486 $1,824,102,935   --    $1,838,325,421
                                 =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                  Percentage
                                          Shares     Value++    of Net Assets**
                                          ------     -------    ---------------
 COMMON STOCKS -- (97.3%)
 Consumer Discretionary -- (25.2%)
     Barratt Developments P.L.C........  3,291,665 $ 22,127,812            1.1%
     Bellway P.L.C.....................    652,849   18,313,143            0.9%
     Berkeley Group Holdings P.L.C.....    687,947   25,159,106            1.3%
     Daily Mail & General Trust P.L.C..  1,422,483   17,999,359            0.9%
     Dixons Carphone P.L.C.............  2,319,507   14,728,353            0.7%
     Greene King P.L.C.................  1,421,372   18,273,797            0.9%
     Howden Joinery Group P.L.C........  3,423,456   18,783,244            0.9%
     Inchcape P.L.C....................  2,330,419   25,961,589            1.3%
     Informa P.L.C.....................  3,256,622   25,106,456            1.3%
     Rightmove P.L.C...................    492,413   16,655,156            0.8%
     Taylor Wimpey P.L.C............... 14,989,056   28,472,629            1.4%
 *   Thomas Cook Group P.L.C...........  7,517,966   14,978,554            0.8%
     WH Smith P.L.C....................    711,405   12,844,258            0.6%
     William Hill P.L.C................  4,494,667   25,956,438            1.3%
     Other Securities..................             228,230,551           11.5%
                                                   ------------           -----
 Total Consumer Discretionary..........             513,590,445           25.7%
                                                   ------------           -----
 Consumer Staples -- (4.5%)
     Booker Group P.L.C................  7,511,637   16,881,209            0.8%
     Britvic P.L.C.....................  1,277,429   13,927,819            0.7%
     Tate & Lyle P.L.C.................  1,515,587   14,667,991            0.7%
     Other Securities..................              46,852,034            2.4%
                                                   ------------           -----
 Total Consumer Staples................              92,329,053            4.6%
                                                   ------------           -----
 Energy -- (4.6%)
     AMEC P.L.C........................  1,114,094   18,576,553            0.9%
     John Wood Group P.L.C.............  1,961,228   20,808,838            1.0%
     Other Securities..................              54,101,541            2.8%
                                                   ------------           -----
 Total Energy..........................              93,486,932            4.7%
                                                   ------------           -----
 Financials -- (14.7%)
     Amlin P.L.C.......................  2,654,495   19,373,906            1.0%
     Catlin Group, Ltd.................  1,883,388   16,179,782            0.8%
     Close Brothers Group P.L.C........    788,970   18,514,828            0.9%
     Henderson Group P.L.C.............  5,677,167   19,118,900            1.0%
     Hiscox, Ltd.......................  1,674,250   18,260,643            0.9%
     ICAP P.L.C........................  2,893,657   19,427,173            1.0%
     IG Group Holdings P.L.C...........  1,931,185   18,611,712            0.9%
     Man Group P.L.C...................  9,800,117   19,431,406            1.0%
     Other Securities..................             151,018,176            7.5%
                                                   ------------           -----
 Total Financials......................             299,936,526           15.0%
                                                   ------------           -----
 Health Care -- (3.7%)
 *   BTG P.L.C.........................  1,781,080   21,529,272            1.1%
     Hikma Pharmaceuticals P.L.C.......    713,706   21,647,047            1.1%
     Other Securities..................              32,975,002            1.6%
                                                   ------------           -----
 Total Health Care.....................              76,151,321            3.8%
                                                   ------------           -----
 Industrials -- (24.2%)
     Ashtead Group P.L.C...............  1,347,260   22,572,306            1.1%
     BBA Aviation P.L.C................  2,792,163   15,805,781            0.8%
     Berendsen P.L.C...................    852,867   13,810,534            0.7%
     Cobham P.L.C......................  5,618,202   26,207,126            1.3%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                   Percentage
                                         Shares      Value++     of Net Assets**
                                         ------      -------     ---------------
Industrials -- (Continued)
       DCC P.L.C.......................   447,754 $   25,092,474            1.3%
       Hays P.L.C...................... 7,359,440     14,534,905            0.7%
       Melrose Industries P.L.C........ 4,127,987     16,966,362            0.9%
       Rentokil Initial P.L.C.......... 9,576,875     18,886,873            1.0%
       Rotork P.L.C....................   446,606     18,307,009            0.9%
       Spirax-Sarco Engineering P.L.C..   399,105     18,236,514            0.9%
       Stagecoach Group P.L.C.......... 2,248,039     13,934,215            0.7%
       Other Securities................              289,288,480           14.5%
                                                  --------------          ------
Total Industrials......................              493,642,579           24.8%
                                                  --------------          ------
Information Technology -- (8.5%)
       Halma P.L.C..................... 2,008,362     20,039,284            1.0%
       Spectris P.L.C..................   601,319     17,368,409            0.9%
#      Telecity Group P.L.C............ 1,018,433     12,576,541            0.6%
       Other Securities................              121,983,693            6.1%
                                                  --------------          ------
Total Information Technology...........              171,967,927            8.6%
                                                  --------------          ------
Materials -- (6.6%)
       Croda International P.L.C.......   463,619     17,045,566            0.9%
       DS Smith P.L.C.................. 4,875,734     20,708,475            1.0%
       Essentra P.L.C.................. 1,229,761     13,539,887            0.7%
       Other Securities................               83,503,314            4.2%
                                                  --------------          ------
Total Materials........................              134,797,242            6.8%
                                                  --------------          ------
Telecommunication Services -- (2.7%)
       Inmarsat P.L.C.................. 2,296,017     25,210,004            1.3%
       TalkTalk Telecom Group P.L.C.... 2,703,937     13,013,957            0.6%
       Other Securities................               17,470,514            0.9%
                                                  --------------          ------
Total Telecommunication Services.......               55,694,475            2.8%
                                                  --------------          ------
Utilities -- (2.6%)
       Drax Group P.L.C................ 2,103,725     20,016,929            1.0%
       Pennon Group P.L.C.............. 2,061,341     27,507,186            1.4%
       Other Securities................                4,895,586            0.2%
                                                  --------------          ------
Total Utilities........................               52,419,701            2.6%
                                                  --------------          ------
TOTAL COMMON STOCKS....................            1,984,016,201           99.4%
                                                  --------------          ------

RIGHTS/WARRANTS -- (0.1%)
       Other Securities................                1,128,981            0.1%
                                                  --------------          ------

SECURITIES LENDING COLLATERAL -- (2.6%)
(S)@   DFA Short Term Investment Fund.. 4,557,215     52,726,974            2.6%
                                                  --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,533,323,942)..............             $2,037,872,156          102.1%
                                                  ==============          ======

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               ------------------------------------------------
                                Level 1      Level 2     Level 3     Total
                               ---------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary...... $1,705,687 $  511,884,758   --    $  513,590,445
  Consumer Staples............         --     92,329,053   --        92,329,053
  Energy......................         --     93,486,932   --        93,486,932
  Financials..................         --    299,936,526   --       299,936,526
  Health Care.................    413,391     75,737,930   --        76,151,321
  Industrials.................         --    493,642,579   --       493,642,579
  Information Technology......     36,400    171,931,527   --       171,967,927
  Materials...................     41,172    134,756,070   --       134,797,242
  Telecommunication Services..         --     55,694,475   --        55,694,475
  Utilities...................         --     52,419,701   --        52,419,701
Rights/Warrants...............  1,083,818         45,163   --         1,128,981
Securities Lending Collateral.         --     52,726,974   --        52,726,974
                               ---------- --------------   --    --------------
TOTAL......................... $3,280,468 $2,034,591,688   --    $2,037,872,156
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                             Percentage
                                      Shares    Value++    of Net Assets**
                                      ------    -------    ---------------
      COMMON STOCKS -- (87.6%)
      AUSTRIA -- (2.0%)
          Other Securities...........         $ 71,759,411            2.3%
                                              ------------          ------

      BELGIUM -- (2.9%)
          Ackermans & van Haaren NV.. 121,561   15,159,547            0.5%
          Other Securities...........           90,389,162            2.8%
                                              ------------          ------
      TOTAL BELGIUM..................          105,548,709            3.3%
                                              ------------          ------

      DENMARK -- (4.6%)
          GN Store Nord A.S.......... 772,340   17,970,374            0.6%
      *   Jyske Bank A.S............. 267,531   14,424,929            0.5%
      *   Topdanmark A.S............. 507,925   16,167,201            0.5%
      *   Vestas Wind Systems A.S.... 531,291   17,731,821            0.6%
          Other Securities...........           99,264,289            3.1%
                                              ------------          ------
      TOTAL DENMARK..................          165,558,614            5.3%
                                              ------------          ------

      FINLAND -- (6.0%)
          Elisa Oyj.................. 702,558   19,299,483            0.6%
          Huhtamaki Oyj.............. 452,365   11,478,833            0.4%
          Kesko Oyj Class B.......... 315,046   11,948,285            0.4%
          Metso Oyj.................. 469,957   15,354,503            0.5%
      #   Neste Oil Oyj.............. 609,759   13,158,259            0.4%
          Orion Oyj Class B.......... 401,178   13,644,702            0.4%
          Other Securities...........          130,365,473            4.1%
                                              ------------          ------
      TOTAL FINLAND..................          215,249,538            6.8%
                                              ------------          ------

      FRANCE -- (10.4%)
      #   Ingenico................... 171,744   17,109,701            0.6%
          Lagardere SCA.............. 585,070   14,238,458            0.5%
      #   Neopost SA................. 171,272   11,886,247            0.4%
          Teleperformance............ 289,816   18,262,629            0.6%
          Other Securities...........          309,485,159            9.7%
                                              ------------          ------
      TOTAL FRANCE...................          370,982,194           11.8%
                                              ------------          ------

      GERMANY -- (13.1%)
          Aareal Bank AG............. 423,110   18,179,030            0.6%
          Deutsche Wohnen AG......... 885,948   19,997,303            0.6%
          Freenet AG................. 631,511   16,569,366            0.5%
          MTU Aero Engines AG........ 248,035   21,753,942            0.7%
          Rhoen Klinikum AG.......... 500,406   14,899,557            0.5%
          Stada Arzneimittel AG...... 298,237   11,491,332            0.4%
          TUI AG..................... 883,403   13,528,431            0.4%
          Other Securities...........          352,370,875           11.2%
                                              ------------          ------
      TOTAL GERMANY..................          468,789,836           14.9%
                                              ------------          ------

      GREECE -- (0.0%)
          Other Securities...........                  846            0.0%
                                              ------------          ------

      IRELAND -- (1.9%)
          Paddy Power P.L.C.......... 175,221   12,788,109            0.4%
          Smurfit Kappa Group P.L.C.. 564,905   11,671,917            0.4%
          Other Securities...........           43,098,054            1.3%
                                              ------------          ------
      TOTAL IRELAND..................           67,558,080            2.1%
                                              ------------          ------

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                        Percentage
                                             Shares       Value++     of Net Assets**
                                             ------       -------     ---------------
ISRAEL -- (2.3%)
    Other Securities......................             $   81,625,599            2.6%
                                                       --------------          ------

ITALY -- (8.6%)
    Azimut Holding SpA....................     526,953     12,333,896            0.4%
*   Banca Popolare dell'Emilia Romagna SC.   2,452,950     18,717,677            0.6%
*   Banca Popolare di Milano Scarl........  21,335,561     16,081,112            0.5%
*   Finmeccanica SpA......................   1,840,364     16,630,273            0.5%
    Prysmian SpA..........................     930,455     16,125,875            0.5%
    Other Securities......................                229,452,418            7.3%
                                                       --------------          ------
TOTAL ITALY...............................                309,341,251            9.8%
                                                       --------------          ------

NETHERLANDS -- (5.2%)
    Aalberts Industries NV................     507,343     13,523,613            0.4%
    Delta Lloyd NV........................   1,074,736     24,496,720            0.8%
    Nutreco NV............................     360,777     18,070,377            0.6%
#*  SBM Offshore NV.......................     962,257     12,044,543            0.4%
    TNT Express NV........................   2,283,752     13,274,323            0.4%
    Other Securities......................                104,658,516            3.3%
                                                       --------------          ------
TOTAL NETHERLANDS.........................                186,068,092            5.9%
                                                       --------------          ------

NORWAY -- (2.7%)
    Other Securities......................                 97,515,854            3.1%
                                                       --------------          ------

PORTUGAL -- (1.4%)
*   Banco Comercial Portugues SA.......... 116,756,305     13,196,571            0.4%
    Other Securities......................                 37,431,451            1.2%
                                                       --------------          ------
TOTAL PORTUGAL............................                 50,628,022            1.6%
                                                       --------------          ------

SPAIN -- (5.6%)
#   Bolsas y Mercados Espanoles SA........     387,022     14,724,818            0.5%
*   Gamesa Corp. Tecnologica SA...........   1,146,125     11,315,727            0.4%
*   Jazztel P.L.C.........................   1,097,205     17,541,651            0.6%
#   Viscofan SA...........................     224,736     13,214,604            0.4%
    Other Securities......................                142,936,668            4.4%
                                                       --------------          ------
TOTAL SPAIN...............................                199,733,468            6.3%
                                                       --------------          ------

SWEDEN -- (9.2%)
    Castellum AB..........................     752,681     11,542,461            0.4%
    JM AB.................................     372,482     12,039,459            0.4%
    Other Securities......................                306,117,751            9.7%
                                                       --------------          ------
TOTAL SWEDEN..............................                329,699,671           10.5%
                                                       --------------          ------

SWITZERLAND -- (11.7%)
    ams AG................................     305,882     10,968,617            0.4%
*   Dufry AG..............................     105,189     15,165,112            0.5%
    Flughafen Zuerich AG..................      19,754     12,587,599            0.4%
    GAM Holding AG........................     828,863     14,155,213            0.5%
    Georg Fischer AG......................      20,425     11,796,958            0.4%
    Helvetia Holding AG...................      32,824     15,608,324            0.5%
    Lonza Group AG........................     216,869     23,896,040            0.8%
    PSP Swiss Property AG.................     148,327     12,730,412            0.4%
    Straumann Holding AG..................      47,712     11,746,936            0.4%
    Other Securities......................                289,849,302            9.0%
                                                       --------------          ------
TOTAL SWITZERLAND.........................                418,504,513           13.3%
                                                       --------------          ------
TOTAL COMMON STOCKS.......................              3,138,563,698           99.6%
                                                       --------------          ------

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                     Percentage
                                           Shares      Value++     of Net Assets**
                                           ------      -------     ---------------
RIGHTS/WARRANTS -- (0.1%)
AUSTRIA -- (0.0%)
        Other Securities................            $          430            0.0%
                                                    --------------          ------

FRANCE -- (0.1%)
        Other Securities................                   735,420            0.0%
                                                    --------------          ------

GERMANY -- (0.0%)
        Other Securities................                   421,400            0.0%
                                                    --------------          ------

ITALY -- (0.0%)
        Other Securities................                   172,545            0.0%
                                                    --------------          ------

PORTUGAL -- (0.0%)
        Other Securities................                        --            0.0%
                                                    --------------          ------

SPAIN -- (0.0%)
        Other Securities................                   152,032            0.0%
                                                    --------------          ------
TOTAL RIGHTS/WARRANTS...................                 1,481,827            0.0%
                                                    --------------          ------

                                                       Value+
                                                       ------
SECURITIES LENDING COLLATERAL -- (12.3%)
(S)@    DFA Short Term Investment Fund.. 38,146,040    441,349,686           14.0%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,059,179,623)...............              $3,581,395,211          113.6%
                                                    ==============          ======

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               ------------------------------------------------
                                Level 1      Level 2     Level 3     Total
                               ---------- -------------- ------- --------------
Common Stocks
  Austria.....................         -- $   71,759,411   --    $   71,759,411
  Belgium.....................         --    105,548,709   --       105,548,709
  Denmark.....................         --    165,558,614   --       165,558,614
  Finland.....................         --    215,249,538   --       215,249,538
  France...................... $  577,107    370,405,087   --       370,982,194
  Germany.....................  1,506,397    467,283,439   --       468,789,836
  Greece......................         --            846   --               846
  Ireland.....................         --     67,558,080   --        67,558,080
  Israel......................         --     81,625,599   --        81,625,599
  Italy.......................         --    309,341,251   --       309,341,251
  Netherlands.................         --    186,068,092   --       186,068,092
  Norway......................         --     97,515,854   --        97,515,854
  Portugal....................         --     50,628,022   --        50,628,022
  Spain.......................     34,154    199,699,314   --       199,733,468
  Sweden......................    377,647    329,322,024   --       329,699,671
  Switzerland.................         --    418,504,513   --       418,504,513
Rights/Warrants
  Austria.....................         --            430   --               430
  France......................         --        735,420   --           735,420
  Germany.....................         --        421,400   --           421,400
  Italy.......................         --        172,545   --           172,545
  Portugal....................         --             --   --                --
  Spain.......................         --        152,032   --           152,032
Securities Lending Collateral.         --    441,349,686   --       441,349,686
                               ---------- --------------   --    --------------
TOTAL......................... $2,495,305 $3,578,899,906   --    $3,581,395,211
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                          Percentage
                                                  Shares     Value++    of Net Assets**
                                                  ------     -------    ---------------
COMMON STOCKS -- (78.8%)
Consumer Discretionary -- (8.5%)
#   Cineplex, Inc...............................   290,435 $ 10,941,724            1.3%
#   Corus Entertainment, Inc. Class B...........   414,416    7,626,093            0.9%
*   Great Canadian Gaming Corp..................   302,800    5,491,533            0.7%
#*  Imax Corp...................................   252,317    7,430,372            0.9%
    Linamar Corp................................   238,706   12,193,163            1.4%
    RONA, Inc...................................   681,945    8,319,723            1.0%
    Other Securities............................             39,355,775            4.6%
                                                           ------------          ------
Total Consumer Discretionary....................             91,358,383           10.8%
                                                           ------------          ------
Consumer Staples -- (3.0%)
#   Maple Leaf Foods, Inc.......................   536,764    9,286,986            1.1%
    Other Securities............................             22,403,255            2.6%
                                                           ------------          ------
Total Consumer Staples..........................             31,690,241            3.7%
                                                           ------------          ------
Energy -- (21.2%)
*   Bankers Petroleum, Ltd...................... 1,411,399    5,422,437            0.6%
#   Bonavista Energy Corp.......................   572,444    5,378,805            0.6%
#   Bonterra Energy Corp........................   138,595    6,230,965            0.7%
#   Canadian Energy Services & Technology Corp..   950,642    7,338,259            0.9%
#   Enbridge Income Fund Holdings, Inc..........   246,855    6,505,118            0.8%
*   Gran Tierra Energy, Inc..................... 1,393,412    6,354,765            0.7%
#   Mullen Group, Ltd...........................   483,025    9,385,784            1.1%
*   NuVista Energy, Ltd.........................   678,709    6,244,809            0.7%
#   Parkland Fuel Corp..........................   400,877    7,842,898            0.9%
#   Pason Systems, Inc..........................   368,652    8,821,742            1.0%
    Secure Energy Services, Inc.................   558,354   10,339,247            1.2%
    ShawCor, Ltd................................   125,996    5,550,509            0.7%
#   Surge Energy, Inc........................... 1,179,583    6,541,319            0.8%
    Trican Well Service, Ltd....................   817,696    7,327,740            0.9%
#   Whitecap Resources, Inc.....................   848,168   10,979,788            1.3%
    Other Securities............................            117,421,885           13.9%
                                                           ------------          ------
Total Energy....................................            227,686,070           26.8%
                                                           ------------          ------
Financials -- (6.8%)
    Canadian Western Bank.......................   300,957   10,080,411            1.2%
    FirstService Corp...........................   152,248    8,045,687            0.9%
#   Genworth MI Canada, Inc.....................   149,254    5,217,699            0.6%
    Home Capital Group, Inc.....................   241,200   11,560,822            1.4%
    Laurentian Bank of Canada...................   163,720    7,202,198            0.8%
    Other Securities............................             30,958,654            3.7%
                                                           ------------          ------
Total Financials................................             73,065,471            8.6%
                                                           ------------          ------
Health Care -- (1.4%)
*   Endo International P.L.C....................    82,099    5,485,893            0.7%
    Other Securities............................              9,961,226            1.1%
                                                           ------------          ------
Total Health Care...............................             15,447,119            1.8%
                                                           ------------          ------
Industrials -- (13.1%)
*   ATS Automation Tooling Systems, Inc.........   500,030    6,255,643            0.7%
    Badger Daylighting, Ltd.....................   212,981    5,232,637            0.6%
    MacDonald Dettwiler & Associates, Ltd.......   112,170    8,553,205            1.0%
#   Ritchie Bros Auctioneers, Inc...............   378,801    9,259,543            1.1%
#   Russel Metals, Inc..........................   332,255    9,684,199            1.1%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                        Percentage
                                              Shares      Value++     of Net Assets**
                                              ------      -------     ---------------
Industrials -- (Continued)
      Stantec, Inc.........................    228,285 $   14,464,160            1.7%
      Toromont Industries, Ltd.............    262,225      6,261,013            0.7%
      TransForce, Inc......................    442,709     10,825,660            1.3%
#     Westshore Terminals Investment Corp..    274,032      8,351,891            1.0%
#     WSP Global, Inc......................    234,492      7,138,477            0.8%
      Other Securities.....................                55,234,526            6.6%
                                                       --------------          ------
Total Industrials..........................               141,260,954           16.6%
                                                       --------------          ------
Information Technology -- (5.1%)
*     Celestica, Inc.......................    949,607     10,430,890            1.2%
      DH Corp..............................    438,495     14,006,317            1.6%
      Other Securities.....................                29,917,238            3.6%
                                                       --------------          ------
Total Information Technology...............                54,354,445            6.4%
                                                       --------------          ------
Materials -- (14.9%)
      CCL Industries, Inc. Class B.........    111,467     11,268,843            1.3%
*     Dominion Diamond Corp................    385,640      5,395,983            0.6%
      HudBay Minerals, Inc.................  1,202,315      9,206,316            1.1%
*     Interfor Corp........................    373,031      5,672,997            0.7%
      Pan American Silver Corp.............    711,104      6,574,423            0.8%
      Stella-Jones, Inc....................    180,100      5,230,179            0.6%
      Other Securities.....................               116,725,872           13.8%
                                                       --------------          ------
Total Materials............................               160,074,613           18.9%
                                                       --------------          ------
Telecommunication Services -- (0.4%)
      Other Securities.....................                 4,162,391            0.5%
                                                       --------------          ------
Utilities -- (4.4%)
      Algonquin Power & Utilities Corp.....    930,215      7,593,255            0.9%
      Capital Power Corp...................    459,109     10,420,131            1.2%
#     Northland Power, Inc.................    517,996      7,707,549            0.9%
#     Superior Plus Corp...................    668,843      7,245,972            0.9%
      Other Securities.....................                14,834,337            1.7%
                                                       --------------          ------
Total Utilities............................                47,801,244            5.6%
                                                       --------------          ------
TOTAL COMMON STOCKS........................               846,900,931           99.7%
                                                       --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities.....................                    26,252            0.0%
                                                       --------------          ------

SECURITIES LENDING COLLATERAL -- (21.2%)
(S)@  DFA Short Term Investment Fund....... 19,706,531    228,004,569           26.8%
                                                       --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,214,058,509)..................              $1,074,931,752          126.5%
                                                       ==============          ======

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               ------------------------------------------------
                                 Level 1      Level 2    Level 3     Total
                               ------------ ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $ 91,358,383           --   --    $   91,358,383
  Consumer Staples............   31,690,241           --   --        31,690,241
  Energy......................  227,685,821 $        249   --       227,686,070
  Financials..................   73,065,471           --   --        73,065,471
  Health Care.................   15,439,083        8,036   --        15,447,119
  Industrials.................  141,260,954           --   --       141,260,954
  Information Technology......   54,354,445           --   --        54,354,445
  Materials...................  160,037,600       37,013   --       160,074,613
  Telecommunication Services..    4,162,391           --   --         4,162,391
  Utilities...................   47,801,244           --   --        47,801,244
Rights/Warrants...............           --       26,252   --            26,252
Securities Lending Collateral.           --  228,004,569   --       228,004,569
                               ------------ ------------   --    --------------
TOTAL......................... $846,855,633 $228,076,119   --    $1,074,931,752
                               ============ ============   ==    ==============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                                   Percentage
                                                           Shares     Value++    of Net Assets**
                                                           ------     -------    ---------------
COMMON STOCKS -- (89.3%)
BRAZIL -- (6.2%)
#   AMBEV SA ADR........................................  4,395,524 $ 29,362,100            0.7%
    BRF SA ADR..........................................    539,479   14,053,428            0.3%
#   Petroleo Brasileiro SA ADR..........................  1,308,418   15,308,491            0.4%
    Other Securities....................................             218,287,452            5.2%
                                                                    ------------           -----
TOTAL BRAZIL............................................             277,011,471            6.6%
                                                                    ------------           -----

CHILE -- (1.4%)
    Other Securities....................................              64,072,471            1.5%
                                                                    ------------           -----

CHINA -- (14.2%)
    Bank of China, Ltd. Class H......................... 64,409,100   30,829,478            0.7%
    China Construction Bank Corp. Class H............... 60,826,590   45,382,653            1.1%
#   China Life Insurance Co., Ltd. ADR..................    321,472   14,385,872            0.4%
    China Mobile, Ltd. Sponsored ADR....................    926,803   57,545,198            1.4%
#   CNOOC, Ltd. ADR.....................................    127,716   19,970,951            0.5%
    Industrial & Commercial Bank of China, Ltd. Class H. 70,069,185   46,432,446            1.1%
#   PetroChina Co., Ltd. ADR............................    141,297   17,732,773            0.4%
    Tencent Holdings, Ltd...............................  4,238,200   68,117,466            1.6%
    Other Securities....................................             335,139,774            8.0%
                                                                    ------------           -----
TOTAL CHINA.............................................             635,536,611           15.2%
                                                                    ------------           -----

COLOMBIA -- (0.6%)
    Other Securities....................................              27,696,617            0.7%
                                                                    ------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................              10,267,693            0.2%
                                                                    ------------           -----

EGYPT -- (0.1%)
    Other Securities....................................               5,504,432            0.1%
                                                                    ------------           -----

GREECE -- (0.5%)
    Other Securities....................................              21,268,474            0.5%
                                                                    ------------           -----

HUNGARY -- (0.2%)
    Other Securities....................................              10,085,929            0.2%
                                                                    ------------           -----

INDIA -- (8.5%)
    HDFC Bank, Ltd......................................  1,530,953   22,816,462            0.6%
    Infosys, Ltd........................................    246,907   16,378,721            0.4%
#   Infosys, Ltd. Sponsored ADR.........................    211,972   14,172,448            0.3%
    ITC, Ltd............................................  2,345,449   13,543,182            0.3%
    Reliance Industries, Ltd............................  1,386,691   22,471,396            0.5%
    Tata Consultancy Services, Ltd......................    504,640   21,528,073            0.5%
    Other Securities....................................             271,621,769            6.5%
                                                                    ------------           -----
TOTAL INDIA.............................................             382,532,051            9.1%
                                                                    ------------           -----

INDONESIA -- (3.0%)
    Bank Central Asia Tbk PT............................ 12,941,000   13,970,328            0.3%
    Other Securities....................................             118,273,805            2.9%
                                                                    ------------           -----
TOTAL INDONESIA.........................................             132,244,133            3.2%
                                                                    ------------           -----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                         Percentage
                                                 Shares     Value++    of Net Assets**
                                                 ------     -------    ---------------
MALAYSIA -- (4.3%)
#   Malayan Banking Bhd.......................  5,072,736 $ 14,965,200            0.4%
    Other Securities..........................             177,724,955            4.2%
                                                          ------------           -----
TOTAL MALAYSIA................................             192,690,155            4.6%
                                                          ------------           -----

MEXICO -- (5.4%)
#   America Movil S.A.B. de C.V. Series L..... 37,750,669   46,171,244            1.1%
#*  Cemex S.A.B. de C.V. Sponsored ADR........  1,449,200   17,825,160            0.4%
#   Fomento Economico Mexicano S.A.B. de C.V..  1,793,669   17,279,694            0.4%
    Grupo Financiero Banorte S.A.B. de C.V....  2,706,211   17,343,062            0.4%
#   Grupo Mexico S.A.B. de C.V. Series B......  4,225,397   14,543,555            0.3%
    Grupo Televisa S.A.B. Series CPO..........  2,556,698   18,522,711            0.4%
    Other Securities..........................             110,176,180            2.8%
                                                          ------------           -----
TOTAL MEXICO..................................             241,861,606            5.8%
                                                          ------------           -----

PERU -- (0.3%)
    Other Securities..........................              12,716,077            0.3%
                                                          ------------           -----

PHILIPPINES -- (1.3%)
    Other Securities..........................              57,906,686            1.4%
                                                          ------------           -----

POLAND -- (1.7%)
    Other Securities..........................              75,493,710            1.8%
                                                          ------------           -----

RUSSIA -- (2.4%)
    Gazprom OAO Sponsored ADR.................  5,965,736   39,527,845            1.0%
    Other Securities..........................              68,471,968            1.6%
                                                          ------------           -----
TOTAL RUSSIA..................................             107,999,813            2.6%
                                                          ------------           -----

SOUTH AFRICA -- (7.4%)
    FirstRand, Ltd............................  3,475,911   14,888,452            0.4%
    MTN Group, Ltd............................  1,869,995   41,407,390            1.0%
    Naspers, Ltd. Class N.....................    330,032   41,164,606            1.0%
    Sanlam, Ltd...............................  2,156,341   13,626,005            0.3%
    Sasol, Ltd. Sponsored ADR.................    609,116   30,571,532            0.7%
    Standard Bank Group, Ltd..................  1,470,731   18,520,581            0.4%
    Other Securities..........................             171,748,520            4.1%
                                                          ------------           -----
TOTAL SOUTH AFRICA............................             331,927,086            7.9%
                                                          ------------           -----

SOUTH KOREA -- (13.5%)
    Hana Financial Group, Inc.................    408,553   14,148,126            0.3%
    Hyundai Mobis Co., Ltd....................     67,404   15,770,151            0.4%
    Hyundai Motor Co..........................    153,078   24,290,657            0.6%
    Naver Corp................................     28,421   20,111,321            0.5%
    POSCO.....................................     47,828   13,814,499            0.3%
    Samsung Electronics Co., Ltd..............     82,858   96,624,233            2.3%
    Samsung Electronics Co., Ltd. GDR.........     49,372   28,491,043            0.7%
    Shinhan Financial Group Co., Ltd..........    356,215   16,765,534            0.4%
*   SK Hynix, Inc.............................    591,090   26,359,238            0.6%
    Other Securities..........................             349,561,403            8.4%
                                                          ------------           -----
TOTAL SOUTH KOREA.............................             605,936,205           14.5%
                                                          ------------           -----

SPAIN -- (0.1%)
    Other Securities..........................               2,648,146            0.1%
                                                          ------------           -----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                Percentage
                                                      Shares      Value++     of Net Assets**
                                                      ------      -------     ---------------
TAIWAN -- (13.7%)
      Fubon Financial Holding Co., Ltd.............  7,900,233 $   13,374,482            0.3%
      Hon Hai Precision Industry Co., Ltd.......... 13,621,302     43,111,377            1.0%
#     MediaTek, Inc................................  1,280,995     18,296,396            0.4%
      Taiwan Semiconductor Manufacturing Co., Ltd.. 25,188,808    109,190,220            2.6%
      Other Securities.............................               429,338,339           10.4%
                                                               --------------          ------
TOTAL TAIWAN.......................................               613,310,814           14.7%
                                                               --------------          ------

THAILAND -- (2.6%)
      PTT PCL......................................  1,203,800     13,601,425            0.3%
      Other Securities.............................               101,548,797            2.5%
                                                               --------------          ------
TOTAL THAILAND.....................................               115,150,222            2.8%
                                                               --------------          ------

TURKEY -- (1.7%)
      Other Securities.............................                75,903,106            1.8%
                                                               --------------          ------
TOTAL COMMON STOCKS................................             3,999,763,508           95.6%
                                                               --------------          ------

PREFERRED STOCKS -- (3.7%)
BRAZIL -- (3.6%)
      Banco Bradesco SA............................  2,233,995     33,650,617            0.8%
      Itau Unibanco Holding SA.....................  2,825,064     41,923,253            1.0%
      Petroleo Brasileiro SA Sponsored ADR.........  1,884,456     23,046,897            0.6%
      Vale SA......................................  1,529,491     13,308,584            0.3%
      Other Securities.............................                47,986,045            1.1%
                                                               --------------          ------
TOTAL BRAZIL.......................................               159,915,396            3.8%
                                                               --------------          ------

CHILE -- (0.0%)
      Other Securities.............................                    29,097            0.0%
                                                               --------------          ------

COLOMBIA -- (0.1%)
      Other Securities.............................                 5,631,663            0.1%
                                                               --------------          ------
TOTAL PREFERRED STOCKS.............................               165,576,156            3.9%
                                                               --------------          ------

RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
      Other Securities.............................                    79,567            0.0%
                                                               --------------          ------
THAILAND -- (0.0%)
      Other Securities.............................                        --            0.0%
                                                               --------------          ------
TOTAL RIGHTS/WARRANTS..............................                    79,567            0.0%
                                                               --------------          ------

                                                                  Value+
                                                                  ------
SECURITIES LENDING COLLATERAL -- (7.0%)
(S)@  DFA Short Term Investment Fund............... 27,038,515    312,835,617            7.5%
                                                               --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,254,198,535)..........................              $4,478,254,848          107.0%
                                                               ==============          ======

THE EMERGING MARKETS SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Brazil...................... $112,939,346 $  164,072,125   --    $  277,011,471
  Chile.......................   29,542,788     34,529,683   --        64,072,471
  China.......................  137,498,699    498,037,912   --       635,536,611
  Colombia....................   27,696,617             --   --        27,696,617
  Czech Republic..............           --     10,267,693   --        10,267,693
  Egypt.......................           --      5,504,432   --         5,504,432
  Greece......................           --     21,268,474   --        21,268,474
  Hungary.....................           --     10,085,929   --        10,085,929
  India.......................   43,191,897    339,340,154   --       382,532,051
  Indonesia...................      825,627    131,418,506   --       132,244,133
  Malaysia....................           --    192,690,155   --       192,690,155
  Mexico......................  241,861,606             --   --       241,861,606
  Peru........................   12,716,077             --   --        12,716,077
  Philippines.................      776,129     57,130,557   --        57,906,686
  Poland......................           --     75,493,710   --        75,493,710
  Russia......................    2,510,820    105,488,993   --       107,999,813
  South Africa................   40,617,243    291,309,843   --       331,927,086
  South Korea.................   23,107,675    582,828,530   --       605,936,205
  Spain.......................    2,648,146             --   --         2,648,146
  Taiwan......................   14,619,258    598,691,556   --       613,310,814
  Thailand....................  115,150,222             --   --       115,150,222
  Turkey......................    1,080,250     74,822,856   --        75,903,106
Preferred Stocks
  Brazil......................   29,186,093    130,729,303   --       159,915,396
  Chile.......................           --         29,097   --            29,097
  Colombia....................    5,631,663             --   --         5,631,663
Rights/Warrants
  Hong Kong...................           --         79,567   --            79,567
  Thailand....................           --             --   --                --
Securities Lending Collateral.           --    312,835,617   --       312,835,617
                               ------------ --------------   --    --------------
TOTAL......................... $841,600,156 $3,636,654,692   --    $4,478,254,848
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                                        Percentage
                                                               Shares      Value++    of Net Assets**
                                                               ------      -------    ---------------
COMMON STOCKS -- (86.4%)
ARGENTINA -- (0.0%)
    Other Securities........................................             $          1            0.0%
                                                                         ------------          ------

BRAZIL -- (6.5%)
*   B2W Cia Digital.........................................   1,010,922   13,179,115            0.3%
    Cia Hering..............................................   1,170,190   11,805,299            0.2%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes.   1,928,800    9,584,339            0.2%
    EDP -- Energias do Brasil SA............................   2,710,808   10,583,122            0.2%
    Equatorial Energia SA...................................   1,644,794   16,780,731            0.3%
    Estacio Participacoes SA................................   1,461,804   16,922,055            0.4%
    Kroton Educacional SA...................................   2,457,240   17,508,535            0.4%
    MRV Engenharia e Participacoes SA.......................   3,395,133   11,229,446            0.2%
    Odontoprev SA...........................................   3,083,796   11,141,528            0.2%
    Raia Drogasil SA........................................   1,124,075   10,193,104            0.2%
    Sul America SA..........................................   1,801,909    9,564,666            0.2%
    Totvs SA................................................     976,100   14,226,921            0.3%
    Other Securities........................................              210,140,000            4.3%
                                                                         ------------          ------
TOTAL BRAZIL................................................              362,858,861            7.4%
                                                                         ------------          ------

CAYMAN ISLANDS -- (0.0%)
    Other Securities........................................                  173,949            0.0%
                                                                         ------------          ------

CHILE -- (1.2%)
    Parque Arauco SA........................................   5,929,777   12,167,289            0.3%
    Other Securities........................................               55,087,000            1.1%
                                                                         ------------          ------
TOTAL CHILE.................................................               67,254,289            1.4%
                                                                         ------------          ------

CHINA -- (13.0%)
#   China Medical System Holdings, Ltd......................   5,090,500    9,385,336            0.2%
#   Geely Automobile Holdings, Ltd..........................  26,870,000   11,993,642            0.3%
#   Hanergy Thin Film Power Group, Ltd......................  42,960,000    9,801,792            0.2%
#*  Semiconductor Manufacturing International Corp.......... 113,913,000   11,810,133            0.2%
    Sino Biopharmaceutical, Ltd.............................  13,536,000   13,610,428            0.3%
    Other Securities........................................              669,516,693           13.6%
                                                                         ------------          ------
TOTAL CHINA.................................................              726,118,024           14.8%
                                                                         ------------          ------

COLOMBIA -- (0.1%)
    Other Securities........................................                3,754,432            0.1%
                                                                         ------------          ------

GREECE -- (0.5%)
    Other Securities........................................               29,197,746            0.6%
                                                                         ------------          ------

HONG KONG -- (0.0%)
    Other Securities........................................                  366,856            0.0%
                                                                         ------------          ------

HUNGARY -- (0.0%)
    Other Securities........................................                  755,325            0.0%
                                                                         ------------          ------

INDIA -- (10.7%)
    Aurobindo Pharma, Ltd...................................   1,129,123   17,834,037            0.4%
    Bharat Forge, Ltd.......................................     737,890    9,746,080            0.2%
    Eicher Motors, Ltd......................................      44,217    9,154,615            0.2%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                      Percentage
                                                              Shares     Value++    of Net Assets**
                                                              ------     -------    ---------------
INDIA -- (Continued)
    UPL, Ltd................................................ 2,016,992 $ 11,377,374            0.2%
    Other Securities........................................            547,895,680           11.1%
                                                                       ------------          ------
TOTAL INDIA.................................................            596,007,786           12.1%
                                                                       ------------          ------

INDONESIA -- (3.0%)
    Other Securities........................................            167,649,231            3.4%
                                                                       ------------          ------

ISRAEL -- (0.0%)
    Other Securities........................................                 11,979            0.0%
                                                                       ------------          ------

MALAYSIA -- (5.1%)
    Other Securities........................................            283,665,087            5.8%
                                                                       ------------          ------

MEXICO -- (4.3%)
#*  Alsea S.A.B. de C.V..................................... 4,466,994   14,001,806            0.3%
#   Banregio Grupo Financiero S.A.B. de C.V................. 1,587,291    9,194,000            0.2%
#*  Genomma Lab Internacional S.A.B. de C.V. Class B........ 7,354,004   18,627,686            0.4%
#*  Gruma S.A.B. de C.V. Class B............................ 1,606,949   17,652,722            0.4%
#   Grupo Aeroportuario del Centro Norte S.A.B. de C.V...... 1,896,020    9,405,301            0.2%
#   Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B. 2,116,469   14,454,778            0.3%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR......   100,208   13,496,013            0.3%
#   Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B..   724,790    9,771,512            0.2%
#*  Industrias CH S.A.B. de C.V. Series B................... 1,696,510    9,294,979            0.2%
*   Promotora y Operadora de Infraestructura S.A.B. de C.V.. 1,454,679   20,065,469            0.4%
    Other Securities........................................            106,482,210            2.0%
                                                                       ------------          ------
TOTAL MEXICO................................................            242,446,476            4.9%
                                                                       ------------          ------

PHILIPPINES -- (1.3%)
    Other Securities........................................             74,779,382            1.5%
                                                                       ------------          ------

POLAND -- (1.8%)
    Asseco Poland SA........................................   656,782    9,749,693            0.2%
    Lubelski Wegiel Bogdanka SA.............................   274,756    9,120,473            0.2%
    Other Securities........................................             82,706,939            1.7%
                                                                       ------------          ------
TOTAL POLAND................................................            101,577,105            2.1%
                                                                       ------------          ------

SOUTH AFRICA -- (7.3%)
    Aeci, Ltd...............................................   874,500    9,805,655            0.2%
    AVI, Ltd................................................ 2,864,947   18,683,109            0.4%
    Barloworld, Ltd......................................... 1,322,234   11,486,919            0.2%
#   Clicks Group, Ltd....................................... 2,503,733   17,074,770            0.4%
    Coronation Fund Managers, Ltd........................... 1,346,747   11,660,676            0.2%
#   Foschini Group, Ltd. (The).............................. 1,278,900   14,457,346            0.3%
    Nampak, Ltd............................................. 2,719,764   11,091,128            0.2%
    Omnia Holdings, Ltd.....................................   586,831   11,713,180            0.2%
    PPC, Ltd................................................ 4,672,984   12,536,595            0.3%
*   Sappi, Ltd.............................................. 4,863,405   19,262,207            0.4%
#   Spar Group, Ltd. (The).................................. 1,304,149   15,258,631            0.3%
    Sun International, Ltd..................................   901,369   10,096,536            0.2%
*   Telkom SA SOC, Ltd...................................... 2,411,246   12,813,649            0.3%
    Tongaat Hulett, Ltd.....................................   819,141   10,808,964            0.2%
    Other Securities........................................            223,472,489            4.5%
                                                                       ------------          ------
TOTAL SOUTH AFRICA..........................................            410,221,854            8.3%
                                                                       ------------          ------

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                    Percentage
                                          Shares      Value++     of Net Assets**
                                          ------      -------     ---------------
SOUTH KOREA -- (12.7%)
    DGB Financial Group, Inc............   721,377 $   10,286,948            0.2%
    Macquarie Korea Infrastructure Fund. 1,514,061     10,111,962            0.2%
    Other Securities....................              690,451,661           14.0%
                                                   --------------          ------
TOTAL SOUTH KOREA.......................              710,850,571           14.4%
                                                   --------------          ------

TAIWAN -- (12.6%)
    Other Securities....................              706,354,207           14.4%
                                                   --------------          ------

THAILAND -- (3.9%)
    Other Securities....................              216,046,356            4.4%
                                                   --------------          ------

TURKEY -- (2.4%)
    Other Securities....................              135,178,601            2.7%
                                                   --------------          ------
TOTAL COMMON STOCKS.....................            4,835,268,118           98.3%
                                                   --------------          ------
PREFERRED STOCKS -- (1.1%)
BRAZIL -- (1.0%)
    Other Securities....................               57,412,096            1.1%
                                                   --------------          ------

CHILE -- (0.0%)
    Other Securities....................                   14,136            0.0%
                                                   --------------          ------

COLOMBIA -- (0.1%)
    Other Securities....................                3,466,398            0.1%
                                                   --------------          ------

MALAYSIA -- (0.0%)
    Other Securities....................                   29,710            0.0%
                                                   --------------          ------
TOTAL PREFERRED STOCKS..................               60,922,340            1.2%
                                                   --------------          ------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
    Other Securities....................                      954            0.0%
                                                   --------------          ------

CHINA -- (0.0%)
    Other Securities....................                   16,652            0.0%
                                                   --------------          ------

HONG KONG -- (0.0%)
    Other Securities....................                  442,290            0.0%
                                                   --------------          ------

INDONESIA -- (0.0%)
    Other Securities....................                    2,968            0.0%
                                                   --------------          ------

MALAYSIA -- (0.0%)
    Other Securities....................                       --            0.0%
                                                   --------------          ------

POLAND -- (0.0%)
    Other Securities....................                    2,864            0.0%
                                                   --------------          ------

SOUTH KOREA -- (0.0%)
    Other Securities....................                   23,142            0.0%
                                                   --------------          ------

TAIWAN -- (0.0%)
    Other Securities....................                    1,123            0.0%
                                                   --------------          ------

THAILAND -- (0.0%)
    Other Securities....................                   12,789            0.0%
                                                   --------------          ------
TOTAL RIGHTS/WARRANTS...................                  502,782            0.0%
                                                   --------------          ------

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                     Percentage
                                           Shares       Value+     of Net Assets**
                                           ------       ------     ---------------
SECURITIES LENDING COLLATERAL -- (12.5%)
(S)@    DFA Short Term Investment Fund.. 60,395,887 $  698,780,414           14.2%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,112,385,384)...............              $5,595,473,654          113.7%
                                                    ==============          ======

Summary of the Series' investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Argentina................... $          1             --   --    $            1
  Brazil......................   10,395,875 $  352,462,986   --       362,858,861
  Cayman Islands..............      173,949             --   --           173,949
  Chile.......................    3,448,774     63,805,515   --        67,254,289
  China.......................      442,049    725,675,975   --       726,118,024
  Colombia....................    3,754,432             --   --         3,754,432
  Greece......................           --     29,197,746   --        29,197,746
  Hong Kong...................           --        366,856   --           366,856
  Hungary.....................           --        755,325   --           755,325
  India.......................      527,424    595,480,362   --       596,007,786
  Indonesia...................    2,642,819    165,006,412   --       167,649,231
  Israel......................           --         11,979   --            11,979
  Malaysia....................       97,116    283,567,971   --       283,665,087
  Mexico......................  242,291,101        155,375   --       242,446,476
  Philippines.................           --     74,779,382   --        74,779,382
  Poland......................           --    101,577,105   --       101,577,105
  South Africa................   11,844,483    398,377,371   --       410,221,854
  South Korea.................    7,659,035    703,191,536   --       710,850,571
  Taiwan......................      831,572    705,522,635   --       706,354,207
  Thailand....................  216,046,356             --   --       216,046,356
  Turkey......................    1,922,379    133,256,222   --       135,178,601
Preferred Stocks
  Brazil......................           --     57,412,096   --        57,412,096
  Chile.......................           --         14,136   --            14,136
  Colombia....................    3,466,398             --   --         3,466,398
  Malaysia....................           --         29,710   --            29,710
Rights/Warrants
  Brazil......................           --            954   --               954
  China.......................           --         16,652   --            16,652
  Hong Kong...................           --        442,290   --           442,290
  Indonesia...................           --          2,968   --             2,968
  Malaysia....................           --             --   --                --
  Poland......................           --          2,864   --             2,864
  South Korea.................           --         23,142   --            23,142
  Taiwan......................           --          1,123   --             1,123
  Thailand....................           --         12,789   --            12,789
Securities Lending Collateral.           --    698,780,414   --       698,780,414
                               ------------ --------------   --    --------------
TOTAL......................... $505,543,763 $5,089,929,891   --    $5,595,473,654
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2014
                            (Amounts in thousands)

                                                                                           The Japanese   The Asia
                                                              The U.S. Large    The DFA       Small     Pacific Small
                                                                Cap Value    International   Company       Company
                                                                 Series*     Value Series*    Series       Series*
                                                              -------------- ------------- ------------ -------------
ASSETS:
Investments at Value (including $879,034, $520,229, $354,425
 and $358,051 of securities on loan, respectively)...........  $18,311,884    $9,287,538    $2,488,895   $1,447,465
Temporary Cash Investments at Value & Cost...................       87,103            --            --           --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost................................................      859,318       539,366       377,081      390,860
Foreign Currencies at Value..................................           --        17,690         1,486        2,507
Cash.........................................................       13,825         5,422         1,528        3,441
Receivables:
  Investment Securities Sold.................................       20,227        24,359         2,766        1,118
  Dividends, Interest and Tax Reclaims.......................       21,253        23,482        13,265        1,317
  Securities Lending Income..................................          283           296           376          328
                                                               -----------    ----------    ----------   ----------
     Total Assets............................................   19,313,893     9,898,153     2,885,397    1,847,036
                                                               -----------    ----------    ----------   ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...........................      859,318       539,366       377,081      390,860
  Investment Securities Purchased............................       75,770        13,093         2,549        2,179
  Due to Advisor.............................................        1,485         1,536           207          121
Unrealized Loss on Foreign Currency Contracts................           --             8            --            3
Accrued Expenses and Other Liabilities.......................          638           484           151           87
                                                               -----------    ----------    ----------   ----------
     Total Liabilities.......................................      937,211       554,487       379,988      393,250
                                                               -----------    ----------    ----------   ----------
NET ASSETS...................................................  $18,376,682    $9,343,666    $2,505,409   $1,453,786
                                                               ===========    ==========    ==========   ==========
Investments at Cost..........................................  $11,646,135    $8,230,505    $2,364,260   $1,442,209
                                                               ===========    ==========    ==========   ==========
Foreign Currencies at Cost...................................  $        --    $   17,831    $    1,505   $    2,520
                                                               ===========    ==========    ==========   ==========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2014
                            (Amounts in thousands)

                                                               The
                                              The United   Continental The Canadian
                                             Kingdom Small    Small       Small                     The Emerging
                                                Company      Company     Company     The Emerging   Markets Small
                                                Series       Series      Series*    Markets Series*  Cap Series*
                                             ------------- ----------- ------------ --------------- -------------
ASSETS:
Investments at Value (including $48,155,
 $405,924, $243,562, $432,917 and
 $871,848 of securities on loan,
 respectively)..............................  $1,985,145   $3,140,046   $  846,927    $4,165,419     $4,896,693
Collateral from Securities on Loan Invested
 in Affiliate at Value & Cost...............      52,727      441,350      228,005       312,836        698,780
Foreign Currencies at Value.................       4,826       10,243          251        11,976         10,393
Cash........................................       2,460          338        2,616         6,150          8,696
Receivables:
  Investment Securities Sold................          82        4,135           95         7,772          4,844
  Dividends, Interest and Tax Reclaims......       5,936        1,554          779         3,360          4,367
  Securities Lending Income.................          30          572          227           421          2,258
                                              ----------   ----------   ----------    ----------     ----------
     Total Assets...........................   2,051,206    3,598,238    1,078,900     4,507,934      5,626,031
                                              ----------   ----------   ----------    ----------     ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........      55,064      441,350      228,005       312,836        698,780
  Investment Securities Purchased...........          --        4,177        1,341         8,960          4,576
  Due to Advisor............................         164          262           74           346            826
Unrealized Loss on Foreign Currency
 Contracts..................................          --           --            9             1              5
Accrued Expenses and Other Liabilities......          80          172           42           340            406
                                              ----------   ----------   ----------    ----------     ----------
     Total Liabilities......................      55,308      445,961      229,471       322,483        704,593
                                              ----------   ----------   ----------    ----------     ----------
NET ASSETS..................................  $1,995,898   $3,152,277   $  849,429    $4,185,451     $4,921,438
                                              ==========   ==========   ==========    ==========     ==========
Investments at Cost.........................  $1,480,597   $2,617,830   $  986,054    $2,941,363     $4,413,605
                                              ==========   ==========   ==========    ==========     ==========
Foreign Currencies at Cost..................  $    4,863   $   10,332   $      251    $   12,030     $   10,444
                                              ==========   ==========   ==========    ==========     ==========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2014
                            (Amounts in thousands)

                                                                                        The Japanese   The Asia
                                                               The U.S.      The DFA       Small     Pacific Small
                                                              Large Cap   International   Company       Company
                                                             Value Series Value Series     Series       Series
                                                             ------------ ------------- ------------ -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $24,564,
   $4,408 and $1,164, respectively).........................  $  334,109    $ 429,413     $ 39,733     $  52,945
  Interest..................................................          25            1           --            --
  Income from Securities Lending............................       3,070       10,716        3,412         3,989
                                                              ----------    ---------     --------     ---------
     Total Investment Income................................     337,204      440,130       43,145        56,934
                                                              ----------    ---------     --------     ---------
Expenses
  Investment Advisory Services Fees.........................      16,749       18,658        2,353         1,392
  Accounting & Transfer Agent Fees..........................         840          479          123            81
  Custodian Fees............................................         177          807          445           313
  Shareholders' Reports.....................................          24           14            4             2
  Directors'/Trustees' Fees & Expenses......................         118           66           17            10
  Professional Fees.........................................         320          255           56            33
  Other.....................................................          71           82           23            14
                                                              ----------    ---------     --------     ---------
     Total Expenses.........................................      18,299       20,361        3,021         1,845
                                                              ----------    ---------     --------     ---------
  Fees Paid Indirectly......................................          --          (12)          (4)           (5)
                                                              ----------    ---------     --------     ---------
  Net Expenses..............................................      18,299       20,349        3,017         1,840
                                                              ----------    ---------     --------     ---------
  Net Investment Income (Loss)..............................     318,905      419,781       40,128        55,094
                                                              ----------    ---------     --------     ---------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold..............................     755,725      173,096       97,004           882
    Foreign Currency Transactions...........................          --       (1,763)        (567)          (18)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............   1,319,300     (672,491)     (82,784)     (101,865)
    Translation of Foreign Currency Denominated Amounts.....          --       (1,379)        (535)          (11)
                                                              ----------    ---------     --------     ---------
  Net Realized and Unrealized Gain (Loss)...................   2,075,025     (502,537)      13,118      (101,012)
                                                              ----------    ---------     --------     ---------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.................................................  $2,393,930    $ (82,756)    $ 53,246     $ (45,918)
                                                              ==========    =========     ========     =========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2014
                            (Amounts in thousands)

                                                         The United     The
                                                          Kingdom   Continental The Canadian              The Emerging
                                                           Small       Small       Small     The Emerging   Markets
                                                          Company     Company     Company      Markets     Small Cap
                                                           Series     Series       Series       Series       Series
                                                         ---------- ----------- ------------ ------------ ------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $73,
   $11,265, $3,135, $13,268 and $11,147,
   respectively)........................................ $  64,648   $  75,169    $ 18,660     $100,897     $102,507
  Interest..............................................        --          21          --            5            5
  Income from Securities Lending........................       297      10,965       3,089        4,838       20,018
                                                         ---------   ---------    --------     --------     --------
     Total Investment Income............................    64,945      86,155      21,749      105,740      122,530
                                                         ---------   ---------    --------     --------     --------
Expenses
  Investment Advisory Services Fees.....................     2,100       3,415         857        3,968        8,929
  Accounting & Transfer Agent Fees......................       110         182          44          210          235
  Custodian Fees........................................       105         563          75        1,577        2,347
  Shareholders' Reports.................................         3           5           1            6            7
  Directors'/Trustees' Fees & Expenses..................        15          24           6           28           31
  Professional Fees.....................................        51         110          19          146          219
  Other.................................................        18          31           6           37           46
                                                         ---------   ---------    --------     --------     --------
     Total Expenses.....................................     2,402       4,330       1,008        5,972       11,814
                                                         ---------   ---------    --------     --------     --------
  Fees Paid Indirectly..................................        (1)         (2)         (4)         (12)         (12)
                                                         ---------   ---------    --------     --------     --------
  Net Expenses..........................................     2,401       4,328       1,004        5,960       11,802
                                                         ---------   ---------    --------     --------     --------
  Net Investment Income (Loss)..........................    62,544      81,827      20,745       99,780      110,728
                                                         ---------   ---------    --------     --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.........................   111,297     116,406      (2,865)     (24,811)     101,054
    Futures.............................................        --      (1,000)         --           --           --
    Foreign Currency Transactions.......................      (238)       (321)         86         (653)        (980)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........  (148,584)   (269,561)    (64,673)      12,344       20,955
    Translation of Foreign Currency Denominated
     Amounts............................................       (41)       (151)          5          (12)        (139)
                                                         ---------   ---------    --------     --------     --------
  Net Realized and Unrealized Gain (Loss)...............   (37,566)   (154,627)    (67,447)     (13,132)     120,890
                                                         ---------   ---------    --------     --------     --------
Net Increase (Decrease) in Net Assets Resulting
 from Operations........................................ $  24,978   $ (72,800)   $(46,702)    $ 86,648     $231,618
                                                         =========   =========    ========     ========     ========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $1,375, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                          The U.S. Large Cap Value   The DFA International     The Japanese Small
                                                   Series                 Value Series           Company Series
                                          ------------------------  -----------------------  ----------------------
                                              Year         Year        Year         Year        Year        Year
                                             Ended        Ended       Ended        Ended       Ended       Ended
                                            Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                              2014         2013        2014         2013        2014        2013
                                          -----------  -----------  ----------  -----------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)........... $   318,905  $   250,494  $  419,781  $   252,489  $   40,128  $   37,996
  Net Realized Gain (Loss) on:
    Investment Securities Sold*..........     755,725    1,042,669     173,096      394,216      97,004      94,606
    Futures..............................          --           --          --       (1,587)         --          --
    Foreign Currency Transactions........          --           --      (1,763)      (2,158)       (567)     (2,405)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency............................   1,319,300    2,531,751    (672,491)   1,329,657     (82,784)    403,911
    Translation of Foreign Currency
     Denominated Amounts.................          --           --      (1,379)         544        (535)        393
                                          -----------  -----------  ----------  -----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations.........................   2,393,930    3,824,914     (82,756)   1,973,161      53,246     534,501
                                          -----------  -----------  ----------  -----------  ----------  ----------
Transactions in Interest:
  Contributions..........................   1,721,914    1,639,135   1,022,273    1,055,913     296,221     268,246
  Withdrawals............................    (578,150)  (1,214,213)   (387,981)  (1,475,193)   (125,682)   (207,854)
                                          -----------  -----------  ----------  -----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest...........   1,143,764      424,922     634,292     (419,280)    170,539      60,392
                                          -----------  -----------  ----------  -----------  ----------  ----------
     Total Increase (Decrease) in
      Net Assets.........................   3,537,694    4,249,836     551,536    1,553,881     223,785     594,893
Net Assets
  Beginning of Year......................  14,838,988   10,589,152   8,792,130    7,238,249   2,281,624   1,686,731
                                          -----------  -----------  ----------  -----------  ----------  ----------
  End of Year............................ $18,376,682  $14,838,988  $9,343,666  $ 8,792,130  $2,505,409  $2,281,624
                                          ===========  ===========  ==========  ===========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $3, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           The Asia Pacific Small  The United Kingdom Small  The Continental Small
                                               Company Series          Company Series           Company Series
                                           ----------------------  ----------------------   ----------------------
                                              Year        Year        Year         Year        Year        Year
                                             Ended       Ended       Ended        Ended       Ended       Ended
                                            Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                              2014        2013        2014         2013        2014        2013
                                           ----------  ----------  ----------   ----------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   55,094  $   51,800  $   62,544   $   55,266  $   81,827  $   70,319
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........        882       2,045     111,297      110,830     116,406      61,594
    Futures...............................         --          --          --           --      (1,000)         --
    Foreign Currency Transactions.........        (18)         32        (238)           8        (321)        (97)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................   (101,865)     64,761    (148,584)     377,497    (269,561)    843,629
    Translation of Foreign Currency
     Denominated Amounts..................        (11)        (13)        (41)         (22)       (151)        123
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    (45,918)    118,625      24,978      543,579     (72,800)    975,568
                                           ----------  ----------  ----------   ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................    315,024     243,954      17,172       20,921     106,051      97,213
  Withdrawals.............................    (80,818)   (100,941)    (34,539)     (41,051)    (98,740)   (100,194)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............    234,206     143,013     (17,367)     (20,130)      7,311      (2,981)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................    188,288     261,638       7,611      523,449     (65,489)    972,587
Net Assets
  Beginning of Year.......................  1,265,498   1,003,860   1,988,287    1,464,838   3,217,766   2,245,179
                                           ----------  ----------  ----------   ----------  ----------  ----------
  End of Year............................. $1,453,786  $1,265,498  $1,995,898   $1,988,287  $3,152,277  $3,217,766
                                           ==========  ==========  ==========   ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $14, $0 and $14, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                The Canadian Small   The Emerging Markets    The Emerging Markets
                                                  Company Series            Series             Small Cap Series
                                                ------------------  ----------------------  ----------------------
                                                  Year      Year       Year        Year        Year        Year
                                                 Ended     Ended      Ended       Ended       Ended       Ended
                                                Oct. 31,  Oct. 31,   Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                  2014      2013       2014        2013        2014        2013
                                                --------  --------  ----------  ----------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................. $ 20,745  $ 20,407  $   99,780  $   77,332  $  110,728  $   87,786
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................   (2,865)    5,104     (24,811)     24,456     101,054      69,227
    Futures....................................       --        --          --          --          --         463
    Foreign Currency Transactions..............       86       (36)       (653)       (130)       (980)     (1,240)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................  (64,673)   14,601      12,344     145,893      20,955     144,458
    Translation of Foreign Currency
     Denominated Amounts.......................        5       (11)        (12)         (8)       (139)        (41)
                                                --------  --------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................  (46,702)   40,065      86,648     247,543     231,618     300,653
                                                --------  --------  ----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions................................  159,436    42,578     527,157     937,021     773,201   1,276,889
  Withdrawals..................................   (4,509)  (30,525)   (194,514)   (331,711)   (174,904)   (439,369)
                                                --------  --------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest.................  154,927    12,053     332,643     605,310     598,297     837,520
                                                --------  --------  ----------  ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets...................................  108,225    52,118     419,291     852,853     829,915   1,138,173
Net Assets
  Beginning of Year............................  741,204   689,086   3,766,160   2,913,307   4,091,523   2,953,350
                                                --------  --------  ----------  ----------  ----------  ----------
  End of Year.................................. $849,429  $741,204  $4,185,451  $3,766,160  $4,921,438  $4,091,523
                                                ========  ========  ==========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $1,375 and $1, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                     The U.S. Large Cap Value Series
                                                      -------------------------------------------------------------
                                                          Year         Year         Year        Year        Year
                                                         Ended        Ended        Ended       Ended       Ended
                                                        Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                          2014         2013         2012        2011        2010
--------------------------------------------------------------------------------------------------------------------
Total Return.........................................       15.67%       35.68%       18.31%       5.69%      19.96%
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $18,376,682  $14,838,988  $10,589,152  $9,335,107  $8,816,400
Ratio of Expenses to Average Net Assets..............        0.11%        0.11%        0.12%       0.12%       0.12%
Ratio of Net Investment Income to Average Net Assets.        1.90%        1.98%        2.15%       1.79%       2.02%
Portfolio Turnover Rate..............................          15%          15%          10%         14%         28%
--------------------------------------------------------------------------------------------------------------------

                                                                           The DFA International Value Series
                                                              ------------------------------------------------------------
                                                                  Year        Year        Year         Year        Year
                                                                 Ended       Ended       Ended        Ended       Ended
                                                                Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                                  2014        2013        2012         2011        2010
---------------------------------------------------------------------------------------------------------------------------
Total Return.................................................      (0.72)%      28.18%       3.17%      (8.04)%      11.13%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $9,343,666   $8,792,130  $7,238,249  $6,955,907   $6,919,633
Ratio of Expenses to Average Net Assets......................       0.22%        0.22%       0.24%       0.23%        0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.22%        0.22%       0.24%       0.23%        0.24%
Ratio of Net Investment Income to Average Net Assets.........       4.50%        3.20%       3.75%       3.47%        2.55%
Portfolio Turnover Rate......................................         17%          15%         14%          9%          20%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                           The Japanese Small Company Series
                                                              ----------------------------------------------------------
                                                                 Year        Year        Year        Year        Year
                                                                Ended       Ended       Ended       Ended       Ended
                                                               Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                 2014        2013        2012        2011        2010
-------------------------------------------------------------------------------------------------------------------------
Total Return.................................................       2.46%      30.62%       0.54%      10.07%       0.72%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $2,505,409  $2,281,624  $1,686,731  $1,502,815  $1,211,600
Ratio of Expenses to Average Net Assets......................       0.13%       0.14%       0.15%       0.14%       0.14%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.13%       0.14%       0.15%       0.14%       0.14%
Ratio of Net Investment Income to Average Net Assets.........       1.71%       1.87%       2.17%       2.07%       1.95%
Portfolio Turnover Rate......................................          9%         16%          7%          5%         10%
-------------------------------------------------------------------------------------------------------------------------

                                                                        The Asia Pacific Small Company Series
                                                              --------------------------------------------------------
                                                                  Year        Year        Year        Year      Year
                                                                 Ended       Ended       Ended       Ended     Ended
                                                                Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,  Oct. 31,
                                                                  2014        2013        2012        2011      2010
-----------------------------------------------------------------------------------------------------------------------
Total Return.................................................      (3.46)%      10.97%       7.48%    (5.15)%    28.91%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $1,453,786   $1,265,498  $1,003,860  $906,734   $935,138
Ratio of Expenses to Average Net Assets......................       0.13%        0.15%       0.16%     0.16%      0.17%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.13%        0.15%       0.16%     0.16%      0.17%
Ratio of Net Investment Income to Average Net Assets.........       3.96%        4.64%       4.26%     3.78%      3.64%
Portfolio Turnover Rate......................................          7%           9%         18%       17%        18%
-----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                        The United Kingdom Small Company Series
                                                              ----------------------------------------------------------
                                                                 Year        Year        Year        Year        Year
                                                                Ended       Ended       Ended       Ended       Ended
                                                               Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                 2014        2013        2012        2011        2010
-------------------------------------------------------------------------------------------------------------------------
Total Return.................................................       1.22%      37.42%      23.41%       0.20%      25.94%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $1,995,898  $1,988,287  $1,464,838  $1,133,845  $1,036,694
Ratio of Expenses to Average Net Assets......................       0.11%       0.12%       0.13%       0.13%       0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.11%       0.12%       0.13%       0.13%       0.13%
Ratio of Net Investment Income to Average Net Assets.........       2.98%       3.29%       3.37%       3.76%       2.86%
Portfolio Turnover Rate......................................          8%         17%          6%          7%         15%
-------------------------------------------------------------------------------------------------------------------------

                                                                          The Continental Small Company Series
                                                              ------------------------------------------------------------
                                                                  Year        Year        Year         Year        Year
                                                                 Ended       Ended       Ended        Ended       Ended
                                                                Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                                  2014        2013        2012         2011        2010
---------------------------------------------------------------------------------------------------------------------------
Total Return.................................................      (2.25)%      43.67%       2.29%     (10.75)%      15.37%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $3,152,277   $3,217,766  $2,245,179  $2,001,763   $2,072,484
Ratio of Expenses to Average Net Assets......................       0.13%        0.14%       0.16%       0.15%        0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.13%        0.14%       0.16%       0.15%        0.15%
Ratio of Net Investment Income to Average Net Assets.........       2.40%        2.67%       3.15%       2.72%        2.24%
Portfolio Turnover Rate......................................         13%          13%          9%         10%          12%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                                   The Canadian Small Company Series
                                                                          --------------------------------------------------
                                                                             Year      Year       Year      Year      Year
                                                                            Ended     Ended      Ended     Ended     Ended
                                                                           Oct. 31,  Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,
                                                                             2014      2013       2012      2011      2010
-----------------------------------------------------------------------------------------------------------------------------
Total Return.............................................................    (3.83)%     5.71%    (2.51)%     0.27%    43.17%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $849,429   $741,204  $689,086   $736,262  $663,722
Ratio of Expenses to Average Net Assets..................................     0.12%      0.13%     0.15%      0.14%     0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).     0.12%      0.13%     0.15%      0.14%     0.15%
Ratio of Net Investment Income to Average Net Assets.....................     2.42%      2.99%     2.29%      1.72%     1.05%
Portfolio Turnover Rate..................................................        5%        14%       22%        24%       10%
-----------------------------------------------------------------------------------------------------------------------------

                                                                              The Emerging Markets Series
                                                              -----------------------------------------------------------
                                                                 Year        Year        Year         Year        Year
                                                                Ended       Ended       Ended        Ended       Ended
                                                               Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                                 2014        2013        2012         2011        2010
--------------------------------------------------------------------------------------------------------------------------
Total Return.................................................       1.74%       6.99%       4.55%      (6.44)%      27.04%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $4,185,451  $3,766,160  $2,913,307  $2,439,981   $2,529,493
Ratio of Expenses to Average Net Assets......................       0.15%       0.16%       0.20%       0.20%        0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.15%       0.16%       0.20%       0.20%        0.19%
Ratio of Net Investment Income to Average Net Assets.........       2.51%       2.38%       2.55%       2.48%        2.18%
Portfolio Turnover Rate......................................          5%          4%          5%         16%          12%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                         The Emerging Markets Small Cap Series
                                                              -----------------------------------------------------------
                                                                 Year        Year        Year         Year        Year
                                                                Ended       Ended       Ended        Ended       Ended
                                                               Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                                 2014        2013        2012         2011        2010
--------------------------------------------------------------------------------------------------------------------------
Total Return.................................................       5.60%       9.41%       7.19%     (12.94)%      41.96%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $4,921,438  $4,091,523  $2,953,350  $1,874,926   $1,881,356
Ratio of Expenses to Average Net Assets......................       0.26%       0.29%       0.36%       0.33%        0.32%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.26%       0.29%       0.36%       0.33%        0.32%
Ratio of Net Investment Income to Average Net Assets.........       2.48%       2.37%       2.48%       2.32%        2.16%
Portfolio Turnover Rate......................................          9%         11%         13%         18%          15%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, nine of which are included in this section of the report (collectively, the "Series"). The remaining operational portfolios are presented in separate reports.

 Domestic Equity Portfolio        International Equity Portfolios
 -------------------------        -------------------------------          -
 The U.S. Large Cap Value Series  The DFA International Value Series
                                  The Japanese Small Company Series
                                  The Asia Pacific Small Company Series
                                  The United Kingdom Small Company Series
                                  The Continental Small Company Series
                                  The Canadian Small Company Series
                                  The Emerging Markets Series
                                  The Emerging Markets Small Cap Series

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and ask prices which approximates fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolio and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2014, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Trust. For the year ended October 31, 2014, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 The U.S. Large Cap Value Series......... 0.10%
                 The DFA International Value Series...... 0.20%
                 The Japanese Small Company Series....... 0.10%
                 The Asia Pacific Small Company Series... 0.10%
                 The United Kingdom Small Company Series. 0.10%
                 The Continental Small Company Series.... 0.10%
                 The Canadian Small Company Series....... 0.10%
                 The Emerging Markets Series............. 0.10%
                 The Emerging Markets Small Cap Series... 0.20%

Earned Income Credit:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2014, expenses reduced were as follows (amounts in thousands):

                                                       Fees Paid
                                                       Indirectly
                                                       ----------
              The DFA International Value Series......    $12
              The Japanese Small Company Series.......      4
              The Asia Pacific Small Company Series...      5
              The United Kingdom Small Company Series.      1
              The Continental Small Company Series....      2
              The Canadian Small Company Series.......      4
              The Emerging Markets Series.............     12
              The Emerging Markets Small Cap Series...     12

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2014, the total related amounts paid by the Trust to the CCO were $83 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2014, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                 The U.S. Large Cap Value Series......... $399
                 The DFA International Value Series......  284
                 The Japanese Small Company Series.......   64
                 The Asia Pacific Small Company Series...   33
                 The United Kingdom Small Company Series.   43
                 The Continental Small Company Series....   79
                 The Canadian Small Company Series.......   20
                 The Emerging Markets Series.............  104
                 The Emerging Markets Small Cap Series...   77

E. Purchases and Sales of Securities:

   For the year ended October 31, 2014, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                  Purchases    Sales
                                                  ---------- ----------
         The U.S. Large Cap Value Series......... $3,909,998 $2,450,419
         The DFA International Value Series......  2,543,963  1,602,168
         The Japanese Small Company Series.......    428,650    219,413
         The Asia Pacific Small Company Series...    393,635     91,705
         The United Kingdom Small Company Series.    243,468    177,009
         The Continental Small Company Series....    518,636    430,628
         The Canadian Small Company Series.......    223,575     38,347
         The Emerging Markets Series.............    637,475    196,321
         The Emerging Markets Small Cap Series...  1,109,150    389,098

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                               Net Unrealized
                                         Federal Tax  Unrealized   Unrealized   Appreciation
                                            Cost     Appreciation Depreciation (Depreciation)
                                         ----------- ------------ ------------ --------------
The U.S. Large Cap Value Series......... $12,592,751  $6,828,954   $(163,400)    $6,665,554
The DFA International Value Series......   8,784,721   1,642,679    (600,496)     1,042,183
The Japanese Small Company Series.......   2,771,115     381,781    (286,920)        94,861
The Asia Pacific Small Company Series...   1,866,856     288,322    (316,853)       (28,531)
The United Kingdom Small Company Series.   1,553,580     625,581    (141,289)       484,292
The Continental Small Company Series....   3,065,469     949,996    (434,069)       515,927
The Canadian Small Company Series.......   1,216,657     137,372    (279,097)      (141,725)
The Emerging Markets Series.............   3,268,179   1,476,765    (266,689)     1,210,076
The Emerging Markets Small Cap Series...   5,156,701   1,119,729    (680,957)       438,772

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the year ended October 31, 2014 (amounts in thousands):

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts             Net Realized Gain (Loss) on: Futures

                                                Realized Gain (Loss) on
                                                Derivatives Recognized in Income
                                                -------------------------------
                                                                  Equity
                                                    Total          Contracts
                                                ---------      -------------
         The Continental Small Company Series*.  $(1,000)         $(1,000)

* As of October 31, 2014, there were no futures contracts outstanding. During the year ended October 31, 2014, the Series had limited activity in futures contracts.

H. Line of Credit:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 2, 2015.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

   For the year ended October 31, 2014, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                         Weighted      Weighted    Number of   Interest Maximum Amount
                                          Average    Average Loan     Days     Expense  Borrowed During
                                       Interest Rate   Balance    Outstanding* Incurred   The Period
                                       ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap Value Series.......     0.85%       $11,241         11        $ 3        $32,996
The DFA International Value Series....     0.83%         8,088          9          2         16,208
The Japanese Small Company Series.....     0.83%         5,915          9          1          9,696
The Asia Pacific Small Company Series.     0.83%         1,461          9         --          3,398
The United Kingdom Small Company
  Series..............................     0.83%           407         11         --            798
The Continental Small Company Series..     0.83%           447         31         --          1,730
The Emerging Markets Series...........     0.84%         3,432         17          1         10,644
The Emerging Markets Small Cap Series.     0.83%         4,374         27          3          9,078

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2014, that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under the lines of credit as of October 31, 2014.

I. Securities Lending:

   As of October 31, 2014, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. In addition, the following Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities (amounts in thousands):

                                                 Market    Uninvested
                                                 Value   Cash Collateral
                                                -------- ---------------
       The U.S. Large Cap Value Series......... $ 27,105         --
       The DFA International Value Series......    7,009         --
       The Asia Pacific Small Company Series...    3,288         --
       The United Kingdom Small Company Series.       --     $2,337
       The Canadian Small Company Series.......   29,346         --
       The Emerging Markets Series.............  149,153         --
       The Emerging Markets Small Cap Series...  273,571         --

   Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Other:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value.
Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and
Shareholders of the Series, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series, and The Emerging Markets Small Cap Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at October 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodians, brokers, and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 19, 2014

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DIMENSIONAL EMERGING MARKETS VALUE FUND VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                                    [CHART]

                  Dimensional Emerging      MSCI Emerging Markets
                   Markets Value Fund         Index (net div.)
                 --------------------       --------------------
   10/31/2004           $10,000                  $10,000
   11/30/2004            11,081                   10,926
   12/31/2004            11,800                   11,450
    1/31/2005            11,998                   11,480
    2/28/2005            13,093                   12,481
    3/31/2005            12,142                   11,656
    4/30/2005            11,711                   11,343
    5/31/2005            11,889                   11,738
    6/30/2005            12,285                   12,137
    7/31/2005            13,177                   12,985
    8/31/2005            13,395                   13,097
    9/30/2005            14,473                   14,316
   10/31/2005            13,571                   13,380
   11/30/2005            14,578                   14,487
   12/31/2005            15,498                   15,343
    1/31/2006            16,986                   17,057
    2/28/2006            17,055                   17,037
    3/31/2006            17,639                   17,187
    4/30/2006            19,180                   18,411
    5/31/2006            17,111                   16,482
    6/30/2006            16,959                   16,442
    7/31/2006            17,368                   16,677
    8/31/2006            17,684                   17,102
    9/30/2006            18,050                   17,244
   10/31/2006            19,310                   18,063
   11/30/2006            20,727                   19,406
   12/31/2006            21,461                   20,280
    1/31/2007            21,799                   20,061
    2/28/2007            21,929                   19,942
    3/31/2007            23,078                   20,737
    4/30/2007            24,925                   21,697
    5/31/2007            26,828                   22,771
    6/30/2007            27,598                   23,839
    7/31/2007            28,915                   25,096
    8/31/2007            27,992                   24,563
    9/30/2007            30,519                   27,276
   10/31/2007            33,879                   30,317
   11/30/2007            31,421                   28,168
   12/31/2007            31,381                   28,267
    1/31/2008            28,270                   24,740
    2/29/2008            29,407                   26,566
    3/31/2008            28,424                   25,160
    4/30/2008            30,625                   27,202
    5/31/2008            30,900                   27,706
    6/30/2008            27,315                   24,943
    7/31/2008            26,786                   24,002
    8/31/2008            24,505                   22,085
    9/30/2008            20,280                   18,220
   10/31/2008            13,988                   13,234
   11/30/2008            12,932                   12,237
   12/31/2008            14,528                   13,192
    1/31/2009            13,223                   12,340
    2/28/2009            12,099                   11,644
    3/31/2009            14,199                   13,317
    4/30/2009            16,993                   15,533
    5/31/2009            20,827                   18,187
    6/30/2009            20,574                   17,942
    7/31/2009            23,343                   19,960
    8/31/2009            23,527                   19,888
    9/30/2009            25,706                   21,694
   10/31/2009            25,102                   21,720
   11/30/2009            26,712                   22,654
   12/31/2009            28,047                   23,548
    1/31/2010            26,459                   22,235
    2/28/2010            26,673                   22,313
    3/31/2010            29,025                   24,114
    4/30/2010            29,223                   24,407
    5/31/2010            26,173                   22,260
    6/30/2010            26,338                   22,096
    7/31/2010            28,789                   23,936
    8/31/2010            28,272                   23,471
    9/30/2010            31,678                   26,080
   10/31/2010            32,772                   26,837
   11/30/2010            31,722                   26,129
   12/31/2010            34,371                   27,993
    1/31/2011            33,299                   27,234
    2/28/2011            32,761                   26,980
    3/31/2011            34,651                   28,566
    4/30/2011            35,898                   29,452
    5/31/2011            34,541                   28,680
    6/30/2011            33,838                   28,238
    7/31/2011            33,568                   28,113
    8/31/2011            30,173                   25,601
    9/30/2011            24,767                   21,868
   10/31/2011            28,030                   24,765
   11/30/2011            26,618                   23,114
   12/31/2011            25,673                   22,836
    1/31/2012            29,245                   25,426
    2/29/2012            31,030                   26,949
    3/31/2012            29,706                   26,049
    4/30/2012            28,750                   25,738
    5/31/2012            25,575                   22,852
    6/30/2012            26,739                   23,734
    7/31/2012            26,580                   24,197
    8/31/2012            26,959                   24,116
    9/30/2012            28,701                   25,571
   10/31/2012            28,338                   25,416
   11/30/2012            28,662                   25,739
   12/31/2012            30,761                   26,997
    1/31/2013            31,266                   27,369
    2/28/2013            30,755                   27,026
    3/31/2013            30,503                   26,560
    4/30/2013            30,777                   26,760
    5/31/2013            29,909                   26,074
    6/30/2013            27,399                   24,414
    7/31/2013            27,943                   24,669
    8/31/2013            27,360                   24,245
    9/30/2013            29,387                   25,822
   10/31/2013            30,728                   27,076
   11/30/2013            30,003                   26,681
   12/31/2013            29,712                   26,295
    1/31/2014            27,646                   24,587
    2/28/2014            28,267                   25,402
    3/31/2014            29,536                   26,182
    4/30/2014            29,739                   26,269
    5/31/2014            30,959                   27,186
    6/30/2014            31,777                   27,908
    7/31/2014            32,387                   28,448
    8/31/2014            33,118                   29,089
    9/30/2014            30,420                   26,933
   10/31/2014            30,393                   27,250
                                                                     Past performance is not predictive of
                                                                     future performance.
                                                                     The returns shown do not reflect the
                                                                     deduction of taxes that a shareholder
         Average Annual        One        Five       Ten             would pay on fund distributions or the
         Total Return          Year       Years     Years            redemption of fund shares.
         ------------------------------------------------------      MSCI data copyright MSCI 2014, all
                              -1.09%      3.90%     11.76%           rights reserved.

--------------------------------------------------------------------------------

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 International Equity Market Review          12 Months Ended October 31, 2014

   Emerging markets generally had stronger performance over the period than developed markets with positive returns in each market segment except large cap value. As measured by the MSCI emerging markets indices, small cap stocks outperformed large cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2014
                       --------------------------------

                                                Return in U.S. Dollars
         -                                      ----------------------
         MSCI Emerging Markets Index...........          0.64%
         MSCI Emerging Markets Small Cap Index.          3.18%
         MSCI Emerging Markets Value Index.....         -0.63%
         MSCI Emerging Markets Growth Index....          1.89%

   During the period, the U.S. dollar (USD) generally appreciated against most emerging markets currencies, particularly those in Eastern Europe, decreasing USD denominated returns in emerging markets.

                      12 Months Ended October 31, 2014
                       --------------------------------

Ten Largest Emerging Markets by Market Cap  Local Return Return in U.S. Dollars
------------------------------------------  ------------ ----------------------
              China........................     6.44%             6.41%
              Korea........................    -6.24%            -6.94%
              Taiwan.......................    13.99%            10.11%
              Brazil.......................    -0.30%            -9.65%
              South Africa.................    17.13%             6.09%
              India........................    29.27%            29.39%
              Mexico.......................    10.96%             6.98%
              Russia.......................    -4.56%           -24.40%
              Malaysia.....................     3.85%            -0.37%
              Indonesia....................    17.88%             9.95%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2014, all rights reserved.

Dimensional Emerging Markets Value Fund

   The Dimensional Emerging Markets Value Fund is designed to capture the returns of value stocks of large and small companies in selected emerging markets. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Fund held approximately 2,200 securities across 19 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2014, total returns were -1.09% for the Fund and 0.64% for the MSCI Emerging Markets Index (net dividends). As a result of the Fund's diversified investment approach, performance was generally determined by broad trends in emerging markets rather than the behavior of a limited number of stocks. The Fund invests primarily in value stocks while the Index is neutral with regard to value stocks. Emerging markets value stocks generally underperformed during the period, which was the primary driver of the Fund's relative underperformance.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               Six Months Ended October 31, 2014
EXPENSE TABLES
                                         Beginning  Ending              Expenses
                                          Account  Account   Annualized   Paid
                                           Value    Value     Expense    During
                                         05/01/14  10/31/14    Ratio*   Period*
                                         --------- --------- ---------- --------
Dimensional Emerging Markets Value Fund
---------------------------------------
Actual Fund Return...................... $1,000.00 $1,022.00    0.15%    $0.76
Hypothetical 5% Annual Return........... $1,000.00 $1,024.45    0.15%    $0.77

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on September 29, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                    Dimensional Emerging Markets Value Fund
              Consumer Discretionary.......................   6.6%
              Consumer Staples.............................   5.0%
              Energy.......................................  12.4%
              Financials...................................  35.8%
              Health Care..................................   0.3%
              Industrials..................................  11.9%
              Information Technology.......................   7.6%
              Materials....................................  16.6%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   1.3%
              Utilities....................................   2.4%
                                                            -----
                                                            100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------
COMMON STOCKS -- (89.7%)
BRAZIL -- (5.4%)
    Banco do Brasil SA..................................  10,290,573 $  115,161,060            0.6%
    Banco Santander Brasil SA ADR.......................  17,807,476     97,584,968            0.5%
    BM&FBovespa SA......................................  16,976,687     74,703,226            0.4%
    JBS SA..............................................  18,033,940     80,378,469            0.4%
#   Petroleo Brasileiro SA ADR..........................  18,327,471    214,431,411            1.1%
#   Vale SA Sponsored ADR...............................  13,734,107    138,577,140            0.7%
    Other Securities....................................                361,906,896            2.0%
                                                                     --------------           -----
TOTAL BRAZIL............................................              1,082,743,170            5.7%
                                                                     --------------           -----

CHILE -- (1.4%)
    Enersis SA Sponsored ADR............................   5,733,186     90,527,007            0.5%
    Other Securities....................................                202,439,738            1.1%
                                                                     --------------           -----
TOTAL CHILE.............................................                292,966,745            1.6%
                                                                     --------------           -----

CHINA -- (14.2%)
    Agricultural Bank of China, Ltd. Class H............ 255,464,000    118,712,368            0.6%
    Bank of China, Ltd. Class H......................... 763,167,331    365,290,776            1.9%
    Bank of Communications Co., Ltd. Class H............  96,624,574     72,200,559            0.4%
    China Construction Bank Corp. Class H............... 542,030,940    404,408,696            2.2%
#   China Petroleum & Chemical Corp. ADR................   1,223,161    106,390,526            0.6%
    China Petroleum & Chemical Corp. Class H............ 106,787,575     92,607,409            0.5%
#   China Unicom Hong Kong, Ltd. ADR....................   7,285,774    109,140,894            0.6%
    Industrial & Commercial Bank of China, Ltd. Class H. 302,174,996    200,241,009            1.1%
    Other Securities....................................              1,410,991,276            7.3%
                                                                     --------------           -----
TOTAL CHINA.............................................              2,879,983,513           15.2%
                                                                     --------------           -----

COLOMBIA -- (0.1%)
    Other Securities....................................                 26,308,586            0.1%
                                                                     --------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................                 41,573,273            0.2%
                                                                     --------------           -----

GREECE -- (0.1%)
    Other Securities....................................                 20,612,791            0.1%
                                                                     --------------           -----

HONG KONG -- (0.0%)
    Other Securities....................................                    209,454            0.0%
                                                                     --------------           -----

HUNGARY -- (0.4%)
    Other Securities....................................                 74,137,391            0.4%
                                                                     --------------           -----

INDIA -- (8.6%)
    ICICI Bank, Ltd. Sponsored ADR......................   3,344,526    188,497,485            1.0%
    Reliance Industries, Ltd............................  21,131,225    342,432,538            1.8%
    State Bank of India.................................   2,134,196     93,821,600            0.5%
    Other Securities....................................              1,110,527,170            5.9%
                                                                     --------------           -----
TOTAL INDIA.............................................              1,735,278,793            9.2%
                                                                     --------------           -----

INDONESIA -- (2.6%)
    Other Securities....................................                522,620,783            2.8%
                                                                     --------------           -----

ISRAEL -- (0.0%)
    Other Securities....................................                     19,227            0.0%
                                                                     --------------           -----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------
MALAYSIA -- (4.0%)
    Other Securities....................................             $  801,617,645            4.2%
                                                                     --------------           -----

MEXICO -- (7.0%)
    Alfa S.A.B. de C.V. Class A.........................  45,897,748    146,525,141            0.8%
#*  Cemex S.A.B. de C.V. Sponsored ADR..................  17,909,306    220,284,464            1.2%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................   2,578,915    248,194,779            1.3%
    Grupo Financiero Banorte S.A.B. de C.V..............  23,817,280    152,635,757            0.8%
    Other Securities....................................                652,631,147            3.4%
                                                                     --------------           -----
TOTAL MEXICO............................................              1,420,271,288            7.5%
                                                                     --------------           -----

PHILIPPINES -- (1.1%)
    Other Securities....................................                213,846,255            1.1%
                                                                     --------------           -----

POLAND -- (1.8%)
    PGE SA..............................................  14,453,314     94,828,904            0.5%
    Other Securities....................................                272,919,980            1.4%
                                                                     --------------           -----
TOTAL POLAND............................................                367,748,884            1.9%
                                                                     --------------           -----

RUSSIA -- (2.4%)
    Gazprom OAO Sponsored ADR...........................  67,242,144    445,533,804            2.4%
    Other Securities....................................                 47,366,599            0.2%
                                                                     --------------           -----
TOTAL RUSSIA............................................                492,900,403            2.6%
                                                                     --------------           -----

SOUTH AFRICA -- (7.0%)
    Barclays Africa Group, Ltd..........................   6,214,975     98,223,014            0.5%
#   Nedbank Group, Ltd..................................   3,800,421     82,877,562            0.4%
    Sanlam, Ltd.........................................  19,211,956    121,401,118            0.7%
    Standard Bank Group, Ltd............................  19,894,413    250,525,816            1.3%
#   Steinhoff International Holdings, Ltd...............  27,917,185    142,824,599            0.8%
    Other Securities....................................                710,199,670            3.7%
                                                                     --------------           -----
TOTAL SOUTH AFRICA......................................              1,406,051,779            7.4%
                                                                     --------------           -----

SOUTH KOREA -- (13.9%)
    Hana Financial Group, Inc...........................   3,815,029    132,113,835            0.7%
    Hyundai Motor Co....................................     604,826     95,974,737            0.5%
    KB Financial Group, Inc.............................   2,611,033    102,351,844            0.6%
    KB Financial Group, Inc. ADR........................   3,171,116    122,722,189            0.7%
#   LG Electronics, Inc.................................   1,776,548    108,496,732            0.6%
    POSCO...............................................     644,929    186,279,391            1.0%
#   POSCO ADR...........................................   1,589,142    113,719,001            0.6%
    Samsung C&T Corp....................................   1,386,322     93,780,439            0.5%
    Shinhan Financial Group Co., Ltd....................   4,987,169    234,724,964            1.3%
#   Shinhan Financial Group Co., Ltd. ADR...............   1,618,408     76,178,464            0.4%
    SK Holdings Co., Ltd................................     513,323     80,462,792            0.4%
    Other Securities....................................              1,452,665,991            7.5%
                                                                     --------------           -----
TOTAL SOUTH KOREA.......................................              2,799,470,379           14.8%
                                                                     --------------           -----

SPAIN -- (0.1%)
    Other Securities....................................                 18,609,563            0.1%
                                                                     --------------           -----

TAIWAN -- (14.3%)
    First Financial Holding Co., Ltd.................... 132,059,630     81,305,836            0.4%
    Fubon Financial Holding Co., Ltd....................  90,414,471    153,064,692            0.8%
    Mega Financial Holding Co., Ltd..................... 136,903,915    113,547,756            0.6%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                        Percentage
                                            Shares        Value++     of Net Assets**
                                            ------        -------     ---------------
TAIWAN -- (Continued)
#   United Microelectronics Corp......... 217,150,681 $    96,414,681            0.5%
#   Yuanta Financial Holding Co., Ltd.... 143,586,770      72,328,347            0.4%
    Other Securities.....................               2,382,184,536           12.6%
                                                      ---------------           -----
TOTAL TAIWAN.............................               2,898,845,848           15.3%
                                                      ---------------           -----

THAILAND -- (2.8%)
    PTT PCL..............................  15,934,500     180,039,791            1.0%
    Other Securities.....................                 379,751,315            2.0%
                                                      ---------------           -----
TOTAL THAILAND...........................                 559,791,106            3.0%
                                                      ---------------           -----

TURKEY -- (2.3%)
    Turkiye Is Bankasi...................  33,315,167      83,301,332            0.5%
    Other Securities.....................                 386,687,608            2.0%
                                                      ---------------           -----
TOTAL TURKEY.............................                 469,988,940            2.5%
                                                      ---------------           -----
TOTAL COMMON STOCKS......................              18,125,595,816           95.7%
                                                      ---------------           -----

PREFERRED STOCKS -- (3.4%)
BRAZIL -- (3.3%)
    Petroleo Brasileiro SA...............  18,238,804     112,184,242            0.6%
    Petroleo Brasileiro SA Sponsored ADR.  21,196,251     259,230,150            1.4%
    Vale SA..............................  14,877,158     129,450,847            0.7%
    Other Securities.....................                 161,734,299            0.8%
                                                      ---------------           -----
TOTAL BRAZIL.............................                 662,599,538            3.5%
                                                      ---------------           -----

COLOMBIA -- (0.1%)
    Other Securities.....................                  17,278,985            0.1%
                                                      ---------------           -----

MALAYSIA -- (0.0%)
    Other Securities.....................                      11,301            0.0%
                                                      ---------------           -----
TOTAL PREFERRED STOCKS...................                 679,889,824            3.6%
                                                      ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
    Other Securities.....................                         867            0.0%
                                                      ---------------           -----

CHINA -- (0.0%)
    Other Securities.....................                       2,981            0.0%
                                                      ---------------           -----

HONG KONG -- (0.0%)
    Other Securities.....................                     229,616            0.0%
                                                      ---------------           -----

INDONESIA -- (0.0%)
    Other Securities.....................                       1,310            0.0%
                                                      ---------------           -----

MALAYSIA -- (0.0%)
    Other Securities.....................                          --            0.0%
                                                      ---------------           -----
TAIWAN -- (0.0%)
    Other Securities.....................                       3,306            0.0%
                                                      ---------------           -----
TOTAL RIGHTS/WARRANTS....................                     238,080            0.0%
                                                      ---------------           -----


DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                      Percentage
                                          Shares        Value+      of Net Assets**
                                          ------        ------      ---------------
SECURITIES LENDING COLLATERAL -- (6.9%)
(S)@   DFA Short Term Investment Fund.. 120,842,149 $ 1,398,143,668            7.4%
                                                    ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $19,905,306,971).............               $20,203,867,388          106.7%
                                                    ===============          ======

Summary of the Fund's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Brazil...................... $  592,943,637 $   489,799,533   --    $ 1,082,743,170
  Chile.......................     97,250,791     195,715,954   --        292,966,745
  China.......................    235,314,230   2,644,669,283   --      2,879,983,513
  Colombia....................     26,308,586              --   --         26,308,586
  Czech Republic..............             --      41,573,273   --         41,573,273
  Greece......................        450,318      20,162,473   --         20,612,791
  Hong Kong...................             --         209,454   --            209,454
  Hungary.....................             --      74,137,391   --         74,137,391
  India.......................    232,489,675   1,502,789,118   --      1,735,278,793
  Indonesia...................      9,326,399     513,294,384   --        522,620,783
  Israel......................             --          19,227   --             19,227
  Malaysia....................        933,008     800,684,637   --        801,617,645
  Mexico......................  1,419,694,498         576,790   --      1,420,271,288
  Philippines.................             --     213,846,255   --        213,846,255
  Poland......................             --     367,748,884   --        367,748,884
  Russia......................        410,701     492,489,702   --        492,900,403
  South Africa................    140,329,828   1,265,721,951   --      1,406,051,779
  South Korea.................    372,923,779   2,426,546,600   --      2,799,470,379
  Spain.......................     18,609,563              --   --         18,609,563
  Taiwan......................     47,122,723   2,851,723,125   --      2,898,845,848
  Thailand....................    559,791,106              --   --        559,791,106
  Turkey......................      2,907,604     467,081,336   --        469,988,940
Preferred Stocks
  Brazil......................    311,770,373     350,829,165   --        662,599,538
  Colombia....................     17,278,985              --   --         17,278,985
  Malaysia....................             --          11,301   --             11,301
Rights/Warrants
  Brazil......................             --             867   --                867
  China.......................             --           2,981   --              2,981
  Hong Kong...................             --         229,616   --            229,616
  Indonesia...................             --           1,310   --              1,310
  Malaysia....................             --              --   --                 --
  Taiwan......................             --           3,306   --              3,306
Securities Lending Collateral.             --   1,398,143,668   --      1,398,143,668
                               -------------- ---------------   --    ---------------
TOTAL......................... $4,085,855,804 $16,118,011,584   --    $20,203,867,388
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2014
                            (Amounts in thousands)

ASSETS:
Investments at Value (including $1,749,796 of securities on loan)*....... $18,805,724
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.   1,398,144
Foreign Currencies at Value..............................................      26,688
Cash.....................................................................      88,873
Receivables:
  Investment Securities Sold.............................................      22,282
  Dividends, Interest and Tax Reclaims...................................      12,761
  Securities Lending Income..............................................       2,296
Unrealized Gain on Foreign Currency Contracts............................           1
                                                                          -----------
     Total Assets........................................................  20,356,769
                                                                          -----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................................   1,398,144
  Investment Securities Purchased........................................      27,896
  Due to Advisor.........................................................       1,585
Unrealized Loss on Foreign Currency Contracts............................           1
Accrued Expenses and Other Liabilities...................................       1,626
                                                                          -----------
     Total Liabilities...................................................   1,429,252
                                                                          -----------
NET ASSETS............................................................... $18,927,517
                                                                          ===========
Investments at Cost...................................................... $18,507,163
                                                                          ===========
Foreign Currencies at Cost............................................... $    26,572
                                                                          ===========

----------
* See Note H in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2014
                            (Amounts in thousands)

  Investment Income
    Dividends (Net of Foreign Taxes Withheld of $70,268).......... $ 533,318
    Interest......................................................         9
    Income from Securities Lending................................    24,872
                                                                   ---------
       Total Investment Income....................................   558,199
                                                                   ---------
  Expenses
    Investment Advisory Services Fees.............................    19,212
    Accounting & Transfer Agent Fees..............................     1,031
    Custodian Fees................................................     7,208
    Shareholders' Reports.........................................        32
    Directors'/Trustees' Fees & Expenses..........................       136
    Professional Fees.............................................       627
    Other.........................................................       341
                                                                   ---------
       Total Expenses.............................................    28,587
                                                                   ---------
    Fees Paid Indirectly..........................................       (55)
                                                                   ---------
    Net Expenses..................................................    28,532
                                                                   ---------
    Net Investment Income (Loss)..................................   529,667
                                                                   ---------
  Realized and Unrealized Gain (Loss)
    Net Realized Gain (Loss) on:
      Investment Securities Sold..................................  (524,001)
      Futures.....................................................       504
      Foreign Currency Transactions...............................    (4,551)
    Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency..................  (181,244)
      Translation of Foreign Currency Denominated Amounts.........       (31)
                                                                   ---------
    Net Realized and Unrealized Gain (Loss).......................  (709,323)
                                                                   ---------
  Net Increase (Decrease) in Net Assets Resulting from Operations. $(179,656)
                                                                   =========

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                 Year         Year
                                                                                Ended        Ended
                                                                               Oct. 31,     Oct. 31,
                                                                                 2014         2013
                                                                             -----------  -----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).............................................. $   529,667  $   419,407
  Net Realized Gain (Loss) on:
    Investment Securities Sold..............................................    (524,001)     304,248
    Futures.................................................................         504           --
    Foreign Currency Transactions...........................................      (4,551)      (2,833)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............................    (181,244)     724,674
    Translation of Foreign Currency Denominated Amounts.....................         (31)           7
                                                                             -----------  -----------
       Net Increase (Decrease) in Net Assets Resulting from Operations......    (179,656)   1,445,503
                                                                             -----------  -----------
Transactions in Interest:
  Contributions.............................................................   1,596,852    2,894,722
  Withdrawals...............................................................  (1,916,965)  (1,797,261)
                                                                             -----------  -----------
     Net Increase (Decrease) from Transactions in Interest..................    (320,113)   1,097,461
                                                                             -----------  -----------
     Total Increase (Decrease) in Net Assets................................    (499,769)   2,542,964
Net Assets
  Beginning of Year.........................................................  19,427,286   16,884,322
                                                                             -----------  -----------
  End of Year............................................................... $18,927,517  $19,427,286
                                                                             ===========  ===========

                See accompanying Notes to Financial Statements.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND+

                             FINANCIAL HIGHLIGHTS


                                                                      Dimensional Emerging Markets Value Fund
                                                         -----------------------------------------------------------------
                                                             Year          Year         Year         Year          Year
                                                            Ended         Ended        Ended        Ended         Ended
                                                           Oct. 31,      Oct. 31,     Oct. 31,     Oct. 31,      Oct. 31,
                                                             2014          2013         2012         2011          2010
---------------------------------------------------------------------------------------------------------------------------
Total Return............................................       (1.09)%        8.43%        1.10%      (14.47)%       30.55%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)..................... $18,927,517   $19,427,286  $16,884,322  $14,003,579   $11,917,955
Ratio of Expenses to Average Net Assets.................        0.15%         0.16%        0.20%        0.20%         0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees
 Paid Indirectly).......................................        0.15%         0.16%        0.20%        0.20%         0.19%
Ratio of Net Investment Income to Average Net Assets....        2.76%         2.32%        2.43%        2.29%         1.81%
Portfolio Turnover Rate.................................          12%            6%           8%           5%           15%
---------------------------------------------------------------------------------------------------------------------------

+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   Dimensional Emerging Markets Value Fund Inc. ("DEM I") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, DEM I was reorganized as an open-end management investment company. On October 27, 2009, the Board of Directors and shareholders of DEM I approved an Agreement and Plan of Reorganization that provided for the reorganization of DEM I from a Maryland corporation to a Delaware statutory trust. Effective October 30, 2009, DEM I transferred all of its assets and liabilities to Dimensional Emerging Markets Value Fund ("DEM II" or the "Fund"), a Delaware statutory trust, in a tax-free exchange under Internal Revenue Code (the "IRC") (S)368(a)(1)(F).

   Effective November 1, 2009, the Fund, a master fund in a master-feeder structure, elected with the consent of its holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The Fund maintains its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and ask prices which approximates fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2014, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Fund.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees'
Fees & Expenses. At October 31, 2014, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $441 (in thousands).

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

   The Fund is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Fund. For the year ended October 31, 2014, the Fund's investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

Earned Income Credit:

   In addition, the Fund has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2014, expenses reduced were $55 (amount in thousands).

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2014, the total related amounts paid by the Fund to the CCO were $23 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

   For the year ended October 31, 2014, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                  Purchases    Sales
                                                  ---------- ----------
         Dimensional Emerging Markets Value Fund. $2,507,752 $2,276,542

   There were no purchases or sales of long-term U.S. government securities.

E. Federal Income Taxes:

   No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                               Net Unrealized
                                         Federal Tax  Unrealized   Unrealized   Appreciation
                                            Cost     Appreciation Depreciation (Depreciation)
                                         ----------- ------------ ------------ --------------
Dimensional Emerging Markets Value Fund. $20,078,984  $3,350,428  $(3,225,544)    $124,884

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no additional provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

   In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Funds.

   2. Forward Currency Contracts: The Fund may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Fund's currency exposure with respect to a foreign market will be based primarily on the Fund's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Fund as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S.dollar.

   3. Futures Contracts: The Fund may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Funds deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Funds could lose more than the initial margin requirements. The Funds entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange- traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the location on the Fund's Statement of Operations of realized and change in unrealized gains and losses from Fund's derivative instrument holdings through the year ended October 31, 2014:

Derivative Type             Location of Gain (Loss) on Derivatives Recognized in Income
---------------             -----------------------------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
Equity contracts            Net Realized Gain (Loss) on: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Fund's direct investment in derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2014 (amounts in thousands):

                                                 Realized Gain (Loss) on
                                                Derivatives Recognized in Income
                                                --------------------------------
                                                          Foreign
                                                         Exchange     Equity
                                                Total    Contracts   Contracts
                                                -----    ---------   ---------
      Dimensional Emerging Markets Value Fund*. $499        $(5)       $504

* As of October 31, 2014, there were no futures contracts outstanding. During the year ended October 31, 2014, the Fund had limited activity in futures contracts.

G. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 2, 2015.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

   For the year ended October 31, 2014, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                           Weighted      Weighted    Number of   Interest Maximum Amount
                                            Average    Average Loan     Days     Expense  Borrowed During
                                         Interest Rate   Balance    Outstanding* Incurred   The Period
                                         ------------- ------------ ------------ -------- ---------------
Dimensional Emerging Markets Value Fund.     0.84%       $35,523         42        $35       $143,884

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2014, that the Fund's available line of credit was utilized.

   There were no outstanding borrowings by the Fund under the lines of credit as of October 31, 2014.

H. Securities Lending:

   As of October 31, 2014, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. In addition, the Fund received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $510,952 (in thousands). The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policy, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Dimensional Emerging Markets Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional Emerging Markets Value Fund (the "Fund") at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodian, brokers, and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 19, 2014

                                FUND MANAGEMENT

                                  (Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2014.

Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There was one Nominating Committee meeting held during the fiscal year ended October 31, 2014.

Each Board's Strategy Committee consists of both interested and disinterested Trustees/Directors. The Strategy Committee is comprised of John P. Gould, Edward P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and
(iv) consider issues relating to investment services for each portfolio of the Fund. The Strategy Committee was formed on December 17, 2010, and there were two Strategy Committee meetings held during the fiscal year ended October 31, 2014.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

      Name, Position                                 Portfolios within the DFA   Principal Occupation(s) During Past 5
 with the Fund, Address and   Term of Office/1/ and      Fund Complex/2/        Years and Other Directorships of Public
       Year of Birth           Length of Service             Overseen                       Companies Held
------------------------------------------------------------------------------------------------------------------------
                                           Disinterested Trustees/Directors
------------------------------------------------------------------------------------------------------------------------
George M. Constantinides       DFAIDG-Since 1983       108 portfolios in 4      Leo Melamed Professor of Finance,
Director of DFAIDG and DIG.    DIG-Since 1993          investment companies     University of Chicago Booth School of
Trustee of DFAITC and DEM.     DFAITC-Since 1992                                Business.
The University of Chicago      DEM-Since 1993
Booth School of Business
5807 S. Woodlawn Avenue
Chicago, IL 60637
1947
------------------------------------------------------------------------------------------------------------------------
John P. Gould                  DFAIDG-Since 1986       108 portfolios in 4      Steven G. Rothmeier Professor and
Director of DFAIDG and DIG.    DIG-Since 1993          investment companies     Distinguished Service Professor of
Trustee of DFAITC and DEM      DFAITC-Since 1992                                Economics, University of Chicago Booth
The University of Chicago      DEM-Since 1993                                   School of Business (since 1965). Member
Booth School of Business                                                        and Chair, Competitive Markets Advisory
5807 S. Woodlawn Avenue                                                         Council, Chicago Mercantile Exchange
Chicago, IL 60637                                                               (futures trading exchange) (since
1939                                                                            2004). Trustee, Harbor Fund (registered
                                                                                investment company) (29 Portfolios)
                                                                                (since 1994). Formerly, Member of the
                                                                                Board of Milwaukee Insurance Company
                                                                                (1997-2010).
------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson              DFAIDG-Since 1981       108 portfolios in 4      Professor in Practice of Finance, Yale
Director of DFAIDG and DIG.    DIG-Since 1993          investment companies     School of Management (since 1984).
Trustee of DFAITC and DEM.     DFAITC-Since 1992                                Chairman, CIO and Partner, Zebra
Yale School of Management      DEM-Since 1993                                   Capital Management, LLC (hedge fund and
P.O. Box 208200                                                                 asset manager) (since 2001). Consultant
New Haven, CT 06520-8200                                                        to Morningstar Inc. (since 2006).
1943                                                                            Formerly, Director, BIRR Portfolio
                                                                                Analysis, Inc. (software products)
                                                                                (1990-2010).
------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear               DFAIDG-Since 2010       108 portfolios in 4      Morris Arnold Cox Senior Fellow, Hoover
Director of DFAIDG and DIG.    DIG-Since 2010          investment companies     Institution (since 2002). Jack Steele
Trustee of DFAITC and DEM.     DFAITC-Since 2010                                Parker Professor of Human Resources
Stanford University Graduate   DEM-Since 2010                                   Management and Economics, Graduate
School of Business                                                              School of Business, Stanford University
518 Memorial Way                                                                (since 1995). Cornerstone Research
Stanford, CA 94305-5015                                                         (expert testimony and economic and
1948                                                                            financial analysis) (since 2009).
                                                                                Formerly, Chairman of the President
                                                                                George W. Bush's Council of Economic
                                                                                Advisers (2006-2009). Formerly, Council
                                                                                of Economic Advisors, State of
                                                                                California (2005-2006). Formerly,
                                                                                Commissioner, White House Panel on Tax
                                                                                Reform (2005)
------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes               DFAIDG-Since 1981       108 portfolios in 4      Chief Investment Strategist, Janus
Director of DFAIDG and DIG.    DIG-Since 1993          investment companies     Capital Group Inc. (since 2014). Frank
Trustee of DFAITC and DEM.     DFAITC-Since 1992                                E. Buck Professor of Finance Emeritus,
c/o Dimensional Fund           DEM-Since 1993                                   Graduate School of Business, Stanford
Advisors, LP                                                                    University (since 1981). Chairman,
6300 Bee Cave Road                                                              Ruapay Inc. (since 2013). Formerly,
Building 1                                                                      Chairman, Platinum Grove Asset
Austin, TX 78746                                                                Management, L.P. (hedge fund)
1941                                                                            (formerly, Oak Hill Platinum Partners)
                                                                                (1999-2009). Formerly, Director,
                                                                                American Century Fund Complex
                                                                                (registered investment companies) (43
                                                                                Portfolios) (1980-2014).
------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                 DFAIDG-Since 2000       108 portfolios in 4      Boris and Irene Stern Distinguished
Director of DFAIDG and DIG.    DIG-Since 2000          investment companies     Service Professor of Accounting,
Trustee of DFAITC and DEM.     DFAITC-Since 2000                                University of Chicago Booth School of
The University of Chicago      DEM-Since 2000                                   Business (since 1980). Director, HNI
Booth School of Business                                                        Corporation (formerly known as HON
5807 S. Woodlawn                                                                Industries Inc.) (office furniture)
Avenue Chicago, IL 60637                                                        (since 2000). Director, Ryder System
1953                                                                            Inc. (transportation, logistics and
                                                                                supply-chain management) (since 2003).
                                                                                Trustee, UBS Funds (4 investment
                                                                                companies within the fund complex) (33
                                                                                portfolios) (since 2009). Formerly,
                                                                                Co-Director Investment Research,
                                                                                Fundamental Investment Advisors (hedge
                                                                                fund) (2008-2011).
------------------------------------------------------------------------------------------------------------------------

      Name, Position                                Portfolios within the
  with the Fund, Address     Term of Office/1/ and  DFA Fund Complex/2/      Principal Occupation(s) During Past 5 Years and
     and Year of Birth       Length of Service            Overseen             Other Directorships of Public Companies Held
--------------------------------------------------------------------------------------------------------------------------------
                                              Interested Trustees/Directors*
--------------------------------------------------------------------------------------------------------------------------------
David G. Booth               DFAIDG-Since 1981      108 portfolios in 4    Chairman, Director/Trustee, President, Co-Chief
Chairman, Director/Trustee,  DIG-Since 1992         investment companies   Executive Officer and formerly, Chief Executive
President and Co-Chief       DFAITC-Since 1992                             Officer (until 1/1/2010) of the following companies:
Executive Officer            DEM-Since 1993                                Dimensional Holdings Inc., Dimensional Fund
6300 Bee Cave Road,                                                        Advisors LP, DFA Securities LLC, DEM, DFAIDG,
Building One                                                               DIG and DFAITC (collectively, the "DFA Entities").
Austin, TX 78746                                                           Director of Dimensional Fund Advisors Ltd. and
1946                                                                       formerly, Chief Investment Officer. Director of DFA
                                                                           Australia Limited and formerly, President and Chief
                                                                           Investment Officer. Director of Dimensional
                                                                           Advisors Ltd., Dimensional Funds plc and
                                                                           Dimensional Funds II plc. Formerly, President,
                                                                           Dimensional SmartNest (US) LLC (2009-2014).
                                                                           Formerly, Limited Partner, Oak Hill Partners (2001-
                                                                           2010). Limited Partner, VSC Investors, LLC (since
                                                                           2007). Trustee, University of Chicago. Trustee,
                                                                           University of Kansas Endowment Association.
                                                                           Formerly, Director, SA Funds (registered
                                                                           investment company). Chairman, Director and Co-
                                                                           Chief Executive Officer of Dimensional Fund
                                                                           Advisors Canada ULC. Director and President
                                                                           (since 2012) of Dimensional Japan Ltd. Chairman,
                                                                           Director, President and Co-Chief Executive Officer
                                                                           of Dimensional Cayman Commodity Fund I Ltd.
                                                                           (since 2010).
--------------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto           DFAIDG-Since 2009      108 portfolios in 4    Co-Chief Executive Officer (beginning January
Director/Trustee, Co-Chief   DIG-Since 2009         investment companies   2010), Co-Chief Investment Officer (since June
Executive Officer and Co-    DFAITC-Since 2009                             2014), Director/Trustee, and formerly, Chief
Chief Investment Officer     DEM-Since 2009                                Investment Officer (March 2007 - June 2014) of the
6300 Bee Cave Road,                                                        DFA Entities. Director, Co-Chief Executive Officer
Building One                                                               and Chief Investment Officer (since 2010) of
Austin, TX 78746                                                           Dimensional Cayman Commodity Fund I Ltd.
1967                                                                       Director, Co-Chief Executive Officer, President and
                                                                           Co-Chief Investment Officer of Dimensional Fund
                                                                           Advisors Canada ULC and formerly, Chief
                                                                           Investment Officer (until April 2014). Co-Chief
                                                                           Investment Officer, Vice President, and Director of
                                                                           DFA Australia Limited and formerly, Chief
                                                                           Investment Officer (until April 2014). Director of
                                                                           Dimensional Fund Advisors Ltd., Dimensional
                                                                           Funds plc, Dimensional Funds II plc and
                                                                           Dimensional Advisors Ltd. Formerly, Vice President
                                                                           of the DFA Entities and Dimensional Fund Advisors
                                                                           Canada ULC. Director and Chief Investment Officer
                                                                           (since December 2012) of Dimensional Japan Ltd.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes DFAIDG, DIG; DFAITC and DEM. Each disinterested Trustee/Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by an affiliate of Dimensional Fund Advisors LP (the "Advisor"), Dimensional Fund Advisors Canada ULC.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with the Advisor.

Officers

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of                        Term of Office/1/ and
      Birth             Position        Length of Service           Principal Occupation(s) During Past 5 Years
----------------------------------------------------------------------------------------------------------------------
                                                     Officers
----------------------------------------------------------------------------------------------------------------------
April A. Aandal    Vice President           Since 2008         Vice President of all the DFA Entities.
1963
----------------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta   Vice President           Since 2012         Vice President of all the DFA Entities. Formerly, Vice
1974                                                           President, Business Development at Capson
                                                               Physicians Insurance Company (2010-2012); Vice
                                                               President at Charles Schwab (2007-2010).
----------------------------------------------------------------------------------------------------------------------
Darryl D. Avery    Vice President           Since 2005         Vice President of all the DFA Entities.
1966
----------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow   Vice President           Since 1993         Vice President of all the DFA Entities. Director and
1955                                                           Managing Director of Dimensional Fund Advisors Ltd
                                                               (since September 2013).
----------------------------------------------------------------------------------------------------------------------
Peter Bergan       Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1974                                                           Senior Infrastructure Manager for Dimensional Fund
                                                               Advisors LP (January 2011-January 2014); Partner
                                                               at Stonehouse Consulting (2010).
----------------------------------------------------------------------------------------------------------------------
Lana Bergstein     Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1974                                                           Client Service Manager for Dimensional Fund
                                                               Advisors LP (February 2008-January 2014).
----------------------------------------------------------------------------------------------------------------------
Stanley W. Black   Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1970                                                           Senior Research Associate (January 2012-January
                                                               2014) and Research Associate (2006-2011) for
                                                               Dimensional Fund Advisors LP
----------------------------------------------------------------------------------------------------------------------
Aaron T. Borders   Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (April 2008-January 2014).
----------------------------------------------------------------------------------------------------------------------
Scott A. Bosworth  Vice President           Since 2007         Vice President of all the DFA Entities.
1968
----------------------------------------------------------------------------------------------------------------------
Valerie A. Brown   Vice President and       Since 2001         Vice President and Assistant Secretary of all the
1967               Assistant Secretary                         DFA Entities, DFA Australia Limited, Dimensional
                                                               Fund Advisors Ltd., Dimensional Cayman
                                                               Commodity Fund I Ltd., Dimensional Fund Advisors
                                                               Pte. and Dimensional Hong Kong Limited. Director,
                                                               Vice President and Assistant Secretary of
                                                               Dimensional Fund Advisors Canada ULC.
----------------------------------------------------------------------------------------------------------------------
David P. Butler    Vice President           Since 2007         Vice President of all the DFA Entities. Head of
1964                                                           Global Financial Services for Dimensional Fund
                                                               Advisors LP (since 2008).
----------------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit  Vice President           Since 2012         Vice President of all the DFA Entities. Formerly,
1970                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (December 2010-January 2012); Regional Director
                                                               at Russell Investments (April 2006-December 2010).
----------------------------------------------------------------------------------------------------------------------
Hunt M. Cairns     Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director (January 2010-January 2014) and
                                                               Senior Associate (July 2008-December 2009) for
                                                               Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
James G. Charles   Vice President           Since 2011         Vice President of all the DFA Entities. Formerly,
1956                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (2008-2010).
----------------------------------------------------------------------------------------------------------------------

   Name and Year of                         Term of Office/1/ and
        Birth                Position       Length of Service            Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------------------
Joseph H. Chi           Vice President          Since 2009         Vice President of all the DFA Entities. Co-Head of
1966                                                               Portfolio Management (since March 2012) and
                                                                   Senior Portfolio Manager (since January 2012) for
                                                                   Dimensional Fund Advisors LP. Formerly, Portfolio
                                                                   Manager for Dimensional Fund Advisors LP (October
                                                                   2005 to January 2012).
-------------------------------------------------------------------------------------------------------------------------
Pil Sun Choi            Vice President          Since 2014         Vice President of all the DFA Entities. Formerly,
1972                                                               Counsel for Dimensional Fund Advisors LP (April
                                                                   2012 - January 2014); Vice President and Counsel
                                                                   for AllianceBernstein L.P. (2006-2012).
-------------------------------------------------------------------------------------------------------------------------
Stephen A. Clark        Vice President          Since 2004         Vice President of all the DFA Entities, DFA Australia
1972                                                               Limited and Dimensional Fund Advisors Canada
                                                                   ULC. Head of Global Institutional Services for
                                                                   Dimensional Fund Advisors LP (since January
                                                                   2014). Formerly, Head of Institutional, North America
                                                                   (March 2012 to December 2013) and Head of
                                                                   Portfolio Management (January 2006 to March 2012)
                                                                   for Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------
Matt B. Cobb            Vice President          Since 2013         Vice President of all the DFA Entities. Formerly,
1971                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (September 2011-March 2013); Vice President at
                                                                   MullinTBG (2005-2011).
-------------------------------------------------------------------------------------------------------------------------
Rose C. Cooke           Vice President          Since 2014         Vice President of all the DFA Entities. Formerly,
1971                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (August 2010-March 2014); Vice President, Sales
                                                                   and Business Development at AdvisorsIG (PPMG)
                                                                   (2009-2010); Vice President at Credit Suisse (2007-
                                                                   2009).
-------------------------------------------------------------------------------------------------------------------------
Ryan Cooper             Vice President          Since 2013         Vice President of all the DFA Entities. Formerly,
1979                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (2003-March 2014).
-------------------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell      Vice President          Since 2012         Vice President of all the DFA Entities. Formerly,
1976                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (August 2002-January 2012).
-------------------------------------------------------------------------------------------------------------------------
Robert P. Cornell       Vice President          Since 2007         Vice President of all the DFA Entities.
1949
-------------------------------------------------------------------------------------------------------------------------
George H. Crane         Vice President          Since 2010         Vice President of all the DFA Entities. Formerly,
1955                                                               Senior Vice President and Managing Director at
                                                                   State Street Bank & Trust Company (2007-2008).
-------------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan  Vice President and      Since 2004         Vice President and Chief Compliance Officer of all
1965                    Global Chief                               the DFA Entities, DFA Australia Limited, and
                        Compliance Officer                         Dimensional Fund Advisors Ltd. Chief Compliance
                                                                   Officer of Dimensional Fund Advisors Canada.
                                                                   Formerly, Vice President and Chief Compliance
                                                                   Officer for Dimensional SmartNest (US) LLC
                                                                   (October 2010- 2014).
-------------------------------------------------------------------------------------------------------------------------
James L. Davis          Vice President          Since 1999         Vice President of all the DFA Entities.
1956
-------------------------------------------------------------------------------------------------------------------------
Robert T. Deere         Vice President          Since 1994         Vice President of all the DFA Entities, DFA Australia
1957                                                               Limited and Dimensional Fund Advisors Canada
                                                                   ULC.
-------------------------------------------------------------------------------------------------------------------------
Johnathon K. DeKinder   Vice President          Since 2014         Vice President of all the DFA Entities. Formerly,
1979                                                               Regional Director (January 2012-January 2014) and
                                                                   Senior Associate (August 2010-December 2011) for
                                                                   Dimensional Fund Advisors LP; MBA and MPA at
                                                                   the University of Texas at Austin (August 2007-May
                                                                   2010).
-------------------------------------------------------------------------------------------------------------------------
Peter F. Dillard        Vice President          Since 2010         Vice President of all the DFA Entities. Formerly,
1972                                                               Research Associate (August 2008-March 2010) and
                                                                   Research Assistant (April 2006-August 2008) for
                                                                   Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------

 Name and Year of                         Term of Office/1/ and
       Birth              Position        Length of Service            Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner   Vice President           Since 2001         Vice President of all the DFA Entities.
1970
-----------------------------------------------------------------------------------------------------------------------
Karen M. Dolan       Vice President           Since 2014         Vice President of all the DFA Entities. Head of
1979                                                             Marketing for Dimensional Fund Advisors LP (since
                                                                 February 2013). Formerly, Senior Manager of
                                                                 Research and Marketing for Dimensional Fund
                                                                 Advisors LP (June 2012-January 2013); Director of
                                                                 Mutual Fund Analysis at Morningstar (January 2008-
                                                                 May 2012).
-----------------------------------------------------------------------------------------------------------------------
Richard A. Eustice   Vice President and       Since 1998         Vice President and Assistant Secretary of all the
1965                 Assistant Secretary                         DFA Entities and DFA Australia Limited. Chief
                                                                 Operating Officer for Dimensional Fund Advisors
                                                                 Pte. Ltd. (since April 2013). Formerly, Chief
                                                                 Operating Officer for Dimensional Fund Advisors Ltd.
                                                                 (July 2008-March 2013).
-----------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker  Vice President           Since 2004         Vice President of all the DFA Entities.
1971
-----------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall       Vice President           Since 2008         Vice President of all the DFA Entities. Co-Head of
1974                                                             Portfolio Management (since March 2012) and
                                                                 Senior Portfolio Manager (since January 2012) for
                                                                 Dimensional Fund Advisors LP. Formerly, Portfolio
                                                                 Manager for Dimensional Fund Advisors LP
                                                                 (September 2004-January 2012).
-----------------------------------------------------------------------------------------------------------------------
Edward A. Foley      Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1976                                                             Regional Director for Dimensional Fund Advisors LP
                                                                 (August 2011-January 2014); Senior Vice President
                                                                 of First Trust Advisors L.P. (2007-July 2011).
-----------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman    Vice President           Since 2009         Vice President of all the DFA Entities.
1970
-----------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour     Vice President           Since 2007         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum       Vice President           Since 2012         Vice President of all the DFA Entities. Formerly,
1968                                                             Managing Director at BlackRock (2004-January
                                                                 2012).
-----------------------------------------------------------------------------------------------------------------------
Henry F. Gray        Vice President           Since 2000         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
John T. Gray         Vice President           Since 2007         Vice President of all the DFA Entities.
1974
-----------------------------------------------------------------------------------------------------------------------
Christian Gunther    Vice President           Since 2011         Vice President of all the DFA Entities. Senior Trader
1975                                                             for Dimensional Fund Advisors LP (since 2012).
                                                                 Formerly, Senior Trader (2009-2012).
-----------------------------------------------------------------------------------------------------------------------
Robert W. Hawkins    Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1974                                                             Counsel for Dimensional Fund Advisors LP (January
                                                                 2011-January 2014); Vice President and Senior
                                                                 Counsel for State Street Global Advisors (November
                                                                 2008-January 2011).
-----------------------------------------------------------------------------------------------------------------------
Joel H. Hefner       Vice President           Since 2007         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
Julie C. Henderson   Vice President and       Since 2005         Vice President and Fund Controller of all the DFA
1974                 Fund Controller                             Entities, Dimensional Cayman Commodity Fund I
                                                                 Ltd. and Dimensional Japan Ltd.
-----------------------------------------------------------------------------------------------------------------------
Kevin B. Hight       Vice President           Since 2005         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
Christine W. Ho      Vice President           Since 2004         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
Michael C. Horvath   Vice President           Since 2011         Vice President of all the DFA Entities. Formerly,
1960                                                             Managing Director, Co-Head Global Consultant
                                                                 Relations at BlackRock (2004-2011).
-----------------------------------------------------------------------------------------------------------------------

 Name and Year of                             Term of Office/1/ and
       Birth                Position          Length of Service            Principal Occupation During Past 5 Years
---------------------------------------------------------------------------------------------------------------------------
Jeff J. Jeon         Vice President               Since 2004         Vice President of all the DFA Entities and
1973                                                                 Dimensional Cayman Commodity Fund I Ltd.
---------------------------------------------------------------------------------------------------------------------------
Garret D. Jones      Vice President               Since 2014         Vice President of all the DFA Entities. Formerly,
1971                                                                 Manager of Sales and Marketing Systems (January
                                                                     2011-January 2014) and Project Manager (2007-
                                                                     2010) for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------------
Stephen W. Jones     Vice President               Since 2012         Vice President of all the DFA Entities. Formerly,
1968                                                                 Facilities Manager for Dimensional Fund Advisors
                                                                     LP (October 2008-January 2012).
---------------------------------------------------------------------------------------------------------------------------
David M. Kavanaugh   Vice President               Since 2014         Vice President of all the DFA Entities. Head of
1978                                                                 Operations for Financial Advisor Services for
                                                                     Dimensional Fund Advisors LP (since July 2014).
                                                                     Formerly, Counsel of Dimensional Fund Advisors LP
                                                                     (August 2011-January 2014); Associate at Andrews
                                                                     Kurth LLP (2006-2011).
---------------------------------------------------------------------------------------------------------------------------
Patrick M. Keating   Vice President and           Since 2003         Vice President of all the DFA Entities, Dimensional
1954                 Chief Operating Officer                         Cayman Commodity Fund I Ltd., Dimensional Japan
                                                                     Ltd. and Dimensional Advisors Ltd. Chief Operating
                                                                     Officer of Dimensional Holdings Inc., DFA Securities
                                                                     LLC, Dimensional Fund Advisors LP, Dimensional
                                                                     Cayman Commodity Fund I Ltd., Dimensional Japan
                                                                     Ltd., Dimensional Advisors Ltd. And Dimensional
                                                                     Fund Advisors Pte. Ltd. Director, Vice President, and
                                                                     Chief Privacy Officer of Dimensional Fund Advisors
                                                                     Canada ULC. Director of DFA Australia Limited,
                                                                     Dimensional Fund Advisors Ltd., Dimensional Japan
                                                                     Ltd. and Dimensional Advisors Ltd. Director and Vice
                                                                     President of Dimensional Hong Kong Limited and
                                                                     Dimensional Fund Advisors Pte. Ltd.
---------------------------------------------------------------------------------------------------------------------------
Andrew K. Keiper     Vice President               Since 2013         Vice President of all the DFA Entities. Formerly,
1977                                                                 Regional Director for Dimensional Fund Advisors LP
                                                                     (October 2004-January 2013).
---------------------------------------------------------------------------------------------------------------------------
Glenn E. Kemp        Vice President               Since 2012         Vice President of all the DFA Entities. Formerly,
1948                                                                 Regional Director for Dimensional Fund Advisors LP
                                                                     (April 2006-January 2012).
---------------------------------------------------------------------------------------------------------------------------
David M. Kershner    Vice President               Since 2010         Vice President of all the DFA Entities. Portfolio
1971                                                                 Manager for Dimensional Fund Advisors LP (since
                                                                     June 2004).
---------------------------------------------------------------------------------------------------------------------------
Kimberly L. Kiser    Vice President               Since 2014         Vice President of all the DFA Entities. Formerly,
1972                                                                 Creative Director for Dimensional Fund Advisors LP
                                                                     (September 2012-January 2014); Vice President and
                                                                     Global Creative Director at Morgan Stanley
                                                                     (2007-2012); Visiting Assistant Professor, Graduate
                                                                     Communications Design at Pratt Institute
                                                                     (2004-2012).
---------------------------------------------------------------------------------------------------------------------------
Timothy R. Kohn      Vice President               Since 2011         Vice President of all the DFA Entities. Head of
1971                                                                 Defined Contribution Sales for Dimensional Fund
                                                                     Advisors LP (since August 2010).
---------------------------------------------------------------------------------------------------------------------------
Joseph F. Kolerich   Vice President               Since 2004         Vice President of all the DFA Entities. Senior
1971                                                                 Portfolio Manager of Dimensional Fund Advisors LP
                                                                     (since January 2012). Formerly, Portfolio Manager
                                                                     for Dimensional (April 2001-January 2012).
---------------------------------------------------------------------------------------------------------------------------
Mark D. Krasniewski  Vice President               Since 2013         Vice President of all the DFA Entities. Formerly,
1981                                                                 Senior Associate, Investment Analytics and Data
                                                                     (January 2012-December 2012) and Systems
                                                                     Developer (June 2007-December 2011) for
                                                                     Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------------
Kahne L. Krause      Vice President               Since 2014         Vice President of all the DFA Entities. Formerly,
1966                                                                 Regional Director (May 2010-January 2014) for
                                                                     Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------------
Stephen W. Kurad     Vice President               Since 2011         Vice President of all the DFA Entities. Formerly,
1968                                                                 Regional Director for Dimensional Fund Advisors LP
                                                                     (2007-2010).
---------------------------------------------------------------------------------------------------------------------------

 Name and Year of                          Term of Office/1/ and
      Birth               Position         Length of Service             Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------------------
Michael F. Lane     Vice President             Since 2004         Vice President of all the DFA Entities. Formerly,
1967                                                              Chief Executive Officer for Dimensional SmartNest
                                                                  (US) LLC (July 2012-November 2014).
-------------------------------------------------------------------------------------------------------------------------
Francis R. Lao      Vice President             Since 2011         Vice President of all the DFA Entities. Formerly, Vice
1969                                                              President - Global Operations at Janus Capital
                                                                  Group (2005-2011).
-------------------------------------------------------------------------------------------------------------------------
David F. LaRusso    Vice President             Since 2013         Vice President of all the DFA Entities. Formerly,
1978                                                              Senior Trader (January 2010-December 2012) and
                                                                  Trader (2000-2009) for Dimensional Fund Advisors
                                                                  LP.
-------------------------------------------------------------------------------------------------------------------------
Juliet H. Lee       Vice President             Since 2005         Vice President of all the DFA Entities.
1971
-------------------------------------------------------------------------------------------------------------------------
Marlena I. Lee      Vice President             Since 2011         Vice President of all the DFA Entities. Formerly,
1980                                                              Research Associate for Dimensional Fund Advisors
                                                                  LP (July 2008-2010).
-------------------------------------------------------------------------------------------------------------------------
John B. Lessley     Vice President             Since 2013         Vice President of all the DFA Entities. Formerly,
1960                                                              Regional Director for Dimensional Fund Advisors LP
                                                                  (January 2008-January 2013).
-------------------------------------------------------------------------------------------------------------------------
Apollo D. Lupescu   Vice President             Since 2009         Vice President of all the DFA Entities.
1969
-------------------------------------------------------------------------------------------------------------------------
Peter Magnusson     Vice President             Since 2014         Vice President of all the DFA Entities. Formerly,
1969                                                              Regional Director for Dimensional Fund Advisors LP
                                                                  (January 2011-January 2014); Vice President at
                                                                  Columbia Management (2004-2010).
-------------------------------------------------------------------------------------------------------------------------
Kenneth M. Manell   Vice President             Since 2010         Vice President of all the DFA Entities and
1972                                                              Dimensional Cayman Commodity Fund I Ltd.
                                                                  Formerly, Counsel for Dimensional Fund Advisors
                                                                  LP (September 2006-January 2010).
-------------------------------------------------------------------------------------------------------------------------
Aaron M. Marcus     Vice President             Since 2008         Vice President of all DFA Entities and Head of
1970                                                              Global Human Resources for Dimensional Fund
                                                                  Advisors LP.
-------------------------------------------------------------------------------------------------------------------------
David R. Martin     Vice President, Chief      Since 2007         Vice President, Chief Financial Officer and Treasurer
1956                Financial Officer and                         of all the DFA Entities. Director, Vice President,
                    Treasurer                                     Chief Financial Officer and Treasurer of Dimensional
                                                                  Fund Advisors Ltd., DFA Australia Limited,
                                                                  Dimensional Advisors Pte. Ltd., Dimensional Hong
                                                                  Kong Limited, Dimensional Fund Advisors Canada
                                                                  ULC, and Dimensional Cayman Commodity Fund I
                                                                  Ltd. Director of Dimensional Funds plc and
                                                                  Dimensional Funds II plc. Statutory Auditor of
                                                                  Dimensional Japan Ltd. Formerly, Chief Financial
                                                                  Officer, Treasurer and Vice President of Dimensional
                                                                  SmartNest (US) LLC (October 2010-November
                                                                  2014).
-------------------------------------------------------------------------------------------------------------------------
Bryan R. McClune    Vice President             Since 2014         Vice President of all the DFA Entities. Formerly,
1975                                                              Regional Director of Dimensional Fund Advisors LP
                                                                  (January 2009-January 2014).
-------------------------------------------------------------------------------------------------------------------------
Philip P. McInnis   Vice President             Since 2014         Vice President of all the DFA Entities. Formerly,
1984                                                              Regional Director (January 2009-January 2014) and
                                                                  Senior Associate (2011) for Dimensional Fund
                                                                  Advisors LP; Investment Consultant (March 2010-
                                                                  December 2010) and Investment Analyst (December
                                                                  2007-March 2010) at Towers Watson.
-------------------------------------------------------------------------------------------------------------------------
Jonathan G. Nelson  Vice President             Since 2013         Vice President of all the DFA Entities. Formerly,
1971                                                              Manager, Investment Systems (2011-January 2013)
                                                                  and Project Manager (2007-2010) for Dimensional
                                                                  Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------

 Name and Year of                             Term of Office/1/ and
       Birth               Position            Length of Service             Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------
Catherine L. Newell  Vice President and     Vice President since 1997  Vice President and Secretary of all the DFA Entities.
1964                 Secretary              and Secretary since 2000   Director, Vice President and Secretary of DFA
                                                                       Australia Limited and Dimensional Fund Advisors
                                                                       Ltd. (since February 2002, April 1997, and May
                                                                       2002, respectively). Vice President and Secretary of
                                                                       Dimensional Fund Advisors Canada ULC (since
                                                                       June 2003), Dimensional Cayman Commodity Fund I
                                                                       Ltd., Dimensional Japan Ltd (since February 2012),
                                                                       Dimensional Advisors Ltd (since March 2012),
                                                                       Dimensional Fund Advisors Pte. Ltd. (since June
                                                                       2012). Director of Dimensional Funds plc and
                                                                       Dimensional Funds II plc (since 2002 and 2006,
                                                                       respectively). Director of Dimensional Japan Ltd.,
                                                                       Dimensional Advisors Ltd., Dimensional Fund
                                                                       Advisors Pte. Ltd. and Dimensional Hong Kong
                                                                       Limited (since August 2012 and July 2012).
                                                                       Formerly, Vice President and Secretary of
                                                                       Dimensional SmartNest (US) LLC (October 2010-
                                                                       November 2014).
-----------------------------------------------------------------------------------------------------------------------------
Pamela B. Noble      Vice President         Since 2011                 Vice President of all the DFA Entities. Formerly,
1964                                                                   Portfolio Manager for Dimensional Fund Advisors LP
                                                                       (2008-2010).
-----------------------------------------------------------------------------------------------------------------------------
Selwyn Notelovitz    Vice President and     Since 2013                 Vice President of all the DFA Entities. Deputy Chief
1961                 Deputy Chief                                      Compliance Officer of Dimensional Fund Advisors
                     Compliance Officer                                LP (since December 2012). Formerly, Chief
                                                                       Compliance Officer of Wellington Management
                                                                       Company, LLP (2004-2011).
-----------------------------------------------------------------------------------------------------------------------------
Carolyn L. O         Vice President         Since 2010                 Vice President of all the DFA Entities and
1974                                                                   Dimensional Cayman Commodity Fund I Ltd. Deputy
                                                                       General Counsel, Funds (since 2011). Formerly,
                                                                       Counsel for Dimensional Fund Advisors LP (2007-
                                                                       2010).
-----------------------------------------------------------------------------------------------------------------------------
Gerard K. O'Reilly   Vice President and Co- Vice President since 2007  Vice President and Co-Chief Investment Officer of all
1976                 Chief Investment       and Co-Chief Investment    the DFA Entities and Dimensional Fund Advisors
                     Officer                Officer since 2014         Canada ULC. Director of Dimensional Funds plc and
                                                                       Dimensional Fund II plc.
-----------------------------------------------------------------------------------------------------------------------------
Daniel C. Ong        Vice President         Since 2009                 Vice President of all the DFA Entities. Portfolio
1973                                                                   Manager for Dimensional Fund Advisors LP (since
                                                                       July 2005).
-----------------------------------------------------------------------------------------------------------------------------
Kyle K. Ozaki        Vice President         Since 2010                 Vice President of all the DFA Entities. Formerly,
1978                                                                   Senior Compliance Officer (January 2008-January
                                                                       2010) and Compliance Officer (February 2006-
                                                                       December 2007) for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------------------
Matthew A. Pawlak    Vice President         Since 2013                 Vice President of all the DFA Entities. Formerly,
1977                                                                   Regional Director for Dimensional Fund Advisors LP
                                                                       (2012-January 2013); Senior Consultant (June 2011-
                                                                       December 2011) and Senior Investment Analyst and
                                                                       Consultant (July 2008-June 2011) at Hewitt
                                                                       EnnisKnupp.
-----------------------------------------------------------------------------------------------------------------------------
David A. Plecha      Vice President         Since 1993                 Vice President of all the DFA Entities, DFA Australia
1961                                                                   Limited, Dimensional Fund Advisors Ltd. and
                                                                       Dimensional Fund Advisors Canada ULC.
-----------------------------------------------------------------------------------------------------------------------------
Allen Pu             Vice President         Since 2011                 Vice President of all the DFA Entities. Portfolio
1970                                                                   Manager for Dimensional Fund Advisors LP (since
                                                                       2006).
-----------------------------------------------------------------------------------------------------------------------------
Theodore W. Randall  Vice President         Since 2008                 Vice President of all the DFA Entities. Formerly,
1973                                                                   Research Associate for Dimensional Fund Advisors
                                                                       LP (2006 to 2008).
-----------------------------------------------------------------------------------------------------------------------------
David J. Rapozo      Vice President         Since 2014                 Vice President of all the DFA Entities. Formerly,
1967                                                                   Regional Director for Dimensional Fund Advisors LP
                                                                       (January 2011-January 2014); Vice President at
                                                                       BlackRock (2009-2010).
-----------------------------------------------------------------------------------------------------------------------------
Mark A. Regier       Vice President         Since 2013                 Vice President of all the DFA Entities. Formerly,
1969                                                                   Planning and Analysis Manager for Dimensional
                                                                       Fund Advisors LP (July 2007-January 2014).
-----------------------------------------------------------------------------------------------------------------------------

 Name and Year of                    Term of Office/1/ and
       Birth            Position     Length of Service            Principal Occupation During Past 5 Years
------------------------------------------------------------------------------------------------------------------
Savina B. Rizova     Vice President      Since 2012         Vice President of all the DFA Entities. Formerly,
1981                                                        Research Associate (June 2011-January 2012) for
                                                            Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
L. Jacobo Rodriguez  Vice President      Since 2005         Vice President of all the DFA Entities.
1971
------------------------------------------------------------------------------------------------------------------
Oliver J. Rowe       Vice President      Since 2014         Vice President of all the DFA Entities. Formerly,
1960                                                        Senior Manager, Human Resources for Dimensional
                                                            Fund Advisors LP (January 2012-January 2014);
                                                            Director of Human Resources at Spansion, Inc.
                                                            (March 2009-December 2011).
------------------------------------------------------------------------------------------------------------------
Julie A. Saft        Vice President      Since 2010         Vice President of all the DFA Entities. Formerly,
1959                                                        Client Systems Manager for Dimensional Fund
                                                            Advisors LP (July 2008-January 2010); Senior
                                                            Manager at Vanguard (November 1997-July 2008).
------------------------------------------------------------------------------------------------------------------
Walid A. Shinnawi    Vice President      Since 2010         Vice President of all the DFA Entities. Formerly,
1961                                                        Regional Director for Dimensional Fund Advisors LP
                                                            (March 2006-January 2010).
------------------------------------------------------------------------------------------------------------------
Bruce A. Simmons     Vice President      Since 2009         Vice President of all the DFA Entities. Formerly,
1965                                                        Investment Operations Manager for Dimensional
                                                            Fund Advisors LP (May 2007-January 2009).
------------------------------------------------------------------------------------------------------------------
Ted R. Simpson       Vice President      Since 2007         Vice President of all the DFA Entities.
1968
------------------------------------------------------------------------------------------------------------------
Bhanu P. Singh       Vice President      Since 2014         Vice President of all the DFA Entities. Portfolio
1981                                                        Manager for Dimensional Fund Advisors LP (since
                                                            January 2012). Formerly, Investment Associate for
                                                            Dimensional Fund Advisors LP (August 2010-
                                                            December 2011).
------------------------------------------------------------------------------------------------------------------
Bryce D. Skaff       Vice President      Since 2007         Vice President of all the DFA Entities.
1975
------------------------------------------------------------------------------------------------------------------
Lukas J. Smart       Vice President      Since 2014         Vice President of all the DFA Entities. Portfolio
1977                                                        Manager of Dimensional Fund Advisors LP (since
                                                            January 2010).
------------------------------------------------------------------------------------------------------------------
Andrew D. Smith      Vice President      Since 2011         Vice President of all the DFA Entities. Formerly,
1968                                                        Project Manager for Dimensional Fund Advisors LP
                                                            (2007-2010).
------------------------------------------------------------------------------------------------------------------
Grady M. Smith       Vice President      Since 2004         Vice President of all the DFA Entities and
1956                                                        Dimensional Fund Advisors Canada ULC.
------------------------------------------------------------------------------------------------------------------
Carl G. Snyder       Vice President      Since 2000         Vice President of all the DFA Entities.
1963
------------------------------------------------------------------------------------------------------------------
Lawrence R. Spieth   Vice President      Since 2004         Vice President of all the DFA Entities.
1947
------------------------------------------------------------------------------------------------------------------
Richard H. Tatlow V  Vice President      Since 2013         Vice President of all the DFA Entities. Formerly,
1971                                                        Regional Director for Dimensional Fund Advisors LP
                                                            (April 2010-January 2013).
------------------------------------------------------------------------------------------------------------------
Blake T. Tatsuta     Vice President      Since 2013         Vice President of all the DFA Entities. Formerly,
1973                                                        Manager, Investment Analytics and Data (2012-
                                                            January 2013) and Research Assistant (2002-2011)
                                                            for Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
Erik T. Totten       Vice President      Since 2013         Vice President of all the DFA Entities. Formerly,
1980                                                        Regional Director (2010-January 2013) and Senior
                                                            Associate (2007-2009) for Dimensional Fund
                                                            Advisors LP.
------------------------------------------------------------------------------------------------------------------
John H. Totten       Vice President      Since 2012         Vice President of all the DFA Entities. Formerly,
1978                                                        Regional Director for Dimensional Fund Advisors LP
                                                            (January 2008-January 2012).
------------------------------------------------------------------------------------------------------------------
Robert C. Trotter    Vice President      Since 2009         Vice President of all the DFA Entities.
1958
------------------------------------------------------------------------------------------------------------------
Karen E. Umland      Vice President      Since 1997         Vice President of all the DFA Entities, DFA Australia
1966                                                        Limited, Dimensional Fund Advisors Ltd., and
                                                            Dimensional Fund Advisors Canada ULC.
------------------------------------------------------------------------------------------------------------------

  Name and Year of                    Term of Office/1/ and
       Birth             Position     Length of Service           Principal Occupation During Past 5 Years
----------------------------------------------------------------------------------------------------------------
Benjamin C. Walker    Vice President      Since 2014         Vice President of all the DFA Entities. Formerly,
1979                                                         Regional Director for Dimensional Fund Advisors LP
                                                             (September 2008-January 2014).
----------------------------------------------------------------------------------------------------------------
Brian J. Walsh        Vice President      Since 2009         Vice President of all the DFA Entities. Portfolio
1970                                                         Manager for Dimensional Fund Advisors LP (since
                                                             2004).
----------------------------------------------------------------------------------------------------------------
Weston J. Wellington  Vice President      Since 1997         Vice President of all the DFA Entities.
1951
----------------------------------------------------------------------------------------------------------------
Ryan J. Wiley         Vice President      Since 2007         Vice President of all the DFA Entities.
1976
----------------------------------------------------------------------------------------------------------------
Paul E. Wise          Vice President      Since 2005         Vice President of all the DFA Entities.
1955
----------------------------------------------------------------------------------------------------------------
Joseph L. Young       Vice President      Since 2011         Vice President of all the DFA Entities. Formerly,
1978                                                         Regional Director for Dimensional Fund Advisors LP
                                                             (2005-2010).
----------------------------------------------------------------------------------------------------------------

/1/ Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (Unaudited)

For shareholders that do not have an October 31, 2014 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2014 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2013 to October 31, 2014, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                                                  Qualifying
                                                                                                                     For
                                           Net                                                                    Corporate
                                       Investment    Short-Term     Long-Term   Return                            Dividends
                                         Income     Capital Gain  Capital Gain    of    Tax-Exempt     Total       Received
DFA Investment Dimensions Group Inc.  Distributions Distributions Distributions Capital  Interest  Distributions Deduction(1)
------------------------------------  ------------- ------------- ------------- ------- ---------- ------------- ------------
 Enhanced U.S. Large Company
  Portfolio..........................       28%          28%           44%        --        --          100%          --
 US Large Cap Equity Portfolio.......       99%           1%           --         --        --          100%         100%
 U.S. Large Cap Value Portfolio......       99%          --             1%        --        --          100%         100%
 U.S. Targeted Value Portfolio.......       13%           5%           82%        --        --          100%         100%
 U.S. Small Cap Value Portfolio......       13%          --            87%        --        --          100%         100%
 U.S. Core Equity 1 Portfolio........       79%          --            21%        --        --          100%         100%
 U.S. Core Equity 2 Portfolio........       62%           2%           36%        --        --          100%         100%
 U.S. Vector Equity Portfolio........       46%           2%           52%        --        --          100%         100%
 U.S. Small Cap Portfolio............       22%           6%           72%        --        --          100%         100%
 U.S. Micro Cap Portfolio............       13%           5%           82%        --        --          100%         100%
 DFA Real Estate Securities
  Portfolio..........................      100%          --            --         --        --          100%         100%
 Large Cap International Portfolio...      100%          --            --         --        --          100%         100%
 International Core Equity
  Portfolio..........................      100%          --            --         --        --          100%         100%
 International Small Company
  Portfolio..........................       44%           7%           49%        --        --          100%         100%
 Japanese Small Company
  Portfolio..........................      100%          --            --         --        --          100%         100%
 Asia Pacific Small Company
  Portfolio..........................      100%          --            --         --        --          100%         100%
 United Kingdom Small Company
  Portfolio..........................       64%          --            36%        --        --          100%         100%
 Continental Small Company
  Portfolio..........................      100%          --            --         --        --          100%         100%

                                                                                            Qualifying
                                                                                              Short-
                                      Qualifying    U.S.      Foreign   Foreign  Qualifying    Term
                                       Dividend  Government     Tax     Source    Interest   Capital
DFA Investment Dimensions Group Inc.  Income(2)  Interest(3) Credit(4) Income(5) Income(6)   Gain(7)
------------------------------------  ---------- ----------- --------- --------- ---------- ----------
 Enhanced U.S. Large Company
  Portfolio..........................     --         11%        --         --       100%       100%
 US Large Cap Equity Portfolio.......    100%        --         --         --       100%       100%
 U.S. Large Cap Value Portfolio......    100%        --         --         --       100%       100%
 U.S. Targeted Value Portfolio.......    100%        --         --         --       100%       100%
 U.S. Small Cap Value Portfolio......    100%        --         --         --       100%       100%
 U.S. Core Equity 1 Portfolio........    100%        --         --         --       100%       100%
 U.S. Core Equity 2 Portfolio........    100%        --         --         --       100%       100%
 U.S. Vector Equity Portfolio........    100%        --         --         --       100%       100%
 U.S. Small Cap Portfolio............    100%        --         --         --       100%       100%
 U.S. Micro Cap Portfolio............    100%        --         --         --       100%       100%
 DFA Real Estate Securities
  Portfolio..........................    100%        --         --         --       100%       100%
 Large Cap International Portfolio...    100%        --          3%       100%      100%       100%
 International Core Equity
  Portfolio..........................    100%        --          4%       100%      100%       100%
 International Small Company
  Portfolio..........................    100%        --          4%       100%      100%       100%
 Japanese Small Company
  Portfolio..........................    100%        --          9%       100%      100%       100%
 Asia Pacific Small Company
  Portfolio..........................    100%        --          1%       100%      100%       100%
 United Kingdom Small Company
  Portfolio..........................    100%        --         --        100%      100%       100%
 Continental Small Company
  Portfolio..........................    100%        --          7%       100%      100%       100%

                            NOTICE TO SHAREHOLDERS

                                  (Unaudited)

                                                                                                                  Qualifying
                                                                                                                     For
                                           Net                                                                    Corporate
                                       Investment    Short-Term     Long-Term   Return                            Dividends
                                         Income     Capital Gain  Capital Gain    of    Tax-Exempt     Total       Received
DFA Investment Dimensions Group Inc.  Distributions Distributions Distributions Capital  Interest  Distributions Deduction(1)
------------------------------------  ------------- ------------- ------------- ------- ---------- ------------- ------------
 DFA International Real Estate
  Securities Portfolio...............      100%          --            --         --        --          100%         100%
 DFA Global Real Estate Securities
  Portfolio..........................      100%          --            --         --        --          100%         100%
 DFA International Small Cap Value
  Portfolio..........................       55%          10%           35%        --        --          100%         100%
 International Vector Equity
  Portfolio..........................       80%           1%           19%        --        --          100%         100%
 World ex U.S. Value Portfolio.......      100%          --            --         --        --          100%         100%
 World ex U.S. Targeted Value
  Portfolio..........................       68%           1%           31%        --        --          100%         100%
 World ex U.S. Core Equity
  Portfolio..........................       99%           1%           --         --        --          100%         100%
 World Core Equity Portfolio
  (formerly Dimensional Retirement
  Equity Fund II)....................       93%           3%            4%        --        --          100%         100%
 Selectively Hedged Global Equity
  Portfolio..........................       69%          10%           21%        --        --          100%         100%
 Emerging Markets Portfolio..........       79%          --            21%        --        --          100%         100%
 Emerging Markets Small Cap
  Portfolio..........................       57%          --            43%        --        --          100%         100%
 Emerging Markets Value
  Portfolio..........................       61%           2%           37%        --        --          100%         100%
 Emerging Markets Core Equity
  Portfolio..........................      100%          --            --         --        --          100%         100%
 DFA Commodity Strategy
  Portfolio..........................       84%           7%            9%        --        --          100%         100%
 Dimensional Investment Group
  Inc.
 DFA International Value Portfolio...      100%          --            --         --        --          100%         100%
 U.S. Large Company Portfolio........      100%          --            --         --        --          100%         100%

                                                                                            Qualifying
                                                                                              Short-
                                      Qualifying    U.S.      Foreign   Foreign  Qualifying    Term
                                       Dividend  Government     Tax     Source    Interest   Capital
DFA Investment Dimensions Group Inc.  Income(2)  Interest(3) Credit(4) Income(5) Income(6)   Gain(7)
------------------------------------  ---------- ----------- --------- --------- ---------- ----------
 DFA International Real Estate
  Securities Portfolio...............    100%        --          3%        78%      100%       100%
 DFA Global Real Estate Securities
  Portfolio..........................    100%        --          2%        50%      100%       100%
 DFA International Small Cap Value
  Portfolio..........................    100%        --          5%       100%      100%       100%
 International Vector Equity
  Portfolio..........................    100%        --          4%       100%      100%       100%
 World ex U.S. Value Portfolio.......    100%        --          3%       100%      100%       100%
 World ex U.S. Targeted Value
  Portfolio..........................    100%        --          6%       100%      100%       100%
 World ex U.S. Core Equity
  Portfolio..........................    100%        --          5%       100%      100%       100%
 World Core Equity Portfolio
  (formerly Dimensional Retirement
  Equity Fund II)....................    100%        --          3%       100%      100%       100%
 Selectively Hedged Global Equity
  Portfolio..........................    100%        --          2%        36%      100%       100%
 Emerging Markets Portfolio..........    100%        --          7%       100%      100%       100%
 Emerging Markets Small Cap
  Portfolio..........................    100%        --          4%       100%      100%       100%
 Emerging Markets Value
  Portfolio..........................    100%        --          6%       100%      100%       100%
 Emerging Markets Core Equity
  Portfolio..........................    100%        --          5%       100%      100%       100%
 DFA Commodity Strategy
  Portfolio..........................    100%         5%        --         --       100%       100%
 Dimensional Investment Group
  Inc.
 DFA International Value Portfolio...    100%        --          2%       100%      100%       100%
 U.S. Large Company Portfolio........    100%        --         --         --       100%       100%

----------
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                            NOTICE TO SHAREHOLDERS

                                  (Unaudited)

(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.
(4)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(7)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

 [LOGO]                                                        DFA103114-001A

ITEM 2. CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the "Report"), a code of ethics that applies to the Registrant's principal executive officer and principal financial officer (the "Code of Business Ethics"). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees has determined that Abbie J. Smith possesses the technical attributes to qualify as an "audit committee financial expert" serving on the Registrant's Audit Committee and has designated Ms. Smith as the "audit committee financial expert." Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith's education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

    (a)Audit Fees

          Fiscal Year Ended October 31, 2014: $19,430
          Fiscal Year Ended October 31, 2013: $18,814

    (b)Audit-Related Fees

         Fees for Registrant  Fiscal Year Ended October 31, 2014: $1,580
                              Fiscal Year Ended October 31, 2013: $1,519

   For fiscal years ended October 31, 2014 and October 31, 2013,
   Audited-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant's semi-annual financial statements.

       Audit-Related Fees required to be approved pursuant to paragraph
       (c)(7)(ii) of Rule 2-01 of Regulation S-X

                   Fiscal Year Ended October 31, 2014: $165,000
                   Fiscal Year Ended October 31, 2013: $155,000

   For the fiscal years ended October 31, 2014 and October 31, 2013, Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SSAE 16 over controls at the Registrant's investment adviser.

    (c)Tax Fees

         Fees for Registrant  Fiscal Year Ended October 31, 2014: $8,447
                              Fiscal Year Ended October 31, 2013: $8,317

   Tax Fees included, for the fiscal years ended October 31, 2014 and October 31, 2013, fees for tax services in connection with the Registrant's excise tax calculations, limited review of the Registrant's applicable tax returns and capital gains tax services in India.

   There were no Tax Fees required to be approved pursuant to paragraph
   (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

    (d)All Other Fees

           Fees for Registrant  Fiscal Year Ended October 31, 2014: $0

                      Fiscal Year Ended October 31, 2013: $0

   There were no "All Other Fees" required to be approved pursuant to paragraph
   (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

   (e)(1)Audit Committee's Pre-Approval Policies and Procedures

                     Pre-Approval Policies and Procedures
                               as adopted by the
                               Audit Committees
                                      of
                     DFA Investment Dimensions Group Inc.
                    Dimensional Emerging Markets Value Fund
                       Dimensional Investment Group Inc.
                       The DFA Investment Trust Company
                            (together, the "Funds")

   The Sarbanes-Oxley Act of 2002 (the "Act") and the rules (the "Rules") adopted by the U.S. Securities and Exchange Commission (the "SEC") require that the Funds' Audit Committees (together, the "Committee") pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the "Auditor"). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors LP ("Dimensional"), the Funds' investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the "Service Affiliates") if the services directly impact the Funds' operations and financial reporting.

   The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

   These policies and procedures comply with the requirements for pre-approval, but also provide mechanisms by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

       A. General

       1. The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

       2. The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor's engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds' operations and financial reporting.

       B. Pre-Approval of Audit Services to the Funds

       1. The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds' financial statements for each fiscal year (the "Engagement"). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor's qualifications and independence. The Committee also shall consider the Auditor's proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

       2. The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the "Board") regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

       3. Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not "interested persons" of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the "Independent Directors").

       C. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--by Types of Services

       1. The Committee may pre-approve types of non-audit services (including tax services) to the Funds and their Service Affiliates pursuant to this Section C.

       2. Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds' operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

       3. The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail (which may include a range of tax services) and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request. If management and the Auditor desire the Committee to preapprove the furnishing of a range of tax services, the Auditor shall provide an estimated range of fees for such tax services for the consideration and approval by the Committee.

       4. The Committee's pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

       5. A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

       D. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--Project-by-Project Basis

       1. The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

       2. Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

       3. The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a "Designated Member") to consider, on the Committee's behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee's behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Funds' management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

       4. The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

          (a)pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

           (b)refer such matter to the full Committee for its consideration and action.

          In considering any requested non-audit services or proposed material change in such services, the Designated Member's authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

       5. The Designated Member's pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

       E. Amendment; Annual Review

       1. The Committee may amend these procedures from time to time.

       2. These procedures shall be reviewed annually by the Committee.

       F. Recordkeeping

       1. The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

       2. In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

       3. A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

 (e)(2)The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant's Audit Committee but not pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    (f)The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the fiscal year ended October 31, 2014 that were attributed to work performed by persons other than the principal accountant's full time, permanent employees was not greater than 50%.

    (g)Aggregate Non-Audit Fees

          Fiscal Year Ended October 31, 2014: $2,218,385

          Fiscal Year Ended October 31, 2013: $2,035,239

    (h)The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph
       (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6. INVESTMENTS.

(a)The Registrant's schedule of investments is provided below.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014

                                                                                       Percentage
                                                               Shares     Value++    of Net Assets**
                                                               ------     -------    ---------------
COMMON STOCKS -- (89.7%)
BRAZIL -- (5.4%)
    ALL - America Latina Logistica SA.......................  1,495,046 $  4,083,044            0.0%
    Banco Alfa de Investimento SA...........................     78,200      183,042            0.0%
    Banco do Brasil SA...................................... 10,290,573  115,161,060            0.6%
    Banco Santander Brasil SA ADR........................... 17,807,476   97,584,968            0.5%
    Bematech SA.............................................    813,900    2,550,840            0.0%
*   BHG SA - Brazil Hospitality Group.......................    231,914    1,675,279            0.0%
    BM&FBovespa SA.......................................... 16,976,687   74,703,226            0.4%
    Brasil Brokers Participacoes SA.........................    269,700      345,011            0.0%
    BrasilAgro - Co. Brasileira de Propriedades Agricolas...     23,300       65,105            0.0%
#   Braskem SA Sponsored ADR................................    462,329    6,782,366            0.0%
*   Brookfield Incorporacoes SA.............................  7,174,000    4,570,361            0.0%
    Cia de Locacao das Americas.............................     42,900       64,892            0.0%
    Cia Providencia Industria e Comercio SA.................    359,200    1,201,552            0.0%
*   CR2 Empreendimentos Imobiliarios SA.....................     91,200       97,108            0.0%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes.  1,034,500    5,140,501            0.0%
    Direcional Engenharia SA................................    329,400    1,355,187            0.0%
    Eternit SA..............................................    105,202      146,983            0.0%
    Even Construtora e Incorporadora SA.....................  5,161,239   11,179,114            0.1%
*   Fertilizantes Heringer SA...............................    303,800      767,346            0.0%
*   Fibria Celulose SA......................................  2,182,200   26,433,568            0.2%
#*  Fibria Celulose SA Sponsored ADR........................  3,877,210   47,418,278            0.3%
*   Forjas Taurus SA........................................    334,660       96,125            0.0%
#   Gafisa SA ADR...........................................  2,751,331    5,887,848            0.0%
*   General Shopping Brasil SA..............................     76,330      207,445            0.0%
    Gerdau SA...............................................  2,014,063    7,465,965            0.1%
    Gerdau SA Sponsored ADR................................. 15,421,303   69,858,503            0.4%
    Helbor Empreendimentos SA...............................    176,889      432,273            0.0%
*   Hypermarcas SA..........................................    622,546    4,343,700            0.0%
    Industrias Romi SA......................................    592,600      822,834            0.0%
    JBS SA.................................................. 18,033,940   80,378,469            0.4%
    JHSF Participacoes SA...................................    840,574    1,068,582            0.0%
    Kepler Weber SA.........................................     19,187      359,667            0.0%
    Klabin SA...............................................  2,345,749   11,596,685            0.1%
*   Log-in Logistica Intermodal SA..........................    764,700    1,474,483            0.0%
    Magnesita Refratarios SA................................  3,244,566    3,864,434            0.0%
*   Marfrig Global Foods SA.................................  5,228,106   12,784,756            0.1%
    MRV Engenharia e Participacoes SA.......................  4,649,272   15,377,527            0.1%
*   Paranapanema SA.........................................  4,146,743    3,772,653            0.0%
*   PDG Realty SA Empreendimentos e Participacoes........... 24,785,319   12,205,552            0.1%
    Petroleo Brasileiro SA..................................  5,246,008   30,909,619            0.2%
#   Petroleo Brasileiro SA ADR.............................. 18,327,471  214,431,411            1.1%
    Positivo Informatica SA.................................    117,457      102,848            0.0%
    Profarma Distribuidora de Produtos Farmaceuticos SA.....    247,325    1,087,555            0.0%
    QGEP Participacoes SA...................................    768,066    2,790,220            0.0%
    Rodobens Negocios Imobiliarios SA.......................    333,416    1,342,670            0.0%
*   Rossi Residencial SA....................................  5,002,686    1,980,887            0.0%
    Sao Carlos Empreendimentos e Participacoes SA...........     39,000      525,703            0.0%
    Sao Martinho SA.........................................    477,463    7,510,826            0.1%
    SLC Agricola SA.........................................  1,042,891    7,113,645            0.0%
*   Springs Global Participacoes SA.........................  1,193,300      331,950            0.0%
    Tecnisa SA..............................................  1,893,527    3,765,699            0.0%
    Tereos Internacional SA.................................    595,672      508,323            0.0%
    TPI - Triunfo Participacoes e Investimentos SA..........    427,300    1,007,231            0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                  Percentage
                                                      Shares        Value++     of Net Assets**
                                                      ------        -------     ---------------
BRAZIL -- (Continued)
    Trisul SA.....................................        89,661 $      132,073            0.0%
*   Usinas Siderurgicas de Minas Gerais SA........     1,170,440      3,120,086            0.0%
    Vale SA.......................................     3,130,399     31,575,384            0.2%
#   Vale SA Sponsored ADR.........................    13,734,107    138,577,140            0.7%
*   Vanguarda Agro SA.............................     3,894,979      1,932,245            0.0%
    Via Varejo SA.................................       167,924        491,323            0.0%
                                                                 --------------            ----
TOTAL BRAZIL......................................                1,082,743,170            5.7%
                                                                 --------------            ----

CHILE -- (1.4%)
    CAP SA........................................       210,022      1,998,518            0.0%
    Cementos BIO BIO SA...........................       665,307        610,239            0.0%
    Cencosud SA...................................     3,847,850     10,996,483            0.1%
    Cencosud SA ADR...............................        35,186        317,730            0.0%
    Cia General de Electricidad SA................     1,539,256     12,475,453            0.1%
*   Cia Sud Americana de Vapores SA...............    57,519,048      2,169,229            0.0%
    Cintac SA.....................................       155,202         30,076            0.0%
    Corpbanca SA.................................. 1,137,122,867     15,266,526            0.1%
    Cristalerias de Chile SA......................       264,624      1,911,532            0.0%
    Cruz Blanca Salud SA..........................       168,414        146,269            0.0%
    CTI SA........................................         5,615          4,370            0.0%
    Embotelladora Andina SA Class A ADR...........        17,378        270,836            0.0%
    Empresas CMPC SA..............................    21,416,082     52,194,220            0.3%
    Empresas COPEC SA.............................     2,025,010     24,510,811            0.1%
    Empresas Hites SA.............................     1,794,180        803,370            0.0%
    Empresas Iansa SA.............................    49,008,058      1,744,039            0.0%
    Enersis SA....................................    82,558,367     26,428,962            0.2%
    Enersis SA Sponsored ADR......................     5,733,186     90,527,007            0.5%
    Gasco SA......................................       161,080      1,172,400            0.0%
    Grupo Security SA.............................     1,143,589        436,937            0.0%
    Inversiones Aguas Metropolitanas SA...........     6,124,238      9,272,734            0.1%
*   Invexans SA...................................    59,974,001        788,255            0.0%
*   Latam Airlines Group SA.......................       922,130     11,144,629            0.1%
#*  Latam Airlines Group SA Sponsored ADR.........       500,997      6,112,163            0.0%
    Masisa SA.....................................    43,593,930      1,792,038            0.0%
    PAZ Corp. SA..................................     2,201,345      1,488,635            0.0%
    Ripley Corp. SA...............................    12,259,428      6,688,250            0.0%
    Salfacorp SA..................................     2,581,819      2,224,283            0.0%
    Sigdo Koppers SA..............................        31,043         48,196            0.0%
    Sociedad Matriz SAAM SA.......................    52,294,785      4,398,855            0.0%
    Sociedad Quimica y Minera de Chile SA Class A.         5,274        151,922            0.0%
    Socovesa SA...................................     5,773,726      1,246,130            0.0%
*   Tech Pack SA..................................       642,230        324,217            0.0%
    Vina Concha y Toro SA.........................     1,495,294      2,874,456            0.0%
    Vina Concha y Toro SA Sponsored ADR...........           613         23,055            0.0%
    Vina San Pedro Tarapaca SA....................    44,461,736        373,920            0.0%
                                                                 --------------            ----
TOTAL CHILE.......................................                  292,966,745            1.6%
                                                                 --------------            ----

CHINA -- (14.2%)
#   361 Degrees International, Ltd................     7,995,000      2,288,760            0.0%
#   Agile Property Holdings, Ltd..................    19,928,000     11,308,799            0.1%
    Agricultural Bank of China, Ltd. Class H......   255,464,000    118,712,368            0.6%
    Air China, Ltd. Class H.......................    15,656,000     10,118,605            0.1%
#*  Aluminum Corp. of China, Ltd. ADR.............       300,321      3,339,569            0.0%
#*  Aluminum Corp. of China, Ltd. Class H.........    23,250,000     10,409,722            0.1%
    AMVIG Holdings, Ltd...........................     5,605,100      2,617,282            0.0%
#   Angang Steel Co., Ltd. Class H................    13,246,640      9,738,330            0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                        Percentage
                                                               Shares      Value++    of Net Assets**
                                                               ------      -------    ---------------
CHINA -- (Continued)
    Anhui Tianda Oil Pipe Co., Ltd..........................   2,847,412 $    574,184            0.0%
#   Anxin-China Holdings, Ltd...............................  10,552,000      980,328            0.0%
#   Asia Cement China Holdings Corp.........................   7,617,000    4,328,044            0.0%
#   Asian Citrus Holdings, Ltd..............................   7,229,000    1,296,307            0.0%
*   AVIC International Holdings, Ltd........................   2,674,000    1,744,419            0.0%
    Bank of China, Ltd. Class H............................. 763,167,331  365,290,776            1.9%
    Bank of Communications Co., Ltd. Class H................  96,624,574   72,200,559            0.4%
#   Baoye Group Co., Ltd. Class H...........................   2,861,120    1,719,878            0.0%
    BBMG Corp. Class H......................................   9,803,000    6,931,811            0.1%
    Beijing Capital International Airport Co., Ltd. Class H.  24,271,599   17,814,183            0.1%
    Beijing Capital Land, Ltd. Class H......................  18,113,060    6,265,412            0.0%
    Beijing Enterprises Holdings, Ltd.......................   2,918,000   23,805,732            0.1%
#   Beijing North Star Co., Ltd. Class H....................   8,784,000    2,651,078            0.0%
    BYD Electronic International Co., Ltd...................   8,272,136    9,851,811            0.1%
    C C Land Holdings, Ltd..................................  20,944,286    3,783,969            0.0%
    Carrianna Group Holdings Co., Ltd.......................   3,880,391      630,706            0.0%
#   Central China Real Estate, Ltd..........................   8,450,350    1,942,095            0.0%
#*  Chaoda Modern Agriculture Holdings, Ltd.................  37,445,412    1,085,915            0.0%
*   Chigo Holding, Ltd......................................  49,744,000    1,194,179            0.0%
#   China Aerospace International Holdings, Ltd.............  32,830,000    4,780,404            0.0%
    China Agri-Industries Holdings, Ltd.....................  15,915,500    6,059,861            0.0%
#   China Aoyuan Property Group, Ltd........................  15,566,000    2,451,681            0.0%
*   China Automation Group, Ltd.............................   7,187,000    1,381,430            0.0%
#   China BlueChemical, Ltd.................................   4,940,878    1,754,561            0.0%
    China CITIC Bank Corp., Ltd. Class H....................  93,161,716   60,690,110            0.3%
#   China Coal Energy Co., Ltd. Class H.....................  48,245,000   29,617,714            0.2%
    China Communications Construction Co., Ltd. Class H.....  55,719,327   42,774,789            0.2%
    China Communications Services Corp., Ltd. Class H.......  31,219,071   14,618,801            0.1%
    China Construction Bank Corp. Class H................... 542,030,940  404,408,696            2.2%
#*  China COSCO Holdings Co., Ltd. Class H..................  25,299,500   11,393,510            0.1%
    China Dongxiang Group Co., Ltd..........................   2,772,127      508,319            0.0%
#*  China Dredging Environment Protection Holdings, Ltd.....     974,000      233,816            0.0%
    China Everbright, Ltd...................................  12,195,869   23,597,418            0.1%
    China Glass Holdings, Ltd...............................  10,028,000    1,163,467            0.0%
*   China High Precision Automation Group, Ltd..............     429,000       67,488            0.0%
*   China High Speed Transmission Equipment Group Co., Ltd..  16,532,000   13,032,278            0.1%
#   China Hongqiao Group, Ltd...............................   3,551,000    2,732,483            0.0%
*   China Huiyuan Juice Group, Ltd..........................   1,958,483      780,797            0.0%
#   China ITS Holdings Co., Ltd.............................   7,613,147    1,060,561            0.0%
#   China Lumena New Materials Corp.........................  52,602,000    6,358,920            0.0%
    China Merchants Bank Co., Ltd. Class H..................  10,448,596   19,390,562            0.1%
    China Merchants Holdings International Co., Ltd.........   4,203,958   13,288,703            0.1%
#   China Merchants Land, Ltd...............................   9,568,000    1,370,478            0.0%
*   China Metal Recycling Holdings, Ltd.....................   3,259,800      743,161            0.0%
*   China Mining Resources Group, Ltd.......................  10,489,100       93,365            0.0%
    China Minsheng Banking Corp., Ltd. Class H..............  61,191,500   61,472,470            0.3%
#   China National Building Material Co., Ltd. Class H......  37,738,000   34,989,340            0.2%
#   China National Materials Co., Ltd.......................  14,826,000    3,367,150            0.0%
*   China New Town Development Co., Ltd.....................  14,938,022      742,568            0.0%
*   China Nickel Resources Holdings Co., Ltd................   5,020,000      146,761            0.0%
*   China Oriental Group Co., Ltd...........................      26,000        3,889            0.0%
#   China Overseas Grand Oceans Group, Ltd..................     923,000      486,961            0.0%
#   China Petroleum & Chemical Corp. ADR....................   1,223,161  106,390,526            0.6%
    China Petroleum & Chemical Corp. Class H................ 106,787,575   92,607,409            0.5%
#*  China Precious Metal Resources Holdings Co., Ltd........  24,410,000    2,579,034            0.0%
*   China Properties Group, Ltd.............................   6,372,000    1,215,849            0.0%
*   China Qinfa Group, Ltd..................................   6,458,000      279,133            0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                     Percentage
                                                             Shares     Value++    of Net Assets**
                                                             ------     -------    ---------------
CHINA -- (Continued)
    China Railway Construction Corp., Ltd. Class H........ 27,067,014 $ 28,611,137            0.2%
    China Railway Group, Ltd. Class H..................... 33,800,000   20,807,688            0.1%
*   China Rare Earth Holdings, Ltd........................ 14,245,000    1,819,306            0.0%
    China Resources Enterprise, Ltd.......................    674,000    1,603,104            0.0%
#*  China Rongsheng Heavy Industries Group Holdings, Ltd.. 18,561,000    2,964,784            0.0%
#   China Sanjiang Fine Chemicals Co., Ltd................    377,000      186,891            0.0%
#   China SCE Property Holdings, Ltd......................  6,192,000    1,222,064            0.0%
#   China Shanshui Cement Group, Ltd...................... 19,122,000    7,086,802            0.1%
    China Shenhua Energy Co., Ltd. Class H................  4,174,000   11,737,649            0.1%
#*  China Shipping Container Lines Co., Ltd. Class H...... 48,151,700   13,732,667            0.1%
#   China Southern Airlines Co., Ltd. Class H............. 21,276,000    7,470,609            0.1%
    China Starch Holdings, Ltd............................ 18,995,000      465,578            0.0%
*   China Taifeng Beddings Holdings, Ltd..................    640,000      102,431            0.0%
    China Tianyi Holdings, Ltd............................  2,828,000      372,132            0.0%
*   China Tontine Wines Group, Ltd........................  3,976,000      169,232            0.0%
    China Travel International Investment Hong Kong, Ltd.. 52,275,631   16,124,661            0.1%
    China Unicom Hong Kong, Ltd...........................  2,150,000    3,213,782            0.0%
#   China Unicom Hong Kong, Ltd. ADR......................  7,285,774  109,140,894            0.6%
    China Vanadium Titano - Magnetite Mining Co., Ltd..... 14,969,000    1,524,197            0.0%
#*  China Yurun Food Group, Ltd...........................  6,972,000    2,968,359            0.0%
#   China ZhengTong Auto Services Holdings, Ltd...........  2,001,500    1,133,852            0.0%
#   China Zhongwang Holdings, Ltd......................... 21,978,954   11,575,503            0.1%
    Chongqing Machinery & Electric Co., Ltd. Class H...... 14,606,000    2,635,414            0.0%
    Chongqing Rural Commercial Bank Co., Ltd. Class H..... 16,384,000    7,884,999            0.1%
*   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings,
     Ltd..................................................  2,428,000      729,662            0.0%
*   CITIC Resources Holdings, Ltd......................... 30,356,000    4,269,830            0.0%
#   CITIC, Ltd............................................ 14,538,000   25,473,066            0.1%
#   Citychamp Watch & Jewellery Group, Ltd................ 22,943,108    3,110,052            0.0%
    Clear Media, Ltd......................................    546,000      556,203            0.0%
#*  Comtec Solar Systems Group, Ltd.......................  9,836,000    1,638,514            0.0%
    Cosco International Holdings, Ltd.....................  8,298,000    3,636,165            0.0%
    COSCO Pacific, Ltd.................................... 22,542,963   29,722,556            0.2%
*   Coslight Technology International Group Co., Ltd......     20,000       12,875            0.0%
    Country Garden Holdings Co., Ltd......................  3,984,800    1,565,538            0.0%
*   DaChan Food Asia, Ltd.................................  3,297,000      425,199            0.0%
#   Dah Chong Hong Holdings, Ltd..........................  1,051,000      619,818            0.0%
#   Dalian Port PDA Co., Ltd. Class H..................... 14,226,000    4,973,831            0.0%
#   Dongyue Group, Ltd....................................  2,297,000      861,089            0.0%
*   Dynasty Fine Wines Group, Ltd.........................  9,228,600      321,299            0.0%
    Embry Holdings, Ltd...................................    544,000      273,990            0.0%
#   Evergrande Real Estate Group, Ltd..................... 78,418,000   30,134,317            0.2%
    Evergreen International Holdings, Ltd.................  1,628,000      199,514            0.0%
#   Fantasia Holdings Group Co., Ltd...................... 22,225,015    2,378,687            0.0%
#   Fosun International, Ltd.............................. 11,477,744   13,614,415            0.1%
    Franshion Properties China, Ltd....................... 48,888,580   11,603,768            0.1%
    Fufeng Group, Ltd.....................................  3,746,000    1,759,644            0.0%
*   Global Bio-Chem Technology Group Co., Ltd............. 21,990,360      837,030            0.0%
*   Global Sweeteners Holdings, Ltd.......................  7,916,350      402,641            0.0%
*   Glorious Property Holdings, Ltd....................... 38,519,000    5,564,480            0.0%
#   Golden Meditech Holdings, Ltd.........................  9,303,112    1,523,374            0.0%
    Goldlion Holdings, Ltd................................  1,572,000      658,818            0.0%
#   GOME Electrical Appliances Holding, Ltd............... 77,549,000   12,217,496            0.1%
#   Greenland Hong Kong Holdings, Ltd.....................  4,169,575    1,679,727            0.0%
#   Greentown China Holdings, Ltd.........................  9,566,591    9,954,693            0.1%
    Guangshen Railway Co., Ltd. Class H...................    888,000      381,401            0.0%
#   Guangshen Railway Co., Ltd. Sponsored ADR.............    426,392    9,103,469            0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                      Percentage
                                                             Shares      Value++    of Net Assets**
                                                             ------      -------    ---------------
CHINA -- (Continued)
    Guangzhou Automobile Group Co., Ltd. Class H..........  13,285,572 $ 11,803,398            0.1%
#   Guangzhou R&F Properties Co., Ltd.....................  14,146,314   15,429,339            0.1%
#   Guodian Technology & Environment Group Corp., Ltd.
     Class H..............................................   4,021,000      819,950            0.0%
    Hainan Meilan International Airport Co., Ltd. Class H.   1,989,000    1,547,039            0.0%
#   Hanergy Thin Film Power Group, Ltd....................  32,484,000    7,411,579            0.1%
    Harbin Electric Co., Ltd. Class H.....................  10,851,474    6,549,003            0.0%
*   Heng Tai Consumables Group, Ltd.......................  46,535,195      683,943            0.0%
    Hengdeli Holdings, Ltd................................   2,048,000      329,623            0.0%
*   Hidili Industry International Development, Ltd........  13,549,000    1,468,743            0.0%
*   HKC Holdings, Ltd.....................................  27,876,878      683,544            0.0%
    Honghua Group, Ltd....................................   1,636,000      316,571            0.0%
    Hopefluent Group Holdings, Ltd........................     796,000      236,201            0.0%
#*  Hopson Development Holdings, Ltd......................  11,192,000    9,959,715            0.1%
    Industrial & Commercial Bank of China, Ltd. Class H... 302,174,996  200,241,009            1.1%
    Inspur International, Ltd.............................   1,329,343      338,351            0.0%
    Jiangxi Copper Co., Ltd. Class H......................   9,933,000   17,592,551            0.1%
    Jingwei Textile Machinery Class H.....................      50,000       50,185            0.0%
#   Ju Teng International Holdings, Ltd...................  11,786,249    6,590,454            0.0%
*   Kai Yuan Holdings, Ltd................................  51,740,000      683,795            0.0%
#   Kaisa Group Holdings, Ltd.............................  22,755,632    8,427,323            0.1%
    Kasen International Holdings, Ltd.....................   1,885,000      267,906            0.0%
    Kingboard Chemical Holdings, Ltd......................   9,345,345   18,291,104            0.1%
    Kingboard Laminates Holdings, Ltd.....................   9,655,000    3,937,304            0.0%
    KWG Property Holding, Ltd.............................  19,984,500   13,877,069            0.1%
#*  Labixiaoxin Snacks Group, Ltd.........................   2,491,000      333,849            0.0%
    Lai Fung Holdings, Ltd................................  52,922,560    1,134,759            0.0%
#   Lee & Man Paper Manufacturing, Ltd....................   4,045,000    2,214,587            0.0%
*   Leoch International Technology, Ltd...................     190,000       35,274            0.0%
*   Lingbao Gold Co., Ltd. Class H........................   3,014,000      485,246            0.0%
*   LK Technology Holdings, Ltd...........................     112,500       10,859            0.0%
    Longfor Properties Co., Ltd...........................     200,000      232,266            0.0%
#   Lonking Holdings, Ltd.................................  24,606,000    4,220,877            0.0%
*   Loudong General Nice Resources China Holdings, Ltd....  21,592,800    1,420,233            0.0%
*   Maanshan Iron & Steel Co., Ltd. Class H...............   7,442,000    1,930,866            0.0%
#   Maoye International Holdings, Ltd.....................  11,540,000    1,784,914            0.0%
    Metallurgical Corp. of China, Ltd. Class H............  28,850,659    7,922,037            0.1%
#   MIE Holdings Corp.....................................   4,808,000      664,011            0.0%
    MIN XIN Holdings, Ltd.................................   1,128,418      682,429            0.0%
*   Mingfa Group International Co., Ltd...................     552,000      153,617            0.0%
#   Minmetals Land, Ltd...................................  19,829,205    2,299,691            0.0%
    Minth Group, Ltd......................................   1,406,000    2,699,103            0.0%
#   MMG, Ltd..............................................  12,452,000    4,182,272            0.0%
    Nature Home Holding Co., Ltd..........................     154,000       23,492            0.0%
#   New World China Land, Ltd.............................  24,698,600   14,982,687            0.1%
    New World Department Store China, Ltd.................   1,026,000      370,358            0.0%
#   Nine Dragons Paper Holdings, Ltd......................  21,314,000   16,492,710            0.1%
*   O-Net Communications Group, Ltd.......................   2,746,000      750,703            0.0%
    Overseas Chinese Town Asia Holdings, Ltd..............     332,000      124,150            0.0%
#   Parkson Retail Group, Ltd.............................   7,457,000    2,193,530            0.0%
    Peak Sport Products Co., Ltd..........................  10,288,000    3,078,499            0.0%
#   Poly Property Group Co., Ltd..........................  31,419,488   12,171,419            0.1%
    Ports Design, Ltd.....................................   1,276,000      442,498            0.0%
*   Pou Sheng International Holdings, Ltd.................  11,183,529    1,024,968            0.0%
*   Powerlong Real Estate Holdings, Ltd...................  12,936,000    1,800,219            0.0%
*   Prosperity International Holdings HK, Ltd.............  17,540,000      622,220            0.0%
    Qingling Motors Co., Ltd. Class H.....................  12,058,000    3,840,821            0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                       Percentage
                                                               Shares      Value++   of Net Assets**
                                                               ------      -------   ---------------
CHINA -- (Continued)
*   Qunxing Paper Holdings Co., Ltd.........................   5,020,071 $   244,687            0.0%
*   Real Gold Mining, Ltd...................................   3,137,500     106,402            0.0%
#   Real Nutriceutical Group, Ltd...........................  11,046,000   3,762,460            0.0%
*   Renhe Commercial Holdings Co., Ltd......................  34,330,000   1,372,903            0.0%
    REXLot Holdings, Ltd....................................  37,241,621   3,843,741            0.0%
    Samson Holding, Ltd.....................................   7,938,452   1,014,031            0.0%
#*  Sany Heavy Equipment International Holdings Co., Ltd....   5,202,000   1,153,002            0.0%
    Scud Group, Ltd.........................................   3,368,000     512,734            0.0%
*   Semiconductor Manufacturing International Corp.......... 133,434,000  13,834,008            0.1%
*   Semiconductor Manufacturing International Corp. ADR.....   1,328,504   6,828,511            0.0%
#   Shandong Chenming Paper Holdings, Ltd. Class H..........   4,297,818   1,987,773            0.0%
    Shanghai Industrial Holdings, Ltd.......................   8,240,918  25,356,261            0.1%
*   Shanghai Industrial Urban Development Group, Ltd........   8,776,000   1,619,684            0.0%
    Shanghai Jin Jiang International Hotels Group Co., Ltd.
     Class H................................................   9,208,000   3,159,995            0.0%
    Shanghai Prime Machinery Co., Ltd. Class H..............   7,700,000   1,476,552            0.0%
*   Shanghai Zendai Property, Ltd...........................   2,750,000      37,218            0.0%
    Shenzhen International Holdings, Ltd....................  11,350,617  18,038,922            0.1%
#   Shenzhen Investment, Ltd................................  41,994,440  12,129,817            0.1%
    Shimao Property Holdings, Ltd...........................  22,765,535  49,055,538            0.3%
*   Shougang Concord International Enterprises Co., Ltd.....  67,554,208   3,136,746            0.0%
#   Shougang Fushan Resources Group, Ltd....................  44,054,594  10,114,324            0.1%
    Shui On Land, Ltd.......................................  55,430,303  12,725,594            0.1%
*   Sijia Group Co..........................................   1,152,649      38,198            0.0%
    Silver Grant International Industries, Ltd..............  18,874,804   2,579,991            0.0%
*   SIM Technology Group, Ltd...............................   8,253,000     463,607            0.0%
*   Sino Oil And Gas Holdings, Ltd..........................  13,840,000     360,247            0.0%
#   Sino-Ocean Land Holdings, Ltd...........................  44,080,602  25,033,342            0.1%
*   Sinofert Holdings, Ltd..................................  12,268,000   1,868,441            0.0%
*   Sinolink Worldwide Holdings, Ltd........................  11,754,508     955,656            0.0%
*   Sinotrans Shipping, Ltd.................................  12,458,416   3,407,776            0.0%
    Sinotrans, Ltd. Class H.................................   5,681,000   4,507,898            0.0%
    Sinotruk Hong Kong, Ltd.................................   9,252,835   4,808,086            0.0%
    Skyworth Digital Holdings, Ltd..........................  31,396,529  17,172,310            0.1%
    SMI Corp., Ltd..........................................  18,960,000     734,160            0.0%
    SOHO China, Ltd.........................................  28,074,888  20,565,390            0.1%
    SRE Group, Ltd..........................................  31,214,285     889,459            0.0%
    Sunac China Holdings, Ltd...............................   7,508,000   6,520,172            0.0%
    TCC International Holdings, Ltd.........................  14,035,056   5,701,369            0.0%
*   TCL Multimedia Technology Holdings, Ltd.................   2,468,200     875,322            0.0%
    Tian An China Investment Co., Ltd.......................   6,757,000   4,532,467            0.0%
#   Tiangong International Co., Ltd.........................  16,005,944   4,088,019            0.0%
    Tianjin Port Development Holdings, Ltd..................  20,369,657   4,598,350            0.0%
#   Tianneng Power International, Ltd.......................   8,152,280   2,916,153            0.0%
    Tomson Group, Ltd.......................................   1,472,772     389,073            0.0%
    Tonly Electronics Holdings, Ltd.........................     376,220     321,802            0.0%
    Top Spring International Holdings, Ltd..................      11,500       3,248            0.0%
    TPV Technology, Ltd.....................................   8,752,496   1,717,380            0.0%
    Travelsky Technology, Ltd. Class H......................   9,843,500  10,272,678            0.1%
*   Trony Solar Holdings Co., Ltd...........................   8,775,000     133,518            0.0%
    Wasion Group Holdings, Ltd..............................   1,757,291   1,836,367            0.0%
    Weiqiao Textile Co. Class H.............................   7,453,000   3,720,217            0.0%
#   West China Cement, Ltd..................................  36,244,000   3,600,308            0.0%
    Xiamen International Port Co., Ltd. Class H.............  15,252,000   4,014,477            0.0%
    Xingda International Holdings, Ltd......................  11,322,000   3,919,091            0.0%
#   Xinhua Winshare Publishing and Media Co., Ltd. Class H..   4,837,000   4,521,139            0.0%
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H.......   4,477,000     963,692            0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           Percentage
                                                                Shares       Value++     of Net Assets**
                                                                ------       -------     ---------------
CHINA -- (Continued)
*   Xiwang Property Holdings Co., Ltd........................   5,646,736 $      320,380            0.0%
    Xiwang Special Steel Co., Ltd............................   5,905,000        828,591            0.0%
    XTEP International Holdings, Ltd.........................   1,036,500        462,883            0.0%
*   Yanchang Petroleum International, Ltd....................  27,800,000      1,418,213            0.0%
#   Yanzhou Coal Mining Co., Ltd. Class H....................  16,874,000     14,290,428            0.1%
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR..............      60,792        511,261            0.0%
    Yip's Chemical Holdings, Ltd.............................     752,000        504,191            0.0%
    Youyuan International Holdings, Ltd......................     630,229        144,540            0.0%
    Yuanda China Holdings, Ltd...............................     292,000         18,112            0.0%
#   Yuexiu Property Co., Ltd................................. 101,920,786     18,928,801            0.1%
#   Yuzhou Properties Co., Ltd...............................   9,816,960      2,280,241            0.0%
    Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H..     571,000        379,270            0.0%
#   Zhong An Real Estate, Ltd................................   7,643,800        877,397            0.0%
#   Zoomlion Heavy Industry Science and Technology Co., Ltd..  11,645,000      5,601,856            0.0%
                                                                          --------------           -----
TOTAL CHINA..................................................              2,879,983,513           15.2%
                                                                          --------------           -----

COLOMBIA -- (0.1%)
    Almacenes Exito SA.......................................      22,754        320,934            0.0%
    Cementos Argos SA........................................     541,227      2,762,033            0.0%
    Constructora Conconcreto SA..............................      86,988         62,361            0.0%
*   Fabricato SA.............................................   8,190,234         53,341            0.0%
    Grupo Argos SA...........................................     113,439      1,233,907            0.0%
    Grupo de Inversiones Suramericana SA.....................     746,414     15,519,607            0.1%
    Grupo Nutresa SA.........................................     463,927      6,268,370            0.0%
    Mineros SA...............................................      65,037         88,033            0.0%
                                                                          --------------           -----
TOTAL COLOMBIA...............................................                 26,308,586            0.1%
                                                                          --------------           -----

CZECH REPUBLIC -- (0.2%)
    CEZ A.S..................................................     908,656     25,135,388            0.1%
    O2 Czech Republic AS.....................................     381,442      4,261,468            0.0%
    Pegas Nonwovens SA.......................................     134,543      3,848,699            0.0%
#*  Unipetrol A.S............................................   1,423,606      8,327,718            0.1%
                                                                          --------------           -----
TOTAL CZECH REPUBLIC.........................................                 41,573,273            0.2%
                                                                          --------------           -----

GREECE -- (0.1%)
*   Alpha Bank AE............................................   6,054,491      3,947,029            0.0%
    Bank of Greece...........................................      26,513        342,261            0.0%
*   Ellaktor SA..............................................     897,424      2,533,180            0.0%
    Elval - Hellenic Aluminium Industry SA...................       8,595         12,831            0.0%
*   GEK Terna Holding Real Estate Construction SA............     704,463      1,802,635            0.0%
*   Hellenic Petroleum SA....................................     334,739      1,718,746            0.0%
*   Intracom Holdings SA.....................................   1,511,057        759,498            0.0%
*   Intralot SA-Integrated Lottery Systems & Services........      76,173        107,889            0.0%
*   Marfin Investment Group Holdings SA......................     743,463        196,516            0.0%
*   Mytilineos Holdings SA...................................     471,554      3,036,626            0.0%
*   National Bank of Greece SA...............................     220,190        531,120            0.0%
#*  National Bank of Greece SA ADR...........................     185,316        450,318            0.0%
*   Piraeus Bank SA..........................................   3,484,614      5,067,406            0.1%
*   Sidenor Holdings SA......................................      21,740         24,703            0.0%
    Terna Energy SA..........................................       5,747         16,497            0.0%
    Titan Cement Co. SA......................................       2,957         65,536            0.0%
                                                                          --------------           -----
TOTAL GREECE.................................................                 20,612,791            0.1%
                                                                          --------------           -----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                         Percentage
                                                  Shares     Value++   of Net Assets**
                                                  ------     -------   ---------------
HONG KONG -- (0.0%)
#*  China Culiangwang Beverages Holdings, Ltd..  3,418,200 $   209,454            0.0%
                                                           -----------            ----

HUNGARY -- (0.4%)
*   Danubius Hotel and SpA P.L.C...............    108,124   2,097,892            0.0%
*   FHB Mortgage Bank P.L.C....................      3,954      11,535            0.0%
    MOL Hungarian Oil and Gas P.L.C............     74,175   3,529,505            0.0%
#   OTP Bank P.L.C.............................  3,898,283  64,561,897            0.4%
*   PannErgy...................................     86,313     110,320            0.0%
    Tisza Chemical Group P.L.C.................    225,494   3,826,242            0.0%
                                                           -----------            ----
TOTAL HUNGARY..................................             74,137,391            0.4%
                                                           -----------            ----

INDIA -- (8.6%)
    Aban Offshore, Ltd.........................    331,314   3,346,619            0.0%
*   ABG Shipyard, Ltd..........................    203,444     755,060            0.0%
    Adani Enterprises, Ltd.....................  2,518,112  19,779,624            0.1%
*   Adani Power, Ltd...........................    991,243     772,358            0.0%
    Aditya Birla Nuvo, Ltd.....................    739,118  20,249,002            0.1%
    Ahmednagar Forgings, Ltd...................     88,319     585,164            0.0%
    Allahabad Bank.............................  2,114,906   3,959,234            0.0%
    Alok Industries, Ltd....................... 10,204,534   2,081,050            0.0%
    Amtek Auto, Ltd............................  1,551,102   4,166,499            0.0%
    Amtek India, Ltd...........................    696,727   1,050,789            0.0%
    Anant Raj, Ltd.............................  1,198,559   1,048,616            0.0%
    Andhra Bank................................  2,676,709   3,660,244            0.0%
    Apar Industries, Ltd.......................     72,615     449,054            0.0%
    Apollo Tyres, Ltd..........................  4,008,187  14,252,172            0.1%
    Arvind, Ltd................................  3,503,698  17,004,425            0.1%
*   Ashok Leyland, Ltd.........................  4,539,496   3,431,291            0.0%
    Asian Hotels East, Ltd.....................      1,050       3,107            0.0%
    Atul, Ltd..................................     16,725     346,824            0.0%
    Axis Bank, Ltd.............................  1,222,500   8,757,600            0.1%
    Bajaj Finance, Ltd.........................     70,416   3,182,547            0.0%
    Bajaj Finserv, Ltd.........................    123,463   2,150,521            0.0%
    Bajaj Holdings & Investment, Ltd...........    395,402   8,916,259            0.1%
    Ballarpur Industries, Ltd..................  4,422,774   1,216,649            0.0%
    Balmer Lawrie & Co., Ltd...................    161,889   1,641,269            0.0%
*   Balrampur Chini Mills, Ltd.................  2,486,372   2,215,610            0.0%
    Bank of Baroda.............................  1,232,256  18,616,026            0.1%
    Bank of India..............................  1,966,165   9,072,620            0.1%
    Bank Of Maharashtra........................  1,498,465   1,054,570            0.0%
    BEML, Ltd..................................    101,349   1,115,050            0.0%
    BGR Energy Systems, Ltd....................    169,812     462,730            0.0%
    Bharat Electronics, Ltd....................     10,591     358,340            0.0%
    Bharat Heavy Electricals, Ltd..............  8,525,426  35,530,081            0.2%
    Bharti Airtel, Ltd.........................  1,454,489   9,473,308            0.1%
    Bhushan Steel, Ltd.........................  1,127,438   1,941,550            0.0%
    Birla Corp., Ltd...........................    135,996   1,157,254            0.0%
    Bombay Burmah Trading Co...................      1,746       7,373            0.0%
    Bombay Dyeing & Manufacturing Co., Ltd.....  1,567,477   1,705,913            0.0%
    Brigade Enterprises, Ltd...................     15,631      37,134            0.0%
    Cairn India, Ltd...........................  8,360,478  38,656,905            0.2%
    Canara Bank................................  1,631,882  10,652,551            0.1%
    Capital First, Ltd.........................     91,681     498,180            0.0%
    Ceat, Ltd..................................    166,902   2,337,847            0.0%
*   Central Bank Of India......................  2,281,147   2,496,401            0.0%
    Century Textiles & Industries, Ltd.........    598,690   5,385,198            0.0%
    Chambal Fertilizers & Chemicals, Ltd.......  2,460,737   2,470,473            0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                  Percentage
                                                           Shares     Value++   of Net Assets**
                                                           ------     -------   ---------------
INDIA -- (Continued)
    City Union Bank, Ltd................................. 1,450,289 $ 1,997,915            0.0%
    Claris Lifesciences, Ltd.............................    74,868     206,919            0.0%
    Corp. Bank...........................................   436,134   2,393,837            0.0%
    Cox & Kings, Ltd.....................................   833,172   3,876,209            0.0%
*   Cranes Software International, Ltd...................   114,443       6,009            0.0%
    Cyient, Ltd..........................................    26,080     202,113            0.0%
    Dalmia Bharat, Ltd...................................   165,465   1,136,101            0.0%
*   DB Realty, Ltd....................................... 1,221,987   1,353,495            0.0%
*   DCB Bank, Ltd........................................ 2,874,325   4,294,007            0.0%
    DCM Shriram, Ltd.....................................   319,037   1,152,904            0.0%
    Deepak Fertilisers & Petrochemicals Corp., Ltd.......   516,320   1,309,410            0.0%
*   DEN Networks, Ltd....................................   267,666     719,224            0.0%
    Dena Bank............................................ 1,885,938   1,959,548            0.0%
    Dewan Housing Finance Corp., Ltd.....................   115,020     691,040            0.0%
    Dishman Pharmaceuticals & Chemicals, Ltd.............   432,982   1,106,692            0.0%
    DLF, Ltd............................................. 7,565,126  15,304,462            0.1%
    Dredging Corp. Of India, Ltd.........................    51,482     372,632            0.0%
    Edelweiss Financial Services, Ltd.................... 1,173,706   1,042,752            0.0%
*   Educomp Solutions, Ltd...............................   242,949     121,634            0.0%
    Eicher Motors, Ltd...................................     3,085     638,713            0.0%
*   EID Parry India, Ltd.................................   947,882   3,380,647            0.0%
    EIH, Ltd.............................................   886,903   1,471,794            0.0%
    Electrosteel Castings, Ltd...........................   894,946     278,612            0.0%
*   Era Infra Engineering, Ltd...........................   337,965      59,412            0.0%
*   Eros International Media, Ltd........................   425,062   1,729,785            0.0%
    Escorts, Ltd......................................... 1,368,597   3,772,695            0.0%
    Ess Dee Aluminium, Ltd...............................    42,453     245,132            0.0%
*   Essar Oil, Ltd.......................................   963,947   1,898,064            0.0%
    Essar Ports, Ltd.....................................   708,669   1,106,879            0.0%
*   Essar Shipping, Ltd..................................    34,549      12,748            0.0%
    Essel Propack, Ltd...................................   768,056   1,431,263            0.0%
    Federal Bank, Ltd.................................... 8,414,667  19,520,612            0.1%
    Financial Technologies India, Ltd....................   252,944     720,218            0.0%
    Finolex Cables, Ltd..................................   688,924   2,512,917            0.0%
    Finolex Industries, Ltd..............................   546,005   2,839,303            0.0%
*   Firstsource Solutions, Ltd........................... 3,754,653   2,390,758            0.0%
*   Fortis Healthcare, Ltd...............................   959,836   1,890,656            0.0%
    Future Retail, Ltd...................................   733,256   1,378,790            0.0%
    GAIL India, Ltd...................................... 2,841,179  24,428,691            0.1%
    Gateway Distriparks, Ltd.............................   113,322     529,580            0.0%
    Gati, Ltd............................................   302,557   1,003,356            0.0%
    Godrej Properties, Ltd...............................    89,893     355,285            0.0%
    Graphite India, Ltd..................................   663,585   1,012,675            0.0%
    Grasim Industries, Ltd...............................    15,142     864,159            0.0%
    Great Eastern Shipping Co., Ltd. (The)............... 1,015,526   6,543,496            0.1%
    Greaves Cotton, Ltd..................................     9,635      20,324            0.0%
*   GTL Infrastructure, Ltd..............................   535,315      24,362            0.0%
    Gujarat Alkalies & Chemicals, Ltd....................   467,952   1,504,655            0.0%
    Gujarat Fluorochemicals, Ltd.........................   327,417   4,092,468            0.0%
    Gujarat Mineral Development Corp., Ltd...............   335,126     833,875            0.0%
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd..   729,530   1,019,243            0.0%
*   Gujarat NRE Coke, Ltd................................ 1,709,516     208,041            0.0%
    Gujarat State Fertilisers & Chemicals, Ltd........... 2,186,080   4,308,128            0.0%
    Gujarat State Petronet, Ltd.......................... 2,720,005   4,288,406            0.0%
    Gulf Oil Corp., Ltd..................................   103,726     290,798            0.0%
    Gulf Oil Lubricants India, Ltd.......................   113,892     612,216            0.0%
*   HCL Infosystems, Ltd.................................   915,062   1,089,420            0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                          Percentage
                                                  Shares     Value++    of Net Assets**
                                                  ------     -------    ---------------
INDIA -- (Continued)
    HEG, Ltd...................................    169,852 $    836,285            0.0%
*   HeidelbergCement India, Ltd................    388,113      559,932            0.0%
*   Hexa Tradex, Ltd...........................    256,397      105,740            0.0%
    Hindalco Industries, Ltd................... 20,834,979   55,379,355            0.3%
    Hinduja Global Solutions, Ltd..............     60,085      660,151            0.0%
*   Hindustan Construction Co., Ltd............  6,688,159    3,594,351            0.0%
*   Hotel Leela Venture, Ltd...................    758,606      280,616            0.0%
*   Housing Development & Infrastructure, Ltd..    146,764      199,284            0.0%
    HSIL, Ltd..................................    244,596    1,489,767            0.0%
    HT Media, Ltd..............................    254,736      486,597            0.0%
    ICICI Bank, Ltd............................    630,654   16,733,668            0.1%
    ICICI Bank, Ltd. Sponsored ADR.............  3,344,526  188,497,485            1.0%
    IDBI Bank, Ltd.............................  4,225,680    4,856,170            0.0%
    Idea Cellular, Ltd.........................     58,406      154,749            0.0%
    IDFC, Ltd..................................  6,072,777   15,451,150            0.1%
    IFCI, Ltd..................................  6,602,323    3,949,558            0.0%
    IIFL Holdings, Ltd.........................  2,848,913    7,892,404            0.1%
    IL&FS Transportation Networks, Ltd.........    195,301      630,837            0.0%
    India Cements, Ltd. (The)..................  3,994,730    7,242,710            0.1%
    Indiabulls Housing Finance, Ltd............  1,795,884   12,276,404            0.1%
*   Indiabulls Infrastructure and Power, Ltd...  8,397,685      519,181            0.0%
    Indiabulls Real Estate, Ltd................  1,059,231    1,239,908            0.0%
    Indian Bank................................  1,326,290    3,592,880            0.0%
*   Indian Hotels Co., Ltd.....................  4,834,889    8,247,388            0.1%
    Indian Overseas Bank.......................  2,513,158    2,412,371            0.0%
    ING Vysya Bank, Ltd........................    265,599    2,788,387            0.0%
    Ingersoll-Rand India, Ltd..................     23,057      336,426            0.0%
    Intellect Design Arena, Ltd................    969,923      758,246            0.0%
    Jain Irrigation Systems, Ltd...............  4,790,664    7,073,711            0.1%
*   Jaiprakash Associates, Ltd................. 20,703,122   10,501,655            0.1%
    Jammu & Kashmir Bank, Ltd. (The)...........  3,271,950    7,399,694            0.1%
*   Jaypee Infratech, Ltd......................  5,317,823    1,987,054            0.0%
    JB Chemicals & Pharmaceuticals, Ltd........    373,888    1,398,783            0.0%
    JBF Industries, Ltd........................    128,839      311,106            0.0%
    Jindal Poly Films, Ltd.....................    219,686    1,086,896            0.0%
*   Jindal Poly Investment & Finance Co., Ltd..      1,441        3,263            0.0%
    Jindal Saw, Ltd............................  2,244,000    2,840,973            0.0%
*   Jindal Stainless, Ltd......................    447,064      247,146            0.0%
    Jindal Steel & Power, Ltd..................  4,291,213   11,255,045            0.1%
    JK Cement, Ltd.............................    223,709    2,218,656            0.0%
    JK Lakshmi Cement, Ltd.....................    457,907    2,782,915            0.0%
    JK Tyre & Industries, Ltd..................    198,038    1,576,047            0.0%
    JM Financial, Ltd..........................  4,580,382    3,530,270            0.0%
    JSW Energy, Ltd............................  5,630,861    7,321,461            0.1%
    JSW Steel, Ltd.............................  1,955,071   40,001,783            0.2%
    Jubilant Life Sciences, Ltd................    871,456    2,034,333            0.0%
    Kakinada Fertilizers, Ltd..................  2,082,494       71,293            0.0%
    Kalpataru Power Transmission, Ltd..........    476,881    1,318,423            0.0%
    Karnataka Bank, Ltd. (The).................  2,195,065    4,444,302            0.0%
    Karur Vysya Bank, Ltd. (The)...............    387,245    3,460,672            0.0%
    KEC International, Ltd.....................    611,379    1,082,686            0.0%
*   Kesoram Industries, Ltd....................    552,385    1,115,027            0.0%
    Kirloskar Brothers, Ltd....................      2,141        9,004            0.0%
    Kirloskar Oil Engines, Ltd.................    293,581    1,232,567            0.0%
    Kolte-Patil Developers, Ltd................     34,115      104,364            0.0%
    KPIT Technologies, Ltd.....................     23,044       62,119            0.0%
    KRBL, Ltd..................................    226,251      334,767            0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                               Percentage
                                                        Shares     Value++   of Net Assets**
                                                        ------     -------   ---------------
INDIA -- (Continued)
    KSB Pumps, Ltd...................................        605 $     5,265            0.0%
    Lakshmi Vilas Bank, Ltd. (The)...................    457,710     561,822            0.0%
    Maharashtra Seamless, Ltd........................    128,181     653,639            0.0%
    Mahindra Lifespace Developers, Ltd...............    147,668   1,219,904            0.0%
    Man Infraconstruction, Ltd.......................      9,840       4,112            0.0%
*   Manaksia, Ltd....................................      1,986       3,644            0.0%
    MAX India, Ltd...................................     30,211     174,717            0.0%
    McLeod Russel India, Ltd.........................    496,900   2,103,819            0.0%
    Mercator, Ltd....................................  1,796,935     842,307            0.0%
    Merck, Ltd.......................................     22,680     299,667            0.0%
    MOIL, Ltd........................................      4,675      23,576            0.0%
    Monnet Ispat & Energy, Ltd.......................    179,359     243,889            0.0%
    Motilal Oswal Financial Services, Ltd............      4,955      17,260            0.0%
    Mphasis, Ltd.....................................    121,224     789,837            0.0%
    MRF, Ltd.........................................     11,110   5,659,162            0.1%
    National Aluminium Co., Ltd......................  3,210,802   2,986,576            0.0%
    Nava Bharat Ventures, Ltd........................     65,021     228,846            0.0%
    NCC, Ltd.(B0FXGP0)...............................  2,621,585   2,526,893            0.0%
    NCC, Ltd.()......................................  3,058,516   2,971,343            0.0%
    NIIT Technologies, Ltd...........................    489,112   3,076,796            0.0%
    NIIT, Ltd........................................    767,524     580,318            0.0%
    Noida Toll Bridge Co., Ltd.......................    155,450      90,346            0.0%
    Oberoi Realty, Ltd...............................     82,864     331,861            0.0%
    OCL India, Ltd...................................     78,239     397,047            0.0%
    OMAXE, Ltd.......................................    866,322   1,854,237            0.0%
    Orient Cement, Ltd...............................    567,622   1,369,054            0.0%
    Orient Paper & Industries, Ltd...................     47,163      24,673            0.0%
    Oriental Bank of Commerce........................  1,205,589   5,597,208            0.0%
*   Oswal Chemicals & Fertilizers, Ltd...............    247,086     129,327            0.0%
*   Panacea Biotec, Ltd..............................      7,823      20,016            0.0%
*   Parsvnath Developers, Ltd........................  1,315,279     433,698            0.0%
    PC Jeweller, Ltd.................................    229,088     901,943            0.0%
    Peninsula Land, Ltd..............................     81,038      47,432            0.0%
    Petronet LNG, Ltd................................    755,001   2,442,838            0.0%
*   Pipavav Defence & Offshore Engineering Co., Ltd..     22,287      13,942            0.0%
    Piramal Enterprises, Ltd.........................    744,986   9,775,976            0.1%
*   Plethico Pharmaceuticals, Ltd....................    178,019     119,844            0.0%
    Polaris Financial Technology, Ltd................    991,066   3,021,716            0.0%
    Power Finance Corp., Ltd.........................     16,793      76,637            0.0%
    Praj Industries, Ltd.............................    507,475     520,609            0.0%
    Prakash Industries, Ltd..........................    165,631     156,841            0.0%
*   Prism Cement, Ltd................................    370,591     452,316            0.0%
    PTC India Financial Services, Ltd................  2,936,603   2,417,722            0.0%
    PTC India, Ltd...................................  4,119,645   6,159,142            0.1%
*   Punj Lloyd, Ltd..................................  1,569,682     976,575            0.0%
    Punjab & Sind Bank...............................    116,252     110,682            0.0%
    Puravankara Projects, Ltd........................    169,086     275,323            0.0%
    Radico Khaitan, Ltd..............................    193,640     286,759            0.0%
    Rain Industries, Ltd.............................  1,672,005   1,352,150            0.0%
    Rajesh Exports, Ltd..............................    287,502     666,916            0.0%
    Ramco Cements, Ltd. (The)........................    399,005   2,245,154            0.0%
    Ratnamani Metals & Tubes, Ltd....................      1,288       9,504            0.0%
    Raymond, Ltd.....................................    629,181   4,732,107            0.0%
    Redington India, Ltd.............................    393,670     655,740            0.0%
    REI Agro, Ltd....................................  5,013,829     200,431            0.0%
    Reliance Capital, Ltd............................  1,319,922  10,178,395            0.1%
*   Reliance Communications, Ltd..................... 10,751,778  18,497,036            0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                       Percentage
                                               Shares     Value++    of Net Assets**
                                               ------     -------    ---------------
INDIA -- (Continued)
    Reliance Industries, Ltd................ 21,131,225 $342,432,538            1.8%
    Reliance Industries, Ltd. GDR...........    107,000    3,458,483            0.0%
*   Reliance Power, Ltd..................... 10,036,520   12,475,238            0.1%
    Rolta India, Ltd........................  1,564,222    2,812,675            0.0%
    Ruchi Soya Industries, Ltd..............  1,957,762    1,207,108            0.0%
    Rural Electrification Corp., Ltd........  2,768,400   13,584,214            0.1%
    Sesa Sterlite, Ltd...................... 13,111,693   54,635,115            0.3%
    Sesa Sterlite, Ltd. ADR.................  1,581,236   26,628,021            0.2%
*   Shipping Corp. of India, Ltd............  2,377,188    2,331,449            0.0%
*   Shree Renuka Sugars, Ltd................  6,771,888    1,873,215            0.0%
    Simplex Infrastructures, Ltd............      6,327       31,181            0.0%
    Sintex Industries, Ltd..................  2,411,670    3,792,086            0.0%
    Sobha Developers, Ltd...................    724,644    5,091,738            0.0%
    South Indian Bank, Ltd. (The)...........  9,724,062    4,397,403            0.0%
    SREI Infrastructure Finance, Ltd........  1,470,670    1,140,589            0.0%
    SRF, Ltd................................    337,716    4,640,978            0.0%
    State Bank of Bikaner & Jaipur..........     50,954      471,545            0.0%
    State Bank of India.....................  2,134,196   93,821,600            0.5%
    State Bank of India GDR.................      1,449      127,272            0.0%
    State Bank of Travancore................      1,903       13,102            0.0%
    Steel Authority of India, Ltd...........  1,314,032    1,781,829            0.0%
    Sterlite Technologies, Ltd..............  1,813,999    2,103,008            0.0%
    Styrolution ABS India, Ltd..............     28,114      289,874            0.0%
    Sundram Fasteners, Ltd..................     37,667       94,993            0.0%
*   Suzlon Energy, Ltd...................... 12,847,639    2,780,728            0.0%
    Syndicate Bank..........................  2,880,564    5,888,204            0.1%
    Tamil Nadu Newsprint & Papers, Ltd......     77,579      178,102            0.0%
    Tata Chemicals, Ltd.....................  1,201,925    7,962,193            0.1%
    Tata Global Beverages, Ltd..............  5,612,575   14,633,502            0.1%
    Tata Motors, Ltd........................  2,659,305   23,224,411            0.1%
    Tata Motors, Ltd. Sponsored ADR.........    163,263    7,689,687            0.1%
    Tata Steel, Ltd.........................  8,358,781   66,598,810            0.4%
    Techno Electric & Engineering Co., Ltd..     12,200       53,310            0.0%
*   Teledata Marine Solutions, Ltd..........    267,258           --            0.0%
    Time Technoplast, Ltd...................    617,680      475,358            0.0%
    Trent, Ltd..............................     11,394      246,242            0.0%
    Tube Investments of India, Ltd..........    515,266    2,930,643            0.0%
*   TV18 Broadcast, Ltd.....................  5,911,235    2,801,380            0.0%
    UCO Bank................................  5,290,500    7,523,804            0.1%
    Uflex, Ltd..............................    391,028    1,020,484            0.0%
    Unichem Laboratories, Ltd...............    219,888      701,197            0.0%
    Union Bank of India.....................  1,648,312    6,026,369            0.1%
    UPL, Ltd................................  3,719,259   20,979,458            0.1%
*   Usha Martin, Ltd........................  1,811,897      776,768            0.0%
*   Uttam Galva Steels, Ltd.................    112,549      134,755            0.0%
    VA Tech Wabag, Ltd......................      1,281       33,227            0.0%
*   Vardhman Special Steels, Ltd............      6,934        3,958            0.0%
    Vardhman Textiles, Ltd..................    200,135    1,429,134            0.0%
    Videocon Industries, Ltd................    856,897    2,343,418            0.0%
    Vijaya Bank.............................  2,884,524    2,238,898            0.0%
    Voltas, Ltd.............................     68,415      279,342            0.0%
    Welspun Corp., Ltd......................  1,847,557    2,298,445            0.0%
*   Welspun Enterprises, Ltd................     92,378      304,666            0.0%
    Welspun India, Ltd......................     57,777      280,204            0.0%
    Wockhardt, Ltd..........................    509,935    6,289,878            0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                      Percentage
                                                          Shares        Value++     of Net Assets**
                                                          ------        -------     ---------------
INDIA -- (Continued)
    Zensar Technologies, Ltd..........................        41,101 $      404,945            0.0%
    Zuari Agro Chemicals, Ltd.........................        99,759        413,245            0.0%
                                                                     --------------            ----
TOTAL INDIA...........................................                1,735,278,793            9.2%
                                                                     --------------            ----

INDONESIA -- (2.6%)
    Adaro Energy Tbk PT...............................   238,333,900     22,412,379            0.1%
    Agung Podomoro Land Tbk PT........................   118,961,600      3,475,077            0.0%
    Alam Sutera Realty Tbk PT.........................   177,983,200      6,833,640            0.1%
    Aneka Tambang Persero Tbk PT......................    80,886,500      6,496,435            0.0%
    Asahimas Flat Glass Tbk PT........................     5,277,000      2,930,450            0.0%
    Astra Graphia Tbk PT..............................     1,348,100        247,537            0.0%
*   Bakrie and Brothers Tbk PT........................ 1,049,980,250      4,344,147            0.0%
*   Bakrie Sumatera Plantations Tbk PT................   120,401,800        498,197            0.0%
*   Bakrie Telecom Tbk PT.............................   260,426,500      1,077,478            0.0%
*   Bakrieland Development Tbk PT.....................   623,458,520      2,579,473            0.0%
    Bank Bukopin Tbk PT...............................    63,324,333      3,954,697            0.0%
    Bank Danamon Indonesia Tbk PT.....................    36,234,654     12,636,779            0.1%
    Bank Mandiri Persero Tbk PT.......................    75,216,231     64,599,752            0.4%
    Bank Negara Indonesia Persero Tbk PT..............   119,873,841     59,081,599            0.3%
*   Bank Pan Indonesia Tbk PT.........................   145,749,701     12,059,922            0.1%
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk
     PT...............................................    34,447,300      2,152,711            0.0%
    Bank Permata Tbk PT...............................       381,272         46,692            0.0%
    Bank Tabungan Negara Persero Tbk PT...............    72,795,427      6,748,416            0.1%
*   Barito Pacific Tbk PT.............................    15,599,000        345,708            0.0%
*   Benakat Integra Tbk PT............................   137,741,500      1,584,363            0.0%
*   Berau Coal Energy Tbk PT..........................       769,100          6,109            0.0%
*   Berlian Laju Tanker Tbk PT........................   128,161,466             --            0.0%
    BISI International Tbk PT.........................    13,895,800        563,668            0.0%
*   Budi Starch & Sweetener Tbk PT....................     9,951,800         84,142            0.0%
*   Bumi Resources Tbk PT.............................   104,727,000      1,197,967            0.0%
    Bumi Serpong Damai PT.............................    20,885,200      2,775,471            0.0%
    BW Plantation Tbk PT..............................     3,848,600        173,756            0.0%
*   Central Proteinaprima Tbk PT......................   178,071,500        736,746            0.0%
    Charoen Pokphand Indonesia Tbk PT.................    33,263,730     11,568,257            0.1%
    Ciputra Development Tbk PT........................   138,401,100     13,124,638            0.1%
    Ciputra Property Tbk PT...........................    34,864,200      2,178,327            0.0%
    Ciputra Surya Tbk PT..............................    17,279,700      3,467,327            0.0%
*   Clipan Finance Indonesia Tbk PT...................     2,995,500        108,823            0.0%
*   Darma Henwa Tbk PT................................   246,575,442      1,020,171            0.0%
*   Davomas Abadi Tbk PT..............................   138,239,500             --            0.0%
*   Delta Dunia Makmur Tbk PT.........................    48,942,400        875,684            0.0%
    Elnusa Tbk PT.....................................    51,903,500      2,223,787            0.0%
*   Energi Mega Persada Tbk PT........................   570,221,378      5,349,205            0.0%
*   Erajaya Swasembada Tbk PT.........................    26,265,800      2,220,167            0.0%
*   Ever Shine Textile Tbk PT.........................    19,342,215        352,113            0.0%
*   Exploitasi Energi Indonesia Tbk PT................     1,975,500         30,087            0.0%
    Gajah Tunggal Tbk PT..............................    30,108,000      3,588,477            0.0%
*   Garuda Indonesia Persero Tbk PT...................    24,051,781      1,054,912            0.0%
    Global Mediacom Tbk PT............................    94,561,000     15,347,296            0.1%
*   Gozco Plantations Tbk PT..........................    10,639,000         85,348            0.0%
*   Great River International Tbk PT..................     1,788,000             --            0.0%
    Gudang Garam Tbk PT...............................     1,836,000      8,786,106            0.1%
    Harum Energy Tbk PT...............................    17,230,700      2,254,326            0.0%
    Hexindo Adiperkasa Tbk PT.........................     1,364,644        405,649            0.0%
    Holcim Indonesia Tbk PT...........................    21,037,400      4,090,238            0.0%
    Indah Kiat Pulp & Paper Corp. Tbk PT..............    39,421,700      3,749,341            0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                      Percentage
                                                             Shares      Value++    of Net Assets**
                                                             ------      -------    ---------------
INDONESIA -- (Continued)
*   Indika Energy Tbk PT..................................  27,651,100 $  1,454,103            0.0%
    Indo Tambangraya Megah Tbk PT.........................     157,900      277,054            0.0%
*   Indo-Rama Synthetics Tbk PT...........................      41,500        3,594            0.0%
    Indofood Sukses Makmur Tbk PT.........................  69,867,200   39,463,556            0.2%
    Indomobil Sukses Internasional Tbk PT.................      54,500       17,376            0.0%
    Intiland Development Tbk PT...........................  89,814,700    4,423,308            0.0%
    Japfa Comfeed Indonesia Tbk PT........................  27,068,750    2,813,629            0.0%
    Jaya Real Property Tbk PT............................. 123,301,500   10,185,081            0.1%
    Kawasan Industri Jababeka Tbk PT...................... 337,026,120    7,591,983            0.1%
*   Lippo Cikarang Tbk PT.................................     850,200      598,312            0.0%
    Lippo Karawaci Tbk PT................................. 322,394,649   28,555,369            0.2%
    Matahari Putra Prima Tbk PT...........................  18,399,000    4,790,568            0.0%
    Mayora Indah Tbk PT...................................   3,451,100    8,074,371            0.1%
    Medco Energi Internasional Tbk PT.....................  27,716,900    8,827,655            0.1%
    Metrodata Electronics Tbk PT..........................   1,455,100       71,568            0.0%
*   Mitra International Resources Tbk PT..................   3,041,360       12,585            0.0%
    MNC Investama Tbk PT.................................. 300,704,600    8,336,201            0.1%
    Modernland Realty Tbk PT..............................  42,860,900    1,763,553            0.0%
    Multipolar Tbk PT.....................................  67,960,700    5,291,833            0.0%
*   Nusantara Infrastructure Tbk PT.......................  39,595,200      642,554            0.0%
    Pabrik Kertas Tjiwi Kimia Tbk PT......................     929,000       70,092            0.0%
    Pan Brothers Tbk PT...................................   1,663,050       64,005            0.0%
*   Panin Financial Tbk PT................................ 200,578,000    4,434,945            0.0%
*   Paninvest Tbk PT......................................  30,871,000    1,700,233            0.0%
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT.  60,102,484    9,676,082            0.1%
    Petrosea Tbk PT.......................................   3,762,500      330,340            0.0%
*   Polychem Indonesia Tbk PT.............................     436,500        6,395            0.0%
    Ramayana Lestari Sentosa Tbk PT.......................  33,355,500    2,239,747            0.0%
    Salim Ivomas Pratama Tbk PT...........................  28,914,400    1,853,014            0.0%
    Sampoerna Agro PT.....................................  11,712,641    2,035,546            0.0%
    Selamat Sempurna Tbk PT...............................  11,727,000    4,361,568            0.0%
    Semen Baturaja Persero Tbk PT.........................   2,508,000       77,639            0.0%
*   Sentul City Tbk PT.................................... 114,269,100      842,700            0.0%
*   Sigmagold Inti Perkasa Tbk PT.........................  35,039,300    1,362,884            0.0%
    Sinar Mas Agro Resources & Technology Tbk PT..........   7,806,900    4,985,655            0.0%
    Sinar Mas Multiartha Tbk PT...........................       2,000          480            0.0%
    Sri Rejeki Isman Tbk PT...............................   4,122,500       56,973            0.0%
*   Surya Dumai Industri Tbk..............................   5,145,000           --            0.0%
    Surya Semesta Internusa Tbk PT........................  52,232,600    3,282,258            0.0%
    Surya Toto Indonesia Tbk PT...........................     680,000      208,192            0.0%
*   Suryainti Permata Tbk PT..............................  17,378,000           --            0.0%
*   Tiga Pilar Sejahtera Food Tbk.........................  26,563,822    4,815,441            0.0%
    Timah Persero Tbk PT..................................  62,892,860    6,434,010            0.0%
    Trias Sentosa Tbk PT..................................     336,500       10,565            0.0%
*   Trimegah Securities Tbk PT............................   9,162,100       51,738            0.0%
*   Truba Alam Manunggal Engineering PT................... 129,244,500       85,557            0.0%
    Tunas Baru Lampung Tbk PT.............................  18,271,700    1,058,563            0.0%
    Tunas Ridean Tbk PT...................................  42,848,500    2,198,798            0.0%
    Ultrajaya Milk Industry & Trading Co. Tbk PT..........   9,204,400    2,912,684            0.0%
    Unggul Indah Cahaya Tbk PT............................     319,635       50,642            0.0%
    United Tractors Tbk PT................................  12,140,900   18,441,922            0.1%
    Vale Indonesia Tbk PT.................................  41,384,900   12,969,453            0.1%
*   Visi Media Asia Tbk PT................................  15,238,600      578,890            0.0%
    Wintermar Offshore Marine Tbk PT......................     712,198       67,767            0.0%
    XL Axiata Tbk PT......................................   1,395,500      638,162            0.0%
                                                                       ------------            ----
TOTAL INDONESIA...........................................              522,620,783            2.8%
                                                                       ------------            ----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                 Percentage
                                          Shares     Value++   of Net Assets**
                                          ------     -------   ---------------
 ISRAEL -- (0.0%)
 *   Knafaim Holdings, Ltd.............      5,195 $     8,516            0.0%
     Liberty Properties, Ltd...........      2,467      10,711            0.0%
                                                   -----------            ----
 TOTAL ISRAEL..........................                 19,227            0.0%
                                                   -----------            ----

 MALAYSIA -- (4.0%)
     A & M Realty Bhd..................    151,200      52,443            0.0%
 *   Adventa Bhd.......................     62,000      18,095            0.0%
 #   Affin Holdings Bhd................ 12,507,950  12,291,102            0.1%
 *   Ahmad Zaki Resources Bhd..........    164,200      35,708            0.0%
 #   AirAsia Bhd....................... 24,383,300  18,534,718            0.1%
 #   Alam Maritim Resources Bhd........  2,583,200     865,793            0.0%
     Alliance Financial Group Bhd...... 16,479,900  24,018,994            0.1%
     Allianz Malaysia Bhd..............     28,800     112,987            0.0%
     Amcorp Properties Bhd.............    170,900      48,602            0.0%
 #   AMMB Holdings Bhd................. 23,966,062  49,412,879            0.3%
     Ann Joo Resources Bhd.............  2,973,600   1,086,646            0.0%
     APM Automotive Holdings Bhd.......    745,300   1,268,630            0.0%
     Batu Kawan Bhd....................  2,080,750  11,667,370            0.1%
     Benalec Holdings Bhd..............  7,424,100   1,952,505            0.0%
     Berjaya Assets Bhd................    355,600      95,172            0.0%
     Berjaya Corp. Bhd................. 47,160,480   7,312,703            0.1%
     Berjaya Land Bhd.................. 13,220,000   3,377,516            0.0%
 #   BIMB Holdings Bhd.................  4,277,645   5,559,055            0.0%
     BLD Plantation Bhd................      6,600      15,995            0.0%
 #   Boustead Holdings Bhd.............  7,087,998  10,884,672            0.1%
     Boustead Plantations Bhd..........  1,491,900     689,248            0.0%
     Cahya Mata Sarawak Bhd............  6,930,600   9,133,548            0.1%
     Can-One Bhd.......................    401,400     296,617            0.0%
     CB Industrial Product Holding Bhd.  2,014,000   1,475,470            0.0%
     Chin Teck Plantations Bhd.........    309,100     909,657            0.0%
     Coastal Contracts Bhd.............  2,058,800   2,501,656            0.0%
     Crescendo Corp. Bhd...............    236,300     201,234            0.0%
     CSC Steel Holdings Bhd............  2,503,800     844,415            0.0%
 *   Datuk Keramik Holdings Bhd........    127,000          --            0.0%
 *   Daya Materials Bhd................ 12,215,000     911,818            0.0%
     DRB-Hicom Bhd..................... 18,941,300  12,266,096            0.1%
     Eastern & Oriental Bhd............ 13,567,015  11,554,316            0.1%
 *   ECM Libra Financial Group Bhd.....  2,242,050     688,619            0.0%
     Engtex Group Bhd..................    311,800     184,024            0.0%
 *   Evergreen Fibreboard Bhd..........  1,568,626     255,139            0.0%
     Eversendai Corp. Bhd..............  1,374,000     337,809            0.0%
     Faber Group Bhd...................  3,758,800   3,707,429            0.0%
     FAR East Holdings Bhd.............    403,800     994,714            0.0%
     Fima Corp. BHD....................     21,000      17,431            0.0%
 *   Fountain View Development Bhd.....  2,573,200          --            0.0%
     Genting Bhd.......................  8,221,800  24,374,874            0.1%
 #   Genting Malaysia Bhd.............. 32,607,600  42,642,721            0.2%
     George Kent Malaysia BHD..........     84,533      37,329            0.0%
     Glomac Bhd........................  7,416,300   2,501,915            0.0%
 *   Goldis Bhd........................  3,227,495   2,502,714            0.0%
     GuocoLand Malaysia Bhd............  2,580,700   1,233,424            0.0%
 #   HAP Seng Consolidated Bhd......... 14,265,500  19,091,778            0.1%
     Hap Seng Plantations Holdings Bhd.  3,806,300   2,996,658            0.0%
     Hiap Teck Venture Bhd.............  1,476,900     332,636            0.0%
     Hong Leong Financial Group Bhd....  2,590,151  14,252,146            0.1%
     Hong Leong Industries Bhd.........  1,257,300   1,829,065            0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                 Percentage
                                          Shares     Value++   of Net Assets**
                                          ------     -------   ---------------
  MALAYSIA -- (Continued)
      Hua Yang Bhd.....................  1,457,933 $ 1,027,906            0.0%
  *   Hubline Bhd......................  1,920,150      23,351            0.0%
  *   Hume Industries Bhd..............  1,357,884   1,650,459            0.0%
      Hwang Capital Malaysia Bhd.......    893,700     524,236            0.0%
      IGB Corp. Bhd.................... 15,137,390  13,257,114            0.1%
  #   IJM Corp. Bhd.................... 24,123,559  50,719,569            0.3%
      IJM Land Bhd.....................  7,201,400   7,526,807            0.1%
      IJM Plantations Bhd..............    286,700     312,969            0.0%
      Integrax Bhd.....................    974,800     643,357            0.0%
      Iris Corp. Bhd................... 21,684,200   2,341,887            0.0%
  *   Iskandar Waterfront City Bhd.....  1,432,000     649,369            0.0%
  *   JAKS Resources Bhd...............  9,634,600   1,918,218            0.0%
  #   Jaya Tiasa Holdings Bhd..........  5,891,833   3,800,509            0.0%
  #   JCY International Bhd............ 10,030,900   1,754,310            0.0%
  *   K&N Kenanga Holdings Bhd.........  2,403,787     475,275            0.0%
  *   Karambunai Corp. Bhd............. 14,822,700     383,847            0.0%
      Keck Seng Malaysia Bhd...........  2,515,500   4,628,936            0.0%
      Kian JOO CAN Factory Bhd.........  4,777,380   4,197,789            0.0%
  *   KIG Glass Industrial Bhd.........    260,000          --            0.0%
      Kim Loong Resources Bhd..........    499,100     428,008            0.0%
      Kimlun Corp. Bhd.................    815,300     346,998            0.0%
  *   Kinsteel Bhd.....................  1,544,300     105,813            0.0%
      KLCCP Stapled Group..............  4,501,700   9,415,216            0.1%
  *   KNM Group Bhd.................... 25,662,325   6,279,029            0.1%
  *   Kretam Holdings Bhd..............  4,212,000     659,365            0.0%
  *   KSL Holdings Bhd.................  3,006,866   4,135,294            0.0%
  *   KUB Malaysia Bhd.................  5,684,400     873,319            0.0%
  #*  Kulim Malaysia Bhd...............  8,993,100   9,344,624            0.1%
      Kumpulan Fima Bhd................  2,385,600   1,508,901            0.0%
      Kumpulan Perangsang Selangor Bhd.  4,262,300   2,048,157            0.0%
      Kwantas Corp. Bhd................    288,400     175,421            0.0%
      Land & General Bhd............... 10,793,700   1,871,588            0.0%
  *   Landmarks Bhd....................  2,394,908     881,583            0.0%
      LBS Bina Group Bhd...............  3,436,600   1,724,548            0.0%
      Lion Diversified Holdings Bhd....    133,800       5,285            0.0%
      Lion Industries Corp. Bhd........  7,081,781   1,313,126            0.0%
      Magnum Bhd.......................  4,749,700   4,317,592            0.0%
  #   Mah Sing Group Bhd...............  7,769,639   5,621,787            0.0%
      Malayan Flour Mills Bhd..........  2,908,550   1,654,508            0.0%
  #   Malaysia Airports Holdings Bhd...  3,811,709   8,367,942            0.1%
  #*  Malaysian Airline System Bhd..... 33,302,700   2,583,897            0.0%
      Malaysian Bulk Carriers Bhd......  5,353,325   2,540,070            0.0%
      Malaysian Pacific Industries Bhd.  1,334,375   2,142,318            0.0%
      Malaysian Resources Corp. Bhd.... 17,714,900   8,510,767            0.1%
      Malton Bhd.......................  3,244,800   1,046,813            0.0%
  #   MBM Resources Bhd................  2,579,603   2,243,610            0.0%
  #   Media Prima Bhd..................  3,134,400   1,867,826            0.0%
      Mega First Corp. Bhd.............  1,329,300   1,047,185            0.0%
      MISC Bhd......................... 11,521,104  24,036,443            0.1%
      MK Land Holdings BHD.............  9,948,400   1,437,660            0.0%
      MKH Bhd..........................  2,839,370   2,899,558            0.0%
  #   MMC Corp. Bhd.................... 14,882,980  11,948,627            0.1%
      MNRB Holdings Bhd................  1,754,000   2,352,929            0.0%
      Muda Holdings Bhd................    148,500      77,460            0.0%
  #   Mudajaya Group Bhd...............  4,170,600   2,637,446            0.0%
      Muhibbah Engineering M Bhd.......  2,901,900   2,558,330            0.0%
  *   Mulpha International Bhd......... 26,458,400   3,420,057            0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                          Percentage
                                                   Shares     Value++   of Net Assets**
                                                   ------     -------   ---------------
MALAYSIA -- (Continued)
    Naim Holdings Bhd...........................  3,201,500 $ 3,325,743            0.0%
    NCB Holdings Bhd............................  2,451,500   1,796,182            0.0%
    Negri Sembilan Oil Palms Bhd................    167,600     278,602            0.0%
    Oriental Holdings Bhd.......................  3,676,979   8,169,340            0.1%
#   OSK Holdings Bhd............................  7,316,171   4,989,242            0.0%
    Pacific & Orient Bhd........................    334,330     141,316            0.0%
    Panasonic Manufacturing Malaysia Bhd........    382,080   2,207,225            0.0%
    Pantech Group Holdings Bhd..................  3,315,700     981,405            0.0%
*   Paracorp Bhd................................    252,000          --            0.0%
    Paramount Corp. Bhd.........................  1,660,525     757,636            0.0%
#*  Parkson Holdings Bhd........................  4,970,167   3,809,723            0.0%
#*  Perdana Petroleum Bhd.......................  1,430,980     704,835            0.0%
    Pie Industrial Bhd..........................    388,320     790,959            0.0%
    PJ Development Holdings Bhd.................  4,756,000   2,271,246            0.0%
    Pos Malaysia Bhd............................    730,617   1,122,118            0.0%
#   PPB Group Bhd...............................  8,407,766  40,436,918            0.2%
    Press Metal Bhd.............................  2,916,981   5,867,081            0.0%
*   Prime Utilities Bhd.........................     39,000          --            0.0%
    Protasco Bhd................................  2,982,500   1,388,504            0.0%
    RCE Capital Bhd.............................  4,412,200     449,505            0.0%
#   RHB Capital Bhd............................. 12,740,882  34,081,337            0.2%
*   Rimbunan Sawit Bhd..........................  6,262,800   1,266,958            0.0%
    Salcon Bhd..................................  2,051,700     461,755            0.0%
    Sarawak Oil Palms Bhd.......................    469,120     820,245            0.0%
    Sarawak Plantation Bhd......................     99,200      71,492            0.0%
*   Scomi Group Bhd............................. 25,227,900   2,677,935            0.0%
*   Seal, Inc. BHD..............................  1,382,600     425,068            0.0%
    Selangor Dredging Bhd.......................  1,352,800     448,282            0.0%
    Selangor Properties Bhd.....................     75,300     134,247            0.0%
    Shangri-La Hotels Malaysia Bhd..............    734,700   1,574,993            0.0%
*   Shell Refining Co. Federation of Malaya Bhd.    187,300     326,980            0.0%
*   Shin Yang Shipping Corp. Bhd................    101,800      15,646            0.0%
    SHL Consolidated Bhd........................    693,700     729,933            0.0%
#   SP Setia Bhd Group..........................  3,338,566   3,337,454            0.0%
#   Star Publications Malaysia Bhd..............  1,536,800   1,205,424            0.0%
    Subur Tiasa Holdings Bhd....................    128,230      83,736            0.0%
#   Sunway Bhd.................................. 12,563,126  13,181,965            0.1%
#   Supermax Corp. Bhd..........................  8,524,500   6,042,317            0.1%
    Suria Capital Holdings Bhd..................    824,400     652,074            0.0%
    Symphony Life Bhd...........................  2,082,010     665,394            0.0%
    Ta Ann Holdings Bhd.........................  1,742,122   2,039,228            0.0%
    TA Enterprise Bhd........................... 20,749,900   5,491,133            0.0%
    TA Global Bhd............................... 14,965,380   1,593,640            0.0%
    TAHPS Group Bhd.............................     27,000      64,848            0.0%
*   Talam Transform Bhd.........................  3,183,850     101,853            0.0%
    Taliworks Corp. Bhd.........................    123,500      74,354            0.0%
    TAN Chong Motor Holdings Bhd................  4,711,900   5,930,605            0.1%
*   Tanjung Offshore Bhd........................  4,295,000     597,985            0.0%
    TDM Bhd..................................... 14,109,900   3,969,848            0.0%
#   TH Plantations Bhd..........................    804,100     413,364            0.0%
#*  Time dotCom Bhd.............................  5,476,280   8,623,615            0.1%
    Tiong NAM Logistics Holdings................    488,600     164,960            0.0%
    Tropicana Corp. Bhd.........................  7,288,100   2,902,894            0.0%
#   UEM Sunrise Bhd.............................  7,403,745   4,232,630            0.0%
    Unisem M Bhd................................  9,014,700   4,631,655            0.0%
    United Malacca Bhd..........................    960,500   1,992,142            0.0%
    United Plantations Bhd......................    406,000   3,160,554            0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                       Percentage
                                                               Shares     Value++    of Net Assets**
                                                               ------     -------    ---------------
MALAYSIA -- (Continued)
    United U-Li Corp. BHD...................................    246,200 $    128,894            0.0%
#   UOA Development Bhd.....................................  5,317,800    3,424,953            0.0%
    VS Industry Bhd.........................................  1,694,093    1,278,153            0.0%
    Wah Seong Corp. Bhd.....................................  5,837,943    2,944,096            0.0%
#   WCT Holdings Bhd........................................ 13,676,405    9,032,415            0.1%
    Wing Tai Malaysia Bhd...................................  1,952,900    1,187,064            0.0%
    WTK Holdings Bhd........................................  6,575,950    2,480,502            0.0%
    YNH Property Bhd........................................  5,332,666    3,355,454            0.0%
#   YTL Corp. Bhd........................................... 90,103,550   45,482,563            0.3%
*   YTL Land & Development Bhd..............................  3,544,900      986,335            0.0%
                                                                        ------------            ----
TOTAL MALAYSIA..............................................             801,617,645            4.2%
                                                                        ------------            ----

MEXICO -- (7.0%)
    Alfa S.A.B. de C.V. Class A............................. 45,897,748  146,525,141            0.8%
#   Alpek S.A.B. de C.V.....................................  2,066,544    3,637,025            0.0%
    Arca Continental S.A.B. de C.V..........................  3,202,022   20,615,636            0.1%
#*  Axtel S.A.B. de C.V..................................... 12,529,535    3,340,279            0.0%
#*  Bio Pappel S.A.B. de C.V................................    400,207      793,504            0.0%
    Bolsa Mexicana de Valores S.A.B. de C.V.................    133,063      279,737            0.0%
*   Cemex S.A.B. de C.V.....................................    115,602      142,504            0.0%
#*  Cemex S.A.B. de C.V. Sponsored ADR...................... 17,909,306  220,284,464            1.2%
#   Cia Minera Autlan S.A.B. de C.V. Series B...............  1,212,118    1,367,275            0.0%
    Coca-Cola Femsa S.A.B. de C.V. Series L.................     43,263      458,163            0.0%
#   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR............      8,632      913,266            0.0%
*   Consorcio ARA S.A.B. de C.V. Series *................... 11,673,397    5,322,540            0.0%
#   Controladora Comercial Mexicana S.A.B. de C.V...........  6,169,415   24,405,067            0.1%
    Corp. Actinver S.A.B. de C.V............................    105,133      127,725            0.0%
#*  Corp. GEO S.A.B. de C.V. Series B.......................  9,461,653       72,145            0.0%
*   Corp. Interamericana de Entretenimiento S.A.B. de C.V.
     Class B................................................  1,560,786    1,037,337            0.0%
#*  Desarrolladora Homex S.A.B. de C.V......................  3,011,482      501,914            0.0%
*   Dine S.A.B. de C.V......................................  1,027,267      550,012            0.0%
    El Puerto de Liverpool S.A.B. de C.V. Series 1..........      8,870      102,096            0.0%
*   Empaques Ponderosa S.A. de C.V..........................     90,000           --            0.0%
#*  Empresas ICA S.A.B. de C.V..............................  5,933,458   10,552,776            0.1%
#*  Empresas ICA S.A.B. de C.V. Sponsored ADR...............  1,026,006    7,315,423            0.1%
#   Fomento Economico Mexicano S.A.B. de C.V................  2,517,554   24,253,395            0.1%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR....................................................  2,578,915  248,194,779            1.3%
#*  Gruma S.A.B. de C.V. Class B............................  3,179,507   34,927,650            0.2%
*   Gruma S.A.B. de C.V. Sponsored ADR......................     12,449      547,507            0.0%
#*  Grupo Aeromexico S.A.B. de C.V..........................  1,011,933    1,583,323            0.0%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V......    900,748    4,468,205            0.0%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR.     40,450    1,601,820            0.0%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR.....    634,177   43,219,162            0.2%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B.  1,204,121    8,223,745            0.1%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR......    271,607   36,580,031            0.2%
#   Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B..  1,203,482   16,225,167            0.1%
    Grupo Carso S.A.B. de C.V. Series A1....................  9,891,983   56,224,441            0.3%
    Grupo Cementos de Chihuahua S.A.B. de C.V...............  2,795,746    7,264,320            0.1%
#   Grupo Comercial Chedraui S.A. de C.V....................  1,656,252    5,743,764            0.0%
#   Grupo Elektra S.A.B. de C.V.............................    159,712    6,072,406            0.0%
*   Grupo Famsa S.A.B. de C.V. Class A......................  2,627,924    2,732,085            0.0%
    Grupo Financiero Banorte S.A.B. de C.V.................. 23,817,280  152,635,757            0.8%
#   Grupo Financiero Inbursa S.A.B. de C.V.................. 17,926,156   54,086,306            0.3%
    Grupo Financiero Interacciones S.A. de C.V..............    167,007    1,363,836            0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           Percentage
                                                                Shares       Value++     of Net Assets**
                                                                ------       -------     ---------------
MEXICO -- (Continued)
#   Grupo Financiero Santander Mexico S.A.B. de C.V. Class B.   2,550,559 $    6,799,597            0.0%
    Grupo Financiero Santander Mexico S.A.B. de C.V.
     Class B ADR.............................................   1,699,969     22,609,588            0.1%
    Grupo Gigante S.A.B. de C.V. Series*.....................     471,076      1,416,770            0.0%
#   Grupo Herdez S.A.B. de C.V. Series*......................      11,907         30,594            0.0%
    Grupo Industrial Maseca S.A.B. de C.V. Class B...........   2,756,800      4,299,103            0.0%
#   Grupo Industrial Saltillo S.A.B. de C.V..................   1,342,969      3,389,772            0.0%
    Grupo KUO S.A.B. de C.V. Series B........................   2,069,860      4,520,530            0.0%
#   Grupo Mexico S.A.B. de C.V. Series B.....................  19,995,903     68,824,662            0.4%
*   Grupo Pochteca S.A.B. de C.V.............................      67,810         74,728            0.0%
*   Grupo Posadas S.A.B. de C.V..............................     355,600        620,559            0.0%
*   Grupo Qumma S.A. de C.V. Series B........................       5,301             --            0.0%
#   Grupo Sanborns S.A.B. de C.V.............................     428,226        683,699            0.0%
*   Grupo Simec S.A.B. de C.V. Series B......................   1,687,533      7,441,248            0.1%
*   Grupo Simec S.A.B. de C.V. Sponsored ADR.................       2,893         37,522            0.0%
*   Grupo Sports World S.A.B. de C.V.........................     186,914        353,945            0.0%
    Industrias Bachoco S.A.B. de C.V. ADR....................      22,094      1,351,048            0.0%
#   Industrias Bachoco S.A.B. de C.V. Series B...............   1,158,985      5,892,933            0.0%
*   Industrias CH S.A.B. de C.V. Series B....................   3,177,774     17,410,650            0.1%
*   Inmuebles Carso S.A.B. de C.V............................  10,212,591     11,186,167            0.1%
    Medica Sur S.A.B. de C.V. Series B.......................       1,000          4,225            0.0%
    Megacable Holdings S.A.B. de C.V.........................     136,044        622,926            0.0%
#   Mexichem S.A.B. de C.V...................................   1,899,765      7,770,467            0.1%
*   Minera Frisco S.A.B. de C.V..............................   7,889,371     13,943,528            0.1%
#*  OHL Mexico S.A.B. de C.V.................................   8,609,693     24,161,166            0.1%
#   Organizacion Cultiba S.A.B. de C.V.......................     116,984        184,603            0.0%
#   Organizacion Soriana S.A.B. de C.V. Class B..............  14,962,271     49,010,361            0.3%
    Qualitas Controladora S.A.B. de C.V......................   1,781,503      4,630,287            0.0%
*   Sanluis Corp. S.A.B. de C.V..............................      10,800         38,256            0.0%
*   Savia SA Class A.........................................   3,457,285             --            0.0%
#   TV Azteca S.A.B. de C.V..................................   8,999,861      4,705,023            0.0%
#*  Urbi Desarrollos Urbanos S.A.B. de C.V...................   9,102,158          2,731            0.0%
*   Vitro S.A.B. de C.V. Series A............................   1,544,127      3,962,872            0.0%
                                                                          --------------            ----
TOTAL MEXICO.................................................              1,420,271,288            7.5%
                                                                          --------------            ----

PHILIPPINES -- (1.1%)
    A Soriano Corp...........................................  17,939,100      2,815,241            0.0%
    Alliance Global Group, Inc...............................  19,508,506     10,994,752            0.1%
    Alsons Consolidated Resources, Inc.......................  21,091,000        911,989            0.0%
    Atlas Consolidated Mining & Development..................   3,844,600      1,026,699            0.0%
    BDO Unibank, Inc.........................................  11,071,205     24,165,961            0.1%
    Cebu Air, Inc............................................     978,720      1,603,388            0.0%
    Cebu Holdings, Inc.......................................   4,186,650        480,933            0.0%
    Century Properties Group, Inc............................  25,064,959        603,857            0.0%
    China Banking Corp.......................................     446,716        488,764            0.0%
*   East West Banking Corp...................................      40,700         23,492            0.0%
    EEI Corp.................................................     104,600         26,079            0.0%
*   Empire East Land Holdings, Inc...........................  35,302,000        692,209            0.0%
*   Export & Industry Bank, Inc. Class A.....................      14,950             --            0.0%
    Filinvest Development Corp...............................     142,800         14,447            0.0%
    Filinvest Land, Inc...................................... 194,080,031      6,663,564            0.0%
    First Philippine Holdings Corp...........................   4,524,200      8,768,537            0.1%
*   Fwbc Holdings, Inc.......................................   5,471,786             --            0.0%
    JG Summit Holdings, Inc..................................   5,472,130      7,776,320            0.0%
    Lopez Holdings Corp......................................  33,181,300      4,916,144            0.0%
    LT Group, Inc............................................   5,440,700      1,725,814            0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                          Percentage
                                                 Shares      Value++    of Net Assets**
                                                 ------      -------    ---------------
PHILIPPINES -- (Continued)
    Megaworld Corp............................ 201,002,600 $ 22,212,908            0.1%
    Metropolitan Bank & Trust Co..............   9,876,072   18,157,239            0.1%
*   Mondragon International Philippines, Inc..   2,464,000           --            0.0%
    Petron Corp...............................   9,138,000    2,404,554            0.0%
*   Philippine National Bank..................   4,995,673    9,407,327            0.1%
*   Philippine National Construction Corp.....     398,900        8,169            0.0%
    Philippine Savings Bank...................   1,232,313    3,083,701            0.0%
*   Philippine Townships, Inc.................     226,200           --            0.0%
*   Philtown Properties, Inc..................       6,701           --            0.0%
    Phinma Corp...............................   1,649,098      379,099            0.0%
    Phoenix Petroleum Philippines, Inc........     507,600       46,122            0.0%
    Rizal Commercial Banking Corp.............   4,764,548    5,628,765            0.0%
    Robinsons Land Corp.......................  29,534,650   16,156,447            0.1%
    San Miguel Corp...........................   6,306,246   10,196,797            0.1%
    San Miguel Pure Foods Co., Inc............      57,070      293,174            0.0%
    Security Bank Corp........................   1,566,924    5,017,932            0.0%
*   Top Frontier Investment Holdings, Inc.....     628,532    1,538,432            0.0%
    Trans-Asia Oil & Energy Development Corp..  26,322,000    1,408,751            0.0%
    Union Bank of the Philippines.............   2,674,824    7,014,424            0.0%
    Universal Robina Corp.....................   6,792,445   28,135,738            0.2%
    Vista Land & Lifescapes, Inc..............  66,092,468    9,058,486            0.1%
                                                           ------------            ----
TOTAL PHILIPPINES.............................              213,846,255            1.1%
                                                           ------------            ----

POLAND -- (1.8%)
*   Agora SA..................................     648,585    1,548,697            0.0%
    Asseco Poland SA..........................   1,339,607   19,885,985            0.1%
    Bank Millennium SA........................   5,296,167   13,134,516            0.1%
#*  Bioton SA.................................      45,398       56,640            0.0%
    Ciech SA..................................     533,502    6,440,714            0.0%
    ComArch SA................................       2,787       78,946            0.0%
    Dom Development SA........................      26,265      352,418            0.0%
    Enea SA...................................   1,967,093    9,352,679            0.1%
    Firma Oponiarska Debica SA................     102,634    3,303,567            0.0%
*   Getin Holding SA..........................   3,221,895    2,335,101            0.0%
*   Getin Noble Bank SA.......................   3,420,648    2,643,211            0.0%
    Grupa Azoty SA............................     139,708    2,601,087            0.0%
    Grupa Kety SA.............................     112,990    9,334,790            0.1%
*   Grupa Lotos SA............................   1,304,475   10,077,350            0.1%
#*  Hawe SA...................................     952,876      665,652            0.0%
*   Impexmetal SA.............................   5,570,319    4,465,753            0.0%
#*  Jastrzebska Spolka Weglowa SA.............     264,783    2,275,440            0.0%
*   Kernel Holding SA.........................     239,703    1,893,109            0.0%
    KGHM Polska Miedz SA......................   1,534,468   59,181,890            0.3%
*   Kopex SA..................................     555,501    1,880,758            0.0%
*   LC Corp. SA...............................   1,454,689      781,557            0.0%
    Lentex SA.................................      17,702       44,601            0.0%
    Lubelski Wegiel Bogdanka SA...............       3,618      120,099            0.0%
*   MCI Management SA.........................      34,614      103,678            0.0%
#   Netia SA..................................   4,404,675    7,283,222            0.0%
    Orbis SA..................................     538,910    5,877,303            0.0%
    Pelion SA.................................      10,134      218,320            0.0%
    PGE SA....................................  14,453,314   94,828,904            0.5%
*   Polski Koncern Miesny Duda SA.............     131,391      275,240            0.0%
#   Polski Koncern Naftowy Orlen SA...........   5,710,498   71,142,520            0.4%
    Rawlplug SA...............................     110,853      256,126            0.0%
*   Rovese SA.................................   1,435,338      626,023            0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                            Percentage
                                                    Shares     Value++    of Net Assets**
                                                    ------     -------    ---------------
POLAND -- (Continued)
*   Sygnity SA...................................    194,766 $    956,790            0.0%
    Synthos SA...................................  3,710,169    4,610,670            0.0%
    Tauron Polska Energia SA..................... 17,586,207   27,466,630            0.2%
#*  Trakcja SA...................................  4,995,606    1,648,898            0.0%
                                                             ------------            ----
TOTAL POLAND.....................................             367,748,884            1.9%
                                                             ------------            ----

RUSSIA -- (2.4%)
*   AFI Development P.L.C. GDR...................     31,828       20,670            0.0%
    Gazprom OAO Sponsored ADR.................... 67,242,144  445,533,804            2.4%
    Lukoil OAO Sponsored ADR.....................    475,571   23,312,171            0.1%
*   Magnitogorsk Iron & Steel Works OJSC GDR.....  1,929,398    5,487,163            0.0%
*   Mechel Sponsored ADR.........................    456,334      410,701            0.0%
    RusHydro JSC ADR.............................  8,655,901   14,472,831            0.1%
    VTB Bank OJSC GDR............................  1,933,866    3,663,063            0.0%
                                                             ------------            ----
TOTAL RUSSIA.....................................             492,900,403            2.6%
                                                             ------------            ----

SOUTH AFRICA -- (7.0%)
    Adcorp Holdings, Ltd.........................    611,683    1,885,904            0.0%
    Aeci, Ltd....................................  1,156,888   12,972,035            0.1%
#   African Bank Investments, Ltd................  9,264,952      260,399            0.0%
    African Oxygen, Ltd..........................     45,466       79,953            0.0%
    African Rainbow Minerals, Ltd................  1,995,186   24,612,752            0.1%
    Allied Electronics Corp., Ltd................    563,821    1,061,097            0.0%
*   Anglo American Platinum, Ltd.................    139,466    4,406,791            0.0%
*   AngloGold Ashanti, Ltd.......................  1,306,671   10,919,755            0.1%
#*  AngloGold Ashanti, Ltd. Sponsored ADR........  4,786,464   39,584,057            0.2%
*   ArcelorMittal South Africa, Ltd..............  2,376,535    7,038,251            0.0%
    Astral Foods, Ltd............................        498        6,846            0.0%
#*  Aveng, Ltd...................................  7,760,862   14,266,604            0.1%
    Barclays Africa Group, Ltd...................  6,214,975   98,223,014            0.5%
    Barloworld, Ltd..............................  4,235,000   36,791,598            0.2%
*   Basil Read Holdings, Ltd.....................    539,771      239,597            0.0%
*   Bell Equipment, Ltd..........................     54,867       68,039            0.0%
    Blue Label Telecoms, Ltd.....................  4,802,245    4,245,564            0.0%
*   Brait SE.....................................  1,699,653   12,775,748            0.1%
    Business Connexion Group, Ltd................  1,823,337    1,054,601            0.0%
    Caxton and CTP Publishers and Printers, Ltd..  3,246,716    4,384,146            0.0%
#   Clover Industries, Ltd.......................    691,007    1,236,825            0.0%
*   Consolidated Infrastructure Group, Ltd.......     67,591      195,727            0.0%
*   Corpgro, Ltd.................................    579,166           --            0.0%
    Datacentrix Holdings, Ltd....................    188,927       66,618            0.0%
#   DataTec, Ltd.................................  3,120,053   15,706,564            0.1%
    Distell Group, Ltd...........................    191,339    2,314,532            0.0%
    Distribution and Warehousing Network, Ltd....    250,120      167,916            0.0%
    DRDGOLD, Ltd.................................  6,340,068    1,764,202            0.0%
#   DRDGOLD, Ltd. Sponsored ADR..................     13,664       37,166            0.0%
*   Eqstra Holdings, Ltd.........................  2,414,077    1,133,745            0.0%
*   Evraz Highveld Steel and Vanadium, Ltd.......    125,156       45,840            0.0%
#   Exxaro Resources, Ltd........................  1,301,270   13,591,154            0.1%
    Gold Fields, Ltd.............................  2,508,385    8,133,798            0.1%
    Gold Fields, Ltd. Sponsored ADR.............. 12,552,563   40,042,676            0.2%
    Grand Parade Investments, Ltd................      5,685        3,666            0.0%
    Grindrod, Ltd................................  7,679,217   15,744,327            0.1%
    Group Five, Ltd..............................  1,340,015    4,583,130            0.0%
*   Harmony Gold Mining Co., Ltd.................  1,976,449    3,192,740            0.0%
#*  Harmony Gold Mining Co., Ltd. Sponsored ADR..  1,691,066    2,739,527            0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                        Percentage
                                              Shares      Value++     of Net Assets**
                                              ------      -------     ---------------
SOUTH AFRICA -- (Continued)
    Hudaco Industries, Ltd.................     61,406 $      539,741            0.0%
*   Hulamin, Ltd...........................  1,532,017        948,280            0.0%
    Iliad Africa, Ltd......................    205,951        128,904            0.0%
    Illovo Sugar, Ltd......................    460,291      1,102,701            0.0%
*   Impala Platinum Holdings, Ltd..........  6,007,845     43,819,157            0.2%
    Imperial Holdings, Ltd.................    378,957      6,532,644            0.0%
    Investec, Ltd..........................  4,500,877     41,068,801            0.2%
*   JCI, Ltd............................... 10,677,339             --            0.0%
#*  JD Group, Ltd..........................  2,681,862      6,000,274            0.0%
    KAP Industrial Holdings, Ltd...........     84,438         34,236            0.0%
#   Lewis Group, Ltd.......................  1,877,963     11,306,017            0.1%
    Liberty Holdings, Ltd..................  1,540,959     17,832,053            0.1%
    Mediclinic International, Ltd..........    791,668      7,077,421            0.0%
    Merafe Resources, Ltd.................. 21,718,286      2,008,270            0.0%
    Metair Investments, Ltd................    914,331      3,109,454            0.0%
    MMI Holdings, Ltd...................... 18,733,145     47,885,107            0.3%
    Mondi, Ltd.............................  1,809,963     30,310,003            0.2%
    Mpact, Ltd.............................  2,306,948      7,440,959            0.0%
    Murray & Roberts Holdings, Ltd.........  5,156,966     10,593,568            0.1%
    Mustek, Ltd............................     48,438         34,304            0.0%
#   Nedbank Group, Ltd.....................  3,800,421     82,877,562            0.4%
*   Northam Platinum, Ltd..................  3,052,518      9,432,751            0.1%
    Omnia Holdings, Ltd....................    372,219      7,429,512            0.0%
    Peregrine Holdings, Ltd................  1,784,904      3,722,791            0.0%
    Petmin, Ltd............................  1,417,358        212,110            0.0%
    Pinnacle Holdings, Ltd.................     25,493         28,133            0.0%
    PSG Group, Ltd.........................    522,671      5,452,781            0.0%
    Raubex Group, Ltd......................  1,346,073      2,718,465            0.0%
    RCL Foods, Ltd.........................     31,832         46,097            0.0%
    Reunert, Ltd...........................     34,540        182,297            0.0%
*   Royal Bafokeng Platinum, Ltd...........    328,832      1,744,842            0.0%
    Sanlam, Ltd............................ 19,211,956    121,401,118            0.7%
*   Sappi, Ltd.............................  9,020,020     35,725,072            0.2%
*   Sappi, Ltd. Sponsored ADR..............    695,410      2,705,145            0.0%
    Sasol, Ltd.............................     51,727      2,582,998            0.0%
    Sasol, Ltd. Sponsored ADR..............    642,389     32,241,504            0.2%
    Sibanye Gold, Ltd......................  1,076,244      2,027,840            0.0%
#   Sibanye Gold, Ltd. Sponsored ADR.......  2,972,246     21,846,008            0.1%
    Standard Bank Group, Ltd............... 19,894,413    250,525,816            1.3%
*   Stefanutti Stocks Holdings, Ltd........    526,548        319,659            0.0%
#   Steinhoff International Holdings, Ltd.. 27,917,185    142,824,599            0.8%
*   Super Group, Ltd.......................  3,472,240      9,942,514            0.1%
*   Telkom SA SOC, Ltd.....................  4,862,960     25,842,349            0.1%
    Times Media Group, Ltd.................    253,556        448,563            0.0%
    Tongaat Hulett, Ltd....................    793,865     10,475,435            0.1%
    Trencor, Ltd...........................  1,278,035      7,707,574            0.1%
    Value Group, Ltd.......................    628,611        250,314            0.0%
    Wilson Bayly Holmes-Ovcon, Ltd.........     82,235        969,167            0.0%
    Zeder Investments, Ltd.................  1,938,581      1,019,965            0.0%
                                                       --------------            ----
TOTAL SOUTH AFRICA.........................             1,406,051,779            7.4%
                                                       --------------            ----

SOUTH KOREA -- (13.9%)
    Aekyung Petrochemical Co., Ltd.........      4,345        298,483            0.0%
#   Agabang&Company........................     45,115        348,907            0.0%
#   AK Holdings, Inc.......................     12,532        835,055            0.0%
#*  Amotech Co., Ltd.......................     26,533        219,450            0.0%
    Asia Cement Co., Ltd...................     25,169      2,565,644            0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                Percentage
                                                         Shares     Value++   of Net Assets**
                                                         ------     -------   ---------------
SOUTH KOREA -- (Continued)
#   ASIA Holdings Co., Ltd.............................    12,413 $ 1,722,906            0.0%
    Asia Paper Manufacturing Co., Ltd..................    43,695   1,210,115            0.0%
    AtlasBX Co., Ltd...................................     1,295      47,260            0.0%
#*  AUK Corp...........................................   617,090     929,383            0.0%
*   BH Co., Ltd........................................     2,155      12,574            0.0%
    Bookook Securities Co., Ltd........................    28,655     398,802            0.0%
    BS Financial Group, Inc............................ 2,042,369  31,780,595            0.2%
    BYC Co., Ltd.......................................       810     215,252            0.0%
#   Byucksan Corp......................................    10,100      59,963            0.0%
    CammSys Corp.......................................    13,509      19,379            0.0%
#*  Capro Corp.........................................    79,730     210,083            0.0%
#*  Celltrion Pharm, Inc...............................     7,951      69,475            0.0%
    Chemtronics Co., Ltd...............................     2,276      17,474            0.0%
#*  China Great Star International, Ltd................   436,461     950,447            0.0%
#*  China Ocean Resources Co., Ltd..................... 1,049,067   1,302,600            0.0%
    Chokwang Paint, Ltd................................     4,194      33,720            0.0%
    Chongkundang Holdings Corp.........................       317      23,355            0.0%
    Chosun Refractories Co., Ltd.......................     9,371   1,166,647            0.0%
    CJ Corp............................................    78,730  12,789,939            0.1%
#*  CJ Korea Express Co., Ltd..........................    71,498  12,913,603            0.1%
    CKD Bio Corp.......................................    20,570     459,090            0.0%
#*  Cosmochemical Co., Ltd.............................   115,498     551,844            0.0%
#   Dae Dong Industrial Co., Ltd.......................   145,130   1,408,177            0.0%
    Dae Han Flour Mills Co., Ltd.......................    14,630   2,710,946            0.0%
    Dae Won Kang Up Co., Ltd...........................   245,096   1,471,028            0.0%
#*  Dae Young Packaging Co., Ltd....................... 1,121,470     935,636            0.0%
#   Dae-Il Corp........................................    98,982     604,720            0.0%
#*  Daechang Co., Ltd..................................   543,933     408,713            0.0%
    Daeduck Electronics Co.............................   107,940     914,248            0.0%
    Daeduck GDS Co., Ltd...............................   281,480   2,793,929            0.0%
    Daegu Department Store.............................    71,060   1,015,563            0.0%
#   Daehan Steel Co., Ltd..............................   185,508   1,077,580            0.0%
    Daekyo Co., Ltd....................................   521,770   3,634,528            0.0%
#   Daelim Industrial Co., Ltd.........................   421,284  27,905,873            0.2%
#   Daesang Holdings Co., Ltd..........................    68,454   1,334,674            0.0%
#   Daesung Holdings Co., Ltd..........................    42,463     488,813            0.0%
#*  Daewoo Engineering & Construction Co., Ltd.........   781,987   4,794,808            0.0%
*   Daewoo Securities Co., Ltd......................... 2,587,642  27,158,624            0.2%
#   Daewoo Shipbuilding & Marine Engineering Co., Ltd..   756,637  12,936,558            0.1%
    Daewoong Co., Ltd..................................     4,688     225,761            0.0%
*   Dahaam E-Tec Co., Ltd..............................     3,535      11,163            0.0%
    Daishin Securities Co., Ltd........................   611,785   5,871,682            0.0%
#   Daou Data Corp.....................................   138,807     719,150            0.0%
    Daou Technology, Inc...............................   396,164   4,123,526            0.0%
#*  Dasan Networks, Inc................................   188,632   1,089,284            0.0%
#   DGB Financial Group, Inc........................... 1,388,192  19,795,833            0.1%
#*  Digitech Systems Co., Ltd..........................    10,779       8,018            0.0%
    Dong Ah Tire & Rubber Co., Ltd.....................    81,994   1,478,751            0.0%
#*  Dong Yang Gang Chul Co., Ltd.......................   252,195     561,805            0.0%
    Dong-Ah Geological Engineering Co., Ltd............    45,500     337,490            0.0%
    Dong-Il Corp.......................................    18,630   1,603,024            0.0%
#   Dongbang Transport Logistics Co., Ltd..............   244,640     431,214            0.0%
#*  Dongbu Corp........................................    53,090      59,072            0.0%
#*  Dongbu HiTek Co., Ltd..............................   341,495   1,692,325            0.0%
*   Dongbu Securities Co., Ltd.........................   365,481   1,368,850            0.0%
#*  Dongbu Steel Co., Ltd..............................   385,814     624,816            0.0%
#   Dongil Industries Co., Ltd.........................    18,961   1,122,247            0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                        Percentage
                                                                Shares     Value++    of Net Assets**
                                                                ------     -------    ---------------
SOUTH KOREA -- (Continued)
#*  Dongkook Industrial Co., Ltd..............................   298,412 $    817,208            0.0%
    Dongkuk Industries Co., Ltd...............................     4,704       18,897            0.0%
#   Dongkuk Steel Mill Co., Ltd...............................   991,515    5,884,268            0.0%
#   Dongkuk Structure & Construction Co., Ltd.................   114,484      437,419            0.0%
    Dongsung Holdings Co., Ltd................................    35,417      234,187            0.0%
#   Dongwha Pharm Co., Ltd....................................   261,900    1,495,332            0.0%
    Dongwon F&B Co., Ltd......................................     8,498    2,787,603            0.0%
*   Dongwoo Co., Ltd..........................................    19,336       59,410            0.0%
    Dongyang E&P, Inc.........................................    21,324      195,081            0.0%
    Dongyang Mechatronics Corp................................   165,856    1,219,807            0.0%
#   Doosan Corp...............................................   117,635   12,220,104            0.1%
#*  Doosan Engine Co., Ltd....................................   112,890      649,305            0.0%
#*  Doosan Engineering & Construction Co., Ltd................    36,428      360,590            0.0%
#   Doosan Heavy Industries & Construction Co., Ltd...........   345,088    7,582,536            0.1%
#*  Doosan Infracore Co., Ltd.................................   908,003    9,189,398            0.1%
#   DRB Holding Co., Ltd......................................   224,228    3,443,761            0.0%
    e-LITECOM Co., Ltd........................................     2,088       28,457            0.0%
    E-Mart Co., Ltd...........................................    49,491    9,183,004            0.1%
#   Eagon Industries Co., Ltd.................................    14,450      221,199            0.0%
    Eugene Corp...............................................   437,186    1,308,200            0.0%
#*  Eugene Investment & Securities Co., Ltd................... 1,172,974    1,985,382            0.0%
    EVERDIGM Corp.............................................     3,620       23,629            0.0%
#*  Flexcom, Inc..............................................    29,124      138,943            0.0%
    Fursys, Inc...............................................    29,608      889,112            0.0%
#   Gaon Cable Co., Ltd.......................................    22,847      563,359            0.0%
    Global & Yuasa Battery Co., Ltd...........................    35,451    1,230,593            0.0%
#*  GNCO Co., Ltd.............................................   357,625      461,314            0.0%
#   Green Cross Holdings Corp.................................    51,642    1,083,754            0.0%
#*  GS Engineering & Construction Corp........................   682,344   17,980,337            0.1%
    GS Global Corp............................................    13,687      113,655            0.0%
#   GS Holdings Corp..........................................   750,939   29,048,317            0.2%
    GS retail Co., Ltd........................................     3,605       84,035            0.0%
#   Gwangju Shinsegae Co., Ltd................................     5,985    1,726,927            0.0%
#*  Halla Corp................................................   109,256      746,934            0.0%
    Han Kuk Carbon Co., Ltd...................................    19,931      114,584            0.0%
    Hana Financial Group, Inc................................. 3,815,029  132,113,835            0.7%
    Handok, Inc...............................................    12,706      283,631            0.0%
#   Handsome Co., Ltd.........................................   214,790    6,452,706            0.0%
    Hanil Cement Co., Ltd.....................................    52,145    6,708,147            0.1%
#*  Hanjin Heavy Industries & Construction Co., Ltd...........   593,001    2,403,617            0.0%
#   Hanjin Heavy Industries & Construction Holdings Co., Ltd..   192,411    1,623,394            0.0%
#*  Hanjin Shipping Co., Ltd..................................   161,920      766,902            0.0%
#*  Hanjin Shipping Holdings Co., Ltd.........................    34,759      328,774            0.0%
    Hanjin Transportation Co., Ltd............................   140,220    7,039,899            0.1%
*   Hankuk Glass Industries, Inc..............................    17,640      412,045            0.0%
    Hankuk Paper Manufacturing Co., Ltd.......................    33,223      964,885            0.0%
    Hanshin Construction......................................     1,179       13,404            0.0%
#*  Hansol HomeDeco Co., Ltd..................................   321,490      604,811            0.0%
#   Hansol Paper Co...........................................   647,244    6,012,140            0.0%
#   Hanwha Chemical Corp...................................... 1,184,522   13,497,087            0.1%
    Hanwha Corp...............................................   635,531   16,283,827            0.1%
#   Hanwha Galleria Timeworld Co., Ltd........................    12,290      742,885            0.0%
#*  Hanwha General Insurance Co., Ltd.........................    21,284      107,442            0.0%
*   Hanwha Investment & Securities Co., Ltd...................   703,729    2,470,288            0.0%
#   Hanwha Life Insurance Co., Ltd............................ 1,827,145   14,040,858            0.1%
    Hanyang Eng Co., Ltd......................................    12,614       76,238            0.0%
    Hanyang Securities Co., Ltd...............................    92,428      592,921            0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                             Percentage
                                                     Shares     Value++    of Net Assets**
                                                     ------     -------    ---------------
SOUTH KOREA -- (Continued)
#   Heung-A Shipping Co., Ltd...................... 1,065,561 $  2,182,078            0.0%
#   Hitejinro Holdings Co., Ltd....................   102,627    1,203,579            0.0%
#*  HMC Investment Securities Co., Ltd.............   259,785    2,679,024            0.0%
#   HS R&A Co., Ltd................................    39,270    1,143,700            0.0%
#   Humax Co., Ltd.................................   118,955    1,157,023            0.0%
#   Husteel Co., Ltd...............................    59,490      928,724            0.0%
#   Huvis Corp.....................................    21,080      242,978            0.0%
    Hwa Shin Co., Ltd..............................     7,045       57,187            0.0%
#   Hwacheon Machine Tool Co., Ltd.................    14,227      916,282            0.0%
    HwaSung Industrial Co., Ltd....................     2,465       27,505            0.0%
    Hyosung Corp...................................   380,987   22,621,111            0.1%
#*  Hyundai BNG Steel Co., Ltd.....................   140,250    2,273,657            0.0%
    Hyundai Department Store Co., Ltd..............     8,474    1,074,260            0.0%
    Hyundai Development Co.........................   713,586   26,911,600            0.2%
#   Hyundai Heavy Industries Co., Ltd..............   319,626   29,697,438            0.2%
    Hyundai Hy Communications & Networks Co., Ltd..   215,230      916,012            0.0%
#   Hyundai Mipo Dockyard Co., Ltd.................    77,140    5,482,028            0.0%
    Hyundai Motor Co...............................   604,826   95,974,737            0.5%
#*  Hyundai Securities Co., Ltd.................... 1,394,631    9,060,837            0.1%
#   Hyundai Steel Co............................... 1,080,925   68,891,604            0.4%
#*  Hyunjin Materials Co., Ltd.....................    53,749      192,839            0.0%
#   Il Dong Pharmaceutical Co., Ltd................   133,130    2,025,231            0.0%
#   Iljin Electric Co., Ltd........................   285,940    2,133,287            0.0%
#   Ilshin Spinning Co., Ltd.......................    16,453    3,000,935            0.0%
#   Ilsung Pharmaceuticals Co., Ltd................     9,407      793,585            0.0%
#   Industrial Bank of Korea....................... 2,385,570   34,884,933            0.2%
*   InnoWireless, Inc..............................     1,805       17,740            0.0%
#*  Interflex Co., Ltd.............................    28,909      303,503            0.0%
    Intergis Co., Ltd..............................    24,590      187,902            0.0%
    INTOPS Co., Ltd................................    75,937    1,107,841            0.0%
    Inzi Controls Co., Ltd.........................    89,540      424,506            0.0%
#   INZI Display Co., Ltd..........................   244,705      410,402            0.0%
#*  IS Dongseo Co., Ltd............................    76,265    3,267,027            0.0%
#   ISU Chemical Co., Ltd..........................   109,698    1,058,696            0.0%
#   IsuPetasys Co., Ltd............................    63,751      257,667            0.0%
    Jahwa Electronics Co., Ltd.....................     3,030       31,839            0.0%
#   JB Financial Group Co., Ltd.................... 1,152,400    7,077,048            0.1%
#   Jeil Pharmaceutical Co.........................    49,370    1,104,053            0.0%
    JW Pharmaceutical Corp.........................    83,444    1,155,856            0.0%
#   KB Capital Co., Ltd............................    93,191    1,858,615            0.0%
    KB Financial Group, Inc........................ 2,611,033  102,351,844            0.6%
    KB Financial Group, Inc. ADR................... 3,171,116  122,722,189            0.7%
#   KC Tech Co., Ltd...............................   286,512    2,059,004            0.0%
#   KCC Corp.......................................    52,120   28,855,393            0.2%
#*  Keangnam Enterprises, Ltd......................   131,000      544,699            0.0%
#   Keyang Electric Machinery Co., Ltd.............   393,920    1,464,551            0.0%
#   KG Chemical Corp...............................    51,218      794,278            0.0%
    KISCO Corp.....................................    54,027    1,679,892            0.0%
#   KISCO Holdings Co., Ltd........................    11,673      562,692            0.0%
#   Kishin Corp....................................   109,475      761,488            0.0%
    KISWIRE, Ltd...................................    69,836    3,402,520            0.0%
#   Kolon Corp.....................................    75,682    1,821,831            0.0%
#*  Kolon Global Corp..............................    23,524      163,520            0.0%
    Kolon Industries, Inc..........................   206,708   10,513,331            0.1%
#   Kook Soon Dang Brewery Co., Ltd................    49,194      299,353            0.0%
    Korea Airport Service Co., Ltd.................       238        7,396            0.0%
#   Korea Cast Iron Pipe Industries Co., Ltd.......     7,358       42,024            0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                          Percentage
                                                  Shares     Value++    of Net Assets**
                                                  ------     -------    ---------------
SOUTH KOREA -- (Continued)
#   Korea Circuit Co., Ltd......................    71,576 $    530,511            0.0%
    Korea Electric Terminal Co., Ltd............    89,230    4,595,507            0.0%
#   Korea Export Packaging Industrial Co., Ltd..     5,290      124,027            0.0%
#   Korea Flange Co., Ltd.......................    58,810    1,255,820            0.0%
    Korea Investment Holdings Co., Ltd..........   542,836   27,449,544            0.2%
    Korea Petrochemical Ind Co., Ltd............    45,171    3,308,811            0.0%
*   Korean Air Lines Co., Ltd...................   105,728    3,753,114            0.0%
#   Korean Reinsurance Co.......................   444,385    4,746,666            0.0%
    Kortek Corp.................................     3,923       42,824            0.0%
    KPF.........................................    36,644      143,024            0.0%
    KPX Chemical Co., Ltd.......................    12,852      715,292            0.0%
#*  KTB Investment & Securities Co., Ltd........   597,092    1,203,855            0.0%
    Kukdo Chemical Co., Ltd.....................    52,388    2,028,722            0.0%
#   Kumho Electric Co., Ltd.....................    43,198      688,938            0.0%
#   Kunsul Chemical Industrial Co., Ltd.........    31,575    1,317,164            0.0%
#*  Kwangju Bank................................   287,166    2,900,422            0.0%
#*  Kyeryong Construction Industrial Co., Ltd...    40,990      459,874            0.0%
#*  Kyobo Securities Co., Ltd...................   148,037    1,866,460            0.0%
*   Kyongnam Bank...............................   438,847    5,120,131            0.0%
    Kyungbang, Ltd..............................    10,105    1,804,099            0.0%
*   LB Semicon, Inc.............................    66,800       90,952            0.0%
    LF Corp.....................................    57,999    1,829,347            0.0%
    LG Corp..................................... 1,087,315   64,695,315            0.4%
#*  LG Display Co., Ltd......................... 1,420,066   41,805,344            0.2%
#*  LG Display Co., Ltd. ADR.................... 3,996,524   60,027,790            0.3%
#   LG Electronics, Inc......................... 1,776,548  108,496,732            0.6%
    LG International Corp.......................   189,016    3,831,528            0.0%
    LG Uplus Corp............................... 2,040,225   20,981,603            0.1%
    LIG Insurance Co., Ltd......................    54,200    1,415,104            0.0%
#   Lotte Chemical Corp.........................   125,214   16,982,317            0.1%
#   Lotte Chilsung Beverage Co., Ltd............     9,880   15,638,896            0.1%
    Lotte Confectionery Co., Ltd................     9,240   16,616,482            0.1%
#   LOTTE Himart Co., Ltd.......................     7,683      475,492            0.0%
#*  Lotte Non-Life Insurance Co., Ltd...........    37,010      100,750            0.0%
#   Lotte Shopping Co., Ltd.....................   166,713   46,215,394            0.3%
#   LS Corp.....................................    23,179    1,297,873            0.0%
    MegaStudy Co., Ltd..........................     1,036       51,957            0.0%
#*  Melfas, Inc.................................    40,349      199,842            0.0%
#   Meritz Financial Group, Inc.................    77,813      687,174            0.0%
    Meritz Securities Co., Ltd.................. 1,984,325    8,066,660            0.1%
    Mi Chang Oil Industrial Co., Ltd............     4,691      316,019            0.0%
    Mirae Asset Securities Co., Ltd.............   414,359   17,799,670            0.1%
#   MK Electron Co., Ltd........................   127,552      669,223            0.0%
#*  MNTech Co., Ltd.............................    57,249      220,115            0.0%
    Moorim P&P Co., Ltd.........................   406,838    1,873,680            0.0%
#   Moorim Paper Co., Ltd.......................   210,130      460,835            0.0%
    Motonic Corp................................    75,294      915,095            0.0%
    Namhae Chemical Corp........................     2,016       15,975            0.0%
#   Namyang Dairy Products Co., Ltd.............     3,191    2,043,089            0.0%
    National Plastic Co.........................   134,561      739,708            0.0%
#*  NEOWIZ HOLDINGS Corp........................    69,796    1,248,628            0.0%
*   NEPES Corp..................................     3,543       20,664            0.0%
#   Nexen Corp..................................    15,465    1,259,463            0.0%
    NH Investment & Securities Co., Ltd.........   429,734    3,220,000            0.0%
#*  NK Co., Ltd.................................   222,200      974,090            0.0%
#   Nong Shim Holdings Co., Ltd.................    24,452    2,871,579            0.0%
#   NongShim Co., Ltd...........................    38,707    9,663,825            0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                              Percentage
                                                      Shares     Value++    of Net Assets**
                                                      ------     -------    ---------------
SOUTH KOREA -- (Continued)
    NOROO Paint & Coatings Co., Ltd.................    11,400 $     75,299            0.0%
#*  OPTRON-TEC, Inc.................................     7,768       30,672            0.0%
#*  Osung LST Co., Ltd..............................    36,975       31,945            0.0%
#*  Paik Kwang Industrial Co., Ltd..................   128,617      352,938            0.0%
#*  Pan Ocean Co., Ltd..............................    47,845      160,063            0.0%
#*  PaperCorea, Inc.................................   348,280      247,449            0.0%
    Poongsan Corp...................................   397,200    9,827,796            0.1%
    Poongsan Holdings Corp..........................    50,974    2,206,316            0.0%
    POSCO...........................................   644,929  186,279,391            1.0%
#   POSCO ADR....................................... 1,589,142  113,719,001            0.6%
*   POSCO Coated & Color Steel Co., Ltd.............    23,830      307,894            0.0%
*   Power Logics Co., Ltd...........................     8,791       28,630            0.0%
    Pyeong Hwa Automotive Co., Ltd..................     6,626      107,547            0.0%
    RFTech Co., Ltd.................................     9,316       59,323            0.0%
*   S&C Engine Group, Ltd...........................    11,172       21,661            0.0%
#   S&T Dynamics Co., Ltd...........................   380,544    2,973,430            0.0%
    S&T Holdings Co., Ltd...........................    87,883    1,416,866            0.0%
    S&T Motiv Co., Ltd..............................   124,000    4,488,743            0.0%
    S-Energy Co., Ltd...............................     1,640       12,231            0.0%
#   S-MAC Co., Ltd..................................    43,101      163,625            0.0%
#   S-Oil Corp......................................     4,043      153,591            0.0%
#*  Sajo Industries Co., Ltd........................    22,678      796,923            0.0%
    Sam Young Electronics Co., Ltd..................   159,570    1,759,791            0.0%
#   SAMHWA Paints Industrial Co., Ltd...............     2,030       23,909            0.0%
#   Samick Musical Instruments Co., Ltd.............   732,490    2,802,211            0.0%
    Samsung C&T Corp................................ 1,386,322   93,780,439            0.5%
    Samsung Electro-Mechanics Co., Ltd..............     6,868      313,223            0.0%
#   Samsung Fine Chemicals Co., Ltd.................    17,866      498,108            0.0%
    Samsung Heavy Industries Co., Ltd...............    32,012      780,200            0.0%
    Samsung Life Insurance Co., Ltd.................    12,500    1,363,456            0.0%
#   Samsung SDI Co., Ltd............................   422,727   49,848,338            0.3%
    Samsung Securities Co., Ltd.....................   133,477    5,979,973            0.0%
#   Samyang Genex Co., Ltd..........................    11,337    1,343,103            0.0%
#   Samyang Holdings Corp...........................    86,744    7,217,835            0.1%
#   Samyang Tongsang Co., Ltd.......................     5,244      403,855            0.0%
#*  Samyoung Chemical Co., Ltd......................   268,521      389,164            0.0%
    Savezone I&C Corp...............................    40,137      265,327            0.0%
    SBS Media Holdings Co., Ltd.....................   114,102      351,491            0.0%
    Seah Besteel Corp...............................   187,309    5,601,069            0.0%
    SeAH Holdings Corp..............................    13,089    2,204,649            0.0%
#   SeAH Steel Corp.................................    36,034    2,791,421            0.0%
#   Sebang Co., Ltd.................................   134,747    2,441,971            0.0%
#   Sejong Industrial Co., Ltd......................   113,391    1,588,209            0.0%
#   Sempio Foods Co.................................     3,110      116,138            0.0%
#*  Seohee Construction Co., Ltd.................... 1,792,872    1,168,572            0.0%
#*  Seowon Co., Ltd.................................    86,070      120,684            0.0%
    Sewon Precision Industry Co., Ltd...............       530       15,566            0.0%
#*  SG Corp......................................... 1,945,560    1,121,230            0.0%
#   Shin Poong Pharmaceutical Co., Ltd..............   129,086      509,985            0.0%
    Shinhan Financial Group Co., Ltd................ 4,987,169  234,724,964            1.3%
#   Shinhan Financial Group Co., Ltd. ADR........... 1,618,408   76,178,464            0.4%
    Shinsegae Co., Ltd..............................    59,908   11,113,328            0.1%
    Shinsegae Information & Communication Co., Ltd..     5,887      513,391            0.0%
#*  Shinsung Solar Energy Co., Ltd..................   765,627      771,686            0.0%
#*  Shinsung Tongsang Co., Ltd...................... 1,106,860    1,294,296            0.0%
#*  Shinwon Corp....................................    82,700      221,406            0.0%
    Shinyoung Securities Co., Ltd...................    35,820    2,027,880            0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                           Percentage
                                                    Shares     Value++   of Net Assets**
                                                    ------     -------   ---------------
SOUTH KOREA -- (Continued)
#*  Signetics Corp................................   283,586 $   375,974            0.0%
    Silla Co., Ltd................................    64,953   1,208,350            0.0%
#*  Simm Tech Co., Ltd............................    10,189      85,660            0.0%
    SIMPAC, Inc...................................     2,110      11,655            0.0%
    Sindoh Co., Ltd...............................    43,098   2,845,004            0.0%
    SJM Co., Ltd..................................     9,114      66,065            0.0%
*   SK Broadband Co., Ltd.........................    86,418     366,300            0.0%
#   SK Chemicals Co., Ltd.........................   182,900  10,433,544            0.1%
    SK Gas, Ltd...................................    50,101   6,546,174            0.1%
    SK Holdings Co., Ltd..........................   513,323  80,462,792            0.4%
#   SK Innovation Co., Ltd........................   845,193  69,136,865            0.4%
*   SK Networks Co., Ltd.......................... 1,722,677  17,673,159            0.1%
#*  SK Securities Co., Ltd........................ 2,328,907   2,032,028            0.0%
    SKC Co., Ltd..................................    79,562   2,044,169            0.0%
    SL Corp.......................................   157,060   2,892,279            0.0%
*   Solborn, Inc..................................     5,346      20,459            0.0%
#   Songwon Industrial Co., Ltd...................   197,370   1,147,648            0.0%
*   Ssangyong Cement Industrial Co., Ltd..........   289,296   2,797,125            0.0%
#*  STS Semiconductor & Telecommunications........   289,938     870,635            0.0%
#*  STX Engine Co., Ltd...........................   293,680     723,394            0.0%
    Sun Kwang Co., Ltd............................    20,098     357,675            0.0%
    Sunchang Corp.................................     2,243      17,510            0.0%
#*  Sungchang Enterprise Holdings, Ltd............    13,592     266,338            0.0%
#*  Sungshin Cement Co., Ltd......................   188,519   1,448,900            0.0%
    Sungwoo Hitech Co., Ltd.......................   177,100   2,552,902            0.0%
#*  Synopex, Inc..................................    22,754      30,398            0.0%
#   Tae Kyung Industrial Co., Ltd.................   116,020     628,619            0.0%
    Taekwang Industrial Co., Ltd..................     4,698   5,484,353            0.0%
#*  Taewoong Co., Ltd.............................    39,038     606,445            0.0%
*   Taeyoung Engineering & Construction Co., Ltd..   564,040   2,237,773            0.0%
#   Tailim Packaging Industrial Co., Ltd..........   374,220     856,912            0.0%
    TCC Steel.....................................    15,059      42,281            0.0%
#*  TK Chemical Corp..............................   378,817     772,187            0.0%
*   Tong Kook Corp................................       607          --            0.0%
#   Tong Yang Moolsan Co., Ltd....................    72,180     523,627            0.0%
    Tongyang Life Insurance.......................   253,545   2,753,715            0.0%
#*  TONGYANG Securities, Inc......................   331,919     951,706            0.0%
*   Top Engineering Co., Ltd......................    49,113     191,720            0.0%
#   TS Corp.......................................    65,206   1,961,808            0.0%
    Ubiquoss, Inc.................................     6,255      42,335            0.0%
    Uju Electronics Co., Ltd......................    17,015     167,086            0.0%
#   Unid Co., Ltd.................................    47,084   2,620,985            0.0%
    Union Steel...................................    38,477     401,474            0.0%
#*  WillBes & Co. (The)...........................   688,308     796,642            0.0%
    Wiscom Co., Ltd...............................    32,980     180,201            0.0%
#*  Woongjin Energy Co., Ltd......................   624,838     826,579            0.0%
#*  Woongjin Thinkbig Co., Ltd....................   211,877   1,434,505            0.0%
    Wooree ETI Co., Ltd...........................    74,334     109,364            0.0%
*   Woori Finance Holdings Co., Ltd............... 3,784,490  42,991,806            0.2%
*   Woori Finance Holdings Co., Ltd. ADR..........     7,135     243,161            0.0%
    Woori Investment & Securities Co., Ltd........ 1,593,529  17,466,245            0.1%
#   WooSung Feed Co., Ltd.........................   284,940     819,269            0.0%
    YESCO Co., Ltd................................    30,550   1,075,004            0.0%
#   Yoosung Enterprise Co., Ltd...................    89,536     555,510            0.0%
    Youlchon Chemical Co., Ltd....................   159,540   2,027,216            0.0%
    Young Poong Corp..............................     4,829   5,357,567            0.0%
*   Young Poong Mining & Construction Corp........    18,030          --            0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                            Percentage
                                                  Shares      Value++     of Net Assets**
                                                  ------      -------     ---------------
SOUTH KOREA -- (Continued)
#   Young Poong Precision Corp.................     94,817 $      820,745            0.0%
    Youngone Holdings Co., Ltd.................     10,472      1,034,138            0.0%
    YuHwa Securities Co., Ltd..................     25,360        345,819            0.0%
*   Zinus, Inc.................................      1,866         33,174            0.0%
                                                           --------------           -----
TOTAL SOUTH KOREA..............................             2,799,470,379           14.8%
                                                           --------------           -----

SPAIN -- (0.1%)
*   Banco Santander SA.........................  6,067,452     18,609,563            0.1%
                                                           --------------           -----

TAIWAN -- (14.3%)
    Ability Enterprise Co., Ltd................  3,913,000      1,944,254            0.0%
#   Accton Technology Corp.....................  8,825,156      4,505,457            0.0%
#*  Acer, Inc.................................. 40,299,364     27,693,294            0.2%
    ACES Electronic Co., Ltd...................  1,261,000      1,551,092            0.0%
#   ACHEM Technology Corp......................  3,401,318      1,954,189            0.0%
    Acter Co., Ltd.............................      4,000         10,232            0.0%
*   Action Electronics Co., Ltd................  3,202,084        579,708            0.0%
#*  Advanced Connectek, Inc....................  1,905,000        712,829            0.0%
    Advanced International Multitech Co., Ltd..    256,000        169,249            0.0%
#*  Advanced Wireless Semiconductor Co.........    194,000        173,269            0.0%
#*  AGV Products Corp..........................  7,960,701      2,100,957            0.0%
#   AimCore Technology Co., Ltd................    841,797        693,387            0.0%
#   Alcor Micro Corp...........................    542,000        451,366            0.0%
#   Allis Electric Co., Ltd....................  1,471,000        397,373            0.0%
#   Alpha Networks, Inc........................  5,949,237      2,998,842            0.0%
#   Altek Corp.................................  4,392,365      4,744,764            0.0%
    Ambassador Hotel (The).....................  1,148,000      1,042,766            0.0%
#   AMPOC Far-East Co., Ltd....................  1,772,000      1,660,915            0.0%
#   AmTRAN Technology Co., Ltd................. 13,238,956      7,620,235            0.1%
    APCB, Inc..................................  2,454,000      1,587,549            0.0%
    Apex Science & Engineering.................    203,400         76,578            0.0%
#   Arcadyan Technology Corp...................  1,427,931      1,776,849            0.0%
    Ardentec Corp..............................  4,822,080      3,794,519            0.0%
*   Arima Communications Corp..................     86,000         38,994            0.0%
    Asia Cement Corp........................... 26,519,589     34,235,419            0.2%
#*  Asia Optical Co., Inc......................  4,215,290      5,372,977            0.0%
#   Asia Plastic Recycling Holding, Ltd........    513,000        648,256            0.0%
#   Asia Polymer Corp..........................  4,756,478      3,262,882            0.0%
#   Asia Vital Components Co., Ltd.............  5,003,984      3,418,829            0.0%
    Asustek Computer, Inc......................    730,000      7,453,433            0.1%
#   AU Optronics Corp.......................... 57,378,812     27,345,093            0.2%
#   AU Optronics Corp. Sponsored ADR...........  9,342,184     44,749,061            0.3%
    Audix Corp.................................  1,451,332      1,852,899            0.0%
    AV Tech Corp...............................     38,000         69,796            0.0%
    Avermedia Technologies.....................  3,105,000      1,133,172            0.0%
#*  Avision, Inc...............................  1,936,555        526,041            0.0%
#   AVY Precision Technology, Inc..............    379,000      1,088,903            0.0%
    Bank of Kaohsiung Co., Ltd.................  6,760,211      2,022,239            0.0%
#   BES Engineering Corp....................... 25,179,443      6,472,601            0.1%
#   Biostar Microtech International Corp.......  2,842,055      1,033,936            0.0%
#   Bright Led Electronics Corp................  1,832,000        735,849            0.0%
#   C Sun Manufacturing, Ltd...................  2,535,837      1,793,164            0.0%
#   Cameo Communications, Inc..................  3,060,197        640,576            0.0%
#   Capital Securities Corp.................... 27,539,447      8,903,712            0.1%
#   Career Technology MFG. Co., Ltd............  1,872,000      2,147,395            0.0%
    Carnival Industrial Corp...................  5,829,000      1,494,679            0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                   Percentage
                                                           Shares      Value++   of Net Assets**
                                                           ------      -------   ---------------
TAIWAN -- (Continued)
#   Cathay Chemical Works...............................     959,000 $   468,380            0.0%
#   Cathay Real Estate Development Co., Ltd.............  14,314,421   7,465,768            0.1%
    Celxpert Energy Corp................................     262,000     165,658            0.0%
#   Central Reinsurance Co., Ltd........................   2,562,016   1,347,779            0.0%
#   ChainQui Construction Development Co., Ltd..........   1,521,173   1,119,221            0.0%
    Champion Building Materials Co., Ltd................   6,381,828   2,021,279            0.0%
#   Chang Hwa Commercial Bank, Ltd......................  85,423,745  53,858,949            0.3%
    Chang Wah Electromaterials, Inc.....................      16,000      32,724            0.0%
#   Channel Well Technology Co., Ltd....................   1,969,000   1,050,824            0.0%
#   Charoen Pokphand Enterprise.........................   3,207,750   2,653,595            0.0%
#   Chen Full International Co., Ltd....................     827,000     762,247            0.0%
    Cheng Loong Corp....................................  13,917,659   6,096,645            0.1%
    Cheng Uei Precision Industry Co., Ltd...............   6,630,635  11,072,589            0.1%
#   Chia Chang Co., Ltd.................................   1,555,000   1,500,513            0.0%
#   Chia Hsin Cement Corp...............................   7,476,191   3,530,698            0.0%
    Chien Kuo Construction Co., Ltd.....................   4,979,247   1,949,303            0.0%
    Chilisin Electronics Corp...........................   1,515,452   1,351,582            0.0%
    Chimei Materials Technology Corp....................     101,000     110,765            0.0%
#   Chin-Poon Industrial Co., Ltd.......................   6,084,815   9,769,159            0.1%
*   China Airlines, Ltd.................................  46,629,353  18,255,222            0.1%
    China Chemical & Pharmaceutical Co., Ltd............   4,286,264   2,882,953            0.0%
    China Development Financial Holding Corp............ 200,630,734  64,490,422            0.4%
#*  China Electric Manufacturing Corp...................   4,124,200   1,506,547            0.0%
#   China General Plastics Corp.........................   6,832,030   2,473,841            0.0%
#   China Glaze Co., Ltd................................   2,312,363   1,065,723            0.0%
    China Life Insurance Co., Ltd.......................  17,396,958  15,173,315            0.1%
#*  China Man-Made Fiber Corp...........................  16,828,813   4,452,345            0.0%
    China Metal Products................................   4,051,969   3,329,851            0.0%
    China Motor Corp....................................  11,464,749  10,449,633            0.1%
#*  China Petrochemical Development Corp................  31,803,397  10,065,002            0.1%
#   China Steel Corp....................................  10,532,320   9,086,453            0.1%
    China Steel Structure Co., Ltd......................   1,435,219   1,284,543            0.0%
#   China Synthetic Rubber Corp.........................   8,076,711   8,338,951            0.1%
*   China United Trust & Investment Corp................     493,999          --            0.0%
#*  China Wire & Cable Co., Ltd.........................   2,900,000   1,150,408            0.0%
#   Chinese Maritime Transport, Ltd.....................   1,539,000   1,722,768            0.0%
#   Chipbond Technology Corp............................     642,000   1,183,774            0.0%
#   Chun YU Works & Co., Ltd............................   3,273,000   1,411,590            0.0%
#   Chun Yuan Steel.....................................   6,454,287   2,421,930            0.0%
#*  Chung Hsin Electric & Machinery Manufacturing Corp..   6,678,000   4,197,806            0.0%
*   Chung Hung Steel Corp...............................  13,465,046   3,286,771            0.0%
#*  Chung Hwa Pulp Corp.................................   6,701,011   1,911,469            0.0%
*   Chung Shing Textile Co., Ltd........................         600          --            0.0%
*   Chunghwa Picture Tubes, Ltd.........................  55,899,412   2,877,131            0.0%
    Clevo Co............................................     266,000     472,318            0.0%
#*  CMC Magnetics Corp..................................  52,168,830   7,693,848            0.1%
*   CoAsia Microelectronics Corp........................   1,202,350     446,344            0.0%
#   Collins Co., Ltd....................................   2,467,224   1,084,215            0.0%
#   Compal Electronics, Inc.............................  74,505,332  55,068,128            0.3%
#   Compeq Manufacturing Co., Ltd.......................  20,781,000  11,472,124            0.1%
*   Compex International Co., Ltd.......................      46,400          --            0.0%
#*  Concord Securities Corp.............................   1,603,000     415,755            0.0%
#   Continental Holdings Corp...........................   7,782,540   2,881,451            0.0%
    Coretronic Corp.....................................   8,124,250  12,227,558            0.1%
#   Coxon Precise Industrial Co., Ltd...................   2,028,000   3,568,805            0.0%
#   Creative Sensor, Inc................................     359,000     275,059            0.0%
    CSBC Corp. Taiwan...................................   6,245,654   3,284,818            0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                 Percentage
                                                         Shares      Value++   of Net Assets**
                                                         ------      -------   ---------------
TAIWAN -- (Continued)
    CTBC Financial Holding Co., Ltd...................  93,669,136 $65,688,347            0.4%
    CviLux Corp.......................................       4,000       6,337            0.0%
#   D-Link Corp.......................................  11,514,717   6,451,348            0.1%
#   DA CIN Construction Co., Ltd......................   2,422,579   1,705,680            0.0%
#   Darfon Electronics Corp...........................   6,128,950   3,313,913            0.0%
#*  Delpha Construction Co., Ltd......................   3,627,016   1,700,930            0.0%
*   Der Pao Construction Co., Ltd.....................   1,139,000          --            0.0%
#   DFI, Inc..........................................     404,280     453,639            0.0%
#*  Dynamic Electronics Co., Ltd......................   4,558,324   2,291,985            0.0%
#*  E Ink Holdings, Inc...............................   8,824,000   4,292,186            0.0%
#*  E-Ton Solar Tech Co., Ltd.........................   3,730,443   1,900,078            0.0%
    E.Sun Financial Holding Co., Ltd..................  87,399,657  55,357,482            0.3%
    Eastern Media International Corp..................   1,897,597     638,199            0.0%
#   Edimax Technology Co., Ltd........................   3,295,902   1,260,402            0.0%
#   Edison Opto Corp..................................   1,287,000     947,529            0.0%
#   Edom Technology Co., Ltd..........................     243,580     226,954            0.0%
#   Elite Material Co., Ltd...........................   4,332,905   5,105,351            0.0%
#   Elitegroup Computer Systems Co., Ltd..............   6,358,395   5,362,611            0.0%
*   Emerging Display Technologies Corp................      45,000      11,957            0.0%
    ENG Electric Co., Ltd.............................   1,141,000     696,997            0.0%
#   EnTie Commercial Bank Co., Ltd....................   2,271,232   1,001,445            0.0%
*   Entire Technology Co., Ltd........................      31,000      24,188            0.0%
*   Episil Holdings, Inc..............................   2,006,500     930,142            0.0%
#   Epistar Corp......................................  13,713,000  24,797,272            0.2%
#   Eternal Materials Co., Ltd........................   1,678,900   1,663,048            0.0%
#*  Etron Technology, Inc.............................   2,448,000   1,143,828            0.0%
*   Eva Airways Corp..................................  10,979,850   6,433,098            0.1%
*   Ever Fortune Industrial Co., Ltd..................     409,000          --            0.0%
#   Everest Textile Co., Ltd..........................   3,936,002   1,834,057            0.0%
    Evergreen International Storage & Transport Corp..   9,778,000   5,728,144            0.0%
*   Evergreen Marine Corp. Taiwan, Ltd................  27,707,998  16,377,374            0.1%
    Excelsior Medical Co., Ltd........................   1,431,200   2,416,058            0.0%
    Far Eastern Department Stores, Ltd................   7,025,445   6,352,456            0.1%
#   Far Eastern International Bank....................  29,258,052   9,863,807            0.1%
    Far Eastern New Century Corp......................   3,260,440   3,428,492            0.0%
*   Farglory F T Z Investment Holding Co., Ltd........   1,314,000     888,026            0.0%
#   Farglory Land Development Co., Ltd................   1,389,264   1,374,057            0.0%
#   Federal Corp......................................   7,536,979   4,474,755            0.0%
#   Feng Hsin Iron & Steel Co.........................     165,000     203,193            0.0%
#   First Copper Technology Co., Ltd..................   3,593,750   1,225,460            0.0%
    First Financial Holding Co., Ltd.................. 132,059,630  81,305,836            0.4%
#   First Hotel.......................................   1,368,585     882,549            0.0%
#   First Insurance Co, Ltd. (The)....................   4,017,064   2,041,382            0.0%
*   First Steamship Co., Ltd..........................   5,504,173   3,594,572            0.0%
#*  Forhouse Corp.....................................   7,061,635   2,742,512            0.0%
    Formosa Advanced Technologies Co., Ltd............   2,089,000   1,401,477            0.0%
    Formosa Chemicals & Fibre Corp....................     180,000     419,116            0.0%
#*  Formosa Epitaxy, Inc..............................   8,009,000   4,105,320            0.0%
#   Formosa Oilseed Processing Co., Ltd...............   1,111,977     721,654            0.0%
    Formosa Taffeta Co., Ltd..........................  10,729,511  10,848,565            0.1%
    Formosan Rubber Group, Inc........................   8,194,000   8,936,691            0.1%
#   Formosan Union Chemical...........................   2,853,034   1,180,835            0.0%
    Fortune Electric Co., Ltd.........................     436,000     212,879            0.0%
#   Founding Construction & Development Co., Ltd......   3,247,097   2,192,009            0.0%
    Foxconn Technology Co., Ltd.......................   3,345,900   8,927,432            0.1%
    Foxlink Image Technology Co., Ltd.................   1,582,000     951,498            0.0%
#*  Froch Enterprise Co., Ltd.........................   2,542,000   1,049,963            0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                               Percentage
                                                       Shares     Value++    of Net Assets**
                                                       ------     -------    ---------------
TAIWAN -- (Continued)
#   FSP Technology, Inc.............................  2,468,283 $  2,055,554            0.0%
    Fubon Financial Holding Co., Ltd................ 90,414,471  153,064,692            0.8%
#   Fullerton Technology Co., Ltd...................  1,725,200    1,418,027            0.0%
#   Fulltech Fiber Glass Corp.......................  5,082,690    1,834,171            0.0%
#   Fwusow Industry Co., Ltd........................  2,749,995    1,364,413            0.0%
    G Shank Enterprise Co., Ltd.....................  2,168,902    1,941,166            0.0%
#*  G Tech Optoelectronics Corp.....................    517,000      421,149            0.0%
    Gallant Precision Machining Co., Ltd............  1,335,000      529,384            0.0%
#   Gemtek Technology Corp..........................  6,366,962    4,672,783            0.0%
#*  Genesis Photonics, Inc..........................  3,760,810    1,864,321            0.0%
#*  Genius Electronic Optical Co., Ltd..............    860,000    2,412,164            0.0%
    Getac Technology Corp...........................  8,342,065    4,202,125            0.0%
#*  Giantplus Technology Co., Ltd...................  2,119,100      729,262            0.0%
    Giga Solution Tech Co., Ltd.....................  1,176,000      728,732            0.0%
#   Gigabyte Technology Co., Ltd....................  9,308,287   10,715,468            0.1%
#*  Gigastorage Corp................................  3,837,600    3,382,274            0.0%
#*  Gintech Energy Corp.............................  7,056,942    5,522,080            0.0%
#*  Global Brands Manufacture, Ltd..................  5,083,951    1,602,550            0.0%
    Global Lighting Technologies, Inc...............    973,000    1,313,439            0.0%
    Globe Union Industrial Corp.....................  2,999,625    1,471,917            0.0%
#   Gloria Material Technology Corp.................  6,218,150    4,114,584            0.0%
#*  Gold Circuit Electronics, Ltd...................  8,144,965    3,372,634            0.0%
#*  Goldsun Development & Construction Co., Ltd..... 23,939,261    8,466,448            0.1%
    Good Will Instrument Co., Ltd...................    501,358      356,886            0.0%
#   Grand Pacific Petrochemical..................... 17,166,000    8,224,801            0.1%
    Great China Metal Industry......................    871,000      803,936            0.0%
#   Great Wall Enterprise Co., Ltd..................  7,920,597    7,183,481            0.1%
#*  Green Energy Technology, Inc....................  4,716,880    3,079,040            0.0%
*   GTM Corp........................................  2,500,000    1,780,980            0.0%
*   Hannstar Board Corp.............................  5,082,635    1,910,322            0.0%
#   HannStar Display Corp........................... 55,492,435   13,978,799            0.1%
*   HannsTouch Solution, Inc........................  1,099,000      229,052            0.0%
#   Harvatek Corp...................................  3,454,459    1,985,379            0.0%
*   Helix Technology, Inc...........................     29,585           --            0.0%
    Hey Song Corp...................................  2,911,500    3,485,129            0.0%
*   HiTi Digital, Inc...............................     76,000       37,854            0.0%
#   Hitron Technology, Inc..........................  3,606,525    1,801,143            0.0%
#   Ho Tung Chemical Corp........................... 14,069,004    4,951,737            0.0%
    Hocheng Corp....................................  4,577,300    1,567,020            0.0%
*   Hold-Key Electric Wire & Cable Co., Ltd.........    515,124      133,996            0.0%
#   Holy Stone Enterprise Co., Ltd..................  3,208,650    4,258,815            0.0%
    Hong TAI Electric Industrial....................  3,837,000    1,262,070            0.0%
#   Horizon Securities Co., Ltd.....................  5,996,000    1,633,992            0.0%
#   Hsin Kuang Steel Co., Ltd.......................  4,316,124    2,453,430            0.0%
    Hsing TA Cement Co..............................  2,071,980      904,062            0.0%
#*  HTC Corp........................................  1,658,000    7,341,404            0.1%
    HUA ENG Wire & Cable............................  7,608,035    2,516,776            0.0%
    Hua Nan Financial Holdings Co., Ltd............. 53,408,002   31,645,954            0.2%
*   Hualon Corp.....................................    257,040           --            0.0%
    Huang Hsiang Construction Corp..................     70,000       90,840            0.0%
    Hung Ching Development & Construction Co., Ltd..  1,987,468    1,067,220            0.0%
#   Hung Poo Real Estate Development Corp...........  3,617,655    2,726,305            0.0%
    Hung Sheng Construction, Ltd....................  7,039,892    4,317,479            0.0%
    Huxen Corp......................................    572,281      799,120            0.0%
    Hwacom Systems, Inc.............................    333,000      176,872            0.0%
#   I-Chiun Precision Industry Co., Ltd.............  3,240,000    1,894,558            0.0%
#   Ichia Technologies, Inc.........................    831,260      908,721            0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                        Percentage
                                               Shares      Value++    of Net Assets**
                                               ------      -------    ---------------
TAIWAN -- (Continued)
#   Ideal Bike Corp.........................      80,271 $     34,964            0.0%
    Infortrend Technology, Inc..............     996,000      555,824            0.0%
#   Innolux Corp............................ 139,949,544   63,956,323            0.4%
#   Inpaq Technology Co., Ltd...............     261,000      363,158            0.0%
    Inventec Corp...........................  29,168,277   20,295,737            0.1%
#   ITE Technology, Inc.....................   1,923,479    2,013,614            0.0%
    ITEQ Corp...............................     168,000      131,019            0.0%
#*  J Touch Corp............................     578,100      312,483            0.0%
*   Janfusun Fancyworld Corp................     411,179       61,932            0.0%
#   Jess-Link Products Co., Ltd.............   1,299,000    1,157,692            0.0%
    Jih Sun Financial Holdings Co., Ltd.....   5,601,133    1,494,420            0.0%
#   K Laser Technology, Inc.................   2,211,601    1,095,715            0.0%
    Kang Na Hsiung Enterprise Co., Ltd......   1,687,078      781,608            0.0%
    Kao Hsing Chang Iron & Steel............     548,700      191,635            0.0%
#   Kaulin Manufacturing Co., Ltd...........   2,570,656    1,725,423            0.0%
#   KEE TAI Properties Co., Ltd.............   1,276,000      732,978            0.0%
#   Kenmec Mechanical Engineering Co., Ltd..   1,565,000      694,699            0.0%
    Kindom Construction Corp................   4,373,000    3,772,065            0.0%
#   King Yuan Electronics Co., Ltd..........  21,871,805   17,327,828            0.1%
    King's Town Bank Co., Ltd...............  11,939,012   13,057,531            0.1%
*   King's Town Construction Co., Ltd.......      74,000       64,836            0.0%
#   Kinko Optical Co., Ltd..................   1,446,000      996,600            0.0%
#*  Kinpo Electronics.......................  19,097,375    8,336,488            0.1%
    KS Terminals, Inc.......................     745,880      853,240            0.0%
#   Kung Sing Engineering Corp..............   3,457,000    1,393,274            0.0%
    Kuoyang Construction Co., Ltd...........   7,664,840    3,275,602            0.0%
    Kwong Fong Industries Corp..............   3,758,720    2,066,415            0.0%
#   KYE Systems Corp........................   4,338,376    1,494,686            0.0%
#   L&K Engineering Co., Ltd................   2,019,000    1,651,342            0.0%
    LAN FA Textile..........................   3,158,713      980,546            0.0%
#   LCY Chemical Corp.......................     797,000      387,371            0.0%
#   Leader Electronics, Inc.................   2,094,056      734,674            0.0%
#*  Lealea Enterprise Co., Ltd..............  13,389,941    3,787,577            0.0%
    Ledtech Electronics Corp................     660,000      329,550            0.0%
#   LEE CHI Enterprises Co., Ltd............   3,466,900    1,526,475            0.0%
#   Lelon Electronics Corp..................     463,200      563,300            0.0%
#*  Leofoo Development Co...................   5,249,774    1,901,581            0.0%
*   LES Enphants Co., Ltd...................   1,073,000      607,569            0.0%
#   Lextar Electronics Corp.................   4,786,000    3,994,512            0.0%
#*  Li Peng Enterprise Co., Ltd.............  10,180,173    3,504,667            0.0%
    Lien Hwa Industrial Corp................   8,522,990    5,534,944            0.0%
#   Lingsen Precision Industries, Ltd.......   6,583,480    3,354,208            0.0%
    Lite-On Semiconductor Corp..............   3,366,729    2,217,601            0.0%
    Lite-On Technology Corp.................  30,769,265   43,182,108            0.2%
#   Long Chen Paper Co., Ltd................   9,059,098    4,534,856            0.0%
#   Longwell Co.............................   1,499,000    1,326,072            0.0%
#   Lotes Co., Ltd..........................   1,030,000    4,278,633            0.0%
#   Lucky Cement Corp.......................   3,252,000    1,076,346            0.0%
#*  Macronix International..................  72,368,913   16,261,900            0.1%
#   Marketech International Corp............   1,948,000    1,374,552            0.0%
    Masterlink Securities Corp..............  16,836,644    5,365,536            0.0%
    Mayer Steel Pipe Corp...................   2,501,456    1,188,949            0.0%
#   Maywufa Co., Ltd........................     252,070      116,006            0.0%
    Mega Financial Holding Co., Ltd......... 136,903,915  113,547,756            0.6%
*   Megamedia Corp..........................         782           --            0.0%
    Meiloon Industrial Co...................   1,613,084      681,626            0.0%
    Mercuries & Associates, Ltd.............   1,524,937      882,824            0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                        Percentage
                                                 Shares     Value++   of Net Assets**
                                                 ------     -------   ---------------
TAIWAN -- (Continued)
*   Mercuries Life Insurance Co., Ltd.........  1,417,206 $   795,904            0.0%
#   Micro-Star International Co., Ltd......... 14,030,985  17,184,620            0.1%
#*  Microelectronics Technology, Inc..........    689,826     333,012            0.0%
#   Mirle Automation Corp.....................    565,550     470,721            0.0%
#   Mitac Holdings Corp.......................  9,347,725   7,236,533            0.1%
*   Mosel Vitelic, Inc........................  4,991,506   1,074,842            0.0%
#   Motech Industries, Inc....................  2,362,000   2,920,283            0.0%
#   Nan Ren Lake Leisure Amusement Co., Ltd...  1,652,000     624,457            0.0%
#*  Nan Ya Printed Circuit Board Corp.........  3,879,000   5,384,935            0.0%
    Nantex Industry Co., Ltd..................  2,468,716   1,232,947            0.0%
#   Neo Solar Power Corp......................  2,489,066   2,359,911            0.0%
    New Asia Construction & Development Corp..  1,810,304     475,824            0.0%
#   New Era Electronics Co., Ltd..............    203,000     212,690            0.0%
#   Newmax Technology Co., Ltd................    230,000     268,376            0.0%
    Nien Hsing Textile Co., Ltd...............  4,491,721   3,714,038            0.0%
    Nishoku Technology, Inc...................    268,000     369,580            0.0%
#*  O-TA Precision Industry Co., Ltd..........     24,000      13,190            0.0%
*   Ocean Plastics Co., Ltd...................    369,000     442,055            0.0%
*   Optimax Technology Corp...................  1,085,597     169,639            0.0%
#   OptoTech Corp.............................  9,532,000   3,894,399            0.0%
    Oriental Union Chemical Corp..............     54,000      40,850            0.0%
#   Pacific Construction Co...................  2,529,452     847,746            0.0%
*   Pan Jit International, Inc................  6,047,837   2,531,385            0.0%
#   Pan-International Industrial Corp.........  4,663,444   2,905,079            0.0%
#   Paragon Technologies Co., Ltd.............  1,115,191   1,607,183            0.0%
#   Pegatron Corp............................. 29,062,998  52,967,133            0.3%
#   Phihong Technology Co., Ltd...............  3,860,320   2,035,180            0.0%
#   Pixart Imaging, Inc.......................     48,000     106,614            0.0%
#*  Plotech Co., Ltd..........................    760,282     284,366            0.0%
#   Portwell, Inc.............................  1,167,000   1,603,092            0.0%
*   Potrans Electrical Corp...................  1,139,000          --            0.0%
    Pou Chen Corp............................. 24,985,550  27,551,269            0.2%
#*  Power Quotient International Co., Ltd.....     59,000      30,054            0.0%
*   Powercom Co., Ltd.........................    904,500     143,661            0.0%
*   Powertech Industrial Co., Ltd.............    271,000     196,486            0.0%
#   Powertech Technology, Inc................. 12,247,000  20,590,273            0.1%
    President Securities Corp................. 12,690,992   6,638,984            0.1%
#   Prime Electronics Satellitics, Inc........    623,000     247,050            0.0%
#   Prince Housing & Development Corp.........  4,330,018   1,624,747            0.0%
*   Prodisc Technology, Inc...................  6,185,157          --            0.0%
    Promate Electronic Co., Ltd...............    132,000     153,462            0.0%
#*  Qisda Corp................................ 27,863,171  12,516,596            0.1%
#   Qualipoly Chemical Corp...................    143,000     103,378            0.0%
#   Quanta Storage, Inc.......................  2,413,000   2,658,922            0.0%
#*  Quintain Steel Co., Ltd...................  5,893,629   1,215,196            0.0%
#   Radium Life Tech Co., Ltd.................  9,231,455   5,307,404            0.0%
#   Ralec Electronic Corp.....................    526,087     990,835            0.0%
#   Rich Development Co., Ltd.................  6,901,054   2,866,972            0.0%
#*  Ritek Corp................................ 47,909,622   5,460,437            0.0%
#   Rotam Global Agrosciences, Ltd............     98,000     174,307            0.0%
#   Ruentex Development Co., Ltd..............  1,122,000   1,674,882            0.0%
#   Ruentex Industries, Ltd...................  1,339,000   2,862,486            0.0%
*   Sainfoin Technology Corp..................    835,498          --            0.0%
#   Sampo Corp................................  9,863,925   3,908,343            0.0%
*   Sanyang Industry Co., Ltd.................  3,820,624   3,377,257            0.0%
    SDI Corp..................................    346,000     443,721            0.0%
#   Sesoda Corp...............................  1,089,768   1,242,872            0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                               Percentage
                                                       Shares      Value++   of Net Assets**
                                                       ------      -------   ---------------
TAIWAN -- (Continued)
    Shan-Loong Transportation Co., Ltd..............      66,000 $    51,282            0.0%
    Sheng Yu Steel Co., Ltd.........................   1,935,000   1,280,037            0.0%
#   ShenMao Technology, Inc.........................   1,267,000   1,346,873            0.0%
#   Shih Her Technologies, Inc......................     411,000     749,947            0.0%
    Shih Wei Navigation Co., Ltd....................   2,785,718   1,714,488            0.0%
#   Shihlin Electric & Engineering Corp.............   4,470,000   5,840,187            0.0%
#   Shin Kong Financial Holding Co., Ltd............ 147,139,146  44,691,310            0.3%
    Shin Zu Shing Co., Ltd..........................   1,123,000   2,469,689            0.0%
#   Shinkong Insurance Co., Ltd.....................   3,610,412   2,695,648            0.0%
    Shinkong Synthetic Fibers Corp..................  27,670,754   9,832,759            0.1%
#   Shuttle, Inc....................................   4,602,015   1,253,076            0.0%
#   Sigurd Microelectronics Corp....................   6,663,047   6,377,441            0.1%
#*  Silicon Integrated Systems Corp.................   6,455,165   1,789,243            0.0%
#   Silitech Technology Corp........................   1,476,924     997,637            0.0%
    Sincere Navigation Corp.........................   4,946,740   4,283,911            0.0%
#   Singatron Enterprise Co., Ltd...................      63,000      23,963            0.0%
#   Sinkang Industries Co., Ltd.....................     699,557     253,166            0.0%
#   Sino-American Silicon Products, Inc.............   7,750,000  11,977,037            0.1%
#   Sinon Corp......................................   6,282,877   3,419,635            0.0%
#   SinoPac Financial Holdings Co., Ltd............. 135,264,317  58,728,390            0.3%
#   Siward Crystal Technology Co., Ltd..............   2,520,875   1,812,346            0.0%
#   Solar Applied Materials Technology Co...........   1,820,000   1,433,207            0.0%
#*  Solartech Energy Corp...........................   4,156,165   2,661,632            0.0%
    Solomon Technology Corp.........................   1,254,590     766,748            0.0%
#*  Solytech Enterprise Corp........................   3,043,000     826,845            0.0%
    Southeast Cement Co., Ltd.......................   3,539,700   1,820,251            0.0%
#   Spirox Corp.....................................     631,661     486,208            0.0%
    Stark Technology, Inc...........................   2,259,200   2,117,717            0.0%
#   Sunonwealth Electric Machine Industry Co., Ltd..   1,157,421     760,151            0.0%
#*  Sunplus Technology Co., Ltd.....................   8,214,620   3,131,438            0.0%
#   Sunrex Technology Corp..........................   1,799,000     990,077            0.0%
    Super Dragon Technology Co., Ltd................      26,175      15,042            0.0%
#   Supreme Electronics Co., Ltd....................   3,798,277   2,111,021            0.0%
#   Sweeten Construction Co., Ltd...................   1,296,256     741,577            0.0%
#   Sysage Technology Co., Ltd......................     114,950     129,160            0.0%
#   Systex Corp.....................................     801,801   1,465,953            0.0%
#   T-Mac Techvest PCB Co., Ltd.....................   1,603,000     816,783            0.0%
#   TA Chen Stainless Pipe..........................   8,476,281   5,220,844            0.0%
#*  Ta Chong Bank, Ltd..............................  31,010,870  10,307,692            0.1%
    Ta Chong Securities Co., Ltd....................     214,000      71,316            0.0%
    Ta Ya Electric Wire & Cable.....................   8,261,329   1,777,474            0.0%
#   TA-I Technology Co., Ltd........................   2,084,084   1,163,820            0.0%
    Tah Hsin Industrial Co., Ltd....................   1,521,900   1,443,520            0.0%
    TAI Roun Products Co., Ltd......................      63,000      21,040            0.0%
#   Taichung Commercial Bank Co., Ltd...............  32,244,991  10,824,084            0.1%
#   Tainan Enterprises Co., Ltd.....................   1,985,183   1,644,420            0.0%
#   Tainan Spinning Co., Ltd........................  18,531,996  10,282,936            0.1%
    Taishin Financial Holding Co., Ltd.............. 136,730,491  65,225,009            0.4%
#*  Taisun Enterprise Co., Ltd......................   2,034,410     770,137            0.0%
#*  Taita Chemical Co., Ltd.........................   2,626,864     726,430            0.0%
*   Taiwan Business Bank............................  60,083,410  18,075,009            0.1%
#   Taiwan Calsonic Co., Ltd........................      48,000      32,841            0.0%
    Taiwan Cement Corp..............................  45,114,440  69,013,294            0.4%
#   Taiwan Cogeneration Corp........................   3,096,333   2,453,594            0.0%
#   Taiwan Cooperative Financial Holding Co., Ltd...  92,383,241  49,412,015            0.3%
#   Taiwan Fertilizer Co., Ltd......................   3,775,000   6,697,270            0.1%
    Taiwan Fire & Marine Insurance Co., Ltd.........   1,235,000     891,397            0.0%
*   Taiwan Flourescent Lamp Co., Ltd................     756,000          --            0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                              Percentage
                                                      Shares      Value++   of Net Assets**
                                                      ------      -------   ---------------
TAIWAN -- (Continued)
    Taiwan FU Hsing Industrial Co., Ltd............   2,128,000 $ 2,043,884            0.0%
    Taiwan Glass Industry Corp.....................   9,558,710   7,415,596            0.1%
#   Taiwan Hon Chuan Enterprise Co., Ltd...........     102,000     167,164            0.0%
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd..   1,508,000   1,031,567            0.0%
*   Taiwan Kolin Co., Ltd..........................   5,797,000          --            0.0%
#   Taiwan Land Development Corp...................  12,641,235   4,491,190            0.0%
#*  Taiwan Life Insurance Co., Ltd.................     850,419     509,636            0.0%
    Taiwan Line Tek Electronic.....................      76,640      58,045            0.0%
#   Taiwan Mask Corp...............................   3,154,250     978,746            0.0%
    Taiwan Navigation Co., Ltd.....................   1,428,000   1,013,039            0.0%
#   Taiwan PCB Techvest Co., Ltd...................   3,567,946   5,264,641            0.0%
#*  Taiwan Prosperity Chemical Corp................     974,000     693,196            0.0%
*   Taiwan Pulp & Paper Corp.......................   7,065,660   2,647,393            0.0%
    Taiwan Sakura Corp.............................   2,890,472   2,007,415            0.0%
    Taiwan Semiconductor Co., Ltd..................   2,366,000   2,159,780            0.0%
    Taiwan Styrene Monomer.........................   4,652,647   1,920,669            0.0%
    Taiwan Surface Mounting Technology Co., Ltd....   2,628,944   3,683,541            0.0%
#   Taiwan TEA Corp................................  11,811,092   6,416,163            0.1%
#   Taiwan Union Technology Corp...................   3,421,000   2,843,734            0.0%
#   Taiyen Biotech Co., Ltd........................   2,363,217   1,889,697            0.0%
#*  Tatung Co., Ltd................................  37,430,342  10,630,329            0.1%
#   Te Chang Construction Co., Ltd.................      90,300      73,997            0.0%
    Teco Electric and Machinery Co., Ltd...........  32,704,725  36,389,719            0.2%
*   Tecom Co., Ltd.................................     229,753      19,876            0.0%
#*  Tekcore Co., Ltd...............................     399,000     116,995            0.0%
    Test-Rite International Co., Ltd...............     737,266     487,163            0.0%
#   Tex-Ray Industrial Co., Ltd....................     407,000     176,464            0.0%
#   ThaiLin Semiconductor Corp.....................   1,139,000     762,652            0.0%
#   Thinking Electronic Industrial Co., Ltd........   1,293,000   1,880,399            0.0%
    Ton Yi Industrial Corp.........................   2,150,600   1,278,682            0.0%
    Tong Yang Industry Co., Ltd....................   5,888,228   6,013,428            0.1%
#   Tong-Tai Machine & Tool Co., Ltd...............   3,209,368   2,849,063            0.0%
    Topco Scientific Co., Ltd......................     719,589   1,300,954            0.0%
#   Topoint Technology Co., Ltd....................   2,564,288   2,438,333            0.0%
#   TPK Holding Co., Ltd...........................     973,000   5,743,941            0.0%
#   Transasia Airways Corp.........................     865,000     324,230            0.0%
#   Tripod Technology Corp.........................   1,722,000   3,223,216            0.0%
    Tsann Kuen Enterprise Co., Ltd.................      58,000      61,042            0.0%
#   Tung Ho Steel Enterprise Corp..................  12,887,274  10,162,554            0.1%
#   Tung Ho Textile Co., Ltd.......................   2,454,000     644,567            0.0%
    TXC Corp.......................................     289,000     358,200            0.0%
*   TYC Brother Industrial Co., Ltd................   2,570,723   1,418,924            0.0%
#*  Tycoons Group Enterprise.......................   7,958,938   1,466,935            0.0%
*   Tyntek Corp....................................   1,755,936     393,139            0.0%
    TZE Shin International Co., Ltd................     253,212      73,533            0.0%
#*  U-Tech Media Corp..............................   1,946,799     394,673            0.0%
    Unic Technology Corp...........................      36,361      15,390            0.0%
#   Unimicron Technology Corp......................  24,718,363  19,027,104            0.1%
#*  Union Bank Of Taiwan...........................  12,347,526   4,188,292            0.0%
#   Unitech Computer Co., Ltd......................   1,682,739     970,073            0.0%
#   Unitech Printed Circuit Board Corp.............  10,230,281   4,195,504            0.0%
    United Integrated Services Co., Ltd............   1,629,000   1,548,515            0.0%
#   United Microelectronics Corp................... 217,150,681  96,414,681            0.5%
    Universal Cement Corp..........................   6,481,642   5,705,729            0.0%
    Unizyx Holding Corp............................   6,393,000   3,773,394            0.0%
#   UPC Technology Corp............................  12,783,746   4,375,189            0.0%
#   USI Corp.......................................   6,761,691   3,202,974            0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                   Percentage
                                                        Shares       Value++     of Net Assets**
                                                        ------       -------     ---------------
TAIWAN -- (Continued)
    Ve Wong Corp.....................................   1,616,806 $    1,192,835            0.0%
    Viking Tech Corp.................................      86,000         59,044            0.0%
#*  Wafer Works Corp.................................   5,117,000      2,122,143            0.0%
    Wah Hong Industrial Corp.........................     395,516        415,485            0.0%
#   Wah Lee Industrial Corp..........................   2,011,000      3,510,779            0.0%
#*  Walsin Lihwa Corp................................  54,995,412     18,257,900            0.1%
#*  Walsin Technology Corp...........................  10,131,230      3,504,139            0.0%
#   Walton Advanced Engineering, Inc.................   5,170,853      2,420,347            0.0%
    Wan Hai Lines, Ltd...............................   9,776,000      7,230,301            0.1%
    WAN HWA Enterprise Co............................     442,038        215,137            0.0%
#   Waterland Financial Holdings Co., Ltd............  31,195,094      8,673,363            0.1%
#*  Ways Technical Corp., Ltd........................     191,000        190,474            0.0%
*   WEI Chih Steel Industrial Co., Ltd...............   1,124,898        159,014            0.0%
#*  Wei Mon Industry Co., Ltd........................   5,541,691      1,262,446            0.0%
#   Weikeng Industrial Co., Ltd......................   1,884,550      1,438,580            0.0%
#   Well Shin Technology Co., Ltd....................   1,070,080      1,595,055            0.0%
#   Wha Yu Industrial Co., Ltd.......................     438,000        174,061            0.0%
    Win Semiconductors Corp..........................   6,494,000      5,859,090            0.0%
#*  Winbond Electronics Corp.........................  53,895,885     17,292,146            0.1%
*   Wintek Corp......................................  39,702,484      2,532,237            0.0%
#   Wisdom Marine Lines Co., Ltd.....................   1,585,326      1,838,956            0.0%
#   Wistron Corp.....................................  38,341,608     40,282,290            0.2%
    WPG Holdings, Ltd................................     515,092        627,449            0.0%
#   WT Microelectronics Co., Ltd.....................   4,800,900      7,666,543            0.1%
#   WUS Printed Circuit Co., Ltd.....................   5,181,928      2,374,619            0.0%
#   Yageo Corp.......................................   7,717,574     11,995,204            0.1%
*   Yang Ming Marine Transport Corp..................  23,051,676     10,552,550            0.1%
#   YC Co., Ltd......................................   6,163,104      3,264,320            0.0%
#   YC INOX Co., Ltd.................................   4,719,667      3,607,475            0.0%
#   YeaShin International Development Co., Ltd.......     286,830        162,286            0.0%
#   YFY, Inc.........................................  19,386,847      8,036,769            0.1%
#   Yi Jinn Industrial Co., Ltd......................   3,841,938        997,145            0.0%
#   Yieh Phui Enterprise Co., Ltd....................  17,378,199      5,146,174            0.0%
#*  Young Fast Optoelectronics Co., Ltd..............   2,546,000      1,610,877            0.0%
#   Youngtek Electronics Corp........................     727,116      1,394,322            0.0%
#   Yuanta Financial Holding Co., Ltd................ 143,586,770     72,328,347            0.4%
    Yulon Motor Co., Ltd.............................  13,971,572     20,612,635            0.1%
    Yung Chi Paint & Varnish Manufacturing Co., Ltd..     312,687        836,841            0.0%
#   Zenitron Corp....................................   3,226,000      1,809,603            0.0%
#   Zig Sheng Industrial Co., Ltd....................   8,536,352      2,359,218            0.0%
    Zinwell Corp.....................................   2,074,000      2,000,366            0.0%
    ZongTai Real Estate Development Co., Ltd.........     103,000         61,516            0.0%
                                                                  --------------           -----
TOTAL TAIWAN.........................................              2,898,845,848           15.3%
                                                                  --------------           -----

THAILAND -- (2.8%)
    AAPICO Hitech PCL................................     681,760        322,355            0.0%
*   AJ Plast PCL.....................................   2,076,900        656,803            0.0%
    AP Thailand PCL..................................  25,172,730      5,139,658            0.0%
    Asia Plus Securities PCL.........................  12,400,900      1,492,525            0.0%
    Bangchak Petroleum PCL (The).....................  10,134,500     10,423,879            0.1%
    Bangkok Bank PCL(6368360)........................   5,898,900     35,860,675            0.2%
    Bangkok Bank PCL(6077019)........................   1,849,900     11,473,129            0.1%
    Bangkok Expressway PCL...........................   5,726,100      6,680,743            0.0%
    Bangkok Insurance PCL............................     212,828      2,398,154            0.0%
    Bangkokland PCL..................................   7,642,500        469,297            0.0%
    Banpu PCL........................................  18,687,700     16,209,012            0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                   Percentage
                                                          Shares      Value++    of Net Assets**
                                                          ------      -------    ---------------
THAILAND -- (Continued)
    Cal-Comp Electronics Thailand PCL..................  28,423,136 $  2,635,489            0.0%
    Charoong Thai Wire & Cable PCL.....................   1,255,800      458,828            0.0%
    Delta Electronics Thailand PCL.....................   2,956,400    5,854,707            0.0%
    Eastern Water Resources Development and Management
     PCL...............................................   4,814,600    1,611,272            0.0%
*   Esso Thailand PCL..................................  22,012,600    3,717,203            0.0%
*   G J Steel PCL...................................... 537,140,250    1,484,268            0.0%
*   G Steel PCL........................................  52,021,100      319,442            0.0%
    Hana Microelectronics PCL..........................   5,180,100    6,918,463            0.0%
    ICC International PCL..............................   2,682,700    3,315,280            0.0%
    IRPC PCL........................................... 130,153,300   13,666,696            0.1%
    Kang Yong Electric PCL.............................       6,600       51,876            0.0%
    KGI Securities Thailand PCL........................  19,837,300    2,022,101            0.0%
    Kiatnakin Bank PCL.................................   5,785,100    7,504,467            0.1%
    Krung Thai Bank PCL................................  72,258,100   51,692,162            0.3%
    Laguna Resorts & Hotels PCL........................   1,073,800    1,046,765            0.0%
    Lanna Resources PCL................................     822,400      328,253            0.0%
    LH Financial Group PCL.............................  16,439,351      918,625            0.0%
    Nation Multimedia Group PCL........................   3,462,900      166,925            0.0%
*   Polyplex Thailand PCL..............................   3,084,300    1,107,962            0.0%
    Precious Shipping PCL..............................   6,442,200    4,213,045            0.0%
    PTT Exploration & Production PCL...................   2,351,000   10,574,808            0.1%
    PTT Global Chemical PCL............................  28,978,141   55,162,565            0.3%
    PTT PCL............................................  15,934,500  180,039,791            1.0%
    Quality Houses PCL.................................  16,751,941    2,211,647            0.0%
    Saha Pathana Inter-Holding PCL.....................   2,809,900    2,243,089            0.0%
    Saha Pathanapibul PCL..............................   1,594,833    2,093,310            0.0%
    Saha-Union PCL.....................................   2,963,700    3,799,032            0.0%
*   Sahaviriya Steel Industries PCL.................... 110,704,540    1,155,651            0.0%
    Sansiri PCL........................................  91,921,866    5,813,910            0.0%
    SC Asset Corp PCL..................................  25,551,325    2,965,429            0.0%
    Siam Future Development PCL........................   5,753,122    1,236,471            0.0%
    Siamgas & Petrochemicals PCL.......................   2,300,700      890,047            0.0%
    Somboon Advance Technology PCL.....................   2,801,200    1,582,502            0.0%
    Sri Ayudhya Capital PCL............................     151,800      200,411            0.0%
    Sri Trang Agro-Industry PCL........................   9,293,600    4,165,998            0.0%
    Srithai Superware PCL..............................  16,979,100    1,417,966            0.0%
*   Tata Steel Thailand PCL............................  48,005,000    1,370,729            0.0%
*   Thai Airways International PCL.....................  17,012,811    7,469,549            0.1%
    Thai Carbon Black PCL..............................     441,000      375,737            0.0%
    Thai Oil PCL.......................................  14,164,600   19,461,647            0.1%
    Thai Rayon PCL.....................................      79,500       76,278            0.0%
    Thai Stanley Electric PCL(B01GKK6).................     174,600    1,174,007            0.0%
    Thai Stanley Electric PCL(B01GKM8).................      43,100      289,803            0.0%
    Thai Wacoal PCL....................................      85,000      129,836            0.0%
    Thanachart Capital PCL.............................  10,803,400   11,609,426            0.1%
    Thitikorn PCL......................................     962,200      292,471            0.0%
*   Thoresen Thai Agencies PCL.........................  10,463,770    7,003,690            0.0%
*   Tipco Asphalt PCL..................................     295,800      547,189            0.0%
    Tisco Financial Group PCL..........................   2,168,500    2,962,796            0.0%
    TMB Bank PCL.......................................  92,807,000    8,776,345            0.1%
    Total Access Communication PCL.....................   2,920,080    9,279,345            0.1%
    TPI Polene PCL..................................... 155,294,240    8,630,107            0.1%
    Vanachai Group PCL.................................  10,240,920    2,452,538            0.0%
    Vinythai PCL.......................................   6,688,917    2,176,927            0.0%
                                                                    ------------            ----
TOTAL THAILAND.........................................              559,791,106            3.0%
                                                                    ------------            ----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                            Percentage
                                                                     Shares     Value++   of Net Assets**
                                                                     ------     -------   ---------------
TURKEY -- (2.3%)
*   Adana Cimento Sanayii TAS Class A.............................  1,072,051 $ 2,498,230            0.0%
#*  Adese Alisveris Merkezleri Ticaret A.S........................    152,622     564,631            0.0%
#   Akbank TAS.................................................... 14,433,710  52,119,314            0.3%
#*  Akenerji Elektrik Uretim A.S..................................  4,066,226   2,139,488            0.0%
#   Akfen Holding A.S.............................................    839,567   1,794,003            0.0%
    Aksa Akrilik Kimya Sanayii A.S................................  1,735,088   5,705,480            0.0%
    Aksigorta A.S.................................................    877,125   1,061,492            0.0%
#   Alarko Holding A.S............................................  1,562,507   2,825,254            0.0%
#   Albaraka Turk Katilim Bankasi A.S.............................  3,760,873   2,655,695            0.0%
*   Anadolu Anonim Turk Sigorta Sirketi...........................  4,326,842   2,745,587            0.0%
#   Anadolu Cam Sanayii A.S.......................................  2,650,582   2,265,077            0.0%
#   Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A.S..................     24,066     250,502            0.0%
*   Asya Katilim Bankasi A.S......................................  8,975,815   2,907,604            0.0%
#   Aygaz A.S.....................................................  1,020,159   4,302,545            0.0%
#   Baticim Bati Anadolu Cimento Sanayii A.S......................    364,909   1,128,276            0.0%
*   Bolu Cimento Sanayii A.S......................................    753,805   1,470,368            0.0%
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.................    888,582   2,864,566            0.0%
*   Boyner Perakende Ve Tekstil Yatirimlari AS....................     41,471     913,133            0.0%
    Cimsa Cimento Sanayi VE Ticaret A.S...........................    189,995   1,405,233            0.0%
#*  Deva Holding A.S..............................................    590,657     544,659            0.0%
#*  Dogan Sirketler Grubu Holding A.S............................. 16,834,393   5,073,032            0.0%
#   Eczacibasi Yatirim Holding Ortakligi A.S......................    294,692     814,129            0.0%
    EGE Seramik Sanayi ve Ticaret A.S.............................  1,418,706   2,277,710            0.0%
    EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve
     Ticaret A.S..................................................  3,004,674   3,176,554            0.0%
    Eregli Demir ve Celik Fabrikalari TAS......................... 24,473,976  51,009,693            0.3%
    Gentas Genel Metal Sanayi ve Ticaret A.S......................  1,048,776     773,480            0.0%
*   Global Yatirim Holding A.S....................................  3,967,218   2,497,130            0.0%
#   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S...........     46,460   1,238,463            0.0%
#*  GSD Holding...................................................  4,585,286   2,948,857            0.0%
*   Gunes Sigorta.................................................    219,430     194,437            0.0%
#*  Hurriyet Gazetecilik A.S......................................  3,737,714   1,041,811            0.0%
*   Ihlas EV Aletleri.............................................     23,776       3,317            0.0%
#*  Ihlas Holding A.S............................................. 13,149,270   1,774,419            0.0%
#*  Ipek Dogal Enerji Kaynaklari Ve Uretim A.S....................  1,771,050   1,361,757            0.0%
    Is Finansal Kiralama A.S......................................  2,987,004   1,237,711            0.0%
    Is Yatirim Menkul Degerler A.S. Class A.......................    481,784     247,252            0.0%
#*  Izmir Demir Celik Sanayi A.S..................................    412,878     551,004            0.0%
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
     Class A......................................................  2,049,803   2,626,970            0.0%
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
     Class D......................................................          1           1            0.0%
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S........................  1,409,780     862,383            0.0%
#   KOC Holding A.S............................................... 10,028,018  51,121,088            0.3%
*   Koza Anadolu Metal Madencilik Isletmeleri A.S.................  1,412,866   1,099,247            0.0%
*   Menderes Tekstil Sanayi ve Ticaret A.S........................  1,017,777     508,213            0.0%
#*  Metro Ticari ve Mali Yatirimlar Holding A.S...................  4,790,610   1,163,153            0.0%
#   Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.........    352,545     633,923            0.0%
*   Parsan Makina Parcalari.......................................     23,682      48,450            0.0%
    Pinar Entegre Et ve Un Sanayi A.S.............................    343,247   1,409,837            0.0%
    Pinar SUT Mamulleri Sanayii A.S...............................     98,872     951,841            0.0%
*   Raks Elektronik Sanayi ve Ticaret A.S.........................      5,859          --            0.0%
*   Sabah Yayincilik..............................................     31,938          --            0.0%
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S............  1,345,000   1,916,230            0.0%
#*  Sasa Polyester Sanayi A.S.....................................  2,315,248   2,103,094            0.0%
#*  Sekerbank TAS.................................................  7,744,813   7,071,598            0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           Percentage
                                                                Shares       Value++     of Net Assets**
                                                                ------       -------     ---------------
TURKEY -- (Continued)
#   Selcuk Ecza Deposu Ticaret ve Sanayi A.S.................  2,387,936 $     2,268,037            0.0%
#   Soda Sanayii A.S.........................................  2,302,976       4,258,675            0.0%
#*  Tekfen Holding A.S.......................................     77,748         195,494            0.0%
#*  Tekstil Bankasi A.S......................................  1,683,023       1,384,943            0.0%
#   Trakya Cam Sanayi A.S....................................  5,412,569       7,108,677            0.1%
    Turcas Petrol A.S........................................    121,075         131,785            0.0%
*   Turk Hava Yollari........................................ 12,584,923      41,248,866            0.2%
    Turkiye Is Bankasi....................................... 33,315,167      83,301,332            0.5%
    Turkiye Sinai Kalkinma Bankasi A.S.......................  9,303,273       8,162,620            0.1%
#   Turkiye Sise ve Cam Fabrikalari A.S...................... 10,604,709      16,124,993            0.1%
#   Turkiye Vakiflar Bankasi Tao............................. 12,437,915      26,731,016            0.2%
    Vestel Beyaz Esya Sanayi ve Ticaret A.S..................    443,194       1,944,021            0.0%
#*  Vestel Elektronik Sanayi ve Ticaret A.S..................  1,948,645       6,444,017            0.1%
#   Yapi ve Kredi Bankasi A.S................................ 13,443,837      29,441,384            0.2%
#*  Zorlu Enerji Elektrik Uretim A.S.........................  1,130,962       1,345,159            0.0%
                                                                         ---------------           -----
TOTAL TURKEY.................................................                469,988,940            2.5%
                                                                         ---------------           -----
TOTAL COMMON STOCKS..........................................             18,125,595,816           95.7%
                                                                         ---------------           -----

PREFERRED STOCKS -- (3.4%)
BRAZIL -- (3.3%)
    Banco ABC Brasil SA......................................  1,128,732       6,264,632            0.0%
    Banco Alfa de Investimento SA............................     41,426         118,886            0.0%
    Banco Daycoval SA........................................    645,148       2,347,050            0.0%
    Banco do Estado do Rio Grande do Sul SA Class B..........  1,057,568       6,317,943            0.0%
*   Banco Industrial e Comercial SA..........................  1,675,900       4,236,033            0.0%
*   Banco Pan SA.............................................  2,002,192       2,327,481            0.0%
    Banco Pine SA............................................    436,030       1,210,032            0.0%
    Banco Sofisa SA..........................................    591,000         596,939            0.0%
    Braskem SA Class A.......................................  1,363,333       9,975,709            0.1%
    Cia Ferro Ligas da Bahia - Ferbasa.......................    906,134       3,045,828            0.0%
    Eucatex SA Industria e Comercio..........................    353,288         621,137            0.0%
    Financeira Alfa SA Credito Financiamento e Investimentos.      5,000           6,608            0.0%
*   Forjas Taurus SA.........................................    532,990          81,593            0.0%
    Gerdau SA................................................  6,169,399      27,632,442            0.2%
    Grazziotin SA............................................      2,400          17,983            0.0%
    Parana Banco SA..........................................    120,800         529,102            0.0%
    Petroleo Brasileiro SA................................... 18,238,804     112,184,242            0.6%
    Petroleo Brasileiro SA Sponsored ADR..................... 21,196,251     259,230,150            1.4%
    Randon Participacoes SA..................................    151,800         382,147            0.0%
    Suzano Papel e Celulose SA Class A.......................  5,848,009      24,711,351            0.1%
    Unipar Carbocloro SA Class B.............................  9,258,736       1,862,295            0.0%
*   Usinas Siderurgicas de Minas Gerais SA Class A...........  7,356,626      16,915,493            0.1%
    Vale SA.................................................. 14,877,158     129,450,847            0.7%
#   Vale SA Sponsored ADR....................................  5,996,988      52,533,615            0.3%
                                                                         ---------------           -----
TOTAL BRAZIL.................................................                662,599,538            3.5%
                                                                         ---------------           -----

COLOMBIA -- (0.1%)
    Grupo de Inversiones Suramericana SA.....................    857,076      17,278,985            0.1%
                                                                         ---------------           -----

MALAYSIA -- (0.0%)
    Amcorp Properties Bhd, 4.000%............................     85,450          11,301            0.0%
                                                                         ---------------           -----
TOTAL PREFERRED STOCKS.......................................                679,889,824            3.6%
                                                                         ---------------           -----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          Percentage
                                                              Shares        Value++     of Net Assets**
                                                              ------        -------     ---------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*     Banco Pan SA Rights 11/19/14.........................     107,469 $           867            0.0%
                                                                        ---------------          ------

CHINA -- (0.0%)
*     Golden Meditech Holdings, Ltd. Warrants 07/30/15.....     154,136           2,981            0.0%
                                                                        ---------------          ------

HONG KONG -- (0.0%)
#*    Agile Property Holdings, Ltd. Rights 11/11/14........   2,490,999         167,027            0.0%
*     HKC Holdings, Ltd. Warrants 10/15/15.................   5,017,976          25,235            0.0%
*     Tonly Electronics Holdings, Ltd. Rights..............     188,110          37,354            0.0%
                                                                        ---------------          ------
TOTAL HONG KONG............................................                     229,616            0.0%
                                                                        ---------------          ------

INDONESIA -- (0.0%)
*     Pabrik Kertas Tjiwi Kimia Tbk PT Warrants 07/11/17...      82,000           1,310            0.0%
                                                                        ---------------          ------

MALAYSIA -- (0.0%)
*     CB Industrial Product Holdings Bhd Warrants 12/31/15.     335,667              --            0.0%
                                                                        ---------------          ------

TAIWAN -- (0.0%)
*     Neo Solar Power Corp. Rights 11/24/14................     157,709              --            0.0%
*     Tong-Tai Machine & Tool Co., Ltd. Rights 12/17/14....     223,426           3,306            0.0%
                                                                        ---------------          ------
TOTAL TAIWAN...............................................                       3,306            0.0%
                                                                        ---------------          ------
TOTAL RIGHTS/WARRANTS......................................                     238,080            0.0%
                                                                        ---------------          ------

                                                                            Value+
                                                                -           ------             -
SECURITIES LENDING COLLATERAL -- (6.9%)
(S)@  DFA Short Term Investment Fund....................... 120,842,149   1,398,143,668            7.4%
                                                                        ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $19,905,306,971).................................               $20,203,867,388          106.7%
                                                                        ===============          ======

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


Summary of the Fund's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Brazil...................... $  592,943,637 $   489,799,533   --    $ 1,082,743,170
  Chile.......................     97,250,791     195,715,954   --        292,966,745
  China.......................    235,314,230   2,644,669,283   --      2,879,983,513
  Colombia....................     26,308,586              --   --         26,308,586
  Czech Republic..............             --      41,573,273   --         41,573,273
  Greece......................        450,318      20,162,473   --         20,612,791
  Hong Kong...................             --         209,454   --            209,454
  Hungary.....................             --      74,137,391   --         74,137,391
  India.......................    232,489,675   1,502,789,118   --      1,735,278,793
  Indonesia...................      9,326,399     513,294,384   --        522,620,783
  Israel......................             --          19,227   --             19,227
  Malaysia....................        933,008     800,684,637   --        801,617,645
  Mexico......................  1,419,694,498         576,790   --      1,420,271,288
  Philippines.................             --     213,846,255   --        213,846,255
  Poland......................             --     367,748,884   --        367,748,884
  Russia......................        410,701     492,489,702   --        492,900,403
  South Africa................    140,329,828   1,265,721,951   --      1,406,051,779
  South Korea.................    372,923,779   2,426,546,600   --      2,799,470,379
  Spain.......................     18,609,563              --   --         18,609,563
  Taiwan......................     47,122,723   2,851,723,125   --      2,898,845,848
  Thailand....................    559,791,106              --   --        559,791,106
  Turkey......................      2,907,604     467,081,336   --        469,988,940
Preferred Stocks
  Brazil......................    311,770,373     350,829,165   --        662,599,538
  Colombia....................     17,278,985              --   --         17,278,985
  Malaysia....................             --          11,301   --             11,301
Rights/Warrants
  Brazil......................             --             867   --                867
  China.......................             --           2,981   --              2,981
  Hong Kong...................             --         229,616   --            229,616
  Indonesia...................             --           1,310   --              1,310
  Malaysia....................             --              --   --                 --
  Taiwan......................             --           3,306   --              3,306
Securities Lending Collateral.             --   1,398,143,668   --      1,398,143,668
                               -------------- ---------------   --    ---------------
TOTAL......................... $4,085,855,804 $16,118,011,584   --    $20,203,867,388
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

(b)Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.CONTROLS AND PROCEDURES.

 (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

 (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.EXHIBITS.

 (a)(1)Code of Ethics is filed herewith.

 (a)(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

 (a)(3)This item is not applicable.

 (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund

By:    /s/ David G. Booth
       --------------------------------
       David G. Booth
       Chairman, Trustee, President and
       Co-Chief Executive Officer

Date:  January 5, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ David G. Booth
       ----------------------------------
       David G. Booth
       Principal Executive Officer
       Dimensional Emerging Markets Value
       Fund

Date:  January 5, 2015

By:    /s/ David R. Martin
       ----------------------------------
       David R. Martin
       Principal Financial Officer
       Dimensional Emerging Markets Value
       Fund

Date:  January 5, 2015